UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-3862

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 to June 30, 2024

Item 1. Reports to Stockholders.

(a)            The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Global Bond Portfolio Class ADV - IOSAX

Voya Global Bond Portfolio Class I - IOSIX

Voya Global Bond Portfolio Class S - IOSSX

Voya Global Insights Portfolio Class ADV - IGMAX

Voya Global Insights Portfolio Class I - IGMIX

Voya Global Insights Portfolio Class S - IGMSX

Voya Global Insights Portfolio Class S2 - IOGPX

Voya Index Solution 2025 Portfolio Class ADV - ISDAX

Voya Index Solution 2025 Portfolio Class I - ISDIX

Voya Index Solution 2025 Portfolio Class S - ISDSX

Voya Index Solution 2025 Portfolio Class S2 - IXXVX

Voya Index Solution 2025 Portfolio Class Z - VSZBX

Voya Index Solution 2030 Portfolio Class ADV - IDXFX

Voya Index Solution 2030 Portfolio Class I - IDXGX

Voya Index Solution 2030 Portfolio Class S - IDXHX

Voya Index Solution 2030 Portfolio Class S2 - IDXIX

Voya Index Solution 2030 Portfolio Class Z - VSZCX

Voya Index Solution 2035 Portfolio Class ADV - ISEAX

Voya Index Solution 2035 Portfolio Class I - ISEIX

Voya Index Solution 2035 Portfolio Class S - ISESX

Voya Index Solution 2035 Portfolio Class S2 - IXISX

Voya Index Solution 2035 Portfolio Class Z - VSZDX

Voya Index Solution 2040 Portfolio Class ADV - IDXKX

Voya Index Solution 2040 Portfolio Class I - IDXLX

Voya Index Solution 2040 Portfolio Class S - IDXMX

Voya Index Solution 2040 Portfolio Class S2 - IDXNX

Voya Index Solution 2040 Portfolio Class Z - VSZEX

Voya Index Solution 2045 Portfolio Class ADV - ISJAX

Voya Index Solution 2045 Portfolio Class I - ISJIX

Voya Index Solution 2045 Portfolio Class S - ISJSX

Voya Index Solution 2045 Portfolio Class S2 - ISVLX

Voya Index Solution 2045 Portfolio Class Z - VSZFX

Voya Index Solution 2050 Portfolio Class ADV - IDXPX

Voya Index Solution 2050 Portfolio Class I - IDXQX

Voya Index Solution 2050 Portfolio Class S - IDXRX

Voya Index Solution 2050 Portfolio Class S2 - IDXSX

Voya Index Solution 2050 Portfolio Class Z - VSZGX

Voya Index Solution 2055 Portfolio Class ADV - IISAX

Voya Index Solution 2055 Portfolio Class I - IISNX

Voya Index Solution 2055 Portfolio Class S - IISSX

Voya Index Solution 2055 Portfolio Class S2 - IISTX

Voya Index Solution 2055 Portfolio Class Z - VSZHX

Voya Index Solution 2060 Portfolio Class ADV - VPSAX

Voya Index Solution 2060 Portfolio Class I - VISPX

Voya Index Solution 2060 Portfolio Class S - VPISX

Voya Index Solution 2060 Portfolio Class S2 - VPSSX

Voya Index Solution 2060 Portfolio Class Z - VSZIX

Voya Index Solution 2065 Portfolio Class ADV - VIQAX

Voya Index Solution 2065 Portfolio Class I - VIQIX

Voya Index Solution 2065 Portfolio Class S - VIQSX

Voya Index Solution 2065 Portfolio Class S2 - VIQUX

Voya Index Solution 2065 Portfolio Class Z - VIQZX

Voya Index Solution Income Portfolio Class ADV - ISKAX

Voya Index Solution Income Portfolio Class I - ISKIX

Voya Index Solution Income Portfolio Class S - ISKSX

Voya Index Solution Income Portfolio Class S2 - IIIPX

Voya Index Solution Income Portfolio Class Z - VSZJX

Voya International High Dividend Low Volatility Portfolio Class ADV - IFTAX

Voya International High Dividend Low Volatility Portfolio Class I - IFTIX

Voya International High Dividend Low Volatility Portfolio Class S - IFTSX

Voya International High Dividend Low Volatility Portfolio Class S2 - ITFEX

Voya Solution 2025 Portfolio Class ADV - ISZAX

Voya Solution 2025 Portfolio Class I - ISZIX

Voya Solution 2025 Portfolio Class S - ISZSX

Voya Solution 2025 Portfolio Class S2 - ISPBX

Voya Solution 2030 Portfolio Class ADV - ISNFX

Voya Solution 2030 Portfolio Class I - ISNGX

Voya Solution 2030 Portfolio Class S - ISNHX

Voya Solution 2030 Portfolio Class S2 - ISNIX

Voya Solution 2035 Portfolio Class ADV - ISQAX

Voya Solution 2035 Portfolio Class I - ISQIX

Voya Solution 2035 Portfolio Class S - ISQSX

Voya Solution 2035 Portfolio Class S2 - ISPCX

Voya Solution 2040 Portfolio Class ADV - ISNKX

Voya Solution 2040 Portfolio Class I - ISNLX

Voya Solution 2040 Portfolio Class S - ISNMX

Voya Solution 2040 Portfolio Class S2 - ISNNX

Voya Solution 2045 Portfolio Class ADV - ISRAX

Voya Solution 2045 Portfolio Class I - ISRIX

Voya Solution 2045 Portfolio Class S - ISRSX

Voya Solution 2045 Portfolio Class S2 - ISPDX

Voya Solution 2050 Portfolio Class ADV - ISNPX

Voya Solution 2050 Portfolio Class I - ISNQX

Voya Solution 2050 Portfolio Class S - ISNRX

Voya Solution 2050 Portfolio Class S2 - ISNSX

Voya Solution 2055 Portfolio Class ADV - IASPX

Voya Solution 2055 Portfolio Class I - IISPX

Voya Solution 2055 Portfolio Class S - ISSPX

Voya Solution 2055 Portfolio Class S2 - ITSPX

Voya Solution 2060 Portfolio Class ADV - VSPAX

Voya Solution 2060 Portfolio Class I - VSIPX

Voya Solution 2060 Portfolio Class S - VSPSX

Voya Solution 2060 Portfolio Class S2 - VSSPX

Voya Solution 2065 Portfolio Class ADV - VSAQX

Voya Solution 2065 Portfolio Class I - VSQIX

Voya Solution 2065 Portfolio Class S - VSSQX

Voya Solution 2065 Portfolio Class S2 - VSQUX

Voya Solution Aggressive Portfolio Class ADV - IAVAX

Voya Solution Aggressive Portfolio Class I - IAVIX

Voya Solution Aggressive Portfolio Class R6 - VYRMX

Voya Solution Aggressive Portfolio Class S - IAVSX

Voya Solution Aggressive Portfolio Class S2 - IAVTX

Voya Solution Balanced Portfolio Class ADV - ISGAX

Voya Solution Balanced Portfolio Class I - ISGJX

Voya Solution Balanced Portfolio Class R6 - VYRLX

Voya Solution Balanced Portfolio Class S - ISGKX

Voya Solution Balanced Portfolio Class S2 - ISGTX

Voya Solution Conservative Portfolio Class ADV - ICGAX

Voya Solution Conservative Portfolio Class I - ICGIX

Voya Solution Conservative Portfolio Class R6 - VYRPX

Voya Solution Conservative Portfolio Class S - ICGSX

Voya Solution Conservative Portfolio Class S2 - ICGTX

Voya Solution Income Portfolio Class ADV - ISWAX

Voya Solution Income Portfolio Class I - ISWIX

Voya Solution Income Portfolio Class S - ISWSX

Voya Solution Income Portfolio Class S2 - IJKBX

Voya Solution Moderately Aggressive Portfolio Class ADV - IAGAX

Voya Solution Moderately Aggressive Portfolio Class I - IAGIX

Voya Solution Moderately Aggressive Portfolio Class R6 - VYROX

Voya Solution Moderately Aggressive Portfolio Class S - IAGSX

Voya Solution Moderately Aggressive Portfolio Class S2 - IAGTX

Voya Solution Moderately Conservative Portfolio Class ADV - ISPGX

Voya Solution Moderately Conservative Portfolio Class I - ISPRX

Voya Solution Moderately Conservative Portfolio Class R6 - VYRNX

Voya Solution Moderately Conservative Portfolio Class S - ISPSX

Voya Solution Moderately Conservative Portfolio Class S2 - ISPTX

VY® American Century Small-Mid Cap Value Portfolio Class ADV - IASAX

VY® American Century Small-Mid Cap Value Portfolio Class I - IACIX

VY® American Century Small-Mid Cap Value Portfolio Class S - IASSX

VY® American Century Small-Mid Cap Value Portfolio Class S2 - ISMSX

VY® Baron Growth Portfolio Class ADV - IBSAX

VY® Baron Growth Portfolio Class I - IBGIX

VY® Baron Growth Portfolio Class R6 - VYRBX

VY® Baron Growth Portfolio Class S - IBSSX

VY® Baron Growth Portfolio Class S2 - IBCGX

VY® Columbia Contrarian Core Portfolio Class ADV - ISBAX

VY® Columbia Contrarian Core Portfolio Class I - ISFIX

VY® Columbia Contrarian Core Portfolio Class S - ISCSX

VY® Columbia Small Cap Value II Portfolio Class ADV - ICSAX

VY® Columbia Small Cap Value II Portfolio Class I - ICISX

VY® Columbia Small Cap Value II Portfolio Class R6 - VYRDX

VY® Columbia Small Cap Value II Portfolio Class S - ICSSX

VY® Columbia Small Cap Value II Portfolio Class S2 - ICVPX

VY® Invesco Comstock Portfolio Class ADV - IVKAX

VY® Invesco Comstock Portfolio Class I - IVKIX

VY® Invesco Comstock Portfolio Class S - IVKSX

VY® Invesco Equity and Income Portfolio Class ADV - IUAAX

VY® Invesco Equity and Income Portfolio Class I - IUAIX

VY® Invesco Equity and Income Portfolio Class S - IUASX

VY® Invesco Equity and Income Portfolio Class S2 - IVIPX

VY® JPMorgan Mid Cap Value Portfolio Class ADV - IJMAX

VY® JPMorgan Mid Cap Value Portfolio Class I - IJMIX

VY® JPMorgan Mid Cap Value Portfolio Class S - IJMSX

VY® JPMorgan Mid Cap Value Portfolio Class S2 - IJPMX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class ADV - IAXAX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class I - IAXIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class R6 - VYRIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class S - IAXSX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class S2 - IAXTX

VY® T. Rowe Price Growth Equity Portfolio Class ADV - IGEAX

VY® T. Rowe Price Growth Equity Portfolio Class I - ITGIX

VY® T. Rowe Price Growth Equity Portfolio Class S - ITGSX

VY® T. Rowe Price Growth Equity Portfolio Class S2 - ITRGX

Voya Global Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IOSAX

This semi-annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$57	1.17%

Fund Statistics

  Total Net Assets$106,614,267
  # of Portfolio Holdings883
  Portfolio Turnover Rate70%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series HYB Fund	5.1%
China Government Bond, 3.250%, 11/22/28	4.0%
Voya VACS Series EMCD Fund	3.8%
Voya VACS Series EMHCD Fund	3.3%
United States Treasury Notes, 4.375%, 05/15/34	2.0%
China Government Bond, 2.850%, 06/04/27	1.8%
China Government Bond, 3.290%, 05/23/29	1.8%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.6%
Malaysia Government Bond, 3.828%, 07/05/34	1.6%
Ginnie Mae, 3.000%, 07/15/54	1.5%

Investment Type Allocation

Corporate Bonds/Notes
19.7%
Sovereign Bonds
19.1%
Collateralized Mortgage Obligations
13.5%
Mutual Funds
12.2%
Commercial Mortgage-Backed Securities
10.1%
U.S. Government Agency Obligations
10.0%
Asset-Backed Securities
9.1%
U.S. Treasury Obligations
4.8%
Common Stock
0.0%
Rights
0.0%
Liabilities in Excess of Other Assets
(6.1)%
-10%
-5%
0%
5%
10%
15%
20%
25%

Value	Value
Liabilities in Excess of Other Assets	(6.1)%
Rights	0.0%
Common Stock	0.0%
U.S. Treasury Obligations	4.8%
Asset-Backed Securities	9.1%
U.S. Government Agency Obligations	10.0%
Commercial Mortgage-Backed Securities	10.1%
Mutual Funds	12.2%
Collateralized Mortgage Obligations	13.5%
Sovereign Bonds	19.1%
Corporate Bonds/Notes	19.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Bond Portfolio

Class ADV: IOSAX

92914K883-SAR

Voya Global Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IOSIX

This semi-annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$33	0.67%

Fund Statistics

  Total Net Assets$106,614,267
  # of Portfolio Holdings883
  Portfolio Turnover Rate70%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series HYB Fund	5.1%
China Government Bond, 3.250%, 11/22/28	4.0%
Voya VACS Series EMCD Fund	3.8%
Voya VACS Series EMHCD Fund	3.3%
United States Treasury Notes, 4.375%, 05/15/34	2.0%
China Government Bond, 2.850%, 06/04/27	1.8%
China Government Bond, 3.290%, 05/23/29	1.8%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.6%
Malaysia Government Bond, 3.828%, 07/05/34	1.6%
Ginnie Mae, 3.000%, 07/15/54	1.5%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(6.1)%
Rights	0.0%
Common Stock	0.0%
U.S. Treasury Obligations	4.8%
Asset-Backed Securities	9.1%
U.S. Government Agency Obligations	10.0%
Commercial Mortgage-Backed Securities	10.1%
Mutual Funds	12.2%
Collateralized Mortgage Obligations	13.5%
Sovereign Bonds	19.1%
Corporate Bonds/Notes	19.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Bond Portfolio

Class I: IOSIX

92914K800-SAR

Voya Global Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IOSSX

This semi-annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$45	0.92%

Fund Statistics

  Total Net Assets$106,614,267
  # of Portfolio Holdings883
  Portfolio Turnover Rate70%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series HYB Fund	5.1%
China Government Bond, 3.250%, 11/22/28	4.0%
Voya VACS Series EMCD Fund	3.8%
Voya VACS Series EMHCD Fund	3.3%
United States Treasury Notes, 4.375%, 05/15/34	2.0%
China Government Bond, 2.850%, 06/04/27	1.8%
China Government Bond, 3.290%, 05/23/29	1.8%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.6%
Malaysia Government Bond, 3.828%, 07/05/34	1.6%
Ginnie Mae, 3.000%, 07/15/54	1.5%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(6.1)%
Rights	0.0%
Common Stock	0.0%
U.S. Treasury Obligations	4.8%
Asset-Backed Securities	9.1%
U.S. Government Agency Obligations	10.0%
Commercial Mortgage-Backed Securities	10.1%
Mutual Funds	12.2%
Collateralized Mortgage Obligations	13.5%
Sovereign Bonds	19.1%
Corporate Bonds/Notes	19.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Bond Portfolio

Class S: IOSSX

92914K701-SAR

Voya Global Insights Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IGMAX

This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$64	1.26%

Fund Statistics

  Total Net Assets$1,149,026,995
  # of Portfolio Holdings73
  Portfolio Turnover Rate77%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

ARM Holdings PLC	4.1%
Hitachi Ltd.	2.9%
Holcim AG	2.6%
Industria de Diseno Textil SA	2.6%
Otis Worldwide Corp.	2.4%
Constellation Energy Corp.	2.4%
NVIDIA Corp.	2.3%
Walmart, Inc.	2.3%
General Electric Co.	2.3%
Amazon.com, Inc.	2.2%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.8%
China	1.1%
United Kingdom	1.4%
Italy	1.7%
Denmark	1.8%
Taiwan	2.0%
Canada	2.9%
Switzerland	3.6%
Spain	4.4%
India	4.5%
Japan	5.6%
United States	67.8%

Sector Allocation

Value	Value
Information Technology	17.7%
Industrials	15.4%
Consumer Discretionary	13.0%
Health Care	10.5%
Financials	9.8%
Communication Services	7.7%
Materials	7.1%
Energy	6.4%
Utilities	5.1%
Consumer Staples	3.2%
Real Estate	2.3%
Assets in Excess of Other Liabilities	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Insights Portfolio

Class ADV: IGMAX

92914K677-SAR

Voya Global Insights Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IGMIX

This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$39	0.76%

Fund Statistics

  Total Net Assets$1,149,026,995
  # of Portfolio Holdings73
  Portfolio Turnover Rate77%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

ARM Holdings PLC	4.1%
Hitachi Ltd.	2.9%
Holcim AG	2.6%
Industria de Diseno Textil SA	2.6%
Otis Worldwide Corp.	2.4%
Constellation Energy Corp.	2.4%
NVIDIA Corp.	2.3%
Walmart, Inc.	2.3%
General Electric Co.	2.3%
Amazon.com, Inc.	2.2%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.8%
China	1.1%
United Kingdom	1.4%
Italy	1.7%
Denmark	1.8%
Taiwan	2.0%
Canada	2.9%
Switzerland	3.6%
Spain	4.4%
India	4.5%
Japan	5.6%
United States	67.8%

Sector Allocation

Value	Value
Information Technology	17.7%
Industrials	15.4%
Consumer Discretionary	13.0%
Health Care	10.5%
Financials	9.8%
Communication Services	7.7%
Materials	7.1%
Energy	6.4%
Utilities	5.1%
Consumer Staples	3.2%
Real Estate	2.3%
Assets in Excess of Other Liabilities	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Insights Portfolio

Class I: IGMIX

92914K651-SAR

Voya Global Insights Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IGMSX

This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$52	1.01%

Fund Statistics

  Total Net Assets$1,149,026,995
  # of Portfolio Holdings73
  Portfolio Turnover Rate77%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

ARM Holdings PLC	4.1%
Hitachi Ltd.	2.9%
Holcim AG	2.6%
Industria de Diseno Textil SA	2.6%
Otis Worldwide Corp.	2.4%
Constellation Energy Corp.	2.4%
NVIDIA Corp.	2.3%
Walmart, Inc.	2.3%
General Electric Co.	2.3%
Amazon.com, Inc.	2.2%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.8%
China	1.1%
United Kingdom	1.4%
Italy	1.7%
Denmark	1.8%
Taiwan	2.0%
Canada	2.9%
Switzerland	3.6%
Spain	4.4%
India	4.5%
Japan	5.6%
United States	67.8%

Sector Allocation

Value	Value
Information Technology	17.7%
Industrials	15.4%
Consumer Discretionary	13.0%
Health Care	10.5%
Financials	9.8%
Communication Services	7.7%
Materials	7.1%
Energy	6.4%
Utilities	5.1%
Consumer Staples	3.2%
Real Estate	2.3%
Assets in Excess of Other Liabilities	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Insights Portfolio

Class S: IGMSX

92914K669-SAR

Voya Global Insights Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IOGPX

This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$59	1.16%

Fund Statistics

  Total Net Assets$1,149,026,995
  # of Portfolio Holdings73
  Portfolio Turnover Rate77%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

ARM Holdings PLC	4.1%
Hitachi Ltd.	2.9%
Holcim AG	2.6%
Industria de Diseno Textil SA	2.6%
Otis Worldwide Corp.	2.4%
Constellation Energy Corp.	2.4%
NVIDIA Corp.	2.3%
Walmart, Inc.	2.3%
General Electric Co.	2.3%
Amazon.com, Inc.	2.2%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.8%
China	1.1%
United Kingdom	1.4%
Italy	1.7%
Denmark	1.8%
Taiwan	2.0%
Canada	2.9%
Switzerland	3.6%
Spain	4.4%
India	4.5%
Japan	5.6%
United States	67.8%

Sector Allocation

Value	Value
Information Technology	17.7%
Industrials	15.4%
Consumer Discretionary	13.0%
Health Care	10.5%
Financials	9.8%
Communication Services	7.7%
Materials	7.1%
Energy	6.4%
Utilities	5.1%
Consumer Staples	3.2%
Real Estate	2.3%
Assets in Excess of Other Liabilities	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Insights Portfolio

Class S2: IOGPX

92914L444-SAR

Voya Index Solution 2025 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ISDAX

This semi-annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$28	0.54%

Fund Statistics

  Total Net Assets$1,047,038,000
  # of Portfolio Holdings12
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	30.7%
Voya VACS Index Series S Portfolio	28.7%
Voya VACS Index Series I Portfolio	11.4%
Schwab U.S. TIPS ETF	7.0%
Voya U.S. Bond Index Portfolio - Class I	5.6%
Voya VACS Index Series MC Portfolio	4.7%
Vanguard Short-Term Corporate Bond ETF	3.0%
Xtrackers USD High Yield Corporate Bond ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
Voya VACS Index Series EM Portfolio	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	48.3%
Fixed Income	51.5%

Target Asset Allocations

Value	Value
US Large Blend	28.0%
US Mid Cap Blend	4.8%
US Small Cap	1.5%
International	11.8%
Emerging Markets	2.0%
Core Fixed Income	36.6%
High Yield	2.5%
TIPS	7.0%
Short Duration	3.8%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2025 Portfolio

Class ADV: ISDAX

92914H575-SAR

Voya Index Solution 2025 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ISDIX

This semi-annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$2	0.04%

Fund Statistics

  Total Net Assets$1,047,038,000
  # of Portfolio Holdings12
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	30.7%
Voya VACS Index Series S Portfolio	28.7%
Voya VACS Index Series I Portfolio	11.4%
Schwab U.S. TIPS ETF	7.0%
Voya U.S. Bond Index Portfolio - Class I	5.6%
Voya VACS Index Series MC Portfolio	4.7%
Vanguard Short-Term Corporate Bond ETF	3.0%
Xtrackers USD High Yield Corporate Bond ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
Voya VACS Index Series EM Portfolio	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	48.3%
Fixed Income	51.5%

Target Asset Allocations

Value	Value
US Large Blend	28.0%
US Mid Cap Blend	4.8%
US Small Cap	1.5%
International	11.8%
Emerging Markets	2.0%
Core Fixed Income	36.6%
High Yield	2.5%
TIPS	7.0%
Short Duration	3.8%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2025 Portfolio

Class I: ISDIX

92914H690-SAR

Voya Index Solution 2025 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ISDSX

This semi-annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$15	0.29%

Fund Statistics

  Total Net Assets$1,047,038,000
  # of Portfolio Holdings12
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	30.7%
Voya VACS Index Series S Portfolio	28.7%
Voya VACS Index Series I Portfolio	11.4%
Schwab U.S. TIPS ETF	7.0%
Voya U.S. Bond Index Portfolio - Class I	5.6%
Voya VACS Index Series MC Portfolio	4.7%
Vanguard Short-Term Corporate Bond ETF	3.0%
Xtrackers USD High Yield Corporate Bond ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
Voya VACS Index Series EM Portfolio	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	48.3%
Fixed Income	51.5%

Target Asset Allocations

Value	Value
US Large Blend	28.0%
US Mid Cap Blend	4.8%
US Small Cap	1.5%
International	11.8%
Emerging Markets	2.0%
Core Fixed Income	36.6%
High Yield	2.5%
TIPS	7.0%
Short Duration	3.8%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2025 Portfolio

Class S: ISDSX

92914H633-SAR

Voya Index Solution 2025 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IXXVX

This semi-annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$22	0.44%

Fund Statistics

  Total Net Assets$1,047,038,000
  # of Portfolio Holdings12
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	30.7%
Voya VACS Index Series S Portfolio	28.7%
Voya VACS Index Series I Portfolio	11.4%
Schwab U.S. TIPS ETF	7.0%
Voya U.S. Bond Index Portfolio - Class I	5.6%
Voya VACS Index Series MC Portfolio	4.7%
Vanguard Short-Term Corporate Bond ETF	3.0%
Xtrackers USD High Yield Corporate Bond ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
Voya VACS Index Series EM Portfolio	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	48.3%
Fixed Income	51.5%

Target Asset Allocations

Value	Value
US Large Blend	28.0%
US Mid Cap Blend	4.8%
US Small Cap	1.5%
International	11.8%
Emerging Markets	2.0%
Core Fixed Income	36.6%
High Yield	2.5%
TIPS	7.0%
Short Duration	3.8%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2025 Portfolio

Class S2: IXXVX

92914L543-SAR

Voya Index Solution 2025 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class Z: VSZBX

This semi-annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	-%

Fund Statistics

  Total Net Assets$1,047,038,000
  # of Portfolio Holdings12
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	30.7%
Voya VACS Index Series S Portfolio	28.7%
Voya VACS Index Series I Portfolio	11.4%
Schwab U.S. TIPS ETF	7.0%
Voya U.S. Bond Index Portfolio - Class I	5.6%
Voya VACS Index Series MC Portfolio	4.7%
Vanguard Short-Term Corporate Bond ETF	3.0%
Xtrackers USD High Yield Corporate Bond ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
Voya VACS Index Series EM Portfolio	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	48.3%
Fixed Income	51.5%

Target Asset Allocations

Value	Value
US Large Blend	28.0%
US Mid Cap Blend	4.8%
US Small Cap	1.5%
International	11.8%
Emerging Markets	2.0%
Core Fixed Income	36.6%
High Yield	2.5%
TIPS	7.0%
Short Duration	3.8%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2025 Portfolio

Class Z: VSZBX

92914J514-SAR

Voya Index Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IDXFX

This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$29	0.56%

Fund Statistics

  Total Net Assets$947,294,741
  # of Portfolio Holdings11
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	35.9%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24.4%
Voya VACS Index Series I Portfolio	15.4%
Voya VACS Index Series MC Portfolio	5.8%
Voya U.S. Bond Index Portfolio - Class I	4.4%
Schwab U.S. TIPS ETF	2.9%
Voya VACS Index Series SC Portfolio	2.9%
Voya VACS Index Series EM Portfolio	2.1%
Vanguard Short-Term Corporate Bond ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	37.6%
Equity	62.1%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	15.5%
Emerging Markets	2.0%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2030 Portfolio

Class ADV: IDXFX

92914J753-SAR

Voya Index Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IDXGX

This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$3	0.06%

Fund Statistics

  Total Net Assets$947,294,741
  # of Portfolio Holdings11
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	35.9%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24.4%
Voya VACS Index Series I Portfolio	15.4%
Voya VACS Index Series MC Portfolio	5.8%
Voya U.S. Bond Index Portfolio - Class I	4.4%
Schwab U.S. TIPS ETF	2.9%
Voya VACS Index Series SC Portfolio	2.9%
Voya VACS Index Series EM Portfolio	2.1%
Vanguard Short-Term Corporate Bond ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	37.6%
Equity	62.1%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	15.5%
Emerging Markets	2.0%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2030 Portfolio

Class I: IDXGX

92914J761-SAR

Voya Index Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IDXHX

This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$16	0.31%

Fund Statistics

  Total Net Assets$947,294,741
  # of Portfolio Holdings11
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	35.9%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24.4%
Voya VACS Index Series I Portfolio	15.4%
Voya VACS Index Series MC Portfolio	5.8%
Voya U.S. Bond Index Portfolio - Class I	4.4%
Schwab U.S. TIPS ETF	2.9%
Voya VACS Index Series SC Portfolio	2.9%
Voya VACS Index Series EM Portfolio	2.1%
Vanguard Short-Term Corporate Bond ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	37.6%
Equity	62.1%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	15.5%
Emerging Markets	2.0%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2030 Portfolio

Class S: IDXHX

92914J779-SAR

Voya Index Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IDXIX

This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$24	0.46%

Fund Statistics

  Total Net Assets$947,294,741
  # of Portfolio Holdings11
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	35.9%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24.4%
Voya VACS Index Series I Portfolio	15.4%
Voya VACS Index Series MC Portfolio	5.8%
Voya U.S. Bond Index Portfolio - Class I	4.4%
Schwab U.S. TIPS ETF	2.9%
Voya VACS Index Series SC Portfolio	2.9%
Voya VACS Index Series EM Portfolio	2.1%
Vanguard Short-Term Corporate Bond ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	37.6%
Equity	62.1%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	15.5%
Emerging Markets	2.0%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2030 Portfolio

Class S2: IDXIX

92914J787-SAR

Voya Index Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class Z: VSZCX

This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	-%

Fund Statistics

  Total Net Assets$947,294,741
  # of Portfolio Holdings11
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	35.9%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24.4%
Voya VACS Index Series I Portfolio	15.4%
Voya VACS Index Series MC Portfolio	5.8%
Voya U.S. Bond Index Portfolio - Class I	4.4%
Schwab U.S. TIPS ETF	2.9%
Voya VACS Index Series SC Portfolio	2.9%
Voya VACS Index Series EM Portfolio	2.1%
Vanguard Short-Term Corporate Bond ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	37.6%
Equity	62.1%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	15.5%
Emerging Markets	2.0%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2030 Portfolio

Class Z: VSZCX

92914J498-SAR

Voya Index Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ISEAX

This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$28	0.55%

Fund Statistics

  Total Net Assets$1,576,510,707
  # of Portfolio Holdings9
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	42.9%
Voya VACS Index Series I Portfolio	18.2%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	16.5%
Voya U.S. Bond Index Portfolio - Class I	6.5%
Voya VACS Index Series MC Portfolio	5.8%
Voya VACS Index Series EM Portfolio	3.1%
Voya VACS Index Series SC Portfolio	2.9%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	26.9%
Equity	72.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	18.5%
Emerging Markets	3.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2035 Portfolio

Class ADV: ISEAX

92914H583-SAR

Voya Index Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ISEIX

This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$3	0.05%

Fund Statistics

  Total Net Assets$1,576,510,707
  # of Portfolio Holdings9
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	42.9%
Voya VACS Index Series I Portfolio	18.2%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	16.5%
Voya U.S. Bond Index Portfolio - Class I	6.5%
Voya VACS Index Series MC Portfolio	5.8%
Voya VACS Index Series EM Portfolio	3.1%
Voya VACS Index Series SC Portfolio	2.9%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	26.9%
Equity	72.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	18.5%
Emerging Markets	3.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2035 Portfolio

Class I: ISEIX

92914H716-SAR

Voya Index Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ISESX

This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$15	0.30%

Fund Statistics

  Total Net Assets$1,576,510,707
  # of Portfolio Holdings9
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	42.9%
Voya VACS Index Series I Portfolio	18.2%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	16.5%
Voya U.S. Bond Index Portfolio - Class I	6.5%
Voya VACS Index Series MC Portfolio	5.8%
Voya VACS Index Series EM Portfolio	3.1%
Voya VACS Index Series SC Portfolio	2.9%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	26.9%
Equity	72.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	18.5%
Emerging Markets	3.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2035 Portfolio

Class S: ISESX

92914H641-SAR

Voya Index Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IXISX

This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$23	0.45%

Fund Statistics

  Total Net Assets$1,576,510,707
  # of Portfolio Holdings9
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	42.9%
Voya VACS Index Series I Portfolio	18.2%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	16.5%
Voya U.S. Bond Index Portfolio - Class I	6.5%
Voya VACS Index Series MC Portfolio	5.8%
Voya VACS Index Series EM Portfolio	3.1%
Voya VACS Index Series SC Portfolio	2.9%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	26.9%
Equity	72.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	18.5%
Emerging Markets	3.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2035 Portfolio

Class S2: IXISX

92914L550-SAR

Voya Index Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class Z: VSZDX

This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	-%

Fund Statistics

  Total Net Assets$1,576,510,707
  # of Portfolio Holdings9
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	42.9%
Voya VACS Index Series I Portfolio	18.2%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	16.5%
Voya U.S. Bond Index Portfolio - Class I	6.5%
Voya VACS Index Series MC Portfolio	5.8%
Voya VACS Index Series EM Portfolio	3.1%
Voya VACS Index Series SC Portfolio	2.9%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	26.9%
Equity	72.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	18.5%
Emerging Markets	3.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2035 Portfolio

Class Z: VSZDX

92914J480-SAR

Voya Index Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IDXKX

This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$31	0.59%

Fund Statistics

  Total Net Assets$986,600,840
  # of Portfolio Holdings9
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	47.8%
Voya VACS Index Series I Portfolio	21.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.1%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	4.1%
Voya VACS Index Series SC Portfolio	3.8%
Voya U.S. Bond Index Portfolio - Class I	3.3%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	16.2%
Equity	83.5%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	21.5%
Emerging Markets	4.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2040 Portfolio

Class ADV: IDXKX

92914J811-SAR

Voya Index Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IDXLX

This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$5	0.09%

Fund Statistics

  Total Net Assets$986,600,840
  # of Portfolio Holdings9
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	47.8%
Voya VACS Index Series I Portfolio	21.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.1%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	4.1%
Voya VACS Index Series SC Portfolio	3.8%
Voya U.S. Bond Index Portfolio - Class I	3.3%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	16.2%
Equity	83.5%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	21.5%
Emerging Markets	4.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2040 Portfolio

Class I: IDXLX

92914J829-SAR

Voya Index Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IDXMX

This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$18	0.34%

Fund Statistics

  Total Net Assets$986,600,840
  # of Portfolio Holdings9
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	47.8%
Voya VACS Index Series I Portfolio	21.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.1%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	4.1%
Voya VACS Index Series SC Portfolio	3.8%
Voya U.S. Bond Index Portfolio - Class I	3.3%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	16.2%
Equity	83.5%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	21.5%
Emerging Markets	4.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2040 Portfolio

Class S: IDXMX

92914J837-SAR

Voya Index Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IDXNX

This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$25	0.49%

Fund Statistics

  Total Net Assets$986,600,840
  # of Portfolio Holdings9
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	47.8%
Voya VACS Index Series I Portfolio	21.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.1%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	4.1%
Voya VACS Index Series SC Portfolio	3.8%
Voya U.S. Bond Index Portfolio - Class I	3.3%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	16.2%
Equity	83.5%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	21.5%
Emerging Markets	4.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2040 Portfolio

Class S2: IDXNX

92914J845-SAR

Voya Index Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class Z: VSZEX

This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	-%

Fund Statistics

  Total Net Assets$986,600,840
  # of Portfolio Holdings9
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	47.8%
Voya VACS Index Series I Portfolio	21.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.1%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	4.1%
Voya VACS Index Series SC Portfolio	3.8%
Voya U.S. Bond Index Portfolio - Class I	3.3%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	16.2%
Equity	83.5%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	21.5%
Emerging Markets	4.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2040 Portfolio

Class Z: VSZEX

92914J472-SAR

Voya Index Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ISJAX

This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$30	0.57%

Fund Statistics

  Total Net Assets$1,289,287,835
  # of Portfolio Holdings9
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	51.8%
Voya VACS Index Series I Portfolio	23.0%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	5.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.7%
Voya VACS Index Series SC Portfolio	3.8%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	0.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.4%
Equity	90.4%

Target Asset Allocations

Value	Value
US Large Blend	50.5%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2045 Portfolio

Class ADV: ISJAX

92914H591-SAR

Voya Index Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ISJIX

This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$4	0.07%

Fund Statistics

  Total Net Assets$1,289,287,835
  # of Portfolio Holdings9
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	51.8%
Voya VACS Index Series I Portfolio	23.0%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	5.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.7%
Voya VACS Index Series SC Portfolio	3.8%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	0.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.4%
Equity	90.4%

Target Asset Allocations

Value	Value
US Large Blend	50.5%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2045 Portfolio

Class I: ISJIX

92914H724-SAR

Voya Index Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ISJSX

This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$17	0.32%

Fund Statistics

  Total Net Assets$1,289,287,835
  # of Portfolio Holdings9
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	51.8%
Voya VACS Index Series I Portfolio	23.0%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	5.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.7%
Voya VACS Index Series SC Portfolio	3.8%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	0.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.4%
Equity	90.4%

Target Asset Allocations

Value	Value
US Large Blend	50.5%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2045 Portfolio

Class S: ISJSX

92914H666-SAR

Voya Index Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: ISVLX

This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$24	0.47%

Fund Statistics

  Total Net Assets$1,289,287,835
  # of Portfolio Holdings9
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	51.8%
Voya VACS Index Series I Portfolio	23.0%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	5.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.7%
Voya VACS Index Series SC Portfolio	3.8%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	0.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.4%
Equity	90.4%

Target Asset Allocations

Value	Value
US Large Blend	50.5%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2045 Portfolio

Class S2: ISVLX

92914L568-SAR

Voya Index Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class Z: VSZFX

This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	-%

Fund Statistics

  Total Net Assets$1,289,287,835
  # of Portfolio Holdings9
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	51.8%
Voya VACS Index Series I Portfolio	23.0%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	5.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.7%
Voya VACS Index Series SC Portfolio	3.8%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	0.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.4%
Equity	90.4%

Target Asset Allocations

Value	Value
US Large Blend	50.5%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2045 Portfolio

Class Z: VSZFX

92914J464-SAR

Voya Index Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IDXPX

This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$31	0.60%

Fund Statistics

  Total Net Assets$826,225,747
  # of Portfolio Holdings8
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.7%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	6.6%
Equity	93.2%

Target Asset Allocations

Value	Value
US Large Blend	52.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2050 Portfolio

Class ADV: IDXPX

92914J878-SAR

Voya Index Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IDXQX

This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$5	0.10%

Fund Statistics

  Total Net Assets$826,225,747
  # of Portfolio Holdings8
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.7%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	6.6%
Equity	93.2%

Target Asset Allocations

Value	Value
US Large Blend	52.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2050 Portfolio

Class I: IDXQX

92914J886-SAR

Voya Index Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IDXRX

This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$18	0.35%

Fund Statistics

  Total Net Assets$826,225,747
  # of Portfolio Holdings8
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.7%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	6.6%
Equity	93.2%

Target Asset Allocations

Value	Value
US Large Blend	52.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2050 Portfolio

Class S: IDXRX

92914J803-SAR

Voya Index Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IDXSX

This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$26	0.50%

Fund Statistics

  Total Net Assets$826,225,747
  # of Portfolio Holdings8
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.7%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	6.6%
Equity	93.2%

Target Asset Allocations

Value	Value
US Large Blend	52.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2050 Portfolio

Class S2: IDXSX

92914J704-SAR

Voya Index Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class Z: VSZGX

This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	-%

Fund Statistics

  Total Net Assets$826,225,747
  # of Portfolio Holdings8
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.7%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	6.6%
Equity	93.2%

Target Asset Allocations

Value	Value
US Large Blend	52.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2050 Portfolio

Class Z: VSZGX

92914J456-SAR

Voya Index Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IISAX

This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$31	0.60%

Fund Statistics

  Total Net Assets$846,826,827
  # of Portfolio Holdings8
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2055 Portfolio

Class ADV: IISAX

92914L683-SAR

Voya Index Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IISNX

This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$5	0.10%

Fund Statistics

  Total Net Assets$846,826,827
  # of Portfolio Holdings8
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2055 Portfolio

Class I: IISNX

92914L691-SAR

Voya Index Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IISSX

This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$18	0.35%

Fund Statistics

  Total Net Assets$846,826,827
  # of Portfolio Holdings8
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2055 Portfolio

Class S: IISSX

92914L717-SAR

Voya Index Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IISTX

This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$26	0.50%

Fund Statistics

  Total Net Assets$846,826,827
  # of Portfolio Holdings8
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2055 Portfolio

Class S2: IISTX

92914L725-SAR

Voya Index Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class Z: VSZHX

This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	-%

Fund Statistics

  Total Net Assets$846,826,827
  # of Portfolio Holdings8
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Vanguard Long-Term Treasury ETF	1.9%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2055 Portfolio

Class Z: VSZHX

92914J449-SAR

Voya Index Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: VPSAX

This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$30	0.58%

Fund Statistics

  Total Net Assets$505,599,137
  # of Portfolio Holdings8
  Portfolio Turnover Rate9%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Vanguard Long-Term Treasury ETF	1.8%
Voya U.S. Bond Index Portfolio - Class I	1.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2060 Portfolio

Class ADV: VPSAX

92914L238-SAR

Voya Index Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: VISPX

This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$4	0.08%

Fund Statistics

  Total Net Assets$505,599,137
  # of Portfolio Holdings8
  Portfolio Turnover Rate9%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Vanguard Long-Term Treasury ETF	1.8%
Voya U.S. Bond Index Portfolio - Class I	1.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2060 Portfolio

Class I: VISPX

92914L279-SAR

Voya Index Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: VPISX

This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$17	0.33%

Fund Statistics

  Total Net Assets$505,599,137
  # of Portfolio Holdings8
  Portfolio Turnover Rate9%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Vanguard Long-Term Treasury ETF	1.8%
Voya U.S. Bond Index Portfolio - Class I	1.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2060 Portfolio

Class S: VPISX

92914L261-SAR

Voya Index Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: VPSSX

This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$25	0.48%

Fund Statistics

  Total Net Assets$505,599,137
  # of Portfolio Holdings8
  Portfolio Turnover Rate9%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Vanguard Long-Term Treasury ETF	1.8%
Voya U.S. Bond Index Portfolio - Class I	1.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2060 Portfolio

Class S2: VPSSX

92914L253-SAR

Voya Index Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class Z: VSZIX

This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	-%

Fund Statistics

  Total Net Assets$505,599,137
  # of Portfolio Holdings8
  Portfolio Turnover Rate9%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	22.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Vanguard Long-Term Treasury ETF	1.8%
Voya U.S. Bond Index Portfolio - Class I	1.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2060 Portfolio

Class Z: VSZIX

92914J431-SAR

Voya Index Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: VIQAX

This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$31	0.59%

Fund Statistics

  Total Net Assets$120,523,450
  # of Portfolio Holdings8
  Portfolio Turnover Rate9%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.7%
Vanguard Long-Term Treasury ETF	1.6%
Voya U.S. Bond Index Portfolio - Class I	1.4%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.7%
Equity	95.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	24.5%
Emerging Markets	5.0%
Core Fixed Income	3.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2065 Portfolio

Class ADV: VIQAX

92914J423-SAR

Voya Index Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: VIQIX

This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$5	0.09%

Fund Statistics

  Total Net Assets$120,523,450
  # of Portfolio Holdings8
  Portfolio Turnover Rate9%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.7%
Vanguard Long-Term Treasury ETF	1.6%
Voya U.S. Bond Index Portfolio - Class I	1.4%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.7%
Equity	95.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	24.5%
Emerging Markets	5.0%
Core Fixed Income	3.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2065 Portfolio

Class I: VIQIX

92914J415-SAR

Voya Index Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: VIQSX

This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$18	0.34%

Fund Statistics

  Total Net Assets$120,523,450
  # of Portfolio Holdings8
  Portfolio Turnover Rate9%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.7%
Vanguard Long-Term Treasury ETF	1.6%
Voya U.S. Bond Index Portfolio - Class I	1.4%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.7%
Equity	95.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	24.5%
Emerging Markets	5.0%
Core Fixed Income	3.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2065 Portfolio

Class S: VIQSX

92914J399-SAR

Voya Index Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: VIQUX

This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$26	0.49%

Fund Statistics

  Total Net Assets$120,523,450
  # of Portfolio Holdings8
  Portfolio Turnover Rate9%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.7%
Vanguard Long-Term Treasury ETF	1.6%
Voya U.S. Bond Index Portfolio - Class I	1.4%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.7%
Equity	95.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	24.5%
Emerging Markets	5.0%
Core Fixed Income	3.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2065 Portfolio

Class S2: VIQUX

92914J381-SAR

Voya Index Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class Z: VIQZX

This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	-%

Fund Statistics

  Total Net Assets$120,523,450
  # of Portfolio Holdings8
  Portfolio Turnover Rate9%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.7%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series MC Portfolio	7.7%
Voya VACS Index Series EM Portfolio	5.1%
Voya VACS Index Series SC Portfolio	3.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.7%
Vanguard Long-Term Treasury ETF	1.6%
Voya U.S. Bond Index Portfolio - Class I	1.4%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.7%
Equity	95.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	24.5%
Emerging Markets	5.0%
Core Fixed Income	3.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution 2065 Portfolio

Class Z: VIQZX

92914J373-SAR

Voya Index Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ISKAX

This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$27	0.54%

Fund Statistics

  Total Net Assets$640,519,543
  # of Portfolio Holdings12
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	37.4%
Voya VACS Index Series S Portfolio	19.5%
Schwab U.S. TIPS ETF	10.1%
Voya VACS Index Series I Portfolio	7.5%
Voya Short Term Bond Fund - Class R6	5.8%
Voya U.S. Bond Index Portfolio - Class I	4.2%
Xtrackers USD High Yield Corporate Bond ETF	4.2%
Voya VACS Index Series MC Portfolio	3.9%
Vanguard Short-Term Corporate Bond ETF	3.1%
Voya VACS Index Series EM Portfolio	2.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	33.0%
Fixed Income	66.8%

Target Asset Allocations

Value	Value
US Large Blend	18.5%
US Mid Cap Blend	4.0%
International	7.5%
Emerging Markets	2.0%
Core Fixed Income	43.0%
High Yield	4.0%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution Income Portfolio

Class ADV: ISKAX

92914H559-SAR

Voya Index Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ISKIX

This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$2	0.04%

Fund Statistics

  Total Net Assets$640,519,543
  # of Portfolio Holdings12
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	37.4%
Voya VACS Index Series S Portfolio	19.5%
Schwab U.S. TIPS ETF	10.1%
Voya VACS Index Series I Portfolio	7.5%
Voya Short Term Bond Fund - Class R6	5.8%
Voya U.S. Bond Index Portfolio - Class I	4.2%
Xtrackers USD High Yield Corporate Bond ETF	4.2%
Voya VACS Index Series MC Portfolio	3.9%
Vanguard Short-Term Corporate Bond ETF	3.1%
Voya VACS Index Series EM Portfolio	2.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	33.0%
Fixed Income	66.8%

Target Asset Allocations

Value	Value
US Large Blend	18.5%
US Mid Cap Blend	4.0%
International	7.5%
Emerging Markets	2.0%
Core Fixed Income	43.0%
High Yield	4.0%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution Income Portfolio

Class I: ISKIX

92914H674-SAR

Voya Index Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ISKSX

This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$15	0.29%

Fund Statistics

  Total Net Assets$640,519,543
  # of Portfolio Holdings12
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	37.4%
Voya VACS Index Series S Portfolio	19.5%
Schwab U.S. TIPS ETF	10.1%
Voya VACS Index Series I Portfolio	7.5%
Voya Short Term Bond Fund - Class R6	5.8%
Voya U.S. Bond Index Portfolio - Class I	4.2%
Xtrackers USD High Yield Corporate Bond ETF	4.2%
Voya VACS Index Series MC Portfolio	3.9%
Vanguard Short-Term Corporate Bond ETF	3.1%
Voya VACS Index Series EM Portfolio	2.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	33.0%
Fixed Income	66.8%

Target Asset Allocations

Value	Value
US Large Blend	18.5%
US Mid Cap Blend	4.0%
International	7.5%
Emerging Markets	2.0%
Core Fixed Income	43.0%
High Yield	4.0%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution Income Portfolio

Class S: ISKSX

92914H617-SAR

Voya Index Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IIIPX

This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$22	0.44%

Fund Statistics

  Total Net Assets$640,519,543
  # of Portfolio Holdings12
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	37.4%
Voya VACS Index Series S Portfolio	19.5%
Schwab U.S. TIPS ETF	10.1%
Voya VACS Index Series I Portfolio	7.5%
Voya Short Term Bond Fund - Class R6	5.8%
Voya U.S. Bond Index Portfolio - Class I	4.2%
Xtrackers USD High Yield Corporate Bond ETF	4.2%
Voya VACS Index Series MC Portfolio	3.9%
Vanguard Short-Term Corporate Bond ETF	3.1%
Voya VACS Index Series EM Portfolio	2.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	33.0%
Fixed Income	66.8%

Target Asset Allocations

Value	Value
US Large Blend	18.5%
US Mid Cap Blend	4.0%
International	7.5%
Emerging Markets	2.0%
Core Fixed Income	43.0%
High Yield	4.0%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution Income Portfolio

Class S2: IIIPX

92914L576-SAR

Voya Index Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class Z: VSZJX

This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	-%

Fund Statistics

  Total Net Assets$640,519,543
  # of Portfolio Holdings12
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	37.4%
Voya VACS Index Series S Portfolio	19.5%
Schwab U.S. TIPS ETF	10.1%
Voya VACS Index Series I Portfolio	7.5%
Voya Short Term Bond Fund - Class R6	5.8%
Voya U.S. Bond Index Portfolio - Class I	4.2%
Xtrackers USD High Yield Corporate Bond ETF	4.2%
Voya VACS Index Series MC Portfolio	3.9%
Vanguard Short-Term Corporate Bond ETF	3.1%
Voya VACS Index Series EM Portfolio	2.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	33.0%
Fixed Income	66.8%

Target Asset Allocations

Value	Value
US Large Blend	18.5%
US Mid Cap Blend	4.0%
International	7.5%
Emerging Markets	2.0%
Core Fixed Income	43.0%
High Yield	4.0%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Index Solution Income Portfolio

Class Z: VSZJX

92914J530-SAR

Voya International High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IFTAX

This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$63	1.24%

Fund Statistics

  Total Net Assets$306,829,293
  # of Portfolio Holdings179
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Novartis AG	3.0%
HSBC Holdings PLC	2.5%
Shell PLC	2.1%
Allianz SE	1.9%
Sanofi	1.9%
BP PLC	1.8%
Zurich Insurance Group AG	1.5%
iShares MSCI EAFE Value ETF	1.4%
Deutsche Telekom AG	1.4%
ANZ Group Holdings Ltd.	1.3%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Singapore	2.2%
Norway	3.0%
Spain	3.7%
Netherlands	4.6%
Italy	5.4%
Germany	7.2%
France	7.6%
Australia	8.1%
Switzerland	9.7%
United Kingdom	14.8%
Japan	23.1%

Sector Allocation

Value	Value
Financials	30.0%
Industrials	13.6%
Consumer Staples	9.2%
Health Care	8.8%
Energy	8.1%
Materials	7.9%
Communication Services	6.7%
Consumer Discretionary	5.4%
Utilities	4.7%
Real Estate	2.4%
Exchange-Traded Funds	1.4%
Liabilities in Excess of Other Assets	(2.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya International High Dividend Low Volatility Portfolio

Class ADV: IFTAX

92914H484-SAR

Voya International High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IFTIX

This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$38	0.74%

Fund Statistics

  Total Net Assets$306,829,293
  # of Portfolio Holdings179
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Novartis AG	3.0%
HSBC Holdings PLC	2.5%
Shell PLC	2.1%
Allianz SE	1.9%
Sanofi	1.9%
BP PLC	1.8%
Zurich Insurance Group AG	1.5%
iShares MSCI EAFE Value ETF	1.4%
Deutsche Telekom AG	1.4%
ANZ Group Holdings Ltd.	1.3%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Singapore	2.2%
Norway	3.0%
Spain	3.7%
Netherlands	4.6%
Italy	5.4%
Germany	7.2%
France	7.6%
Australia	8.1%
Switzerland	9.7%
United Kingdom	14.8%
Japan	23.1%

Sector Allocation

Value	Value
Financials	30.0%
Industrials	13.6%
Consumer Staples	9.2%
Health Care	8.8%
Energy	8.1%
Materials	7.9%
Communication Services	6.7%
Consumer Discretionary	5.4%
Utilities	4.7%
Real Estate	2.4%
Exchange-Traded Funds	1.4%
Liabilities in Excess of Other Assets	(2.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya International High Dividend Low Volatility Portfolio

Class I: IFTIX

92914H492-SAR

Voya International High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IFTSX

This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$50	0.99%

Fund Statistics

  Total Net Assets$306,829,293
  # of Portfolio Holdings179
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Novartis AG	3.0%
HSBC Holdings PLC	2.5%
Shell PLC	2.1%
Allianz SE	1.9%
Sanofi	1.9%
BP PLC	1.8%
Zurich Insurance Group AG	1.5%
iShares MSCI EAFE Value ETF	1.4%
Deutsche Telekom AG	1.4%
ANZ Group Holdings Ltd.	1.3%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Singapore	2.2%
Norway	3.0%
Spain	3.7%
Netherlands	4.6%
Italy	5.4%
Germany	7.2%
France	7.6%
Australia	8.1%
Switzerland	9.7%
United Kingdom	14.8%
Japan	23.1%

Sector Allocation

Value	Value
Financials	30.0%
Industrials	13.6%
Consumer Staples	9.2%
Health Care	8.8%
Energy	8.1%
Materials	7.9%
Communication Services	6.7%
Consumer Discretionary	5.4%
Utilities	4.7%
Real Estate	2.4%
Exchange-Traded Funds	1.4%
Liabilities in Excess of Other Assets	(2.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya International High Dividend Low Volatility Portfolio

Class S: IFTSX

92914H518-SAR

Voya International High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: ITFEX

This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$58	1.14%

Fund Statistics

  Total Net Assets$306,829,293
  # of Portfolio Holdings179
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Novartis AG	3.0%
HSBC Holdings PLC	2.5%
Shell PLC	2.1%
Allianz SE	1.9%
Sanofi	1.9%
BP PLC	1.8%
Zurich Insurance Group AG	1.5%
iShares MSCI EAFE Value ETF	1.4%
Deutsche Telekom AG	1.4%
ANZ Group Holdings Ltd.	1.3%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Singapore	2.2%
Norway	3.0%
Spain	3.7%
Netherlands	4.6%
Italy	5.4%
Germany	7.2%
France	7.6%
Australia	8.1%
Switzerland	9.7%
United Kingdom	14.8%
Japan	23.1%

Sector Allocation

Value	Value
Financials	30.0%
Industrials	13.6%
Consumer Staples	9.2%
Health Care	8.8%
Energy	8.1%
Materials	7.9%
Communication Services	6.7%
Consumer Discretionary	5.4%
Utilities	4.7%
Real Estate	2.4%
Exchange-Traded Funds	1.4%
Liabilities in Excess of Other Assets	(2.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya International High Dividend Low Volatility Portfolio

Class S2: ITFEX

92914L485-SAR

Voya Solution 2025 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ISZAX

This semi-annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$40	0.79%

Fund Statistics

  Total Net Assets$423,647,328
  # of Portfolio Holdings19
  Portfolio Turnover Rate23%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	23.5%
Voya U.S. Stock Index Portfolio - Class I	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Multi-Manager International Equity Fund - Class I	8.5%
Schwab U.S. TIPS ETF	7.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Short Term Bond Fund - Class R6	3.8%
Vanguard FTSE Developed Markets ETF	3.2%
Voya Global Bond Fund - Class R6	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	48.0%
Equity	52.0%

Target Asset Allocations

Value	Value
US Large Blend	20.0%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	4.8%
US Small Cap	1.5%
International	11.8%
Emerging Markets	2.0%
Core Fixed Income	33.8%
High Yield	2.5%
International Bonds	3.0%
TIPS	7.0%
Short Duration	3.8%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2025 Portfolio

Class ADV: ISZAX

92914H880-SAR

Voya Solution 2025 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ISZIX

This semi-annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$15	0.29%

Fund Statistics

  Total Net Assets$423,647,328
  # of Portfolio Holdings19
  Portfolio Turnover Rate23%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	23.5%
Voya U.S. Stock Index Portfolio - Class I	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Multi-Manager International Equity Fund - Class I	8.5%
Schwab U.S. TIPS ETF	7.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Short Term Bond Fund - Class R6	3.8%
Vanguard FTSE Developed Markets ETF	3.2%
Voya Global Bond Fund - Class R6	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	48.0%
Equity	52.0%

Target Asset Allocations

Value	Value
US Large Blend	20.0%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	4.8%
US Small Cap	1.5%
International	11.8%
Emerging Markets	2.0%
Core Fixed Income	33.8%
High Yield	2.5%
International Bonds	3.0%
TIPS	7.0%
Short Duration	3.8%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2025 Portfolio

Class I: ISZIX

92914H708-SAR

Voya Solution 2025 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ISZSX

This semi-annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$28	0.54%

Fund Statistics

  Total Net Assets$423,647,328
  # of Portfolio Holdings19
  Portfolio Turnover Rate23%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	23.5%
Voya U.S. Stock Index Portfolio - Class I	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Multi-Manager International Equity Fund - Class I	8.5%
Schwab U.S. TIPS ETF	7.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Short Term Bond Fund - Class R6	3.8%
Vanguard FTSE Developed Markets ETF	3.2%
Voya Global Bond Fund - Class R6	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	48.0%
Equity	52.0%

Target Asset Allocations

Value	Value
US Large Blend	20.0%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	4.8%
US Small Cap	1.5%
International	11.8%
Emerging Markets	2.0%
Core Fixed Income	33.8%
High Yield	2.5%
International Bonds	3.0%
TIPS	7.0%
Short Duration	3.8%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2025 Portfolio

Class S: ISZSX

92914H807-SAR

Voya Solution 2025 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: ISPBX

This semi-annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$35	0.69%

Fund Statistics

  Total Net Assets$423,647,328
  # of Portfolio Holdings19
  Portfolio Turnover Rate23%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	23.5%
Voya U.S. Stock Index Portfolio - Class I	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Multi-Manager International Equity Fund - Class I	8.5%
Schwab U.S. TIPS ETF	7.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Short Term Bond Fund - Class R6	3.8%
Vanguard FTSE Developed Markets ETF	3.2%
Voya Global Bond Fund - Class R6	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	48.0%
Equity	52.0%

Target Asset Allocations

Value	Value
US Large Blend	20.0%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	4.8%
US Small Cap	1.5%
International	11.8%
Emerging Markets	2.0%
Core Fixed Income	33.8%
High Yield	2.5%
International Bonds	3.0%
TIPS	7.0%
Short Duration	3.8%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2025 Portfolio

Class S2: ISPBX

92914L592-SAR

Voya Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ISNFX

This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$39	0.76%

Fund Statistics

  Total Net Assets$55,605,531
  # of Portfolio Holdings19
  Portfolio Turnover Rate29%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	20.0%
Voya U.S. Stock Index Portfolio - Class I	18.5%
Voya Multi-Manager International Equity Fund - Class I	10.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Vanguard FTSE Developed Markets ETF	5.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.9%
Equity	65.2%

Target Asset Allocations

Value	Value
US Large Blend	24.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	15.5%
Emerging Markets	2.0%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2030 Portfolio

Class ADV: ISNFX

92914J852-SAR

Voya Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ISNGX

This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.26%

Fund Statistics

  Total Net Assets$55,605,531
  # of Portfolio Holdings19
  Portfolio Turnover Rate29%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	20.0%
Voya U.S. Stock Index Portfolio - Class I	18.5%
Voya Multi-Manager International Equity Fund - Class I	10.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Vanguard FTSE Developed Markets ETF	5.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.9%
Equity	65.2%

Target Asset Allocations

Value	Value
US Large Blend	24.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	15.5%
Emerging Markets	2.0%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2030 Portfolio

Class I: ISNGX

92914J746-SAR

Voya Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ISNHX

This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$26	0.51%

Fund Statistics

  Total Net Assets$55,605,531
  # of Portfolio Holdings19
  Portfolio Turnover Rate29%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	20.0%
Voya U.S. Stock Index Portfolio - Class I	18.5%
Voya Multi-Manager International Equity Fund - Class I	10.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Vanguard FTSE Developed Markets ETF	5.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.9%
Equity	65.2%

Target Asset Allocations

Value	Value
US Large Blend	24.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	15.5%
Emerging Markets	2.0%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2030 Portfolio

Class S: ISNHX

92914J639-SAR

Voya Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: ISNIX

This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$34	0.66%

Fund Statistics

  Total Net Assets$55,605,531
  # of Portfolio Holdings19
  Portfolio Turnover Rate29%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	20.0%
Voya U.S. Stock Index Portfolio - Class I	18.5%
Voya Multi-Manager International Equity Fund - Class I	10.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Vanguard FTSE Developed Markets ETF	5.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.9%
Equity	65.2%

Target Asset Allocations

Value	Value
US Large Blend	24.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	15.5%
Emerging Markets	2.0%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2030 Portfolio

Class S2: ISNIX

92914J548-SAR

Voya Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ISQAX

This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$38	0.74%

Fund Statistics

  Total Net Assets$596,735,650
  # of Portfolio Holdings17
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	25.5%
Voya Intermediate Bond Fund - Class R6	16.0%
Voya Multi-Manager International Equity Fund - Class I	12.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	6.5%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	23.9%
Equity	76.1%

Target Asset Allocations

Value	Value
US Large Blend	31.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	18.5%
Emerging Markets	3.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2035 Portfolio

Class ADV: ISQAX

92914H856-SAR

Voya Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ISQIX

This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$12	0.24%

Fund Statistics

  Total Net Assets$596,735,650
  # of Portfolio Holdings17
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	25.5%
Voya Intermediate Bond Fund - Class R6	16.0%
Voya Multi-Manager International Equity Fund - Class I	12.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	6.5%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	23.9%
Equity	76.1%

Target Asset Allocations

Value	Value
US Large Blend	31.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	18.5%
Emerging Markets	3.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2035 Portfolio

Class I: ISQIX

92914H872-SAR

Voya Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ISQSX

This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$25	0.49%

Fund Statistics

  Total Net Assets$596,735,650
  # of Portfolio Holdings17
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	25.5%
Voya Intermediate Bond Fund - Class R6	16.0%
Voya Multi-Manager International Equity Fund - Class I	12.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	6.5%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	23.9%
Equity	76.1%

Target Asset Allocations

Value	Value
US Large Blend	31.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	18.5%
Emerging Markets	3.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2035 Portfolio

Class S: ISQSX

92914H864-SAR

Voya Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: ISPCX

This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$33	0.64%

Fund Statistics

  Total Net Assets$596,735,650
  # of Portfolio Holdings17
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	25.5%
Voya Intermediate Bond Fund - Class R6	16.0%
Voya Multi-Manager International Equity Fund - Class I	12.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	6.5%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	23.9%
Equity	76.1%

Target Asset Allocations

Value	Value
US Large Blend	31.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	18.5%
Emerging Markets	3.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2035 Portfolio

Class S2: ISPCX

92914L618-SAR

Voya Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ISNKX

This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$38	0.73%

Fund Statistics

  Total Net Assets$45,189,331
  # of Portfolio Holdings17
  Portfolio Turnover Rate24%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.0%
Voya Multi-Manager International Equity Fund - Class I	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Intermediate Bond Fund - Class R6	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	13.9%
Equity	86.1%

Target Asset Allocations

Value	Value
US Large Blend	32.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	21.5%
Emerging Markets	4.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2040 Portfolio

Class ADV: ISNKX

92914J563-SAR

Voya Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ISNLX

This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$12	0.23%

Fund Statistics

  Total Net Assets$45,189,331
  # of Portfolio Holdings17
  Portfolio Turnover Rate24%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.0%
Voya Multi-Manager International Equity Fund - Class I	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Intermediate Bond Fund - Class R6	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	13.9%
Equity	86.1%

Target Asset Allocations

Value	Value
US Large Blend	32.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	21.5%
Emerging Markets	4.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2040 Portfolio

Class I: ISNLX

92914J571-SAR

Voya Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ISNMX

This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$25	0.48%

Fund Statistics

  Total Net Assets$45,189,331
  # of Portfolio Holdings17
  Portfolio Turnover Rate24%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.0%
Voya Multi-Manager International Equity Fund - Class I	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Intermediate Bond Fund - Class R6	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	13.9%
Equity	86.1%

Target Asset Allocations

Value	Value
US Large Blend	32.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	21.5%
Emerging Markets	4.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2040 Portfolio

Class S: ISNMX

92914J589-SAR

Voya Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: ISNNX

This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$33	0.63%

Fund Statistics

  Total Net Assets$45,189,331
  # of Portfolio Holdings17
  Portfolio Turnover Rate24%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.0%
Voya Multi-Manager International Equity Fund - Class I	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Intermediate Bond Fund - Class R6	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	13.9%
Equity	86.1%

Target Asset Allocations

Value	Value
US Large Blend	32.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	21.5%
Emerging Markets	4.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2040 Portfolio

Class S2: ISNNX

92914J597-SAR

Voya Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ISRAX

This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$38	0.74%

Fund Statistics

  Total Net Assets$468,608,105
  # of Portfolio Holdings16
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.5%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.9%
Equity	93.1%

Target Asset Allocations

Value	Value
US Large Blend	36.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2045 Portfolio

Class ADV: ISRAX

92914H823-SAR

Voya Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ISRIX

This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$12	0.24%

Fund Statistics

  Total Net Assets$468,608,105
  # of Portfolio Holdings16
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.5%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.9%
Equity	93.1%

Target Asset Allocations

Value	Value
US Large Blend	36.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2045 Portfolio

Class I: ISRIX

92914H849-SAR

Voya Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ISRSX

This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$25	0.49%

Fund Statistics

  Total Net Assets$468,608,105
  # of Portfolio Holdings16
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.5%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.9%
Equity	93.1%

Target Asset Allocations

Value	Value
US Large Blend	36.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2045 Portfolio

Class S: ISRSX

92914H831-SAR

Voya Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: ISPDX

This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$33	0.64%

Fund Statistics

  Total Net Assets$468,608,105
  # of Portfolio Holdings16
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.5%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.9%
Equity	93.1%

Target Asset Allocations

Value	Value
US Large Blend	36.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2045 Portfolio

Class S2: ISPDX

92914L626-SAR

Voya Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ISNPX

This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$39	0.75%

Fund Statistics

  Total Net Assets$41,040,073
  # of Portfolio Holdings15
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.0%
Voya Multi-Manager International Equity Fund - Class I	16.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.9%
Equity	96.1%

Target Asset Allocations

Value	Value
US Large Blend	38.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2050 Portfolio

Class ADV: ISNPX

92914J621-SAR

Voya Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ISNQX

This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.25%

Fund Statistics

  Total Net Assets$41,040,073
  # of Portfolio Holdings15
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.0%
Voya Multi-Manager International Equity Fund - Class I	16.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.9%
Equity	96.1%

Target Asset Allocations

Value	Value
US Large Blend	38.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2050 Portfolio

Class I: ISNQX

92914J647-SAR

Voya Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ISNRX

This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$26	0.50%

Fund Statistics

  Total Net Assets$41,040,073
  # of Portfolio Holdings15
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.0%
Voya Multi-Manager International Equity Fund - Class I	16.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.9%
Equity	96.1%

Target Asset Allocations

Value	Value
US Large Blend	38.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2050 Portfolio

Class S: ISNRX

92914J654-SAR

Voya Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: ISNSX

This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$34	0.65%

Fund Statistics

  Total Net Assets$41,040,073
  # of Portfolio Holdings15
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.0%
Voya Multi-Manager International Equity Fund - Class I	16.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.9%
Equity	96.1%

Target Asset Allocations

Value	Value
US Large Blend	38.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2050 Portfolio

Class S2: ISNSX

92914J662-SAR

Voya Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IASPX

This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$40	0.77%

Fund Statistics

  Total Net Assets$175,649,965
  # of Portfolio Holdings15
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.9%
Equity	97.1%

Target Asset Allocations

Value	Value
US Large Blend	39.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2055 Portfolio

Class ADV: IASPX

92914L741-SAR

Voya Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IISPX

This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.27%

Fund Statistics

  Total Net Assets$175,649,965
  # of Portfolio Holdings15
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.9%
Equity	97.1%

Target Asset Allocations

Value	Value
US Large Blend	39.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2055 Portfolio

Class I: IISPX

92914L758-SAR

Voya Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ISSPX

This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$27	0.52%

Fund Statistics

  Total Net Assets$175,649,965
  # of Portfolio Holdings15
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.9%
Equity	97.1%

Target Asset Allocations

Value	Value
US Large Blend	39.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2055 Portfolio

Class S: ISSPX

92914L766-SAR

Voya Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: ITSPX

This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$35	0.67%

Fund Statistics

  Total Net Assets$175,649,965
  # of Portfolio Holdings15
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.9%
Equity	97.1%

Target Asset Allocations

Value	Value
US Large Blend	39.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2055 Portfolio

Class S2: ITSPX

92914L774-SAR

Voya Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: VSPAX

This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$40	0.76%

Fund Statistics

  Total Net Assets$32,246,801
  # of Portfolio Holdings15
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	3.0%
Equity	97.1%

Target Asset Allocations

Value	Value
US Large Blend	39.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2060 Portfolio

Class ADV: VSPAX

92914L337-SAR

Voya Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: VSIPX

This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.26%

Fund Statistics

  Total Net Assets$32,246,801
  # of Portfolio Holdings15
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	3.0%
Equity	97.1%

Target Asset Allocations

Value	Value
US Large Blend	39.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2060 Portfolio

Class I: VSIPX

92914L329-SAR

Voya Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: VSPSX

This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$27	0.51%

Fund Statistics

  Total Net Assets$32,246,801
  # of Portfolio Holdings15
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	3.0%
Equity	97.1%

Target Asset Allocations

Value	Value
US Large Blend	39.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2060 Portfolio

Class S: VSPSX

92914L311-SAR

Voya Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: VSSPX

This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$34	0.66%

Fund Statistics

  Total Net Assets$32,246,801
  # of Portfolio Holdings15
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	15.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	3.0%
Equity	97.1%

Target Asset Allocations

Value	Value
US Large Blend	39.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2060 Portfolio

Class S2: VSSPX

92914L295-SAR

Voya Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: VSAQX

This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$40	0.76%

Fund Statistics

  Total Net Assets$18,541,583
  # of Portfolio Holdings14
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	16.5%
Vanguard FTSE Developed Markets ETF	8.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	1.9%
Equity	98.2%

Target Asset Allocations

Value	Value
US Large Blend	39.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	24.5%
Emerging Markets	5.0%
Core Fixed Income	3.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2065 Portfolio

Class ADV: VSAQX

92914L154-SAR

Voya Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: VSQIX

This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.26%

Fund Statistics

  Total Net Assets$18,541,583
  # of Portfolio Holdings14
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	16.5%
Vanguard FTSE Developed Markets ETF	8.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	1.9%
Equity	98.2%

Target Asset Allocations

Value	Value
US Large Blend	39.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	24.5%
Emerging Markets	5.0%
Core Fixed Income	3.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2065 Portfolio

Class I: VSQIX

92914L147-SAR

Voya Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: VSSQX

This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$27	0.51%

Fund Statistics

  Total Net Assets$18,541,583
  # of Portfolio Holdings14
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	16.5%
Vanguard FTSE Developed Markets ETF	8.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	1.9%
Equity	98.2%

Target Asset Allocations

Value	Value
US Large Blend	39.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	24.5%
Emerging Markets	5.0%
Core Fixed Income	3.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2065 Portfolio

Class S: VSSQX

92914L139-SAR

Voya Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: VSQUX

This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$34	0.66%

Fund Statistics

  Total Net Assets$18,541,583
  # of Portfolio Holdings14
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.0%
Voya Multi-Manager International Equity Fund - Class I	16.5%
Vanguard FTSE Developed Markets ETF	8.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	1.9%
Equity	98.2%

Target Asset Allocations

Value	Value
US Large Blend	39.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	24.5%
Emerging Markets	5.0%
Core Fixed Income	3.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution 2065 Portfolio

Class S2: VSQUX

92914L121-SAR

Voya Solution Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IAVAX

This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$46	0.88%

Fund Statistics

  Total Net Assets$37,716,335
  # of Portfolio Holdings14
  Portfolio Turnover Rate27%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Voya Multi-Manager International Equity Fund - Class I	7.5%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	7.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	7.0%
Voya Russell™ Large Cap Growth Index - Class I	6.0%
Voya Intermediate Bond Fund - Class R6	6.0%
Voya Small Company Fund - Class R6	4.6%
Voya International Index Portfolio - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	3.5%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	6.0%
Equity	94.1%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	9.0%
US Large Value	6.0%
US Mid Cap Blend	14.0%
US Small Cap	7.0%
International	11.5%
Emerging Markets	2.0%
Core Fixed Income	9.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Aggressive Portfolio

Class ADV: IAVAX

92914L600-SAR

Voya Solution Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IAVIX

This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$20	0.38%

Fund Statistics

  Total Net Assets$37,716,335
  # of Portfolio Holdings14
  Portfolio Turnover Rate27%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Voya Multi-Manager International Equity Fund - Class I	7.5%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	7.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	7.0%
Voya Russell™ Large Cap Growth Index - Class I	6.0%
Voya Intermediate Bond Fund - Class R6	6.0%
Voya Small Company Fund - Class R6	4.6%
Voya International Index Portfolio - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	3.5%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	6.0%
Equity	94.1%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	9.0%
US Large Value	6.0%
US Mid Cap Blend	14.0%
US Small Cap	7.0%
International	11.5%
Emerging Markets	2.0%
Core Fixed Income	9.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Aggressive Portfolio

Class I: IAVIX

92914L501-SAR

Voya Solution Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class R6: VYRMX

This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$15	0.28%

Fund Statistics

  Total Net Assets$37,716,335
  # of Portfolio Holdings14
  Portfolio Turnover Rate27%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Voya Multi-Manager International Equity Fund - Class I	7.5%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	7.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	7.0%
Voya Russell™ Large Cap Growth Index - Class I	6.0%
Voya Intermediate Bond Fund - Class R6	6.0%
Voya Small Company Fund - Class R6	4.6%
Voya International Index Portfolio - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	3.5%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	6.0%
Equity	94.1%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	9.0%
US Large Value	6.0%
US Mid Cap Blend	14.0%
US Small Cap	7.0%
International	11.5%
Emerging Markets	2.0%
Core Fixed Income	9.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Aggressive Portfolio

Class R6: VYRMX

92914L220-SAR

Voya Solution Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IAVSX

This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$33	0.63%

Fund Statistics

  Total Net Assets$37,716,335
  # of Portfolio Holdings14
  Portfolio Turnover Rate27%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Voya Multi-Manager International Equity Fund - Class I	7.5%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	7.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	7.0%
Voya Russell™ Large Cap Growth Index - Class I	6.0%
Voya Intermediate Bond Fund - Class R6	6.0%
Voya Small Company Fund - Class R6	4.6%
Voya International Index Portfolio - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	3.5%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	6.0%
Equity	94.1%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	9.0%
US Large Value	6.0%
US Mid Cap Blend	14.0%
US Small Cap	7.0%
International	11.5%
Emerging Markets	2.0%
Core Fixed Income	9.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Aggressive Portfolio

Class S: IAVSX

92914L402-SAR

Voya Solution Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IAVTX

This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$41	0.78%

Fund Statistics

  Total Net Assets$37,716,335
  # of Portfolio Holdings14
  Portfolio Turnover Rate27%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Voya Multi-Manager International Equity Fund - Class I	7.5%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	7.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	7.0%
Voya Russell™ Large Cap Growth Index - Class I	6.0%
Voya Intermediate Bond Fund - Class R6	6.0%
Voya Small Company Fund - Class R6	4.6%
Voya International Index Portfolio - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	3.5%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	6.0%
Equity	94.1%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	9.0%
US Large Value	6.0%
US Mid Cap Blend	14.0%
US Small Cap	7.0%
International	11.5%
Emerging Markets	2.0%
Core Fixed Income	9.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Aggressive Portfolio

Class S2: IAVTX

92914L303-SAR

Voya Solution Balanced Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ISGAX

This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$43	0.84%

Fund Statistics

  Total Net Assets$55,285,722
  # of Portfolio Holdings16
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.5%
Voya Intermediate Bond Fund - Class R6	18.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Short Term Bond Fund - Class R6	8.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.4%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya MidCap Opportunities Portfolio - Class R6	3.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.9%
Equity	65.1%

Target Asset Allocations

Value	Value
US Large Blend	30.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	29.0%
Short Duration	8.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Balanced Portfolio

Class ADV: ISGAX

92914L386-SAR

Voya Solution Balanced Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ISGJX

This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$17	0.34%

Fund Statistics

  Total Net Assets$55,285,722
  # of Portfolio Holdings16
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.5%
Voya Intermediate Bond Fund - Class R6	18.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Short Term Bond Fund - Class R6	8.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.4%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya MidCap Opportunities Portfolio - Class R6	3.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.9%
Equity	65.1%

Target Asset Allocations

Value	Value
US Large Blend	30.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	29.0%
Short Duration	8.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Balanced Portfolio

Class I: ISGJX

92914L378-SAR

Voya Solution Balanced Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class R6: VYRLX

This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$14	0.27%

Fund Statistics

  Total Net Assets$55,285,722
  # of Portfolio Holdings16
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.5%
Voya Intermediate Bond Fund - Class R6	18.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Short Term Bond Fund - Class R6	8.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.4%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya MidCap Opportunities Portfolio - Class R6	3.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.9%
Equity	65.1%

Target Asset Allocations

Value	Value
US Large Blend	30.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	29.0%
Short Duration	8.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Balanced Portfolio

Class R6: VYRLX

92914L212-SAR

Voya Solution Balanced Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ISGKX

This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$30	0.59%

Fund Statistics

  Total Net Assets$55,285,722
  # of Portfolio Holdings16
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.5%
Voya Intermediate Bond Fund - Class R6	18.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Short Term Bond Fund - Class R6	8.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.4%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya MidCap Opportunities Portfolio - Class R6	3.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.9%
Equity	65.1%

Target Asset Allocations

Value	Value
US Large Blend	30.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	29.0%
Short Duration	8.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Balanced Portfolio

Class S: ISGKX

92914L360-SAR

Voya Solution Balanced Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: ISGTX

This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$38	0.74%

Fund Statistics

  Total Net Assets$55,285,722
  # of Portfolio Holdings16
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.5%
Voya Intermediate Bond Fund - Class R6	18.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Short Term Bond Fund - Class R6	8.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.4%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Russell™ Large Cap Growth Index - Class I	4.0%
Voya MidCap Opportunities Portfolio - Class R6	3.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.9%
Equity	65.1%

Target Asset Allocations

Value	Value
US Large Blend	30.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	29.0%
Short Duration	8.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Balanced Portfolio

Class S2: ISGTX

92914L808-SAR

Voya Solution Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ICGAX

This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$38	0.76%

Fund Statistics

  Total Net Assets$9,416,263
  # of Portfolio Holdings14
  Portfolio Turnover Rate24%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.0%
Voya Short Term Bond Fund - Class R6	22.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya High Yield Bond Fund - Class R6	5.0%
Schwab U.S. TIPS ETF	5.0%
Voya U.S. Stock Index Portfolio - Class I	5.0%
Voya Global Bond Fund - Class R6	5.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Equity	26.1%
Fixed Income	74.1%

Target Asset Allocations

Value	Value
US Large Blend	11.0%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	3.0%
International	2.0%
Core Fixed Income	39.0%
High Yield	5.0%
International Bonds	5.0%
TIPS	5.0%
Short Duration	22.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Conservative Portfolio

Class ADV: ICGAX

92914L840-SAR

Voya Solution Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ICGIX

This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.26%

Fund Statistics

  Total Net Assets$9,416,263
  # of Portfolio Holdings14
  Portfolio Turnover Rate24%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.0%
Voya Short Term Bond Fund - Class R6	22.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya High Yield Bond Fund - Class R6	5.0%
Schwab U.S. TIPS ETF	5.0%
Voya U.S. Stock Index Portfolio - Class I	5.0%
Voya Global Bond Fund - Class R6	5.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Equity	26.1%
Fixed Income	74.1%

Target Asset Allocations

Value	Value
US Large Blend	11.0%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	3.0%
International	2.0%
Core Fixed Income	39.0%
High Yield	5.0%
International Bonds	5.0%
TIPS	5.0%
Short Duration	22.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Conservative Portfolio

Class I: ICGIX

92914L857-SAR

Voya Solution Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class R6: VYRPX

This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$13	0.25%

Fund Statistics

  Total Net Assets$9,416,263
  # of Portfolio Holdings14
  Portfolio Turnover Rate24%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.0%
Voya Short Term Bond Fund - Class R6	22.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya High Yield Bond Fund - Class R6	5.0%
Schwab U.S. TIPS ETF	5.0%
Voya U.S. Stock Index Portfolio - Class I	5.0%
Voya Global Bond Fund - Class R6	5.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Equity	26.1%
Fixed Income	74.1%

Target Asset Allocations

Value	Value
US Large Blend	11.0%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	3.0%
International	2.0%
Core Fixed Income	39.0%
High Yield	5.0%
International Bonds	5.0%
TIPS	5.0%
Short Duration	22.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Conservative Portfolio

Class R6: VYRPX

92914L196-SAR

Voya Solution Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ICGSX

This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$26	0.51%

Fund Statistics

  Total Net Assets$9,416,263
  # of Portfolio Holdings14
  Portfolio Turnover Rate24%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.0%
Voya Short Term Bond Fund - Class R6	22.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya High Yield Bond Fund - Class R6	5.0%
Schwab U.S. TIPS ETF	5.0%
Voya U.S. Stock Index Portfolio - Class I	5.0%
Voya Global Bond Fund - Class R6	5.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Equity	26.1%
Fixed Income	74.1%

Target Asset Allocations

Value	Value
US Large Blend	11.0%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	3.0%
International	2.0%
Core Fixed Income	39.0%
High Yield	5.0%
International Bonds	5.0%
TIPS	5.0%
Short Duration	22.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Conservative Portfolio

Class S: ICGSX

92914L873-SAR

Voya Solution Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: ICGTX

This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$33	0.66%

Fund Statistics

  Total Net Assets$9,416,263
  # of Portfolio Holdings14
  Portfolio Turnover Rate24%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.0%
Voya Short Term Bond Fund - Class R6	22.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya High Yield Bond Fund - Class R6	5.0%
Schwab U.S. TIPS ETF	5.0%
Voya U.S. Stock Index Portfolio - Class I	5.0%
Voya Global Bond Fund - Class R6	5.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
Voya Large Cap Value Portfolio - Class R6	3.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Equity	26.1%
Fixed Income	74.1%

Target Asset Allocations

Value	Value
US Large Blend	11.0%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	3.0%
International	2.0%
Core Fixed Income	39.0%
High Yield	5.0%
International Bonds	5.0%
TIPS	5.0%
Short Duration	22.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Conservative Portfolio

Class S2: ICGTX

92914L881-SAR

Voya Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ISWAX

This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$39	0.77%

Fund Statistics

  Total Net Assets$172,871,953
  # of Portfolio Holdings17
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya Short Term Bond Fund - Class R6	9.1%
Voya U.S. Stock Index Portfolio - Class I	4.5%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Vanguard FTSE Developed Markets ETF	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	36.1%
Fixed Income	63.9%

Target Asset Allocations

Value	Value
US Large Blend	10.5%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	4.0%
International	7.5%
Emerging Markets	2.0%
Core Fixed Income	40.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Income Portfolio

Class ADV: ISWAX

92914H302-SAR

Voya Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ISWIX

This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.27%

Fund Statistics

  Total Net Assets$172,871,953
  # of Portfolio Holdings17
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya Short Term Bond Fund - Class R6	9.1%
Voya U.S. Stock Index Portfolio - Class I	4.5%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Vanguard FTSE Developed Markets ETF	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	36.1%
Fixed Income	63.9%

Target Asset Allocations

Value	Value
US Large Blend	10.5%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	4.0%
International	7.5%
Emerging Markets	2.0%
Core Fixed Income	40.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Income Portfolio

Class I: ISWIX

92914H104-SAR

Voya Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ISWSX

This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$26	0.52%

Fund Statistics

  Total Net Assets$172,871,953
  # of Portfolio Holdings17
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya Short Term Bond Fund - Class R6	9.1%
Voya U.S. Stock Index Portfolio - Class I	4.5%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Vanguard FTSE Developed Markets ETF	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	36.1%
Fixed Income	63.9%

Target Asset Allocations

Value	Value
US Large Blend	10.5%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	4.0%
International	7.5%
Emerging Markets	2.0%
Core Fixed Income	40.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Income Portfolio

Class S: ISWSX

92914H203-SAR

Voya Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IJKBX

This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$34	0.67%

Fund Statistics

  Total Net Assets$172,871,953
  # of Portfolio Holdings17
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya Short Term Bond Fund - Class R6	9.1%
Voya U.S. Stock Index Portfolio - Class I	4.5%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	4.0%
Vanguard FTSE Developed Markets ETF	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	36.1%
Fixed Income	63.9%

Target Asset Allocations

Value	Value
US Large Blend	10.5%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	4.0%
International	7.5%
Emerging Markets	2.0%
Core Fixed Income	40.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Short Duration	9.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Income Portfolio

Class S2: IJKBX

92914L634-SAR

Voya Solution Moderately Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IAGAX

This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$39	0.75%

Fund Statistics

  Total Net Assets$474,892,912
  # of Portfolio Holdings17
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Intermediate Bond Fund - Class R6	9.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.5%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Russell™ Large Cap Growth Index - Class I	5.0%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya International Index Portfolio - Class I	4.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.9%
Equity	82.1%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	5.0%
International	9.5%
Emerging Markets	2.0%
Core Fixed Income	17.0%
Short Duration	3.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Moderately Aggressive Portfolio

Class ADV: IAGAX

92914L790-SAR

Voya Solution Moderately Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IAGIX

This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.25%

Fund Statistics

  Total Net Assets$474,892,912
  # of Portfolio Holdings17
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Intermediate Bond Fund - Class R6	9.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.5%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Russell™ Large Cap Growth Index - Class I	5.0%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya International Index Portfolio - Class I	4.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.9%
Equity	82.1%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	5.0%
International	9.5%
Emerging Markets	2.0%
Core Fixed Income	17.0%
Short Duration	3.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Moderately Aggressive Portfolio

Class I: IAGIX

92914L816-SAR

Voya Solution Moderately Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class R6: VYROX

This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$12	0.24%

Fund Statistics

  Total Net Assets$474,892,912
  # of Portfolio Holdings17
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Intermediate Bond Fund - Class R6	9.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.5%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Russell™ Large Cap Growth Index - Class I	5.0%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya International Index Portfolio - Class I	4.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.9%
Equity	82.1%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	5.0%
International	9.5%
Emerging Markets	2.0%
Core Fixed Income	17.0%
Short Duration	3.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Moderately Aggressive Portfolio

Class R6: VYROX

92914L188-SAR

Voya Solution Moderately Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IAGSX

This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$26	0.50%

Fund Statistics

  Total Net Assets$474,892,912
  # of Portfolio Holdings17
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Intermediate Bond Fund - Class R6	9.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.5%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Russell™ Large Cap Growth Index - Class I	5.0%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya International Index Portfolio - Class I	4.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.9%
Equity	82.1%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	5.0%
International	9.5%
Emerging Markets	2.0%
Core Fixed Income	17.0%
Short Duration	3.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Moderately Aggressive Portfolio

Class S: IAGSX

92914L824-SAR

Voya Solution Moderately Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IAGTX

This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$34	0.65%

Fund Statistics

  Total Net Assets$474,892,912
  # of Portfolio Holdings17
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Intermediate Bond Fund - Class R6	9.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.5%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Russell™ Large Cap Growth Index - Class I	5.0%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya International Index Portfolio - Class I	4.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.9%
Equity	82.1%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	5.0%
International	9.5%
Emerging Markets	2.0%
Core Fixed Income	17.0%
Short Duration	3.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Moderately Aggressive Portfolio

Class S2: IAGTX

92914L832-SAR

Voya Solution Moderately Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ISPGX

This semi-annual shareholder report contains important information about Voya Solution Moderately Conservative Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$40	0.78%

Fund Statistics

  Total Net Assets$31,583,069
  # of Portfolio Holdings16
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	23.0%
Voya U.S. Stock Index Portfolio - Class I	11.5%
Voya Short Term Bond Fund - Class R6	11.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya High Yield Bond Fund - Class R6	5.0%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya Global Bond Fund - Class R6	4.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	43.1%
Fixed Income	56.9%

Target Asset Allocations

Value	Value
US Large Blend	17.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	4.5%
Core Fixed Income	36.0%
High Yield	5.0%
International Bonds	4.0%
TIPS	3.0%
Short Duration	11.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Moderately Conservative Portfolio

Class ADV: ISPGX

92914L352-SAR

Voya Solution Moderately Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ISPRX

This semi-annual shareholder report contains important information about Voya Solution Moderately Conservative Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.28%

Fund Statistics

  Total Net Assets$31,583,069
  # of Portfolio Holdings16
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	23.0%
Voya U.S. Stock Index Portfolio - Class I	11.5%
Voya Short Term Bond Fund - Class R6	11.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya High Yield Bond Fund - Class R6	5.0%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya Global Bond Fund - Class R6	4.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	43.1%
Fixed Income	56.9%

Target Asset Allocations

Value	Value
US Large Blend	17.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	4.5%
Core Fixed Income	36.0%
High Yield	5.0%
International Bonds	4.0%
TIPS	3.0%
Short Duration	11.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Moderately Conservative Portfolio

Class I: ISPRX

92914L345-SAR

Voya Solution Moderately Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class R6: VYRNX

This semi-annual shareholder report contains important information about Voya Solution Moderately Conservative Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$14	0.28%

Fund Statistics

  Total Net Assets$31,583,069
  # of Portfolio Holdings16
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	23.0%
Voya U.S. Stock Index Portfolio - Class I	11.5%
Voya Short Term Bond Fund - Class R6	11.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya High Yield Bond Fund - Class R6	5.0%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya Global Bond Fund - Class R6	4.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	43.1%
Fixed Income	56.9%

Target Asset Allocations

Value	Value
US Large Blend	17.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	4.5%
Core Fixed Income	36.0%
High Yield	5.0%
International Bonds	4.0%
TIPS	3.0%
Short Duration	11.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Moderately Conservative Portfolio

Class R6: VYRNX

92914L170-SAR

Voya Solution Moderately Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ISPSX

This semi-annual shareholder report contains important information about Voya Solution Moderately Conservative Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$27	0.53%

Fund Statistics

  Total Net Assets$31,583,069
  # of Portfolio Holdings16
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	23.0%
Voya U.S. Stock Index Portfolio - Class I	11.5%
Voya Short Term Bond Fund - Class R6	11.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya High Yield Bond Fund - Class R6	5.0%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya Global Bond Fund - Class R6	4.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	43.1%
Fixed Income	56.9%

Target Asset Allocations

Value	Value
US Large Blend	17.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	4.5%
Core Fixed Income	36.0%
High Yield	5.0%
International Bonds	4.0%
TIPS	3.0%
Short Duration	11.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Moderately Conservative Portfolio

Class S: ISPSX

92914L519-SAR

Voya Solution Moderately Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: ISPTX

This semi-annual shareholder report contains important information about Voya Solution Moderately Conservative Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$34	0.68%

Fund Statistics

  Total Net Assets$31,583,069
  # of Portfolio Holdings16
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	23.0%
Voya U.S. Stock Index Portfolio - Class I	11.5%
Voya Short Term Bond Fund - Class R6	11.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya High Yield Bond Fund - Class R6	5.0%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya Global Bond Fund - Class R6	4.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	43.1%
Fixed Income	56.9%

Target Asset Allocations

Value	Value
US Large Blend	17.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	4.5%
Core Fixed Income	36.0%
High Yield	5.0%
International Bonds	4.0%
TIPS	3.0%
Short Duration	11.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Solution Moderately Conservative Portfolio

Class S2: ISPTX

92914L709-SAR

VY® American Century Small-Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IASAX

This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$68	1.36%

Fund Statistics

  Total Net Assets$293,439,637
  # of Portfolio Holdings211
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	2.1%
Bank of New York Mellon Corp.	1.6%
Conagra Brands, Inc.	1.4%
Enterprise Products Partners L.P.	1.4%
Henry Schein, Inc.	1.3%
Northern Trust Corp.	1.3%
Koninklijke Ahold Delhaize NV	1.3%
Willis Towers Watson PLC	1.3%
Quest Diagnostics, Inc.	1.3%
Edison International	1.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	3.7%
Preferred Stock	0.5%
Common Stock	97.6%

Sector Allocation

Value	Value
Financials	19.7%
Industrials	15.1%
Health Care	11.1%
Utilities	8.6%
Information Technology	8.3%
Consumer Staples	8.0%
Energy	8.0%
Consumer Discretionary	6.5%
Real Estate	6.0%
Materials	4.2%
Communication Services	2.6%
Liabilities in Excess of Other Assets	(1.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® American Century Small-Mid Cap Value Portfolio

Class ADV: IASAX

92914K578-SAR

VY® American Century Small-Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IACIX

This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$43	0.86%

Fund Statistics

  Total Net Assets$293,439,637
  # of Portfolio Holdings211
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	2.1%
Bank of New York Mellon Corp.	1.6%
Conagra Brands, Inc.	1.4%
Enterprise Products Partners L.P.	1.4%
Henry Schein, Inc.	1.3%
Northern Trust Corp.	1.3%
Koninklijke Ahold Delhaize NV	1.3%
Willis Towers Watson PLC	1.3%
Quest Diagnostics, Inc.	1.3%
Edison International	1.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	3.7%
Preferred Stock	0.5%
Common Stock	97.6%

Sector Allocation

Value	Value
Financials	19.7%
Industrials	15.1%
Health Care	11.1%
Utilities	8.6%
Information Technology	8.3%
Consumer Staples	8.0%
Energy	8.0%
Consumer Discretionary	6.5%
Real Estate	6.0%
Materials	4.2%
Communication Services	2.6%
Liabilities in Excess of Other Assets	(1.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® American Century Small-Mid Cap Value Portfolio

Class I: IACIX

92914K552-SAR

VY® American Century Small-Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IASSX

This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$55	1.11%

Fund Statistics

  Total Net Assets$293,439,637
  # of Portfolio Holdings211
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	2.1%
Bank of New York Mellon Corp.	1.6%
Conagra Brands, Inc.	1.4%
Enterprise Products Partners L.P.	1.4%
Henry Schein, Inc.	1.3%
Northern Trust Corp.	1.3%
Koninklijke Ahold Delhaize NV	1.3%
Willis Towers Watson PLC	1.3%
Quest Diagnostics, Inc.	1.3%
Edison International	1.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	3.7%
Preferred Stock	0.5%
Common Stock	97.6%

Sector Allocation

Value	Value
Financials	19.7%
Industrials	15.1%
Health Care	11.1%
Utilities	8.6%
Information Technology	8.3%
Consumer Staples	8.0%
Energy	8.0%
Consumer Discretionary	6.5%
Real Estate	6.0%
Materials	4.2%
Communication Services	2.6%
Liabilities in Excess of Other Assets	(1.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® American Century Small-Mid Cap Value Portfolio

Class S: IASSX

92914K560-SAR

VY® American Century Small-Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: ISMSX

This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$63	1.26%

Fund Statistics

  Total Net Assets$293,439,637
  # of Portfolio Holdings211
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	2.1%
Bank of New York Mellon Corp.	1.6%
Conagra Brands, Inc.	1.4%
Enterprise Products Partners L.P.	1.4%
Henry Schein, Inc.	1.3%
Northern Trust Corp.	1.3%
Koninklijke Ahold Delhaize NV	1.3%
Willis Towers Watson PLC	1.3%
Quest Diagnostics, Inc.	1.3%
Edison International	1.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	3.7%
Preferred Stock	0.5%
Common Stock	97.6%

Sector Allocation

Value	Value
Financials	19.7%
Industrials	15.1%
Health Care	11.1%
Utilities	8.6%
Information Technology	8.3%
Consumer Staples	8.0%
Energy	8.0%
Consumer Discretionary	6.5%
Real Estate	6.0%
Materials	4.2%
Communication Services	2.6%
Liabilities in Excess of Other Assets	(1.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® American Century Small-Mid Cap Value Portfolio

Class S2: ISMSX

92914L428-SAR

VY® Baron Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IBSAX

This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$73	1.50%

Fund Statistics

  Total Net Assets$439,656,335
  # of Portfolio Holdings35
  Portfolio Turnover Rate0%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSCI, Inc.	9.6%
Gartner, Inc.	9.4%
Arch Capital Group Ltd.	8.6%
Choice Hotels International, Inc.	7.0%
FactSet Research Systems, Inc.	5.8%
CoStar Group, Inc.	5.6%
Vail Resorts, Inc.	5.5%
Kinsale Capital Group, Inc.	5.4%
Primerica, Inc.	4.8%
ANSYS, Inc.	4.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Common Stock	99.7%

Sector Allocation

Value	Value
Financials	41.2%
Information Technology	18.2%
Consumer Discretionary	16.3%
Health Care	9.7%
Industrials	6.8%
Real Estate	5.6%
Communication Services	1.9%
Short-Term Investments	0.0%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Baron Growth Portfolio

Class ADV: IBSAX

92914K610-SAR

VY® Baron Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IBGIX

This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$49	1.00%

Fund Statistics

  Total Net Assets$439,656,335
  # of Portfolio Holdings35
  Portfolio Turnover Rate0%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSCI, Inc.	9.6%
Gartner, Inc.	9.4%
Arch Capital Group Ltd.	8.6%
Choice Hotels International, Inc.	7.0%
FactSet Research Systems, Inc.	5.8%
CoStar Group, Inc.	5.6%
Vail Resorts, Inc.	5.5%
Kinsale Capital Group, Inc.	5.4%
Primerica, Inc.	4.8%
ANSYS, Inc.	4.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Common Stock	99.7%

Sector Allocation

Value	Value
Financials	41.2%
Information Technology	18.2%
Consumer Discretionary	16.3%
Health Care	9.7%
Industrials	6.8%
Real Estate	5.6%
Communication Services	1.9%
Short-Term Investments	0.0%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Baron Growth Portfolio

Class I: IBGIX

92914K586-SAR

VY® Baron Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class R6: VYRBX

This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$48	0.99%

Fund Statistics

  Total Net Assets$439,656,335
  # of Portfolio Holdings35
  Portfolio Turnover Rate0%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSCI, Inc.	9.6%
Gartner, Inc.	9.4%
Arch Capital Group Ltd.	8.6%
Choice Hotels International, Inc.	7.0%
FactSet Research Systems, Inc.	5.8%
CoStar Group, Inc.	5.6%
Vail Resorts, Inc.	5.5%
Kinsale Capital Group, Inc.	5.4%
Primerica, Inc.	4.8%
ANSYS, Inc.	4.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Common Stock	99.7%

Sector Allocation

Value	Value
Financials	41.2%
Information Technology	18.2%
Consumer Discretionary	16.3%
Health Care	9.7%
Industrials	6.8%
Real Estate	5.6%
Communication Services	1.9%
Short-Term Investments	0.0%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Baron Growth Portfolio

Class R6: VYRBX

92915V102-SAR

VY® Baron Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IBSSX

This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$61	1.25%

Fund Statistics

  Total Net Assets$439,656,335
  # of Portfolio Holdings35
  Portfolio Turnover Rate0%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSCI, Inc.	9.6%
Gartner, Inc.	9.4%
Arch Capital Group Ltd.	8.6%
Choice Hotels International, Inc.	7.0%
FactSet Research Systems, Inc.	5.8%
CoStar Group, Inc.	5.6%
Vail Resorts, Inc.	5.5%
Kinsale Capital Group, Inc.	5.4%
Primerica, Inc.	4.8%
ANSYS, Inc.	4.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Common Stock	99.7%

Sector Allocation

Value	Value
Financials	41.2%
Information Technology	18.2%
Consumer Discretionary	16.3%
Health Care	9.7%
Industrials	6.8%
Real Estate	5.6%
Communication Services	1.9%
Short-Term Investments	0.0%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Baron Growth Portfolio

Class S: IBSSX

92914K594-SAR

VY® Baron Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IBCGX

This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$68	1.40%

Fund Statistics

  Total Net Assets$439,656,335
  # of Portfolio Holdings35
  Portfolio Turnover Rate0%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSCI, Inc.	9.6%
Gartner, Inc.	9.4%
Arch Capital Group Ltd.	8.6%
Choice Hotels International, Inc.	7.0%
FactSet Research Systems, Inc.	5.8%
CoStar Group, Inc.	5.6%
Vail Resorts, Inc.	5.5%
Kinsale Capital Group, Inc.	5.4%
Primerica, Inc.	4.8%
ANSYS, Inc.	4.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Common Stock	99.7%

Sector Allocation

Value	Value
Financials	41.2%
Information Technology	18.2%
Consumer Discretionary	16.3%
Health Care	9.7%
Industrials	6.8%
Real Estate	5.6%
Communication Services	1.9%
Short-Term Investments	0.0%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Baron Growth Portfolio

Class S2: IBCGX

92914L410-SAR

VY® Columbia Contrarian Core Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ISBAX

This semi-annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$65	1.21%

Fund Statistics

  Total Net Assets$78,436,864
  # of Portfolio Holdings77
  Portfolio Turnover Rate22%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	7.4%
NVIDIA Corp.	7.2%
Apple, Inc.	7.1%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc. - Class A	3.4%
Alphabet, Inc. - Class A	2.6%
Alphabet, Inc. - Class C	2.2%
Elevance Health, Inc.	1.8%
Honeywell International, Inc.	1.7%
JPMorgan Chase & Co.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.9%
Common Stock	97.0%

Sector Allocation

Value	Value
Information Technology	34.7%
Health Care	12.4%
Communication Services	11.5%
Financials	9.7%
Industrials	7.8%
Consumer Discretionary	7.5%
Consumer Staples	4.7%
Energy	3.7%
Materials	2.2%
Utilities	1.6%
Real Estate	1.2%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Columbia Contrarian Core Portfolio

Class ADV: ISBAX

92914K735-SAR

VY® Columbia Contrarian Core Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ISFIX

This semi-annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$38	0.71%

Fund Statistics

  Total Net Assets$78,436,864
  # of Portfolio Holdings77
  Portfolio Turnover Rate22%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	7.4%
NVIDIA Corp.	7.2%
Apple, Inc.	7.1%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc. - Class A	3.4%
Alphabet, Inc. - Class A	2.6%
Alphabet, Inc. - Class C	2.2%
Elevance Health, Inc.	1.8%
Honeywell International, Inc.	1.7%
JPMorgan Chase & Co.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.9%
Common Stock	97.0%

Sector Allocation

Value	Value
Information Technology	34.7%
Health Care	12.4%
Communication Services	11.5%
Financials	9.7%
Industrials	7.8%
Consumer Discretionary	7.5%
Consumer Staples	4.7%
Energy	3.7%
Materials	2.2%
Utilities	1.6%
Real Estate	1.2%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Columbia Contrarian Core Portfolio

Class I: ISFIX

92914K750-SAR

VY® Columbia Contrarian Core Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ISCSX

This semi-annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$52	0.96%

Fund Statistics

  Total Net Assets$78,436,864
  # of Portfolio Holdings77
  Portfolio Turnover Rate22%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	7.4%
NVIDIA Corp.	7.2%
Apple, Inc.	7.1%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc. - Class A	3.4%
Alphabet, Inc. - Class A	2.6%
Alphabet, Inc. - Class C	2.2%
Elevance Health, Inc.	1.8%
Honeywell International, Inc.	1.7%
JPMorgan Chase & Co.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.9%
Common Stock	97.0%

Sector Allocation

Value	Value
Information Technology	34.7%
Health Care	12.4%
Communication Services	11.5%
Financials	9.7%
Industrials	7.8%
Consumer Discretionary	7.5%
Consumer Staples	4.7%
Energy	3.7%
Materials	2.2%
Utilities	1.6%
Real Estate	1.2%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Columbia Contrarian Core Portfolio

Class S: ISCSX

92914K743-SAR

VY® Columbia Small Cap Value II Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ICSAX

This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$72	1.43%

Fund Statistics

  Total Net Assets$131,039,433
  # of Portfolio Holdings99
  Portfolio Turnover Rate47%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Matson, Inc.	1.7%
Radian Group, Inc.	1.7%
Spire, Inc.	1.6%
Group 1 Automotive, Inc.	1.6%
Hancock Whitney Corp.	1.6%
LivaNova PLC	1.5%
Minerals Technologies, Inc.	1.5%
Moog, Inc. - Class A	1.5%
Vishay Intertechnology, Inc.	1.5%
Fulton Financial Corp.	1.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	99.1%

Sector Allocation

Value	Value
Financials	19.7%
Industrials	18.5%
Consumer Discretionary	13.6%
Information Technology	9.2%
Materials	8.5%
Real Estate	7.7%
Energy	7.3%
Health Care	6.8%
Utilities	5.2%
Consumer Staples	1.4%
Communication Services	1.2%
Assets in Excess of Other Liabilities	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Columbia Small Cap Value II Portfolio

Class ADV: ICSAX

92914L105-SAR

VY® Columbia Small Cap Value II Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ICISX

This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$47	0.93%

Fund Statistics

  Total Net Assets$131,039,433
  # of Portfolio Holdings99
  Portfolio Turnover Rate47%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Matson, Inc.	1.7%
Radian Group, Inc.	1.7%
Spire, Inc.	1.6%
Group 1 Automotive, Inc.	1.6%
Hancock Whitney Corp.	1.6%
LivaNova PLC	1.5%
Minerals Technologies, Inc.	1.5%
Moog, Inc. - Class A	1.5%
Vishay Intertechnology, Inc.	1.5%
Fulton Financial Corp.	1.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	99.1%

Sector Allocation

Value	Value
Financials	19.7%
Industrials	18.5%
Consumer Discretionary	13.6%
Information Technology	9.2%
Materials	8.5%
Real Estate	7.7%
Energy	7.3%
Health Care	6.8%
Utilities	5.2%
Consumer Staples	1.4%
Communication Services	1.2%
Assets in Excess of Other Liabilities	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Columbia Small Cap Value II Portfolio

Class I: ICISX

92914L865-SAR

VY® Columbia Small Cap Value II Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class R6: VYRDX

This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$44	0.87%

Fund Statistics

  Total Net Assets$131,039,433
  # of Portfolio Holdings99
  Portfolio Turnover Rate47%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Matson, Inc.	1.7%
Radian Group, Inc.	1.7%
Spire, Inc.	1.6%
Group 1 Automotive, Inc.	1.6%
Hancock Whitney Corp.	1.6%
LivaNova PLC	1.5%
Minerals Technologies, Inc.	1.5%
Moog, Inc. - Class A	1.5%
Vishay Intertechnology, Inc.	1.5%
Fulton Financial Corp.	1.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	99.1%

Sector Allocation

Value	Value
Financials	19.7%
Industrials	18.5%
Consumer Discretionary	13.6%
Information Technology	9.2%
Materials	8.5%
Real Estate	7.7%
Energy	7.3%
Health Care	6.8%
Utilities	5.2%
Consumer Staples	1.4%
Communication Services	1.2%
Assets in Excess of Other Liabilities	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Columbia Small Cap Value II Portfolio

Class R6: VYRDX

92915V300-SAR

VY® Columbia Small Cap Value II Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ICSSX

This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$59	1.18%

Fund Statistics

  Total Net Assets$131,039,433
  # of Portfolio Holdings99
  Portfolio Turnover Rate47%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Matson, Inc.	1.7%
Radian Group, Inc.	1.7%
Spire, Inc.	1.6%
Group 1 Automotive, Inc.	1.6%
Hancock Whitney Corp.	1.6%
LivaNova PLC	1.5%
Minerals Technologies, Inc.	1.5%
Moog, Inc. - Class A	1.5%
Vishay Intertechnology, Inc.	1.5%
Fulton Financial Corp.	1.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	99.1%

Sector Allocation

Value	Value
Financials	19.7%
Industrials	18.5%
Consumer Discretionary	13.6%
Information Technology	9.2%
Materials	8.5%
Real Estate	7.7%
Energy	7.3%
Health Care	6.8%
Utilities	5.2%
Consumer Staples	1.4%
Communication Services	1.2%
Assets in Excess of Other Liabilities	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Columbia Small Cap Value II Portfolio

Class S: ICSSX

92914L204-SAR

VY® Columbia Small Cap Value II Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: ICVPX

This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$67	1.33%

Fund Statistics

  Total Net Assets$131,039,433
  # of Portfolio Holdings99
  Portfolio Turnover Rate47%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Matson, Inc.	1.7%
Radian Group, Inc.	1.7%
Spire, Inc.	1.6%
Group 1 Automotive, Inc.	1.6%
Hancock Whitney Corp.	1.6%
LivaNova PLC	1.5%
Minerals Technologies, Inc.	1.5%
Moog, Inc. - Class A	1.5%
Vishay Intertechnology, Inc.	1.5%
Fulton Financial Corp.	1.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	99.1%

Sector Allocation

Value	Value
Financials	19.7%
Industrials	18.5%
Consumer Discretionary	13.6%
Information Technology	9.2%
Materials	8.5%
Real Estate	7.7%
Energy	7.3%
Health Care	6.8%
Utilities	5.2%
Consumer Staples	1.4%
Communication Services	1.2%
Assets in Excess of Other Liabilities	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Columbia Small Cap Value II Portfolio

Class S2: ICVPX

92914L394-SAR

VY® Invesco Comstock Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IVKAX

This semi-annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$62	1.20%

Fund Statistics

  Total Net Assets$227,378,848
  # of Portfolio Holdings78
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	3.2%
Bank of America Corp.	2.8%
Microsoft Corp.	2.8%
Philip Morris International, Inc.	2.6%
Meta Platforms, Inc. - Class A	2.5%
Elevance Health, Inc.	2.2%
FedEx Corp.	2.2%
Chevron Corp.	2.1%
Alphabet, Inc. - Class A	2.0%
Suncor Energy, Inc.	2.0%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	4.6%
Common Stock	95.1%

Sector Allocation

Value	Value
Financials	19.4%
Health Care	15.6%
Industrials	11.8%
Information Technology	11.6%
Energy	9.9%
Consumer Staples	9.4%
Communication Services	8.9%
Consumer Discretionary	3.6%
Materials	3.3%
Utilities	1.2%
Real Estate	0.4%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Invesco Comstock Portfolio

Class ADV: IVKAX

92914K834-SAR

VY® Invesco Comstock Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IVKIX

This semi-annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$36	0.70%

Fund Statistics

  Total Net Assets$227,378,848
  # of Portfolio Holdings78
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	3.2%
Bank of America Corp.	2.8%
Microsoft Corp.	2.8%
Philip Morris International, Inc.	2.6%
Meta Platforms, Inc. - Class A	2.5%
Elevance Health, Inc.	2.2%
FedEx Corp.	2.2%
Chevron Corp.	2.1%
Alphabet, Inc. - Class A	2.0%
Suncor Energy, Inc.	2.0%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	4.6%
Common Stock	95.1%

Sector Allocation

Value	Value
Financials	19.4%
Health Care	15.6%
Industrials	11.8%
Information Technology	11.6%
Energy	9.9%
Consumer Staples	9.4%
Communication Services	8.9%
Consumer Discretionary	3.6%
Materials	3.3%
Utilities	1.2%
Real Estate	0.4%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Invesco Comstock Portfolio

Class I: IVKIX

92914K818-SAR

VY® Invesco Comstock Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IVKSX

This semi-annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$49	0.95%

Fund Statistics

  Total Net Assets$227,378,848
  # of Portfolio Holdings78
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	3.2%
Bank of America Corp.	2.8%
Microsoft Corp.	2.8%
Philip Morris International, Inc.	2.6%
Meta Platforms, Inc. - Class A	2.5%
Elevance Health, Inc.	2.2%
FedEx Corp.	2.2%
Chevron Corp.	2.1%
Alphabet, Inc. - Class A	2.0%
Suncor Energy, Inc.	2.0%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	4.6%
Common Stock	95.1%

Sector Allocation

Value	Value
Financials	19.4%
Health Care	15.6%
Industrials	11.8%
Information Technology	11.6%
Energy	9.9%
Consumer Staples	9.4%
Communication Services	8.9%
Consumer Discretionary	3.6%
Materials	3.3%
Utilities	1.2%
Real Estate	0.4%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Invesco Comstock Portfolio

Class S: IVKSX

92914K842-SAR

VY® Invesco Equity and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IUAAX

This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$58	1.14%

Fund Statistics

  Total Net Assets$991,217,330
  # of Portfolio Holdings332
  Portfolio Turnover Rate59%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	3.2%
Wells Fargo & Co.	2.2%
Bank of America Corp.	2.2%
United States Treasury Notes, 4.500%, 05/31/29	1.9%
Alphabet, Inc. - Class A	1.6%
Exxon Mobil Corp.	1.5%
United States Treasury Notes, 4.500%, 05/31/31	1.5%
Amazon.com, Inc.	1.4%
United States Treasury Notes, 4.875%, 05/31/26	1.4%
Parker-Hannifin Corp.	1.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.9)%
Short-Term Investments	7.2%
U.S. Government Agency Obligations	0.1%
Preferred Stock	1.1%
Equity-Linked Notes	2.0%
Convertible Bonds/Notes	8.3%
U.S. Treasury Obligations	9.3%
Corporate Bonds/Notes	13.0%
Common Stock	62.9%

Sector Allocation

Value	Value
Financials	14.5%
Corporate Bond	12.0%
Industrials	9.3%
Health Care	9.0%
Information Technology	8.2%
Convertible Bond	7.4%
U.S. Treasury Note	6.5%
Energy	6.5%
Communication Services	4.5%
Consumer Discretionary	3.8%
Consumer Staples	3.4%
Liabilities in Excess of Other Assets	(3.9)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Invesco Equity and Income Portfolio

Class ADV: IUAAX

92914K875-SAR

VY® Invesco Equity and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IUAIX

This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$33	0.64%

Fund Statistics

  Total Net Assets$991,217,330
  # of Portfolio Holdings332
  Portfolio Turnover Rate59%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	3.2%
Wells Fargo & Co.	2.2%
Bank of America Corp.	2.2%
United States Treasury Notes, 4.500%, 05/31/29	1.9%
Alphabet, Inc. - Class A	1.6%
Exxon Mobil Corp.	1.5%
United States Treasury Notes, 4.500%, 05/31/31	1.5%
Amazon.com, Inc.	1.4%
United States Treasury Notes, 4.875%, 05/31/26	1.4%
Parker-Hannifin Corp.	1.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.9)%
Short-Term Investments	7.2%
U.S. Government Agency Obligations	0.1%
Preferred Stock	1.1%
Equity-Linked Notes	2.0%
Convertible Bonds/Notes	8.3%
U.S. Treasury Obligations	9.3%
Corporate Bonds/Notes	13.0%
Common Stock	62.9%

Sector Allocation

Value	Value
Financials	14.5%
Corporate Bond	12.0%
Industrials	9.3%
Health Care	9.0%
Information Technology	8.2%
Convertible Bond	7.4%
U.S. Treasury Note	6.5%
Energy	6.5%
Communication Services	4.5%
Consumer Discretionary	3.8%
Consumer Staples	3.4%
Liabilities in Excess of Other Assets	(3.9)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Invesco Equity and Income Portfolio

Class I: IUAIX

92914K859-SAR

VY® Invesco Equity and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IUASX

This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$45	0.89%

Fund Statistics

  Total Net Assets$991,217,330
  # of Portfolio Holdings332
  Portfolio Turnover Rate59%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	3.2%
Wells Fargo & Co.	2.2%
Bank of America Corp.	2.2%
United States Treasury Notes, 4.500%, 05/31/29	1.9%
Alphabet, Inc. - Class A	1.6%
Exxon Mobil Corp.	1.5%
United States Treasury Notes, 4.500%, 05/31/31	1.5%
Amazon.com, Inc.	1.4%
United States Treasury Notes, 4.875%, 05/31/26	1.4%
Parker-Hannifin Corp.	1.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.9)%
Short-Term Investments	7.2%
U.S. Government Agency Obligations	0.1%
Preferred Stock	1.1%
Equity-Linked Notes	2.0%
Convertible Bonds/Notes	8.3%
U.S. Treasury Obligations	9.3%
Corporate Bonds/Notes	13.0%
Common Stock	62.9%

Sector Allocation

Value	Value
Financials	14.5%
Corporate Bond	12.0%
Industrials	9.3%
Health Care	9.0%
Information Technology	8.2%
Convertible Bond	7.4%
U.S. Treasury Note	6.5%
Energy	6.5%
Communication Services	4.5%
Consumer Discretionary	3.8%
Consumer Staples	3.4%
Liabilities in Excess of Other Assets	(3.9)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Invesco Equity and Income Portfolio

Class S: IUASX

92914K867-SAR

VY® Invesco Equity and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IVIPX

This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$52	1.02%

Fund Statistics

  Total Net Assets$991,217,330
  # of Portfolio Holdings332
  Portfolio Turnover Rate59%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	3.2%
Wells Fargo & Co.	2.2%
Bank of America Corp.	2.2%
United States Treasury Notes, 4.500%, 05/31/29	1.9%
Alphabet, Inc. - Class A	1.6%
Exxon Mobil Corp.	1.5%
United States Treasury Notes, 4.500%, 05/31/31	1.5%
Amazon.com, Inc.	1.4%
United States Treasury Notes, 4.875%, 05/31/26	1.4%
Parker-Hannifin Corp.	1.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.9)%
Short-Term Investments	7.2%
U.S. Government Agency Obligations	0.1%
Preferred Stock	1.1%
Equity-Linked Notes	2.0%
Convertible Bonds/Notes	8.3%
U.S. Treasury Obligations	9.3%
Corporate Bonds/Notes	13.0%
Common Stock	62.9%

Sector Allocation

Value	Value
Financials	14.5%
Corporate Bond	12.0%
Industrials	9.3%
Health Care	9.0%
Information Technology	8.2%
Convertible Bond	7.4%
U.S. Treasury Note	6.5%
Energy	6.5%
Communication Services	4.5%
Consumer Discretionary	3.8%
Consumer Staples	3.4%
Liabilities in Excess of Other Assets	(3.9)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Invesco Equity and Income Portfolio

Class S2: IVIPX

92914L493-SAR

VY® JPMorgan Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IJMAX

This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$69	1.36%

Fund Statistics

  Total Net Assets$286,541,321
  # of Portfolio Holdings105
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ameriprise Financial, Inc.	2.2%
Loews Corp.	1.8%
Williams Cos., Inc.	1.8%
AmerisourceBergen Corp.	1.7%
Arch Capital Group Ltd.	1.7%
M&T Bank Corp.	1.6%
ITT, Inc.	1.6%
Diamondback Energy, Inc.	1.7%
Raymond James Financial, Inc.	1.6%
AMETEK, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.6%
Common Stock	98.5%

Sector Allocation

Value	Value
Financials	22.2%
Industrials	15.6%
Consumer Discretionary	9.3%
Information Technology	8.9%
Real Estate	8.7%
Utilities	7.7%
Health Care	7.6%
Materials	7.2%
Consumer Staples	5.2%
Energy	4.4%
Communication Services	1.7%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® JPMorgan Mid Cap Value Portfolio

Class ADV: IJMAX

92914K644-SAR

VY® JPMorgan Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IJMIX

This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$44	0.86%

Fund Statistics

  Total Net Assets$286,541,321
  # of Portfolio Holdings105
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ameriprise Financial, Inc.	2.2%
Loews Corp.	1.8%
Williams Cos., Inc.	1.8%
AmerisourceBergen Corp.	1.7%
Arch Capital Group Ltd.	1.7%
M&T Bank Corp.	1.6%
ITT, Inc.	1.6%
Diamondback Energy, Inc.	1.7%
Raymond James Financial, Inc.	1.6%
AMETEK, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.6%
Common Stock	98.5%

Sector Allocation

Value	Value
Financials	22.2%
Industrials	15.6%
Consumer Discretionary	9.3%
Information Technology	8.9%
Real Estate	8.7%
Utilities	7.7%
Health Care	7.6%
Materials	7.2%
Consumer Staples	5.2%
Energy	4.4%
Communication Services	1.7%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® JPMorgan Mid Cap Value Portfolio

Class I: IJMIX

92914K628-SAR

VY® JPMorgan Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IJMSX

This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$56	1.11%

Fund Statistics

  Total Net Assets$286,541,321
  # of Portfolio Holdings105
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ameriprise Financial, Inc.	2.2%
Loews Corp.	1.8%
Williams Cos., Inc.	1.8%
AmerisourceBergen Corp.	1.7%
Arch Capital Group Ltd.	1.7%
M&T Bank Corp.	1.6%
ITT, Inc.	1.6%
Diamondback Energy, Inc.	1.7%
Raymond James Financial, Inc.	1.6%
AMETEK, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.6%
Common Stock	98.5%

Sector Allocation

Value	Value
Financials	22.2%
Industrials	15.6%
Consumer Discretionary	9.3%
Information Technology	8.9%
Real Estate	8.7%
Utilities	7.7%
Health Care	7.6%
Materials	7.2%
Consumer Staples	5.2%
Energy	4.4%
Communication Services	1.7%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® JPMorgan Mid Cap Value Portfolio

Class S: IJMSX

92914K636-SAR

VY® JPMorgan Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IJPMX

This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$64	1.26%

Fund Statistics

  Total Net Assets$286,541,321
  # of Portfolio Holdings105
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ameriprise Financial, Inc.	2.2%
Loews Corp.	1.8%
Williams Cos., Inc.	1.8%
AmerisourceBergen Corp.	1.7%
Arch Capital Group Ltd.	1.7%
M&T Bank Corp.	1.6%
ITT, Inc.	1.6%
Diamondback Energy, Inc.	1.7%
Raymond James Financial, Inc.	1.6%
AMETEK, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.6%
Common Stock	98.5%

Sector Allocation

Value	Value
Financials	22.2%
Industrials	15.6%
Consumer Discretionary	9.3%
Information Technology	8.9%
Real Estate	8.7%
Utilities	7.7%
Health Care	7.6%
Materials	7.2%
Consumer Staples	5.2%
Energy	4.4%
Communication Services	1.7%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® JPMorgan Mid Cap Value Portfolio

Class S2: IJPMX

92914L436-SAR

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IAXAX

This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$67	1.29%

Fund Statistics

  Total Net Assets$1,074,233,918
  # of Portfolio Holdings282
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	2.4%
Apollo Global Management, Inc.	1.9%
Trade Desk, Inc. - Class A	1.6%
AmerisourceBergen Corp.	1.5%
Palantir Technologies, Inc. - Class A	1.5%
Ross Stores, Inc.	1.4%
Spotify Technology SA	1.4%
Cintas Corp.	1.4%
Dexcom, Inc.	1.3%
Copart, Inc.	1.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Preferred Stock	0.8%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	27.1%
Industrials	17.0%
Health Care	16.9%
Consumer Discretionary	14.3%
Financials	11.0%
Communication Services	4.9%
Energy	3.7%
Consumer Staples	2.3%
Real Estate	1.4%
Materials	0.7%
Utilities	0.5%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Class ADV: IAXAX

92914K768-SAR

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IAXIX

This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$41	0.79%

Fund Statistics

  Total Net Assets$1,074,233,918
  # of Portfolio Holdings282
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	2.4%
Apollo Global Management, Inc.	1.9%
Trade Desk, Inc. - Class A	1.6%
AmerisourceBergen Corp.	1.5%
Palantir Technologies, Inc. - Class A	1.5%
Ross Stores, Inc.	1.4%
Spotify Technology SA	1.4%
Cintas Corp.	1.4%
Dexcom, Inc.	1.3%
Copart, Inc.	1.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Preferred Stock	0.8%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	27.1%
Industrials	17.0%
Health Care	16.9%
Consumer Discretionary	14.3%
Financials	11.0%
Communication Services	4.9%
Energy	3.7%
Consumer Staples	2.3%
Real Estate	1.4%
Materials	0.7%
Utilities	0.5%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Class I: IAXIX

92914K826-SAR

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class R6: VYRIX

This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$39	0.76%

Fund Statistics

  Total Net Assets$1,074,233,918
  # of Portfolio Holdings282
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	2.4%
Apollo Global Management, Inc.	1.9%
Trade Desk, Inc. - Class A	1.6%
AmerisourceBergen Corp.	1.5%
Palantir Technologies, Inc. - Class A	1.5%
Ross Stores, Inc.	1.4%
Spotify Technology SA	1.4%
Cintas Corp.	1.4%
Dexcom, Inc.	1.3%
Copart, Inc.	1.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Preferred Stock	0.8%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	27.1%
Industrials	17.0%
Health Care	16.9%
Consumer Discretionary	14.3%
Financials	11.0%
Communication Services	4.9%
Energy	3.7%
Consumer Staples	2.3%
Real Estate	1.4%
Materials	0.7%
Utilities	0.5%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Class R6: VYRIX

92915V805-SAR

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IAXSX

This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$54	1.04%

Fund Statistics

  Total Net Assets$1,074,233,918
  # of Portfolio Holdings282
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	2.4%
Apollo Global Management, Inc.	1.9%
Trade Desk, Inc. - Class A	1.6%
AmerisourceBergen Corp.	1.5%
Palantir Technologies, Inc. - Class A	1.5%
Ross Stores, Inc.	1.4%
Spotify Technology SA	1.4%
Cintas Corp.	1.4%
Dexcom, Inc.	1.3%
Copart, Inc.	1.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Preferred Stock	0.8%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	27.1%
Industrials	17.0%
Health Care	16.9%
Consumer Discretionary	14.3%
Financials	11.0%
Communication Services	4.9%
Energy	3.7%
Consumer Staples	2.3%
Real Estate	1.4%
Materials	0.7%
Utilities	0.5%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Class S: IAXSX

92914K685-SAR

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IAXTX

This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$62	1.19%

Fund Statistics

  Total Net Assets$1,074,233,918
  # of Portfolio Holdings282
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	2.4%
Apollo Global Management, Inc.	1.9%
Trade Desk, Inc. - Class A	1.6%
AmerisourceBergen Corp.	1.5%
Palantir Technologies, Inc. - Class A	1.5%
Ross Stores, Inc.	1.4%
Spotify Technology SA	1.4%
Cintas Corp.	1.4%
Dexcom, Inc.	1.3%
Copart, Inc.	1.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Preferred Stock	0.8%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	27.1%
Industrials	17.0%
Health Care	16.9%
Consumer Discretionary	14.3%
Financials	11.0%
Communication Services	4.9%
Energy	3.7%
Consumer Staples	2.3%
Real Estate	1.4%
Materials	0.7%
Utilities	0.5%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Class S2: IAXTX

92914L469-SAR

VY® T. Rowe Price Growth Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IGEAX

This semi-annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$67	1.22%

Fund Statistics

  Total Net Assets$1,578,260,128
  # of Portfolio Holdings86
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	12.8%
NVIDIA Corp.	11.8%
Apple, Inc.	9.4%
Amazon.com, Inc.	8.0%
Alphabet, Inc. - Class A	6.9%
Meta Platforms, Inc. - Class A	4.9%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	2.4%
Mastercard, Inc. - Class A	2.0%
Netflix, Inc.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	3.5%
Short-Term Investments	0.5%
Preferred Stock	0.6%
Common Stock	95.4%

Sector Allocation

Value	Value
Information Technology	53.1%
Communication Services	15.1%
Consumer Discretionary	13.4%
Health Care	9.8%
Industrials	2.3%
Financials	1.9%
Materials	0.4%
Short Term	0.0%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	3.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® T. Rowe Price Growth Equity Portfolio

Class ADV: IGEAX

92914K784-SAR

VY® T. Rowe Price Growth Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ITGIX

This semi-annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$40	0.72%

Fund Statistics

  Total Net Assets$1,578,260,128
  # of Portfolio Holdings86
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	12.8%
NVIDIA Corp.	11.8%
Apple, Inc.	9.4%
Amazon.com, Inc.	8.0%
Alphabet, Inc. - Class A	6.9%
Meta Platforms, Inc. - Class A	4.9%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	2.4%
Mastercard, Inc. - Class A	2.0%
Netflix, Inc.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	3.5%
Short-Term Investments	0.5%
Preferred Stock	0.6%
Common Stock	95.4%

Sector Allocation

Value	Value
Information Technology	53.1%
Communication Services	15.1%
Consumer Discretionary	13.4%
Health Care	9.8%
Industrials	2.3%
Financials	1.9%
Materials	0.4%
Short Term	0.0%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	3.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® T. Rowe Price Growth Equity Portfolio

Class I: ITGIX

92914K776-SAR

VY® T. Rowe Price Growth Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ITGSX

This semi-annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$53	0.97%

Fund Statistics

  Total Net Assets$1,578,260,128
  # of Portfolio Holdings86
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	12.8%
NVIDIA Corp.	11.8%
Apple, Inc.	9.4%
Amazon.com, Inc.	8.0%
Alphabet, Inc. - Class A	6.9%
Meta Platforms, Inc. - Class A	4.9%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	2.4%
Mastercard, Inc. - Class A	2.0%
Netflix, Inc.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	3.5%
Short-Term Investments	0.5%
Preferred Stock	0.6%
Common Stock	95.4%

Sector Allocation

Value	Value
Information Technology	53.1%
Communication Services	15.1%
Consumer Discretionary	13.4%
Health Care	9.8%
Industrials	2.3%
Financials	1.9%
Materials	0.4%
Short Term	0.0%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	3.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® T. Rowe Price Growth Equity Portfolio

Class S: ITGSX

92914K792-SAR

VY® T. Rowe Price Growth Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: ITRGX

This semi-annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$61	1.12%

Fund Statistics

  Total Net Assets$1,578,260,128
  # of Portfolio Holdings86
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	12.8%
NVIDIA Corp.	11.8%
Apple, Inc.	9.4%
Amazon.com, Inc.	8.0%
Alphabet, Inc. - Class A	6.9%
Meta Platforms, Inc. - Class A	4.9%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	2.4%
Mastercard, Inc. - Class A	2.0%
Netflix, Inc.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	3.5%
Short-Term Investments	0.5%
Preferred Stock	0.6%
Common Stock	95.4%

Sector Allocation

Value	Value
Information Technology	53.1%
Communication Services	15.1%
Consumer Discretionary	13.4%
Health Care	9.8%
Industrials	2.3%
Financials	1.9%
Materials	0.4%
Short Term	0.0%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	3.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® T. Rowe Price Growth Equity Portfolio

Class S2: ITRGX

92914L477-SAR

(b)            Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)            Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)            Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

June 30, 2024

Classes ADV, I, R6, S and S2

Voya Partners, Inc.

■	Voya Global Bond Portfolio
■	Voya Global Insights Portfolio (Formerly, VY® Invesco Global Portfolio)
■	Voya International High Dividend Low Volatility Portfolio
■	VY® American Century Small-Mid Cap Value Portfolio
■	VY® Baron Growth Portfolio
■	VY® Columbia Contrarian Core Portfolio
■	VY® Columbia Small Cap Value II Portfolio
■	VY® Invesco Comstock Portfolio
■	VY® Invesco Equity and Income Portfolio
■	VY® JPMorgan Mid Cap Value Portfolio
■	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
■	VY® T. Rowe Price Growth Equity Portfolio

This report is submitted for general information to shareholders of the Voa mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www. voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	Voya Global Bond Portfolio	Voya Global Insights Portfolio	Voya International High Dividend Low Volatility Portfolio	VY® American Century Small-Mid Cap Value Portfolio
ASSETS:
Investments in securities at fair value+*	$92,103,506	$1,127,854,651	$305,416,861	$287,832,826
Investments in affiliated underlying funds at fair value**	13,046,106	–	–	–
Short-term investments at fair value†	7,816,095	11,980,428	7,869,238	10,956,128
Cash	–	–	993	–
Cash collateral for futures contracts	584,039	–	–	–
Cash pledged for centrally cleared swaps (Note 2)	1,385,000	–	–	–
Cash pledged as collateral for OTC derivatives (Note 2)	424,800	–	–	–
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	11,000	–	–	–
Foreign currencies at value‡	1,065,804	8,766,892	330,993	30,367
Receivables:
Investment securities sold	995,060	179,097	6,469,449	576,662
Fund shares sold	459,773	9,876	48,258	675,748
Dividends	1,528	281,835	695,879	487,104
Interest	817,784	–	235	–
Foreign tax reclaims	8,882	2,244,428	1,965,601	19,059
Variation margin on centrally cleared swaps	81,222	–	–	–
Unrealized appreciation on forward foreign currency contracts	39,843	–	–	54,152
Unrealized appreciation on forward premium swaptions	99,588	–	–	–
Prepaid expenses	507	4,747	1,420	1,407
Reimbursement due from Investment Adviser	15,799	103,380	–	70,383
Other assets	11,996	72,489	40,929	13,316
Total assets	118,968,332	1,151,497,823	322,839,856	300,717,152

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

	Voya Global Bond Portfolio	Voya Global Insights Portfolio	Voya International High Dividend Low Volatility Portfolio	VY® American Century Small-Mid Cap Value Portfolio
LIABILITIES:
Income distribution payable	370,632	–	–	–
Payable for investment securities purchased	258,062	174,740	3,394,067	260,155
Payable for investment securities purchased on a delayed-delivery or when-issued basis	5,399,206	–	–	–
Payable for fund shares redeemed	61,473	220,041	43,711	91,797
Payable upon receipt of securities loaned	4,418,639	–	7,869,238	6,489,162
Unrealized depreciation on forward foreign currency contracts	755,417	–	–	446
Unrealized depreciation on forward premium swaptions	14,912	–	–	–
Unrealized depreciation on OTC swap agreements	57,183	–	–	–
Variation margin payable on futures contracts	31,753	–	–	–
Payable for investment management fees	52,144	611,050	154,039	216,706
Payable for distribution and shareholder service fees	15,807	72,000	48,420	57,692
Payable to custodian due to bank overdraft	607,770	–	–	–
Payable to directors under the deferred compensation plan (Note 6)	11,996	72,489	40,929	13,316
Payable for directors fees	700	1,704	1,931	3,500
Payable for foreign capital gains tax	–	893,601	–	–
Payable for borrowings against line of credit (Note 8)	–	–	4,333,000	–
Payable for shareholder notification costs (Note 6)	–	15,000	–	–
Other accrued expenses and liabilities	87,290	410,203	125,228	144,741
Written options, at fair value^	211,081	–	–	–
Total liabilities	12,354,065	2,470,828	16,010,563	7,277,515
NET ASSETS	$106,614,267	$1,149,026,995	$306,829,293	$293,439,637

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$138,441,199	$332,024,153	$261,364,615	$270,891,765
Total distributable earnings (loss)	(31,826,932)	817,002,842	45,464,678	22,547,872
NET ASSETS	$106,614,267	$1,149,026,995	$306,829,293	$293,439,637

+ Including securities loaned at value	$4,271,784	$—	$7,454,605	$6,319,599
* Cost of investments in securities	$98,625,432	$1,005,790,251	$276,249,650	$285,198,154
** Cost of investments in affiliated underlying funds	$13,389,702	$—	$—	$—
† Cost of short-term investments	$7,817,490	$11,980,428	$7,869,238	$10,956,128
‡ Cost of foreign currencies	$1,065,839	$8,765,593	$330,911	$30,367
^ Premiums received on written options	$158,202	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

	Voya Global Bond Portfolio	Voya Global Insights Portfolio	Voya International High Dividend Low Volatility Portfolio	VY® American Century Small-Mid Cap Value Portfolio
Class ADV
Net assets	$12,949,446	$112,517,147	$24,924,495	$99,500,938
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,650,176	6,528,167	2,441,918	9,877,209
Net asset value and redemption price per share	$7.85	$17.24	$10.21	$10.07
Class I
Net assets	$70,577,713	$914,700,598	$101,630,104	$113,347,928
Shares authorized	100,000,000	250,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,827,138	48,007,778	9,806,109	10,051,841
Net asset value and redemption price per share	$8.00	$19.05	$10.36	$11.28
Class S
Net assets	$23,087,108	$119,048,159	$180,074,072	$78,828,211
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,891,107	6,756,611	17,515,949	7,171,081
Net asset value and redemption price per share	$7.99	$17.62	$10.28	$10.99
Class S2
Net assets	n/a	$2,761,091	$200,622	$1,762,560
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	166,098	19,242	174,678
Net asset value and redemption price per share	n/a	$16.62	$10.43	$10.09

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	VY® Baron Growth Portfolio	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio
ASSETS:
Investments in securities at fair value*	$438,315,318	$76,104,393	$129,878,360	$216,317,271
Short-term investments at fair value†	78,464	2,270,160	–	10,430,418
Foreign currencies at value‡	–	–	–	588
Receivables:
Investment securities sold	810,777	161,834	7,368,937	475,153
Fund shares sold	770,632	8,142	152,720	90,911
Dividends	420,829	36,011	123,506	368,919
Interest	–	–	–	9
Foreign tax reclaims	–	34,116	–	24,630
Unrealized appreciation on forward foreign currency contracts	–	–	–	42,660
Prepaid expenses	2,106	229	664	1,107
Reimbursement due from Investment Adviser	42,798	14,402	19,520	18,557
Other assets	31,950	12,464	8,694	21,322
Total assets	440,472,874	78,641,751	137,552,401	227,791,545

LIABILITIES:
Payable for investment securities purchased	–	–	5,893,963	107,956
Payable for fund shares redeemed	201,297	93,605	80,417	58,572
Unrealized depreciation on forward foreign currency contracts	–	–	–	5,152
Payable for investment management fees	340,808	54,446	88,273	128,812
Payable for distribution and shareholder service fees	79,805	22,515	23,276	31,618
Payable to custodian due to bank overdraft	–	–	370,548	–
Payable to directors under the deferred compensation plan (Note 6)	31,950	12,464	8,694	21,322
Payable for directors fees	4,428	2,360	1,900	144
Other accrued expenses and liabilities	158,251	19,497	45,897	59,121
Total liabilities	816,539	204,887	6,512,968	412,697
NET ASSETS	$439,656,335	$78,436,864	$131,039,433	$227,378,848

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$29,831,428	$54,580,410	$88,057,831	$148,922,591
Total distributable earnings	409,824,907	23,856,454	42,981,602	78,456,257
NET ASSETS	$439,656,335	$78,436,864	$131,039,433	$227,378,848

* Cost of investments in securities	$77,137,190	$55,308,782	$118,985,096	$176,919,200
† Cost of short-term investments	$78,464	$2,270,160	$—	$10,430,418
‡ Cost of foreign currencies	$—	$—	$—	$575

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

	VY® Baron Growth Portfolio	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio
Class ADV
Net assets	$98,731,394	$41,701,791	$23,062,249	$31,105,140
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,023,138	2,994,655	1,404,093	1,441,035
Net asset value and redemption price per share	$19.66	$13.93	$16.43	$21.59
Class I
Net assets	$112,276,075	$8,307,254	$34,972,650	$104,237,835
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,367,520	501,859	2,013,747	4,761,836
Net asset value and redemption price per share	$25.71	$16.55	$17.37	$21.89
Class R6
Net assets	$35,934,674	n/a	$8,040,276	n/a
Shares authorized	100,000,000	n/a	100,000,000	n/a
Par value	$0.001	n/a	$0.001	n/a
Shares outstanding	1,395,511	n/a	461,882	n/a
Net asset value and redemption price per share	$25.75	n/a	$17.41	n/a
Class S
Net assets	$190,666,653	$28,427,819	$63,321,909	$92,035,873
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,372,938	1,831,907	3,670,789	4,202,776
Net asset value and redemption price per share	$22.77	$15.52	$17.25	$21.90
Class S2
Net assets	$2,047,539	n/a	$1,642,349	n/a
Shares authorized	100,000,000	n/a	100,000,000	n/a
Par value	$0.001	n/a	$0.001	n/a
Shares outstanding	101,146	n/a	99,868	n/a
Net asset value and redemption price per share	$20.24	n/a	$16.45	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	VY® Invesco Equity and Income Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$958,432,469	$282,461,175	$1,072,118,932	$1,515,801,059
Short-term investments at fair value†	71,585,138	4,506,176	7,003,670	7,279,888
Cash	–	–	614,709	2,865,541
Foreign currencies at value‡	129,922	–	–	96,611
Receivables:
Investment securities sold	2,345,163	–	2,246,842	67,884,174
Fund shares sold	173,007	375,887	491,852	270,239
Dividends	938,135	503,450	214,670	187,561
Interest	2,109,018	–	926	4,223
Foreign tax reclaims	92,952	–	4,883	6,010
Variation margin on futures contracts	13,078	–	–	–
Unrealized appreciation on forward foreign
currency contracts	146,910	–	–	–
Prepaid expenses	4,498	1,397	4,261	5,830
Reimbursement due from Investment Adviser	28,734	29,725	43,093	–
Other assets	76,104	21,034	44,287	71,348
Total assets	1,036,075,128	287,898,844	1,082,788,125	1,594,472,484

LIABILITIES:
Payable for investment securities purchased	2,299,085	–	1,528,251	6,154,465
Payable for fund shares redeemed	290,092	72,419	259,243	1,234,669
Payable upon receipt of securities loaned	41,300,773	902,430	5,801,363	7,238,073
Unrealized depreciation on forward foreign currency contracts	29,194	–	–	–
Payable for investment management fees	512,967	195,229	639,355	831,983
Payable for distribution and shareholder service fees	154,732	58,722	34,502	143,933
Payable to custodian due to bank overdraft	–	1,008	–	–
Payable to directors under the deferred compensation plan (Note 6)	76,104	21,034	44,287	71,348
Payable for directors fees	1,491	1,517	2,264	17,500
Other accrued expenses and liabilities	193,360	105,164	244,942	520,385
Total liabilities	44,857,798	1,357,523	8,554,207	16,212,356
NET ASSETS	$991,217,330	$286,541,321	$1,074,233,918	$1,578,260,128

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$772,631,951	$180,872,047	$711,901,674	$707,127,300
Total distributable earnings	218,585,379	105,669,274	362,332,244	871,132,828
NET ASSETS	$991,217,330	$286,541,321	$1,074,233,918	$1,578,260,128

+ Including securities loaned at value	$40,390,013	$880,668	$5,662,525	$7,391,840
* Cost of investments in securities	$853,021,132	$205,193,397	$863,777,989	$938,262,844
† Cost of short-term investments	$71,585,135	$4,506,176	$7,003,670	$7,279,888
‡ Cost of foreign currencies	$130,045	$—	$—	$96,611

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

	VY® Invesco Equity and Income Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
Class ADV
Net assets	$40,776,726	$74,483,197	$67,971,689	$320,263,982
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	953,335	5,030,027	7,808,746	3,805,570
Net asset value and redemption price per share	$42.77	$14.81	$8.70	$84.16
Class I
Net assets	$402,966,862	$79,803,330	$838,752,155	$1,186,858,660
Shares authorized	100,000,000	100,000,000	250,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,169,016	5,095,429	74,984,848	11,533,599
Net asset value and redemption price per share	$43.95	$15.66	$11.19	$102.90
Class R6
Net assets	n/a	n/a	$135,727,487	n/a
Shares authorized	n/a	n/a	100,000,000	n/a
Par value	n/a	n/a	$0.001	n/a
Shares outstanding	n/a	n/a	12,102,732	n/a
Net asset value and redemption price per
share	n/a	n/a	$11.21	n/a
Class S
Net assets	$305,935,662	$131,463,383	$28,940,489	$65,073,950
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,038,452	8,572,133	2,842,363	694,754
Net asset value and redemption price per share	$43.47	$15.34	$10.18	$93.66
Class S2
Net assets	$241,538,080	$791,411	$2,842,098	$6,063,536
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,677,122	53,527	320,582	69,472
Net asset value and redemption price per share	$42.55	$14.79	$8.87	$87.28

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	Voya Global Bond Portfolio	Voya Global Insights Portfolio	Voya International High Dividend Low Volatility Portfolio	VY® American Century Small-Mid Cap Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$12,596	$7,523,546	$8,963,289	$3,834,314
Dividends from affiliated underlying funds	438,788	—	—	—
Interest, net of foreign taxes withheld*	1,984,875	464	1,737,445	303
Securities lending income, net	16,428	—	41,127	24,002
Other	347	3,622	1,004	956
Total investment income	2,453,034	7,527,632	10,742,865	3,859,575
EXPENSES:
Investment management fees	325,010	4,000,816	951,205	1,365,600
Distribution and shareholder service fees:
Class ADV	32,768	277,997	61,294	250,250
Class S	27,068	150,877	236,435	100,904
Class S2	—	5,235	392	3,514
Transfer agent fees:
Class ADV	8,198	64,676	9,829	91,443
Class I	46,014	528,465	41,376	107,384
Class S	13,543	70,214	75,829	73,741
Class S2	—	1,521	78	1,605
Shareholder reporting expense	8,830	51,690	13,260	5,460
Professional fees	7,280	92,640	15,688	10,920
Custody and accounting expense	45,500	73,160	39,920	45,500
Shareholder notification costs (Note 6)	—	15,000	—	—
Directors fees	1,808	16,590	6,116	3,640
Miscellaneous expense	5,958	61,484	17,496	10,583
Interest expense	—	4,516	3,903	4,323
Total expenses	521,977	5,414,881	1,472,821	2,074,867
Waived and reimbursed fees	(99,218)	(654,425)	—	(436,004)
Net expenses	422,759	4,760,456	1,472,821	1,638,863
Net investment income	2,030,275	2,767,176	9,270,044	2,220,712
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	(442,243)	39,461,370	7,820,827	6,512,069
Forward foreign currency contracts	(2,049,178)	34,416	3,290	372,417
Foreign currency related transactions	716,446	(213,656)	(84,109)	(2,324)
Futures	(444,625)	—	—	—
Swaps	(7,365)	—	—	—
Written options	250,284	—	—	—
Net realized gain (loss)	(1,976,681)	39,282,130	7,740,008	6,882,162
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	(969,230)	22,731,044	(3,757,605)	(7,645,750)
Affiliated underlying funds	(48,711)	—	—	—
Forward foreign currency contracts	(1,737,683)	(4,078)	—	215,794
Foreign currency related transactions	(11,534)	(77,739)	(37,145)	(840)
Futures	(671,219)	—	—	—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited) (continued)

	Voya Global Bond Portfolio	Voya Global Insights Portfolio	Voya International High Dividend Low Volatility Portfolio	VY® American Century Small-Mid Cap Value Portfolio
Swaps	636,932	—	—	—
Written options	(62,307)	—	—	—
Net change in unrealized appreciation (depreciation)	(2,863,752)	22,649,227	(3,794,750)	(7,430,796)
Net realized and unrealized gain (loss)	(4,840,433)	61,931,357	3,945,258	(548,634)
Increase (decrease) in net assets resulting from operations	$(2,810,158)	$64,698,533	$13,215,302	$1,672,078

* Foreign taxes withheld	$1,698	$500,926	$1,000,454	$73,265
^ Foreign capital gains taxes withheld	$—	$489,646	$—	$—
# Change in foreign capital gains taxes accrued	$—	$300,746	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	VY® Baron Growth Portfolio	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,683,176	$496,168	$1,438,870	$3,068,248
Interest	1,342	9	11	62
Securities lending income, net	—	—	—	5,185
Other	1,507	211	460	778
Total investment income	2,686,025	496,388	1,439,341	3,074,273

EXPENSES:
Investment management fees	2,229,269	317,462	604,599	849,144
Distribution and shareholder service fees:
Class ADV	260,782	91,084	59,246	77,302
Class S	253,808	33,169	82,613	113,257
Class S2	4,328	—	3,249	—
Transfer agent fees:
Class ADV	71,766	74	11,894	10,105
Class I	83,389	15	21,453	39,571
Class R6	19	—	15	—
Class S	139,694	53	33,170	29,610
Class S2	1,488	—	816	—
Shareholder reporting expense	9,770	3,094	4,976	4,988
Registration fees	—	203	—	—
Professional fees	21,566	7,644	9,816	11,884
Custody and accounting expense	17,346	12,740	7,668	13,800
Directors fees	12,650	1,820	2,208	3,670
Miscellaneous expense	16,146	5,810	7,439	8,135
Interest expense	14,922	—	365	—
Total expenses	3,136,943	473,168	849,527	1,161,466
Waived and reimbursed fees	(273,423)	(99,595)	(47,576)	(118,064)
Brokerage commission recapture	—	—	(8,814)	—
Net expenses	2,863,520	373,573	793,137	1,043,402
Net investment income (loss)	(177,495)	122,815	646,204	2,030,871
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	30,088,623	2,329,053	18,674,180	20,834,414
Forward foreign currency contracts	—	—	—	132,226
Foreign currency related transactions	3	—	—	(39,925)
Net realized gain	30,088,626	2,329,053	18,674,180	20,926,715
Net change in unrealized appreciation (depreciation) on:
Investments	(45,901,266)	8,134,994	(16,327,648)	(2,731,124)
Forward foreign currency contracts	—	—	—	93,143
Foreign currency related transactions	2	—	—	(351)
Net change in unrealized appreciation (depreciation)	(45,901,264)	8,134,994	(16,327,648)	(2,638,332)
Net realized and unrealized gain (loss)	(15,812,638)	10,464,047	2,346,532	18,288,383
Increase (decrease) in net assets resulting from operations	$(15,990,133)	$10,586,862	$2,992,736	$20,319,254
* Foreign taxes withheld	$—	$2,630	$2,633	$43,053

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	VY® Invesco Equity and Income Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,105,232	$3,046,295	$3,497,745	$3,720,743
Interest	5,463,748	1,573	13,336	55,144
Securities lending income, net	153,923	58	8,966	13,407
Other	3,195	696	3,300	4,652
Total investment income	13,726,098	3,048,622	3,523,347	3,793,946

EXPENSES:
Investment management fees	3,251,657	1,287,778	3,935,562	5,250,050
Distribution and shareholder service fees:
Class ADV	101,100	190,143	168,001	750,617
Class S	390,123	172,319	36,516	74,302
Class S2	493,106	1,609	5,523	11,304
Transfer agent fees:
Class ADV	10,928	41,889	32,092	114,710
Class I	110,799	48,627	402,874	432,423
Class R6	—	—	24	—
Class S	84,340	75,925	13,952	22,748
Class S2	66,627	443	1,318	2,159
Shareholder reporting expense	17,967	14,560	24,700	35,063
Professional fees	46,655	14,560	42,234	59,080
Custody and accounting expense	70,710	24,206	34,460	80,283
Directors fees	16,016	4,914	14,680	18,200
Miscellaneous expense	24,011	10,214	24,803	37,445
Interest expense	—	1,979	810	11,643
Total expenses	4,684,039	1,889,166	4,737,549	6,900,027
Waived and reimbursed fees	(482,434)	(223,098)	(350,105)	(695,349)
Net expenses	4,201,605	1,666,068	4,387,444	6,204,678
Net investment income (loss)	9,524,493	1,382,554	(864,097)	(2,410,732)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	37,089,679	13,241,513	43,564,324	147,820,779
Forward foreign currency contracts	211,139	—	—	—
Foreign currency related transactions	735	—	—	1,681
Futures	31,921	—	—	—
Net realized gain	37,333,474	13,241,513	43,564,324	147,822,460
Net change in unrealized appreciation (depreciation) on:
Investments	4,702,533	(2,576,569)	41,174,815	140,725,440
Forward foreign currency contracts	275,979	—	—	—
Foreign currency related transactions	(5,128)	—	—	325
Futures	112,573	—	—	—
Net change in unrealized appreciation (depreciation)	5,085,957	(2,576,569)	41,174,815	140,725,765
Net realized and unrealized gain	42,419,431	10,664,944	84,739,139	288,548,225
Increase in net assets resulting from operations	$51,943,924	$12,047,498	$83,875,042	$286,137,493
* Foreign taxes withheld	$98,758	$—	$7,568	$51,765

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global Bond Portfolio		Voya Global Insights Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$2,030,275	$4,127,469	$2,767,176	$291,308
Net realized gain (loss)	(1,976,681)	(3,413,678)	39,282,130	658,297,959
Net change in unrealized appreciation (depreciation)	(2,863,752)	5,949,618	22,649,227	(341,533,823)
Increase (decrease) in net assets resulting from operations	(2,810,158)	6,663,409	64,698,533	317,055,444

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(253,542)	(328,883)	—	(12,912,543)
Class I	(1,608,743)	(2,321,480)	—	(98,532,842)
Class S	(446,272)	(568,595)	—	(14,309,296)
Class S2	—	—	—	(286,385)
Return of capital:
Class ADV	—	(117,703)	—	—
Class I	—	(670,532)	—	—
Class S	—	(180,277)	—	—
Total distributions	(2,308,557)	(4,187,470)	—	(126,041,066)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,282,992	4,128,561	2,777,861	20,371,389
Reinvestment of distributions	2,308,557	4,187,470	—	126,041,066
	6,591,549	8,316,031	2,777,861	146,412,455
Cost of shares redeemed	(10,367,251)	(14,858,677)	(102,608,504)	(209,905,930)
Net decrease in net assets resulting from capital share transactions	(3,775,702)	(6,542,646)	(99,830,643)	(63,493,475)
Net increase (decrease) in net assets	(8,894,417)	(4,066,707)	(35,132,110)	127,520,903

NET ASSETS:
Beginning of year or period	115,508,684	119,575,391	1,184,159,105	1,056,638,202
End of year or period	$106,614,267	$115,508,684	$1,149,026,995	$1,184,159,105

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya International High Dividend Low Volatility Portfolio		VY® American Century Small-Mid Cap Value Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$9,270,044	$12,063,759	$2,220,712	$4,525,009
Net realized gain	7,740,008	8,395,419	6,882,162	10,013,720
Net change in unrealized appreciation (depreciation)	(3,794,750)	24,202,699	(7,430,796)	13,244,387
Increase in net assets resulting from operations	13,215,302	44,661,877	1,672,078	27,783,116

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(969,483)	—	(14,503,355)
Class I	—	(4,689,379)	—	(17,999,983)
Class S	—	(8,310,875)	—	(11,724,728)
Class S2	—	(6,328)	—	(252,395)
Total distributions	—	(13,976,065)	—	(44,480,461)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,958,276	6,916,567	10,076,123	22,039,854
Reinvestment of distributions	—	13,976,065	—	44,480,461
	3,958,276	20,892,632	10,076,123	66,520,315
Cost of shares redeemed	(34,949,923)	(62,800,366)	(36,100,167)	(87,458,604)
Net decrease in net assets resulting from capital share transactions	(30,991,647)	(41,907,734)	(26,024,044)	(20,938,289)
Net decrease in net assets	(17,776,345)	(11,221,922)	(24,351,966)	(37,635,634)

NET ASSETS:
Beginning of year or period	324,605,638	335,827,560	317,791,603	355,427,237
End of year or period	$306,829,293	$324,605,638	$293,439,637	$317,791,603

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Baron Growth Portfolio		VY® Columbia Contrarian Core Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income (loss)	$(177,495)	$(906,704)	$122,815	$181,523
Net realized gain	30,088,626	21,243,966	2,329,053	1,696,966
Net change in unrealized appreciation (depreciation)	(45,901,264)	46,874,120	8,134,994	12,968,483
Increase (decrease) in net assets resulting from operations	(15,990,133)	67,211,382	10,586,862	14,846,972

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(7,127,554)	—	(10,045,623)
Class I	—	(6,599,482)	—	(2,181,053)
Class R6	—	(2,056,896)	—	—
Class S	—	(12,764,976)	—	(7,275,819)
Class S2	—	(146,175)	—	—
Total distributions	—	(28,695,083)	—	(19,502,495)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,829,951	23,643,693	7,349,593	7,885,619
Reinvestment of distributions	—	28,695,083	—	19,502,495
	6,829,951	52,338,776	7,349,593	27,388,114
Cost of shares redeemed	(47,248,351)	(61,357,510)	(3,775,055)	(5,521,192)
Net increase (decrease) in net assets resulting from capital share transactions	(40,418,400)	(9,018,734)	3,574,538	21,866,922
Net increase (decrease) in net assets	(56,408,533)	29,497,565	14,161,400	17,211,399

NET ASSETS:
Beginning of year or period	496,064,868	466,567,303	64,275,464	47,064,065
End of year or period	$439,656,335	$496,064,868	$78,436,864	$64,275,464

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Columbia Small Cap Value II Portfolio		VY® Invesco Comstock Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$646,204	$1,569,977	$2,030,871	$4,332,915
Net realized gain	18,674,180	11,430,387	20,926,715	21,514,491
Net change in unrealized appreciation (depreciation)	(16,327,648)	6,064,337	(2,638,332)	2,777,202
Increase in net assets resulting from operations	2,992,736	19,064,701	20,319,254	28,624,608

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,830,517)	—	(4,366,152)
Class I	—	(3,879,556)	—	(19,603,597)
Class R6	—	(808,468)	—	—
Class S	—	(5,065,500)	—	(12,583,981)
Class S2	—	(119,642)	—	—
Total distributions	—	(11,703,683)	—	(36,553,730)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,621,039	18,108,707	5,381,517	20,234,648
Reinvestment of distributions	—	11,703,683	—	36,553,730
	3,621,039	29,812,390	5,381,517	56,788,378
Cost of shares redeemed	(29,297,882)	(39,518,832)	(52,837,068)	(56,375,582)
Net increase (decrease) in net assets resulting from capital share transactions	(25,676,843)	(9,706,442)	(47,455,551)	412,796
Net decrease in net assets	(22,684,107)	(2,345,424)	(27,136,297)	(7,516,326)

NET ASSETS:
Beginning of year or period	153,723,540	156,068,964	254,515,145	262,031,471
End of year or period	$131,039,433	$153,723,540	$227,378,848	$254,515,145

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Invesco Equity and Income Portfolio		VY® JPMorgan Mid Cap Value Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$9,524,493	$19,125,502	$1,382,554	$2,805,842
Net realized gain	37,333,474	69,760,939	13,241,513	15,125,556
Net change in unrealized appreciation (depreciation)	5,085,957	7,939,500	(2,576,569)	13,066,428
Increase in net assets resulting from operations	51,943,924	96,825,941	12,047,498	30,997,826

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(3,002,847)	—	(8,189,523)
Class I	—	(32,095,901)	—	(11,031,784)
Class S	—	(24,208,138)	—	(14,959,142)
Class S2	—	(18,987,426)	—	(81,614)
Total distributions	—	(78,294,312)	—	(34,262,063)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,426,705	12,479,116	4,609,906	8,443,466
Reinvestment of distributions	—	78,294,312	—	34,262,063
	4,426,705	90,773,428	4,609,906	42,705,529
Cost of shares redeemed	(92,681,941)	(161,030,113)	(42,582,883)	(68,183,635)
Net decrease in net assets resulting from capital share transactions	(88,255,236)	(70,256,685)	(37,972,977)	(25,478,106)
Net decrease in net assets	(36,311,312)	(51,725,056)	(25,925,479)	(28,742,343)

NET ASSETS:
Beginning of year or period	1,027,528,642	1,079,253,698	312,466,800	341,209,143
End of year or period	$991,217,330	$1,027,528,642	$286,541,321	$312,466,800

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio		VY® T. Rowe Price Growth Equity Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment loss	$(864,097)	$(11,714)	$(2,410,732)	$(3,782,296)
Net realized gain	43,564,324	111,592,206	147,822,460	158,228,133
Net change in unrealized appreciation (depreciation)	41,174,815	80,904,848	140,725,765	368,664,117
Increase in net assets resulting from operations	83,875,042	192,485,340	286,137,493	523,109,954

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(107,713)	—	(5,190,346)
Class I	—	(1,166,965)	—	(18,136,947)
Class R6	—	(147,085)	—	—
Class S	—	(42,748)	—	(915,312)
Class S2	—	(4,426)	—	(91,490)
Total distributions	—	(1,468,937)	—	(24,334,095)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	43,188,088	31,167,776	22,982,074	96,784,357
Reinvestment of distributions	—	1,468,937	—	24,334,095
	43,188,088	32,636,713	22,982,074	121,118,452
Cost of shares redeemed	(94,677,829)	(195,626,075)	(185,204,406)	(376,903,651)
Net decrease in net assets resulting from capital share transactions	(51,489,741)	(162,989,362)	(162,222,332)	(255,785,199)
Net increase in net assets	32,385,301	28,027,041	123,915,161	242,990,660

NET ASSETS:
Beginning of year or period	1,041,848,617	1,013,821,576	1,454,344,967	1,211,354,307
End of year or period	$1,074,233,918	$1,041,848,617	$1,578,260,128	$1,454,344,967

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Global Bond Portfolio(5)
Class ADV
06-30-24+	8.22	0.13	•	(0.35)	(0.22)	0.15	—	—	0.15	—	7.85	(2.64)	1.35	1.17	1.17	3.36	12,949	70
12-31-23	8.04	0.25	•	0.19	0.44	0.19	—	0.07	0.26	—	8.22	5.62	1.35	1.17	1.17	3.18	13,790	264
12-31-22	10.13	0.21	•	(2.10)	(1.89)	—	—	0.20	0.20	—	8.04	(18.75)	1.31	1.17	1.17	2.38	14,350	194
12-31-21	11.28	0.27	•	(0.85)	(0.58)	0.49	—	0.08	0.57	—	10.13	(5.21)	1.30	1.17	1.17	2.54	19,156	144
12-31-20	10.64	0.28		0.62	0.90	0.26	—	—	0.26	—	11.28	8.58	1.28	1.17	1.17	2.50	21,097	150
12-31-19	10.33	0.27	•	0.48	0.75	0.44	—	—	0.44	—	10.64	7.36	1.16	1.16	1.16	2.58	21,661	228
Class I
06-30-24+	8.38	0.16	•	(0.36)	(0.20)	0.18	—	—	0.18	—	8.00	(2.43)	0.85	0.67	0.67	3.86	70,578	70
12-31-23	8.19	0.34	•	0.16	0.50	0.24	—	0.07	0.31	—	8.38	6.24	0.85	0.67	0.67	4.20	79,766	264
12-31-22	10.32	0.25	•	(2.13)	(1.88)	—	—	0.25	0.25	—	8.19	(18.35)	0.81	0.67	0.67	2.88	83,034	194
12-31-21	11.49	0.33	•	(0.87)	(0.54)	0.55	—	0.08	0.63	—	10.32	(4.78)	0.80	0.67	0.67	3.04	110,162	144
12-31-20	10.83	0.33	•	0.64	0.97	0.31	—	—	0.31	—	11.49	9.20	0.78	0.67	0.67	3.00	125,244	150
12-31-19	10.51	0.33	•	0.49	0.82	0.50	—	—	0.50	—	10.83	7.90	0.66	0.66	0.66	3.08	146,354	228
Class S
06-30-24+	8.37	0.14	•	(0.35)	(0.21)	0.17	—	—	0.17	—	7.99	(2.56)	1.10	0.92	0.92	3.60	23,087	70
12-31-23	8.18	0.12	•	0.36	0.48	0.22	—	0.07	0.29	—	8.37	5.97	1.10	0.92	0.92	1.51	21,952	264
12-31-22	10.30	0.23	•	(2.12)	(1.89)	—	—	0.23	0.23	—	8.18	(18.49)	1.06	0.92	0.92	2.63	22,191	194
12-31-21	11.47	0.30	•	(0.87)	(0.57)	0.52	—	0.08	0.60	—	10.30	(5.03)	1.05	0.92	0.92	2.79	29,562	144
12-31-20	10.82	0.31		0.63	0.94	0.29	—	—	0.29	—	11.47	8.85	1.03	0.92	0.92	2.75	33,183	150
12-31-19	10.50	0.31	•	0.48	0.79	0.47	—	—	0.47	—	10.82	7.64	0.91	0.91	0.91	2.83	33,323	228
Voya Global Insights Portfolio
Class ADV
06-30-24+	16.32	0.01	•	0.91	0.92	—	—	—	—	—	17.24	5.57	1.37	1.26	1.26	0.06	112,517	77
12-31-23	13.99	(0.06	)•	4.40	4.34	—	2.01	—	2.01	—	16.32	31.96	1.36	1.30	1.30	(0.41)	114,505	107
12-31-22	24.55	(0.06	)•	(7.57)	(7.63)	—	2.93	—	2.93	—	13.99	(32.28)	1.35	1.30	1.30	(0.38)	93,472	13
12-31-21	22.38	(0.19	)•	3.51	3.32	—	1.15	—	1.15	—	24.55	14.80	1.33	1.30	1.30	(0.80)	149,741	7
12-31-20	18.41	(0.10	)•	4.91	4.81	0.13	0.71	—	0.84	—	22.38	27.19	1.35	1.30	1.30	(0.53)	131,946	8
12-31-19	17.06	0.04		4.89	4.93	—	3.58	—	3.58	—	18.41	31.10	1.25	1.25	1.25	0.26	123,467	8
Class I
06-30-24+	17.99	0.05	•	1.01	1.06	—	—	—	—	—	19.05	5.78	0.87	0.76	0.76	0.56	914,701	77
12-31-23	15.20	0.02	•	4.79	4.81	0.01	2.01	—	2.02	—	17.99	32.54	0.86	0.80	0.80	0.10	940,045	107
12-31-22	26.21	0.02	•	(8.10)	(8.08)	—	2.93	—	2.93	—	15.20	(31.93)	0.85	0.80	0.80	0.12	852,916	13
12-31-21	23.71	(0.08	)•	3.73	3.65	—	1.15	—	1.15	—	26.21	15.37	0.83	0.80	0.80	(0.30)	1,381,312	7
12-31-20	19.46	(0.01	)•	5.20	5.19	0.23	0.71	—	0.94	—	23.71	27.78	0.85	0.80	0.80	(0.03)	1,332,750	8
12-31-19	17.86	0.15		5.13	5.28	0.10	3.58	—	3.68	—	19.46	31.80	0.75	0.75	0.75	0.76	1,225,197	8
Class S
06-30-24+	16.66	0.03	•	0.93	0.96	—	—	—	—	—	17.62	5.64	1.12	1.01	1.01	0.31	119,048	77
12-31-23	14.22	(0.02	)•	4.47	4.45	—	2.01	—	2.01	—	16.66	32.24	1.11	1.05	1.05	(0.15)	127,024	107
12-31-22	24.83	(0.02	)•	(7.66)	(7.68)	—	2.93	—	2.93	—	14.22	(32.10)	1.10	1.05	1.05	(0.13)	108,045	13
12-31-21	22.56	(0.13	)•	3.55	3.42	—	1.15	—	1.15	—	24.83	15.13	1.08	1.05	1.05	(0.55)	185,986	7
12-31-20	18.56	(0.05	)•	4.94	4.89	0.18	0.71	—	0.89	—	22.56	27.43	1.10	1.05	1.05	(0.28)	188,985	8
12-31-19	17.17	0.10		4.91	5.01	0.04	3.58	—	3.62	—	18.56	31.44	1.00	1.00	1.00	0.52	181,045	8
Class S2
06-30-24+	15.73	0.01	•	0.88	0.89	—	—	—	—	—	16.62	5.52	1.27	1.16	1.16	0.17	2,761	77
12-31-23	13.53	(0.05	)•	4.26	4.21	—	2.01	—	2.01	—	15.73	32.10	1.26	1.20	1.20	(0.31)	2,586	107
12-31-22	23.85	(0.04	)•	(7.35)	(7.39)	—	2.93	—	2.93	—	13.53	(32.21)	1.25	1.20	1.20	(0.27)	2,205	13
12-31-21	21.75	(0.16	)•	3.41	3.25	—	1.15	—	1.15	—	23.85	14.91	1.23	1.20	1.20	(0.69)	4,152	7

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Global Insights Portfolio (continued)
Class S2 (continued)
12-31-20	17.89	(0.07	)•	4.77	4.70	0.13	0.71	—	0.84	—	21.75	27.33	1.25	1.20	1.20	(0.42)	4,266	8
12-31-19	16.67	0.06		4.77	4.83	0.03	3.58	—	3.61	—	17.89	31.26	1.15	1.15	1.15	0.37	4,611	8
Voya International High Dividend Low Volatility Portfolio
Class ADV
06-30-24+	9.81	0.28	•	0.12	0.40	—	—	—	—	—	10.21	4.08	1.24	1.24	1.24	5.58	24,924	35
12-31-23	8.95	0.32	•	0.93	1.25	0.39	—	—	0.39	—	9.81	14.24	1.24	1.24	1.24	3.38	24,515	73
12-31-22	10.31	0.31	•	(1.28)	(0.97)	0.39	—	—	0.39	—	8.95	(9.34)	1.22	1.22	1.22	3.39	24,167	67
12-31-21	9.43	0.28	•	0.80	1.08	0.20	—	—	0.20	—	10.31	11.50	1.23	1.23	1.23	2.75	27,021	73
12-31-20	11.36	0.19		(0.49)	(0.30)	0.32	1.31	—	1.63	—	9.43	(1.17)	1.24	1.24	1.24	1.86	26,702	74
12-31-19	10.88	0.27	•	1.38	1.65	0.19	0.98	—	1.17	—	11.36	16.13	1.30	1.26	1.25	2.36	29,900	143
Class I
06-30-24+	9.94	0.31	•	0.11	0.42	—	—	—	—	—	10.36	4.23	0.74	0.74	0.74	6.02	101,630	35
12-31-23	9.06	0.37	•	0.95	1.32	0.44	—	—	0.44	—	9.94	14.87	0.74	0.74	0.74	3.87	106,170	73
12-31-22	10.44	0.36	•	(1.30)	(0.94)	0.44	—	—	0.44	—	9.06	(8.90)	0.72	0.72	0.72	3.92	107,060	67
12-31-21	9.54	0.33	•	0.82	1.15	0.25	—	—	0.25	—	10.44	12.08	0.73	0.73	0.73	3.25	125,719	73
12-31-20	11.49	0.25		(0.51)	(0.26)	0.38	1.31	—	1.69	—	9.54	(0.71)	0.74	0.74	0.74	2.37	122,082	74
12-31-19	11.00	0.33	•	1.40	1.73	0.26	0.98	—	1.24	—	11.49	16.75	0.80	0.76	0.75	2.86	139,862	143
Class S
06-30-24+	9.87	0.29	•	0.12	0.41	—	—	—	—	—	10.28	4.15	0.99	0.99	0.99	5.78	180,074	35
12-31-23	9.00	0.34	•	0.94	1.28	0.41	—	—	0.41	—	9.87	14.52	0.99	0.99	0.99	3.62	193,729	73
12-31-22	10.36	0.34	•	(1.29)	(0.95)	0.41	—	—	0.41	—	9.00	(9.07)	0.97	0.97	0.97	3.68	204,207	67
12-31-21	9.47	0.30	•	0.82	1.12	0.23	—	—	0.23	—	10.36	11.79	0.98	0.98	0.98	3.00	258,075	73
12-31-20	11.41	0.22		(0.50)	(0.28)	0.35	1.31	—	1.66	—	9.47	(0.94)	0.99	0.99	0.99	2.12	268,402	74
12-31-19	10.93	0.30	•	1.38	1.68	0.22	0.98	—	1.20	—	11.41	16.40	1.05	1.01	1.00	2.61	308,132	143
Class S2
06-30-24+	10.01	0.29	•	0.13	0.42	—	—	—	—	—	10.43	4.20	1.14	1.14	1.14	5.72	201	35
12-31-23	9.08	0.30	•	0.98	1.28	0.35	—	—	0.35	—	10.01	14.29	1.14	1.14	1.14	3.12	192	73
12-31-22	10.47	0.32	•	(1.30)	(0.98)	0.41	—	—	0.41	—	9.08	(9.30)	1.12	1.12	1.12	3.50	394	67
12-31-21	9.56	0.29	•	0.82	1.11	0.20	—	—	0.20	—	10.47	11.67	1.13	1.13	1.13	2.85	390	73
12-31-20	11.52	0.18	•	(0.48)	(0.30)	0.35	1.31	—	1.66	—	9.56	(1.15)	1.14	1.14	1.14	1.92	334	74
12-31-19	10.99	0.27	•	1.41	1.68	0.17	0.98	—	1.15	—	11.52	16.28	1.20	1.16	1.15	2.39	389	143
VY® American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-24+	10.03	0.06	•	(0.02)	0.04	—	—	—	—	—	10.07	0.40	1.65	1.36	1.36	1.23	99,503	25
12-31-23	10.82	0.12	•	0.76	0.88	0.21	1.46	—	1.67	—	10.03	8.52	1.64	1.35	1.35	1.16	101,672	46
12-31-22	14.21	0.12	•	(0.91)	(0.79)	0.14	2.46	—	2.60	—	10.82	(5.85)	1.81	1.35	1.35	1.01	98,642	66
12-31-21	11.27	0.09	•	2.94	3.03	0.09	—	—	0.09	—	14.21	26.94	1.80	1.35	1.35	0.67	110,892	55
12-31-20	11.12	0.11		0.22	0.33	0.12	0.06	—	0.18	—	11.27	3.35	1.86	1.35	1.35	0.92	96,609	70
12-31-19	9.64	0.11		2.66	2.77	0.12	1.17	—	1.29	—	11.12	30.17	1.66	1.34	1.34	0.99	108,460	52
Class I
06-30-24+	11.20	0.10	•	(0.02)	0.08	—	—	—	—	—	11.28	0.72	1.15	0.86	0.86	1.71	113,350	25
12-31-23	11.90	0.19	•	0.84	1.03	0.27	1.46	—	1.73	—	11.20	9.09	1.14	0.85	0.85	1.63	128,382	46
12-31-22	15.36	0.20	•	(0.99)	(0.79)	0.21	2.46	—	2.67	—	11.90	(5.38)	1.31	0.85	0.85	1.51	165,702	66
12-31-21	12.16	0.17	•	3.17	3.34	0.14	—	—	0.14	—	15.36	27.57	1.30	0.85	0.85	1.17	186,365	55
12-31-20	11.99	0.16		0.25	0.41	0.18	0.06	—	0.24	—	12.16	3.84	1.36	0.85	0.85	1.42	161,201	70
12-31-19	10.30	0.17		2.87	3.04	0.18	1.17	—	1.35	—	11.99	30.96	1.16	0.84	0.84	1.49	175,917	52

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® American Century Small-Mid Cap Value Portfolio (continued)
Class S
06-30-24+	10.93	0.08	•	(0.02)	0.06	—	—	—	—	—	10.99	0.55	1.40	1.11	1.11	1.47	78,830	25
12-31-23	11.65	0.16	•	0.82	0.98	0.24	1.46	—	1.70	—	10.93	8.77	1.39	1.10	1.10	1.41	85,925	46
12-31-22	15.09	0.17	•	(0.98)	(0.81)	0.17	2.46	—	2.63	—	11.65	(5.60)	1.56	1.10	1.10	1.26	89,431	66
12-31-21	11.95	0.13	•	3.13	3.26	0.12	—	—	0.12	—	15.09	27.30	1.55	1.10	1.10	0.92	100,022	55
12-31-20	11.79	0.13		0.24	0.37	0.15	0.06	—	0.21	—	11.95	3.52	1.61	1.10	1.10	1.17	85,902	70
12-31-19	10.14	0.15		2.81	2.96	0.14	1.17	—	1.31	—	11.79	30.67	1.41	1.09	1.09	1.24	93,230	52
Class S2
06-30-24+	10.04	0.07	•	(0.02)	0.05	—	—	—	—	—	10.09	0.50	1.55	1.26	1.26	1.32	1,763	25
12-31-23	10.83	0.13	•	0.76	0.89	0.22	1.46	—	1.68	—	10.04	8.59	1.54	1.25	1.25	1.27	1,812	46
12-31-22	14.22	0.13	•	(0.92)	(0.79)	0.14	2.46	—	2.60	—	10.83	(5.77)	1.71	1.25	1.25	1.08	1,653	66
12-31-21	11.26	0.10	•	2.95	3.05	0.09	—	—	0.09	—	14.22	27.11	1.70	1.25	1.25	0.74	2,415	55
12-31-20	11.12	0.10	•	0.23	0.33	0.13	0.06	—	0.19	—	11.26	3.40	1.76	1.25	1.25	1.02	3,328	70
12-31-19	9.62	0.12	•	2.67	2.79	0.12	1.17	—	1.29	—	11.12	30.42	1.56	1.24	1.24	1.07	3,271	52
VY® Baron Growth Portfolio
Class ADV
06-30-24+	20.39	(0.04	)•	(0.69)	(0.73)	—	—	—	—	—	19.66	(3.58)	1.63	1.50	1.50	(0.35)	98,731	0
12-31-23	19.05	(0.09	)•	2.82	2.73	—	1.39	—	1.39	—	20.39	14.56	1.62	1.50	1.50	(0.47)	107,138	1
12-31-22	28.60	(0.10	)•	(6.63)	(6.73)	—	2.82	—	2.82	—	19.05	(23.90)	1.59	1.49	1.49	(0.46)	99,639	1
12-31-21	25.98	(0.22	)•	5.28	5.06	—	2.44	—	2.44	—	28.60	20.14	1.59	1.49	1.49	(0.82)	140,345	1
12-31-20	19.55	(0.17)		6.60	6.43	—	—	—	—	—	25.98	32.89	1.64	1.49	1.49	(0.80)	122,298	1
12-31-19	24.63	(0.07)		9.03	8.96	—	13.89	0.15	14.04	—	19.55	38.24	1.49	1.49	1.49	(0.40)	105,271	23
Class I
06-30-24+	26.60	0.02	•	(0.91)	(0.89)	—	—	—	—	—	25.71	(3.35)	1.13	1.00	1.00	0.15	112,276	0
12-31-23	24.36	0.01	•	3.62	3.63	—	1.39	—	1.39	—	26.60	15.10	1.12	1.00	1.00	0.03	126,519	1
12-31-22	35.40	0.01	•	(8.23)	(8.22)	—	2.82	—	2.82	—	24.36	(23.50)	1.09	0.99	0.99	0.03	122,511	1
12-31-21	31.49	(0.11	)•	6.46	6.35	—	2.44	—	2.44	—	35.40	20.73	1.09	0.99	0.99	(0.32)	177,254	1
12-31-20	23.58	(0.08)		7.99	7.91	—	—	—	—	—	31.49	33.55	1.14	0.99	0.99	(0.30)	164,347	1
12-31-19	27.41	0.01		10.20	10.21	—	13.89	0.15	14.04	—	23.58	38.97	0.99	0.99	0.99	0.04	147,370	23
Class R6
06-30-24+	26.64	0.02	•	(0.91)	(0.89)	—	—	—	—	—	25.75	(3.34)	0.99	0.99	0.99	0.15	35,935	0
12-31-23	24.39	0.01	•	3.63	3.64	—	1.39	—	1.39	—	26.64	15.12	0.99	0.99	0.99	0.05	41,144	1
12-31-22	35.44	0.02	•	(8.25)	(8.23)	—	2.82	—	2.82	—	24.39	(23.50)	0.98	0.98	0.98	0.06	38,747	1
12-31-21	31.52	(0.10	)•	6.46	6.36	—	2.44	—	2.44	—	35.44	20.74	0.97	0.97	0.97	(0.30)	50,410	1
12-31-20	23.60	(0.07)		7.99	7.92	—	—	—	—	—	31.52	33.56	0.99	0.99	0.99	(0.30)	44,926	1
12-31-19	27.43	0.04		10.17	10.21	—	13.89	0.15	14.04	—	23.60	38.94	0.99	0.99	0.99	0.20	33,764	23
Class S
06-30-24+	23.59	(0.01	)•	(0.81)	(0.82)	—	—	—	—	—	22.77	(3.48)	1.38	1.25	1.25	(0.11)	190,667	0
12-31-23	21.80	(0.05	)•	3.23	3.18	—	1.39	—	1.39	—	23.59	14.80	1.37	1.25	1.25	(0.22)	219,006	1
12-31-22	32.13	(0.05	)•	(7.46)	(7.51)	—	2.82	—	2.82	—	21.80	(23.69)	1.34	1.24	1.24	(0.21)	203,579	1
12-31-21	28.85	(0.17	)•	5.89	5.72	—	2.44	—	2.44	—	32.13	20.43	1.34	1.24	1.24	(0.57)	282,227	1
12-31-20	21.65	(0.13)		7.33	7.20	—	—	—	—	—	28.85	33.26	1.39	1.24	1.24	(0.55)	261,358	1
12-31-19	26.10	(0.03	)•	9.62	9.59	—	13.89	0.15	14.04	—	21.65	38.52	1.24	1.24	1.24	(0.10)	228,141	23
Class S2
06-30-24+	20.99	(0.03	)•	(0.72)	(0.75)	—	—	—	—	—	20.24	(3.57)	1.53	1.40	1.40	(0.25)	2,048	0
12-31-23	19.56	(0.08	)•	2.90	2.82	—	1.39	—	1.39	—	20.99	14.65	1.52	1.40	1.40	(0.37)	2,258	1
12-31-22	29.23	(0.08	)•	(6.77)	(6.85)	—	2.82	—	2.82	—	19.56	(23.79)	1.49	1.39	1.39	(0.36)	2,092	1
12-31-21	26.48	(0.21	)•	5.40	5.19	—	2.44	—	2.44	—	29.23	20.25	1.49	1.39	1.39	(0.73)	2,681	1

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® Baron Growth Portfolio (continued)
Class S2 (continued)
12-31-20	19.91	(0.15)		6.72	6.57	—	—	—	—	—	26.48	33.00	1.54	1.39	1.39	(0.69)	2,963	1
12-31-19	24.87	(0.45	)•	9.53	9.08	—	13.89	0.15	14.04	—	19.91	38.37	1.39	1.39	1.39	(1.58)	2,373	23
VY® Columbia Contrarian Core Portfolio
Class ADV
06-30-24+	11.99	0.01	•	1.93	1.94	—	—	—	—	—	13.93	16.18	1.49	1.21	1.21	0.20	41,702	22
12-31-23	14.21	0.02	•	3.95	3.97	0.27	5.92	—	6.19	—	11.99	31.36	1.54	1.21	1.20	0.18	32,297	46
12-31-22	21.12	0.03	•	(3.75)	(3.72)	0.01	3.18	—	3.19	—	14.21	(18.85)	1.46	1.22	1.22	0.15	23,018	50
12-31-21	19.23	0.00	*•	4.42	4.42	0.05	2.48	—	2.53	—	21.12	23.62	1.48	1.23	1.23	0.01	31,288	54
12-31-20	16.38	0.06		3.33	3.39	—	0.54	—	0.54	—	19.23	21.22	1.54	1.23	1.22	0.36	26,173	91
12-31-19	18.94	0.13	•	5.51	5.64	0.29	7.91	—	8.20	—	16.38	32.41	1.46	1.23	1.23	0.64	23,961	45
Class I
06-30-24+	14.22	0.05	•	2.28	2.33	—	—	—	—	—	16.55	16.39	0.99	0.71	0.71	0.70	8,307	22
12-31-23	15.87	0.10	•	4.49	4.59	0.32	5.92	—	6.24	—	14.22	32.09	1.04	0.71	0.71	0.67	7,078	46
12-31-22	23.19	0.12	•	(4.15)	(4.03)	0.11	3.18	—	3.29	—	15.87	(18.51)	0.96	0.72	0.72	0.64	5,731	50
12-31-21	20.88	0.12	•	4.81	4.93	0.14	2.48	—	2.62	—	23.19	24.23	0.98	0.73	0.73	0.52	157,468	54
12-31-20	17.67	0.15	•	3.61	3.76	0.01	0.54	—	0.55	—	20.88	21.79	1.04	0.73	0.72	0.80	129,553	91
12-31-19	20.01	0.25	•	5.84	6.09	0.52	7.91	—	8.43	—	17.67	33.05	0.96	0.73	0.73	1.14	8,548	45
Class S
06-30-24+	13.35	0.03	•	2.14	2.17	—	—	—	—	—	15.52	16.25	1.24	0.96	0.96	0.45	28,428	22
12-31-23	15.24	0.06	•	4.28	4.34	0.31	5.92	—	6.23	—	13.35	31.76	1.29	0.96	0.95	0.43	24,900	46
12-31-22	22.39	0.07	•	(3.98)	(3.91)	0.06	3.18	—	3.24	—	15.24	(18.64)	1.21	0.97	0.97	0.40	18,315	50
12-31-21	20.24	0.06	•	4.66	4.72	0.09	2.48	—	2.57	—	22.39	23.94	1.23	0.98	0.98	0.26	23,775	54
12-31-20	17.18	0.11		3.49	3.60	—	0.54	—	0.54	—	20.24	21.45	1.29	0.98	0.97	0.61	20,139	91
12-31-19	19.56	0.20	•	5.73	5.93	0.40	7.91	—	8.31	—	17.18	33.06	1.19	0.96	0.96	0.92	18,274	45
VY® Columbia Small Cap Value II Portfolio
Class ADV
06-30-24+	16.10	0.05	•	0.28	0.33	—	—	—	—	—	16.43	2.05	1.50	1.43	1.41	0.60	23,062	47
12-31-23	15.27	0.11	•	1.91	2.02	0.03	1.16	—	1.19	—	16.10	13.57	1.50	1.42	1.40	0.70	25,025	73
12-31-22	20.83	0.01	•	(2.85)	(2.84)	—	2.72	—	2.72	—	15.27	(14.12)	1.49	1.42	1.41	0.07	28,968	56
12-31-21	15.65	(0.02	)•	5.30	5.28	0.03	0.07	—	0.10	—	20.83	33.85	1.47	1.42	1.42	(0.10)	39,427	56
12-31-20	15.06	0.03		1.17	1.20	0.05	0.56	—	0.61	—	15.65	9.28	1.51	1.42	1.41	0.18	24,162	47
12-31-19	14.42	0.05		2.67	2.72	0.01	2.07	—	2.08	—	15.06	19.88	1.41	1.38	1.37	0.27	25,615	25
Class I
06-30-24+	16.98	0.09	•	0.30	0.39	—	—	—	—	—	17.37	2.30	1.00	0.93	0.91	1.08	34,973	47
12-31-23	16.07	0.20	•	2.01	2.21	0.14	1.16	—	1.30	—	16.98	14.13	1.00	0.92	0.90	1.23	49,605	73
12-31-22	21.71	0.11	•	(2.98)	(2.87)	0.05	2.72	—	2.77	—	16.07	(13.67)	0.99	0.92	0.91	0.59	43,765	56
12-31-21	16.27	0.07	•	5.53	5.60	0.09	0.07	—	0.16	—	21.71	34.52	0.97	0.92	0.92	0.37	45,424	56
12-31-20	15.65	0.10		1.22	1.32	0.14	0.56	—	0.70	—	16.27	9.89	1.01	0.92	0.91	0.68	34,277	47
12-31-19	14.94	0.13		2.76	2.89	0.11	2.07	—	2.18	—	15.65	20.42	0.91	0.88	0.87	0.79	36,201	25
Class R6
06-30-24+	17.02	0.10	•	0.29	0.39	—	—	—	—	—	17.41	2.29	0.90	0.87	0.86	1.16	8,040	47
12-31-23	16.10	0.21	•	2.02	2.23	0.15	1.16	—	1.31	—	17.02	14.23	0.89	0.86	0.84	1.28	8,338	73
12-31-22	21.74	0.12	•	(2.98)	(2.86)	0.06	2.72	—	2.78	—	16.10	(13.62)	0.89	0.86	0.85	0.65	9,533	56
12-31-21	16.29	0.10	•	5.51	5.61	0.09	0.07	—	0.16	—	21.74	34.57	0.89	0.86	0.86	0.49	12,560	56
12-31-20	15.66	0.10		1.23	1.33	0.14	0.56	—	0.70	—	16.29	9.94	0.91	0.88	0.87	0.71	6,983	47
12-31-19	14.94	0.12		2.78	2.90	0.11	2.07	—	2.18	—	15.66	20.48	0.91	0.88	0.87	0.81	6,701	25

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® Columbia Small Cap Value II Portfolio (continued)
Class S
06-30-24+	16.89	0.07	•	0.29	0.36	—		—	—	—	—	17.25	2.13	1.25	1.18	1.16	0.85	63,322	47
12-31-23	15.98	0.15	•	2.01	2.16	0.09		1.16	—	1.25	—	16.89	13.85	1.25	1.17	1.15	0.96	69,044	73
12-31-22	21.61	0.06	•	(2.97)	(2.91)	0.00	*	2.72	—	2.72	—	15.98	(13.91)	1.24	1.17	1.16	0.32	72,207	56
12-31-21	16.20	0.02	•	5.51	5.53	0.05		0.07	—	0.12	—	21.61	34.22	1.22	1.17	1.17	0.12	96,978	56
12-31-20	15.58	0.07		1.20	1.27	0.09		0.56	—	0.65	—	16.20	9.54	1.26	1.17	1.16	0.42	82,438	47
12-31-19	14.86	0.09		2.76	2.85	0.06		2.07	—	2.13	—	15.58	20.21	1.16	1.13	1.12	0.53	89,702	25
Class S2
06-30-24+	16.11	0.06	•	0.28	0.34	—		—	—	—	—	16.45	2.11	1.40	1.33	1.31	0.70	1,642	47
12-31-23	15.30	0.13	•	1.91	2.04	0.07		1.16	—	1.23	—	16.11	13.70	1.40	1.32	1.30	0.82	1,712	73
12-31-22	20.85	0.03		(2.86)	(2.83)	—		2.72	—	2.72	—	15.30	(14.06)	1.39	1.32	1.31	0.17	1,597	56
12-31-21	15.65	0.00	*	5.30	5.30	0.03		0.07	—	0.10	—	20.85	33.96	1.37	1.32	1.32	(0.01)	1,856	56
12-31-20	15.02	0.05		1.18	1.23	0.04		0.56	—	0.60	—	15.65	9.45	1.41	1.32	1.31	0.27	1,446	47
12-31-19	14.40	0.05	•	2.67	2.72	0.03		2.07	—	2.10	—	15.02	19.95	1.31	1.28	1.27	0.34	1,671	25
VY® Invesco Comstock Portfolio
Class ADV
06-30-24+	19.94	0.14	•	1.51	1.65	—		—	—	—	—	21.59	8.27	1.30	1.20	1.20	1.35	31,105	8
12-31-23	20.74	0.28	•	2.03	2.31	0.30		2.81	—	3.11	—	19.94	11.70	1.29	1.20	1.20	1.36	30,757	19
12-31-22	21.05	0.26	•	(0.24)	0.02	0.28		0.05	—	0.33	—	20.74	0.12	1.28	1.20	1.20	1.27	33,953	22
12-31-21	16.05	0.21	•	5.03	5.24	0.24		—	—	0.24	—	21.05	32.69	1.29	1.20	1.20	1.06	34,649	31
12-31-20	17.01	0.25		(0.46)	(0.21)	0.30		0.45	—	0.75	—	16.05	(0.74)	1.33	1.27	1.27	1.71	28,434	64
12-31-19	17.39	0.30	•	3.74	4.04	0.41		4.01	—	4.42	—	17.01	24.86	1.25	1.23	1.23	1.60	31,202	25
Class I
06-30-24+	20.17	0.19	•	1.53	1.72	—		—	—	—	—	21.89	8.53	0.80	0.70	0.70	1.81	104,238	8
12-31-23	20.94	0.38	•	2.06	2.44	0.40		2.81	—	3.21	—	20.17	12.25	0.79	0.70	0.70	1.87	134,901	19
12-31-22	21.25	0.37	•	(0.25)	0.12	0.38		0.05	—	0.43	—	20.94	0.63	0.78	0.70	0.70	1.74	141,023	22
12-31-21	16.20	0.31	•	5.09	5.40	0.35		—	—	0.35	—	21.25	33.33	0.79	0.70	0.70	1.58	178,856	31
12-31-20	17.19	0.32	•	(0.46)	(0.14)	0.40		0.45	—	0.85	—	16.20	(0.22)	0.83	0.77	0.77	2.25	114,569	64
12-31-19	17.52	0.40	•	3.78	4.18	0.50		4.01	—	4.51	—	17.19	25.51	0.75	0.73	0.73	2.09	203,510	25
Class S
06-30-24+	20.21	0.17	•	1.52	1.69	—		—	—	—	—	21.90	8.36	1.05	0.95	0.95	1.61	92,036	8
12-31-23	20.97	0.33	•	2.07	2.40	0.35		2.81	—	3.16	—	20.21	12.03	1.04	0.95	0.95	1.62	88,857	19
12-31-22	21.28	0.32	•	(0.25)	0.07	0.33		0.05	—	0.38	—	20.97	0.38	1.03	0.95	0.95	1.53	87,056	22
12-31-21	16.23	0.26	•	5.09	5.35	0.30		—	—	0.30	—	21.28	32.96	1.04	0.95	0.95	1.31	81,485	31
12-31-20	17.18	0.31		(0.48)	(0.17)	0.33		0.45	—	0.78	—	16.23	(0.47)	1.08	1.02	1.02	1.97	63,320	64
12-31-19	17.51	0.36	•	3.77	4.13	0.45		4.01	—	4.46	—	17.18	25.24	1.00	0.98	0.98	1.88	73,675	25
VY® Invesco Equity and Income Portfolio
Class ADV
06-30-24+	40.72	0.33	•	1.72	2.05	—		—	—	—	—	42.77	5.04	1.23	1.14	1.14	1.58	40,777	59
12-31-23	40.03	0.62	•	3.15	3.77	0.73		2.35	—	3.08	—	40.72	9.71	1.22	1.14	1.14	1.55	40,401	144
12-31-22	51.71	0.54	•	(4.68)	(4.14)	0.54		7.00	—	7.54	—	40.03	(8.07)	1.22	1.14	1.14	1.20	43,412	136
12-31-21	44.76	0.36	•	7.69	8.05	0.50		0.60	—	1.10	—	51.71	18.03	1.21	1.14	1.14	0.73	49,436	127
12-31-20	43.36	0.58		3.25	3.83	0.59		1.84	—	2.43	—	44.76	9.62	1.21	1.14	1.14	1.34	42,053	90
12-31-19	38.95	0.62	•	6.82	7.44	0.68		2.35	—	3.03	—	43.36	19.50	1.17	1.14	1.14	1.47	44,825	143
Class I
06-30-24+	41.73	0.45	•	1.77	2.22	—		—	—	—	—	43.95	5.32	0.73	0.64	0.64	2.08	402,967	59
12-31-23	40.95	0.84	•	3.23	4.07	0.94		2.35	—	3.29	—	41.73	10.25	0.72	0.64	0.64	2.05	419,320	144
12-31-22	52.69	0.78	•	(4.77)	(3.99)	0.75		7.00	—	7.75	—	40.95	(7.60)	0.72	0.64	0.64	1.69	423,188	136

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® Invesco Equity and Income Portfolio (continued)
Class I (continued)
12-31-21	45.58	0.62	•	7.83	8.45	0.74	0.60	—	1.34	—	52.69	18.60	0.71	0.64	0.64	1.23	502,445	127
12-31-20	44.08	0.80		3.34	4.14	0.80	1.84	—	2.64	—	45.58	10.18	0.71	0.64	0.64	1.84	467,994	90
12-31-19	39.54	0.85	•	6.94	7.79	0.90	2.35	—	3.25	—	44.08	20.10	0.67	0.64	0.64	1.97	484,839	143
Class S
06-30-24+	41.32	0.39	•	1.76	2.15	—	—	—	—	—	43.47	5.20	0.98	0.89	0.89	1.83	305,936	59
12-31-23	40.58	0.73	•	3.19	3.92	0.83	2.35	—	3.18	—	41.32	9.97	0.97	0.89	0.89	1.80	316,937	144
12-31-22	52.29	0.66	•	(4.73)	(4.07)	0.64	7.00	—	7.64	—	40.58	(7.83)	0.97	0.89	0.89	1.44	346,982	136
12-31-21	45.24	0.49	•	7.77	8.26	0.61	0.60	—	1.21	—	52.29	18.31	0.96	0.89	0.89	0.97	437,821	127
12-31-20	43.79	0.70		3.28	3.98	0.69	1.84	—	2.53	—	45.24	9.88	0.96	0.89	0.89	1.59	436,888	90
12-31-19	39.30	0.74	•	6.88	7.62	0.78	2.35	—	3.13	—	43.79	19.80	0.92	0.89	0.89	1.72	473,465	143
Class S2
06-30-24+	40.48	0.35	•	1.72	2.07	—	—	—	—	—	42.55	5.12	1.13	1.02	1.02	1.70	241,538	59
12-31-23	39.81	0.66	•	3.13	3.79	0.77	2.35	—	3.12	—	40.48	9.83	1.12	1.02	1.02	1.67	250,871	144
12-31-22	51.45	0.59	•	(4.65)	(4.06)	0.58	7.00	—	7.58	—	39.81	(7.95)	1.12	1.02	1.02	1.31	265,672	136
12-31-21	44.52	0.42	•	7.64	8.06	0.53	0.60	—	1.13	—	51.45	18.17	1.11	1.02	1.02	0.84	320,526	127
12-31-20	43.13	0.63		3.23	3.86	0.63	1.84	—	2.47	—	44.52	9.76	1.11	1.02	1.02	1.46	308,786	90
12-31-19	38.75	0.67	•	6.78	7.45	0.72	2.35	—	3.07	—	43.13	19.63	1.07	1.02	1.02	1.59	328,815	143
VY® JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-24+	14.29	0.05	•	0.47	0.52	—	—	—	—	—	14.81	3.64	1.51	1.36	1.36	0.66	74,483	8
12-31-23	14.51	0.09	•	1.33	1.42	0.12	1.52	—	1.64	—	14.29	10.28	1.51	1.35	1.35	0.62	75,703	10
12-31-22	19.24	0.11	•	(1.76)	(1.65)	0.11	2.97	—	3.08	—	14.51	(8.84)	1.50	1.38	1.38	0.64	79,578	13
12-31-21	15.51	0.05	•	4.43	4.48	0.05	0.70	—	0.75	—	19.24	29.15	1.49	1.38	1.38	0.28	93,649	22
12-31-20	17.15	0.09		(0.33)	(0.24)	0.11	1.29	—	1.40	—	15.51	0.08	1.51	1.38	1.38	0.58	79,036	18
12-31-19	15.74	0.12		3.74	3.86	0.12	2.33	—	2.45	—	17.15	25.81	1.39	1.39	1.39	0.71	89,967	9
Class I
06-30-24+	15.08	0.09	•	0.49	0.58	—	—	—	—	—	15.66	3.85	1.01	0.86	0.86	1.14	79,803	8
12-31-23	15.21	0.17	•	1.41	1.58	0.19	1.52	—	1.71	—	15.08	10.89	1.01	0.85	0.85	1.11	97,398	10
12-31-22	20.00	0.20	•	(1.83)	(1.63)	0.19	2.97	—	3.16	—	15.21	(8.39)	1.00	0.88	0.88	1.13	107,243	13
12-31-21	16.09	0.15	•	4.60	4.75	0.14	0.70	—	0.84	—	20.00	29.79	0.99	0.88	0.88	0.77	138,540	22
12-31-20	17.72	0.17		(0.33)	(0.16)	0.18	1.29	—	1.47	—	16.09	0.55	1.01	0.88	0.88	1.08	124,709	18
12-31-19	16.18	0.22		3.86	4.08	0.21	2.33	—	2.54	—	17.72	26.46	0.89	0.89	0.89	1.21	150,535	9
Class S
06-30-24+	14.78	0.07	•	0.49	0.56	—	—	—	—	—	15.34	3.79	1.26	1.11	1.11	0.91	131,463	8
12-31-23	14.95	0.13	•	1.37	1.50	0.15	1.52	—	1.67	—	14.78	10.54	1.26	1.10	1.10	0.87	138,590	10
12-31-22	19.72	0.15	•	(1.80)	(1.65)	0.15	2.97	—	3.12	—	14.95	(8.62)	1.25	1.13	1.13	0.89	153,670	13
12-31-21	15.87	0.10	•	4.54	4.64	0.09	0.70	—	0.79	—	19.72	29.51	1.24	1.13	1.13	0.53	188,813	22
12-31-20	17.51	0.13		(0.33)	(0.20)	0.15	1.29	—	1.44	—	15.87	0.28	1.26	1.13	1.13	0.83	169,728	18
12-31-19	16.01	0.17		3.82	3.99	0.16	2.33	—	2.49	—	17.51	26.21	1.14	1.14	1.14	0.96	200,304	9
Class S2
06-30-24+	14.26	0.06	•	0.47	0.53	—	—	—	—	—	14.79	3.72	1.41	1.26	1.26	0.76	791	8
12-31-23	14.48	0.10	•	1.33	1.43	0.13	1.52	—	1.65	—	14.26	10.42	1.41	1.25	1.25	0.73	776	10
12-31-22	19.17	0.13	•	(1.77)	(1.64)	0.08	2.97	—	3.05	—	14.48	(8.82)	1.40	1.28	1.28	0.73	718	13
12-31-21	15.47	0.08	•	4.41	4.49	0.09	0.70	—	0.79	—	19.17	29.29	1.39	1.28	1.28	0.43	1,996	22
12-31-20	17.10	0.11		(0.33)	(0.22)	0.12	1.29	—	1.41	—	15.47	0.18	1.41	1.28	1.28	0.69	1,340	18
12-31-19	15.69	0.14	•	3.73	3.87	0.13	2.33	—	2.46	—	17.10	25.96	1.29	1.29	1.29	0.81	1,782	9

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-24+	8.07	(0.03	)•	0.66	0.63	—		—	—	—	—	8.70	7.81	1.36	1.29	1.29	(0.63)	67,972	16
12-31-23	6.72	(0.03	)•	1.39	1.36	—		0.01	—	0.01	—	8.07	20.30	1.37	1.28	1.28	(0.47)	64,561	45
12-31-22	12.43	(0.04	)•	(2.84)	(2.88)	—		2.83	—	2.83	—	6.72	(24.63)	1.36	1.28	1.28	(0.45)	53,242	29
12-31-21	13.16	(0.12	)•	1.84	1.72	—		2.45	—	2.45	—	12.43	13.24	1.34	1.30	1.30	(0.91)	76,149	31
12-31-20	11.00	(0.05)		3.27	3.22	0.01		1.05	—	1.06	—	13.16	31.26	1.37	1.30	1.30	(0.49)	64,622	53
12-31-19	9.08	(0.03)		3.26	3.23	0.03		1.28	—	1.31	—	11.00	36.56	1.27	1.27	1.27	(0.28)	90,526	16
Class I
06-30-24+	10.34	(0.01	)•	0.86	0.85	—		—	—	—	—	11.19	8.22	0.86	0.79	0.79	(0.13)	838,752	16
12-31-23	8.56	0.00	*•	1.79	1.79	0.00	*	0.01	—	0.01	—	10.34	20.96	0.87	0.78	0.78	0.03	836,627	45
12-31-22	14.82	0.00	*•	(3.43)	(3.43)	—		2.83	—	2.83	—	8.56	(24.34)	0.86	0.78	0.78	0.05	841,674	29
12-31-21	15.20	(0.06	)•	2.13	2.07	0.00	*	2.45	—	2.45	—	14.82	13.80	0.84	0.80	0.80	(0.41)	1,214,371	31
12-31-20	12.50	(0.01	)•	3.77	3.76	0.01		1.05	—	1.06	—	15.20	31.84	0.87	0.80	0.80	(0.07)	1,179,581	53
12-31-19	10.14	0.03	•	3.65	3.68	0.04		1.28	—	1.32	—	12.50	37.20	0.77	0.77	0.77	0.21	985,213	16
Class R6
06-30-24+	10.37	(0.01	)•	0.85	0.84	—		—	—	—	—	11.21	8.10	0.77	0.76	0.76	(0.09)	135,727	16
12-31-23	8.58	0.01	•	1.79	1.80	0.00	*	0.01	—	0.01	—	10.37	21.03	0.77	0.75	0.75	0.07	109,932	45
12-31-22	14.84	0.01	•	(3.44)	(3.43)	—		2.83	—	2.83	—	8.58	(24.31)	0.77	0.75	0.75	0.08	89,811	29
12-31-21	15.22	(0.06	)•	2.13	2.07	—		2.45	—	2.45	—	14.84	13.80	0.76	0.76	0.76	(0.37)	118,927	31
12-31-20	12.51	(0.01)		3.78	3.77	0.01		1.05	—	1.06	—	15.22	31.90	0.77	0.77	0.77	(0.13)	109,585	53
12-31-19	10.14	0.02		3.67	3.69	0.04		1.28	—	1.32	—	12.51	37.31	0.77	0.77	0.77	0.24	30,761	16
Class S
06-30-24+	9.43	(0.02	)•	0.77	0.75	—		—	—	—	—	10.18	7.95	1.11	1.04	1.04	(0.38)	28,940	16
12-31-23	7.83	(0.02	)•	1.63	1.61	—		0.01	—	0.01	—	9.43	20.62	1.12	1.03	1.03	(0.22)	28,114	45
12-31-22	13.88	(0.02	)•	(3.20)	(3.22)	—		2.83	—	2.83	—	7.83	(24.47)	1.11	1.03	1.03	(0.22)	26,887	29
12-31-21	14.40	(0.10	)•	2.03	1.93	—		2.45	—	2.45	—	13.88	13.58	1.09	1.05	1.05	(0.66)	45,922	31
12-31-20	11.93	(0.03)		3.56	3.53	0.01		1.05	—	1.06	—	14.40	31.42	1.12	1.05	1.05	(0.30)	49,415	53
12-31-19	9.74	0.00	*•	3.50	3.50	0.03		1.28	—	1.31	—	11.93	36.88	1.02	1.02	1.02	(0.04)	47,101	16
Class S2
06-30-24+	8.21	(0.02	)•	0.68	0.66	—		—	—	—	—	8.87	8.04	1.26	1.19	1.19	(0.52)	2,842	16
12-31-23	6.83	(0.03	)•	1.42	1.39	—		0.01	—	0.01	—	8.21	20.42	1.27	1.18	1.18	(0.37)	2,614	45
12-31-22	12.57	(0.04	)•	(2.87)	(2.91)	—		2.83	—	2.83	—	6.83	(24.60)	1.26	1.18	1.18	(0.41)	2,207	29
12-31-21	13.28	(0.11	)•	1.85	1.74	—		2.45	—	2.45	—	12.57	13.28	1.24	1.20	1.20	(0.82)	5,903	31
12-31-20	11.08	(0.05)		3.31	3.26	0.01		1.05	—	1.06	—	13.28	31.40	1.27	1.20	1.20	(0.46)	6,833	53
12-31-19	9.13	(0.02)		3.28	3.26	0.03		1.28	—	1.31	—	11.08	36.69	1.17	1.17	1.17	(0.18)	5,586	16
VY® T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-24+	69.78	(0.27	)•	14.65	14.38	—		—	—	—	—	84.16	20.61	1.31	1.22	1.22	(0.71)	320,264	17
12-31-23	48.66	(0.41	)•	22.77	22.36	—		1.24	—	1.24	—	69.78	46.18	1.31	1.21	1.21	(0.67)	283,595	34
12-31-22	102.35	(0.54	)•	(38.71)	(39.25)	—		14.44	—	14.44	—	48.66	(40.93)	1.30	1.23	1.23	(0.81)	210,945	30
12-31-21	93.76	(0.92	)•	19.06	18.14	—		9.55	—	9.55	—	102.35	19.54	1.30	1.23	1.23	(0.91)	394,504	28
12-31-20	71.90	(0.61)		25.93	25.32	—		3.46	—	3.46	—	93.76	36.00	1.31	1.23	1.23	(0.75)	362,950	36
12-31-19	70.96	(0.31)		20.51	20.20	—		19.26	—	19.26	—	71.90	30.15	1.23	1.21	1.21	(0.43)	302,258	26
Class I
06-30-24+	85.11	(0.10	)•	17.89	17.79	—		—	—	—	—	102.90	20.91	0.81	0.72	0.72	(0.21)	1,186,859	17
12-31-23	58.86	(0.12	)•	27.61	27.49	—		1.24	—	1.24	—	85.11	46.89	0.81	0.71	0.71	(0.17)	1,110,625	34
12-31-22	119.12	(0.24	)•	(45.58)	(45.82)	—		14.44	—	14.44	—	58.86	(40.66)	0.80	0.73	0.73	(0.31)	957,701	30
12-31-21	107.26	(0.48	)•	21.89	21.41	—		9.55	—	9.55	—	119.12	20.15	0.80	0.73	0.73	(0.41)	1,742,542	28

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® T. Rowe Price Growth Equity Portfolio (continued)
Class I (continued)
12-31-20	81.43	(0.24)		29.53	29.29	—	3.46	—	3.46	—	107.26	36.68	0.81	0.73	0.73	(0.25)	1,506,472	36
12-31-19	78.04	0.07		22.75	22.82	0.17	19.26	—	19.43	—	81.43	30.83	0.73	0.71	0.71	0.07	1,290,657	26
Class S
06-30-24+	77.57	(0.20	)•	16.29	16.09	—	—	—	—	—	93.66	20.75	1.06	0.97	0.97	(0.46)	65,074	17
12-31-23	53.85	(0.28	)•	25.24	24.96	—	1.24	—	1.24	—	77.57	46.55	1.06	0.96	0.96	(0.42)	54,637	34
12-31-22	110.92	(0.41	)•	(42.22)	(42.63)	—	14.44	—	14.44	—	53.85	(40.81)	1.05	0.98	0.98	(0.56)	39,165	30
12-31-21	100.68	(0.72	)•	20.51	19.79	—	9.55	—	9.55	—	110.92	19.85	1.05	0.98	0.98	(0.66)	72,845	28
12-31-20	76.79	(0.42	)•	27.77	27.35	—	3.46	—	3.46	—	100.68	36.36	1.06	0.98	0.98	(0.50)	74,335	36
12-31-19	74.54	(0.15	)•	21.66	21.51	—	19.26	—	19.26	—	76.79	30.47	0.98	0.96	0.96	(0.18)	65,359	26
Class S2
06-30-24+	72.33	(0.24	)•	15.19	14.95	—	—	—	—	—	87.28	20.67	1.21	1.12	1.12	(0.61)	6,064	17
12-31-23	50.36	(0.36	)•	23.57	23.21	—	1.24	—	1.24	—	72.33	46.30	1.21	1.11	1.11	(0.57)	5,487	34
12-31-22	105.14	(0.49	)•	(39.85)	(40.34)	—	14.44	—	14.44	—	50.36	(40.88)	1.20	1.13	1.13	(0.71)	3,544	30
12-31-21	95.99	(0.85	)•	19.55	18.70	—	9.55	—	9.55	—	105.14	19.68	1.20	1.13	1.13	(0.81)	6,338	28
12-31-20	73.47	(0.51	)•	26.49	25.98	—	3.46	—	3.46	—	95.99	36.13	1.21	1.13	1.13	(0.64)	5,735	36
12-31-19	72.10	(0.27	)•	20.90	20.63	—	19.26	—	19.26	—	73.47	30.27	1.13	1.11	1.11	(0.33)	9,074	26

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Ratios do not include expenses of the Underlying Funds.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-seven active separate investment series. The twelve series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Global Bond Portfolio (“Global Bond”), Voya Global Insights Portfolio (“Global Insights”), Voya International High Dividend Low Volatility Portfolio (“International High Dividend Low Volatility”), VY® American Century Small-Mid Cap Value Portfolio (“American Century Small-Mid Cap Value”), VY® Baron Growth Portfolio (“Baron Growth”), VY® Columbia Contrarian Core Portfolio (“Columbia Contrarian Core”), VY® Columbia Small Cap Value II Portfolio (“Columbia Small Cap Value II”), VY® Invesco Comstock Portfolio (“Invesco Comstock”), VY® Invesco Equity and Income Portfolio (“Invesco Equity and Income”), VY® JPMorgan Mid Cap Value Portfolio (“JPMorgan Mid Cap Value”), VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (“T. Rowe Price Diversified Mid Cap Growth”) and VY® T. Rowe Price Growth Equity Portfolio (“T. Rowe Price Growth Equity”). Each Portfolio is a diversified series of the Company, except T. Rowe Price Growth Equity, which is non-diversified. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocated to each class. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Global Bond and International High Dividend Low Volatility. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to

determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by Global Bond. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by Invesco Comstock, Invesco Equity and Income, JPMorgan Mid Cap Value, T. Rowe Price Diversified Mid Cap Growth and T. Rowe Price Growth Equity. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with GAAP for investment companies. Actual results could differ from these estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S.

dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase the Portfolios’ exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2024, the maximum amount of loss that Global Bond, Invesco Comstock and Invesco Equity and Income would incur if the counterparties to its derivative transactions failed to perform would be $308,830, $42,660 and $146,910 respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts, forward premium swaptions and purchased options were they to be unwound as of June 30, 2024. There was no cash collateral received by any Portfolio at June 30, 2024.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2024, Global Bond, Invesco Comstock and Invesco Equity and Income had a liability position of $1,029,369, $5,152 and $29,194 respectively, on open forward foreign currency contracts, forward premium

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

swaptions, OTC interest rate swaps, OTC volatility swaps and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2024, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2024, Global Bond had pledged $424,800 in cash collateral for open OTC derivatives transactions with its respective counterparties. There was no cash collateral pledged by any other Portfolio at June 30, 2024.

As of June 30, 2024, American Century Small-Mid Cap Value had not entered into any Master Agreements.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.

During the period ended June 30, 2024, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. There were no open forward foreign currency for Global Insights at June 30, 2024.

	Buy	Sell
Global Bond	$69,103,307	$27,773,621
Global Insights	2,618,465	—
American Century Small-Mid Cap Value	190,173	17,116,608
Invesco Comstock	99,744	6,772,221
Invesco Equity and Income	14,769,978	34,895,935

I. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date.

A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2024, Global Bond and Invesco Equity and Income had purchased (Global Bond only) and sold futures contracts on various notes and bonds as part of their respective duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2024, Global Bond and Invesco Equity and Income had an average notional value on futures contracts purchased and sold as disclosed below. Please refer to the table within the Portfolio of Investments for open futures contracts at June 30, 2024.

	Purchased	Sold
Global Bond	$36,716,462	$7,317,817
Invesco Equity and Income	—	3,192,948

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

At June 30, 2024, Invesco Equity and Income had pledged U.S. Treasury Bills with an original par value of $100,000 as collateral for open futures contracts.

J. Securities Lending. Each Portfolio may temporarily loan up to 33 1⁄3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

K. Restricted Securities. The Portfolios may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

L. Delayed-Delivery and When-Issued Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolios’ Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2024, Global Bond pledged $11,000 in cash collateral for open when-issued or delayed-delivery transactions.

M. Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

N. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2024, Global Bond had purchased and written interest rate swaptions with an average notional value of $11,085,382 and $12,321,588, respectively, to gain additional exposure to interest rates and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written interest swaptions at June 30, 2024.

During the period ended June 30, 2024, Global Bond had purchased and written foreign currency options with an average notional value of $7,718,020 and $4,292,431, respectively, to gain exposure to foreign currencies and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written foreign currency options at June 30, 2024.

During the period ended June 30, 2024, Global Bond had purchased and written forward premium swaptions with an average notional value of $5,737,575 and $3,823,530, respectively, to manage duration and yield curve exposures and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written forward premium swaptions at June 30, 2024.

During the period ended June 30, 2024, Global Bond had purchased and written exchange-traded options with an average notional value of $29,646,815 and $29,646,815, respectively, to manage duration and yield curve exposures and to generate income. Please refer to the tables following the Portfolios of Investments for open purchased and written exchange-traded options at June 30, 2024.

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

During the period ended June 30, 2024, Global Bond sold credit protection on credit default swap indices (“CDX”) with an average notional amount of $1,100,000 to gain exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. There were no open credit default swaps to sell protection at June 30, 2024.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended June 30, 2024, Global Bond had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $24,456,986.

For the period ended June 30, 2024, Global Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $63,997,776.

Global Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for Global Bond for open centrally cleared interest rate swaps at June 30, 2024.

At June 30, 2024, Global Bond had pledged $1,385,000 in cash collateral for open centrally cleared swaps.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

During the period ended June 30, 2024, Global Bond had entered into receiver volatility swaps on foreign currencies with an average notional amount of $38,500. Please refer to the tables within the Portfolio of Investments for open volatility swaps at June 30, 2024.

Total Return Swap Contracts. Certain Portfolios may enter into total return swaps. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio’s use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the period ended June 30, 2024, Global Bond did not enter into any total returns swaps.

P. Equity-Linked Notes. Invesco Equity and Income invests in equity-linked notes. Equity-linked notes are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income earned from equity-linked notes is recorded as Interest

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

income in the Statements of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The Portfolio records the net change in the fair value of the equity-linked note on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. The Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the equity-linked note. The risks of investing in equity-linked notes include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked notes and the appreciation potential may be limited. Equity-linked notes may be more volatile and less liquid than other investments held by the Portfolio. Please refer to the Portfolio of Investments for open equity-linked notes at June 30, 2024.

Q. Structured Notes. Global Bond and Invesco Equity and Income invest in structured notes whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these notes may be ’structured’ by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these notes will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured note on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured note. There were no structured notes for either Global Bond and Invesco Equity and Income at June 30, 2024.

R. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2024, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
Global Bond	$21,442,642	$24,553,631
Global Insights	871,093,454	978,245,590
International High Dividend Low Volatility	110,645,009	130,706,045
American Century Small-Mid Cap Value	74,893,922	97,050,955
Baron Growth	1,052,200	43,257,826
Columbia Contrarian Core	18,205,392	14,826,900
Columbia Small Cap Value II	67,482,305	95,379,566
Invesco Comstock	19,284,648	69,922,017
Invesco Equity and Income	88,000,401	165,717,845
JPMorgan Mid Cap Value	23,681,503	58,138,780
T. Rowe Price Diversified Mid Cap Growth	172,413,572	225,065,700
T. Rowe Price Growth Equity	251,287,073	468,321,099

U.S. government securities not included above were as follows:

	Purchases	Sales
Global Bond	$53,832,956	$54,040,186

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Global Bond(1)	0.600% on the first $4 billion;
0.575% on the next $1 billion;
0.550% on the next $1 billion;
0.530% on assets over $6 billion
Global Insights(1)	0.70% on the first $3 billion;
0.68% on the next $1 billion;
0.67% on the next $4 billion;
0.66% thereafter
International High Dividend Low Volatility	0.60% on all assets
American Century Small-Mid Cap Value	0.91% on all assets
Baron Growth	0.950% on the first $1 billion;
0.925% on the next $1 billion;
0.900% on assets over $2 billion
Columbia Contrarian Core(1)	0.90% on the first $500 million;
0.85% on the next $500 million;
0.80% on assets over $1 billion
Columbia Small Cap Value II(1)	0.85% on all assets

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Invesco Comstock	0.70% on all assets
Invesco Equity and Income(1)	0.65% on the first $750 million;
0.63% on the next $250 million;
0.61% on assets over $1 billion
JPMorgan Mid Cap Value(1)	0.85% on the first $500 million;
0.75% on the next $500 million;
0.70% on assets over $1 billion
T. Rowe Price Diversified Mid Cap Growth(2)	0.74% on all assets
T. Rowe Price Growth Equity(1)	0.70% on all assets

(1)	The Investment Adviser is contractually obligated to waive 0.003%, 0.05%, 0.048%, 0.027%, 0.01%, 0.025%, and 0.039% of the management fee for Global Bond, Global Insights, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Equity and Income, JPMorgan Mid Cap Value, and T. Rowe Price Growth Equity, respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(2)	Effective May 1, 2024, the Board approved the expiration of the 0.02% management fee waiver for T. Rowe Price Diversified Mid Cap Growth. Prior to May 1, 2024, the Investment Adviser was contractually obligated to waive 0.02% of the management fee. Any fees waived or reimbursed were not eligible for recoupment.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Global Bond, Global Insights & International High Dividend Low Volatility	Voya Investment Management Co. LLC*
American Century Small-Mid Cap Value	American Century Investment Management, Inc.
Baron Growth	BAMCO, Inc.
Columbia Contrarian Core & Columbia Small Cap Value II	Columbia Management Investment Advisers, LLC
Invesco Comstock & Invesco Equity and Income	Invesco Advisers, Inc.
JPMorgan Mid Cap Value	J.P. Morgan Investment Management Inc.
T. Rowe Price Diversified Mid Cap Growth & T. Rowe Price Growth Equity	T. Rowe Price Associates, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of each respective Portfolio have a plan of distribution (the “Plan”), whereby the

Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and a Portfolio makes payments at an annual rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.02% of the distribution fee for Class S2 shares of Invesco Equity and Income. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Class ADV, Class S and Class S2 shares are further subject to a shareholder servicing fee payable to shareholder organizations pursuant to the shareholder servicing plan adopted for Class ADV, Class S and Class S2 shares which shall not exceed an annual rate of 0.25% of the average daily net assets of each class, respectively.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Global Bond	5.27%
	Global Insights	7.83
	Invesco Comstock	6.76
	T. Rowe Price Diversified Mid Cap Growth	11.63
Security Life of Denver Insurance Company	Global Bond	11.62
	Columbia Small Cap Value II	6.54
	Invesco Comstock	6.04
	T. Rowe Price Diversified Mid Cap Growth	5.17

Voya Institutional Trust Company	Global Bond	14.16
	Global Insights	11.21
	International High Dividend Low Volatility	7.91
	American Century Small-Mid Cap Value	49.71
	Baron Growth	34.70
	Columbia Contrarian Core	54.74
	Columbia Small Cap Value II	18.82
	Invesco Comstock	13.68
	JPMorgan Mid Cap Value	31.96
	T. Rowe Price Diversified Mid Cap Growth	9.96
	T. Rowe Price Growth Equity	30.56
Voya Retirement Insurance and Annuity Company	Global Bond	66.92
	Global Insights	70.03
	International High Dividend Low Volatility	26.10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
	American Century Small-Mid Cap Value	47.79
	Baron Growth	59.21
	Columbia Contrarian Core	40.21
	Columbia Small Cap Value II	28.31
	Invesco Comstock	44.99
	Invesco Equity and Income	37.37
	JPMorgan Mid Cap Value	36.77
	T. Rowe Price Diversified Mid Cap Growth	63.94
	T. Rowe Price Growth Equity	61.42
Voya Solution 2035 Portfolio	Invesco Comstock	5.25
Voya Solution 2045 Portfolio	Invesco Comstock	6.19
Voya Solution Moderately Aggressive Portfolio	Invesco Comstock	6.27

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2024, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Global Insights	$664,543
International High Dividend Low Volatility	126,828
American Century Small-Mid Cap Value	273,868
Baron Growth	296,125
Columbia Small Cap Value II	67,078
Invesco Comstock	78,851
Invesco Equity and Income	272,455
JPMorgan Mid Cap Value	166,656
T. Rowe Price Diversified Mid Cap Growth	450,047
T. Rowe Price Growth Equity	571,601

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class
Portfolio	ADV	I	R6	S	S2
Global Bond	1.17%	0.67%	N/A	0.92%	N/A
Global Insights	1.30%	0.80%	N/A	1.05%	1.20%
International High Dividend Low Volatility	1.25%	0.75%	N/A	1.00%	1.15%
American Century Small-Mid Cap Value	1.35%	0.85%	N/A	1.10%	1.25%
Baron Growth	1.49%	0.99%	0.99%	1.24%	1.39%
Columbia Contrarian Core(1)	N/A	N/A	N/A	N/A	N/A
Columbia Small Cap Value II	1.45%	0.95%	0.95%	1.20%	1.35%
Invesco Comstock(2)	N/A	N/A	N/A	N/A	N/A
Invesco Equity and Income	1.15%	0.65%	N/A	0.90%	1.05%
JPMorgan Mid Cap Value	1.38%	0.88%	N/A	1.13%	1.28%
T. Rowe Price Diversified Mid Cap Growth	1.30%	0.80%	0.80%	1.05%	1.20%
T. Rowe Price Growth Equity	1.25%	0.75%	N/A	1.00%	1.15%

(1)	Pursuant to a side letter agreement, through May 1, 2025, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expenses so that the expense limits are 1.25%, 0.75% and 1.00% for Class ADV, Class I and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
(2)	Pursuant to a side letter agreement, through May 1, 2025, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expenses so that the expense limits are 1.20%, 0.70%, and 0.95% for Class ADV, Class I, and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 7 —EXPENSE LIMITATION AGREEMENTS (continued)

previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2025	2026	2027	Total
Global Bond	$185,913	$104,965	$78,232	$369,110
Global Insights	311,359	365,540	—	676,899
American Century Small-Mid Cap Value	998,001	751,375	304,708	2,054,084
Invesco Equity and Income	659,753	585,829	173,936	1,419,518
JPMorgan Mid Cap Value	402,785	244,911	37,631	685,327
T. Rowe Price Growth Equity	831,119	409,571	—	1,240,690

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2024, are as follows:

	June 30,
	2025	2026	2027	Total
Global Bond
Class ADV	$—	$8,529	$17,348	$25,877
Class I	—	49,715	93,626	143,341
Class S	—	13,338	27,123	40,461
Global Insights
Class ADV	$—	$35,827	$60,627	$96,454
Class I	—	314,070	474,616	788,686
Class S	—	40,990	63,285	104,275
Class S2	—	776	1,512	2,288
American Century Small-Mid Cap Value
Class ADV	$—	$89,438	$179,099	$268,537
Class I	—	130,733	220,493	351,226
Class S	—	80,925	148,455	229,380
Class S2	—	1,513	3,150	4,663
Baron Growth
Class ADV	$104,977	$126,344	$131,698	$363,019
Class I	132,224	154,003	154,671	440,898
Class S	213,232	258,428	262,079	733,739
Class S2	2,063	2,593	2,778	7,434
Columbia Small Cap Value II
Class ADV	$6,312	$15,794	$10,151	$32,257
	June 30,
	2025	2026	2027	Total
Class I	8,076	24,519	19,215	51,810
Class S	15,311	39,713	28,167	83,191
Class S2	294	868	679	1,841
Invesco Equity and Income
Class ADV	$—	$10,118	$21,483	$31,601
Class I	—	100,126	219,261	319,387
Class S	—	79,529	167,425	246,954
Class S2	—	61,541	131,838	193,379
JPMorgan Mid Cap Value
Class ADV	$—	$42,017	$93,860	$135,877
Class I	—	56,939	116,578	173,517
Class S	—	81,083	172,474	253,557
Class S2	—	399	958	1,357
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$24,189	$37,922	$39,653	$101,764
Class I	392,141	573,327	521,062	1,486,530
Class S	14,422	19,037	17,618	51,077
Class S2	2,042	1,673	1,620	5,335
T. Rowe Price Growth Equity
Class ADV	$—	$89,001	$143,620	$232,621
Class I	—	397,399	573,609	971,008
Class S	—	16,649	28,263	44,912
Class S2	—	1,499	2,678	4,177

The Expense Limitation Agreement is contractual through May 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

The below Portfolios utilized the line of credit during the period ended June 30, 2024 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global Insights	4	$6,420,500	6.33%
International High Dividend Low Volatility(1)	7	3,170,714	6.33
American Century Small-Mid Cap Value	2	12,291,500	6.33
Baron Growth	29	2,926,448	6.33
Columbia Small Cap Value II	1	2,075,000	6.33
JPMorgan Mid Cap Value	1	11,255,000	6.33
T. Rowe Price Diversified Mid Cap Growth	5	921,800	6.33
T. Rowe Price Growth Equity	17	3,895,000	6.33

(1)	As of June 30, 2024, International High Dividend Low Volatility had an outstanding balance of $4,333,000.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Global Bond
Class ADV
6/30/2024	41,888	—	31,984	(100,611)	—	(26,739)	333,347	—	253,542	(801,626)	—	(214,737)
12/31/2023	37,635	—	56,019	(200,930)	—	(107,276)	300,938	—	446,586	(1,604,875)	—	(857,351)
Class I
6/30/2024	132,224	—	199,153	(1,026,465)	—	(695,088)	1,076,297	—	1,608,743	(8,377,400)	—	(5,692,360)
12/31/2023	247,490	—	368,221	(1,228,383)	—	(612,672)	2,012,232	—	2,992,012	(9,978,513)	—	(4,974,269)
Class S
6/30/2024	359,162	—	55,348	(147,257)	—	267,253	2,873,348	—	446,272	(1,188,225)	—	2,131,395
12/31/2023	223,350	—	92,279	(403,641)	—	(88,012)	1,815,391	—	748,872	(3,275,289)	—	(711,026)
Global Insights
Class ADV
6/30/2024	31,839	—	—	(520,739)	—	(488,900)	530,816	—	—	(8,611,011)	—	(8,080,195)
12/31/2023	302,335	—	845,062	(810,694)	—	336,703	4,703,649	—	12,912,543	(12,623,473)	—	4,992,719
Class I
6/30/2024	57,528	—	—	(4,292,950)	—	(4,235,422)	1,054,762	—	—	(78,147,300)	—	(77,092,538)
12/31/2023	547,550	—	5,861,561	(10,285,474)	—	(3,876,363)	9,614,255	—	98,532,842	(176,758,250)	—	(68,611,153)
Class S
6/30/2024	61,424	—	—	(928,948)	—	(867,524)	1,034,133	—	—	(15,720,759)	—	(14,686,626)
12/31/2023	360,249	—	918,440	(1,253,250)	—	25,439	5,773,369	—	14,309,296	(19,973,569)	—	109,096
Class S2
6/30/2024	9,912	—	—	(8,189)	—	1,723	158,150	—	—	(129,434)	—	28,716
12/31/2023	18,532	—	19,456	(36,560)	—	1,428	280,116	—	286,385	(550,638)	—	15,863
International High Dividend Low Volatility
Class ADV
6/30/2024	98,491	—	—	(155,834)	—	(57,343)	996,700	—	—	(1,542,919)	—	(546,219)
12/31/2023	136,918	—	104,922	(443,605)	—	(201,765)	1,290,521	—	969,483	(4,160,385)	—	(1,900,381)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

International High Dividend Low Volatility (continued)
Class I
6/30/2024	83,949	—	—	(964,098)	—	(880,149)	852,722	—	—	(9,812,429)	—	(8,959,707)
12/31/2023	368,253	—	502,075	(2,002,600)	—	(1,132,272)	3,547,115	—	4,689,379	(19,146,153)	—	(10,909,659)
Class S
6/30/2024	212,866	—	—	(2,330,409)	—	(2,117,543)	2,107,278	—	—	(23,593,394)	—	(21,486,116)
12/31/2023	216,540	—	894,604	(4,177,484)	—	(3,066,340)	2,070,918	—	8,310,875	(39,247,000)	—	(28,865,207)
Class S2
6/30/2024	155	—	—	(120)	—	35	1,576	—	—	(1,181)	—	395
12/31/2023	834	—	671	(25,714)	—	(24,209)	8,013	—	6,328	(246,828)	—	(232,487)
American Century Small-Mid Cap Value
Class ADV
6/30/2024	306,920	—	—	(567,304)	—	(260,384)	3,119,697	—	—	(5,716,201)	—	(2,596,504)
12/31/2023	893,283	—	1,484,478	(1,355,078)	—	1,022,683	8,978,713	—	14,503,355	(14,058,825)	—	9,423,243
Class I
6/30/2024	554,342	—	—	(1,966,656)	—	(1,412,314)	6,301,130	—	—	(22,139,747)	—	(15,838,617)
12/31/2023	746,543	—	1,652,891	(4,855,328)	—	(2,455,894)	8,583,771	—	17,999,983	(58,293,059)	—	(31,709,305)
Class S
6/30/2024	47,296	—	—	(737,571)	—	(690,275)	524,053	—	—	(8,054,675)	—	(7,530,622)
12/31/2023	390,910	—	1,101,948	(1,307,514)	—	185,344	4,132,754	—	11,724,728	(14,776,437)	—	1,081,045
Class S2
6/30/2024	13,037	—	—	(18,809)	—	(5,772)	131,243	—	—	(189,544)	—	(58,301)
12/31/2023	34,607	—	25,807	(32,563)	—	27,851	344,616	—	252,395	(330,283)	—	266,728
Baron Growth
Class ADV
6/30/2024	100,101	—	—	(332,187)	—	(232,086)	2,007,518	—	—	(6,739,453)	—	(4,731,935)
12/31/2023	215,960	—	360,524	(551,070)	—	25,414	4,380,977	—	7,127,554	(10,987,543)	—	520,988
Class I
6/30/2024	91,092	—	—	(480,360)	—	(389,268)	2,420,797	—	—	(12,825,770)	—	(10,404,973)
12/31/2023	249,617	—	256,390	(779,343)	—	(273,336)	6,482,433	—	6,599,482	(20,075,571)	—	(6,993,656)
Class R6
6/30/2024	69,842	—	—	(218,728)	—	(148,886)	1,853,687	—	—	(5,814,824)	—	(3,961,137)
12/31/2023	246,586	—	79,787	(370,604)	—	(44,231)	6,394,014	—	2,056,896	(9,577,886)	—	(1,126,976)
Class S
6/30/2024	18,689	—	—	(929,573)	—	(910,884)	441,331	—	—	(21,619,672)	—	(21,178,341)
12/31/2023	269,725	—	558,642	(884,833)	—	(56,466)	6,154,897	—	12,764,976	(20,346,317)	—	(1,426,444)
Class S2
6/30/2024	5,063	—	—	(11,506)	—	(6,443)	106,618	—	—	(248,632)	—	(142,014)
12/31/2023	11,215	—	7,187	(17,758)	—	644	231,372	—	146,175	(370,193)	—	7,354
Columbia Contrarian Core
Class ADV
6/30/2024	419,590	—	—	(117,518)	—	302,072	5,513,317	—	—	(1,547,003)	—	3,966,314
12/31/2023	357,496	—	904,196	(189,423)	—	1,072,269	4,570,981	—	10,045,623	(2,592,080)	—	12,024,524
Class I
6/30/2024	49,778	—	—	(45,606)	—	4,172	773,985	—	—	(690,788)	—	83,197
12/31/2023	37,844	—	165,860	(67,060)	—	136,644	559,205	—	2,181,053	(1,012,956)	—	1,727,302
Class S
6/30/2024	73,092	—	—	(106,387)	—	(33,295)	1,062,291	—	—	(1,537,264)	—	(474,973)
12/31/2023	202,617	—	589,135	(128,435)	—	663,317	2,755,433	—	7,275,819	(1,916,156)	—	8,115,096
Columbia Small Cap Value II
Class ADV
6/30/2024	45,052	—	—	(195,102)	—	(150,050)	725,025	—	—	(3,131,153)	—	(2,406,128)
12/31/2023	90,659	—	118,403	(552,413)	—	(343,351)	1,384,253	—	1,830,517	(8,450,024)	—	(5,235,254)
Class I
6/30/2024	104,627	—	—	(1,011,932)	—	(907,305)	1,766,573	—	—	(17,380,560)	—	(15,613,987)
12/31/2023	705,455	—	238,302	(746,933)	—	196,824	12,041,159	—	3,879,556	(11,899,099)	—	4,021,616
Class R6
6/30/2024	33,399	—	—	(61,396)	—	(27,997)	572,638	—	—	(1,053,678)	—	(481,040)
12/31/2023	161,398	—	49,569	(313,298)	—	(102,331)	2,667,770	—	808,468	(5,147,056)	—	(1,670,818)
Class S
6/30/2024	27,140	—	—	(444,139)	—	(416,999)	468,348	—	—	(7,543,340)	—	(7,074,992)
12/31/2023	111,159	—	312,492	(855,756)	—	(432,105)	1,808,250	—	5,065,500	(13,723,543)	—	(6,849,793)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Columbia Small Cap Value II (continued)
Class S2
6/30/2024	5,429	—	—	(11,800)	—	(6,371)	88,455	—	—	(189,151)	—	(100,696)
12/31/2023	13,469	—	7,734	(19,318)	—	1,885	207,275	—	119,642	(299,110)	—	27,807
Invesco Comstock
Class ADV
6/30/2024	8,960	—	—	(110,219)	—	(101,259)	187,470	—	—	(2,296,769)	—	(2,109,299)
12/31/2023	43,305	—	224,703	(363,065)	—	(95,057)	865,880	—	4,366,152	(7,460,788)	—	(2,228,756)
Class I
6/30/2024	211,736	—	—	(2,136,592)	—	(1,924,856)	4,494,438	—	—	(45,742,498)	—	(41,248,060)
12/31/2023	777,097	—	993,911	(1,820,337)	—	(49,329)	16,251,531	—	19,603,597	(37,849,061)	—	(1,993,933)
Class S
6/30/2024	32,382	—	—	(226,923)	—	(194,541)	699,609	—	—	(4,797,801)	—	(4,098,192)
12/31/2023	150,540	—	638,163	(542,827)	—	245,876	3,117,237	—	12,583,981	(11,065,733)	—	4,635,485
Invesco Equity and Income
Class ADV
6/30/2024	37,307	—	—	(76,256)	—	(38,949)	1,576,983	—	—	(3,183,545)	—	(1,606,562)
12/31/2023	65,763	—	75,787	(233,638)	—	(92,088)	2,624,501	—	3,002,847	(9,325,668)	—	(3,698,320)
Class I
6/30/2024	35,612	—	—	(914,709)	—	(879,097)	1,543,322	—	—	(39,519,638)	—	(37,976,316)
12/31/2023	84,350	—	787,317	(1,157,184)	—	(285,517)	3,469,257	—	32,095,901	(47,480,505)	—	(11,915,347)
Class S
6/30/2024	24,984	—	—	(656,038)	—	(631,054)	1,044,501	—	—	(27,965,166)	—	(26,920,665)
12/31/2023	89,237	—	600,863	(1,570,148)	—	(880,048)	3,675,030	—	24,208,138	(63,450,854)	—	(35,567,686)
Class S2
6/30/2024	6,201	—	—	(527,185)	—	(520,984)	261,899	—	—	(22,013,592)	—	(21,751,693)
12/31/2023	67,551	—	481,539	(1,024,600)	—	(475,510)	2,710,328	—	18,987,426	(40,773,086)	—	(19,075,332)
JPMorgan Mid Cap Value
Class ADV
6/30/2024	124,012	—	—	(391,421)	—	(267,409)	1,828,765	—	—	(5,818,695)	—	(3,989,930)
12/31/2023	127,480	—	592,642	(907,497)	—	(187,375)	1,794,853	—	8,189,523	(12,826,000)	—	(2,841,624)
Class I
6/30/2024	127,398	—	—	(1,491,761)	—	(1,364,363)	1,996,979	—	—	(23,659,599)	—	(21,662,620)
12/31/2023	302,752	—	754,255	(1,646,115)	—	(589,108)	4,583,753	—	11,031,784	(24,430,515)	—	(8,814,978)
Class S
6/30/2024	49,541	—	—	(852,967)	—	(803,426)	754,655	—	—	(13,060,989)	—	(12,306,334)
12/31/2023	137,624	—	1,044,789	(2,086,973)	—	(904,560)	1,978,395	—	14,959,142	(30,828,503)	—	(13,890,966)
Class S2
6/30/2024	2,015	—	—	(2,919)	—	(904)	29,507	—	—	(43,600)	—	(14,093)
12/31/2023	6,108	—	5,912	(7,180)	—	4,840	86,465	—	81,614	(98,617)	—	69,462
T. Rowe Price Diversified Mid Cap Growth
Class ADV
6/30/2024	306,582	—	—	(499,968)	—	(193,386)	2,612,517	—	—	(4,287,301)	—	(1,674,784)
12/31/2023	739,397	—	14,043	(678,215)	—	75,225	5,422,827	—	107,713	(4,980,427)	—	550,113
Class I
6/30/2024	570,031	—	—	(6,484,109)	—	(5,914,078)	6,330,337	—	—	(71,942,595)	—	(65,612,258)
12/31/2023	624,702	—	118,957	(18,137,133)	—	(17,393,474)	5,903,207	—	1,166,965	(167,795,968)	—	(160,725,796)
Class R6
6/30/2024	2,938,630	—	—	(1,439,789)	—	1,498,841	33,063,223	—	—	(15,896,272)	—	17,166,951
12/31/2023	1,828,655	—	14,963	(1,705,392)	—	138,226	17,005,379	—	147,085	(16,031,004)	—	1,121,460
Class S
6/30/2024	108,790	—	—	(249,155)	—	(140,365)	1,094,871	—	—	(2,484,565)	—	(1,389,694)
12/31/2023	304,419	—	4,776	(762,498)	—	(453,303)	2,580,752	—	42,748	(6,525,955)	—	(3,902,455)
Class S2
6/30/2024	10,018	—	—	(7,738)	—	2,280	87,140	—	—	(67,096)	—	20,044
12/31/2023	32,813	—	567	(38,230)	—	(4,850)	255,611	—	4,426	(292,721)	—	(32,684)
T. Rowe Price Growth Equity
Class ADV
6/30/2024	24,949	—	—	(283,555)	—	(258,606)	1,913,592	—	—	(21,563,870)	—	(19,650,278)
12/31/2023	162,080	—	80,733	(513,847)	—	(271,034)	9,162,634	—	5,190,346	(31,139,430)	—	(16,786,450)
Class I
6/30/2024	190,263	—	—	(1,705,556)	—	(1,515,293)	17,986,293	—	—	(159,245,041)	—	(141,258,748)
12/31/2023	1,218,620	—	231,752	(4,673,555)	—	(3,223,183)	81,782,437	—	18,136,947	(337,730,471)	—	(237,811,087)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

T. Rowe Price Growth Equity (continued)
Class S
6/30/2024	34,151	—	—	(43,792)	—	(9,641)	2,918,825	—	—	(3,743,474)	—	(824,649)
12/31/2023	69,670	—	12,821	(105,359)	—	(22,868)	4,727,657	—	915,312	(7,201,455)	—	(1,558,486)
Class S2
6/30/2024	2,041	—	—	(8,424)	—	(6,383)	163,364	—	—	(652,021)	—	(488,657)
12/31/2023	18,148	—	1,373	(14,041)	—	5,480	1,111,629	—	91,490	(832,295)	—	370,824

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred.

The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following is a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2024:

Global Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$52,521	$(52,521)	$—
BNP Paribas	7,152	(7,152)	—
BNP Paribas Prime Brokerage Intl Ltd	40,230	(40,230)	—
BofA Securities Inc	150,472	(150,472)	—
Cantor Fitzgerald & Co	17,110	(17,110)	—
Citigroup Global Markets Inc.	12,394	(12,394)	—
Daiwa Capital Markets America Inc.	38,139	(38,139)	—
Deutsche Bank, AG	502,038	(502,038)	—
Goldman, Sachs & Co. LLC	79,430	(79,430)	—
HSBC Securities (USA) Inc.	91,754	(91,754)	—
J.P. Morgan Securities LLC	8,544	(8,544)	—
JP Morgan Securities Plc.	1,038,014	(1,038,014)	—
Mizuho Securities USA LLC.	14,326	(14,326)	—
National Bank Financial Inc	29,821	(29,821)	—
National Financial Services LLC	74,870	(74,870)	—
Nomura Securities International, Inc.	188,453	(188,453)	—
RBC Capital Markets, LLC	40,461	(40,461)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Scotia Capital (USA) INC	$9,916	$(9,916)	$—
Societe Generale	1,640,261	(1,640,261)	—
TD Prime Services LLC	50,602	(50,602)	—
TD Securities (USA) Inc.	42,052	(42,052)	—
TD Securities Inc	14,339	(14,339)	—
Truist Securities INC	70,066	(70,066)	—
UBS AG	17,043	(17,043)	—
US Bancorp Investments	41,776	(41,776)	—
Total	$4,271,784	$(4,271,784)	$—

(1)	Cash collateral with a fair value of $4,418,639 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

International High Dividend Low Volatility

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$281,766	$(281,766)	$—
Citigroup Global Markets Limited	2,465,483	(2,465,483)	—
HSBC Bank PLC	1,472,288	(1,472,288)	—
Jefferies LLC	198,684	(198,684)	—
JP Morgan Securities Plc.	1,101,140	(1,101,140)	—
Morgan Stanley & Co. LLC	4,312	(4,312)	—
UBS AG	1,930,932	(1,930,932)	—
Total	$7,454,605	$(7,454,605)	$—

(1)	Cash collateral with a fair value of $7,869,238 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

American Century Small-Mid Cap Value

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$54,203	$(54,203)	$—
Barclays Capital Inc.	211,050	(211,050)	—
BofA Securities Inc	1,445,003	(1,445,003)	—
Citigroup Global Markets Inc.	34,669	(34,669)	—
J.P. Morgan Securities LLC	538,941	(538,941)	—
Morgan Stanley & Co. LLC	71,457	(71,457)	—
National Bank of Canada Financial Inc	941,355	(941,355)	—
National Financial Services LLC	600,213	(600,213)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Natixis Securities America LLC	$1,904,873	$(1,904,873)	$—
TD Prime Services LLC	236,936	(236,936)	—
UBS AG	11,264	(11,264)	—
Wells Fargo Securities LLC	269,635	(269,635)	—
Total	$6,319,599	$(6,319,599)	$—

(1)	Cash collateral with a fair value of $6,489,162 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Equity and Income

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$3,793	$(3,793)	$—
BNP Paribas Prime Brokerage Intl Ltd	2,348,760	(2,348,760)	—
BofA Securities Inc	1,082,431	(1,082,431)	—
CIBC World Markets Corporation	5,558,833	(5,558,833)	—
Citigroup Global Markets Inc.	981,955	(981,955)	—
Goldman, Sachs & Co. LLC	629,575	(629,575)	—
RBC Capital Markets, LLC	204,882	(204,882)	—
Societe Generale	6,302,601	(6,302,601)	—
State Street Bank and Trust Company	3,788,130	(3,788,130)	—
TD Prime Services LLC	19,065,885	(19,065,885)	—
Truist Securities INC	423,168	(423,168)	—
Total	$40,390,013	$(40,390,013)	$—

(1)	Cash collateral with a fair value of $41,300,773 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Mid Cap Value

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citadel Securities LLC	$201,096	$(201,096)	$—
National Bank of Canada Financial Inc	679,572	(679,572)	—
Total	$880,668	$(880,668)	$—

(1)	Cash collateral with a fair value of $902,430 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

T. Rowe Price Diversified Mid Cap Growth

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$1,540,288	$(1,540,288)	$—
Citadel Securities LLC	970,549	(970,549)	—
Goldman, Sachs & Co. LLC	643,105	(643,105)	—
Morgan Stanley & Co. LLC	28,940	(28,940)	—
National Bank of Canada Financial Inc	1,702,193	(1,702,193)	—
National Financial Services LLC	5,788	(5,788)	—
UBS AG	771,662	(771,662)	—
Total	$5,662,525	$(5,662,525)	$—

(1)	Cash collateral with a fair value of $5,801,363 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Growth Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$4,617,580	$(4,617,580)	$—
BMO Capital Markets Corp	104,068	(104,068)	—
Citigroup Global Markets Inc.	75,736	(75,736)	—
Goldman Sachs International	2,481,402	(2,481,402)	—
Goldman, Sachs & Co. LLC	113,054	(113,054)	—
Total	$7,391,840	$(7,391,840)	$—

(1)	Cash collateral with a fair value of $7,238,073 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains	Return of Capital
Global Bond	$3,218,958	$—	$968,512	$—	$—	$3,609,415
Global Insights	460,274	125,580,792	—	—	182,852,274	—
International High Dividend Low Volatility	13,976,065	—	—	15,550,199	—	—
American Century Small-Mid Cap Value	9,477,566	35,002,895	—	27,230,616	41,284,814	—
Baron Growth	—	28,695,083	—	—	54,434,934	—
Columbia Contrarian Core	911,414	18,591,081	—	13,181,201	15,666,691	—
Columbia Small Cap Value II	930,381	10,773,302	—	7,343,668	17,078,355	—
Invesco Comstock	6,034,657	30,519,073	—	4,363,124	665,579	—
Invesco Equity and Income	20,952,329	57,341,983	—	40,101,385	141,559,172	—
JPMorgan Mid Cap Value	3,219,512	31,042,551	—	7,186,383	54,253,817	—
T. Rowe Price Diversified Mid Cap Growth	9,521	1,459,416	—	22,850,695	244,839,704	—
T. Rowe Price Growth Equity	—	24,334,095	—	23,938,422	238,640,525	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2023 were:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards			Total Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Global Bond	$—	$—	$(7,670,308)	$(2,670,239)	Short-term	$—	$(26,708,217)
				(16,367,670)	Long-term
				$(19,037,909)
Global Insights	1,512,193	655,391,011	96,595,453	—	—	(1,194,348)	752,304,309
International High Dividend Low Volatility	13,986,198	—	30,443,858	(11,712,164)	Short-term	—	32,249,376
				(468,516)	Long-term
				$(12,180,680)
American Century Small-Mid Cap Value	6,493,659	7,427,624	6,954,511	—	—	—	20,875,794
Baron Growth	—	21,113,858	404,701,182	—	—	—	425,815,040
Columbia Contrarian Core	180,492	1,506,342	11,582,758	—	—	—	13,269,592
Columbia Small Cap Value II	2,472,610	11,601,106	25,915,151	—	—	—	39,988,867
Invesco Comstock	891,642	20,559,583	36,685,778	—	—	—	58,137,003
Invesco Equity and Income	2,652,017	66,206,582	97,782,856	—	—	—	166,641,455
JPMorgan Mid Cap Value	—	15,018,382	78,603,394	—	—	—	93,621,776
T. Rowe Price Diversified Mid Cap Growth	—	112,357,406	166,099,795	—	—	—	278,457,201
T. Rowe Price Growth Equity	4,167,468	150,762,856	430,065,011	—	—	—	584,995,335

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Portfolio may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Portfolio and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2024, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Global Bond
Class ADV	$0.0255	$-	$-	August 1, 2024	Daily
Class I	$0.0294	$-	$-	August 1, 2024	Daily
Class S	$0.0277	$-	$-	August 1, 2024	Daily
Global Insights
Class ADV	$-	$0.0266	$7.8169	August 5, 2024	August 1, 2024
Class I	$-	$0.0266	$7.8169	August 5, 2024	August 1, 2024
Class S	$-	$0.0266	$7.8169	August 5, 2024	August 1, 2024
Class S2	$-	$0.0266	$7.8169	August 5, 2024	August 1, 2024
International High Dividend Low Volatility
Class ADV	$0.4469	$-	$-	August 5, 2024	August 1, 2024
Class I	$0.4961	$-	$-	August 5, 2024	August 1, 2024
Class S	$0.4671	$-	$-	August 5, 2024	August 1, 2024
Class S2	$0.4538	$-	$-	August 5, 2024	August 1, 2024
American Century Small-Mid Cap Value
Class ADV	$0.1436	$0.0746	$0.2721	August 5, 2024	August 1, 2024
Class I	$0.1966	$0.0746	$0.2721	August 5, 2024	August 1, 2024
Class S	$0.1652	$0.0746	$0.2721	August 5, 2024	August 1, 2024
Class S2	$0.1538	$0.0746	$0.2721	August 5, 2024	August 1, 2024

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS (continued)

Baron Growth
Class ADV	$-	$-	$1.1057	August 5, 2024	August 1, 2024
Class I	$-	$-	$1.1057	August 5, 2024	August 1, 2024
Class R6	$-	$-	$1.1057	August 5, 2024	August 1, 2024
Class S	$-	$-	$1.1057	August 5, 2024	August 1, 2024
Class S2	$-	$-	$1.1057	August 5, 2024	August 1, 2024
Columbia Contrarian Core
Class ADV	$0.0216	$-	$0.2858	August 5, 2024	August 1, 2024
Class I	$0.0767	$-	$0.2858	August 5, 2024	August 1, 2024
Class S	$0.0440	$-	$0.2858	August 5, 2024	August 1, 2024
Columbia Small Cap Value II
Class ADV	$0.2698	$-	$1.5308	August 5, 2024	August 1, 2024
Class I	$0.3569	$-	$1.5308	August 5, 2024	August 1, 2024
Class R6	$0.3729	$-	$1.5308	August 5, 2024	August 1, 2024
Class S	$0.3130	$-	$1.5308	August 5, 2024	August 1, 2024
Class S2	$0.2934	$-	$1.5308	August 5, 2024	August 1, 2024
Invesco Comstock
Class ADV	$0.0200	$0.0647	$1.9438	August 5, 2024	August 1, 2024
Class I	$0.0200	$0.0647	$1.9438	August 5, 2024	August 1, 2024
Class S	$0.0200	$0.0647	$1.9438	August 5, 2024	August 1, 2024
Invesco Equity and Income
Class ADV	$0.0302	$0.0830	$2.9401	August 5, 2024	August 1, 2024
Class I	$0.0302	$0.0830	$2.9401	August 5, 2024	August 1, 2024
Class S	$0.0302	$0.0830	$2.9401	August 5, 2024	August 1, 2024
Class S2	$0.0302	$0.0830	$2.9401	August 5, 2024	August 1, 2024
JPMorgan Mid Cap Value
Class ADV	$-	$-	$0.8039	August 5, 2024	August 1, 2024
Class I	$-	$-	$0.8039	August 5, 2024	August 1, 2024
Class S	$-	$-	$0.8039	August 5, 2024	August 1, 2024
Class S2	$-	$-	$0.8039	August 5, 2024	August 1, 2024
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$-	$-	$1.1618	August 5, 2024	August 1, 2024
Class I	$-	$-	$1.1618	August 5, 2024	August 1, 2024
Class R6	$-	$-	$1.1618	August 5, 2024	August 1, 2024
Class S	$-	$-	$1.1618	August 5, 2024	August 1, 2024
Class S2	$-	$-	$1.1618	August 5, 2024	August 1, 2024
T. Rowe Price Growth Equity
Class ADV	$-	$0.2631	$9.5168	August 5, 2024	August 1, 2024
Class I	$-	$0.2631	$9.5168	August 5, 2024	August 1, 2024
Class S	$-	$0.2631	$9.5168	August 5, 2024	August 1, 2024
Class S2	$-	$0.2631	$9.5168	August 5, 2024	August 1, 2024

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 19.7%
	Australia: 0.1%
30,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	$30,426	0.1
19,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	19,021	0.0
10,000 (1)	CIMIC Finance USA Pty Ltd., 7.000%, 03/25/2034	10,131	0.0
21,000 (1)	CSL Finance PLC, 5.417%, 04/03/2054	20,286	0.0
6,000 (1)	Glencore Funding LLC, 5.893%, 04/04/2054	5,775	0.0
		85,639	0.1

	Bermuda: 0.1%
133,000 (1)	Triton Container International Ltd., 3.150%, 06/15/2031	111,617	0.1

	Canada: 0.6%
20,000 (2)	Algonquin Power & Utilities Corp., 5.365%, 06/15/2026	19,913	0.0
45,000	Bank of Montreal, 5.511%, 06/04/2031	45,494	0.1
12,000 (2)	Bank of Nova Scotia, 4.588%, 05/04/2037	10,813	0.0
26,000	Bank of Nova Scotia, 4.850%, 02/01/2030	25,594	0.0
35,000	Brookfield Finance, Inc., 5.675%, 01/15/2035	34,645	0.0
35,000	Canadian Imperial Bank of Commerce, 5.260%, 04/08/2029	34,943	0.1
21,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	18,823	0.0
13,000	Cenovus Energy, Inc., 5.400%, 06/15/2047	11,980	0.0
31,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	30,997	0.0
54,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	54,149	0.1
42,000 (1)	Element Fleet Management Corp., 6.319%, 12/04/2028	43,436	0.1
10,000	Enbridge, Inc., 5.625%, 04/05/2034	9,987	0.0
177,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	168,014	0.2
26,000 (3)	Nutrien Ltd., 5.400%, 06/21/2034	25,624	0.0
4,000	Nutrien Ltd., 5.875%, 12/01/2036	4,104	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Canada: (continued)
15,000	Nutrien Ltd., 5.950%, 11/07/2025	$15,086	0.0
10,000 (3)	Royal Bank of Canada, 5.150%, 02/01/2034	9,927	0.0
29,000 (3)	Royal Bank of Canada, 5.200%, 08/01/2028	29,201	0.0
29,000	Toronto-Dominion Bank, 5.523%, 07/17/2028	29,369	0.0
		622,099	0.6

	China: 0.0%
16,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 05/11/2041	11,753	0.0

	France: 0.1%
9,000	TotalEnergies Capital SA, 5.150%, 04/05/2034	9,007	0.0
25,000	TotalEnergies Capital SA, 5.488%, 04/05/2054	24,672	0.1
17,000	TotalEnergies Capital SA, 5.638%, 04/05/2064	16,846	0.0
		50,525	0.1

	Ireland: 0.0%
42,000 (1)	Smurfit Kappa Treasury ULC, 5.200%, 01/15/2030	41,800	0.0

	Luxembourg: 0.0%
16,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	15,388	0.0
23,000	Schlumberger Investment SA, 2.650%, 06/26/2030	20,253	0.0
7,000	Schlumberger Investment SA, 4.850%, 05/15/2033	6,863	0.0
		42,504	0.0

	Norway: 0.0%
41,000	Equinor ASA, 3.125%, 04/06/2030	37,403	0.0

	Singapore: 0.1%
26,000	Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/2030	25,635	0.0
51,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	49,714	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Singapore: (continued)
18,000	Pfizer Investment Enterprises Pte Ltd., 5.300%, 05/19/2053	$17,374	0.0
67,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	63,292	0.1
		156,015	0.1

	United Kingdom: 1.0%
200,000 (1)	Anglo American Capital PLC, 2.250%, 03/17/2028	179,375	0.2
53,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	52,882	0.1
13,000	BAT Capital Corp., 5.834%, 02/20/2031	13,188	0.0
29,000 (3)	BAT Capital Corp., 6.000%, 02/20/2034	29,351	0.0
37,000 (1)(3)	CSL Finance PLC, 4.050%, 04/27/2029	35,403	0.0
6,000 (1)	CSL Finance PLC, 4.950%, 04/27/2062	5,281	0.0
65,000 (2)	Lloyds Banking Group PLC, 5.721%, 06/05/2030	65,555	0.1
200,000 (1)	LSEGA Financing PLC, 3.200%, 04/06/2041	150,170	0.2
30,000	National Grid PLC, 5.418%, 01/11/2034	29,349	0.0
200,000 (1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	188,463	0.2
150,000	Royalty Pharma PLC, 1.200%, 09/02/2025	142,500	0.1
143,000	Royalty Pharma PLC, 1.750%, 09/02/2027	128,505	0.1
4,000	Vodafone Group PLC, 5.750%, 02/10/2063	3,801	0.0
21,000	Vodafone Group PLC, 5.875%, 06/28/2064	20,213	0.0
		1,044,036	1.0

	United States: 17.7%
154,000	AbbVie, Inc., 3.800%, 03/15/2025	152,125	0.2
36,000	AbbVie, Inc., 4.050%, 11/21/2039	31,287	0.0
53,000	AbbVie, Inc., 4.950%, 03/15/2031	52,880	0.1
22,000	AbbVie, Inc., 5.050%, 03/15/2034	21,944	0.0
13,000	AbbVie, Inc., 5.350%, 03/15/2044	12,860	0.0
17,000	AbbVie, Inc., 5.400%, 03/15/2054	16,822	0.0
17,000	AbbVie, Inc., 5.500%, 03/15/2064	16,796	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
21,000	Adobe, Inc., 4.950%, 04/04/2034	$20,914	0.0
153,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	149,389	0.2
45,000	AEP Texas, Inc., 5.450%, 05/15/2029	45,249	0.1
16,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	15,649	0.0
60,000	AES Corp., 2.450%, 01/15/2031	49,425	0.1
33,000	AES Corp., 5.450%, 06/01/2028	32,938	0.0
25,000	AGCO Corp., 5.450%, 03/21/2027	25,067	0.0
30,000	Air Lease Corp., 5.200%, 07/15/2031	29,327	0.0
16,000	Air Products and Chemicals, Inc., 4.850%, 02/08/2034	15,712	0.0
12,000	Alabama Power Co., 5.850%, 11/15/2033	12,496	0.0
6,000	Alleghany Corp., 3.250%, 08/15/2051	4,056	0.0
17,000	Alleghany Corp., 4.900%, 09/15/2044	15,856	0.0
27,000	Altria Group, Inc., 6.200%, 11/01/2028	28,014	0.0
14,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	14,052	0.0
36,000	Ameren Corp., 5.000%, 01/15/2029	35,651	0.0
172,878	American Airlines Pass Through Trust 2021-1, A, 2.875%, 01/11/2036	148,598	0.2
18,000	American Electric Power Co., Inc., 3.250%, 03/01/2050	11,820	0.0
16,000	American Electric Power Co., Inc., 5.625%, 03/01/2033	15,952	0.0
18,000 (2)	American Express Co., 4.990%, 05/01/2026	17,899	0.0
30,000 (2)	American Express Co., 5.098%, 02/16/2028	29,872	0.0
35,000 (2)	American Express Co., 5.532%, 04/25/2030	35,412	0.0
16,000 (3)	American Homes 4 Rent L.P., 3.625%, 04/15/2032	13,998	0.0
46,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	45,252	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
43,000	American Honda Finance Corp., 4.700%, 01/12/2028	$42,602	0.1
3,000	American Honda Finance Corp., 4.900%, 01/10/2034	2,912	0.0
20,000	American Honda Finance Corp., 5.650%, 11/15/2028	20,502	0.0
36,000 (3)	American Honda Finance Corp., 5.850%, 10/04/2030	37,578	0.1
44,000	American International Group, Inc., 3.400%, 06/30/2030	40,040	0.1
54,000	American International Group, Inc., 4.200%, 04/01/2028	52,232	0.1
4,000	American International Group, Inc., 4.375%, 01/15/2055	3,131	0.0
56,000	American International Group, Inc., 5.125%, 03/27/2033	55,194	0.1
205,000 (3)	American Tower Corp., 2.750%, 01/15/2027	192,400	0.2
29,000	American Tower Corp., 3.650%, 03/15/2027	27,782	0.0
40,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	33,298	0.0
14,000	American Water Capital Corp., 5.150%, 03/01/2034	13,888	0.0
30,000	American Water Capital Corp., 5.450%, 03/01/2054	28,968	0.0
22,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	22,537	0.0
23,000	Amgen, Inc., 5.600%, 03/02/2043	22,682	0.0
13,000	Amgen, Inc., 5.650%, 03/02/2053	12,812	0.0
17,000	Amgen, Inc., 5.750%, 03/02/2063	16,663	0.0
30,000	Aon North America, Inc., 5.125%, 03/01/2027	29,961	0.0
120,000	Aon North America, Inc., 5.150%, 03/01/2029	119,711	0.1
5,000	Aon North America, Inc., 5.750%, 03/01/2054	4,895	0.0
21,000	Arthur J Gallagher & Co., 5.450%, 07/15/2034	20,845	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
3,000	Arthur J Gallagher & Co., 5.750%, 07/15/2054	$2,918	0.0
2,000	Arthur J Gallagher & Co., 6.750%, 02/15/2054	2,204	0.0
42,000	AT&T, Inc., 3.650%, 09/15/2059	28,189	0.0
89,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	89,248	0.1
13,000	AutoZone, Inc., 6.250%, 11/01/2028	13,559	0.0
21,000	Avnet, Inc., 5.500%, 06/01/2032	20,323	0.0
26,000	Avnet, Inc., 6.250%, 03/15/2028	26,702	0.0
153,000 (2)	Bank of America Corp., 1.734%, 07/22/2027	141,847	0.1
43,000 (2)	Bank of America Corp., 2.087%, 06/14/2029	38,155	0.1
118,000 (2)	Bank of America Corp., 2.299%, 07/21/2032	96,635	0.1
72,000 (2)	Bank of America Corp., 2.572%, 10/20/2032	59,703	0.1
68,000 (2)	Bank of America Corp., 2.592%, 04/29/2031	58,813	0.1
123,000 (2)	Bank of America Corp., 2.687%, 04/22/2032	103,998	0.1
35,000 (2)	Bank of America Corp., 2.884%, 10/22/2030	31,161	0.0
51,000 (2)	Bank of America Corp., 3.194%, 07/23/2030	46,324	0.1
39,000 (2)	Bank of America Corp., 3.419%, 12/20/2028	36,684	0.0
40,000 (2)	Bank of America Corp., 3.593%, 07/21/2028	38,083	0.1
32,000 (2)	Bank of America Corp., 5.202%, 04/25/2029	31,957	0.0
32,000 (2)	Bank of America Corp., 5.288%, 04/25/2034	31,683	0.0
59,000 (2)	Bank of America Corp., 5.468%, 01/23/2035	58,962	0.1
86,000 (2)	Bank of America Corp., 5.872%, 09/15/2034	88,502	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
71,000 (2)	Bank of America Corp. N, 2.651%, 03/11/2032	$60,102	0.1
12,000 (2)	Bank of New York Mellon Corp., 4.289%, 06/13/2033	11,202	0.0
43,000 (2)	Bank of New York Mellon Corp., 4.975%, 03/14/2030	42,752	0.1
25,000 (2)	Bank of New York Mellon Corp., 5.188%, 03/14/2035	24,686	0.0
19,000	BAT Capital Corp., 7.079%, 08/02/2043	20,039	0.0
22,000	BAT Capital Corp., 7.081%, 08/02/2053	23,411	0.0
42,000	Becton Dickinson & Co., 4.693%, 02/13/2028	41,414	0.1
230,000 (3)	Berry Global, Inc., 1.650%, 01/15/2027	209,547	0.2
14,000	Black Hills Corp., 6.000%, 01/15/2035	14,092	0.0
12,000	BlackRock Funding, Inc., 5.000%, 03/14/2034	11,911	0.0
29,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	22,844	0.0
30,000 (1)	Blackstone Private Credit Fund, 5.950%, 07/16/2029	29,393	0.0
35,000	Blackstone Secured Lending Fund, 5.875%, 11/15/2027	34,760	0.0
15,000	Blue Owl Credit Income Corp., 6.650%, 03/15/2031	14,669	0.0
19,000	Boeing Co., 5.705%, 05/01/2040	17,527	0.0
10,000 (1)	Boeing Co., 6.858%, 05/01/2054	10,270	0.0
58,000 (1)(3)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	54,663	0.1
62,000 (1)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	58,115	0.1
12,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	11,675	0.0
6,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	5,872	0.0
22,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	22,090	0.0
13,000	Bristol-Myers Squibb Co., 5.650%, 02/22/2064	12,709	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
12,000 (3)	Bristol-Myers Squibb Co., 6.250%, 11/15/2053	$12,897	0.0
16,000	Bristol-Myers Squibb Co., 6.400%, 11/15/2063	17,385	0.0
67,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	53,047	0.1
44,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	41,404	0.1
34,000	Brookfield Finance LLC / Brookfield Finance, Inc., 3.450%, 04/15/2050	23,423	0.0
7,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	5,533	0.0
15,000 (3)	Burlington Northern Santa Fe LLC, 5.500%, 03/15/2055	15,038	0.0
27,000	Camden Property Trust, 4.900%, 01/15/2034	25,846	0.0
33,000	Camden Property Trust, 5.850%, 11/03/2026	33,483	0.0
34,000	Campbell Soup Co., 5.200%, 03/21/2029	34,031	0.0
7,000	Cardinal Health, Inc., 5.450%, 02/15/2034	6,972	0.0
20,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	16,337	0.0
20,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	17,168	0.0
51,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	41,720	0.1
7,000	Carrier Global Corp., 2.722%, 02/15/2030	6,187	0.0
8,000	Carrier Global Corp., 5.900%, 03/15/2034	8,353	0.0
24,000	Cencora, Inc., 5.125%, 02/15/2034	23,573	0.0
6,000	Centene Corp., 2.450%, 07/15/2028	5,332	0.0
40,000	Centene Corp., 2.500%, 03/01/2031	32,857	0.0
115,000	Centene Corp., 3.000%, 10/15/2030	98,417	0.1
28,000	CenterPoint Energy, Inc., 4.250%, 11/01/2028	26,851	0.0
15,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	15,060	0.0
15,000 (2)(3)	Charles Schwab Corp. H, 4.000%, 12/31/2199	12,829	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
36,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	$30,781	0.0
14,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	9,142	0.0
3,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	2,203	0.0
45,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	45,164	0.1
25,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	25,023	0.0
22,000	Cheniere Energy Partners L.P., 5.950%, 06/30/2033	22,321	0.0
5,000 (1)	Cheniere Energy, Inc., 5.650%, 04/15/2034	5,007	0.0
20,000	Choice Hotels International, Inc., 5.850%, 08/01/2034	19,720	0.0
6,000	Chubb INA Holdings, Inc., 3.050%, 12/15/2061	3,805	0.0
167,000	Cigna Group, 2.375%, 03/15/2031	140,167	0.1
23,000 (3)	Cigna Group, 5.250%, 02/15/2034	22,691	0.0
14,000 (3)	Cigna Group, 5.400%, 03/15/2033	14,058	0.0
41,000	Cigna Group, 5.600%, 02/15/2054	39,392	0.1
36,000	Cisco Systems, Inc., 4.950%, 02/26/2031	35,981	0.0
25,000	Cisco Systems, Inc., 5.050%, 02/26/2034	24,991	0.0
13,000	Cisco Systems, Inc., 5.300%, 02/26/2054	12,742	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
15,000	Cisco Systems, Inc., 5.350%, 02/26/2064	$14,612	0.0
42,000	Citizens Financial Group, Inc., 2.500%, 02/06/2030	35,638	0.0
29,000 (2)	Citizens Financial Group, Inc., 5.641%, 05/21/2037	26,924	0.0
14,000 (2)(3)	Citizens Financial Group, Inc., 6.645%, 04/25/2035	14,478	0.0
265,000 (1)	Cleveland Electric Illuminating Co., 3.500%, 04/01/2028	248,503	0.2
40,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	39,852	0.1
47,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	47,515	0.1
51,000	CNO Financial Group, Inc., 6.450%, 06/15/2034	50,989	0.1
45,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	45,174	0.1
17,000	Coca-Cola Co., 5.300%, 05/13/2054	16,882	0.0
17,000	Coca-Cola Co., 5.400%, 05/13/2064	16,868	0.0
30,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	30,145	0.0
57,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	58,315	0.1
30,000	Comcast Corp., 1.950%, 01/15/2031	24,787	0.0
68,000	Comcast Corp., 4.250%, 01/15/2033	63,603	0.1
15,000	Comcast Corp., 5.300%, 06/01/2034	15,043	0.0
36,000	Comcast Corp., 5.500%, 05/15/2064	34,665	0.0
49,000	Comcast Corp., 5.650%, 06/15/2035	50,375	0.1
42,000 (3)	Concentrix Corp., 6.600%, 08/02/2028	42,526	0.1
22,000	ConocoPhillips Co., 5.700%, 09/15/2063	21,876	0.0
13,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	11,008	0.0
53,000	Corebridge Financial, Inc., 3.850%, 04/05/2029	49,702	0.1
127,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	113,721	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
25,000	Corebridge Financial, Inc., 5.750%, 01/15/2034	$25,181	0.0
18,000 (1)	Corebridge Financial, Inc., 6.050%, 09/15/2033	18,472	0.0
28,000 (2)	Corebridge Financial, Inc., 6.875%, 12/15/2052	28,273	0.0
20,000	Crown Castle, Inc., 2.900%, 03/15/2027	18,779	0.0
42,000	Crown Castle, Inc., 3.300%, 07/01/2030	37,446	0.1
12,000	Crown Castle, Inc., 4.800%, 09/01/2028	11,753	0.0
21,000	Crown Castle, Inc., 5.600%, 06/01/2029	21,186	0.0
19,000	Crown Castle, Inc., 5.800%, 03/01/2034	19,203	0.0
27,000	CSX Corp., 4.500%, 08/01/2054	23,077	0.0
8,000	Cummins, Inc., 5.450%, 02/20/2054	7,852	0.0
9,000	CVS Health Corp., 5.050%, 03/25/2048	7,760	0.0
10,000	CVS Health Corp., 5.625%, 02/21/2053	9,293	0.0
17,000 (3)	CVS Health Corp., 5.700%, 06/01/2034	16,960	0.0
6,000	CVS Health Corp., 5.875%, 06/01/2053	5,754	0.0
3,000	CVS Health Corp., 6.000%, 06/01/2063	2,876	0.0
10,000	CVS Health Corp., 6.050%, 06/01/2054	9,814	0.0
47,000	Deere & Co., 3.100%, 04/15/2030	42,766	0.1
118,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	119,279	0.1
30,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	23,270	0.0
16,000 (3)	Diamondback Energy, Inc., 5.750%, 04/18/2054	15,522	0.0
18,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	17,388	0.0
42,000	Discovery Communications LLC, 3.625%, 05/15/2030	36,972	0.0
23,000	Dollar General Corp., 3.500%, 04/03/2030	21,018	0.0
36,000	DTE Electric Co., 4.300%, 07/01/2044	30,610	0.0
71,000	DTE Energy Co., 5.100%, 03/01/2029	70,444	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
6,000	Duke Energy Carolinas LLC, 5.350%, 01/15/2053	$5,705	0.0
40,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	33,236	0.0
10,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	10,405	0.0
11,000	Duke Energy Indiana LLC, 5.400%, 04/01/2053	10,431	0.0
8,000	Duke Energy Ohio, Inc., 5.250%, 04/01/2033	7,937	0.0
5,000	Duke Energy Ohio, Inc., 5.650%, 04/01/2053	4,838	0.0
18,000	Elevance Health, Inc., 4.900%, 02/08/2026	17,866	0.0
14,000	Eli Lilly & Co., 4.700%, 02/09/2034	13,733	0.0
16,000	Eli Lilly & Co., 5.000%, 02/09/2054	15,291	0.0
90,000	Enact Holdings, Inc., 6.250%, 05/28/2029	90,063	0.1
42,000	Energy Transfer L.P., 3.750%, 05/15/2030	38,650	0.1
12,000	Energy Transfer L.P., 5.550%, 05/15/2034	11,884	0.0
21,000	Energy Transfer L.P., 5.950%, 05/15/2054	20,462	0.0
2,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	1,353	0.0
5,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	3,982	0.0
10,000 (2)	Entergy Corp., 7.125%, 12/01/2054	9,936	0.0
55,000	Entergy Louisiana LLC, 4.200%, 04/01/2050	43,201	0.1
7,000	Entergy Louisiana LLC, 5.350%, 03/15/2034	6,951	0.0
23,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	22,301	0.0
6,000	Entergy Texas, Inc., 5.800%, 09/01/2053	6,008	0.0
42,000	Equifax, Inc., 3.100%, 05/15/2030	37,479	0.1
60,000	Essent Group Ltd., 6.250%, 07/01/2029	59,992	0.1
163,000	Essential Utilities, Inc., 2.704%, 04/15/2030	141,814	0.1
12,000	Essential Utilities, Inc., 5.375%, 01/15/2034	11,796	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
18,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	$12,052	0.0
29,000	Evergy Kansas Central, Inc., 4.125%, 03/01/2042	23,925	0.0
8,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	8,231	0.0
42,000	Eversource Energy, 2.550%, 03/15/2031	35,005	0.0
51,000	Eversource Energy, 2.900%, 03/01/2027	47,934	0.1
14,000	Eversource Energy, 5.125%, 05/15/2033	13,447	0.0
30,000	Eversource Energy, 5.450%, 03/01/2028	30,101	0.0
15,000	Eversource Energy, 5.500%, 01/01/2034	14,724	0.0
28,000	Eversource Energy, 5.950%, 02/01/2029	28,624	0.0
48,000	Eversource Energy U, 1.400%, 08/15/2026	44,087	0.1
49,000	Exelon Corp., 5.150%, 03/15/2028	48,906	0.1
36,000	Exelon Corp., 5.150%, 03/15/2029	35,875	0.0
49,000	Extra Space Storage L.P., 2.350%, 03/15/2032	39,058	0.1
35,000	Extra Space Storage L.P., 3.900%, 04/01/2029	32,985	0.0
29,000	Exxon Mobil Corp., 2.995%, 08/16/2039	22,040	0.0
25,000 (3)	FedEx Corp., 5.250%, 05/15/2050	23,295	0.0
250,000 (3)	First Horizon Bank, 5.750%, 05/01/2030	238,416	0.2
45,000	FirstEnergy Corp. B, 4.150%, 07/15/2027	43,212	0.1
32,000	Fiserv, Inc., 5.150%, 03/15/2027	32,027	0.0
21,000	Florida Power & Light Co., 4.625%, 05/15/2030	20,587	0.0
15,000	FMC Corp., 5.150%, 05/18/2026	14,902	0.0
42,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	38,074	0.1
16,000	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	16,222	0.0
42,000	GATX Corp., 4.000%, 06/30/2030	39,099	0.1
15,000	GATX Corp., 6.050%, 06/05/2054	15,034	0.0
90,000	General Mills, Inc., 2.875%, 04/15/2030	79,860	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
47,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	$38,578	0.1
202,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	200,988	0.2
87,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	87,024	0.1
14,000	General Motors Financial Co., Inc., 5.950%, 04/04/2034	14,017	0.0
12,000 (3)	General Motors Financial Co., Inc., 6.100%, 01/07/2034	12,135	0.0
18,000	Georgia Power Co., 4.650%, 05/16/2028	17,729	0.0
55,000	Global Payments, Inc., 3.200%, 08/15/2029	49,435	0.1
30,000 (2)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	29,912	0.0
15,000 (2)	Goldman Sachs Bank USA/New York NY, 5.414%, 05/21/2027	14,980	0.0
35,000 (2)	Goldman Sachs Group, Inc., 3.102%, 02/24/2033	29,903	0.0
20,000 (2)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	20,360	0.0
8,000 (2)	Goldman Sachs Group, Inc., 5.851%, 04/25/2035	8,198	0.0
20,000 (2)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	20,885	0.0
27,000	HCA, Inc., 2.375%, 07/15/2031	22,179	0.0
18,000	HCA, Inc., 3.125%, 03/15/2027	17,010	0.0
11,000	HCA, Inc., 3.500%, 09/01/2030	9,925	0.0
118,000	HCA, Inc., 4.125%, 06/15/2029	111,771	0.1
16,000	HCA, Inc., 4.375%, 03/15/2042	13,166	0.0
30,000	HCA, Inc., 5.450%, 04/01/2031	29,987	0.0
10,000	HCA, Inc., 6.000%, 04/01/2054	9,887	0.0
9,000	HCA, Inc., 6.100%, 04/01/2064	8,805	0.0
45,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	44,818	0.1
115,000	Healthpeak OP LLC, 3.000%, 01/15/2030	102,096	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
30,000	Healthpeak OP LLC, 5.250%, 12/15/2032	$29,469	0.0
49,000	HEICO Corp., 5.250%, 08/01/2028	49,093	0.1
48,000	Hess Corp., 4.300%, 04/01/2027	46,820	0.1
34,000	Home Depot, Inc., 2.700%, 04/15/2030	30,303	0.0
10,000 (3)	Home Depot, Inc., 5.400%, 06/25/2064	9,754	0.0
30,000	Honeywell International, Inc., 5.250%, 03/01/2054	29,132	0.0
22,000	HP, Inc., 2.650%, 06/17/2031	18,654	0.0
31,000	Humana, Inc., 5.375%, 04/15/2031	30,845	0.0
27,000 (2)	Huntington Bancshares, Inc., 2.487%, 08/15/2036	20,516	0.0
39,000 (2)	Huntington Bancshares, Inc., 5.709%, 02/02/2035	38,413	0.1
42,000	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	39,514	0.1
15,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	14,881	0.0
9,000 (1)	Hyundai Capital America, 5.400%, 01/08/2031	8,944	0.0
35,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	35,382	0.0
90,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	92,455	0.1
32,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	33,429	0.0
100,000	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	98,016	0.1
10,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	10,003	0.0
16,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	16,154	0.0
7,000 (3)	Ingersoll Rand, Inc., 5.450%, 06/15/2034	7,064	0.0
5,000	Ingersoll Rand, Inc., 5.700%, 08/14/2033	5,114	0.0
18,000	Intel Corp., 2.450%, 11/15/2029	15,834	0.0
37,000	Intel Corp., 5.125%, 02/10/2030	37,169	0.1
10,000	Intel Corp., 5.600%, 02/21/2054	9,696	0.0
4,000	Intel Corp., 5.700%, 02/10/2053	3,935	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
29,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	$24,570	0.0
12,000	Interstate Power and Light Co., 3.100%, 11/30/2051	7,604	0.0
25,000	Intuit, Inc., 5.200%, 09/15/2033	25,114	0.0
28,000	Intuit, Inc., 5.500%, 09/15/2053	28,153	0.0
42,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	33,366	0.0
40,000	Jefferies Financial Group, Inc., 6.200%, 04/14/2034	40,535	0.1
80,000	John Deere Capital Corp., 4.700%, 06/10/2030	79,249	0.1
58,000	John Deere Capital Corp., 4.900%, 03/07/2031	57,739	0.1
30,000	John Deere Capital Corp., 5.050%, 06/12/2034	29,914	0.0
55,000	Johnson & Johnson, 3.625%, 03/03/2037	48,033	0.1
14,000 (3)	Johnson & Johnson, 4.950%, 06/01/2034	14,168	0.0
66,000	Jones Lang LaSalle, Inc., 6.875%, 12/01/2028	69,541	0.1
135,000 (2)	JPMorgan Chase & Co., 1.470%, 09/22/2027	124,022	0.1
99,000 (2)	JPMorgan Chase & Co., 1.578%, 04/22/2027	92,423	0.1
8,000 (2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	6,510	0.0
92,000 (2)	JPMorgan Chase & Co., 2.069%, 06/01/2029	81,864	0.1
24,000 (2)	JPMorgan Chase & Co., 2.595%, 02/24/2026	23,526	0.0
78,000 (2)	JPMorgan Chase & Co., 2.947%, 02/24/2028	73,484	0.1
565,000	JPMorgan Chase & Co., 2.950%, 10/01/2026	538,537	0.5
42,000 (2)	JPMorgan Chase & Co., 3.702%, 05/06/2030	39,283	0.1
23,000 (2)	JPMorgan Chase & Co., 4.452%, 12/05/2029	22,334	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
53,000 (2)	JPMorgan Chase & Co., 5.336%, 01/23/2035	$52,706	0.1
42,000 (2)	JPMorgan Chase & Co., 5.571%, 04/22/2028	42,349	0.1
42,000 (2)	JPMorgan Chase & Co., 5.581%, 04/22/2030	42,675	0.1
44,000 (2)	JPMorgan Chase & Co., 5.766%, 04/22/2035	45,161	0.1
10,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	10,069	0.0
34,000	Kenvue, Inc., 4.900%, 03/22/2033	33,638	0.0
21,000	Kenvue, Inc., 5.050%, 03/22/2028	21,120	0.0
17,000	Kenvue, Inc., 5.200%, 03/22/2063	16,061	0.0
16,000	Keurig Dr Pepper, Inc., 5.050%, 03/15/2029	15,981	0.0
13,000 (2)	KeyCorp, 4.789%, 06/01/2033	11,884	0.0
43,000 (2)	KeyCorp, 6.401%, 03/06/2035	43,616	0.1
12,000 (3)	KLA Corp., 4.700%, 02/01/2034	11,668	0.0
13,000	KLA Corp., 5.250%, 07/15/2062	12,425	0.0
42,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	37,355	0.1
22,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	21,853	0.0
42,000 (1)(3)	Liberty Utilities Co., 5.577%, 01/31/2029	42,191	0.1
46,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	46,085	0.1
17,000 (3)	Lockheed Martin Corp., 4.800%, 08/15/2034	16,608	0.0
14,000	Lockheed Martin Corp., 5.200%, 02/15/2064	13,249	0.0
14,000	Lockheed Martin Corp., 5.250%, 01/15/2033	14,238	0.0
8,000	Lockheed Martin Corp., 5.900%, 11/15/2063	8,401	0.0
10,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	10,057	0.0
11,000	Lowe’s Cos., Inc., 5.750%, 07/01/2053	10,847	0.0
8,000	Lowe’s Cos., Inc., 5.850%, 04/01/2063	7,806	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
30,000	LPL Holdings, Inc., 5.700%, 05/20/2027	$30,129	0.0
13,000	Marriott International, Inc., 4.875%, 05/15/2029	12,839	0.0
6,000	Marsh & McLennan Cos., Inc., 5.450%, 03/15/2054	5,838	0.0
23,000	Marvell Technology, Inc., 5.750%, 02/15/2029	23,493	0.0
7,000	Merck & Co., Inc., 4.500%, 05/17/2033	6,762	0.0
20,000	Meta Platforms, Inc., 4.450%, 08/15/2052	17,254	0.0
5,000	Meta Platforms, Inc., 4.650%, 08/15/2062	4,313	0.0
42,000	Meta Platforms, Inc., 5.750%, 05/15/2063	43,187	0.1
380,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	374,047	0.4
25,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	24,903	0.0
16,000	MidAmerican Energy Co., 5.850%, 09/15/2054	16,404	0.0
87,000	Mississippi Power Co. 12-A, 4.250%, 03/15/2042	71,747	0.1
19,000 (3)	Mohawk Industries, Inc., 5.850%, 09/18/2028	19,389	0.0
41,000	Mondelez International, Inc., 2.750%, 04/13/2030	36,357	0.0
25,000	Mondelez International, Inc., 4.750%, 02/20/2029	24,709	0.0
23,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	23,432	0.0
38,000 (2)	Morgan Stanley, 0.985%, 12/10/2026	35,547	0.0
30,000 (2)	Morgan Stanley, 1.512%, 07/20/2027	27,740	0.0
494,000 (2)	Morgan Stanley, 1.593%, 05/04/2027	460,738	0.4
19,000 (2)	Morgan Stanley, 2.484%, 09/16/2036	15,039	0.0
47,000 (2)	Morgan Stanley, 2.720%, 07/22/2025	46,913	0.1
210,000	Morgan Stanley, 3.125%, 07/27/2026	200,813	0.2
21,000 (2)	Morgan Stanley, 3.591%, 07/22/2028	19,975	0.0
82,000 (2)	Morgan Stanley, 5.164%, 04/20/2029	81,752	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
42,000 (2)	Morgan Stanley, 5.250%, 04/21/2034	$41,362	0.1
14,000 (2)	Morgan Stanley, 5.466%, 01/18/2035	13,969	0.0
19,000 (2)	Morgan Stanley, 5.831%, 04/19/2035	19,484	0.0
63,000 (2)	Morgan Stanley, 5.942%, 02/07/2039	62,338	0.1
39,000 (2)	Morgan Stanley, 5.948%, 01/19/2038	38,795	0.1
86,000 (2)	Morgan Stanley, 6.296%, 10/18/2028	88,761	0.1
22,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	21,836	0.0
28,000	MPLX L.P., 2.650%, 08/15/2030	24,140	0.0
12,000	MPLX L.P., 5.500%, 06/01/2034	11,823	0.0
267,000	National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	254,629	0.3
27,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	24,895	0.0
24,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 02/07/2031	23,771	0.0
18,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	18,510	0.0
8,000	Nevada Power Co., 6.000%, 03/15/2054	8,144	0.0
20,000 (2)	NextEra Energy Capital Holdings, Inc., 6.700%, 09/01/2054	20,042	0.0
19,000 (1)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	18,294	0.0
14,000	NMI Holdings, Inc., 6.000%, 08/15/2029	13,890	0.0
13,000	Norfolk Southern Corp., 2.550%, 11/01/2029	11,465	0.0
20,000	Norfolk Southern Corp., 5.050%, 08/01/2030	19,977	0.0
10,000	Norfolk Southern Corp., 5.550%, 03/15/2034	10,207	0.0
19,000	Norfolk Southern Corp., 5.950%, 03/15/2064	19,380	0.0
7,000	Northern States Power Co., 5.650%, 06/15/2054	6,991	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
50,000 (2)	Northern Trust Corp., 3.375%, 05/08/2032	$47,253	0.1
10,000	NSTAR Electric Co., 5.400%, 06/01/2034	10,013	0.0
22,000	Nucor Corp., 4.300%, 05/23/2027	21,531	0.0
107,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	107,618	0.1
40,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	40,966	0.1
21,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	21,054	0.0
5,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	5,219	0.0
10,000	OGE Energy Corp., 5.450%, 05/15/2029	10,080	0.0
56,000	Old Republic International Corp., 5.750%, 03/28/2034	55,889	0.1
20,000 (1)	Oncor Electric Delivery Co. LLC, 5.550%, 06/15/2054	19,629	0.0
222,000	Oracle Corp., 2.800%, 04/01/2027	208,483	0.2
44,000	Oracle Corp., 3.800%, 11/15/2037	36,275	0.0
31,000	Oracle Corp., 6.150%, 11/09/2029	32,436	0.0
46,000	O’Reilly Automotive, Inc., 3.600%, 09/01/2027	43,841	0.1
91,000	O’Reilly Automotive, Inc., 4.350%, 06/01/2028	88,567	0.1
13,000	Ovintiv, Inc., 5.650%, 05/15/2028	13,152	0.0
10,000	Ovintiv, Inc., 7.100%, 07/15/2053	10,980	0.0
23,000	PACCAR Financial Corp., 5.000%, 03/22/2034	22,926	0.0
10,000	Pacific Gas and Electric Co., 4.250%, 03/15/2046	7,559	0.0
8,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	6,160	0.0
13,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	10,322	0.0
11,000	Pacific Gas and Electric Co., 6.750%, 01/15/2053	11,428	0.0
5,000	Paramount Global, 4.950%, 05/19/2050	3,486	0.0
10,000	Paramount Global, 5.850%, 09/01/2043	7,869	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
40,000	PayPal Holdings, Inc., 5.150%, 06/01/2034	$39,523	0.1
10,000 (3)	PECO Energy Co., 4.900%, 06/15/2033	9,801	0.0
24,000 (1)	Pennsylvania Electric Co., 5.150%, 03/30/2026	23,851	0.0
95,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	94,986	0.1
70,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 6.200%, 06/15/2030	72,900	0.1
36,000	Philip Morris International, Inc., 4.875%, 02/13/2029	35,612	0.0
16,000	Philip Morris International, Inc., 5.250%, 02/13/2034	15,703	0.0
63,000	Phillips 66, 3.850%, 04/09/2025	62,182	0.1
77,000 (2)	PNC Financial Services Group, Inc., 5.492%, 05/14/2030	77,446	0.1
33,000 (2)	PNC Financial Services Group, Inc., 5.676%, 01/22/2035	33,190	0.0
78,000 (2)	PNC Financial Services Group, Inc. W, 6.250%, 12/31/2199	76,204	0.1
18,000	Prologis L.P., 2.250%, 01/15/2032	14,714	0.0
7,000	Prologis L.P., 5.250%, 03/15/2054	6,621	0.0
62,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	62,065	0.1
10,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	10,013	0.0
2,000	Public Service Electric and Gas Co., 3.800%, 03/01/2046	1,567	0.0
20,000	Public Service Electric and Gas Co., 5.200%, 08/01/2033	20,044	0.0
14,000 (3)	Public Service Electric and Gas Co., 5.200%, 03/01/2034	14,011	0.0
72,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	59,320	0.1
66,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	65,834	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
18,000	Puget Sound Energy, Inc., 3.250%, 09/15/2049	$11,894	0.0
10,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	8,565	0.0
10,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	8,882	0.0
16,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	17,133	0.0
62,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	53,741	0.1
23,000	Realty Income Corp., 5.125%, 02/15/2034	22,334	0.0
25,000 (2)	Regions Financial Corp., 5.722%, 06/06/2030	24,992	0.0
15,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	11,972	0.0
6,000	Reynolds American, Inc., 5.850%, 08/15/2045	5,540	0.0
25,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	25,073	0.0
23,000	Ross Stores, Inc., 4.700%, 04/15/2027	22,746	0.0
42,000	Royalty Pharma PLC, 2.200%, 09/02/2030	35,017	0.0
20,000	Royalty Pharma PLC, 5.150%, 09/02/2029	19,835	0.0
27,000	Ryder System, Inc., 5.250%, 06/01/2028	27,065	0.0
4,000	Ryder System, Inc., 5.375%, 03/15/2029	4,017	0.0
53,000	Ryder System, Inc., 5.500%, 06/01/2029	53,519	0.1
3,000 (3)	Ryder System, Inc., 6.300%, 12/01/2028	3,124	0.0
19,000	Ryder System, Inc., 6.600%, 12/01/2033	20,299	0.0
13,000 (3)	S&P Global, Inc., 1.250%, 08/15/2030	10,512	0.0
48,000	S&P Global, Inc., 2.700%, 03/01/2029	43,527	0.1
27,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	26,806	0.0
52,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	47,377	0.1
30,000 (1)	Solventum Corp., 5.450%, 03/13/2031	29,631	0.0
23,000 (1)	Solventum Corp., 5.600%, 03/23/2034	22,600	0.0
8,000 (1)	Solventum Corp., 5.900%, 04/30/2054	7,652	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
20,000	Southern California Edison Co., 5.450%, 06/01/2031	$20,151	0.0
14,000	Southern California Gas Co., 5.200%, 06/01/2033	13,833	0.0
36,000	Southern Co., 5.113%, 08/01/2027	35,929	0.0
13,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	12,606	0.0
15,000	Southwestern Public Service Co., 6.000%, 06/01/2054	14,970	0.0
90,000	Sprint Capital Corp., 6.875%, 11/15/2028	95,474	0.1
100,000	Sprint Capital Corp., 8.750%, 03/15/2032	120,370	0.1
30,000 (2)	State Street Corp., 5.684%, 11/21/2029	30,706	0.0
54,000 (2)	State Street Corp., 6.123%, 11/21/2034	56,113	0.1
39,000	Sun Communities Operating L.P., 5.500%, 01/15/2029	39,025	0.1
20,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	20,119	0.0
8,000	Targa Resources Corp., 4.200%, 02/01/2033	7,197	0.0
10,000	Targa Resources Corp., 6.500%, 03/30/2034	10,594	0.0
10,000 (1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	6,657	0.0
42,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	35,782	0.0
29,000	Texas Instruments, Inc., 5.050%, 05/18/2063	26,972	0.0
71,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	71,120	0.1
13,000	Thermo Fisher Scientific, Inc., 5.404%, 08/10/2043	13,000	0.0
27,000	Time Warner Cable LLC, 5.500%, 09/01/2041	22,506	0.0
24,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	22,442	0.0
13,000	T-Mobile USA, Inc., 6.000%, 06/15/2054	13,454	0.0
37,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	38,022	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
10,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	$9,028	0.0
30,000 (2)(3)	Truist Financial Corp., 4.916%, 07/28/2033	27,779	0.0
96,000 (2)	Truist Financial Corp., 5.435%, 01/24/2030	95,769	0.1
36,000 (2)	Truist Financial Corp., 5.711%, 01/24/2035	35,859	0.0
27,000	Tyson Foods, Inc., 5.400%, 03/15/2029	27,045	0.0
7,000	Union Pacific Corp., 3.750%, 02/05/2070	4,891	0.0
9,000 (3)	Union Pacific Corp., 4.050%, 11/15/2045	7,327	0.0
50,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	35,949	0.0
25,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	18,463	0.0
17,000 (3)	UnitedHealth Group, Inc., 5.000%, 04/15/2034	16,786	0.0
12,000	UnitedHealth Group, Inc., 5.050%, 04/15/2053	11,123	0.0
18,000	UnitedHealth Group, Inc., 5.200%, 04/15/2063	16,678	0.0
14,000	UnitedHealth Group, Inc., 5.375%, 04/15/2054	13,610	0.0
14,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	13,566	0.0
19,728	US Airways Pass Through Trust 2012-1, A, 5.900%, 04/01/2026	19,715	0.0
38,000 (2)	US Bancorp, 5.384%, 01/23/2030	38,109	0.1
200,000	Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	194,003	0.2
16,000	Verizon Communications, Inc., 1.750%, 01/20/2031	12,953	0.0
14,000	Verizon Communications, Inc., 2.550%, 03/21/2031	11,898	0.0
96,000	Verizon Communications, Inc., 4.125%, 08/15/2046	77,680	0.1
38,000	Verizon Communications, Inc., 4.400%, 11/01/2034	35,229	0.0
16,000	Verizon Communications, Inc., 5.500%, 02/23/2054	15,674	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
72,000	Viatris, Inc., 2.700%, 06/22/2030	$61,140	0.1
8,000	Viatris, Inc., 3.850%, 06/22/2040	5,846	0.0
74,000	VMware, Inc., 1.400%, 08/15/2026	68,155	0.1
48,000	Walmart, Inc., 4.000%, 04/15/2030	46,628	0.1
71,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	67,426	0.1
8,000	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	6,511	0.0
12,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	9,349	0.0
2,000	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	1,562	0.0
20,000	Waste Management, Inc., 4.625%, 02/15/2030	19,686	0.0
23,000	Waste Management, Inc., 4.875%, 02/15/2034	22,557	0.0
9,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	8,945	0.0
13,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	12,968	0.0
42,000 (2)	Wells Fargo & Co., 2.164%, 02/11/2026	41,096	0.1
25,000 (2)	Wells Fargo & Co., 2.188%, 04/30/2026	24,281	0.0
312,000	Wells Fargo & Co., 3.000%, 10/23/2026	296,442	0.3
47,000 (2)	Wells Fargo & Co., 3.526%, 03/24/2028	44,839	0.1
25,000 (2)	Wells Fargo & Co., 4.540%, 08/15/2026	24,697	0.0
38,000 (2)	Wells Fargo & Co., 5.389%, 04/24/2034	37,581	0.1
12,000 (2)	Wells Fargo & Co., 5.557%, 07/25/2034	11,996	0.0
24,000	Western Midstream Operating L.P., 4.750%, 08/15/2028	23,480	0.0
42,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	41,188	0.1
8,000	Westlake Corp., 3.125%, 08/15/2051	5,046	0.0
21,000	Weyerhaeuser Co., 4.750%, 05/15/2026	20,767	0.0
10,000	Williams Cos., Inc., 4.900%, 03/15/2029	9,867	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
26,000	Willis North America, Inc., 5.900%, 03/05/2054	$25,221	0.0
15,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	14,913	0.0
26,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	26,165	0.0
		18,816,570	17.7

	Total Corporate Bonds/Notes (Cost $21,761,914)	21,019,961	19.7
SOVEREIGN BONDS: 19.1%
	Australia: 0.3%
AUD558,000 (1)	Queensland Treasury Corp., 1.750%, 07/20/2034	275,453	0.3

	Belgium: 0.7%
786,000 (1)(3)	Kingdom of Belgium Government International Bond, 4.875%, 06/10/2055	784,979	0.7

	Brazil: 0.4%
BRL650,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 08/15/2050	486,182	0.4

	Canada: 0.8%
CAD575,000	Canadian Government Bond 0002, 2.000%, 12/01/2051	314,570	0.3
571,000	Province of British Columbia Canada, 4.200%, 07/06/2033	547,866	0.5
		862,436	0.8

	China: 10.5%
CNY1,780,000	China Government Bond 1824, 4.080%, 10/22/2048	318,629	0.3
CNY29,640,000	China Government Bond 1827, 3.250%, 11/22/2028	4,317,451	4.0
CNY12,880,000	China Government Bond 1906, 3.290%, 05/23/2029	1,887,023	1.8
CNY6,880,000	China Government Bond 1907, 3.250%, 06/06/2026	977,093	0.9
CNY1,400,000	China Government Bond INBK, 2.520%, 08/25/2033	197,195	0.2

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	China: (continued)
CNY13,660,000	China Government Bond INBK, 2.850%, 06/04/2027	$1,937,039	1.8
CNY4,500,000	China Government Bond INBK, 2.880%, 02/25/2033	652,135	0.6
CNY1,270,000	China Government Bond INBK, 3.320%, 04/15/2052	204,962	0.2
CNY4,120,000	China Government Bond SH, 2.690%, 08/15/2032	587,632	0.6
CNY550,000	China Government Bond SZ, 3.190%, 04/15/2053	86,896	0.1
		11,166,055	10.5

	Czechia: 0.1%
CZK3,950,000	Czech Republic Government Bond 105, 2.750%, 07/23/2029	158,997	0.1

	Germany: 0.3%
EUR30,000	Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	29,943	0.0
EUR200,000	Bundesrepublik Deutschland Bundesanleihe, 1.250%, 08/15/2048	160,452	0.2
EUR120,000	Bundesrepublik Deutschland Bundesanleihe, 2.730%, 08/15/2026	121,425	0.1
		311,820	0.3

	Indonesia: 0.4%
IDR6,452,000,000	Indonesia Treasury Bond FR79, 8.375%, 04/15/2039	440,312	0.4

	Italy: 0.4%
EUR438,000 (1)	Italy Buoni Poliennali Del Tesoro 30Y, 3.850%, 09/01/2049	424,608	0.4

	Malaysia: 1.6%
MYR7,864,000	Malaysia Government Bond 0419, 3.828%, 07/05/2034	1,661,984	1.6

	Mexico: 1.0%
MXN21,600,000 (3)	Mexican Bonos M, 7.750%, 05/29/2031	1,054,468	1.0

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Poland: 0.2%
PLN650,000	Republic of Poland Government Bond 0728, 7.500%, 07/25/2028	$173,524	0.2

	Spain: 1.5%
EUR870,000 (1)	Spain Government Bond, 1.450%, 04/30/2029	867,116	0.8
EUR908,000 (1)	Spain Government Bond 30Y, 2.700%, 10/31/2048	793,281	0.7
		1,660,397	1.5

	Supranational: 0.4%
400,000 (4)	European Bank for Reconstruction & Development, 20.000%, 03/19/2025	399,120	0.4

	Thailand: 0.5%
THB17,994,000	Thailand Government Bond, 2.875%, 12/17/2028	499,110	0.5

	Total Sovereign Bonds (Cost $21,695,104)	20,359,445	19.1
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.5%
	Mexico: 0.0%
23,264 (4)	Su Casita 2006-1U A, 6.100%, 09/25/2035	1,247	0.0

	United States: 13.5%
115,303 (2)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.826%, 05/25/2036	98,566	0.1
32,413 (2)	Alternative Loan Trust 2005-53T2 2A6, 5.960%, (TSFR1M + 0.614%), 11/25/2035	17,440	0.0
57,695	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	28,089	0.0
128,043	Banc of America Funding Trust 2005-1 1A1, 5.500%, 02/25/2035	121,265	0.1
13,111	CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/2035	12,318	0.0
25,031	CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	20,038	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
174,898	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	$83,173	0.1
23,903 (2)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 6.180%, 05/25/2035	22,557	0.0
144,779	CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	126,223	0.1
347,458 (1)(2)	COLT Mortgage Loan Trust 2021-2 A1, 0.924%, 08/25/2066	281,492	0.3
206,778 (1)(2)	COLT Mortgage Loan Trust 2021-3 A1, 0.956%, 09/27/2066	166,032	0.2
19,221 (1)(2)	Fannie Mae Connecticut Avenue Securities 2019-R01 2M2, 7.900%, (SOFR30A + 2.564%), 07/25/2031	19,223	0.0
4,354 (5)	Fannie Mae Interest Strip 294 2, 7.000%, 02/25/2028	371	0.0
59,911 (5)	Fannie Mae Interest Strip 319 2, 6.500%, 02/25/2032	9,555	0.0
19,790 (5)	Fannie Mae Interest Strip 328 2, 6.000%, 12/25/2032	3,065	0.0
9,332 (5)	Fannie Mae Interest Strip 331 5, 6.000%, 02/25/2033	1,406	0.0
11,394 (5)	Fannie Mae Interest Strip 332 2, 6.000%, 03/25/2033	1,816	0.0
8,923 (5)	Fannie Mae Interest Strip 334 12, 6.000%, 03/25/2033	1,351	0.0
11,574 (5)	Fannie Mae Interest Strip 338 2, 5.500%, 07/25/2033	1,784	0.0
5,054 (5)	Fannie Mae Interest Strip 356 10, 5.500%, 06/25/2035	845	0.0
5,038 (5)	Fannie Mae Interest Strip 364 15, 6.000%, 09/25/2035	760	0.0
176,390 (5)	Fannie Mae Interest Strip 418 5, 3.500%, 08/25/2043	25,810	0.0
235,440 (2)(5)	Fannie Mae Interest Strip 418 80, 3.500%, 08/25/2033	21,500	0.0
110,580 (5)	Fannie Mae Interest Strip 424 C14, 4.000%, 01/25/2048	19,111	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
1,585	Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	$1,580	0.0
3,475	Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	3,513	0.0
19,930 (2)(5)	Fannie Mae REMIC Trust 2002-12 SB, 2.300%, (-1.000*SOFR30A + 7.636%), 07/25/2031	1,580	0.0
13,361 (2)(5)	Fannie Mae REMIC Trust 2002-2 SW, 2.300%, (-1.000*SOFR30A + 7.636%), 02/25/2032	1,145	0.0
5,191	Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	5,322	0.0
2,218 (2)	Fannie Mae REMIC Trust 2002-29 F, 6.450%, (SOFR30A + 1.114%), 04/25/2032	2,243	0.0
5,060 (2)(5)	Fannie Mae REMIC Trust 2002-41 S, 2.500%, (-1.000*SOFR30A + 7.836%), 07/25/2032	286	0.0
683 (2)	Fannie Mae REMIC Trust 2002-64 FJ, 6.450%, (SOFR30A + 1.114%), 04/25/2032	688	0.0
1,532 (2)	Fannie Mae REMIC Trust 2002-68 FH, 5.948%, (SOFR30A + 0.614%), 10/18/2032	1,526	0.0
238,462 (2)(5)	Fannie Mae REMIC Trust 2002-77 JS, 2.552%, (-1.000*SOFR30A + 7.886%), 12/18/2032	21,586	0.0
6,334 (2)	Fannie Mae REMIC Trust 2002-84 FB, 6.450%, (SOFR30A + 1.114%), 12/25/2032	6,409	0.0
6,334 (2)	Fannie Mae REMIC Trust 2003-11 FA, 6.450%, (SOFR30A + 1.114%), 09/25/2032	6,408	0.0
1,306 (2)	Fannie Mae REMIC Trust 2003-116 FA, 5.850%, (SOFR30A + 0.514%), 11/25/2033	1,302	0.0
8,505 (5)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	1,454	0.0
8,633 (5)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	1,511	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
164,339 (2)(5)	Fannie Mae REMIC Trust 2004-56 SE, 2.100%, (-1.000*SOFR30A + 7.436%), 10/25/2033	$15,147	0.0
9,805 (2)	Fannie Mae REMIC Trust 2005-25 PS, 4.181%, (-1.000*SOFR30A + 27.656%), 04/25/2035	11,061	0.0
3,050 (2)(5)	Fannie Mae REMIC Trust 2005-40 SB, 1.300%, (-1.000*SOFR30A + 6.636%), 05/25/2035	102	0.0
65	Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	64	0.0
65,222 (2)	Fannie Mae REMIC Trust 2005-74 DK, 2.201%, (-1.000*SOFR30A + 23.542%), 07/25/2035	61,830	0.1
149,592 (2)	Fannie Mae REMIC Trust 2005-87 SB, 3.851%, (-1.000*SOFR30A + 23.414%), 10/25/2035	149,511	0.2
72,758 (2)	Fannie Mae REMIC Trust 2006-104 ES, 6.201%, (-1.000*SOFR30A + 32.878%), 11/25/2036	89,146	0.1
6,303 (2)	Fannie Mae REMIC Trust 2006-11 PS, 4.584%, (-1.000*SOFR30A + 24.147%), 03/25/2036	7,062	0.0
12,179 (2)	Fannie Mae REMIC Trust 2006-46 SW, 4.217%, (-1.000*SOFR30A + 23.779%), 06/25/2036	13,046	0.0
2,918,873 (2)(5)	Fannie Mae REMIC Trust 2006-51 SA, 1.120%, (-1.000*SOFR30A + 6.456%), 06/25/2036	207,966	0.2
24,615 (2)(5)	Fannie Mae REMIC Trust 2006-90 SX, 1.780%, (-1.000*SOFR30A + 7.116%), 09/25/2036	1,636	0.0
3,199,697 (2)(5)	Fannie Mae REMIC Trust 2007-116 DI, 0.490%, (-1.000*SOFR30A + 5.826%), 01/25/2038	222,691	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
20,718 (2)(5)	Fannie Mae REMIC Trust 2007-88 XI, 1.090%, (-1.000*SOFR30A + 6.426%), 06/25/2037	$1,752	0.0
175,660 (2)(5)	Fannie Mae REMIC Trust 2007-89 SB, 1.100%, (-1.000*SOFR30A + 6.436%), 09/25/2037	12,432	0.0
578,017 (2)(5)	Fannie Mae REMIC Trust 2007-94 SG, 1.000%, (-1.000*SOFR30A + 6.336%), 10/25/2037	48,347	0.1
248,774 (2)	Fannie Mae REMIC Trust 2010-109 SN, 0.890%, (-1.000*SOFR30A + 24.428%), 10/25/2040	225,896	0.2
138,929	Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	133,584	0.1
1,162,172 (2)(5)	Fannie Mae REMIC Trust 2011-55 SK, 1.110%, (-1.000*SOFR30A + 6.446%), 06/25/2041	110,545	0.1
836,409 (2)(5)	Fannie Mae REMIC Trust 2011-86 NS, 0.500%, (-1.000*SOFR30A + 5.836%), 09/25/2041	46,882	0.1
222,107 (2)(5)	Fannie Mae REMIC Trust 2012-10 US, 1.000%, (-1.000*SOFR30A + 6.336%), 02/25/2042	22,233	0.0
354,200 (5)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	48,059	0.1
1,096,609 (2)(5)	Fannie Mae REMIC Trust 2012-133 PS, 0.750%, (-1.000*SOFR30A + 6.086%), 03/25/2042	62,288	0.1
1,084,900 (5)	Fannie Mae REMIC Trust 2012-138 DI, 3.000%, 12/25/2027	28,185	0.0
930,886 (2)(5)	Fannie Mae REMIC Trust 2012-144 SB, 0.650%, (-1.000*SOFR30A + 5.986%), 01/25/2043	88,077	0.1
459,672 (2)(5)	Fannie Mae REMIC Trust 2012-27 SB, 0.530%, (-1.000*SOFR30A + 5.866%), 11/25/2041	17,298	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
526,697 (5)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	$42,434	0.0
7,524,011 (2)(5)	Fannie Mae REMIC Trust 2019-15 SA, 0.550%, (-1.000*SOFR30A + 5.886%), 04/25/2049	711,630	0.7
1,923,868 (5)	Fannie Mae REMIC Trust 2020-3 DI, 3.500%, 02/25/2050	351,305	0.3
13,297,353 (5)	Fannie Mae REMIC Trust 2021-4 IN, 2.500%, 02/25/2051	1,699,821	1.6
3,901	Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	3,892	0.0
1,769 (5)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	142	0.0
10,953 (5)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	942	0.0
5,519 (2)	Freddie Mac REMIC Trust 2122 F, 5.898%, (SOFR30A + 0.564%), 02/15/2029	5,499	0.0
8,064 (2)(5)	Freddie Mac REMIC Trust 2134 SB, 2.252%, (-1.000*SOFR30A + 7.586%), 03/15/2029	194	0.0
16,046 (2)(5)	Freddie Mac REMIC Trust 2136 SG, 2.202%, (-1.000*SOFR30A + 7.536%), 03/15/2029	672	0.0
16,252 (2)(5)	Freddie Mac REMIC Trust 2177 SB, 3.502%, (-1.000*SOFR30A + 8.836%), 08/15/2029	721	0.0
3,723 (2)	Freddie Mac REMIC Trust 2344 FP, 6.398%, (SOFR30A + 1.064%), 08/15/2031	3,766	0.0
1,645 (2)	Freddie Mac REMIC Trust 2412 GF, 6.398%, (SOFR30A + 1.064%), 02/15/2032	1,661	0.0
11,730	Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	12,048	0.0
2,078 (2)	Freddie Mac REMIC Trust 2464 FI, 6.448%, (SOFR30A + 1.114%), 02/15/2032	2,095	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
2,132 (2)	Freddie Mac REMIC Trust 2470 LF, 6.448%, (SOFR30A + 1.114%), 02/15/2032	$2,156	0.0
2,888 (2)	Freddie Mac REMIC Trust 2471 FD, 6.448%, (SOFR30A + 1.114%), 03/15/2032	2,921	0.0
2,348 (2)	Freddie Mac REMIC Trust 2504 FP, 5.948%, (SOFR30A + 0.614%), 03/15/2032	2,336	0.0
8,322 (2)	Freddie Mac REMIC Trust 2551 LF, 5.948%, (SOFR30A + 0.614%), 01/15/2033	8,317	0.0
109,775	Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	109,781	0.1
97,493	Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	97,567	0.1
18,965 (2)	Freddie Mac REMIC Trust 3001 HT, 8.000%, (-1.000*SOFR30A + 43.903%), 05/15/2035	19,363	0.0
12,660 (2)(5)	Freddie Mac REMIC Trust 3004 SB, 0.702%, (-1.000*SOFR30A + 6.036%), 07/15/2035	344	0.0
4,575 (2)	Freddie Mac REMIC Trust 3025 SJ, 4.776%, (-1.000*SOFR30A + 24.330%), 08/15/2035	5,186	0.0
372,536 (2)(5)	Freddie Mac REMIC Trust 3223 S, 0.502%, (-1.000*SOFR30A + 5.836%), 10/15/2036	21,174	0.0
2,695,618 (2)(5)	Freddie Mac REMIC Trust 3502 DL, 0.552%, (-1.000*SOFR30A + 5.886%), 01/15/2039	203,704	0.2
785,907 (2)(5)	Freddie Mac REMIC Trust 3505 SA, 0.552%, (-1.000*SOFR30A + 5.886%), 01/15/2039	54,037	0.1
5,107,836 (2)(5)	Freddie Mac REMIC Trust 3582 SL, 0.702%, (-1.000*SOFR30A + 6.036%), 10/15/2039	402,127	0.4

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
887,243 (2)(5)	Freddie Mac REMIC Trust 3702 S, 9.646%, (-1.000*SOFR30A + 4.336%), 05/15/2036	$19,770	0.0
285,455 (2)(5)	Freddie Mac REMIC Trust 3925 SD, 0.602%, (-1.000*SOFR30A + 5.936%), 07/15/2040	5,037	0.0
336,996 (5)	Freddie Mac REMIC Trust 4120 IK, 3.000%, 10/15/2032	26,571	0.0
2,603,038 (2)(5)	Freddie Mac REMIC Trust 4136 LS, 0.702%, (-1.000*SOFR30A + 6.036%), 11/15/2042	235,999	0.2
327,832 (2)(5)	Freddie Mac REMIC Trust 4136 SW, 0.802%, (-1.000*SOFR30A + 6.136%), 11/15/2032	14,019	0.0
230,271 (5)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	32,147	0.0
3,469,350 (5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	548,428	0.5
704,656 (5)	Freddie Mac REMIC Trust 4624 BI, 5.500%, 04/15/2036	130,482	0.1
500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 M1B, 7.185%, (SOFR30A + 1.850%), 01/25/2042	506,211	0.5
300,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 M1B, 7.735%, (SOFR30A + 2.400%), 02/25/2042	307,813	0.3
500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 M2, 9.085%, (SOFR30A + 3.750%), 02/25/2042	525,784	0.5
600,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 10.585%, (SOFR30A + 5.250%), 03/25/2042	650,431	0.6
131,343 (2)	Ginnie Mae 2007-8 SP, 4.367%, (-1.000*TSFR1M + 21.677%), 03/20/2037	146,960	0.1
650,224 (2)(5)	Ginnie Mae 2010-68 MS, 0.397%, (-1.000*TSFR1M + 5.736%), 06/20/2040	47,857	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
384,238 (2)(5)	Ginnie Mae 2012-97 SC, 1.257%, (-1.000*TSFR1M + 6.586%), 07/16/2041	$19,256	0.0
6,066,514 (2)(5)	Ginnie Mae 2014-133 BS, 0.147%, (-1.000*TSFR1M + 5.486%), 09/20/2044	402,088	0.4
79,864 (2)	GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 5.880%, (TSFR1M + 0.534%), 04/25/2036	67,768	0.1
9,287 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	8,519	0.0
7,505 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	6,789	0.0
450,214 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B1A, 3.423%, 10/25/2050	382,484	0.4
174,537 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ1 A4, 2.500%, 05/28/2052	136,963	0.1
359,179 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ6 A24, 3.000%, 01/25/2053	294,029	0.3
514,099 (1)(2)	GS Mortgage-Backed Securities Trust 2023-PJ2 A16, 5.500%, 05/25/2053	505,635	0.5
3,442 (2)	GSR Mortgage Loan Trust 2005-AR6 1A4, 6.455%, 09/25/2035	3,395	0.0
314,358 (2)	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 5.880%, (TSFR1M + 0.534%), 04/25/2046	257,175	0.3
351,073 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 A3, 3.000%, 11/25/2052	291,336	0.3
805,751 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 A3A, 5.000%, 07/25/2053	771,967	0.7
300,817 (2)	JP Morgan Mortgage Trust 2005-A4 B1, 5.992%, 07/25/2035	274,048	0.3
23,139 (2)	JP Morgan Mortgage Trust 2007-A1 7A1, 5.601%, 07/25/2035	21,755	0.0
226,907 (1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.766%, 08/25/2047	206,080	0.2

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
154,156 (1)(2)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	$134,768	0.1
33,226 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	29,459	0.0
4,943 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	4,766	0.0
109,797 (2)	Lehman XS Trust Series 2005-5N 1A2, 5.820%, (TSFR1M + 0.474%), 11/25/2035	105,214	0.1
28,644 (2)	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 6.649%, 04/25/2036	26,859	0.0
200,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	187,287	0.2
141,691 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	111,450	0.1
1,109,976 (2)(5)	RALI Series Trust 2006-QO1 X2, 2.299%, 02/25/2046	52,882	0.1
4,293 (1)(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	3,921	0.0
2,731,511 (2)(5)	WaMu Mortgage Pass-Through Certificates 2005-AR11 X, 1.410%, 08/25/2045	2,720	0.0
19,688 (2)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.478%, 10/25/2036	17,351	0.0
68,251 (2)	WaMu Mortgage Pass-Through Certificates 2006-AR8 1A4, 4.394%, 08/25/2046	58,815	0.1
148,045 (2)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 4.209%, 12/25/2036	128,161	0.1
33,577 (2)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 5.890%, (TSFR1M + 0.544%), 06/25/2037	27,228	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
89,127 (1)(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.754%, 08/20/2045	$79,619	0.1
		14,348,314	13.5

	Total Collateralized Mortgage Obligations (Cost $18,066,104)	14,349,561	13.5
MUTUAL FUNDS: 12.2%
	United States: 12.2%
475,714	Voya VACS Series EMCD Fund	4,076,865	3.8
339,126	Voya VACS Series EMHCD Fund	3,530,302	3.3
534,277	Voya VACS Series HYB Fund	5,438,939	5.1
		13,046,106	12.2

	Total Mutual Funds (Cost $13,389,702)	13,046,106	12.2
COMMERCIAL MORTGAGE-BACKED SECURITIES: 10.1%
	United States: 10.1%
250,000 (1)	ARZ Trust 2024-BILT C, 6.361%, 06/11/2029	251,708	0.2
5,480,155 (2)(5)	BANK 2017-BNK5 XA, 1.073%, 06/15/2060	120,243	0.1
1,948,000 (1)(2)(5)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	72,468	0.1
923,827 (2)(5)	BANK 2019-BN16 XA, 1.096%, 02/15/2052	31,544	0.0
8,813,039 (2)(5)	BANK 2019-BN21 XA, 0.956%, 10/17/2052	301,622	0.3
8,020,000 (1)(2)(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	43,097	0.0
210,000 (1)	Benchmark Mortgage Trust 2019-B9 D, 3.000%, 03/15/2052	131,602	0.1
1,132,591 (2)(5)	Benchmark Mortgage Trust 2019-B9 XA, 1.181%, 03/15/2052	40,430	0.0
2,873,200 (2)(5)	Benchmark Mortgage Trust 2020-B18 XA, 1.908%, 07/15/2053	170,020	0.2
350,000 (1)(2)	BLP Commercial Mortgage Trust 2024-IND2 B, 7.020%, (TSFR1M + 1.692%), 03/15/2041	347,605	0.3
191,565 (1)(2)	BX 2021-MFM1 D, 6.943%, (TSFR1M + 1.614%), 01/15/2034	188,755	0.2

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
315,000 (1)(2)	BX Commercial Mortgage Trust 2021-21M E, 7.614%, (TSFR1M + 2.285%), 10/15/2036	$309,033	0.3
625,000 (1)(2)	BX Trust 2021-ARIA C, 7.089%, (TSFR1M + 1.760%), 10/15/2036	614,880	0.6
450,000 (1)(2)	BX Trust 2021-LBA EJV, 7.443%, (TSFR1M + 2.114%), 02/15/2036	438,198	0.4
275,000 (1)(2)	BX Trust 2021-LGCY D, 6.745%, (TSFR1M + 1.416%), 10/15/2036	267,669	0.2
503,608 (1)(2)	BX Trust 2021-SDMF D, 6.830%, (TSFR1M + 1.501%), 09/15/2034	489,987	0.5
1,466,192 (2)(5)	CD Mortgage Trust 2016-CD1 XA, 1.478%, 08/10/2049	25,995	0.0
625,000 (2)	Citigroup Commercial Mortgage Trust 2016-P4 C, 4.095%, 07/10/2049	525,916	0.5
200,000 (2)	Citigroup Commercial Mortgage Trust 2016-P5 B, 3.698%, 10/10/2049	175,234	0.2
2,456,201 (2)(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.126%, 10/12/2050	61,421	0.1
3,520,812 (2)(5)	COMM Mortgage Trust 2016-CR28 XA, 0.779%, 02/10/2049	25,855	0.0
6,143,643 (1)(2)(5)	Commercial Mortgage Pass Through Certificates 2012-LTRT XA, 0.928%, 10/05/2030	12,981	0.0
500,000	CSAIL Commercial Mortgage Trust 2021-C20 A3, 2.805%, 03/15/2054	429,335	0.4
4,042,914 (2)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.967%, 11/25/2030	175,992	0.2
2,051,762 (2)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.436%, 07/25/2035	203,773	0.2
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
2,109,000 (5)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.467%, 12/25/2029	$108,049	0.1
238,000 (1)	GAM RE-REMIC Trust 2022-FRR3 BK71, 2.000%, 11/27/2050	195,301	0.2
92,000 (1)(6)	GAM RE-REMIC Trust 2022-FRR3 C728, 0.000%, 08/27/2050	90,053	0.1
95,000 (1)(6)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	87,537	0.1
92,000 (1)(6)	GAM RE-REMIC Trust 2022-FRR3 D728, 0.000%, 08/27/2050	89,436	0.1
75,000 (1)(6)	GAM RE-REMIC Trust 2022-FRR3 DK41, 0.000%, 10/27/2047	72,497	0.1
95,000 (1)(6)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	86,403	0.1
171,000 (1)	GAM RE-REMIC TRUST 2021-FRR2 BK78, 2.393%, 09/27/2051	135,008	0.1
130,000 (1)(6)	GAM RE-REMIC TRUST 2021-FRR2 C730, 0.000%, 09/27/2051	123,795	0.1
159,000 (1)(6)	GAM RE-REMIC TRUST 2021-FRR2 CK44, 0.000%, 09/27/2051	150,358	0.1
129,000 (1)	GAM RE-REMIC TRUST 2021-FRR2 CK49, 1.007%, 09/27/2051	118,291	0.1
109,000 (1)(6)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	72,876	0.1
130,000 (1)(6)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	123,105	0.1
129,000 (1)(6)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	114,435	0.1
2,201,132 (2)(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.154%, 05/10/2050	49,668	0.0
4,778,014 (2)(5)	GS Mortgage Securities Trust 2019-GC42 XA, 0.933%, 09/10/2052	166,547	0.2

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
858,185 (2)(5)	GS Mortgage Securities Trust 2020-GC47 XA, 1.241%, 05/12/2053	$42,468	0.0
500,000 (1)(2)	GWT 2024-WLF2 A, 7.020%, (TSFR1M + 1.691%), 05/15/2041	500,580	0.5
275,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH E, 7.533%, (TSFR1M + 1.954%), 06/15/2038	239,828	0.2
600,000 (1)(2)	KSL Commercial Mortgage Trust 2023-HT A, 7.619%, (TSFR1M + 2.290%), 12/15/2036	602,770	0.6
2,107,486 (1)(2)(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.986%, 03/10/2050	34,078	0.0
597,134 (1)(2)	Med Trust 2021-MDLN D, 7.443%, (TSFR1M + 2.114%), 11/15/2038	597,451	0.6
18,750,000 (1)(2)(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 2014-C19 XB, 0.525%, 12/15/2047	48,998	0.0
1,695,881 (5)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.410%, 05/15/2054	99,200	0.1
90,000 (1)	RFM Reremic Trust 2022-FRR1 AB55, 0.990%, 03/28/2049	78,281	0.1
80,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.390%, 11/08/2049	69,858	0.1
110,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB64, 2.250%, 03/01/2050	95,323	0.1
30,000 (1)(6)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	25,556	0.0
30,000 (1)(6)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	23,808	0.0
750,000 (1)(2)	SMRT 2022-MINI B, 6.679%, (TSFR1M + 1.350%), 01/15/2039	739,608	0.7
5,808,718 (2)(5)	UBS Commercial Mortgage Trust 2018-C9 XA, 1.077%, 03/15/2051	161,472	0.1

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
200,000	Wells Fargo Commercial Mortgage Trust 2014-LC18 B, 3.959%, 12/15/2047	$196,617	0.2
		10,794,618	10.1

	Total Commercial Mortgage-Backed Securities (Cost $11,042,441)	10,794,618	10.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.0%
	Federal Home Loan Mortgage Corporation: 0.4%(7)
277,201 (7)	3.500%, 01/01/2048	250,986	0.2
25,835 (7)	4.000%, 09/01/2045	24,175	0.0
26,489 (7)	4.000%, 09/01/2045	24,703	0.0
41,075 (7)	4.000%, 09/01/2045	38,522	0.0
51,266 (7)	4.000%, 09/01/2045	48,080	0.1
42,471 (7)	4.000%, 05/01/2046	39,832	0.1
1,927 (7)	5.000%, 12/01/2034	1,904	0.0
6,322 (7)	6.000%, 02/01/2034	6,449	0.0
960 (7)	6.500%, 08/01/2032	991	0.0
1,832 (7)	6.500%, 07/01/2034	1,886	0.0
4,747 (7)	6.500%, 07/01/2034	4,888	0.0
		442,416	0.4
	Federal National Mortgage Association: 0.0%(7)
31,252 (2)(7)	6.318%, (US0012M + 1.779%), 10/01/2036	32,171	0.0

	Government National Mortgage Association: 2.8%
1,656,588	2.500%, 05/20/2051	1,393,221	1.3
1,767,000 (8)	3.000%, 07/15/2054	1,539,775	1.5
12,675	5.000%, 04/15/2034	12,656	0.0
4,940	6.500%, 02/20/2035	5,016	0.0
		2,950,668	2.8
	Uniform Mortgage-Backed Securities: 6.8%
1,725,848	2.000%, 02/01/2052	1,358,196	1.3
15,418	2.500%, 06/01/2030	14,533	0.0
20,041	2.500%, 06/01/2030	18,868	0.0
8,365	2.500%, 07/01/2030	7,871	0.0
1,873,000 (8)	2.500%, 07/15/2054	1,529,641	1.4
591,000 (8)	3.000%, 07/01/2054	502,812	0.5
468,000 (8)	3.500%, 07/01/2054	414,253	0.4
26,477	4.000%, 05/01/2045	24,808	0.0
510,013	4.000%, 04/01/2049	473,587	0.5
1,112,000 (8)	4.500%, 07/01/2054	1,048,451	1.0
1,437,681	5.000%, 10/01/2052	1,392,505	1.3
363,000 (8)	5.000%, 07/01/2054	350,862	0.3
95	5.500%, 09/01/2024	94	0.0
24,782	6.000%, 11/01/2034	25,290	0.0
42,388	6.000%, 04/01/2035	43,258	0.1
13,041	6.500%, 12/01/2029	13,279	0.0
6,310	6.500%, 01/01/2034	6,426	0.0
39	7.000%, 04/01/2033	40	0.0
6,179	7.500%, 09/01/2032	6,349	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities: (continued)
10,944	7.500%, 01/01/2033	$11,156	0.0
		7,242,279	6.8

	Total U.S. Government Agency Obligations (Cost $11,129,185)	10,667,534	10.0
ASSET-BACKED SECURITIES: 9.1%
	Cayman Islands: 9.0%
700,000 (1)(2)	AGL CLO 11 Ltd. 2021-11A AJ, 6.940%, (TSFR3M + 1.612%), 04/15/2034	700,835	0.6
500,000 (1)(2)	Barings Clo Ltd. 2019-4A CR, 7.525%, (TSFR3M + 2.200%), 07/15/2037	500,479	0.5
412,500 (1)(2)	BlueMountain CLO Ltd. 2013-2A CR, 7.536%, (TSFR3M + 2.212%), 10/22/2030	413,083	0.4
250,000 (1)(2)	BlueMountain CLO XXVIII Ltd. 2021-28A C, 7.590%, (TSFR3M + 2.262%), 04/15/2034	248,324	0.2
250,000 (1)(2)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 6.988%, (TSFR3M + 1.662%), 04/19/2034	250,387	0.2
500,000 (1)(2)	Carlyle Global Market Strategies CLO Ltd. 2016-1A A1R2, 6.726%, (TSFR3M + 1.402%), 04/20/2034	500,541	0.5
250,000 (1)(2)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 7.029%, (TSFR3M + 1.712%), 10/17/2034	250,339	0.2
400,000 (1)(2)	CIFC Funding Ltd. 2013-1A BR, 7.989%, (TSFR3M + 2.662%), 07/16/2030	400,601	0.4
500,000 (1)(2)	CIFC Funding Ltd. 2020-2A AR, 6.756%, (TSFR3M + 1.432%), 10/20/2034	500,682	0.5
500,000 (1)(2)	Galaxy XV CLO Ltd. 2013-15A CRR, 7.440%, (TSFR3M + 2.112%), 10/15/2030	500,723	0.5
400,000 (1)(2)	Galaxy XXI CLO Ltd. 2015-21A CR, 7.336%, (TSFR3M + 2.012%), 04/20/2031	400,426	0.4
250,000 (1)(2)	Madison Park Funding XXVII Ltd. 2018-27A B, 7.386%, (TSFR3M + 2.062%), 04/20/2030	250,282	0.2

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Cayman Islands: (continued)
400,000 (1)(2)	Madison Park Funding XXXI Ltd. 2018-31A CR, 7.589%, (TSFR3M + 2.250%), 07/23/2037	$401,000	0.4
500,000 (1)(2)	Oaktree CLO Ltd. 2019-4A CRR, 7.603%, (TSFR3M + 2.270%), 07/20/2037	500,805	0.5
500,000 (1)(2)	OCP CLO Ltd. 2014-5A BR, 7.386%, (TSFR3M + 2.062%), 04/26/2031	499,495	0.5
350,000 (1)(2)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 6.790%, (TSFR3M + 1.462%), 07/15/2029	350,178	0.3
550,000 (1)(2)	Octagon Investment Partners 43 Ltd. 2019-1A CR, 7.774%, (TSFR3M + 2.450%), 10/25/2032	553,978	0.5
250,000 (1)(2)	OHA Credit Funding 8 Ltd. 2021-8A C, 7.489%, (TSFR3M + 2.162%), 01/18/2034	250,212	0.2
500,000 (1)(2)	Palmer Square CLO Ltd. 2023-1A C, 8.575%, (TSFR3M + 3.250%), 01/20/2036	507,390	0.5
440,000 (1)(2)	Shackleton CLO Ltd. 2019-15A CR, 7.740%, (TSFR3M + 2.412%), 01/15/2032	440,582	0.4
500,000 (1)(2)	Sound Point CLO IX Ltd. 2015-2A ARRR, 6.796%, (TSFR3M + 1.472%), 07/20/2032	501,200	0.5
400,000 (1)(2)	Sound Point Clo XV Ltd. 2017-1A CR, 7.638%, (TSFR3M + 2.312%), 01/23/2029	401,630	0.4
250,000 (1)(2)	THL Credit Wind River CLO Ltd. 2013-2A CR, 7.589%, (TSFR3M + 2.262%), 10/18/2030	250,232	0.2
		9,573,404	9.0

	United States: 0.1%
200,781 (2)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.557%, 03/25/2036	94,262	0.1
	Total Asset-Backed Securities (Cost $9,660,439)	9,667,666	9.1

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 4.8%
	United States Treasury Bonds: 2.5%
25,200	3.250%, 05/15/2042	$20,963	0.0
625,200	4.250%, 02/15/2054	595,454	0.6
572,800	4.375%, 08/15/2043	553,065	0.5
1,424,100 (3)	4.625%, 05/15/2044	1,421,653	1.4
		2,591,135	2.5
	United States Treasury Notes: 2.3%
64,400	2.750%, 08/15/2032	57,317	0.1
2,152,700	4.375%, 05/15/2034	2,153,541	2.0
34,400 (3)	4.500%, 05/31/2029	34,639	0.0
180,000	4.625%, 06/15/2027	180,527	0.2
40,000 (3)	4.875%, 05/31/2026	40,085	0.0
		2,466,109	2.3

	Total U.S. Treasury Obligations (Cost $5,028,785)	5,057,244	4.8
RIGHTS: 0.0%
	United States: 0.0%
4,988 (4)(9)	Resolute Forest Products, Inc. - CVR	7,083	0.0
	Total Rights (Cost $–)	7,083	0.0
COMMON STOCK: 0.0%
	United States: 0.0%
2,149 (3)(4)	American Media	—	—
18 (10)	Ingevity Corp.	787	0.0
120	Westrock Co.	6,031	0.0
		6,818	0.0
	Total Common Stock (Cost $69,392)	6,818	0.0
PURCHASED OPTIONS(11): 0.2%
	Total Purchased Options (Cost $172,068)	173,576	0.2
	Total Long-Term Investments (Cost $112,015,134)	105,149,612	98.7

SHORT-TERM INVESTMENTS: 7.3%
	Commercial Paper: 2.9%
1,000,000	Concord Minutemen Capital Co. LLC, 10.900%, 07/02/2024	999,405	0.9
2,100,000	Enterprise, 16.460%, 07/01/2024	2,099,051	2.0
	Total Commercial Paper (Cost $3,099,851)	3,098,456	2.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 4.1%
1,056,054 (12)	Bethesda Securities, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $1,056,527, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-6.070%, Market Value plus accrued interest $1,077,175, due 10/01/27-01/01/57)	$1,056,054	1.0
194,423 (12)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $194,510, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $198,311, due 08/08/24-04/20/74)	194,423	0.1
1,056,054 (12)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,056,525, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,077,175, due 04/30/27-04/20/72)	1,056,054	1.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,056,054 (12)	Marex Capital Markets Inc., Repurchase Agreement dated 06/28/2024, 5.440%, due 07/01/2024 (Repurchase Amount $1,056,526, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,077,175, due 01/15/25-11/01/53)	$1,056,054	1.0
1,056,054 (12)	National Bank Financial, Inc., Repurchase Agreement dated 06/28/2024, 5.340%, due 07/01/2024 (Repurchase Amount $1,056,518, collateralized by various U.S. Government Securities, 0.750%-4.375%, Market Value plus accrued interest $1,077,179, due 07/01/24-09/09/49)	1,056,054	1.0
	Total Repurchase Agreements (Cost $4,418,639)	4,418,639	4.1
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.3%
299,000 (13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $299,000)	$299,000	0.3
	Total Short-Term Investments (Cost $7,817,490)	7,816,095	7.3
	Total Investments in Securities (Cost $119,832,624)	$112,965,707	106.0
	Liabilities in Excess of Other Assets	(6,351,440)	(6.0)
	Net Assets	$106,614,267	100.0
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2024.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Represents or includes a TBA transaction.
(9)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2024, the Portfolio held restricted securities with a fair value of $7,083 or —% of net assets. Please refer to the table below for additional details.
(10)	Non-income producing security.
(11)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(12)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)	Rate shown is the 7-day yield as of June 30, 2024.

Currency Abbreviations:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNY	China Yuan

CZK	Czech Koruna

EUR	EU Euro

IDR	Indonesian Rupiah

MXN	Mexican Peso

MYR	Malaysian Ringgit

PLN	Polish Zloty

THB	Thai Baht

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate

TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0012M	12-month LIBOR

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock
United States	$6,818	$—	$—	$6,818
Total Common Stock	6,818	—	—	6,818
Corporate Bonds/Notes	—	21,019,961	—	21,019,961
Sovereign Bonds	—	19,960,325	399,120	20,359,445
Collateralized Mortgage Obligations	—	14,348,314	1,247	14,349,561
Mutual Funds	13,046,106	—	—	13,046,106
Commercial Mortgage-Backed Securities	—	10,794,618	—	10,794,618
U.S. Government Agency Obligations	—	10,667,534	—	10,667,534
Asset-Backed Securities	—	9,667,666	—	9,667,666
U.S. Treasury Obligations	—	5,057,244	—	5,057,244
Purchased Options	4,177	169,399	—	173,576
Rights	—	—	7,083	7,083
Short-Term Investments	299,000	7,517,095	—	7,816,095
Total Investments, at fair value	$13,356,101	$99,202,156	$407,450	$112,965,707
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	—	1,148,672	—	1,148,672
Forward Foreign Currency Contracts	—	39,843	—	39,843
Forward Premium Swaptions	—	99,588	—	99,588
Futures	135,659	—	—	135,659
Total Assets	$13,491,760	$100,490,259	$407,450	$114,389,469
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	$—	$(1,170,776)	$—	$(1,170,776)
Forward Foreign Currency Contracts	—	(755,417)	—	(755,417)
Forward Premium Swaptions	—	(14,912)	—	(14,912)
Futures	(122,964)	—	—	(122,964)
OTC interest rate swaps	—	(36,605)	—	(36,605)
OTC volatility swaps	—	(20,578)	—	(20,578)
Written Options	(9,224)	(201,857)	—	(211,081)
Total Liabilities	$(132,188)	$(2,200,145)	$—	$(2,332,333)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya VACS Series EMCD Fund	$3,938,570	$119,288	$—	$19,007	$4,076,865	$119,294	$—	$—
Voya VACS Series EMHCD Fund	3,425,035	111,335	—	(6,068)	3,530,302	111,341	—	—

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya VACS Series HYB Fund	$5,292,452	$208,137	$—	$(61,650)	$5,438,939	$208,153	$—	$—
	$12,656,057	$438,760	$—	$(48,711)	$13,046,106	$438,788	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, Voya Global Bond Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Resolute Forest Products, Inc. - CVR	3/1/2023	$—	$7,083
		$—	$7,083

At June 30, 2024, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	83,002	TRY	3,843,000	Bank of America N.A.	04/03/25	$(6,681)
NOK	970,959	USD	92,463	Barclays Bank PLC	08/02/24	(1,449)
GBP	3,771,517	USD	4,848,067	Barclays Bank PLC	08/02/24	(79,563)
USD	1,354,162	MYR	6,365,372	Barclays Bank PLC	08/23/24	3,649
SEK	4,266,117	USD	414,689	BNP Paribas	08/02/24	(11,545)
KRW	1,666,464,733	USD	1,204,263	BNP Paribas	08/23/24	6,752
JPY	207,073	USD	1,304	Brown Brothers Harriman & Co.	08/02/24	(11)
JPY	521,124	USD	3,322	Brown Brothers Harriman & Co.	08/02/24	(67)
DKK	1,526,805	USD	222,231	Brown Brothers Harriman & Co.	08/02/24	(2,584)
SGD	343,577	USD	254,654	Brown Brothers Harriman & Co.	08/23/24	(629)
USD	1,079,322	ZAR	19,733,492	Brown Brothers Harriman & Co.	08/23/24	(891)
USD	1,290,945	CNY	9,357,248	Brown Brothers Harriman & Co.	08/23/24	(19,980)
HUF	29,109,883	USD	78,989	Brown Brothers Harriman & Co.	08/30/24	(236)
IDR	318,581,557	USD	19,406	Citibank N.A.	08/23/24	52
USD	151,689	THB	5,542,988	Citibank N.A.	08/23/24	(17)
COP	451,325,458	USD	109,590	Citibank N.A.	08/30/24	(1,877)
TRY	3,843,000	USD	82,913	Goldman Sachs International	04/03/25	6,771
ILS	446,061	USD	120,091	HSBC Bank USA N.A.	08/23/24	(1,725)
USD	482,420	BRL	2,639,980	HSBC Bank USA N.A.	08/30/24	13,356
CLP	50,202,943	USD	53,139	JPMorgan Chase Bank N.A.	08/30/24	186
CAD	3,580,250	USD	2,617,201	Mizuho Capital Markets LLC	08/02/24	1,766
ZAR	19,733,492	USD	1,080,452	Mizuho Capital Markets LLC	08/23/24	(239)
EUR	20,204,926	USD	21,916,416	Morgan Stanley Capital Services LLC	08/02/24	(245,270)
CZK	1,529	USD	66	Morgan Stanley Capital Services LLC	08/23/24	(1)
HKD	379,429	USD	48,673	Morgan Stanley Capital Services LLC	08/23/24	(8)
PLN	171,616	USD	42,802	Morgan Stanley Capital Services LLC	08/23/24	(197)
USD	326,951	EUR	304,509	Standard Chartered Bank	08/02/24	345
USD	12,841	EUR	12,015	Standard Chartered Bank	08/02/24	(45)
RON	360,146	USD	77,631	Standard Chartered Bank	08/23/24	(184)
USD	617,869	MXN	11,283,510	Standard Chartered Bank	08/30/24	6,953
USD	1,306	JPY	207,073	State Street Bank and Trust Co.	08/02/24	13
USD	53,052	EUR	49,484	State Street Bank and Trust Co.	08/02/24	(23)
NZD	299,433	USD	185,792	State Street Bank and Trust Co.	08/02/24	(3,406)
AUD	1,938,674	USD	1,298,064	State Street Bank and Trust Co.	08/02/24	(3,646)
CHF	521,226	USD	588,191	State Street Bank and Trust Co.	08/02/24	(5,813)
JPY	1,699,838,045	USD	10,986,150	State Street Bank and Trust Co.	08/02/24	(369,322)
EUR	3,725	USD	4,003	UBS AG	08/02/24	(8)
						$(715,574)

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 3-Year Bond	16	09/16/24	$1,125,600	$(7,398)
Australia 10-Year Bond	4	09/16/24	303,047	(2,715)
Canada 10-Year Bond	17	09/18/24	1,492,043	11,941
Euro-Bobl 5-Year	52	09/06/24	6,484,477	36,142
Euro-Bund	4	09/06/24	563,834	5,262
Euro-Buxl 30-year German Government Bond	9	09/06/24	1,255,325	14,533
Euro-OAT	41	09/06/24	5,406,072	(71,013)
Euro-Schatz	37	09/06/24	4,188,380	15,226
Japan 10-Year Bond (TSE)	1	09/12/24	887,936	(1,078)
Japanese Government Bonds 10-Year Mini	19	09/11/24	1,685,543	(3,016)
Long Gilt	17	09/26/24	2,096,741	13,894
Long-Term Euro-BTP	12	09/06/24	1,481,639	(17,288)
U.S. Treasury 2-Year Note	60	09/30/24	12,253,125	(16,713)
U.S. Treasury 10-Year Note	1	09/19/24	109,984	(646)
U.S. Treasury Long Bond	5	09/19/24	591,563	6,903
U.S. Treasury Ultra Long Bond	3	09/19/24	376,031	(2,781)
			$40,301,340	$(18,747)
Short Contracts:
U.S. Treasury 5-Year Note	(13)	09/30/24	(1,385,515)	(316)
U.S. Treasury Ultra 10-Year Note	(36)	09/19/24	(4,087,125)	31,758
			$(5,472,640)	$31,442

At June 30, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day BRL-CDI-CETIP	Annual	9.692%	Annual	01/02/26	BRL	13,235,442	$(66,550)	$(66,550)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	1.649	Annual	04/14/52	GBP	800,000	(388,222)	(388,222)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	4.760	Annual	05/25/25	GBP	900,000	(1,866)	(1,866)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.410	Annual	06/20/29	JPY	50,000,000	(4,257)	(4,257)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.978	Annual	06/28/52	JPY	57,000,000	(57,862)	(57,862)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.574	Annual	06/10/37	JPY	90,000,000	(44,019)	(44,019)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.826	Annual	05/20/47	JPY	250,000,000	(239,944)	(239,944)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.664	Annual	07/15/37	JPY	330,000,000	(141,305)	(141,305)
Pay	28-day MXN TIIE-BANXICO	Monthly	9.990	Monthly	06/25/27	MXN	8,989,000	1,173	1,173
Pay	28-day MXN TIIE-BANXICO	Monthly	8.440	Monthly	07/20/28	MXN	25,690,000	(57,947)	(57,947)
Pay	28-day MXN TIIE-BANXICO	Monthly	9.310	Monthly	02/03/27	MXN	25,747,000	(23,171)	(23,171)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.058	Monthly	05/08/29	USD	900,000	(37,392)	(37,181)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.105	Monthly	08/08/32	USD	1,870,000	(100,792)	(108,452)
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.674	Annual	09/30/52	GBP	70,000	4,089	4,089
Receive	1-day Secured Overnight Financing Rate	Annual	3.860	Annual	06/26/34	USD	1,000,000	5,515	5,515
Receive	1-day Secured Overnight Financing Rate	Annual	1.551	Annual	01/24/29	USD	2,000,000	209,952	209,952
Receive	1-day Secured Overnight Financing Rate	Annual	3.464	Annual	09/26/32	USD	2,000,000	67,043	67,043
Receive	1-day Secured Overnight Financing Rate	Annual	3.482	Annual	06/09/33	USD	2,000,000	67,602	67,602
Receive	1-day Secured Overnight Financing Rate	Monthly	3.477	Monthly	05/03/27	USD	2,250,000	47,657	47,610
Receive	1-day Secured Overnight Financing Rate	Monthly	3.046	Monthly	05/08/30	USD	2,300,000	107,638	107,442
Receive	1-day Secured Overnight Financing Rate	Annual	2.962	Annual	06/14/27	USD	3,000,000	112,102	112,102
Receive	1-day Secured Overnight Financing Rate	Annual	4.006	Annual	06/26/29	USD	3,000,000	6,752	6,752
Receive	1-day Secured Overnight Financing Rate	Monthly	3.114	Monthly	03/08/28	USD	3,600,000	124,299	124,988
Receive	1-day Secured Overnight Financing Rate	Monthly	4.068	Monthly	05/03/25	USD	3,750,000	30,068	30,009
Receive	1-day Secured Overnight Financing Rate	Annual	3.605	Annual	01/08/31	USD	4,000,000	86,581	86,581
Receive	1-day Secured Overnight Financing Rate	Annual	4.526	Annual	06/18/26	USD	11,574,800	14,672	14,672
Receive	1-day Secured Overnight Financing Rate	Monthly	3.678	Monthly	05/03/26	USD	17,000,000	263,342	263,142
								$(14,842)	$(22,104)

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the following OTC interest rate swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-day BRL-CDI-CETIP	Annual	JPMorgan Chase Bank & Co.	10.710	Annual	01/04/27	BRL	3,661,151	$(16,885)	$—	$(16,885)
Pay	1-day BRL-CDI-CETIP	Annual	BNP Paribas	10.060	Annual	01/02/25	BRL	28,560,070	(19,720)	—	(19,720)
									$(36,605)	$—	$(36,605)

At June 30, 2024, the following OTC volatility swaps were outstanding for Voya Global Bond Portfolio:

Pay/ Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	USD vs. CAD Spot Exchange Rate	5.187%	BNP Paribas	09/13/24	USD	9,000	$(3,938)	$(3,938)
Receive	USD vs. CAD Spot Exchange Rate	5.555%	BNP Paribas	10/10/24	USD	3,000	(2,141)	(2,141)
Receive	GBP vs. USD Spot Exchange Rate	6.625%	BNP Paribas	09/17/24	USD	5,000	(2,521)	(2,521)
Receive	USD vs. CAD Spot Exchange Rate	5.200%	Deutsche Bank AG	09/13/24	USD	9,000	(4,054)	(4,054)
Receive	GBP vs. USD Spot Exchange Rate	6.600%	Deutsche Bank AG	09/17/24	USD	5,000	(2,397)	(2,397)
Receive	GBP vs. USD Spot Exchange Rate	6.525%	Goldman Sachs International	09/17/24	USD	5,000	(2,026)	(2,026)
Receive	USD vs. CAD Spot Exchange Rate	5.555%	Standard Chartered Bank	10/10/24	USD	3,000	(2,141)	(2,141)
Receive	USD vs. CAD Spot Exchange Rate	5.200%	UBS AG	10/03/24	USD	5,000	(1,360)	(1,360)
							$(20,578)	$(20,578)

(1)	Payments made at maturity date.

At June 30, 2024, the following purchased exchange-traded options were outstanding for Voya Global Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount		Cost	Fair Value
3-Month Euribor	Put	12/16/24	96.38 EUR	26	EUR	6,284,525	$3,555	$2,089
3-Month Euribor	Call	12/16/24	97.38 EUR	26	EUR	6,284,525	7,076	2,088
							$10,631	$4,177

At June 30, 2024, the following exchange-traded written options were outstanding for Voya Global Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount		Premiums Received	Fair Value
3-Month Euribor	Put	12/16/24	96.63 EUR	26	EUR	6,284,525	$7,007	$(7,832)
3-Month Euribor	Call	12/16/24	97.63 EUR	26	EUR	6,284,525	4,191	(1,392)
							$11,198	$(9,224)

At June 30, 2024, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	747,500	$37,076	$100
Call MXN vs. Put EUR	Deutsche Bank AG	07/19/24	17.500	EUR	90,000	10,006	104
Call TRY vs. Put USD	Bank of America N.A.	04/02/25	36.000	USD	108,000	7,722	16,365
Call USD vs. Put CNH	Standard Chartered Bank	06/20/25	7.500	USD	2,068,000	15,328	14,924
Call USD vs. Put JPY	Bank of America N.A.	09/09/32	140.000	USD	877,800	15,625	28,052
Call USD vs. Put JPY	BNP Paribas	09/09/32	140.000	USD	877,800	16,748	28,052
Call USD vs. Put JPY	Goldman Sachs International	11/26/25	165.000	USD	192,000	12,096	36,286
						$114,601	$123,883

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Call CNH vs. Put USD	Standard Chartered Bank	06/20/25	6.835	USD	2,068,000	$15,328	$(15,714)
Call USD vs. Put JPY	Bank of America N.A.	09/09/27	140.000	USD	877,800	24,859	(52,291)
Call USD vs. Put JPY	BNP Paribas	09/09/27	140.000	USD	877,800	24,052	(52,291)
						$64,239	$(120,296)

At June 30, 2024, the following OTC purchased interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	Mizuho Capital Markets LLC	Receive	3.630%	1-day Secured Overnight Financing Rate	08/26/24	USD	2,370,000	$13,841	$12,175
Put on 10-Year Interest Rate Swap(2)	Mizuho Capital Markets LLC	Pay	4.130%	1-day Secured Overnight Financing Rate	08/26/24	USD	2,370,000	14,220	13,810
Put on 2-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.100%	6-month EUR-EURIBOR	12/20/24	EUR	5,925,000	18,775	19,531
								$46,836	$45,516

At June 30, 2024, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Pay/Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Mizuho Capital Markets LLC	Pay	3.880%	1-day Secured Overnight Financing Rate	08/26/24	USD	2,370,000	$31,995	$(29,429)
Put on 10-Year Interest Rate Swap(1)	Mizuho Capital Markets LLC	Receive	3.880%	1-day Secured Overnight Financing Rate	08/26/24	USD	2,370,000	31,995	(32,446)
Put on 2-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	3.280%	6-month EUR-EURIBOR	12/20/24	EUR	5,925,000	11,671	(12,179)
Put on 2-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	3.453%	6-month EUR-EURIBOR	12/20/24	EUR	5,925,000	7,104	(7,507)
								$82,765	$(81,561)

At June 30, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	1,307,000	$(898,092)	$33,234
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	3,070,500	(293,300)	66,354
								$(1,191,392)	$99,588

At June 30, 2024, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Put on 5-Year Interest Rate Swap	UBS AG	3.000%	Receive	6-month EUR-EURIBOR	04/09/29	EUR	3,609,000	$98,559	$(14,912)
								$98,559	$(14,912)

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Currency Abbreviations:			Currency Abbreviations:
AUD	—	Australian Dollar	ILS	—	Israeli New Shekel
BRL	—	Brazilian Real	JPY	—	Japanese Yen
CAD	—	Canadian Dollar	KRW	—	South Korean Won
CHF	—	Swiss Franc	MXN	—	Mexican Peso
CLP	—	Chilean Peso	MYR	—	Malaysian Ringgit
CNY	—	Chinese Yuan	NOK	—	Norwegian Krone
COP	—	Colombian Peso	NZD	—	New Zealand Dollar
CZK	—	Czech Koruna	PLN	—	Polish Zloty
DKK	—	Danish Krone	RON	—	Romanian New Leu
EUR	—	EU Euro	SEK	—	Swedish Krona
GBP	—	British Pound	SGD	—	Singapore Dollar
HKD	—	Hong Kong Sar Dollar	THB	—	Thai Baht
HUF	—	Hungarian Forint	TRY	—	Turkish Lira
IDR	—	Indonesian Rupiah	USD	—	United States Dollar
			ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$123,883
Interest rate contracts	Investments in securities at value*	49,693
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	39,843
Interest rate contracts	Unrealized appreciation on forward premium swaptions	99,588
Interest rate contracts	Variation margin receivable on futures contracts**	135,659
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	1,148,672
Total Asset Derivatives		$1,597,338

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$755,417
Interest rate contracts	Unrealized depreciation on forward premium swaptions	14,912
Interest rate contracts	Variation margin payable on futures contracts**	122,964
Interest rate contracts	Variation margin payable on centrally cleared swaps**	1,170,776
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	20,578
Interest rate contracts	Unrealized depreciation on OTC swap agreements	36,605
Foreign exchange contracts	Written options, at fair value	120,296
Interest rate contracts	Written options, at fair value	90,785
Total Liability Derivatives		$2,332,333

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$19,134	$—	$19,134
Equity contracts	—	—	(11,901)	—	—	(11,901)
Foreign exchange contracts	(37,176)	(2,049,178)	—	—	15,875	(2,070,479)
Interest rate contracts	(25,518)	—	(432,724)	(26,499)	234,409	(250,332)
Total	$(62,694)	$(2,049,178)	$(444,625)	$(7,365)	$250,284	$(2,313,578)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$60,429	$(1,737,683)	$—	$(20,578)	$(72,405)	$(1,770,237)
Interest rate contracts	98,918	—	(671,219)	657,510	10,098	95,307
Total	$159,347	$(1,737,683)	$(671,219)	$636,932	$(62,307)	$(1,674,930)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2024:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank & Co.	JPMorgan Chase Bank N.A.	Mizuho Capital Markets LLC
Assets:
Purchased options	$44,417	$—	$28,152	$—	$—	$104	$55,817	$—	$—	$—	$25,985
Forward foreign currency contracts	—	3,649	6,752	—	52	—	6,771	13,356	—	186	1,766
Forward premium swaptions	—	99,588	—	—	—	—	—	—	—	—	—
Total Assets	$44,417	$103,237	$34,904	$—	$52	$104	$62,588	$13,356	$—	$186	$27,751
Liabilities:
Forward foreign currency contracts	$6,681	$81,012	$11,545	$24,398	$1,894	$—	$—	$1,725	$—	$—	$239
OTC interest rate swaps	—	—	19,720	—	—	—	—	—	16,885	—	—
Volatility Swaps	—	—	8,600	—	—	6,451	2,026	—	—	—	—
Written options	52,291	—	52,291	—	—	—	19,686	—	—	—	61,875
Total Liabilities	$58,972	$81,012	$92,156	$24,398	$1,894	$6,451	$21,712	$1,725	$16,885	$—	$62,114
Net OTC derivative instruments by counterparty, at fair value	$(14,555)	$22,225	$(57,252)	$(24,398)	$(1,842)	$(6,347)	$40,876	$11,631	$(16,885)	$186	$(34,363)
Total collateral pledged by the Portfolio/(Received from counterparty)	$14,555	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)(2)	$—	$22,225	$(57,252)	$(24,398)	$(1,842)	$(6,347)	$40,876	$11,631	$(16,885)	$186	$(34,363)

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

	Morgan Stanley Capital Services LLC	Standard Chartered Bank	State Street Bank and Trust Co.	UBS AG	Total
Assets:
Purchased options	$—	$14,924	$—	$—	$169,399
Forward foreign currency contracts	—	7,298	13	—	39,843
Forward premium swaptions	—	—	—	—	99,588
Total Assets	$—	$22,222	$13	$—	$308,830
Liabilities:
Forward foreign currency contracts	$245,476	$229	$382,210	$8	$755,417
Forward premium swaptions	—	—	—	14,912	14,912
OTC interest rate swaps	—	—	—	—	36,605
Volatility Swaps	—	2,141	—	1,360	20,578
Written options	—	15,714	—	—	201,857
Total Liabilities	$245,476	$18,084	$382,210	$16,280	$1,029,369
Net OTC derivative instruments by counterparty, at fair value	$(245,476)	$4,138	$(382,197)	$(16,280)	$(720,539)
Total collateral pledged by the Portfolio/(Received from counterparty)	$245,476	$—	$—	$—	$260,031
Net Exposure(1)(2)	$—	$4,138	$(382,197)	$(16,280)	$(460,508)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At June 30, 2024, the Portfolio had pledged $30,000, $390,000 and $4,800 in cash collateral to Bank of America N.A., Morgan Stanley Capital Services LLC and Standard Chartered Bank, respectively. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $123,654,004.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,817,476
Gross Unrealized Depreciation	(12,351,536)
Net Unrealized Depreciation	$(10,534,060)

See Accompanying Notes to Financial Statements

Voya Global Insights Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.2%
	Canada: 2.9%
1,237,076 (1)	NexGen Energy Ltd.	$8,626,662	0.8
467,137	Wheaton Precious Metals Corp.	24,487,322	2.1
		33,113,984	2.9
	China: 1.1%
273,370 (1)	Trip.com Group Ltd., ADR	12,848,390	1.1

	Denmark: 1.8%
140,995	Novo Nordisk A/S - Class B	20,174,251	1.8

	France: 0.7%
741,480	Orange SA	7,437,424	0.7

	India: 4.5%
1,212,137	DLF Ltd.	11,966,370	1.0
158,645	Maruti Suzuki India Ltd.	22,873,872	2.0
449,460	Reliance Industries Ltd.	16,848,740	1.5
		51,688,982	4.5
	Indonesia: 0.8%
15,190,100	Bank Central Asia Tbk PT	9,191,392	0.8

	Italy: 1.7%
2,866,870	Enel SpA	19,892,627	1.7

	Japan: 5.6%
193,100	Bridgestone Corp.	7,619,611	0.7
1,500,000	Hitachi Ltd.	33,774,489	2.9
272,300	Sony Group Corp.	23,205,726	2.0
		64,599,826	5.6
	Netherlands: 0.9%
367,020	Koninklijke Ahold Delhaize NV	10,800,337	0.9

	Spain: 4.4%
4,504,880	Banco Santander SA	20,960,199	1.8
596,115	Industria de Diseno Textil SA	29,581,254	2.6
		50,541,453	4.4
	Switzerland: 3.6%
336,450	Holcim AG	29,739,512	2.6
20,370	Lonza Group AG	11,089,529	1.0
		40,829,041	3.6
	Taiwan: 2.0%
788,000	Taiwan Semiconductor Manufacturing Co. Ltd.	23,346,568	2.0

	United Kingdom: 1.4%
1,877,355	Legal & General Group PLC	5,375,909	0.5
303,095	Shell PLC	10,871,367	0.9
		16,247,276	1.4
	United States: 66.8%
217,294	Acushnet Holdings Corp.	13,793,823	1.2
33,537 (1)	Advanced Micro Devices, Inc.	5,440,037	0.5
152,033	Alcoa Corp.	6,047,873	0.5
132,350 (1)	Amazon.com, Inc.	25,576,638	2.2
88,730	Apple, Inc.	18,688,313	1.6
286,963 (1)	ARM Holdings PLC, ADR	46,952,886	4.1
1,282,286	AT&T, Inc.	24,504,485	2.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
459,175 (1)	Avantor, Inc.	$9,734,510	0.9
535,459	Bank of America Corp.	21,295,204	1.9
151,763 (1)	Boston Scientific Corp.	11,687,269	1.0
90,192 (1)	Coinbase Global, Inc. - Class A	20,043,368	1.7
137,453	Constellation Energy Corp.	27,527,712	2.4
174,272 (1)	Dave & Buster’s Entertainment, Inc.	6,937,768	0.6
178,080 (1)	Edwards Lifesciences Corp.	16,449,250	1.4
51,899 (1)	Elastic NV	5,911,815	0.5
12,894	Eli Lilly & Co.	11,673,970	1.0
120,649	Emerson Electric Co.	13,290,694	1.2
74,425 (1)	First Solar, Inc.	16,779,861	1.5
435,960	Fox Corp. - Class A	14,983,945	1.3
452,764	Freeport-McMoRan, Inc.	22,004,330	1.9
62,423 (1)	FTI Consulting, Inc.	13,454,029	1.2
167,619	General Electric Co.	26,646,392	2.3
34,435	HCA Healthcare, Inc.	11,063,277	1.0
44,004 (1)	Inspire Medical Systems, Inc.	5,889,055	0.5
206,210	Interactive Brokers Group, Inc. - Class A	25,281,346	2.2
432,225 (1)	Joby Aviation, Inc.	2,204,348	0.2
18,436	Lam Research Corp.	19,631,575	1.7
44,377	Microsoft Corp.	19,834,300	1.7
1,176 (1)	MicroStrategy, Inc. - Class A	1,619,917	0.1
58,285 (1)	Natera, Inc.	6,311,683	0.6
166,560	NextEra Energy, Inc.	11,794,114	1.0
216,865	NVIDIA Corp.	26,791,502	2.3
135,959	Occidental Petroleum Corp.	8,569,496	0.7
287,509	Otis Worldwide Corp.	27,675,616	2.4
398,154 (1)	Pinterest, Inc. - Class A	17,546,647	1.5
131,010	Prologis, Inc.	14,713,733	1.3
86,610	Raymond James Financial, Inc.	10,705,862	0.9
56,517	Rockwell Automation, Inc.	15,558,000	1.4
44,861 (1)	SiTime Corp.	5,579,811	0.5
62,058	Targa Resources Corp.	7,991,829	0.7
430,006 (1)	Topgolf Callaway Brands Corp.	6,579,092	0.6
157,615 (1)	Uber Technologies, Inc.	11,455,458	1.0
47,762	Valero Energy Corp.	7,487,171	0.7
210,973	Veralto Corp.	20,141,592	1.8
128,878	Vertiv Holdings Co. - Class A	11,156,968	1.0
109,441 (1)	Viking Therapeutics, Inc.	5,801,467	0.5
393,606	Walmart, Inc.	26,651,062	2.3
240,835	Walt Disney Co.	23,912,507	2.1
103,065 (1)	Weatherford International PLC	12,620,309	1.1
184,880 (1)	Western Digital Corp.	14,008,358	1.2
52,739	Zoetis, Inc.	9,142,833	0.8
		767,143,100	66.8
	Total Common Stock (Cost $1,005,790,251)	1,127,854,651	98.2

See Accompanying Notes to Financial Statements

Voya Global Insights Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
	Total Long-Term Investments (Cost $1,005,790,251)	$1,127,854,651	98.2

SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
11,980,428 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.210% (Cost $11,980,428)	$11,980,428	1.0
	Total Short-Term Investments (Cost $11,980,428)	11,980,428	1.0
	Total Investments in Securities (Cost $1,017,770,679)	$1,139,835,079	99.2
	Assets in Excess of Other Liabilities	9,191,916	0.8
	Net Assets	$1,149,026,995	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.

(2)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

Voya Global Insights Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Canada	$33,113,984	$—	$—	$33,113,984
China	12,848,390	—	—	12,848,390
Denmark	—	20,174,251	—	20,174,251
France	—	7,437,424	—	7,437,424
India	—	51,688,982	—	51,688,982
Indonesia	—	9,191,392	—	9,191,392
Italy	—	19,892,627	—	19,892,627
Japan	—	64,599,826	—	64,599,826
Netherlands	—	10,800,337	—	10,800,337
Spain	—	50,541,453	—	50,541,453
Switzerland	—	40,829,041	—	40,829,041
Taiwan	—	23,346,568	—	23,346,568
United Kingdom	—	16,247,276	—	16,247,276
United States	767,143,100	—	—	767,143,100
Total Common Stock	813,105,474	314,749,177	—	1,127,854,651
Short-Term Investments	11,980,428	—	—	11,980,428
Total Investments, at fair value	$825,085,902	$314,749,177	$—	$1,139,835,079

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$34,416
Total	$34,416

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(4,078)
Total	$(4,078)

See Accompanying Notes to Financial Statements

Voya Global Insights Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,029,477,700.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$148,650,638
Gross Unrealized Depreciation	(29,706,704)
Net Unrealized Appreciation	$118,943,934

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.2%
	Australia: 8.1%
84,921	Ampol Ltd.	$1,826,517	0.6
215,797	ANZ Group Holdings Ltd.	4,054,318	1.3
721,560	Aurizon Holdings Ltd.	1,752,838	0.6
183,467 (1)	Brambles Ltd.	1,770,439	0.6
100,535	Computershare Ltd.	1,758,335	0.6
480,731	Insurance Australia Group Ltd.	2,278,921	0.7
677,346	Medibank Pvt Ltd.	1,678,673	0.5
237,960	Origin Energy Ltd.	1,721,627	0.6
163,787	QBE Insurance Group Ltd.	1,890,689	0.6
42,023	Rio Tinto Ltd.	3,328,710	1.1
62,003	Santos Ltd.	314,567	0.1
154,499	Suncorp Group Ltd.	1,786,622	0.6
331,065	Telstra Group Ltd.	799,261	0.2
		24,961,517	8.1
	Austria: 2.0%
53,518	Erste Group Bank AG	2,533,284	0.8
91,285	Mondi PLC QX	1,752,241	0.6
43,086	OMV AG	1,872,831	0.6
		6,158,356	2.0
	Denmark: 1.8%
72,281	Danske Bank A/S	2,155,855	0.7
11,743	Novo Nordisk A/S - Class B	1,680,246	0.5
79,361	Tryg A/S	1,733,928	0.6
		5,570,029	1.8
	Finland: 0.4%
29,148	Orion Oyj - Class B	1,243,149	0.4

	France: 7.6%
2,327	Air Liquide SA	401,611	0.1
53,806	AXA SA	1,763,290	0.6
18,875	Bureau Veritas SA	524,520	0.2
46,767	Cie Generale des Etablissements Michelin SCA	1,807,597	0.6
102,933	Credit Agricole SA	1,405,511	0.5
49,573	Danone SA	3,036,337	1.0
12,160	Eiffage SA	1,117,583	0.4
77,713	Getlink SE	1,286,725	0.4
71,611	Klepierre SA	1,911,868	0.6
225,985	Orange SA	2,266,745	0.7
59,430	Sanofi	5,731,616	1.9
4,594	Thales SA	734,894	0.2
13,045	Vinci SA	1,375,001	0.4
		23,363,298	7.6
	Germany: 6.3%
20,732	Allianz SE	5,757,919	1.9
6,856	BASF SE	331,437	0.1
19,669	Commerzbank AG	298,344	0.1
7,327	Deutsche Boerse AG	1,497,614	0.5
174,684	Deutsche Telekom AG, Reg	4,390,772	1.4
98,506	Evonik Industries AG	2,009,993	0.7
4,809	Hannover Rueck SE	1,217,343	0.4
9,800	Mercedes-Benz Group AG	678,273	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
3,888	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	$1,943,827	0.6
14,764 (2)	Scout24 SE	1,128,026	0.4
		19,253,548	6.3
	Hong Kong: 2.0%
751,000	BOC Hong Kong Holdings Ltd.	2,317,357	0.8
1,054,000	HKT Trust & HKT Ltd. - Stapled Security	1,182,213	0.4
23,800	Jardine Matheson Holdings Ltd.	844,900	0.3
311,500	Power Assets Holdings Ltd.	1,683,493	0.5
		6,027,963	2.0
	Ireland: 1.1%
157,657	AIB Group PLC	832,602	0.3
201,022	Bank of Ireland Group PLC	2,099,969	0.7
4,888	DCC PLC	341,141	0.1
		3,273,712	1.1
	Israel: 0.7%
86,233	Bank Hapoalim BM	761,576	0.2
41,120	Bank Leumi Le-Israel BM	335,193	0.1
6,625	Elbit Systems Ltd.	1,152,827	0.4
		2,249,596	0.7
	Italy: 5.4%
63,699	Assicurazioni Generali SpA	1,585,722	0.5
305,536	Banco BPM SpA	1,966,370	0.6
185,183	Eni SpA	2,843,421	0.9
793,254	Intesa Sanpaolo SpA	2,948,062	1.0
92,045	Leonardo SpA	2,132,574	0.7
149,576 (2)	Poste Italiane SpA	1,903,287	0.6
87,108	UniCredit SpA	3,223,522	1.1
		16,602,958	5.4
	Japan: 23.1%
289,800	Asahi Kasei Corp.	1,860,836	0.6
37,100	Astellas Pharma, Inc.	366,019	0.1
62,400 (3)	Bridgestone Corp.	2,462,267	0.8
42,900	Brother Industries Ltd.	757,794	0.3
105,300	Central Japan Railway Co.	2,282,602	0.7
142,200	Chubu Electric Power Co., Inc.	1,679,855	0.6
16,100	Daito Trust Construction Co. Ltd.	1,666,534	0.5
80,700	Daiwa House Industry Co. Ltd.	2,054,612	0.7
52,600	East Japan Railway Co.	875,772	0.3
491,800	ENEOS Holdings, Inc.	2,534,468	0.8
201,400	Honda Motor Co. Ltd.	2,165,048	0.7
22,300	Japan Airlines Co. Ltd.	352,340	0.1
226,100	Japan Post Bank Co. Ltd.	2,146,813	0.7
102,700 (3)	Japan Tobacco, Inc.	2,781,059	0.9
133,000	JFE Holdings, Inc.	1,919,540	0.6
22,000	Kao Corp.	890,713	0.3
151,100 (3)	Kirin Holdings Co. Ltd.	1,951,849	0.6
72,300	MatsukiyoCocokara & Co.	1,038,256	0.3

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
41,100	McDonald’s Holdings Co. Japan Ltd.	$1,622,020	0.5
84,100	MEIJI Holdings Co. Ltd.	1,818,926	0.6
296,900	Mitsubishi Chemical Group Corp.	1,654,264	0.5
31,200	Mitsui Chemicals, Inc.	863,972	0.3
37,500 (3)	Nippon Express Holdings, Inc.	1,735,520	0.6
110,100	Nippon Steel Corp.	2,333,948	0.8
1,553,200	Nippon Telegraph & Telephone Corp.	1,468,711	0.5
71,800	Nippon Yusen KK	2,094,903	0.7
19,100	Nitto Denko Corp.	1,514,952	0.5
17,600	Nomura Real Estate Holdings, Inc.	443,052	0.1
115,000	Ono Pharmaceutical Co. Ltd.	1,571,282	0.5
6,700	Oracle Corp. Japan	462,330	0.2
88,400	Osaka Gas Co. Ltd.	1,953,668	0.6
42,800	Otsuka Holdings Co. Ltd.	1,808,161	0.6
32,300	Secom Co. Ltd.	1,912,936	0.6
62,500	Sekisui Chemical Co. Ltd.	867,663	0.3
59,600	Sekisui House Ltd.	1,324,622	0.4
242,000	SoftBank Corp.	2,959,664	1.0
111,200	Sompo Holdings, Inc.	2,382,315	0.8
100,400	Subaru Corp.	2,135,042	0.7
69,100	Sumitomo Corp.	1,735,926	0.6
83,500	Takeda Pharmaceutical Co. Ltd.	2,165,844	0.7
46,900	TOPPAN Holdings, Inc.	1,301,028	0.4
115,400	Toray Industries, Inc.	547,313	0.2
15,600	Trend Micro, Inc./Japan	635,869	0.2
101,500	West Japan Railway Co.	1,893,938	0.6
		70,994,246	23.1
	Jordan: 0.4%
46,690	Hikma Pharmaceuticals PLC	1,112,432	0.4

	Netherlands: 4.6%
8,199	Akzo Nobel NV	499,724	0.2
43,938	ASR Nederland NV	2,091,829	0.7
101,072	ING Groep NV	1,736,687	0.6
89,416	Koninklijke Ahold Delhaize NV	2,631,254	0.8
600,124	Koninklijke KPN NV	2,300,117	0.7
47,532	NN Group NV	2,209,215	0.7
34,740	OCI NV	848,467	0.3
10,583	Wolters Kluwer NV	1,747,659	0.6
		14,064,952	4.6
	New Zealand: 0.3%
311,583	Spark New Zealand Ltd.	789,505	0.3

	Norway: 3.0%
79,894	Aker BP ASA	2,041,506	0.7
116,360	DNB Bank ASA	2,283,086	0.7
19,446	Kongsberg Gruppen ASA	1,583,550	0.5
169,707	Orkla ASA	1,376,182	0.5
163,169	Telenor ASA	1,859,854	0.6
		9,144,178	3.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Singapore: 2.2%
73,600	DBS Group Holdings Ltd.	$1,938,536	0.6
301,700	Oversea-Chinese Banking Corp. Ltd.	3,203,869	1.0
553,400	Singapore Technologies Engineering Ltd.	1,762,217	0.6
		6,904,622	2.2
	Spain: 3.7%
47,380	ACS Actividades de Construccion y Servicios SA	2,046,436	0.7
1,854 (2)	Aena SME SA	375,430	0.1
440,414	CaixaBank SA	2,338,838	0.8
350	Ferrovial SE	13,597	0.0
143,285	Iberdrola SA	1,859,112	0.6
6,854	Industria de Diseno Textil SA	340,119	0.1
114,563 (3)	Red Electrica Corp. SA	2,003,297	0.6
104,396	Repsol SA	1,655,583	0.5
189,081 (3)	Telefonica SA	800,993	0.3
		11,433,405	3.7
	Switzerland: 9.7%
10,323	Baloise Holding AG, Reg	1,819,977	0.6
7,776	Banque Cantonale Vaudoise	825,054	0.3
5,533	BKW AG	883,159	0.3
52,177	Coca-Cola HBC AG - Class DI	1,775,795	0.6
113	Givaudan SA, Reg	535,238	0.2
5,657	Helvetia Holding AG	764,599	0.2
39,267	Holcim AG	3,470,891	1.1
88,111	Novartis AG, Reg	9,381,325	3.0
2,200	Roche Holding AG	609,529	0.2
15,258	Swiss Prime Site AG	1,444,857	0.5
24,428	Swiss Re AG	3,028,510	1.0
984	Swisscom AG, Reg	553,319	0.2
8,605	Zurich Insurance Group AG	4,583,849	1.5
		29,676,102	9.7
	United Kingdom: 14.8%
388,745	Aviva PLC	2,341,520	0.8
94,223	BAE Systems PLC	1,569,432	0.5
895,300	BP PLC	5,390,379	1.8
131,821	British American Tobacco PLC	4,049,482	1.3
288,266	Centrica PLC	491,346	0.2
8,032	Coca-Cola European Partners PLC - USD	585,292	0.2
59,410	Compass Group PLC	1,618,520	0.5
80,747	GSK PLC	1,553,099	0.5
884,751	HSBC Holdings PLC	7,637,148	2.5
96,023	Imperial Brands PLC	2,457,106	0.8
212,531	M&G PLC	546,377	0.2
207,191	National Grid PLC	2,313,514	0.7
160,071	Pearson PLC	1,998,828	0.6
13,675	Reckitt Benckiser Group PLC	739,804	0.2
40,374	RELX PLC - GBP	1,849,884	0.6
125,813	Sage Group PLC	1,723,670	0.6
178,510	Shell PLC	6,402,770	2.1

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
67,719	Smiths Group PLC	$1,457,077	0.5
187,875	Tesco PLC	725,715	0.2
		45,450,963	14.8
	Total Common Stock (Cost $269,213,762)	298,274,531	97.2

EXCHANGE-TRADED FUNDS: 1.4%
83,260	iShares MSCI EAFE Value ETF	4,416,110	1.4
	Total Exchange-Traded Funds (Cost $4,500,203)	4,416,110	1.4

PREFERRED STOCK: 0.9%
	Germany: 0.9%
30,619	Henkel AG & Co. KGaA	2,726,220	0.9
	Total Preferred Stock (Cost $2,535,685)	2,726,220	0.9
	Total Long-Term Investments (Cost $276,249,650)	305,416,861	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Repurchase Agreements: 2.0%
597,742 (4)	Bethesda Securities, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $598,010, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 2.500%-6.070%, Market Value plus accrued interest $609,697, due 10/01/27-01/01/57)	597,742	0.2
1,880,748 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,881,587, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,918,363, due 08/08/24-04/20/74)	1,880,748	0.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,880,748 (4)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,881,587, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,918,363, due 04/30/27-04/20/72)	$1,880,748	0.6
1,800,000 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $1,800,806, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $1,832,490, due 10/15/25-02/15/53)	1,800,000	0.6
	Total Repurchase Agreements (Cost $6,159,238)	6,159,238	2.0

	Time Deposits: 0.6%
180,000 (4)	BNP Paribas SA, 5.290%, 07/01/2024	180,000	0.1
180,000 (4)	Canadian Imperial Bank of Commerce, 5.310%, 07/01/2024	180,000	0.1
130,000 (4)	Credit Agricole Corporate and Investment Bank, 5.300%, 07/01/2024	130,000	0.0
170,000 (4)	DZ Bank AG, 5.300%, 07/01/2024	170,000	0.0
180,000 (4)	HSBC Bank PLC, 5.380%, 07/01/2024	180,000	0.1
160,000 (4)	Landesbank Hessen Thueringen Girozentrale, 5.320%, 07/01/2024	160,000	0.0
180,000 (4)	Mizuho Bank Ltd., 5.320%, 07/01/2024	180,000	0.1
180,000 (4)	Royal Bank of Canada, 5.320%, 07/01/2024	180,000	0.1
180,000 (4)	Skandinaviska Enskilda Banken AB, 5.310%, 07/01/2024	180,000	0.1

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
170,000 (4)	Svenska Handelsbanken AB, 5.310%, 07/01/2024	$170,000	0.0
	Total Time Deposits (Cost $1,710,000)	1,710,000	0.6

	Total Short-Term Investments (Cost $7,869,238)	7,869,238	2.6
	Total Investments in Securities (Cost $284,118,888)	$313,286,099	102.1
	Liabilities in Excess of Other Assets	(6,456,806)	(2.1)
	Net Assets	$306,829,293	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$24,961,517	$—	$24,961,517
Austria	1,752,241	4,406,115	—	6,158,356
Denmark	—	5,570,029	—	5,570,029
Finland	—	1,243,149	—	1,243,149
France	—	23,363,298	—	23,363,298
Germany	—	19,253,548	—	19,253,548
Hong Kong	844,900	5,183,063	—	6,027,963
Ireland	—	3,273,712	—	3,273,712
Israel	—	2,249,596	—	2,249,596
Italy	—	16,602,958	—	16,602,958
Japan	—	70,994,246	—	70,994,246
Jordan	—	1,112,432	—	1,112,432
Netherlands	—	14,064,952	—	14,064,952
New Zealand	789,505	—	—	789,505
Norway	1,859,854	7,284,324	—	9,144,178
Singapore	—	6,904,622	—	6,904,622
Spain	—	11,433,405	—	11,433,405
Switzerland	—	29,676,102	—	29,676,102
United Kingdom	585,292	44,865,671	—	45,450,963
Total Common Stock	5,831,792	292,442,739	—	298,274,531
Exchange-Traded Funds	4,416,110	—	—	4,416,110
Preferred Stock	—	2,726,220	—	2,726,220
Short-Term Investments	—	7,869,238	—	7,869,238
Total Investments, at fair value	$10,247,902	$303,038,197	$—	$313,286,099

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$3,290
Total	$3,290

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $286,920,475.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$36,201,754
Gross Unrealized Depreciation	(9,552,647)
Net Unrealized Appreciation	$26,649,107

See Accompanying Notes to Financial Statements

VY® American Century	PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.6%
	Communication Services: 2.6%
45,986	BCE, Inc.	$1,489,448	0.5
2,950 (1)	Cable One, Inc.	1,044,300	0.4
5,590	Electronic Arts, Inc.	778,855	0.3
131,988	Entravision Communications Corp. - Class A	267,936	0.1
30,602	Fox Corp. - Class B	979,876	0.3
81,275	Interpublic Group of Cos., Inc.	2,364,290	0.8
5,780	Omnicom Group, Inc.	518,466	0.2
7,612	Townsquare Media, Inc. - Class A	83,427	0.0
		7,526,598	2.6

	Consumer Discretionary: 6.5%
42,756 (2)	Accel Entertainment, Inc.	438,677	0.2
14,328 (2)	Aptiv PLC	1,008,978	0.3
23,553 (2)	Atmus Filtration Technologies, Inc.	677,855	0.2
34,515	BorgWarner, Inc.	1,112,764	0.4
13,257	Boyd Gaming Corp.	730,461	0.3
12,380	BRP, Inc.	792,691	0.3
14,957	Brunswick Corp.	1,088,421	0.4
1,201 (2)	Cavco Industries, Inc.	415,750	0.1
7,447	Darden Restaurants, Inc.	1,126,880	0.4
15,445 (2)	Dave & Buster’s Entertainment, Inc.	614,865	0.2
23,263 (2)	Dollar Tree, Inc.	2,483,791	0.8
32,100 (2)	Everi Holdings, Inc.	269,640	0.1
2,573 (2)	Malibu Boats, Inc. - Class A	90,158	0.0
24,712 (2)	MarineMax, Inc.	799,927	0.3
11,194 (2)	Mohawk Industries, Inc.	1,271,526	0.4
20,788 (1)(2)	OneWater Marine, Inc. - Class A	573,125	0.2
3,834	Penske Automotive Group, Inc.	571,343	0.2
3,323 (2)	Red Robin Gourmet Burgers, Inc.	25,155	0.0
17,976 (2)	Skyline Champion Corp.	1,217,874	0.4
7,835	Sodexo SA	705,785	0.2
70,412 (2)	Solo Brands, Inc. - Class A	160,539	0.1
40,839	Tapestry, Inc.	1,747,501	0.6
40,834 (2)	Topgolf Callaway Brands Corp.	624,760	0.2
4,665 (2)	Visteon Corp.	497,756	0.2
		19,046,222	6.5

	Consumer Staples: 7.5%
148,908	Conagra Brands, Inc.	4,231,966	1.4
39,685	Edgewell Personal Care Co.	1,594,940	0.5
39,316	General Mills, Inc.	2,487,130	0.9
16,555	Heineken NV	1,601,631	0.6
122,156	Kenvue, Inc.	2,220,796	0.8

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
24,109	Kimberly-Clark Corp.	$3,331,864	1.1
127,776	Koninklijke Ahold Delhaize NV	3,760,078	1.3
8,807	Pernod Ricard SA	1,201,624	0.4
14,885	Spectrum Brands Holdings, Inc.	1,279,068	0.4
10,698	Turning Point Brands, Inc.	343,299	0.1
		22,052,396	7.5

	Energy: 8.0%
76,255	Baker Hughes Co.	2,681,888	0.9
26,115 (1)	Cactus, Inc. - Class A	1,377,305	0.5
67,869	ChampionX Corp.	2,253,930	0.8
8,850	Chord Energy Corp.	1,483,968	0.5
54,354	Coterra Energy, Inc.	1,449,621	0.5
73,735	Crescent Energy Co. - Class A	873,760	0.3
140,577 (3)	Enterprise Products Partners L.P.	4,073,921	1.4
43,548	EQT Corp.	1,610,405	0.5
25,453	Mach Natural Resources L.P.	484,116	0.2
75,352 (1)	Magnolia Oil & Gas Corp. - Class A	1,909,420	0.6
45,942	Northern Oil and Gas, Inc.	1,707,664	0.6
36,327	Occidental Petroleum Corp.	2,289,691	0.8
54,102	Permian Resources Corp.	873,747	0.3
12,332	TXO Partners L.P.	248,613	0.1
		23,318,049	8.0

	Financials: 19.7%
10,891	Aflac, Inc.	972,675	0.3
22,905 (1)(3)	AllianceBernstein Holding L.P.	773,960	0.3
21,634	Allstate Corp.	3,454,084	1.2
18,549 (1)	A-Mark Precious Metals, Inc.	600,431	0.2
20,205	Ameris Bancorp	1,017,322	0.3
27,866	Axis Capital Holdings Ltd.	1,968,733	0.7
6,334 (2)	Axos Financial, Inc.	361,988	0.1
29,759	Banc of California, Inc.	380,320	0.1
76,343	Bank of New York Mellon Corp.	4,572,182	1.6
9,357	BankUnited, Inc.	273,879	0.1
6,035 (2)	Bowhead Specialty Holdings, Inc.	152,927	0.0
55,358	Columbia Banking System, Inc.	1,101,071	0.4
35,094	Commerce Bancshares, Inc.	1,957,543	0.7
69,987	Compass Diversified Holdings	1,532,015	0.5
68,046	CVB Financial Corp.	1,173,113	0.4
153,202	F.N.B. Corp.	2,095,803	0.7

See Accompanying Notes to Financial Statements

VY® American Century	PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
31,224	Fidelis Insurance Holdings Ltd.	$509,263	0.2
55,124	First BanCorp/Puerto Rico	1,008,218	0.3
52,989	First Hawaiian, Inc.	1,100,052	0.4
28,175	First Interstate BancSystem, Inc. - Class A	782,420	0.3
11,351	First Merchants Corp.	377,875	0.1
26,901 (2)	Hamilton Insurance Group Ltd. - Class B	447,902	0.2
13,367	Hanover Insurance Group, Inc.	1,676,756	0.6
66,404	Home BancShares, Inc.	1,591,040	0.5
45,756	Northern Trust Corp.	3,842,589	1.3
138,330	Old National Bancorp	2,377,893	0.8
41,395	Pacific Premier Bancorp, Inc.	950,843	0.3
25,000	Patria Investments Ltd. - Class A	301,500	0.1
7,797	PNC Financial Services Group, Inc.	1,212,278	0.4
9,413	Popular, Inc.	832,392	0.3
8,485	Provident Financial Services, Inc.	121,760	0.0
9,103	Reinsurance Group of America, Inc.	1,868,573	0.6
21,306	SouthState Corp.	1,628,205	0.6
3,541 (2)	StoneX Group, Inc.	266,673	0.1
21,639	T. Rowe Price Group, Inc.	2,495,193	0.8
79,887	Truist Financial Corp.	3,103,610	1.1
13,626 (2)	UMB Financial Corp.	1,136,681	0.4
32,672	US Bancorp	1,297,078	0.4
24,678	Valley National Bancorp	172,252	0.1
32,629	Webster Financial Corp.	1,422,298	0.5
24,531	Westamerica BanCorp	1,190,489	0.4
14,336	Willis Towers Watson PLC	3,758,039	1.3
		57,859,918	19.7

	Health Care: 11.1%
2,466	AmerisourceBergen Corp.	555,590	0.2
5,024 (2)	AMN Healthcare Services, Inc.	257,379	0.1
8,118	Becton Dickinson and Co.	1,897,258	0.6
26,336	Cardinal Health, Inc.	2,589,355	0.9
22,632 (2)	Centene Corp.	1,500,502	0.5
38,373	DENTSPLY SIRONA, Inc.	955,871	0.3
40,272	Embecta Corp.	503,400	0.2
19,524 (2)	Enovis Corp.	882,485	0.3
101,614 (2)	Envista Holdings Corp.	1,689,841	0.6
15,193	GE HealthCare Technologies, Inc.	1,183,838	0.4

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
60,008 (2)	Henry Schein, Inc.	$3,846,513	1.3
24,496 (2)	Hologic, Inc.	1,818,828	0.6
10,247 (2)	Labcorp Holdings, Inc.	2,085,367	0.7
27,377	Quest Diagnostics, Inc.	3,747,364	1.3
15,148	Universal Health Services, Inc. - Class B	2,801,320	1.0
56,607	Zimmer Biomet Holdings, Inc.	6,143,558	2.1
		32,458,469	11.1

	Industrials: 15.1%
4,627	Atkore, Inc.	624,321	0.2
6,050	Barrett Business Services, Inc.	198,258	0.1
40,676 (2)	Beacon Roofing Supply, Inc.	3,681,178	1.3
18,560	Brink’s Co.	1,900,544	0.6
62,114	Bunzl PLC	2,359,956	0.8
10,965	Cie de Saint-Gobain	852,794	0.3
4,221	Cummins, Inc.	1,168,922	0.4
26,267	Deluxe Corp.	589,957	0.2
79,057 (2)	DIRTT Environmental Solutions	34,334	0.0
3,045	Dover Corp.	549,470	0.2
8,638 (2)	DXP Enterprises, Inc.	395,966	0.1
28,187	Emerson Electric Co.	3,105,080	1.1
69,911 (2)	Gates Industrial Corp. PLC	1,105,293	0.4
18,756 (2)	GMS, Inc.	1,511,921	0.5
9,250	Heartland Express, Inc.	114,052	0.0
73,081 (2)	Hillman Solutions Corp.	646,767	0.2
7,226	Huntington Ingalls Industries, Inc.	1,779,981	0.6
16,359 (2)	IBEX Holdings Ltd.	264,689	0.1
19,357	Johnson Controls International PLC	1,286,660	0.4
1,446	Karat Packaging, Inc.	42,773	0.0
17,287	Korn Ferry	1,160,649	0.4
18,713	Loomis AB	485,823	0.2
7,739	Luxfer Holdings PLC	89,695	0.0
28,665	MSC Industrial Direct Co., Inc. - Class A	2,273,421	0.8
16,907	Norfolk Southern Corp.	3,629,764	1.2
5,951 (2)	NV5 Global, Inc.	553,264	0.2
20,378	Oshkosh Corp.	2,204,900	0.8
15,699 (2)	Proficient Auto Logistics, Inc.	252,126	0.1
5,087	Republic Services, Inc.	988,608	0.3
4,678	Science Applications International Corp.	549,899	0.2
13,272	Sensata Technologies Holding PLC	496,240	0.2
86,133	Southwest Airlines Co.	2,464,265	0.8
18,086 (1)	Tecnoglass, Inc.	907,555	0.3
37,709	Timken Co.	3,021,622	1.0
14,489 (2)	Titan Machinery, Inc.	230,375	0.1
9,429	UL Solutions, Inc. - Class A	397,810	0.1

See Accompanying Notes to Financial Statements

VY® American Century	PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
7,625 (2)	Verra Mobility Corp.	$207,400	0.1
20,878	Vinci SA	2,200,634	0.8
		44,326,966	15.1

	Information Technology: 8.3%
29,622	Amdocs Ltd.	2,337,768	0.8
7,630	Amkor Technology, Inc.	305,353	0.1
28,442	Avnet, Inc.	1,464,479	0.5
4,839 (2)	Axcelis Technologies, Inc.	688,058	0.2
3,783	Belden, Inc.	354,845	0.1
23,363	Cognizant Technology Solutions Corp. - Class A	1,588,684	0.6
24,320 (2)	Coherent Corp.	1,762,227	0.6
12,464 (2)	Euronet Worldwide, Inc.	1,290,024	0.5
54,883	EVERTEC, Inc.	1,824,860	0.6
14,832 (2)	F5, Inc.	2,554,515	0.9
69,441	HP, Inc.	2,431,824	0.8
41,963	Juniper Networks, Inc.	1,529,971	0.5
24,336	Kulicke & Soffa Industries, Inc.	1,197,088	0.4
14,004 (2)	ON Semiconductor Corp.	959,974	0.3
32,253 (2)	Repay Holdings Corp.	340,592	0.1
12,052	TE Connectivity Ltd.	1,812,982	0.6
42,641 (2)	Teradata Corp.	1,473,673	0.5
3,677	Teradyne, Inc.	545,262	0.2
		24,462,179	8.3

	Materials: 4.2%
27,438	Akzo Nobel NV	1,672,328	0.6
62,454	Amcor PLC	610,800	0.2
14,043	CRH PLC US	1,052,944	0.4
138,390	Graphic Packaging Holding Co.	3,627,202	1.2
9,159 (2)	Ingevity Corp.	400,340	0.1
8,677	Minerals Technologies, Inc.	721,579	0.2
11,404	Packaging Corp. of America	2,081,914	0.7
50,136	Pactiv Evergreen, Inc.	567,540	0.2
32,606	Sonoco Products Co.	1,653,776	0.6
		12,388,423	4.2

	Real Estate: 6.0%
25,832	CareTrust REIT, Inc.	648,383	0.2
31,153	Equity Residential	2,160,149	0.7
2,798	Essex Property Trust, Inc.	761,616	0.3
131,902	Healthpeak Properties, Inc.	2,585,279	0.9
7,305	Public Storage	2,101,283	0.7
58,228	Realty Income Corp.	3,075,603	1.0
32,080	Regency Centers Corp.	1,995,376	0.7
11,195	Ryman Hospitality Properties, Inc.	1,117,933	0.4
22,508	Terreno Realty Corp.	1,332,023	0.5

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
36,944	UMH Properties, Inc.	$590,735	0.2
43,696	VICI Properties, Inc.	1,251,453	0.4
		17,619,833	6.0

	Utilities: 8.6%
1,368	ALLETE, Inc.	85,295	0.0
26,936	CMS Energy Corp.	1,603,500	0.5
30,180	Duke Energy Corp.	3,024,941	1.0
52,143	Edison International	3,744,389	1.3
43,976	Evergy, Inc.	2,329,409	0.8
39,176	Eversource Energy	2,221,671	0.8
455	Luxfer Holdings PLC-ADR	5,273	0.0
66,636	NorthWestern Corp.	3,337,131	1.1
25,459	ONE Gas, Inc.	1,625,557	0.6
14,630	Pinnacle West Capital Corp.	1,117,439	0.4
10,720	Southwest Gas Holdings, Inc.	754,474	0.3
31,380	Spire, Inc.	1,905,707	0.7
31,213	WEC Energy Group, Inc.	2,448,972	0.8
18,987	Xcel Energy, Inc.	1,014,096	0.3
		25,217,854	8.6

	Total Common Stock (Cost $284,005,913)	286,276,907	97.6

PREFERRED STOCK: 0.5%
	Consumer Staples: 0.5%
17,475	Henkel AG & Co. KGaA	1,555,919	0.5

	Total Preferred Stock (Cost $1,192,241)	1,555,919	0.5
	Total Long-Term Investments
	(Cost $285,198,154)	287,832,826	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
	Repurchase Agreements: 2.2%
336,435 (4)	Bethesda Securities, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $336,586, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-6.070%, Market Value plus accrued interest $343,164, due 10/01/27-01/01/57)	336,435	0.1

See Accompanying Notes to Financial Statements

VY® American Century	PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,550,909 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,551,601, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,581,927, due 08/08/24-04/20/74)	$1,550,909	0.5
1,550,909 (4)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,551,601, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,581,927, due 04/30/27-04/20/72)	1,550,909	0.6
1,550,909 (4)	Marex Capital Markets Inc., Repurchase Agreement dated 06/28/2024, 5.440%, due 07/01/2024 (Repurchase Amount $1,551,602, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,581,928, due 01/15/25-11/01/53)	1,550,909	0.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,500,000 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $1,500,672, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $1,527,075, due 10/15/25-02/15/53)	$1,500,000	0.5
	Total Repurchase Agreements (Cost $6,489,162)	6,489,162	2.2

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.5%
4,466,966 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.210% (Cost $4,466,966)	$4,466,966	1.5

	Total Short-Term Investments (Cost $10,956,128)	10,956,128	3.7
	Total Investments in Securities
	(Cost $296,154,282)	$298,788,954	101.8

	Liabilities in Excess of Other Assets	(5,349,317)	(1.8)

	Net Assets	$293,439,637	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Security, or a portion of the security, is on loan.

(2)	Non-income producing security.

(3)	Security is a Master Limited Partnership.

(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

VY® American Century	PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$7,526,598	$—	$—	$7,526,598
Consumer Discretionary	18,340,437	705,785	—	19,046,222
Consumer Staples	15,489,063	6,563,333	—	22,052,396
Energy	23,318,049	—	—	23,318,049
Financials	57,859,918	—	—	57,859,918
Health Care	32,458,469	—	—	32,458,469
Industrials	38,427,759	5,899,207	—	44,326,966
Information Technology	24,462,179	—	—	24,462,179
Materials	10,716,095	1,672,328	—	12,388,423
Real Estate	17,619,833	—	—	17,619,833
Utilities	25,217,854	—	—	25,217,854
Total Common Stock	271,436,254	14,840,653	—	286,276,907
Preferred Stock	—	1,555,919	—	1,555,919
Short-Term Investments	4,466,966	6,489,162	—	10,956,128
Total Investments, at fair value	$275,903,220	$22,885,734	$—	$298,788,954
Other Financial Instruments+
Forward Foreign Currency Contracts	—	54,151	—	54,151
Total Assets	$275,903,220	$22,939,885	$—	$298,843,105
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(446)	$—	$(446)
Total Liabilities	$—	$(446)	$—	$(446)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	3,011,668	EUR	2,791,230	Bank of America N.A.	09/27/24	$9,637
USD	1,287,094	CAD	1,753,492	Bank of America N.A.	09/27/24	2,641
EUR	319,172	USD	343,673	Bank of America N.A.	09/27/24	(397)
USD	3,010,297	EUR	2,791,231	Citibank N.A.	09/27/24	8,267
USD	435,265	SEK	4,542,768	Citibank N.A.	09/27/24	4,713
SEK	165,423	USD	15,727	Citibank N.A.	09/27/24	(49)
USD	2,027,399	GBP	1,596,578	Goldman Sachs & Co.	09/27/24	7,838
USD	3,013,463	EUR	2,791,230	Morgan Stanley	09/27/24	11,433
USD	3,011,654	EUR	2,791,231	UBS AG	09/27/24	9,623
						$53,706

See Accompanying Notes to Financial Statements

VY® American Century	PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of June 30, 2024 (Unaudited) (continued)

Currency Abbreviations:			Currency Abbreviations:

CAD	—	Canadian Dollar	GBP	—	British Pound
EUR	—	EU Euro	SEK	—	Swedish Krona
			USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$54,152
Total Asset Derivatives		$54,152
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$446
Total Liability Derivatives		$446

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$372,417
Total	$372,417

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$215,794
Total	$215,794

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2024:

	Bank of		Goldman	Morgan
	America N.A.	Citibank N.A.	Sachs & Co.	Stanley	UBS AG	Total
Assets:
Forward foreign currency contracts	$12,278	$12,980	$7,838	$11,433	$9,623	$54,152
Total Assets	$12,278	$12,980	$7,838	$11,433	$9,623	$54,152
Liabilities:
Forward foreign currency contracts	$397	$49	$—	$—	$—	$446
Total Liabilities	$397	$49	$—	$—	$—	$446
Net OTC derivative instruments by counterparty, at fair value	$11,881	$12,931	$7,838	$11,433	$9,623	$53,706
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$11,881	$12,931	$7,838	$11,433	$9,623	$53,706

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

VY® American Century	PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $299,348,995.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$22,834,693
Gross Unrealized Depreciation	(23,310,978)
Net Unrealized Depreciation	$(476,285)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Baron Growth Portfolio	as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.7%
	Communication Services: 1.9%
317,000	Iridium Communications, Inc.	$8,438,540	1.9

	Consumer Discretionary: 16.3%
49,000 (1)	Bright Horizons Family Solutions, Inc.	5,393,920	1.2
258,250	Choice Hotels International, Inc.	30,731,750	7.0
510,000 (1)	Figs, Inc. - Class A	2,718,300	0.6
150,000	Krispy Kreme, Inc.	1,614,000	0.4
132,026	Red Rock Resorts, Inc. - Class A	7,252,188	1.6
133,800	Vail Resorts, Inc.	24,101,394	5.5
		71,811,552	16.3

	Financials: 41.2%
376,500 (1)	Arch Capital Group Ltd.	37,985,085	8.6
100,000	Carlyle Group, Inc.	4,015,000	0.9
100,000	Cohen & Steers, Inc.	7,256,000	1.7
10,000	Essent Group Ltd.	561,900	0.1
62,382	FactSet Research Systems, Inc.	25,468,699	5.8
30,325	Houlihan Lokey, Inc.	4,089,630	0.9
61,100	Kinsale Capital Group, Inc.	23,540,608	5.4
22,065	Moelis & Co. - Class A	1,254,616	0.3
46,000	Morningstar, Inc.	13,609,100	3.1
87,350	MSCI, Inc.	42,080,862	9.6
88,900	Primerica, Inc.	21,031,962	4.8
		180,893,462	41.2

	Health Care: 9.7%
170,000	Bio-Techne Corp.	12,180,500	2.8
30,000 (1)	IDEXX Laboratories, Inc.	14,616,000	3.3
4,700 (1)	Mettler-Toledo International, Inc.	6,568,673	1.5
85,000 (1)	Neogen Corp.	1,328,550	0.3
24,000	West Pharmaceutical Services, Inc.	7,905,360	1.8
		42,599,083	9.7

	Industrials: 6.8%
335,000 (1)	CoStar Group, Inc.	24,836,900	5.6
4,129,898 (2)(3)	Northvolt AB - Restricted	762,161	0.2
60,000 (1)	Trex Co., Inc.	4,447,200	1.0
		30,046,261	6.8

	Information Technology: 18.2%
53,870 (1)	Altair Engineering, Inc. - Class A	5,283,570	1.2
63,000 (1)	ANSYS, Inc.	20,254,500	4.6
18,500 (1)	Clearwater Analytics Holdings, Inc. - Class A	342,620	0.1
91,900 (1)	Gartner, Inc.	41,268,614	9.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
92,000 (1)	Guidewire Software, Inc.	$12,685,880	2.9
		79,835,184	18.2

	Real Estate: 5.6%
58,000	Alexandria Real Estate Equities, Inc.	6,784,260	1.6
241,452	Douglas Emmett, Inc.	3,213,726	0.7
325,000	Gaming and Leisure Properties, Inc.	14,693,250	3.3
		24,691,236	5.6
	Total Common Stock (Cost $77,137,190)	438,315,318	99.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.0%
	Mutual Funds: 0.0%
78,464 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.210% (Cost $78,464)	$78,464	0.0

	Total Short-Term Investments (Cost $78,464)	78,464	0.0
	Total Investments in Securities
	(Cost $77,215,654)	$438,393,782	99.7

	Assets in Excess of Other Liabilities	1,262,553	0.3

	Net Assets	$439,656,335	100.0

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(3)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2024, the Portfolio held restricted securities with a fair value of $762,161 or 0.2% of net assets. Please refer to the table below for additional details.

(4)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Baron Growth Portfolio	as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$8,438,540	$—	$—	$8,438,540
Consumer Discretionary	71,811,552	—	—	71,811,552
Financials	180,893,462	—	—	180,893,462
Health Care	42,599,083	—	—	42,599,083
Industrials	29,284,100	—	762,161	30,046,261
Information Technology	79,835,184	—	—	79,835,184
Real Estate	24,691,236	—	—	24,691,236
Total Common Stock	437,553,157	—	762,161	438,315,318
Short-Term Investments	78,464	—	—	78,464
Total Investments, at fair value	$437,631,621	$—	$762,161	$438,393,782

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2024, VY® Baron Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Northvolt AB - Restricted	9/21/2020	$651,737	$762,161
		$651,737	$762,161

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $79,593,864.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$361,895,207
Gross Unrealized Depreciation	(3,095,289)
Net Unrealized Appreciation	$358,799,918

See Accompanying Notes to Financial Statements

VY® Columbia	PORTFOLIO OF INVESTMENTS
Contrarian Core Portfolio	as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.0%
	Communication Services: 11.5%
10,899	Alphabet, Inc. - Class A	$1,985,253	2.6
9,375	Alphabet, Inc. - Class C	1,719,562	2.2
5,328	Meta Platforms, Inc. - Class A	2,686,484	3.4
16,112 (1)	Pinterest, Inc. - Class A	710,056	0.9
6,649 (1)	Take-Two Interactive Software, Inc.	1,033,853	1.3
4,866	T-Mobile US, Inc.	857,292	1.1
		8,992,500	11.5

	Consumer Discretionary: 7.5%
19,397 (1)	Amazon.com, Inc.	3,748,470	4.8
19,838	eBay, Inc.	1,065,697	1.4
3,619	NIKE, Inc. - Class B	272,764	0.3
11,246	Tapestry, Inc.	481,216	0.6
1,705 (1)	Tesla, Inc.	337,386	0.4
		5,905,533	7.5

	Consumer Staples: 4.7%
47,970 (1)	Coty, Inc. - Class A	480,660	0.6
3,375	Mondelez International, Inc. - Class A	220,860	0.3
6,071	Procter & Gamble Co.	1,001,229	1.3
13,716	Sysco Corp.	979,185	1.2
14,809	Walmart, Inc.	1,002,717	1.3
		3,684,651	4.7

	Energy: 3.7%
23,444	Canadian Natural Resources Ltd.	834,606	1.1
8,404	Chevron Corp.	1,314,554	1.7
5,760	EOG Resources, Inc.	725,011	0.9
		2,874,171	3.7

	Financials: 9.7%
1,855	American Express Co.	429,525	0.6
2,785	Aon PLC - Class A	817,620	1.0
28,518	Bank of America Corp.	1,134,161	1.4
566 (1)	Berkshire Hathaway, Inc. - Class B	230,249	0.3
1,309	BlackRock, Inc.	1,030,602	1.3
8,236 (1)	Block, Inc.	531,140	0.7
8,671	Charles Schwab Corp.	638,966	0.8
6,744	JPMorgan Chase & Co.	1,364,041	1.7
1,316	S&P Global, Inc.	586,936	0.8
14,785	Wells Fargo & Co.	878,081	1.1
		7,641,321	9.7

	Health Care: 12.4%
5,965	Abbott Laboratories	619,823	0.8
6,810	AbbVie, Inc.	1,168,051	1.5
2,844	Becton Dickinson and Co.	664,671	0.9
3,241 (1)	Biogen, Inc.	751,328	1.0
5,982 (1)	BioMarin Pharmaceutical, Inc.	492,498	0.6
9,573 (1)	Boston Scientific Corp.	737,217	0.9
2,645	Elevance Health, Inc.	1,433,220	1.8

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,244	Eli Lilly & Co.	$1,126,293	1.4
1,125 (1)	IQVIA Holdings, Inc.	237,870	0.3
21,700	Pfizer, Inc.	607,166	0.8
2,232	Thermo Fisher Scientific, Inc.	1,234,296	1.6
1,344 (1)	Vertex Pharmaceuticals, Inc.	629,960	0.8
		9,702,393	12.4

	Industrials: 7.8%
5,551	Emerson Electric Co.	611,498	0.8
730 (1)	GE Vernova, Inc.	125,202	0.2
2,454	General Electric Co.	390,112	0.5
6,401	Honeywell International, Inc.	1,366,870	1.7
1,081	L3Harris Technologies, Inc.	242,771	0.3
768	Parker-Hannifin Corp.	388,462	0.5
10,484	Raytheon Technologies Corp.	1,052,489	1.3
10,562 (1)	Uber Technologies, Inc.	767,646	1.0
2,150	Union Pacific Corp.	486,459	0.6
6,429 (1)	United Airlines Holdings, Inc.	312,835	0.4
2,917	United Parcel Service, Inc. - Class B	399,192	0.5
		6,143,536	7.8

	Information Technology: 34.7%
663	Accenture PLC - Class A	201,161	0.2
738 (1)	Adobe, Inc.	409,988	0.5
3,174 (1)	Advanced Micro Devices, Inc.	514,855	0.6
26,410	Apple, Inc.	5,562,474	7.1
2,748 (1)	Autodesk, Inc.	679,993	0.9
3,547	Entegris, Inc.	480,264	0.6
3,144	International Business Machines Corp.	543,755	0.7
1,360	Intuit, Inc.	893,806	1.1
1,024	Lam Research Corp.	1,090,406	1.4
5,373	Marvell Technology, Inc.	375,573	0.5
2,281	Mastercard, Inc. - Class A	1,006,286	1.3
12,977	Microsoft Corp.	5,800,070	7.4
45,455	NVIDIA Corp.	5,615,511	7.2
10,148 (1)	ON Semiconductor Corp.	695,645	0.9
1,421 (1)	Palo Alto Networks, Inc.	481,733	0.6
3,115	Qualcomm, Inc.	620,446	0.8
7,375	TE Connectivity Ltd.	1,109,421	1.4
4,516	Visa, Inc. - Class A	1,185,314	1.5
		27,266,701	34.7

	Materials: 2.2%
1,376	Avery Dennison Corp.	300,862	0.4
20,945	Newmont Corp.	876,967	1.1

See Accompanying Notes to Financial Statements

VY® Columbia	PORTFOLIO OF INVESTMENTS
Contrarian Core Portfolio	as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
1,857	Sherwin-Williams Co.	$554,185	0.7
		1,732,014	2.2
	Real Estate: 1.2%
4,809	American Tower Corp.	934,774	1.2

	Utilities: 1.6%
5,262	DTE Energy Co.	584,135	0.8
8,720	Public Service Enterprise Group, Inc.	642,664	0.8
		1,226,799	1.6
	Total Common Stock (Cost $55,308,782)	76,104,393	97.0

OTHER(2): 0.0%
	Materials: 0.0%
649,000 (3)(4)	SINO Forest Corp.	—	0.0

	Total Other (Cost $—)	—	0.0

	Total Long-Term Investments (Cost $55,308,782)	76,104,393	97.0

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Mutual Funds: 2.9%
2,270,160 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.210% (Cost $2,270,160)	$2,270,160	2.9

	Total Short-Term Investments (Cost $2,270,160)	2,270,160	2.9
	Total Investments in Securities
	(Cost $57,578,942)	$78,374,553	99.9
	Assets in Excess of Other Liabilities	62,311	0.1
	Net Assets	$78,436,864	100.0

(1)	Non-income producing security.

(2)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.

(5)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

VY® Columbia	PORTFOLIO OF INVESTMENTS
Contrarian Core Portfolio	as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$76,104,393	$—	$—	$76,104,393
Short-Term Investments	2,270,160	—	—	2,270,160
Total Investments, at fair value	$78,374,553	$—	$—	$78,374,553

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2024, VY® Columbia Contrarian Core Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
SINO Forest Corp.	3/1/2013	$—	$—
		$—	$—

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $58,656,801.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$21,170,724
Gross Unrealized Depreciation	(1,452,972)
Net Unrealized Appreciation	$19,717,752

See Accompanying Notes to Financial Statements

VY® Columbia	PORTFOLIO OF INVESTMENTS
Small Cap Value II Portfolio	as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Communication Services: 1.2%
56,070 (1)	Magnite, Inc.	$745,170	0.6
20,630	Shutterstock, Inc.	798,381	0.6
		1,543,551	1.2

	Consumer Discretionary: 13.6%
16,979	Advance Auto Parts, Inc.	1,075,280	0.8
65,250	American Eagle Outfitters, Inc.	1,302,390	1.0
14,540	Carter’s, Inc.	901,044	0.7
4,160 (1)	Cavco Industries, Inc.	1,440,067	1.1
6,840	Group 1 Automotive, Inc.	2,033,395	1.6
84,907	International Game Technology PLC	1,737,197	1.3
24,170	Kontoor Brands, Inc.	1,598,846	1.2
73,530	Laureate Education, Inc.	1,098,538	0.9
25,700	Perdoceo Education Corp.	550,494	0.4
30,070	Red Rock Resorts, Inc. - Class A	1,651,745	1.3
78,250 (1)	Savers Value Village, Inc.	957,780	0.7
20,292	Signet Jewelers Ltd.	1,817,758	1.4
29,150 (1)	Taylor Morrison Home Corp.	1,616,076	1.2
		17,780,610	13.6

	Consumer Staples: 1.4%
8,795	Cal-Maine Foods, Inc.	537,463	0.4
40,837 (1)	Central Garden & Pet Co. - Class A	1,348,846	1.0
		1,886,309	1.4

	Energy: 7.3%
17,470	Civitas Resources, Inc.	1,205,430	0.9
68,760 (1)	CNX Resources Corp.	1,670,868	1.3
59,700	Golar LNG Ltd.	1,871,595	1.4
40,140	Murphy Oil Corp.	1,655,374	1.3
33,570	PBF Energy, Inc. - Class A	1,544,891	1.2
36,380	SM Energy Co.	1,572,708	1.2
		9,520,866	7.3

	Financials: 19.7%
20,980	Assured Guaranty Ltd.	1,618,607	1.2
22,080	Axis Capital Holdings Ltd.	1,559,952	1.2
30,519	Bank of NT Butterfield & Son Ltd.	1,071,827	0.8
46,430	BankUnited, Inc.	1,359,006	1.0
11,070	BOK Financial Corp.	1,014,455	0.8
107,390	F.N.B. Corp.	1,469,095	1.1
111,580	Fulton Financial Corp.	1,894,629	1.4
42,440	Hancock Whitney Corp.	2,029,905	1.6
41,530	Lazard, Inc.	1,585,615	1.2
64,429	MGIC Investment Corp.	1,388,445	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
14,150	PennyMac Financial Services, Inc.	$1,338,590	1.0
15,330	Popular, Inc.	1,355,632	1.0
70,160	Radian Group, Inc.	2,181,976	1.7
18,740 (1)	StoneX Group, Inc.	1,411,309	1.1
30,840	Synovus Financial Corp.	1,239,460	0.9
43,480	Washington Federal, Inc.	1,242,659	0.9
14,900	Westamerica BanCorp	723,097	0.6
32,230	Zions Bancorp NA	1,397,815	1.1
		25,882,074	19.7

	Health Care: 6.8%
22,640 (1)	Apellis Pharmaceuticals, Inc.	868,470	0.7
21,510 (1)	Arrowhead Pharmaceuticals, Inc.	559,045	0.4
60,350 (1)	BioCryst Pharmaceuticals, Inc.	372,963	0.3
124,681 (1)	GoodRx Holdings, Inc. - Class A	972,512	0.7
12,730 (1)	Haemonetics Corp.	1,053,153	0.8
9,010 (1)	Intra-Cellular Therapies, Inc.	617,095	0.5
35,980 (1)	LivaNova PLC	1,972,423	1.5
13,360 (1)	Merit Medical Systems, Inc.	1,148,292	0.9
12,000 (1)	Prestige Consumer Healthcare, Inc.	826,200	0.6
14,340 (1)	SpringWorks Therapeutics, Inc.	540,188	0.4
		8,930,341	6.8

	Industrials: 18.5%
166,079 (1)	Alight, Inc. - Class A	1,225,663	0.9
11,770	ArcBest Corp.	1,260,332	1.0
14,630	AZZ, Inc.	1,130,167	0.9
17,110 (1)	Beacon Roofing Supply, Inc.	1,548,455	1.2
23,765	Crane Holdings Co.	1,459,646	1.1
35,900 (1)	Fluor Corp.	1,563,445	1.2
7,920	Herc Holdings, Inc.	1,055,657	0.8
30,622	Hillenbrand, Inc.	1,225,492	0.9
30,090	HNI Corp.	1,354,652	1.0
13,490 (1)	Kirby Corp.	1,615,158	1.2
48,764	Marten Transport Ltd.	899,696	0.7
16,680	Matson, Inc.	2,184,580	1.7
11,632	Moog, Inc. - Class A	1,946,033	1.5
43,810 (1)	MRC Global, Inc.	565,587	0.4
18,550	Mueller Industries, Inc.	1,056,237	0.8
8,860	Science Applications International Corp.	1,041,493	0.8
9,950 (1)	SPX Technologies, Inc.	1,414,293	1.1
15,000	UFP Industries, Inc.	1,680,000	1.3
		24,226,586	18.5

	Information Technology: 9.2%
13,700 (1)	Blackbaud, Inc.	1,043,529	0.8

See Accompanying Notes to Financial Statements

VY® Columbia	PORTFOLIO OF INVESTMENTS
Small Cap Value II Portfolio	as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
47,698	Clear Secure, Inc. - Class A	$892,430	0.7
56,600 (1)	Knowles Corp.	976,916	0.7
46,260 (1)	Kyndryl Holdings, Inc.	1,217,101	0.9
23,620 (1)	Lumentum Holdings, Inc.	1,202,730	0.9
100,419 (1)	N-able, Inc.	1,529,381	1.2
27,470	Progress Software Corp.	1,490,522	1.1
12,650 (1)	ScanSource, Inc.	560,522	0.4
87,124	Vishay Intertechnology, Inc.	1,942,865	1.5
32,530	Vontier Corp.	1,242,646	1.0
		12,098,642	9.2

	Materials: 8.5%
19,410 (1)	ATI, Inc.	1,076,285	0.8
34,000	Avient Corp.	1,484,100	1.1
13,450	Cabot Corp.	1,235,920	0.9
15,700	Carpenter Technology Corp.	1,720,406	1.3
30,850	Commercial Metals Co.	1,696,442	1.3
92,050	Ferroglobe PLC	493,388	0.4
23,590	Minerals Technologies, Inc.	1,961,744	1.5
41,540 (1)	Summit Materials, Inc. - Class A	1,520,779	1.2
		11,189,064	8.5

	Real Estate: 7.7%
30,760	American Assets Trust, Inc.	688,409	0.5
43,080	Cousins Properties, Inc.	997,302	0.8
136,080 (1)	Cushman & Wakefield PLC	1,415,232	1.1
69,660	Kite Realty Group Trust	1,558,991	1.2
95,250	Macerich Co.	1,470,660	1.1
37,500	Rayonier, Inc.	1,090,875	0.8
111,560	RLJ Lodging Trust	1,074,322	0.8
64,780	Tanger Factory Outlet Centers, Inc.	1,756,186	1.4
		10,051,977	7.7

	Utilities: 5.2%
31,400	New Jersey Resources Corp.	1,342,036	1.0
44,100	PNM Resources, Inc.	1,629,936	1.3
40,340	Portland General Electric Co.	1,744,301	1.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
33,790	Spire, Inc.	$2,052,067	1.6
		6,768,340	5.2
	Total Common Stock
	(Cost $118,985,096)	129,878,360	99.1

	Total Investments in Securities
	(Cost $118,985,096)	$129,878,360	99.1

	Assets in Excess of Other Liabilities	1,161,073	0.9
	Net Assets	$131,039,433	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

VY® Columbia	PORTFOLIO OF INVESTMENTS
Small Cap Value II Portfolio	as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$129,878,360	$—	$—	$129,878,360
Total Investments, at fair value	$129,878,360	$—	$—	$129,878,360

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $120,290,857.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$14,019,432
Gross Unrealized Depreciation	(4,431,929)
Net Unrealized Appreciation	$9,587,503

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.1%
	Communication Services: 8.9%
25,156	Alphabet, Inc. - Class A	$4,582,165	2.0
9,513 (1)	Charter Communications, Inc. - Class A	2,844,007	1.3
54,034	Comcast Corp. - Class A	2,115,971	0.9
11,433	Meta Platforms, Inc. - Class A	5,764,747	2.5
9,908	T-Mobile US, Inc.	1,745,592	0.8
22,520	Walt Disney Co.	2,236,011	1.0
132,541 (1)	Warner Bros Discovery, Inc.	986,105	0.4
		20,274,598	8.9

	Consumer Discretionary: 3.6%
51,961	eBay, Inc.	2,791,345	1.2
10,144	General Motors Co.	471,290	0.2
54,420	Las Vegas Sands Corp.	2,408,085	1.1
32,278	Starbucks Corp.	2,512,843	1.1
		8,183,563	3.6

	Consumer Staples: 9.4%
31,588	Coca-Cola Co.	2,010,576	0.9
80,300	Keurig Dr Pepper, Inc.	2,682,020	1.2
21,577	Kimberly-Clark Corp.	2,981,941	1.3
65,134	Kraft Heinz Co.	2,098,618	0.9
58,144	Philip Morris International, Inc.	5,891,732	2.6
40,747	Reckitt Benckiser Group PLC	2,204,373	1.0
36,780	Sysco Corp.	2,625,724	1.2
13,680	Tyson Foods, Inc. - Class A	781,675	0.3
		21,276,659	9.4

	Energy: 9.9%
12,116	Cheniere Energy, Inc.	2,118,240	0.9
30,489	Chevron Corp.	4,769,090	2.1
16,587	ConocoPhillips	1,897,221	0.8
36,741	Exxon Mobil Corp.	4,229,624	1.9
13,304	Hess Corp.	1,962,606	0.9
73,636	Marathon Oil Corp.	2,111,144	0.9
12,723	Shell PLC, ADR	918,346	0.4
120,197	Suncor Energy, Inc.	4,579,506	2.0
		22,585,777	9.9

	Financials: 19.4%
14,664	Allstate Corp.	2,341,254	1.0
48,685	American International Group, Inc.	3,614,374	1.6
160,205	Bank of America Corp.	6,371,353	2.8
53,951	Citigroup, Inc.	3,423,731	1.5
86,276	Citizens Financial Group, Inc.	3,108,524	1.4
82,958	Fifth Third Bancorp	3,027,137	1.3
6,461	Goldman Sachs Group, Inc.	2,922,440	1.3
215,590	Huntington Bancshares, Inc.	2,841,476	1.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
15,986	M&T Bank Corp.	$2,419,641	1.1
30,501	MetLife, Inc.	2,140,865	0.9
15,557	Morgan Stanley	1,511,985	0.7
43,024	State Street Corp.	3,183,776	1.4
121,992	Wells Fargo & Co.	7,245,105	3.2
		44,151,661	19.4

	Health Care: 15.6%
7,417	AbbVie, Inc.	1,272,164	0.6
16,114	AstraZeneca PLC	2,507,861	1.1
32,020	Baxter International, Inc.	1,071,069	0.5
7,771	Becton Dickinson and Co.	1,816,160	0.8
30,615	Bristol-Myers Squibb Co.	1,271,441	0.6
51,320	CVS Health Corp.	3,030,959	1.3
27,694	DENTSPLY SIRONA, Inc.	689,858	0.3
9,444	Elevance Health, Inc.	5,117,326	2.2
5,748	GE HealthCare Technologies, Inc.	447,884	0.2
30,188 (1)	Henry Schein, Inc.	1,935,051	0.8
6,056	Humana, Inc.	2,262,824	1.0
19,520	Johnson & Johnson	2,853,043	1.3
26,184	Medtronic PLC	2,060,943	0.9
28,366	Merck & Co., Inc.	3,511,711	1.5
76,847	Sanofi, ADR	3,728,616	1.6
10,595	Universal Health Services, Inc. - Class B	1,959,333	0.9
		35,536,243	15.6

	Industrials: 11.8%
8,453	Caterpillar, Inc.	2,815,694	1.2
11,862	Eaton Corp. PLC	3,719,330	1.6
31,601	Emerson Electric Co.	3,481,166	1.5
16,319	FedEx Corp.	4,893,089	2.2
16,349	General Electric Co.	2,599,001	1.2
66,375	Johnson Controls International PLC	4,411,946	2.0
27,353	Textron, Inc.	2,348,529	1.0
16,358	Westinghouse Air Brake Technologies Corp.	2,585,382	1.1
		26,854,137	11.8

	Information Technology: 11.6%
84,646	Cisco Systems, Inc.	4,021,531	1.8
39,823	Cognizant Technology Solutions Corp. - Class A	2,707,964	1.2
94,081 (1)	DXC Technology Co.	1,796,006	0.8
14,378 (1)	F5, Inc.	2,476,323	1.1
74,217	Intel Corp.	2,298,501	1.0
14,201	Microsoft Corp.	6,347,137	2.8
12,255	NXP Semiconductors NV	3,297,698	1.4
17,229	Qualcomm, Inc.	3,431,672	1.5
		26,376,832	11.6

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 3.3%
26,247	CF Industries Holdings, Inc.	$1,945,428	0.9
45,759	Corteva, Inc.	2,468,240	1.1
69,935	International Paper Co.	3,017,695	1.3
		7,431,363	3.3

	Real Estate: 0.4%
4,099	SBA Communications Corp.	804,634	0.4

	Utilities: 1.2%
57,996	Dominion Energy, Inc.	2,841,804	1.2

	Total Common Stock
	(Cost $176,919,200)	216,317,271	95.1

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
	Mutual Funds: 4.6%
110,430,418 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.210%
	(Cost $10,430,418)	$10,430,418	4.6

	Total Short-Term Investments
	(Cost $10,430,418)	10,430,418	4.6

	Total Investments in Securities
	(Cost $187,349,618)	$226,747,689	99.7

	Assets in Excess of Other Liabilities	631,159	0.3
	Net Assets	$227,378,848	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.

(2)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$20,274,598	$—	$—	$20,274,598
Consumer Discretionary	8,183,563	—	—	8,183,563
Consumer Staples	19,072,286	2,204,373	—	21,276,659
Energy	22,585,777	—	—	22,585,777
Financials	44,151,661	—	—	44,151,661
Health Care	33,028,382	2,507,861	—	35,536,243
Industrials	26,854,137	—	—	26,854,137
Information Technology	26,376,832	—	—	26,376,832
Materials	7,431,363	—	—	7,431,363
Real Estate	804,634	—	—	804,634
Utilities	2,841,804	—	—	2,841,804
Total Common Stock	211,605,037	4,712,234	—	216,317,271
Short-Term Investments	10,430,418	—	—	10,430,418
Total Investments, at fair value	$222,035,455	$4,712,234	$—	$226,747,689
Other Financial Instruments+
Forward Foreign Currency Contracts	—	42,660	—	42,660
Total Assets	$222,035,455	$4,754,894	$—	$226,790,349
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(5,152)	$—	$(5,152)
Total Liabilities	$—	$(5,152)	$—	$(5,152)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	103,275	USD	75,218	CIBC World Markets Corp.	07/12/24	$290
EUR	39,283	USD	42,089	CIBC World Markets Corp.	07/12/24	2
EUR	68,589	USD	73,460	Deutsche Bank AG	07/12/24	31
USD	56,606	CAD	77,454	Deutsche Bank AG	07/12/24	(24)
USD	70,267	EUR	65,520	Goldman Sachs International	07/12/24	65
EUR	50,163	USD	53,891	Goldman Sachs International	07/12/24	(143)
GBP	46,547	USD	59,577	JPMorgan Chase Bank N.A.	07/12/24	(733)
USD	1,893,450	EUR	1,746,635	RBC Capital Markets Corp.	07/12/24	21,981
USD	2,909,922	GBP	2,285,878	RBC Capital Markets Corp.	07/12/24	20,174
USD	37,678	EUR	35,055	RBC Capital Markets Corp.	07/12/24	117
USD	48,218	EUR	45,131	RBC Capital Markets Corp.	07/12/24	(139)
USD	2,300,652	CAD	3,152,288	RBC Capital Markets Corp.	07/12/24	(4,113)
						$37,508

Currency Abbreviations:	Currency Abbreviations:

CAD — Canadian Dollar	EUR — EU Euro

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Currency Abbreviations:

GBP	—	British Pound
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$42,660
Total Asset Derivatives		$42,660
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$5,152
Total Liability Derivatives		$5,152

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$132,226
Total	$132,226

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$93,143
Total	$93,143

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2024:

	CIBC World Markets Corp.	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	RBC Capital Markets Corp.	Total
Assets:
Forward foreign currency contracts	$292	$31	$65	$—	$42,272	$42,660
Total Assets	$292	$31	$65	$—	$42,272	$42,660
Liabilities:
Forward foreign currency contracts	$—	$24	$143	$733	$4,252	$5,152
Total Liabilities	$—	$24	$143	$733	$4,252	$5,152
Net OTC derivative instruments by counterparty, at fair value	$292	$7	$(78)	$(733)	$38,020	$37,508
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$–	$—	$—	$—	$—
Net Exposure(1)	$292	$7	$(78)	$(733)	$38,020	$37,508

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $192,738,028.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$49,225,129
Gross Unrealized Depreciation	(15,177,683)
Net Unrealized Appreciation	$34,047,446

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
COMMON STOCK: 62.9%
	Communication Services: 4.5%
88,196	Alphabet, Inc. - Class A	$16,064,901	1.6
116,240	Comcast Corp. - Class A	4,551,958	0.4
15,167	Meta Platforms, Inc. - Class A	7,647,505	0.8
50,071	T-Mobile US, Inc.	8,821,509	0.9
77,969	Walt Disney Co.	7,741,542	0.8
		44,827,415	4.5

	Consumer Discretionary: 3.8%
72,428 (1)	Amazon.com, Inc.	13,996,711	1.4
168,793	General Motors Co.	7,842,123	0.8
43,034	Genuine Parts Co.	5,952,463	0.6
124,735	Las Vegas Sands Corp.	5,519,523	0.5
42,748	TJX Cos., Inc.	4,706,555	0.5
		38,017,375	3.8

	Consumer Staples: 3.4%
201,227	Kraft Heinz Co.	6,483,534	0.7
112,277	Philip Morris International, Inc.	11,377,028	1.1
122,789	Sysco Corp.	8,765,907	0.9
129,770 (1)	US Foods Holding Corp.	6,875,215	0.7
		33,501,684	3.4

	Energy: 5.7%
65,961	Chevron Corp.	10,317,620	1.0
103,666	ConocoPhillips	11,857,317	1.2
131,743	Exxon Mobil Corp.	15,166,254	1.5
34,580	Phillips 66	4,881,659	0.5
189,532	Shell PLC	6,798,106	0.7
201,926	Suncor Energy, Inc.	7,697,409	0.8
		56,718,365	5.7

	Financials: 14.1%
39,033	Allstate Corp.	6,232,009	0.6
24,764	American Express Co.	5,734,104	0.6
132,345	American International Group, Inc.	9,825,293	1.0
553,683	Bank of America Corp.	22,019,973	2.2
129,591	Charles Schwab Corp.	9,549,561	1.0
254,794	Citizens Financial Group, Inc.	9,180,228	0.9
73,634	Fidelity National Information Services, Inc.	5,549,058	0.6
71,449 (1)	Fiserv, Inc.	10,648,759	1.1
22,057	Goldman Sachs Group, Inc.	9,976,822	1.0
72,164	KKR & Co., Inc.	7,594,539	0.8
62,748	PNC Financial Services Group, Inc.	9,756,059	1.0
375,951	Wells Fargo & Co.	22,327,730	2.2
41,697	Willis Towers Watson PLC	10,930,452	1.1
		139,324,587	14.1
Principal Amount†		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 8.8%
170,353	Bristol-Myers Squibb Co.	$7,074,760	0.7
75,130 (1)	Centene Corp.	4,981,119	0.5
15,722	Cigna Group	5,197,222	0.5
79,009	CVS Health Corp.	4,666,272	0.5
10,134	Elevance Health, Inc.	5,491,209	0.6
54,396	GE HealthCare Technologies, Inc.	4,238,536	0.4
219,657	GSK PLC	4,224,913	0.4
20,943	Humana, Inc.	7,825,352	0.8
82,853	Johnson & Johnson	12,109,794	1.2
120,517	Medtronic PLC	9,485,893	1.0
58,139	Merck & Co., Inc.	7,197,608	0.7
176,068	Pfizer, Inc.	4,926,383	0.5
96,225	Sanofi	9,280,241	0.9
1,332	UnitedHealth Group, Inc.	678,334	0.1
		87,377,636	8.8

	Industrials: 9.2%
237,742	CSX Corp.	7,952,470	0.8
59,373	Emerson Electric Co.	6,540,530	0.7
31,649	FedEx Corp.	9,489,636	0.9
45,736	Ferguson PLC	8,856,776	0.9
34,494	JB Hunt Transport Services, Inc.	5,519,040	0.5
189,323	Johnson Controls International PLC	12,584,300	1.3
36,381	Norfolk Southern Corp.	7,810,637	0.8
25,347	Parker-Hannifin Corp.	12,820,766	1.3
98,036	Raytheon Technologies Corp.	9,841,834	1.0
57,398	Stanley Black & Decker, Inc.	4,585,526	0.5
63,117	Textron, Inc.	5,419,226	0.5
		91,420,741	9.2

	Information Technology: 8.1%
138,736	Cisco Systems, Inc.	6,591,347	0.7
100,126	Cognizant Technology Solutions Corp. - Class A	6,808,568	0.7
195,984	Intel Corp.	6,069,625	0.6
5,641	Lam Research Corp.	6,006,819	0.6
43,450	Microchip Technology, Inc.	3,975,675	0.4
78,246	Micron Technology, Inc.	10,291,696	1.1
28,118	NXP Semiconductors NV	7,566,273	0.8
85,355	Oracle Corp.	12,052,126	1.2
28,198	Salesforce, Inc.	7,249,706	0.7
41,079	TE Connectivity Ltd.	6,179,514	0.6
22,527 (1)	Zebra Technologies Corp. - Class A	6,959,266	0.7
		79,750,615	8.1

	Materials: 2.1%
264,987	Barrick Gold Corp.	4,419,983	0.4
87,863	Corteva, Inc.	4,739,330	0.5

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
89,584	DuPont de Nemours, Inc.	$7,210,616	0.7
36,737	PPG Industries, Inc.	4,624,821	0.5
		20,994,750	2.1

	Real Estate: 1.3%
143,617 (1)	CBRE Group, Inc. - Class A	12,797,711	1.3

	Utilities: 1.9%
72,394	American Electric Power Co., Inc.	6,351,850	0.6
137,964	FirstEnergy Corp.	5,279,882	0.5
270,782	PPL Corp.	7,487,122	0.8
		19,118,854	1.9

	Total Common Stock
	(Cost $508,432,826)	623,849,733	62.9

CONVERTIBLE BONDS/NOTES: 8.3%
	Communications: 2.9%
5,328,000 (2)	Airbnb, Inc., 5.340%, 03/15/2026	4,874,696	0.5
2,761,000	Cable One, Inc., 1.125%, 03/15/2028	2,063,238	0.2
5,339,000 (2)	Cable One, Inc., 7.770%, 03/15/2026	4,698,320	0.5
3,035,000 (3)	Liberty Broadband Corp., 3.125%, 03/31/2053	2,918,601	0.3
2,950,000	Liberty Latin America Ltd., 2.000%, 07/15/2024	2,937,389	0.3
1,945,000	Liberty Media Corp.- Liberty Formula One, 2.250%, 08/15/2027	2,072,713	0.2
1,577,000 (3)	Match Group Financeco 2, Inc., 0.875%, 06/15/2026	1,434,047	0.2
1,560,000 (3)	Match Group Financeco 3, Inc., 2.000%, 01/15/2030	1,287,099	0.1
3,298,000	Shopify, Inc., 0.125%, 11/01/2025	3,086,928	0.3
2,853,000 (3)	Snap, Inc., 0.500%, 05/01/2030	2,952,855	0.3
		28,325,886	2.9

	Consumer, Non-cyclical: 2.7%
3,300,000	Alnylam Pharmaceuticals, Inc., 1.000%, 09/15/2027	3,564,000	0.4
4,428,000	Block, Inc., 0.125%, 03/01/2025	4,283,148	0.4
4,126,000 (3)	Global Payments, Inc., 1.500%, 03/01/2031	3,797,983	0.4
1,232,000 (3)	Haemonetics Corp., 2.500%, 06/01/2029	1,212,904	0.1
Principal Amount†		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
4,845,000 (4)	Halozyme Therapeutics, Inc., 0.250%, 03/01/2027	$4,643,011	0.5
4,310,000	Integra LifeSciences Holdings Corp., 0.500%, 08/15/2025	4,074,008	0.4
3,697,000 (4)	Jazz Investments I Ltd., 2.000%, 06/15/2026	3,564,832	0.4
1,305,000 (3)	Merit Medical Systems, Inc., 3.000%, 02/01/2029	1,530,113	0.1
543,000	Pacira BioSciences, Inc., 0.750%, 08/01/2025	510,691	0.0
		27,180,690	2.7

	Energy: 0.2%
1,995,000	Northern Oil and Gas, Inc., 3.625%, 04/15/2029	2,303,726	0.2

	Financials: 0.2%
1,576,000 (3)(4)	Welltower OP LLC, 2.750%, 05/15/2028	1,876,240	0.2

	Industrials: 0.3%
3,162,000	John Bean Technologies Corp., 0.250%, 05/15/2026	2,910,937	0.3

	Technology: 1.0%
5,205,000 (2)	Dropbox, Inc., 4.040%, 03/01/2026	4,871,880	0.5
4,876,000 (3)	Microchip Technology, Inc., 0.750%, 06/01/2030	4,935,487	0.5
		9,807,367	1.0

	Utilities: 1.0%
4,887,000	FirstEnergy Corp., 4.000%, 05/01/2026	4,857,678	0.5
4,988,000	PPL Capital Funding, Inc., 2.875%, 03/15/2028	4,789,727	0.5
		9,647,405	1.0

	Total Convertible Bonds/Notes
	(Cost $84,123,449)	82,052,251	8.3

CORPORATE BONDS/NOTES: 13.0%
	Basic Materials: 0.1%
195,000	International Paper Co., 6.000%, 11/15/2041	196,041	0.0
441,000 (3)	LYB Finance Co. BV, 8.100%, 03/15/2027	466,980	0.1

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
150,000	Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	$161,802	0.0
211,000	Sherwin-Williams Co., 4.500%, 06/01/2047	178,136	0.0
		1,002,959	0.1

	Communications: 1.2%
302,000	Amazon.com, Inc., 2.875%, 05/12/2041	222,167	0.0
455,000	America Movil SAB de CV, 4.375%, 07/16/2042	387,888	0.1
334,000	AT&T, Inc., 3.550%, 09/15/2055	225,367	0.0
533,000	AT&T, Inc., 4.300%, 02/15/2030	510,787	0.1
129,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	127,797	0.0
305,000	Cisco Systems, Inc., 5.300%, 02/26/2054	298,942	0.0
171,000	Comcast Corp., 2.887%, 11/01/2051	106,772	0.0
283,000	Comcast Corp., 2.937%, 11/01/2056	170,855	0.0
1,119,000	Comcast Corp., 3.150%, 03/01/2026	1,082,188	0.1
910,000	Comcast Corp., 3.900%, 03/01/2038	771,654	0.1
1,055,000	Comcast Corp., 4.150%, 10/15/2028	1,021,602	0.1
188,000 (3)	Cox Communications, Inc., 2.950%, 10/01/2050	111,993	0.0
373,000	Discovery Communications LLC, 4.900%, 03/11/2026	367,675	0.0
559,000	Omnicom Group, Inc. / Omnicom Capital, Inc., 3.600%, 04/15/2026	541,033	0.1
910,000	Rogers Communications, Inc., 4.300%, 02/15/2048	721,893	0.1
415,000	Rogers Communications, Inc., 4.500%, 03/15/2043	346,873	0.0
275,625 (3)	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co. III LLC, 4.738%, 09/20/2029	273,944	0.0
860,000	Telefonica Emisiones SA, 5.213%, 03/08/2047	760,129	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,025,000	T-Mobile USA, Inc., 2.700%, 03/15/2032	$857,848	0.1
714,000	T-Mobile USA, Inc., 3.400%, 10/15/2052	487,841	0.1
284,000	T-Mobile USA, Inc., 6.000%, 06/15/2054	293,919	0.0
373,000	TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	359,772	0.0
1,305,000	Verizon Communications, Inc., 3.376%, 02/15/2025	1,287,273	0.1
539,000	Verizon Communications, Inc., 3.400%, 03/22/2041	412,414	0.1
		11,748,626	1.2

	Consumer, Cyclical: 1.1%
381,369	American Airlines Pass Through Trust 2014-1, A, 3.700%, 04/01/2028	364,635	0.0
1,705,000	Dollar General Corp., 4.250%, 09/20/2024	1,698,630	0.2
563,000	General Motors Co., 6.600%, 04/01/2036	589,439	0.0
713,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	709,429	0.1
1,800,000	Home Depot, Inc., 5.125%, 04/30/2025	1,797,036	0.2
546,000	Honda Motor Co. Ltd., 2.967%, 03/10/2032	479,254	0.0
473,000	Lowe’s Cos., Inc., 4.250%, 04/01/2052	372,012	0.0
740,000	Starbucks Corp., 3.550%, 08/15/2029	693,293	0.1
465,663	United Airlines Pass Through Trust 2014-2, A, 3.750%, 03/03/2028	449,791	0.0
440,859	United Airlines Pass Through Trust 2018-1, AA, 3.500%, 09/01/2031	407,994	0.0
737,000 (4)	Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	623,731	0.1
1,640,000 (4)	Warnermedia Holdings, Inc., 3.788%, 03/15/2025	1,616,386	0.2
796,000	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	647,824	0.1
989,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	770,543	0.1
		11,219,997	1.1

	Consumer, Non-cyclical: 2.1%
200,000	AbbVie, Inc., 4.050%, 11/21/2039	173,815	0.0

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,137,000	AbbVie, Inc., 4.500%, 05/14/2035	$1,072,964	0.1
185,000	AbbVie, Inc., 4.850%, 06/15/2044	171,451	0.0
1,273,000	Altria Group, Inc., 5.800%, 02/14/2039	1,274,932	0.1
695,000	Amgen, Inc., 5.250%, 03/02/2025	693,703	0.1
1,475,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,406,844	0.2
216,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	199,271	0.0
498,000 (3)	Bayer US Finance II LLC, 4.375%, 12/15/2028	473,130	0.1
274,000 (3)	Bayer US Finance LLC, 6.875%, 11/21/2053	281,671	0.0
218,000	Becton Dickinson & Co., 4.875%, 05/15/2044	187,204	0.0
1,845,000	Boston Scientific Corp., 1.900%, 06/01/2025	1,785,176	0.2
654,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	567,818	0.1
522,000 (4)	Bristol-Myers Squibb Co., 6.250%, 11/15/2053	561,041	0.1
107,000	Cigna Group, 4.800%, 08/15/2038	98,385	0.0
620,000	CVS Health Corp., 3.375%, 08/12/2024	618,214	0.1
268,033	CVS Pass-Through Trust, 6.036%, 12/10/2028	268,766	0.0
1,920,000	Gilead Sciences, Inc., 3.650%, 03/01/2026	1,867,123	0.2
80,000	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	88,266	0.0
300,000	Haleon US Capital LLC, 4.000%, 03/24/2052	238,483	0.0
1,232,000 (3)	Heineken NV, 3.500%, 01/29/2028	1,174,962	0.1
240,000	Ingredion, Inc., 6.625%, 04/15/2037	262,182	0.0
619,000	Kenvue, Inc., 5.050%, 03/22/2053	584,298	0.1
92,000	Mead Johnson Nutrition Co., 4.125%, 11/15/2025	90,452	0.0
413,000	Medtronic, Inc., 4.375%, 03/15/2035	389,192	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
513,000	Molson Coors Beverage Co., 4.200%, 07/15/2046	$410,594	0.0
1,055,000	Philip Morris International, Inc., 3.250%, 11/10/2024	1,046,113	0.1
200,000	Philip Morris International, Inc., 4.875%, 11/15/2043	176,556	0.0
845,000	Sysco Corp., 3.750%, 10/01/2025	827,427	0.1
1,930,000	Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	1,905,337	0.2
155,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	125,309	0.0
79,000	Zoetis, Inc., 4.700%, 02/01/2043	70,605	0.0
1,770,000	Zoetis, Inc., 5.400%, 11/14/2025	1,769,282	0.2
		20,860,566	2.1

	Energy: 1.3%
927,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	588,962	0.1
612,000 (3)	Cameron LNG LLC, 3.701%, 01/15/2039	496,163	0.0
978,000	Chevron Corp., 2.954%, 05/16/2026	941,339	0.1
392,000	ConocoPhillips Co., 4.150%, 11/15/2034	353,537	0.0
435,000	Diamondback Energy, Inc., 5.750%, 04/18/2054	422,002	0.0
570,000	Energy Transfer L.P., 4.900%, 03/15/2035	529,798	0.1
723,000	Energy Transfer L.P., 5.000%, 05/15/2050	614,229	0.1
835,000	Energy Transfer L.P., 5.300%, 04/01/2044	753,235	0.1
423,000	Energy Transfer L.P., 6.400%, 12/01/2030	445,057	0.0
833,000	Enterprise Products Operating LLC, 4.250%, 02/15/2048	681,569	0.1
564,000	Exxon Mobil Corp., 2.709%, 03/06/2025	554,036	0.1
1,128,000	Exxon Mobil Corp., 3.043%, 03/01/2026	1,091,617	0.1
902,000	Kinder Morgan, Inc., 4.300%, 06/01/2025	890,575	0.1
700,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	678,777	0.1
973,000	MPLX L.P., 4.500%, 04/15/2038	848,981	0.1
1,128,000	Shell International Finance BV, 3.250%, 05/11/2025	1,108,045	0.1

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
858,000	Spectra Energy Partners L.P., 4.500%, 03/15/2045	$702,019	0.1
215,000	Texas Eastern Transmission L.P., 7.000%, 07/15/2032	234,676	0.0
507,000	Valero Energy Corp., 4.000%, 06/01/2052	372,063	0.0
499,000	Williams Cos., Inc., 5.400%, 03/02/2026	498,752	0.0
		12,805,432	1.3

	Financial: 0.4%
1,355,000	Air Lease Corp., MTN, 2.300%, 02/01/2025	1,326,265	0.2
879,000	Brixmor Operating Partnership L.P., 5.500%, 02/15/2034	864,321	0.1
264,000 (4)(5)	Citizens Financial Group, Inc., 6.645%, 04/25/2035	273,010	0.0
1,086,000 (3)	GA Global Funding Trust, 5.500%, 01/08/2029	1,086,554	0.1
212,000 (3)	Global Atlantic Fin Co., 6.750%, 03/15/2054	209,838	0.0
		3,759,988	0.4

	Financials: 4.0%
391,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041	306,062	0.0
1,870,000	Air Lease Corp., 4.250%, 09/15/2024	1,863,822	0.2
410,000	Allstate Corp., 3.280%, 12/15/2026	392,452	0.0
393,000 (4)	American Equity Investment Life Holding Co., 5.000%, 06/15/2027	384,186	0.0
543,000 (4)	American Express Co., 3.625%, 12/05/2024	538,717	0.1
831,000	American Tower Corp., 1.600%, 04/15/2026	776,170	0.1
1,095,000 (3)	Aviation Capital Group LLC, 4.875%, 10/01/2025	1,080,918	0.1
834,000 (5)	Bank of America Corp., 2.572%, 10/20/2032	691,561	0.1
720,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	681,211	0.1
1,281,000	BlackRock, Inc., 4.750%, 05/25/2033	1,256,755	0.1
1,760,000	Brighthouse Financial, Inc., 3.850%, 12/22/2051	1,120,873	0.1
765,000	Brookfield Corp., 4.000%, 01/15/2025	757,593	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financials: (continued)
630,000 (5)	Citigroup, Inc., 3.668%, 07/24/2028	$600,715	0.1
1,930,000	Citigroup, Inc., 4.000%, 08/05/2024	1,926,138	0.2
520,000	Citigroup, Inc., 4.750%, 05/18/2046	446,549	0.0
260,000	Citigroup, Inc., 5.300%, 05/06/2044	242,537	0.0
560,000	Citigroup, Inc., 6.675%, 09/13/2043	611,842	0.1
1,348,000	Crown Castle, Inc., 2.500%, 07/15/2031	1,114,270	0.1
60,000	Crown Castle, Inc., 4.750%, 05/15/2047	51,225	0.0
1,013,000 (4)	CubeSmart L.P., 2.500%, 02/15/2032	829,404	0.1
2,088,000 (3)	Delaware Life Global Funding 21-1, 2.662%, 06/29/2026	1,947,591	0.2
2,275,000	EPR Properties, 4.750%, 12/15/2026	2,199,368	0.2
587,000	Extra Space Storage L.P., 3.500%, 07/01/2026	564,887	0.1
346,000	Extra Space Storage L.P., 5.700%, 04/01/2028	350,057	0.0
307,000 (5)	Goldman Sachs Group, Inc., 2.908%, 07/21/2042	215,741	0.0
820,000	Goldman Sachs Group, Inc., 4.250%, 10/21/2025	805,985	0.1
1,790,000 (5)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,769,354	0.2
550,000 (4)	JPMorgan Chase & Co., 3.200%, 06/15/2026	529,714	0.1
1,270,000 (5)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,201,491	0.1
1,270,000 (5)	JPMorgan Chase & Co., 3.897%, 01/23/2049	1,001,340	0.1
675,000 (5)	JPMorgan Chase & Co., 4.260%, 02/22/2048	565,677	0.1
1,210,000	Kimco Realty OP LLC, 3.200%, 04/01/2032	1,039,091	0.1
443,000 (3)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	400,201	0.0
1,059,000 (3)	KKR Group Finance Co. XII LLC, 4.850%, 05/17/2032	1,018,011	0.1
950,000 (3)	Liberty Mutual Group, Inc., 3.950%, 05/15/2060	653,622	0.1
285,000	Markel Group, Inc., 5.000%, 03/30/2043	254,929	0.0

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financials: (continued)
525,000	Markel Group, Inc., 5.000%, 05/20/2049	$464,784	0.1
1,040,000	Morgan Stanley, GMTN, 4.000%, 07/23/2025	1,024,753	0.1
159,000	Nasdaq, Inc., 5.950%, 08/15/2053	160,826	0.0
1,000,000 (3)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	914,226	0.1
1,166,000 (3)	Pacific Life Global Funding II, 5.500%, 08/28/2026	1,171,692	0.1
590,000	PartnerRe Finance B LLC, 3.700%, 07/02/2029	552,588	0.1
755,000	PNC Financial Services Group, Inc., 3.450%, 04/23/2029	700,427	0.1
397,000 (5)	PNC Financial Services Group, Inc., 6.875%, 10/20/2034	432,877	0.0
200,000	Regency Centers L.P., 2.950%, 09/15/2029	179,723	0.0
300,000	Regency Centers L.P., 4.650%, 03/15/2049	248,220	0.0
670,000	Synchrony Financial, 3.950%, 12/01/2027	626,013	0.1
445,000	Travelers Cos., Inc., 4.600%, 08/01/2043	400,473	0.0
585,000 (3)	UBS Group AG, 4.125%, 04/15/2026	570,563	0.1
410,000 (4)	US Bancorp, MTN, 3.100%, 04/27/2026	393,372	0.0
965,000	Wells Fargo & Co., MTN, 3.550%, 09/29/2025	942,412	0.1
470,000	Wells Fargo & Co., MTN, 4.100%, 06/03/2026	458,058	0.0
300,000	Wells Fargo & Co., MTN, 4.650%, 11/04/2044	253,611	0.0
		39,684,677	4.0

	Industrial: 0.1%
265,000 (3)	BAE Systems PLC, 5.500%, 03/26/2054	259,292	0.0
393,000	Carrier Global Corp., 6.200%, 03/15/2054	421,146	0.0
488,000	Lockheed Martin Corp., 5.200%, 02/15/2064	461,808	0.1
		1,142,246	0.1

	Industrials: 1.0%
970,000	Avnet, Inc., 4.625%, 04/15/2026	954,220	0.1
1,585,000	Boeing Co., 5.805%, 05/01/2050	1,429,449	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrials: (continued)
381,000	Canadian Pacific Railway Co., 3.000%, 12/02/2041	$329,198	0.0
295,000	FedEx Corp., 4.900%, 01/15/2034	287,438	0.0
1,398,000	Honeywell International, Inc., 4.500%, 01/15/2034	1,342,681	0.1
1,295,000	Lockheed Martin Corp., 3.550%, 01/15/2026	1,264,339	0.1
500,000	Lockheed Martin Corp., 4.150%, 06/15/2053	403,774	0.1
459,000	Norfolk Southern Corp., 3.400%, 11/01/2049	321,250	0.0
446,000	Norfolk Southern Corp., 5.350%, 08/01/2054	425,672	0.1
345,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	304,838	0.0
262,000	Rockwell Automation, Inc., 1.750%, 08/15/2031	211,569	0.0
545,000	RTX Corp., 6.400%, 03/15/2054	594,656	0.1
970,000	Union Pacific Corp., 3.200%, 05/20/2041	734,310	0.1
375,000	Union Pacific Corp., 3.839%, 03/20/2060	275,796	0.0
730,000	Union Pacific Corp., 4.150%, 01/15/2045	587,732	0.1
330,000	United Parcel Service, Inc., 3.400%, 11/15/2046	244,628	0.0
		9,711,550	1.0

	Technology: 1.1%
435,000	Apple, Inc., 3.350%, 02/09/2027	419,467	0.0
1,030,000 (3)	Broadcom, Inc., 3.469%, 04/15/2034	878,421	0.1
754,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	762,172	0.1
4,000	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	5,064	0.0
1,972,000 (4)	Envestnet, Inc., 2.625%, 12/01/2027	2,122,858	0.2
170,000	Fiserv, Inc., 2.750%, 07/01/2024	170,000	0.0
1,152,000	Marvell Technology, Inc., 2.450%, 04/15/2028	1,039,993	0.1
170,000	Micron Technology, Inc., 3.366%, 11/01/2041	124,478	0.0

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
200,000	Micron Technology, Inc., 4.663%, 02/15/2030	$193,904	0.0
649,000 (4)	Microsoft Corp., 3.500%, 02/12/2035	588,224	0.1
795,000	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	793,044	0.1
985,000	Oracle Corp., 3.600%, 04/01/2040	757,639	0.1
1,000,000	Salesforce, Inc., 2.700%, 07/15/2041	700,322	0.1
341,000	Take-Two Interactive Software, Inc., 3.700%, 04/14/2027	327,897	0.0
1,441,000	VMware, Inc., 1.000%, 08/15/2024	1,432,221	0.1
502,000 (4)	Workday, Inc., 3.500%, 04/01/2027	480,366	0.1
		10,796,070	1.1

	Utilities: 0.6%
262,000	Constellation Energy Generation LLC, 6.500%, 10/01/2053	278,362	0.0
620,000 (3)	Electricite de France SA, 4.875%, 01/22/2044	542,913	0.1
345,000	Georgia Power Co. B, 3.700%, 01/30/2050	255,000	0.0
989,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	835,077	0.1
703,000	NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	671,425	0.1
1,390,000	NextEra Energy Capital Holdings, Inc., 5.749%, 09/01/2025	1,393,502	0.1
760,000	NiSource, Inc., 4.375%, 05/15/2047	612,088	0.1
605,000	Oglethorpe Power Corp., 4.550%, 06/01/2044	491,368	0.0
667,000	Sempra, 3.800%, 02/01/2038	545,427	0.1
274,000	Xcel Energy, Inc., 3.500%, 12/01/2049	185,834	0.0
		5,810,996	0.6

	Total Corporate Bonds/ Notes
	(Cost $139,138,602)	128,543,107	13.0
Principal Amount†		Value	Percentage of Net Assets
EQUITY-LINKED NOTES: 2.0%
	Financials: 2.0%
5,678,000 (6)	GS Finance Corp. (Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 3 Common Stocks), 0.500%, 04/11/2028	$6,581,937	0.7
5,900,000 (2)(6)	GS Finance Corp. (Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 5 Common Stocks), (4.210)%, 07/19/2029	7,333,110	0.7
5,893,000 (2)(6)	GS Finance Corp. (Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 5 Common Stocks), (1.280)%, 07/30/2029	6,293,135	0.6
		20,208,182	2.0

	Total Equity-Linked Notes
	(Cost $17,578,287)	20,208,182	2.0

MUNICIPAL BONDS: 0.0%
	Georgia: 0.0%
306,000	Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	334,083	0.0

	Total Municipal Bonds
	(Cost $306,000)	334,083	0.0

PREFERRED STOCK: 1.1%
	Energy: 0.7%
140,612 (7)	El Paso Energy Capital Trust I	6,656,572	0.7

	Financials: 0.4%
75,900	AMG Capital Trust II	3,867,864	0.4

	Total Preferred Stock
	(Cost $10,747,296)	10,524,436	1.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
	Federal National Mortgage Association: 0.1%(8)
915,000 (8)	6.625%, 11/15/2030	1,023,223	0.1

	Total U.S. Government Agency Obligations
	(Cost $980,777)	1,023,223	0.1

U.S. TREASURY OBLIGATIONS: 9.3%
	United States Treasury Bonds: 0.9%

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Bonds: (continued)
2,034,900	4.250%, 02/15/2054	$1,938,083	0.2
425,000 (4)	4.500%, 02/15/2036	433,168	0.0
6,892,700 (4)	4.625%, 05/15/2044	6,880,853	0.7
		9,252,104	0.9
	United States Treasury Notes: 8.4%
4,048,900	4.375%, 05/15/2034	4,050,482	0.4
18,839,200 (4)	4.500%, 05/31/2029	18,970,191	1.9
14,053,000	4.500%, 05/31/2031	14,283,557	1.5
31,371,000	4.625%, 06/15/2027	31,462,907	3.2
13,849,000 (4)	4.875%, 05/31/2026	13,878,213	1.4
		82,645,350	8.4

	Total U.S. Treasury Obligations
	(Cost $91,713,895)	91,897,454	9.3

	Total Long-Term Investments
	(Cost $853,021,132)	958,432,469	96.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.2%
	U.S. Treasury Obligations: 0.0%
100,000 (2)(9)	United States Treasury Bill, 5.260%, 09/05/2024 (Cost $99,043)	99,046	0.0

	Repurchase Agreements: 3.2%
5,974,597 (10)	Bethesda Securities, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $5,977,273, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-6.070%, Market Value plus accrued interest $6,094,089, due 10/01/27-01/01/57)	5,974,597	0.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
4,700,466 (10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $4,702,564, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $4,794,475, due 08/08/24-04/20/74)	$4,700,466	0.5
2,215,175 (10)	Marex Capital Markets Inc., Repurchase Agreement dated 06/28/2024, 5.440%, due 07/01/2024 (Repurchase Amount $2,216,165, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $2,259,479, due 01/15/25-11/01/53)	2,215,175	0.2
9,870,535 (10)	National Bank Financial, Inc., Repurchase Agreement dated 06/28/2024, 5.340%, due 07/01/2024 (Repurchase Amount $9,874,867, collateralized by various U.S. Government Securities, 0.750%-4.375%, Market Value plus accrued interest $10,067,979, due 07/01/24-09/09/49)	9,870,535	1.0

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
9,000,000 (10)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $9,004,032, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $9,162,448, due 10/15/25-02/15/53)	$9,000,000	0.9
	Total Repurchase Agreements
	(Cost $31,760,773)	31,760,773	3.2

	Time Deposits: 1.0%
1,010,000 (10)	BNP Paribas SA, 5.290%, 07/01/2024 (Cost $1,010,000)	1,010,000	0.1
1,010,000 (10)	Canadian Imperial Bank of Commerce, 5.310%, 07/01/2024 (Cost $1,010,000)	1,010,000	0.1
880,000 (10)	Credit Agricole Corporate and Investment Bank, 5.300%, 07/01/2024 (Cost $880,000)	880,000	0.1
940,000 (10)	DZ Bank AG, 5.300%, 07/01/2024 (Cost $940,000)	940,000	0.1
980,000 (10)	HSBC Bank PLC, 5.380%, 07/01/2024 (Cost $980,000)	980,000	0.1
850,000 (10)	Landesbank Hessen Thueringen Girozentrale, 5.320%, 07/01/2024 (Cost $850,000)	850,000	0.1
970,000 (10)	Mizuho Bank Ltd., 5.320%, 07/01/2024 (Cost $970,000)	970,000	0.1
1,010,000 (10)	Royal Bank of Canada, 5.320%, 07/01/2024 (Cost $1,010,000)	1,010,000	0.1
980,000 (10)	Skandinaviska Enskilda Banken AB, 5.310%, 07/01/2024 (Cost $980,000)	980,000	0.1
910,000 (10)	Svenska Handelsbanken AB, 5.310%, 07/01/2024 (Cost $910,000)	910,000	0.1
	Total Time Deposits
	(Cost $9,540,000)	9,540,000	1.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
30,185,319 (11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.210% (Cost $30,185,319)	$30,185,319	3.0

	Total Short-Term Investments
	(Cost $71,585,135)	$71,585,138	7.2

	Total Investments in Securities
	(Cost $924,606,267)	$1,030,017,607	103.9

	Liabilities in Excess of Other Assets	(38,800,277)	(3.9)
	Net Assets	$991,217,330	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2024.

(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)	Security, or a portion of the security, is on loan.

(5)	Variable rate security. Rate shown is the rate in effect as of June 30, 2024.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(7)	Preferred Stock may be called prior to convertible date.

(8)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator.

As such, the FHFA oversees the continuing affairs of these companies.

(9)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.

(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(11)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$44,827,415	$—	$—	$44,827,415
Consumer Discretionary	38,017,375	—	—	38,017,375
Consumer Staples	33,501,684	—	—	33,501,684
Energy	49,920,259	6,798,106	—	56,718,365
Financials	139,324,587	—	—	139,324,587
Health Care	73,872,482	13,505,154	—	87,377,636
Industrials	91,420,741	—	—	91,420,741
Information Technology	79,750,615	—	—	79,750,615
Materials	20,994,750	—	—	20,994,750
Real Estate	12,797,711	—	—	12,797,711
Utilities	19,118,854	—	—	19,118,854
Total Common Stock	603,546,473	20,303,260	—	623,849,733
Convertible Bonds/Notes	—	82,052,251	—	82,052,251
Corporate Bonds/Notes	—	128,543,107	—	128,543,107
Equity-Linked Notes	—	—	20,208,182	20,208,182
Municipal Bonds	—	334,083	—	334,083
Preferred Stock	6,656,572	3,867,864	—	10,524,436
U.S. Government Agency Obligations	—	1,023,223	—	1,023,223
U.S. Treasury Obligations	—	91,897,454	—	91,897,454
Short-Term Investments	30,185,319	41,399,819	—	71,585,138
Total Investments, at fair value	$640,388,364	$369,421,061	$20,208,182	$1,030,017,607
Other Financial Instruments+
Forward Foreign Currency Contracts	—	146,910	—	146,910
Total Assets	$640,388,364	$369,567,971	$20,208,182	$1,030,164,517
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(29,194)	$—	$(29,194)
Futures	(27,902)	—	—	(27,902)
Total Liabilities	$(27,902)	$(29,194)	$—	$(57,096)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,128,502	EUR	6,582,692	State Street Bank and Trust Co.	07/05/24	$77,737
USD	9,364,110	GBP	7,366,407	State Street Bank and Trust Co.	07/05/24	52,098
CAD	7,840,281	USD	5,727,641	State Street Bank and Trust Co.	07/05/24	3,756
USD	121,602	EUR	111,609	State Street Bank and Trust Co.	07/05/24	2,057
USD	507,276	CAD	692,865	State Street Bank and Trust Co.	07/05/24	778
CAD	269,415	USD	196,183	State Street Bank and Trust Co.	07/05/24	764
USD	170,854	CAD	233,224	State Street Bank and Trust Co.	07/05/24	363
USD	97,184	EUR	90,454	State Street Bank and Trust Co.	07/05/24	298
CAD	113,278	USD	82,594	State Street Bank and Trust Co.	07/05/24	214

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2024 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	6,521,169	USD	6,984,824	State Street Bank and Trust Co.	07/05/24	$44
EUR	159,024	USD	170,320	State Street Bank and Trust Co.	07/05/24	12
CAD	214,703	USD	156,948	State Street Bank and Trust Co.	07/05/24	4
USD	134,877	EUR	125,949	State Street Bank and Trust Co.	07/05/24	(28)
CAD	301,707	USD	220,657	State Street Bank and Trust Co.	07/05/24	(104)
USD	90,500	CAD	123,993	State Street Bank and Trust Co.	07/05/24	(141)
CAD	166,167	USD	121,694	State Street Bank and Trust Co.	07/05/24	(223)
EUR	109,420	USD	117,515	State Street Bank and Trust Co.	07/05/24	(315)
USD	84,621	CAD	116,339	State Street Bank and Trust Co.	07/05/24	(425)
EUR	121,091	USD	131,000	State Street Bank and Trust Co.	07/05/24	(1,298)
GBP	321,457	USD	410,907	State Street Bank and Trust Co.	07/05/24	(4,547)
USD	5,648,918	CAD	7,739,131	State Street Bank and Trust Co.	07/05/24	(8,536)
GBP	531,614	USD	672,268	State Street Bank and Trust Co.	08/06/24	(99)
USD	6,995,421	EUR	6,521,169	State Street Bank and Trust Co.	08/06/24	(405)
USD	5,731,715	CAD	7,840,281	State Street Bank and Trust Co.	08/06/24	(4,046)
GBP	7,044,950	USD	8,914,679	The Bank of New York Mellon	07/05/24	(9,027)
USD	8,916,370	GBP	7,044,949	The Bank of New York Mellon	08/06/24	8,785
						$117,716

At June 30, 2024, the following futures contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(27)	09/19/24	$(3,065,344)	$(27,902)
			$(3,065,344)	$(27,902)

Currency Abbreviations:	Currency Abbreviations:

CAD — Canadian Dollar	EUR — EU Euro
GBP — British Pound
USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$146,910
Total Asset Derivatives		$146,910

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$29,194
Interest rate contracts	Variation margin payable on futures contracts*	27,902
Total Liability Derivatives		$57,096

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2024 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$211,139	$—	$211,139
Interest rate contracts	—	31,921	31,921
Total	$211,139	$31,921	$243,060

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$275,979	$—	$275,979
Interest rate contracts	—	112,573	112,573
Total	$275,979	$112,573	$388,552

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2024:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Total
Assets:
Forward foreign currency contracts	$138,125	$8,785	$146,910
Total Assets	$138,125	$8,785	$146,910
Liabilities:
Forward foreign currency contracts	$20,167	$9,027	$29,194
Total Liabilities	$20,167	$9,027	$29,194
Net OTC derivative instruments by counterparty, at fair value	$117,958	$(242)	$117,716
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$–
Net Exposure(1)	$117,958	$(242)	$117,716

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2024:

Equity-Linked Notes*
Beginning balance at December 31, 2023	$18,949,634
Purchases	—
Sales	—
Accrued discounts/(premiums)	(14,129)
Total realized gain (loss)	—
Net change in unrealized appreciation (depreciation)**	1,272,677
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance at June 30, 2024	$20,208,182
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2024**	$1,272,677

*	Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Portfolio does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

**	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2024 may be due to securities no longer held or categorized as Level 3 at period end.

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $927,369,167.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$146,646,722
Gross Unrealized Depreciation	(43,777,909)
Net Unrealized Appreciation	$102,868,813

See Accompanying Notes to Financial Statements

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Communication Services: 1.7%
50,027 (1)	IAC, Inc.	$2,343,765	0.8
16,417 (1)	Take-Two Interactive Software, Inc.	2,552,679	0.9
		4,896,444	1.7
	Consumer Discretionary: 9.3%
1,071 (1)	AutoZone, Inc.	3,174,551	1.1
50,917	Bath & Body Works, Inc.	1,988,309	0.7
29,813	Best Buy Co., Inc.	2,512,938	0.9
35,257 (2)	Carter’s, Inc.	2,184,876	0.7
14,929	Darden Restaurants, Inc.	2,259,056	0.8
22,206 (1)	Expedia Group, Inc.	2,797,734	1.0
16,936	Genuine Parts Co.	2,342,588	0.8
67,361	LKQ Corp.	2,801,544	1.0
22,831 (1)	Mohawk Industries, Inc.	2,593,373	0.9
13,280	Ralph Lauren Corp.	2,324,797	0.8
42,050	Tapestry, Inc.	1,799,319	0.6
		26,779,085	9.3
	Consumer Staples: 5.2%
8,631	Constellation Brands, Inc. - Class A	2,220,584	0.8
38,713	Energizer Holdings, Inc.	1,143,582	0.4
7,677	Hershey Co.	1,411,263	0.5
72,782	Keurig Dr Pepper, Inc.	2,430,919	0.8
45,178	Kroger Co.	2,255,738	0.8
21,428 (1)	Post Holdings, Inc.	2,231,940	0.8
62,374 (1)	US Foods Holding Corp.	3,304,574	1.1
		14,998,600	5.2
	Energy: 4.4%
98,649	Coterra Energy, Inc.	2,630,969	0.9
23,255	Diamondback Energy, Inc.	4,655,418	1.7
122,248	Williams Cos., Inc.	5,195,540	1.8
		12,481,927	4.4
	Financials: 22.2%
14,819	Ameriprise Financial, Inc.	6,330,529	2.2
47,819 (1)	Arch Capital Group Ltd.	4,824,459	1.7
66,775	Blue Owl Capital, Inc.	1,185,256	0.4
19,660	Discover Financial Services	2,571,725	0.9
41,895	Fidelity National Information Services, Inc.	3,157,207	1.1
105,121	Fifth Third Bancorp	3,835,865	1.4
2,285	First Citizens BancShares, Inc. - Class A	3,847,049	1.4
32,358	Hartford Financial Services Group, Inc.	3,253,274	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
302,021	Huntington Bancshares, Inc.	$3,980,637	1.4
70,095	Loews Corp.	5,238,900	1.8
31,013	M&T Bank Corp.	4,694,128	1.6
145,862	MGIC Investment Corp.	3,143,326	1.1
25,338	Northern Trust Corp.	2,127,885	0.8
37,338	Raymond James Financial, Inc.	4,615,350	1.6
205,454	Regions Financial Corp.	4,117,298	1.4
51,366	State Street Corp.	3,801,084	1.3
36,909	W.R. Berkley Corp.	2,900,309	1.0
		63,624,281	22.2
	Health Care: 7.6%
22,073	AmerisourceBergen Corp.	4,973,047	1.7
36,953 (1)	Globus Medical, Inc. - Class A	2,530,911	0.9
50,931 (1)	Henry Schein, Inc.	3,264,677	1.1
18,982 (1)	Jazz Pharmaceuticals PLC	2,025,949	0.7
12,564 (1)	Labcorp Holdings, Inc.	2,556,899	0.9
15,810	Quest Diagnostics, Inc.	2,164,073	0.8
8,603	Universal Health Services, Inc. - Class B	1,590,953	0.6
23,539	Zimmer Biomet Holdings, Inc.	2,554,688	0.9
		21,661,197	7.6
	Industrials: 15.6%
14,306	Acuity Brands, Inc.	3,454,041	1.2
25,777	AMETEK, Inc.	4,297,284	1.5
9,802	Carlisle Cos., Inc.	3,971,868	1.4
21,388	Dover Corp.	3,859,465	1.3
48,169	Fortune Brands Innovations, Inc.	3,128,095	1.1
11,548	Hubbell, Inc.	4,220,563	1.5
7,043	IDEX Corp.	1,417,052	0.5
36,128	ITT, Inc.	4,667,015	1.6
18,734	Lincoln Electric Holdings, Inc.	3,533,982	1.2
23,714 (1)	Middleby Corp.	2,907,573	1.0
16,422	Snap-on, Inc.	4,292,546	1.5
31,113	Timken Co.	2,493,085	0.9
31,945 (2)	UL Solutions, Inc. - Class A	1,347,759	0.5
13,206	Veralto Corp.	1,260,777	0.4
		44,851,105	15.6
	Information Technology: 8.9%
36,162	Amphenol Corp. - Class A	2,436,234	0.8
8,384	CDW Corp.	1,876,675	0.7
62,386 (1)	Flex Ltd.	1,839,763	0.6
27,109 (1)	GoDaddy, Inc. - Class A	3,787,398	1.3
6,053	Jabil, Inc.	658,506	0.2

See Accompanying Notes to Financial Statements

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
36,271	Microchip Technology, Inc.	$3,318,797	1.2
5,586	Motorola Solutions, Inc.	2,156,475	0.7
14,982 (1)	ON Semiconductor Corp.	1,027,016	0.4
14,042	TD SYNNEX Corp.	1,620,447	0.6
10,085 (1)	Teledyne Technologies, Inc.	3,912,778	1.4
9,163 (1)	Zebra Technologies Corp. - Class A	2,830,726	1.0
		25,464,815	8.9
	Materials: 7.2%
34,604	Ball Corp.	2,076,932	0.7
7,725	Celanese Corp.	1,042,025	0.4
25,038	Freeport-McMoRan, Inc.	1,216,847	0.4
54,200	Graphic Packaging Holding Co.	1,420,582	0.5
17,079	International Paper Co.	736,959	0.2
6,801	Martin Marietta Materials, Inc.	3,684,782	1.3
21,850	Packaging Corp. of America	3,988,936	1.4
33,778	RPM International, Inc.	3,637,215	1.3
66,271	Silgan Holdings, Inc.	2,805,251	1.0
		20,609,529	7.2
	Real Estate: 8.7%
69,797	American Homes 4 Rent - Class A	2,593,656	0.9
14,215	AvalonBay Communities, Inc.	2,940,941	1.0
22,949 (1)	CBRE Group, Inc. - Class A	2,044,985	0.7
5,744	Essex Property Trust, Inc.	1,563,517	0.6
8,773	Federal Realty Investment Trust	885,810	0.3
66,199	Host Hotels & Resorts, Inc.	1,190,258	0.4
79,136	Kimco Realty Corp.	1,539,987	0.5
13,997	Mid-America Apartment Communities, Inc.	1,996,112	0.7
60,595	Rayonier, Inc.	1,762,709	0.6
49,733	Regency Centers Corp.	3,093,393	1.1
32,695	Rexford Industrial Realty, Inc.	1,457,870	0.5
26,094	Ventas, Inc.	1,337,578	0.5
89,097	Weyerhaeuser Co.	2,529,464	0.9
		24,936,280	8.7
	Utilities: 7.7%
65,027	CMS Energy Corp.	3,871,057	1.4
25,817	Edison International	1,853,919	0.7
36,931	National Fuel Gas Co.	2,001,291	0.7
70,508	NiSource, Inc.	2,031,335	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
236,338	PG&E Corp.	$4,126,462	1.4
19,978	Public Service Enterprise Group, Inc.	1,472,379	0.5
48,876	WEC Energy Group, Inc.	3,834,811	1.3
55,545	Xcel Energy, Inc.	2,966,658	1.0
		22,157,912	7.7
	Total Common Stock (Cost $205,193,397)	282,461,175	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Repurchase Agreements: 0.3%
902,430 (3)	National Bank Financial, Inc., Repurchase Agreement dated 06/28/2024, 5.340%, due 07/01/2024 (Repurchase Amount $902,826, collateralized by various U.S. Government Securities, 0.750%-4.375%, Market Value plus accrued interest $920,482, due 07/01/24-09/09/49)	902,430	0.3
	Total Repurchase Agreements (Cost $902,430)	902,430	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
3,603,746 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.210% (Cost $3,603,746)	$3,603,746	1.3
	Total Short-Term Investments (Cost $4,506,176)	4,506,176	1.6
	Total Investments in Securities (Cost $209,699,573)	$286,967,351	100.1
	Liabilities in Excess of Other Assets	(426,030)	(0.1)
	Net Assets	$286,541,321	100.0

See Accompanying Notes to Financial Statements

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$282,461,175	$—	$—	$282,461,175
Short-Term Investments	3,603,746	902,430	—	4,506,176
Total Investments, at fair value	$286,064,921	$902,430	$—	$286,967,351

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $210,940,527.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$85,274,650
Gross Unrealized Depreciation	(9,247,826)
Net Unrealized Appreciation	$76,026,824

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Communication Services: 4.9%
37,600	Omnicom Group, Inc.	$3,372,720	0.3
206,000 (1)	Pinterest, Inc. - Class A	9,078,420	0.8
25,847 (1)(2)	Reddit, Inc. - Class A	1,651,365	0.2
132,500 (1)	ROBLOX Corp. - Class A	4,930,325	0.5
47,500 (1)	Spotify Technology SA	14,905,025	1.4
8,000 (1)	Take-Two Interactive Software, Inc.	1,243,920	0.1
178,073 (1)	Trade Desk, Inc. - Class A	17,392,390	1.6
		52,574,165	4.9
	Consumer Discretionary: 14.2%
550 (1)	AutoZone, Inc.	1,630,255	0.2
13,200 (1)	Bright Horizons Family Solutions, Inc.	1,453,056	0.1
19,400 (1)	Burlington Stores, Inc.	4,656,000	0.4
21,800 (1)(2)	Carvana Co.	2,806,096	0.3
23,400 (1)	Cava Group, Inc.	2,170,350	0.2
23,800	Churchill Downs, Inc.	3,322,480	0.3
398,400 (1)	Coupang, Inc.	8,346,480	0.8
22,100	Darden Restaurants, Inc.	3,344,172	0.3
5,300	Dick’s Sporting Goods, Inc.	1,138,705	0.1
13,200	Domino’s Pizza, Inc.	6,815,556	0.6
85,000 (1)	DoorDash, Inc. - Class A	9,246,300	0.9
177,600 (1)	DraftKings, Inc. - Class A	6,778,992	0.6
6,500 (1)	Duolingo, Inc.	1,356,355	0.1
19,000 (1)	Expedia Group, Inc.	2,393,810	0.2
18,569 (1)	Five Below, Inc.	2,023,464	0.2
13,600 (1)	Floor & Decor Holdings, Inc. - Class A	1,351,976	0.1
53,100	Hilton Worldwide Holdings, Inc.	11,586,420	1.1
8,700	Hyatt Hotels Corp. - Class A	1,321,704	0.1
25,900 (1)	MGM Resorts International	1,150,996	0.1
704 (1)	NVR, Inc.	5,342,346	0.5
24,100 (1)	Ollie’s Bargain Outlet Holdings, Inc.	2,365,897	0.2
55,700 (1)	On Holding AG - Class A	2,161,160	0.2
11,800	Pool Corp.	3,626,494	0.4
19,381	Restaurant Brands International, Inc.	1,363,841	0.1
3,800 (1)	RH	928,872	0.1
103,300	Ross Stores, Inc.	15,011,556	1.4
46,000 (1)	Royal Caribbean Cruises Ltd.	7,333,780	0.7
24,200	Service Corp. International	1,721,346	0.2
20,700 (1)	Skechers USA, Inc. - Class A	1,430,784	0.1
2,600 (1)	TopBuild Corp.	1,001,702	0.1
40,900	Tractor Supply Co.	11,043,000	1.0
17,821 (1)	Ulta Beauty, Inc.	6,876,589	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
66,897 (1)(2)	Viking Holdings Ltd.	$2,270,484	0.2
4,200	Williams-Sonoma, Inc.	1,185,954	0.1
14,550	Wingstop, Inc.	6,149,703	0.6
14,300	Wynn Resorts Ltd.	1,279,850	0.1
61,700	Yum! Brands, Inc.	8,172,782	0.8
		152,159,307	14.2
	Consumer Staples: 2.3%
23,500 (1)	BJ’s Wholesale Club Holdings, Inc.	2,064,240	0.2
68,175	Brown-Forman Corp. - Class B	2,944,478	0.3
5,800	Casey’s General Stores, Inc.	2,213,048	0.2
75,500 (1)	Celsius Holdings, Inc.	4,310,295	0.4
11,400	Church & Dwight Co., Inc.	1,181,952	0.1
8,100	Constellation Brands, Inc. - Class A	2,083,968	0.2
8,864 (1)	e.l.f. Beauty, Inc.	1,867,822	0.2
8,600	Estee Lauder Cos., Inc. - Class A	915,040	0.1
15,900 (1)	Freshpet, Inc.	2,057,301	0.2
7,500	Hershey Co.	1,378,725	0.1
36,400 (1)	Performance Food Group Co.	2,406,404	0.2
24,200 (1)	US Foods Holding Corp.	1,282,116	0.1
		24,705,389	2.3
	Energy: 3.7%
64,200	Cheniere Energy, Inc.	11,224,086	1.1
18,900 (2)	Chesapeake Energy Corp.	1,553,391	0.1
45,400	Coterra Energy, Inc.	1,210,818	0.1
14,900	Diamondback Energy, Inc.	2,982,831	0.3
136,200	Halliburton Co.	4,600,836	0.4
75,400	Magnolia Oil & Gas Corp. - Class A	1,910,636	0.2
28,000	Matador Resources Co.	1,668,800	0.2
25,600	Noble Corp. PLC	1,143,040	0.1
219,200	Permian Resources Corp.	3,540,080	0.3
73,000	Targa Resources Corp.	9,400,940	0.9
		39,235,458	3.7
	Financials: 11.0%
23,100	Ameriprise Financial, Inc.	9,868,089	0.9
172,900	Apollo Global Management, Inc.	20,414,303	1.9
65,500 (1)	Arch Capital Group Ltd.	6,608,295	0.6
67,400	Ares Management Corp. - Class A	8,983,072	0.9
17,700	Arthur J Gallagher & Co.	4,589,787	0.4
74,100 (1)	Block, Inc.	4,778,709	0.5

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
117,600	Blue Owl Capital, Inc.	$2,087,400	0.2
46,200	Brown & Brown, Inc.	4,130,742	0.4
8,533	Cboe Global Markets, Inc.	1,451,122	0.2
11,250 (1)	Coinbase Global, Inc. - Class A	2,500,088	0.2
21,500 (1)	Corpay, Inc.	5,727,815	0.6
8,600	FactSet Research Systems, Inc.	3,511,122	0.3
23,300	Hartford Financial Services Group, Inc.	2,342,582	0.2
8,900	Kinsale Capital Group, Inc.	3,428,992	0.3
27,800	LPL Financial Holdings, Inc.	7,764,540	0.7
7,000	MarketAxess Holdings, Inc.	1,403,710	0.1
6,700	Morningstar, Inc.	1,982,195	0.2
14,300 (1)	Mr Cooper Group, Inc.	1,161,589	0.1
13,750	MSCI, Inc.	6,624,062	0.6
520,900 (1)	NU Holdings Ltd./ Cayman Islands - Class A	6,714,401	0.6
42,800	Ryan Specialty Holdings, Inc.	2,478,548	0.2
28,200	StepStone Group, Inc. - Class A	1,294,098	0.1
80,900 (1)	Toast, Inc. - Class A	2,084,793	0.2
25,100	TPG, Inc.	1,040,395	0.1
34,719	Tradeweb Markets, Inc. - Class A	3,680,214	0.4
7,999 (1)	WEX, Inc.	1,416,943	0.1
		118,067,606	11.0
	Health Care: 16.9%
26,900	Agilent Technologies, Inc.	3,487,047	0.3
11,900	Alcon, Inc.	1,060,052	0.1
24,600 (1)	Align Technology, Inc.	5,939,178	0.6
35,500 (1)	Alkermes PLC	855,550	0.1
27,100 (1)	Alnylam Pharmaceuticals, Inc.	6,585,300	0.6
72,800	AmerisourceBergen Corp.	16,401,840	1.5
51,600 (1)	Apellis Pharmaceuticals, Inc.	1,979,376	0.2
7,185 (1)	Argenx SE, ADR	3,089,837	0.3
10,000 (1)	Ascendis Pharma A/S, ADR	1,363,800	0.1
5,900 (1)	BeiGene Ltd., ADR	841,753	0.1
9,800 (1)	BioNTech SE, ADR	787,528	0.1
3,500 (1)	Bio-Rad Laboratories, Inc. - Class A	955,885	0.1
46,574	Bio-Techne Corp.	3,337,027	0.3
9,800 (1)	Blueprint Medicines Corp.	1,056,244	0.1
24,300	Bruker Corp.	1,550,583	0.1
55,600	Cardinal Health, Inc.	5,466,592	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
4,900 (1)	Charles River Laboratories International, Inc.	$1,012,242	0.1
6,100	Chemed Corp.	3,309,738	0.3
122,700 (1)	Dexcom, Inc.	13,911,726	1.3
67,800 (1)	Elanco Animal Health, Inc.	978,354	0.1
19,900	Encompass Health Corp.	1,707,221	0.2
30,400 (1)	Exact Sciences Corp.	1,284,400	0.1
39,500 (1)	Globus Medical, Inc. - Class A	2,705,355	0.3
9,500 (1)	ICON PLC	2,977,965	0.3
26,500 (1)	IDEXX Laboratories, Inc.	12,910,800	1.2
18,500 (1)	Insmed, Inc.	1,239,500	0.1
9,300 (1)	Inspire Medical Systems, Inc.	1,244,619	0.1
23,100 (1)	Insulet Corp.	4,661,580	0.4
51,700 (1)	IQVIA Holdings, Inc.	10,931,448	1.0
20,300 (1)	Lantheus Holdings, Inc.	1,629,887	0.2
40,900 (1)	Legend Biotech Corp., ADR	1,811,461	0.2
8,800 (1)	Masimo Corp.	1,108,272	0.1
9,000 (1)	Medpace Holdings, Inc.	3,706,650	0.3
3,725 (1)	Mettler-Toledo International, Inc.	5,206,023	0.5
13,600 (1)	Molina Healthcare, Inc.	4,043,280	0.4
31,500 (1)	Natera, Inc.	3,411,135	0.3
37,879 (1)	Neurocrine Biosciences, Inc.	5,214,802	0.5
14,400 (1)	Penumbra, Inc.	2,591,568	0.2
12,386 (1)	Repligen Corp.	1,561,379	0.2
42,400	ResMed, Inc.	8,116,208	0.8
29,600 (1)	Sarepta Therapeutics, Inc.	4,676,800	0.4
11,100	STERIS PLC	2,436,894	0.2
35,200 (1)	Tenet Healthcare Corp.	4,682,656	0.4
3,300 (1)	United Therapeutics Corp.	1,051,215	0.1
16,000 (1)	Vaxcyte, Inc.	1,208,160	0.1
42,000 (1)	Veeva Systems, Inc. - Class A	7,686,420	0.7
24,300	West Pharmaceutical Services, Inc.	8,004,177	0.7
		181,779,527	16.9
	Industrials: 17.0%
21,400	Advanced Drainage Systems, Inc.	3,432,346	0.3
8,800	AGCO Corp.	861,344	0.1
12,900	Allegion PLC	1,524,135	0.1
20,662	AMETEK, Inc.	3,444,562	0.3
36,100 (1)	API Group Corp.	1,358,443	0.1
28,125 (1)	Axon Enterprise, Inc.	8,275,500	0.8
50,864	Booz Allen Hamilton Holding Corp.	7,827,970	0.7

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
11,100	BWX Technologies, Inc.	$1,054,500	0.1
22,100	Carrier Global Corp.	1,394,068	0.1
13,603 (1)	Ceridian HCM Holding, Inc.	674,709	0.1
21,200	Cintas Corp.	14,845,512	1.4
17,700 (1)	Clean Harbors, Inc.	4,002,855	0.4
9,000	Comfort Systems USA, Inc.	2,737,080	0.3
256,500 (1)	Copart, Inc.	13,892,040	1.3
62,645 (1)	CoStar Group, Inc.	4,644,500	0.4
11,287	Equifax, Inc.	2,736,646	0.3
29,274	Esab Corp.	2,764,344	0.3
130,900	Fastenal Co.	8,225,756	0.8
11,450	Ferguson PLC	2,217,293	0.2
17,975	Fortune Brands Innovations, Inc.	1,167,296	0.1
8,600 (1)	FTI Consulting, Inc.	1,853,558	0.2
6,600 (1)	GE Vernova, Inc.	1,131,966	0.1
25,500	HEICO Corp.	5,702,055	0.5
44,800	Howmet Aerospace, Inc.	3,477,824	0.3
12,500	Hubbell, Inc.	4,568,500	0.4
35,900	KBR, Inc.	2,302,626	0.2
2,000	Lennox International, Inc.	1,069,960	0.1
19,000 (1)	Loar Holdings, Inc.	1,014,790	0.1
13,000	nVent Electric PLC	995,930	0.1
63,900	Old Dominion Freight Line, Inc.	11,284,740	1.1
13,300	Otis Worldwide Corp.	1,280,258	0.1
17,500	Quanta Services, Inc.	4,446,575	0.4
47,800	RB Global, Inc.	3,650,008	0.3
6,550 (1)	RBC Bearings, Inc.	1,767,059	0.2
13,000	Republic Services, Inc.	2,526,420	0.2
7,900	Rockwell Automation, Inc.	2,174,712	0.2
37,437	Rollins, Inc.	1,826,551	0.2
4,900 (1)	Saia, Inc.	2,324,021	0.2
16,500 (1)	SiteOne Landscape Supply, Inc.	2,003,265	0.2
14,611	Toro Co.	1,366,275	0.1
19,900	Trane Technologies PLC	6,545,707	0.6
1,646	TransDigm Group, Inc.	2,102,946	0.2
35,300 (1)	Trex Co., Inc.	2,616,436	0.2
5,050	United Rentals, Inc.	3,265,986	0.3
46,156	Verisk Analytics, Inc.	12,441,350	1.2
39,600 (1)	Verra Mobility Corp.	1,077,120	0.1
26,900	Vertiv Holdings Co. - Class A	2,328,733	0.2
14,950	Waste Connections, Inc.	2,621,632	0.3
5,500	Watsco, Inc.	2,547,820	0.2
9,200	Westinghouse Air Brake Technologies Corp.	1,454,060	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
49,500 (1)	WillScot Mobile Mini Holdings Corp.	$1,863,180	0.2
		182,712,962	17.0
	Information Technology: 26.4%
193,600	Amphenol Corp. - Class A	13,042,832	1.2
6,200 (1)	Appfolio, Inc. - Class A	1,516,334	0.1
32,600 (1)	AppLovin Corp. - Class A	2,712,972	0.3
11,830 (1)(2)	Astera Labs, Inc.	715,833	0.1
47,781	Bentley Systems, Inc. - Class B	2,358,470	0.2
12,700 (1)	BILL Holdings, Inc.	668,274	0.1
28,100 (1)	Braze, Inc. - Class A	1,091,404	0.1
33,733	Broadridge Financial Solutions, Inc.	6,645,401	0.6
39,400	CDW Corp.	8,819,296	0.8
37,000 (1)	Celestica, Inc.	2,121,210	0.2
19,900 (1)	Ciena Corp.	958,782	0.1
109,200 (1)	Cloudflare, Inc. - Class A	9,045,036	0.8
96,748 (1)	Confluent, Inc. - Class A	2,856,968	0.3
67,679 (1)	Crowdstrike Holdings, Inc. - Class A	25,933,916	2.4
10,700 (1)	CyberArk Software Ltd.	2,925,594	0.3
33,960 (3)(4)	Databricks, Inc.	2,496,060	0.2
102,046 (1)	Datadog, Inc. - Class A	13,234,346	1.2
26,300 (1)	Descartes Systems Group, Inc.	2,546,892	0.2
60,900 (1)	DocuSign, Inc.	3,258,150	0.3
89,237 (1)	Dynatrace, Inc.	3,992,463	0.4
29,000 (1)	Elastic NV	3,303,390	0.3
22,200 (1)	Enphase Energy, Inc.	2,213,562	0.2
19,200	Entegris, Inc.	2,599,680	0.2
4,700 (1)	EPAM Systems, Inc.	884,117	0.1
13,900 (1)	Euronet Worldwide, Inc.	1,438,650	0.1
8,250 (1)	Fair Isaac Corp.	12,281,445	1.1
5,346 (1)	First Solar, Inc.	1,205,309	0.1
17,600 (1)	Fortinet, Inc.	1,060,752	0.1
23,000 (1)	Gartner, Inc.	10,328,380	1.0
6,300 (1)	Globant SA	1,123,038	0.1
50,400 (1)	GoDaddy, Inc. - Class A	7,041,384	0.7
8,100 (1)	Guidewire Software, Inc.	1,116,909	0.1
15,816 (1)	HubSpot, Inc.	9,328,119	0.9
7,450 (1)	Keysight Technologies, Inc.	1,018,788	0.1
40,900 (1)	Lattice Semiconductor Corp.	2,371,791	0.2
25,200 (1)	Manhattan Associates, Inc.	6,216,336	0.6
112,834	Microchip Technology, Inc.	10,324,311	1.0
11,000	MKS Instruments, Inc.	1,436,380	0.1
11,800 (1)	Monday.com Ltd.	2,840,968	0.3
27,239 (1)	MongoDB, Inc.	6,808,661	0.6

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
16,200	Monolithic Power Systems, Inc.	$13,311,216	1.2
2,800	Motorola Solutions, Inc.	1,080,940	0.1
65,900 (1)	Nutanix, Inc. - Class A	3,746,415	0.4
14,200 (1)	ON Semiconductor Corp.	973,410	0.1
15,500 (1)	Onto Innovation, Inc.	3,403,180	0.3
641,300 (1)	Palantir Technologies, Inc. - Class A	16,244,129	1.5
88,300	Paychex, Inc.	10,468,848	1.0
18,100 (1)	Paylocity Holding Corp.	2,386,485	0.2
19,736 (1)	Procore Technologies, Inc.	1,308,694	0.1
25,075 (1)	PTC, Inc.	4,555,375	0.4
70,700 (1)	Pure Storage, Inc. - Class A	4,539,647	0.4
142,200 (1)	Samsara, Inc. - Class A	4,792,140	0.5
2,700 (1)	Super Micro Computer, Inc.	2,212,245	0.2
31,626 (3)(4)	Tanium, Inc. - Class B	155,284	0.0
12,200	TE Connectivity Ltd.	1,835,246	0.2
24,900	Teradyne, Inc.	3,692,421	0.4
12,700 (1)	Tyler Technologies, Inc.	6,385,306	0.6
12,500 (1)	Workiva, Inc.	912,375	0.1
4,500 (1)	Zebra Technologies Corp. - Class A	1,390,185	0.1
43,000 (1)	Zscaler, Inc.	8,264,170	0.8
		283,539,914	26.4
	Materials: 0.7%
5,200	Avery Dennison Corp.	1,136,980	0.1
13,500	CF Industries Holdings, Inc.	1,000,620	0.1
12,700	RPM International, Inc.	1,367,536	0.1
13,400	Steel Dynamics, Inc.	1,735,300	0.2
11,100	Vulcan Materials Co.	2,760,348	0.2
		8,000,784	0.7
	Real Estate: 1.4%
38,700	CubeSmart	1,748,079	0.2
18,800	Equity LifeStyle Properties, Inc.	1,224,444	0.1
35,700	Iron Mountain, Inc.	3,199,434	0.3
35,243	Lamar Advertising Co. - Class A	4,212,596	0.4
18,700	Rexford Industrial Realty, Inc.	833,833	0.1
16,400	Simon Property Group, Inc.	2,489,520	0.2
17,200	Terreno Realty Corp.	1,017,896	0.1
		14,725,802	1.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 0.5%
66,500	Vistra Corp.	$5,717,670	0.5

	Total Common Stock (Cost $857,561,305)	1,063,218,584	99.0
PREFERRED STOCK: 0.8%
	Consumer Discretionary: 0.1%
32,438 (3)(4)	Rappi, Inc. - Series E	736,992	0.1

	Health Care: 0.0%
123,878 (3)(4)	Caris Life Sciences, Inc. - Series D	450,916	0.0

	Information Technology: 0.7%
73,377 (3)(4)	Databricks, Inc., - Series F	5,393,209	0.5
7,908 (3)(4)	Databricks, Inc., - Series G	581,238	0.0
353,970 (3)(4)	Tanium, Inc. - Series G	1,737,993	0.2
		7,712,440	0.7
	Total Preferred Stock (Cost $6,216,684)	8,900,348	0.8
	Total Long-Term Investments (Cost $863,777,989)	1,072,118,932	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreements: 0.5%
578,313 (5)	Bethesda Securities, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $578,572, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-6.070%, Market Value plus accrued interest $589,879, due 10/01/27-01/01/57)	578,313	0.1

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,386,525 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,387,144, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,414,256, due 08/08/24-04/20/74)	$1,386,525	0.1
1,386,525 (5)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,387,144, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,414,256, due 04/30/27-04/20/72)	1,386,525	0.2
1,300,000 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $1,300,582, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $1,323,465, due 10/15/25-02/15/53)	1,300,000	0.1
	Total Repurchase Agreements (Cost $4,651,363)	4,651,363	0.5
	Time Deposits: 0.1%
130,000 (5)	BNP Paribas SA, 5.290%, 07/01/2024 (Cost $130,000)	130,000	0.1
130,000 (5)	Canadian Imperial Bank of Commerce, 5.310%, 07/01/2024 (Cost $130,000)	130,000	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
130,000 (5)	Credit Agricole Corporate and Investment Bank, 5.300%, 07/01/2024 (Cost $130,000)	$130,000	0.0
130,000 (5)	DZ Bank AG, 5.300%, 07/01/2024 (Cost $130,000)	130,000	0.0
130,000 (5)	HSBC Bank PLC, 5.380%, 07/01/2024 (Cost $130,000)	130,000	0.0
110,000 (5)	Landesbank Hessen Thueringen Girozentrale, 5.320%, 07/01/2024 (Cost $110,000)	110,000	0.0
130,000 (5)	Mizuho Bank Ltd., 5.320%, 07/01/2024 (Cost $130,000)	130,000	0.0
130,000 (5)	Royal Bank of Canada, 5.320%, 07/01/2024 (Cost $130,000)	130,000	0.0
130,000 (5)	Skandinaviska Enskilda Banken AB, 5.310%, 07/01/2024 (Cost $130,000)	130,000	0.0
	Total Time Deposits (Cost $1,150,000)	1,150,000	0.1

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.1%
1,202,307 (6)	T. Rowe Price Government Reserve Fund, 5.400% (Cost $1,202,307)	$1,202,307	0.1
	Total Short-Term Investments (Cost $7,003,670)	7,003,670	0.7
	Total Investments in Securities (Cost $870,781,659)	$1,079,122,602	100.5
	Liabilities in Excess of Other Assets	(4,888,684)	(0.5)
	Net Assets	$1,074,233,918	100.0

ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2024, the Portfolio held restricted securities with a fair value of $11,551,692 or 1.1% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$52,574,165	$—	$—	$52,574,165
Consumer Discretionary	152,159,307	—	—	152,159,307
Consumer Staples	24,705,389	—	—	24,705,389
Energy	39,235,458	—	—	39,235,458
Financials	118,067,606	—	—	118,067,606
Health Care	181,779,527	—	—	181,779,527
Industrials	182,712,962	—	—	182,712,962
Information Technology	280,888,570	—	2,651,344	283,539,914
Materials	8,000,784	—	—	8,000,784
Real Estate	14,725,802	—	—	14,725,802
Utilities	5,717,670	—	—	5,717,670
Total Common Stock	1,060,567,240	—	2,651,344	1,063,218,584
Preferred Stock	—	—	8,900,348	8,900,348
Short-Term Investments	1,202,307	5,801,363	—	7,003,670
Total Investments, at fair value	$1,061,769,547	$5,801,363	$11,551,692	$1,079,122,602

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2024, VY®  T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Caris Life Sciences, Inc. - Series D	5/11/2021	$1,003,412	$450,916
Databricks, Inc.	7/24/2020	543,644	2,496,060
Databricks, Inc., - Series F	10/22/2019	1,050,475	5,393,209
Databricks, Inc., - Series G	2/1/2021	467,542	581,238
Rappi, Inc. - Series E	9/8/2020	1,938,042	736,992
Tanium, Inc. - Class B	9/24/2020	360,385	155,284
Tanium, Inc. - Series G	8/26/2015	1,757,213	1,737,993
		$7,120,713	$11,551,692

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2024:

			Significant	Value or	Weighted	Impact to Valuation
	Fair Value at	Valuation	Unobservable	Range of	Average of	from an Increase in
Investments, at fair value	June 30, 2024	Technique(s) *	Input(s)	Input(s)	Inputs ***	Input ****
Common Stocks	$2,651,344	Market Approach	Recent Comparable	—**	—**	—**
Transaction Price(s)
		Market Approach	Enterprise Value to	7.1x	7.1x	Increase
Gross Profit Multiple
		Market Approach	Enterprise Value to	5.7x	5.7x	Increase
Sales Multiple
		Market Approach	DLOM	10%	10%	Decrease

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

			Significant	Value or	Weighted	Impact to Valuation
	Fair Value at	Valuation	Unobservable	Range of	Average of	from an Increase in
Investments, at fair value	June 30, 2024	Technique(s) *	Input(s)	Input(s)	Inputs ***	Input ****
Preferred Stocks	$8,900,348	Market Approach	Recent Comparable	—**	—**	—**
Transaction Price(s)
		Market Approach	Enterprise Value to	5.0x - 7.1x	5.0x - 7.1x	Increase
Gross Profit Multiple
		Market Approach	Enterprise Value to	5.7x	5.7x	Increase
Sales Multiple
		Market Approach	Enterprise Value to	0.5x – 0.6x	0.5x – 0.6x	Increase
Gross Merchandise
Value
		Market Approach	Enterprise Value to	14.5x – 23.1x	14.5x – 23.1x	Increase
EBITDA Multiple
		Market Approach	Projected Enterprise	6.8x – 8.4x	6.8x – 8.4x	Increase
Value to Gross Profit
Multiple
		Market Approach	Projected Enterprise	4.3x – 5.1x	4.3x – 5.1x	Increase
Value to Sales
Multiple
		Market Approach	DLOM	10%	10%	Decrease
Total Investments, at fair value	$11,551,692

*	Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
**	No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio’s management.

***	Unobservable inputs were weighted by the relative fair value of the instruments.

****	Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2024:

	Common Stocks	Preferred Stocks	Total
Beginning balance at December 31, 2023	$2,651,344	$8,900,348	$11,551,692
Purchases	—	—	—
Sales	—	—	—
Accrued discounts/(premiums)	—	—	—
Total realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)*****	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance at June 30, 2024	$2,651,344	$8,900,348	$11,551,692
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2024*****	$—	$—	$—

*****	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2024 may be due to securities no longer held or categorized as Level 3 at period end.

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $871,847,992.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$249,123,054
Gross Unrealized Depreciation	(41,848,444)
Net Unrealized Appreciation	$207,274,610

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.4%
	Communication Services: 15.1%
600,951	Alphabet, Inc. - Class A	$109,463,224	6.9
27,693	Alphabet, Inc. - Class C	5,079,450	0.3
5,269 (1)(2)	Epic Games, Inc.	3,178,261	0.2
151,853	Meta Platforms, Inc. - Class A	76,567,320	4.9
39,425 (3)	Netflix, Inc.	26,607,144	1.7
170,188 (3)	Pinterest, Inc. - Class A	7,500,185	0.5
31,515 (3)	Spotify Technology SA	9,889,092	0.6
		238,284,676	15.1
	Consumer Discretionary: 13.2%
655,298 (3)	Amazon.com, Inc.	126,636,339	8.0
1,463	Booking Holdings, Inc.	5,795,674	0.4
204,600 (3)	Chipotle Mexican Grill, Inc.	12,818,190	0.8
475,159 (3)	Coupang, Inc.	9,954,581	0.6
83,678	Dollar General Corp.	11,064,742	0.7
15,472	Ferrari NV	6,318,301	0.4
31,318 (3)	Floor & Decor Holdings, Inc. - Class A	3,113,322	0.2
596,283 (3)(4)	Rivian Automotive, Inc. - Class A	8,002,118	0.5
58,300	Starbucks Corp.	4,538,655	0.3
99,800 (3)	Tesla, Inc.	19,748,424	1.3
		207,990,346	13.2
	Financials: 1.9%
157,395	Charles Schwab Corp.	11,598,438	0.7
29,427	Chubb Ltd.	7,506,239	0.5
70,187 (3)	Fiserv, Inc.	10,460,670	0.7
		29,565,347	1.9
	Health Care: 9.5%
18,083 (3)	Argenx SE, ADR	7,776,413	0.5
30,527	Cigna Group	10,091,310	0.6
47,619	Danaher Corp.	11,897,607	0.8
60,238	Eli Lilly & Co.	54,538,280	3.5
4,500 (3)	IDEXX Laboratories, Inc.	2,192,400	0.1
53,752 (3)	Intuitive Surgical, Inc.	23,911,577	1.5
69,172 (3)	Legend Biotech Corp., ADR	3,063,628	0.2
20,370	Stryker Corp.	6,930,893	0.4
11,204	Thermo Fisher Scientific, Inc.	6,195,812	0.4
45,621	UnitedHealth Group, Inc.	23,232,951	1.5
		149,830,871	9.5
	Industrials: 2.2%
37,823	Airbus SE	5,191,084	0.3
40,358	Old Dominion Freight Line, Inc.	7,127,223	0.4
21,146	Rockwell Automation, Inc.	5,821,071	0.4
233,666 (3)	Uber Technologies, Inc.	16,982,845	1.1
		35,122,223	2.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 53.1%
32,952 (3)	Adobe, Inc.	$18,306,154	1.2
63,651 (3)	Advanced Micro Devices, Inc.	10,324,829	0.6
29,352	Amphenol Corp. - Class A	1,977,444	0.1
2,301,805 (1)(2)	Ant International Co. - Balanced Owed	2,321,600	0.1
708,855	Apple, Inc.	149,299,040	9.4
22,700	ASML Holding N.V.	23,215,971	1.5
53,772 (3)	Atlassian Corp. - Class A	9,511,191	0.6
39,500 (3)	Autodesk, Inc.	9,774,275	0.6
5,500	Broadcom, Inc.	8,830,415	0.5
114,676 (3)	Dynatrace, Inc.	5,130,604	0.3
130,648 (3)	Fortinet, Inc.	7,874,155	0.5
154,800	Intel Corp.	4,794,156	0.3
32,862	Intuit, Inc.	21,597,235	1.4
10,202	Lam Research Corp.	10,863,600	0.7
7,871 (1)(2)	Magic Leap, Inc. - Class A	—	—
70,657	Mastercard, Inc. - Class A	31,171,042	2.0
454,079	Microsoft Corp.	202,950,609	12.8
2,099 (3)	Monday.com Ltd.	505,355	0.0
5,995 (3)	MongoDB, Inc.	1,498,510	0.1
1,505,755	NVIDIA Corp.	186,020,973	11.8
19,490	Roper Technologies, Inc.	10,985,734	0.7
34,555	Salesforce, Inc.	8,884,091	0.6
30,951 (3)	ServiceNow, Inc.	24,348,223	1.5
206,207 (3)	Shopify, Inc. - USD - Class A	13,619,972	0.9
19,431 (3)	Snowflake, Inc. - Class A	2,624,934	0.2
51,440 (1)(2)	Stripe, Inc. - Class B	1,337,440	0.1
20,200 (3)	Synopsys, Inc.	12,020,212	0.8
50,961	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,857,532	0.6
31,698 (3)	Teledyne Technologies, Inc.	12,298,190	0.8
144,119	Visa, Inc. - Class A	37,826,914	2.4
		838,770,400	53.1
	Materials: 0.4%
15,790	Linde PLC US	6,928,810	0.4
	Total Common Stock (Cost $920,229,683)	1,506,492,673	95.4
PREFERRED STOCK: 0.6%
	Consumer Discretionary: 0.2%
38,487 (1)(2)	Rappi, Inc. - Series E	874,424	0.1
37,201 (1)(2)	Sila Nanotechnologies, Inc., - Series F	727,421	0.0
18,931 (1)(2)	Waymo LLC., Series A-2	1,168,043	0.1
		2,769,888	0.2

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Health Care: 0.3%
21,625	Sartorius AG	$5,062,113	0.3

	Industrials: 0.1%
159,700 (1)(2)	GM Cruise Holdings, LLC Class F	932,648	0.1
132,943 (1)(2)	Nuro, Inc. - Series C	543,737	0.0
		1,476,385	0.1
	Total Preferred Stock (Cost $18,033,161)	9,308,386	0.6
	Total Long-Term Investments (Cost $938,262,844)	1,515,801,059	96.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreements: 0.4%
618,275 (5)	Bethesda Securities, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $618,552, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-6.070%, Market Value plus accrued interest $630,640, due 10/01/27-01/01/57)	618,275	0.1
1,729,899 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,730,671, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,764,497, due 08/08/24-04/20/74)	1,729,899	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,729,899 (5)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,730,671, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,764,497, due 04/30/27-04/20/72)	$1,729,899	0.1
1,600,000 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $1,600,717, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $1,628,880, due 10/15/25-02/15/53)	1,600,000	0.1
	Total Repurchase Agreements (Cost $5,678,073)	5,678,073	0.4
	Time Deposits: 0.1%
160,000 (5)	BNP Paribas SA, 5.290%, 07/01/2024 (Cost $160,000)	160,000	0.1
160,000 (5)	Canadian Imperial Bank of Commerce, 5.310%, 07/01/2024 (Cost $160,000)	160,000	0.0
160,000 (5)	Credit Agricole Corporate and Investment Bank, 5.300%, 07/01/2024 (Cost $160,000)	160,000	0.0
150,000 (5)	DZ Bank AG, 5.300%, 07/01/2024 (Cost $150,000)	150,000	0.0
160,000 (5)	HSBC Bank PLC, 5.380%, 07/01/2024 (Cost $160,000)	160,000	0.0
140,000 (5)	Landesbank Hessen Thueringen Girozentrale, 5.320%, 07/01/2024 (Cost $140,000)	140,000	0.0

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
160,000 (5)	Mizuho Bank Ltd., 5.320%, 07/01/2024 (Cost $160,000)	$160,000	0.0
160,000 (5)	Royal Bank of Canada, 5.320%, 07/01/2024 (Cost $160,000)	160,000	0.0
160,000 (5)	Skandinaviska Enskilda Banken AB, 5.310%, 07/01/2024 (Cost $160,000)	160,000	0.0
150,000 (5)	Svenska Handelsbanken AB, 5.310%, 07/01/2024 (Cost $150,000)	150,000	0.0
	Total Time Deposits (Cost $1,560,000)	1,560,000	0.1

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.0%
41,815 (6)	T. Rowe Price Government Reserve Fund, 5.400% (Cost $41,815)	$41,815	0.0

	Total Short-Term Investments (Cost $7,279,888)	7,279,888	0.5
	Total Investments in Securities (Cost $945,542,732)	$1,523,080,947	96.5
	Assets in Excess of Other Liabilities	55,179,181	3.5
	Net Assets	$1,578,260,128	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(2)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2024, the Portfolio held restricted securities with a fair value of $11,083,574 or 0.7% of net assets. Please refer to the table below for additional details.

(3)	Non-income producing security.

(4)	Security, or a portion of the security, is on loan.

(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$235,106,415	$—	$3,178,261	$238,284,676
Consumer Discretionary	207,990,346	—	—	207,990,346
Financials	29,565,347	—	—	29,565,347
Health Care	149,830,871	—	—	149,830,871
Industrials	29,931,139	5,191,084	—	35,122,223
Information Technology	835,111,360	—	3,659,040	838,770,400
Materials	6,928,810	—	—	6,928,810
Total Common Stock	1,494,464,288	5,191,084	6,837,301	1,506,492,673
Preferred Stock	—	5,062,113	4,246,273	9,308,386
Short-Term Investments	41,815	7,238,073	—	7,279,888
Total Investments, at fair value	$1,494,506,103	$17,491,270	$11,083,574	$1,523,080,947

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2024, VY® T. Rowe Price Growth Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Ant International Co. - Balanced Owed	8/24/2023	$2,301,805	$2,321,600
Epic Games, Inc.	6/18/2020	3,029,675	3,178,261
GM Cruise Holdings, LLC Class F	5/7/2019	2,914,525	932,648
Magic Leap, Inc. - Class A	1/20/2016	3,824,971	—
Nuro, Inc. - Series C	10/30/2020	1,735,518	543,737
Rappi, Inc. - Series E	9/8/2020	2,299,446	874,424
Sila Nanotechnologies, Inc., - Series F	1/7/2021	1,535,389	727,421
Stripe, Inc. - Class B	12/17/2019	807,094	1,337,440
Waymo LLC., Series A-2	5/8/2020	1,625,552	1,168,043
		$20,073,975	$11,083,574

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $952,387,177.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$609,697,629
Gross Unrealized Depreciation	(38,906,853)
Net Unrealized Appreciation	$570,790,776

See Accompanying Notes to Financial Statements

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VPI (0624)

Semi-Annual Report Financial Statements and Other Information

June 30, 2024

Classes ADV, I, R6, S, and S2

Voya Partners, Inc.

■	Voya Solution Aggressive Portfolio	■	Voya Solution 2035 Portfolio
■	Voya Solution Balanced Portfolio	■	Voya Solution 2040 Portfolio
■	Voya Solution Conservative Portfolio	■	Voya Solution 2045 Portfolio
■	Voya Solution Income Portfolio	■	Voya Solution 2050 Portfolio
■	Voya Solution Moderately Aggressive Portfolio	■	Voya Solution 2055 Portfolio
■	Voya Solution Moderately Conservative Portfolio	■	Voya Solution 2060 Portfolio
■	Voya Solution 2025 Portfolio	■	Voya Solution 2065 Portfolio
■	Voya Solution 2030 Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$37,735,886	$54,212,985	$8,772,572	$147,103,021
Investments in unaffiliated underlying funds at fair value**	–	1,078,501	659,368	25,849,055
Cash	32	28,451	4,375	82,793
Receivables:
Fund shares sold	46,088	30,331	3,623	66,737
Interest	15	19	19	386
Prepaid expenses	139	207	73	860
Reimbursement due from Investment Adviser	656	–	802	6,622
Other assets	518	1,989	596	23,207
Total assets	37,783,334	55,352,483	9,441,428	173,132,681

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	38,944	30,270	3,608	43,688
Payable for fund shares redeemed	7,138	–	–	22,881
Payable for investment management fees	6,183	9,435	2,984	48,774
Payable for distribution and shareholder service fees	2,544	7,044	1,619	51,724
Payable to directors under the deferred compensation plan (Note 6)	518	1,989	596	23,207
Payable for directors fees	620	707	35	3,077
Other accrued expenses and liabilities	11,052	17,316	16,323	67,377
Total liabilities	66,999	66,761	25,165	260,728
NET ASSETS	$37,716,335	$55,285,722	$9,416,263	$172,871,953

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$34,497,332	$55,374,206	$10,861,919	$186,230,251
Total distributable earnings (loss)	3,219,003	(88,484)	(1,445,656)	(13,358,298)
NET ASSETS	$37,716,335	$55,285,722	$9,416,263	$172,871,953

* Cost of investments in affiliated underlying funds	$33,329,599	$50,285,832	$8,526,285	$150,382,485
** Cost of investments in unaffiliated underlying funds	$—	$1,164,042	$675,161	$25,334,602

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio

Class ADV
Net assets	$3,727,876	$8,805,358	$2,039,502	$92,730,750
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	273,931	993,777	207,993	9,125,396
Net asset value and redemption price per share	$13.61	$8.86	$9.81	$10.16

Class I
Net assets	$1,590,415	$5,195,623	$596,392	$15,421,719
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	112,560	553,498	60,082	1,468,294
Net asset value and redemption price per share	$14.13	$9.39	$9.93	$10.50

Class R6
Net assets	$28,553,860	$24,958,305	$4,169,699	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	2,018,364	2,657,109	420,402	n/a
Net asset value and redemption price per share	$14.15	$9.39	$9.92	n/a

Class S
Net assets	$1,837,351	$15,054,763	$1,719,341	$61,881,967
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	132,060	1,666,770	174,398	5,955,823
Net asset value and redemption price per share	$13.91	$9.03	$9.86	$10.39

Class S2
Net assets	$2,006,833	$1,271,673	$891,329	$2,837,517
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	148,790	141,258	91,747	282,116
Net asset value and redemption price per share	$13.49	$9.00	$9.72	$10.06

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$465,603,170	$30,034,672	$372,079,007	$50,116,144
Investments in unaffiliated underlying funds at fair value**	9,286,884	1,559,906	51,639,701	5,524,184
Cash	237,790	15,839	207,623	28,515
Receivables:
Investments in affiliated underlying funds sold	194,185	–	–	–
Fund shares sold	60,564	36,608	162,907	54,704
Interest	210	73	570	72
Prepaid expenses	1,956	143	1,954	212
Reimbursement due from Investment Adviser	–	29,974	–	2,053
Other assets	35,447	1,396	38,492	970
Total assets	475,420,206	31,678,611	424,130,254	55,726,854

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	–	36,611	161,978	54,664
Payable for fund shares redeemed	254,671	–	366	–
Payable for investment management fees	80,201	5,795	81,186	11,561
Payable for distribution and shareholder service fees	93,939	4,951	116,258	14,409
Payable to directors under the deferred compensation plan (Note 6)	35,447	1,396	38,492	970
Payable for directors fees	902	2,485	1,755	141
Other accrued expenses and liabilities	62,134	44,304	82,891	39,578
Total liabilities	527,294	95,542	482,926	121,323
NET ASSETS	$474,892,912	$31,583,069	$423,647,328	$55,605,531

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$439,228,440	$33,815,754	$437,895,781	$55,632,049
Total distributable earnings (loss)	35,664,472	(2,232,685)	(14,248,453)	(26,518)
NET ASSETS	$474,892,912	$31,583,069	$423,647,328	$55,605,531

* Cost of investments in affiliated underlying funds	$425,377,676	$29,884,123	$362,336,645	$46,595,688
** Cost of investments in unaffiliated underlying funds	$9,774,410	$1,633,482	$49,934,592	$5,119,680

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio

Class ADV
Net assets	$23,354,754	$3,464,618	$162,852,577	$23,338,756
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,986,706	388,045	17,221,226	1,670,385
Net asset value and redemption price per share	$11.76	$8.93	$9.46	$13.97

Class I
Net assets	$7,558,301	$349,625	$25,385,786	$8,651,491
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	622,118	37,034	2,566,464	590,766
Net asset value and redemption price per share	$12.15	$9.44	$9.89	$14.64

Class R6
Net assets	$32,402,304	$11,211,475	n/a	n/a
Shares authorized	100,000,000	100,000,000	n/a	n/a
Par value	$0.001	$0.001	n/a	n/a
Shares outstanding	2,669,652	1,188,361	n/a	n/a
Net asset value and redemption price per share	$12.14	$9.43	n/a	n/a

Class S
Net assets	$410,113,120	$15,328,493	$228,127,065	$22,460,572
Shares authorized	200,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	34,341,619	1,676,631	23,556,138	1,552,754
Net asset value and redemption price per share	$11.94	$9.14	$9.68	$14.46

Class S2
Net assets	$1,464,433	$1,228,858	$7,281,900	$1,154,712
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	122,519	136,473	784,404	81,201
Net asset value and redemption price per share	$11.95	$9.00	$9.28	$14.22

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$546,406,007	$40,944,983	$424,433,753	$37,194,124
Investments in unaffiliated underlying funds at fair value**	50,442,913	4,260,352	44,230,211	3,864,836
Cash	303,666	26,113	241,421	22,697
Receivables:
Investments in affiliated underlying funds sold	47,401	6,787	132,032	–
Fund shares sold	97,574	43,045	275,074	41,171
Interest	665	53	567	49
Prepaid expenses	2,345	169	1,831	155
Reimbursement due from Investment Adviser	28,555	6,660	28,604	2,623
Other assets	36,699	757	26,055	612
Total assets	597,365,825	45,288,919	469,369,548	41,126,267

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	–	–	–	14,908
Payable for fund shares redeemed	144,770	49,820	407,041	26,259
Payable for investment management fees	126,298	8,823	93,594	7,897
Payable for distribution and shareholder service fees	150,963	12,130	116,896	10,566
Payable to directors under the deferred compensation plan (Note 6)	36,699	757	26,055	612
Payable for directors fees	1,706	65	1,169	173
Other accrued expenses and liabilities	169,739	27,993	116,688	25,779
Total liabilities	630,175	99,588	761,443	86,194
NET ASSETS	$596,735,650	$45,189,331	$468,608,105	$41,040,073

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$569,139,994	$43,626,969	$438,116,975	$38,201,516
Total distributable earnings	27,595,656	1,562,362	30,491,130	2,838,557
NET ASSETS	$596,735,650	$45,189,331	$468,608,105	$41,040,073

* Cost of investments in affiliated underlying funds	$508,464,559	$36,561,354	$378,741,512	$32,488,873
** Cost of investments in unaffiliated underlying funds	$42,919,112	$3,760,295	$38,408,637	$3,440,633

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio

Class ADV
Net assets	$184,190,823	$18,356,920	$137,319,914	$16,105,289
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	18,434,915	1,225,995	13,851,894	1,033,739
Net asset value and redemption price per share	$9.99	$14.97	$9.91	$15.58

Class I
Net assets	$47,923,532	$5,153,495	$36,063,252	$5,813,793
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,576,034	327,653	3,436,459	352,885
Net asset value and redemption price per share	$10.47	$15.73	$10.49	$16.48

Class S
Net assets	$355,233,230	$19,584,306	$289,038,498	$17,795,251
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	34,658,763	1,265,752	28,419,272	1,103,174
Net asset value and redemption price per share	$10.25	$15.47	$10.17	$16.13

Class S2
Net assets	$9,388,065	$2,094,610	$6,186,441	$1,325,740
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	976,616	139,168	635,845	83,952
Net asset value and redemption price per share	$9.61	$15.05	$9.73	$15.79

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio	Voya Solution 2065 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$159,073,427	$29,227,365	$16,726,403
Investments in unaffiliated underlying funds at fair value**	16,590,167	3,057,509	1,836,783
Cash	92,069	18,072	11,281
Receivables:
Investments in affiliated underlying funds sold	298,463	169,210	–
Fund shares sold	160,831	28,340	42,572
Interest	194	40	23
Prepaid expenses	659	111	42
Reimbursement due from Investment Adviser	14,634	4,036	1,615
Other assets	5,996	369	53
Total assets	176,236,440	32,505,052	18,618,772

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	–	–	42,572
Payable for fund shares redeemed	459,282	197,549	–
Payable for investment management fees	33,727	25,684	14,043
Payable for distribution and shareholder service fees	43,580	7,996	3,952
Payable to directors under the deferred compensation plan (Note 6)	5,996	369	53
Payable for directors fees	537	46	247
Other accrued expenses and liabilities	43,353	26,607	16,322
Total liabilities	586,475	258,251	77,189
NET ASSETS	$175,649,965	$32,246,801	$18,541,583

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$161,236,245	$29,965,329	$16,876,793
Total distributable earnings	14,413,720	2,281,472	1,664,790
NET ASSETS	$175,649,965	$32,246,801	$18,541,583

* Cost of investments in affiliated underlying funds	$139,030,413	$25,476,243	$14,785,268
** Cost of investments in unaffiliated underlying funds	$14,491,540	$2,786,566	$1,689,692

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio	Voya Solution 2065 Portfolio

Class ADV
Net assets	$54,755,250	$11,849,167	$4,690,663
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,632,442	1,020,786	400,381
Net asset value and redemption price per share	$11.82	$11.61	$11.72

Class I
Net assets	$19,870,210	$5,694,681	$3,790,697
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,596,308	475,464	333,523
Net asset value and redemption price per share	$12.45	$11.98	$11.37

Class S
Net assets	$97,189,660	$13,625,813	$9,758,740
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	8,088,452	1,165,978	836,470
Net asset value and redemption price per share	$12.02	$11.69	$11.67

Class S2
Net assets	$3,834,845	$1,077,140	$301,483
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	321,041	92,557	25,667
Net asset value and redemption price per share	$11.95	$11.64	$11.75

See Accompanying Notes to Financial Statements

10

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2024 (Unaudited)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$99,647	$326,799	$135,055	$1,709,174
Dividends from unaffiliated underlying funds	—	16,835	9,098	330,121
Interest	440	474	204	3,500
Other	110	161	32	559
Total investment income	100,197	344,269	144,389	2,043,354
EXPENSES:
Investment management fees	35,789	53,365	10,635	200,445
Distribution and shareholder service fees:
Class ADV	8,875	21,958	6,575	232,695
Class S	2,164	18,033	2,122	77,822
Class S2	3,812	2,346	1,361	5,756
Class T(1)	—	—	—	146
Transfer agent fees:
Class ADV	3,296	2,859	1,105	25,380
Class I	1,389	1,598	209	4,367
Class R6	94	69	45	—
Class S	1,607	4,696	714	16,978
Class S2	1,771	382	286	785
Class T(1)	—	—	—	12
Shareholder reporting expense	1,456	1,444	2,184	970
Registration fees	136	—	—	—
Professional fees	4,004	5,278	1,124	15,762
Custody and accounting expense	2,730	3,264	2,662	2,895
Directors fees	728	728	182	2,772
Miscellaneous expense	4,596	5,426	5,168	7,887
Interest expense	1,119	1,337	—	2,758
Total expenses	73,566	122,783	34,372	597,430
Waived and reimbursed fees	(3,952)	—	(11,642)	(49,146)
Net expenses	69,614	122,783	22,730	548,284
Net investment income	30,583	221,486	121,659	1,495,070
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	446,867	2,553	147,487	(720,444)
Sale of unaffiliated underlying funds	153,236	—	(2,189)	103,862
Capital gain distributions from affiliated underlying funds	79,012	80,473	11,223	129,397
Net realized gain (loss)	679,115	83,026	156,521	(487,185)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	2,839,885	3,231,932	(14,115)	4,335,630
Unaffiliated underlying funds	(141,892)	(65,698)	(13,170)	(290,016)
Net change in unrealized appreciation (depreciation)	2,697,993	3,166,234	(27,285)	4,045,614
Net realized and unrealized gain	3,377,108	3,249,260	129,236	3,558,429
Increase in net assets resulting from operations	$3,407,691	$3,470,746	$250,895	$5,053,499

(1)	Class T of Voya Solution Income Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

11

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2024 (Unaudited)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,809,553	$326,503	$3,096,998	$299,070
Dividends from unaffiliated underlying funds	154,557	20,627	677,865	75,281
Interest	9,841	673	10,887	1,381
Other	1,469	98	1,360	166
Total investment income	1,975,420	347,901	3,787,110	375,898
EXPENSES:
Investment management fees	482,503	32,560	477,704	58,406
Distribution and shareholder service fees:
Class ADV	56,360	8,615	413,164	57,474
Class S	508,390	18,725	284,337	26,299
Class S2	2,747	2,527	14,448	2,062
Class T(1)	—	—	599	8
Transfer agent fees:
Class ADV	777	1,559	36,082	5,758
Class I	219	141	5,842	2,067
Class R6	15	13	—	—
Class S	14,015	6,758	49,663	5,271
Class S2	47	573	1,577	258
Class T(1)	—	—	37	1
Shareholder reporting expense	4,660	1,436	6,916	255
Registration fees	95	—	—	—
Professional fees	37,310	10,376	30,940	6,006
Custody and accounting expense	13,650	3,006	16,016	6,006
Shareholder notification costs (Note 6)	—	54,200	—	—
Directors fees	7,328	718	6,370	546
Miscellaneous expense	12,792	4,181	14,953	5,229
Interest expense	14,710	614	17,611	2,885
Total expenses	1,155,618	146,002	1,376,259	178,531
Waived and reimbursed fees	—	(72,182)	(41,403)	(22,692)
Net expenses	1,155,618	73,820	1,334,856	155,839
Net investment income	819,802	274,081	2,452,254	220,059
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(3,468,752)	300,178	(5,161,631)	574,267
Sale of unaffiliated underlying funds	2,442,841	(32)	686,854	14,616
Capital gain distributions from affiliated underlying funds	869,700	35,119	312,619	60,791
Net realized gain (loss)	(156,211)	335,265	(4,162,158)	649,674
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	40,189,500	634,992	23,080,911	2,242,618
Unaffiliated underlying funds	(2,869,241)	(42,990)	(865,978)	(21,284)
Net change in unrealized appreciation (depreciation)	37,320,259	592,002	22,214,933	2,221,334
Net realized and unrealized gain	37,164,048	927,267	18,052,775	2,871,008
Increase in net assets resulting from operations	$37,983,850	$1,201,348	$20,505,029	$3,091,067

(1)	Class T of Voya Solution 2025 Portfolio and Voya Solution 2030 Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

12

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2024 (Unaudited)

	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$2,451,652	$100,193	$685,864	$26,613
Dividends from unaffiliated underlying funds	738,302	55,916	615,945	51,736
Interest	12,698	693	10,231	933
Other	1,812	125	1,411	114
Total investment income	3,204,464	156,927	1,313,451	79,396
EXPENSES:
Investment management fees	625,790	44,135	487,564	40,560
Distribution and shareholder service fees:
Class ADV	447,311	41,860	332,040	38,232
Class S	431,223	22,072	344,900	19,827
Class S2	20,108	3,605	12,574	2,188
Class T(1)	—	8	143	9
Transfer agent fees:
Class ADV	51,953	8,709	49,845	11,967
Class I	13,695	2,358	13,815	4,149
Class S	100,184	9,184	103,551	12,411
Class S2	2,919	938	2,359	856
Class T(1)	—	1	15	—
Shareholder reporting expense	6,552	364	7,280	364
Professional fees	35,490	4,095	28,756	547
Custody and accounting expense	20,020	5,460	17,654	3,056
Directors fees	5,460	546	5,460	364
Miscellaneous expense	15,144	5,610	9,541	5,900
Interest expense	35,288	3,031	34,814	2,870
Total expenses	1,811,137	151,976	1,450,311	143,300
Waived and reimbursed fees	(202,728)	(38,086)	(223,186)	(36,679)
Net expenses	1,608,409	113,890	1,227,125	106,621
Net investment income (loss)	1,596,055	43,037	86,326	(27,225)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(6,259,348)	928,269	(7,776,389)	954,804
Sale of unaffiliated underlying funds	127,669	31,036	165,788	20,622
Capital gain distributions from affiliated underlying funds	651,508	63,395	673,817	57,570
Net realized gain (loss)	(5,480,171)	1,022,700	(6,936,784)	1,032,996
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	44,190,509	2,184,366	46,515,694	2,391,419
Unaffiliated underlying funds	(21,345)	(14,732)	(215,051)	(11,457)
Net change in unrealized appreciation (depreciation)	44,169,164	2,169,634	46,300,643	2,379,962
Net realized and unrealized gain	38,688,993	3,192,334	39,363,859	3,412,958
Increase in net assets resulting from operations	$40,285,048	$3,235,371	$39,450,185	$3,385,733

(1)	Class T of Voya Solution 2040 Portfolio, Voya Solution 2045 Portfolio, and Voya Solution 2050 Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

13

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2024 (Unaudited)

	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio	Voya Solution 2065 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$78,385	$12,235	$2,883
Dividends from unaffiliated underlying funds	227,946	39,769	23,001
Interest	3,759	715	121
Other	517	91	47
Total investment income	310,607	52,810	26,052
EXPENSES:
Investment management fees	180,837	31,883	17,394
Distribution and shareholder service fees:
Class ADV	132,484	28,440	10,572
Class S	115,294	15,084	10,172
Class S2	7,257	1,958	523
Class T(1)	—	12	8
Transfer agent fees:
Class ADV	29,310	12,676	3,635
Class I	10,444	5,813	2,921
Class S	51,015	13,466	7,010
Class S2	2,007	1,092	225
Class T(1)	—	4	2
Shareholder reporting expense	1,800	1,795	728
Registration fees	—	—	149
Professional fees	14,586	612	282
Custody and accounting expense	6,370	2,096	2,480
Directors fees	2,002	304	182
Miscellaneous expense	4,538	4,982	5,010
Interest expense	13,058	2,408	—
Total expenses	571,002	122,625	61,293
Waived and reimbursed fees	(91,233)	(38,827)	(19,554)
Net expenses	479,769	83,798	41,739
Net investment loss	(169,162)	(30,988)	(15,687)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(21,800)	645,874	305,737
Sale of unaffiliated underlying funds	37,024	—	—
Capital gain distributions from affiliated underlying funds	251,866	45,683	25,279
Net realized gain	267,090	691,557	331,016
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	15,218,110	2,018,739	1,147,200
Unaffiliated underlying funds	(52,345)	(1,771)	10,826
Net change in unrealized appreciation (depreciation)	15,165,765	2,016,968	1,158,026
Net realized and unrealized gain	15,432,855	2,708,525	1,489,042
Increase in net assets resulting from operations	$15,263,693	$2,677,537	$1,473,355

(1)	Class T of Voya Solution 2060 Portfolio and Voya Solution 2065 Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Aggressive Portfolio		Voya Solution Balanced Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$30,583	$404,413	$221,486	$873,825
Net realized gain (loss)	679,115	(714,476)	83,026	(2,741,201)
Net change in unrealized appreciation (depreciation)	2,697,993	6,278,172	3,166,234	9,203,959
Increase in net assets resulting from operations	3,407,691	5,968,109	3,470,746	7,336,583

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(200,039)	—	(852,489)
Class I	—	(86,455)	—	(404,261)
Class R6	—	(1,585,031)	—	(2,079,000)
Class S	—	(111,986)	—	(1,486,807)
Class S2	—	(113,552)	—	(104,960)
Total distributions	—	(2,097,063)	—	(4,927,517)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,020,633	6,947,717	5,890,225	6,261,928
Reinvestment of distributions	—	2,097,063	—	4,927,517
	4,020,633	9,044,780	5,890,225	11,189,445
Cost of shares redeemed	(4,382,244)	(6,848,273)	(4,352,443)	(12,120,562)
Net increase (decrease) in net assets resulting from capital share transactions	(361,611)	2,196,507	1,537,782	(931,117)
Net increase in net assets	3,046,080	6,067,553	5,008,528	1,477,949

NET ASSETS:
Beginning of year or period	34,670,255	28,602,702	50,277,194	48,799,245
End of year or period	$37,716,335	$34,670,255	$55,285,722	$50,277,194

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Conservative Portfolio		Voya Solution Income Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$121,659	$395,194	$1,495,070	$4,531,531
Net realized gain (loss)	156,521	(1,568,341)	(487,185)	(10,722,440)
Net change in unrealized appreciation (depreciation)	(27,285)	2,320,105	4,045,614	25,465,999
Increase in net assets resulting from operations	250,895	1,146,958	5,053,499	19,275,090

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(118,557)	—	(3,685,467)
Class I	—	(19,487)	—	(945,654)
Class R6	—	(399,928)	—	—
Class S	—	(80,147)	—	(2,633,189)
Class S2	—	(26,086)	—	(124,036)
Class T(1)	—	—	—	(2,020)
Total distributions	—	(644,205)	—	(7,390,366)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,169,882	4,357,942	3,646,970	7,967,661
Reinvestment of distributions	—	644,205	—	7,390,274
	1,169,882	5,002,147	3,646,970	15,357,935
Cost of shares redeemed	(2,156,955)	(11,185,956)	(19,186,889)	(50,350,763)
Net decrease in net assets resulting from capital share transactions	(987,073)	(6,183,809)	(15,539,919)	(34,992,828)
Net decrease in net assets	(736,178)	(5,681,056)	(10,486,420)	(23,108,104)

NET ASSETS:
Beginning of year or period	10,152,441	15,833,497	183,358,373	206,466,477
End of year or period	$9,416,263	$10,152,441	$172,871,953	$183,358,373

(1)	Class T of Voya Solution Income Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Moderately Aggressive Portfolio		Voya Solution Moderately Conservative Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$819,802	$6,236,445	$274,081	$752,191
Net realized gain (loss)	(156,211)	(1,211,661)	335,265	(2,231,349)
Net change in unrealized appreciation (depreciation)	37,320,259	72,915,250	592,002	5,048,713
Increase in net assets resulting from operations	37,983,850	77,940,034	1,201,348	3,569,555

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,778,994)	—	(223,370)
Class I	—	(448,994)	—	(11,003)
Class R6	—	(2,586,052)	—	(679,142)
Class S	—	(36,169,779)	—	(927,362)
Class S2	—	(104,004)	—	(74,909)
Total distributions	—	(41,087,823)	—	(1,915,786)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,203,474	12,440,582	1,694,245	4,006,322
Reinvestment of distributions	—	41,087,823	—	1,915,786
	6,203,474	53,528,405	1,694,245	5,922,108
Cost of shares redeemed	(37,977,897)	(70,271,165)	(2,426,966)	(11,353,780)
Net decrease in net assets resulting from capital share transactions	(31,774,423)	(16,742,760)	(732,721)	(5,431,672)
Net increase (decrease) in net assets	6,209,427	20,109,451	468,627	(3,777,903)

NET ASSETS:
Beginning of year or period	468,683,485	448,574,034	31,114,442	34,892,345
End of year or period	$474,892,912	$468,683,485	$31,583,069	$31,114,442

See Accompanying Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2025 Portfolio		Voya Solution 2030 Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$2,452,254	$8,985,956	$220,059	$946,873
Net realized gain (loss)	(4,162,158)	(20,483,120)	649,674	(3,882,155)
Net change in unrealized appreciation (depreciation)	22,214,933	68,831,803	2,221,334	10,028,133
Increase in net assets resulting from operations	20,505,029	57,334,639	3,091,067	7,092,851

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(7,140,676)	—	(929,774)
Class I	—	(1,617,979)	—	(363,281)
Class S	—	(10,161,877)	—	(748,014)
Class S2	—	(312,719)	—	(30,615)
Class T(1)	—	(10,507)	—	(65)
Total distributions	—	(19,243,758)	—	(2,071,749)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,419,131	20,851,089	7,878,525	15,139,113
Reinvestment of distributions	—	19,243,758	—	2,071,686
	11,419,131	40,094,847	7,878,525	17,210,799
Cost of shares redeemed	(51,963,425)	(95,145,979)	(8,868,134)	(17,104,352)
Net increase (decrease) in net assets resulting from capital share transactions	(40,544,294)	(55,051,132)	(989,609)	106,447
Net increase (decrease) in net assets	(20,039,265)	(16,960,251)	2,101,458	5,127,549

NET ASSETS:
Beginning of year or period	443,686,593	460,646,844	53,504,073	48,376,524
End of year or period	$423,647,328	$443,686,593	$55,605,531	$53,504,073

(1)	Class T was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2035 Portfolio		Voya Solution 2040 Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$1,596,055	$9,412,859	$43,037	$585,225
Net realized gain (loss)	(5,480,171)	(12,577,897)	1,022,700	(3,356,425)
Net change in unrealized appreciation (depreciation)	44,169,164	92,835,957	2,169,634	9,597,654
Increase in net assets resulting from operations	40,285,048	89,670,919	3,235,371	6,826,454

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(10,972,912)	—	(856,659)
Class I	—	(3,390,034)	—	(417,256)
Class S	—	(20,874,983)	—	(884,407)
Class S2	—	(696,924)	—	(106,398)
Class T(1)	—	—	—	(208)
Total distributions	—	(35,934,853)	—	(2,264,928)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,513,010	35,122,770	7,112,377	10,729,986
Reinvestment of distributions	—	35,934,853	—	2,264,720
	23,513,010	71,057,623	7,112,377	12,994,706
Cost of shares redeemed	(47,896,635)	(80,143,079)	(4,898,446)	(17,203,428)
Net increase (decrease) in net assets resulting from capital share transactions	(24,383,625)	(9,085,456)	2,213,931	(4,208,722)
Net increase in net assets	15,901,423	44,650,610	5,449,302	352,804

NET ASSETS:
Beginning of year or period	580,834,227	536,183,617	39,740,029	39,387,225
End of year or period	$596,735,650	$580,834,227	$45,189,331	$39,740,029

(1)	Class T of Voya Solution 2040 Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2045 Portfolio		Voya Solution 2050 Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income (loss)	$86,326	$6,156,536	$(27,225)	$450,245
Net realized gain (loss)	(6,936,784)	(12,622,590)	1,032,996	(2,208,096)
Net change in unrealized appreciation (depreciation)	46,300,643	85,778,245	2,379,962	8,054,648
Increase in net assets resulting from operations	39,450,185	79,312,191	3,385,733	6,296,797

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(10,024,810)	—	(811,733)
Class I	—	(3,419,709)	—	(348,867)
Class S	—	(20,873,431)	—	(720,411)
Class S2	—	(522,908)	—	(48,640)
Class T(1)	—	(4,302)	—	(218)
Total distributions	—	(34,845,160)	—	(1,929,869)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,228,440	27,531,525	5,992,047	10,190,626
Reinvestment of distributions	—	34,845,160	—	1,929,651
	17,228,440	62,376,685	5,992,047	12,120,277
Cost of shares redeemed	(42,741,554)	(71,668,094)	(4,227,448)	(13,835,492)
Net increase (decrease) in net assets resulting from capital share transactions	(25,513,114)	(9,291,409)	1,764,599	(1,715,215)
Net increase in net assets	13,937,071	35,175,622	5,150,332	2,651,713

NET ASSETS:
Beginning of year or period	454,671,034	419,495,412	35,889,741	33,238,028
End of year or period	$468,608,105	$454,671,034	$41,040,073	$35,889,741

(1)	Class T was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2055 Portfolio		Voya Solution 2060 Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income (loss)	$(169,162)	$1,945,766	$(30,988)	$359,205
Net realized gain (loss)	267,090	(6,284,554)	691,557	(1,417,649)
Net change in unrealized appreciation (depreciation)	15,165,765	33,184,341	2,016,968	6,002,081
Increase in net assets resulting from operations	15,263,693	28,845,553	2,677,537	4,943,637

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(2,477,627)	—	(498,798)
Class I	—	(1,058,375)	—	(280,300)
Class S	—	(4,229,438)	—	(487,642)
Class S2	—	(160,283)	—	(39,846)
Class T(1)	—	—	—	(239)
Total distributions	—	(7,925,723)	—	(1,306,825)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,809,574	19,778,395	5,088,467	8,232,138
Reinvestment of distributions	—	7,925,723	—	1,306,825
	11,809,574	27,704,118	5,088,467	9,538,963
Cost of shares redeemed	(14,184,120)	(35,722,772)	(4,020,793)	(10,113,290)
Net increase (decrease) in net assets resulting from capital share transactions	(2,374,546)	(8,018,654)	1,067,674	(574,327)
Net increase in net assets	12,889,147	12,901,176	3,745,211	3,062,485

NET ASSETS:
Beginning of year or period	162,760,818	149,859,642	28,501,590	25,439,105
End of year or period	$175,649,965	$162,760,818	$32,246,801	$28,501,590

(1)	Class T of Voya Solution 2060 Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2065 Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income (loss)	$(15,687)	$183,044
Net realized gain (loss)	331,016	(117,388)
Net change in unrealized appreciation (depreciation)	1,158,026	1,950,857
Increase in net assets resulting from operations	1,473,355	2,016,513

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,985)
Class I	—	(133,338)
Class S	—	(68,650)
Class S2	—	(126)
Total distributions	—	(204,099)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,192,651	5,736,253
Reinvestment of distributions	—	204,099
	4,192,651	5,940,352
Cost of shares redeemed	(1,176,624)	(1,861,155)
Net increase in net assets resulting from capital share transactions	3,016,027	4,079,197
Net increase in net assets	4,489,382	5,891,611

NET ASSETS:
Beginning of year or period	14,052,201	8,160,590
End of year or period	$18,541,583	$14,052,201

See Accompanying Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution Aggressive Portfolio
Class ADV
06-30-24+	12.39	(0.02	)•	1.24	1.22	—	—	—	—	—	13.61	9.85	0.97	0.88	0.88	(0.31)	3,728	27
12-31-23	10.95	0.10	•	2.12	2.22	0.25	0.53	—	0.78	—	12.39	20.63	1.00	0.87	0.87	0.85	3,455	41
12-31-22	16.45	0.07	•	(3.23)	(3.16)	0.32	2.02	—	2.34	—	10.95	(20.13)	0.94	0.86	0.86	0.56	3,524	93
12-31-21	13.91	0.06	•	2.62	2.68	0.14	—	—	0.14	—	16.45	19.31	0.93	0.81	0.81	0.37	4,406	58
12-31-20	13.08	0.10		1.76	1.86	0.15	0.88	—	1.03	—	13.91	15.53	1.00	0.81	0.81	0.64	3,744	85
12-31-19	11.47	0.11		2.65	2.76	0.16	0.99	—	1.15	—	13.08	24.94	0.92	0.75	0.75	0.96	3,760	85
Class I
06-30-24+	12.83	0.01	•	1.29	1.30	—	—	—	—	—	14.13	10.13	0.47	0.38	0.38	0.19	1,590	27
12-31-23	11.33	0.16	•	2.19	2.35	0.32	0.53	—	0.85	—	12.83	21.21	0.50	0.37	0.37	1.35	1,379	41
12-31-22	16.92	0.17	•	(3.35)	(3.18)	0.39	2.02	—	2.41	—	11.33	(19.67)	0.44	0.36	0.36	1.34	966	93
12-31-21	14.29	0.13	•	2.70	2.83	0.20	—	—	0.20	—	16.92	19.87	0.43	0.31	0.31	0.82	488	58
12-31-20	13.42	0.12	•	1.85	1.97	0.22	0.88	—	1.10	—	14.29	16.09	0.50	0.31	0.31	0.94	294	85
12-31-19	11.74	0.22	•	2.67	2.89	0.22	0.99	—	1.21	—	13.42	25.54	0.42	0.25	0.25	1.73	600	85
Class R6
06-30-24+	12.84	0.02	•	1.29	1.31	—	—	—	—	—	14.15	10.20	0.28	0.28	0.28	0.28	28,554	27
12-31-23	11.33	0.17	•	2.20	2.37	0.33	0.53	—	0.86	—	12.84	21.32	0.30	0.30	0.30	1.42	26,323	41
12-31-22	16.92	0.15	•	(3.33)	(3.18)	0.39	2.02	—	2.41	—	11.33	(19.67)	0.32	0.32	0.32	1.14	20,169	93
12-31-21	14.29	0.15	•	2.68	2.83	0.20	—	—	0.20	—	16.92	19.86	0.33	0.31	0.31	0.94	21,062	58
12-31-20	13.41	0.16	•	1.82	1.98	0.22	0.88	—	1.10	—	14.29	16.19	0.38	0.31	0.31	1.23	16,188	85
12-31-19	11.74	0.20	•	2.68	2.88	0.22	0.99	—	1.21	—	13.41	25.45	0.42	0.25	0.25	1.57	11,636	85
Class S
06-30-24+	12.65	(0.00	)*•	1.26	1.26	—	—	—	—	—	13.91	9.96	0.72	0.63	0.63	(0.06)	1,837	27
12-31-23	11.15	0.13	•	2.16	2.29	0.26	0.53	—	0.79	—	12.65	20.90	0.75	0.62	0.62	1.10	1,658	41
12-31-22	16.69	0.08	•	(3.25)	(3.17)	0.35	2.02	—	2.37	—	11.15	(19.89)	0.69	0.61	0.61	0.57	2,590	93
12-31-21	14.10	0.10	•	2.66	2.76	0.17	—	—	0.17	—	16.69	19.62	0.68	0.56	0.56	0.64	4,426	58
12-31-20	13.25	0.10	•	1.82	1.92	0.19	0.88	—	1.07	—	14.10	15.83	0.75	0.56	0.56	0.80	3,666	85
12-31-19	11.60	0.15		2.67	2.82	0.18	0.99	—	1.17	—	13.25	25.21	0.67	0.50	0.50	1.27	3,925	85
Class S2
06-30-24+	12.27	(0.01	)•	1.23	1.22	—	—	—	—	—	13.49	9.94	0.87	0.78	0.78	(0.21)	2,007	27
12-31-23	10.88	0.11	•	2.09	2.20	0.28	0.53	—	0.81	—	12.27	20.64	0.90	0.77	0.77	0.95	1,855	41
12-31-22	16.36	0.08	•	(3.20)	(3.12)	0.34	2.02	—	2.36	—	10.88	(20.00)	0.84	0.76	0.76	0.63	1,354	93
12-31-21	13.81	0.06	•	2.62	2.68	0.13	—	—	0.13	—	16.36	19.42	0.83	0.71	0.71	0.37	1,434	58
12-31-20	13.01	0.10	•	1.76	1.86	0.18	0.88	—	1.06	—	13.81	15.70	0.90	0.71	0.71	0.80	2,038	85
12-31-19	11.43	0.16	•	2.60	2.76	0.19	0.99	—	1.18	—	13.01	25.05	0.82	0.65	0.65	1.28	1,539	85
Voya Solution Balanced Portfolio
Class ADV
06-30-24+	8.31	0.02	•	0.53	0.55	—	—	—	—	—	8.86	6.62	0.84	0.84	0.84	0.48	8,805	16
12-31-23	7.98	0.12	•	1.09	1.21	0.32	0.56	—	0.88	—	8.31	15.66	0.83	0.83	0.83	1.45	8,830	37
12-31-22	11.48	0.08	•	(2.05)	(1.97)	0.35	1.18	—	1.53	—	7.98	(18.03)	0.84	0.84	0.84	0.83	8,837	87
12-31-21	10.26	0.10	•	1.29	1.39	0.17	—	—	0.17	—	11.48	13.63	0.86	0.80	0.80	0.92	10,713	50
12-31-20	9.74	0.11	•	1.06	1.17	0.17	0.48	—	0.65	—	10.26	12.75	0.89	0.81	0.81	1.22	9,774	79
12-31-19	8.89	0.14	•	1.51	1.65	0.19	0.61	—	0.80	—	9.74	19.13	0.82	0.75	0.75	1.45	10,913	85
Class I
06-30-24+	8.78	0.04	•	0.57	0.61	—	—	—	—	—	9.39	6.95	0.34	0.34	0.34	0.98	5,196	16
12-31-23	8.39	0.17	•	1.15	1.32	0.37	0.56	—	0.93	—	8.78	16.25	0.33	0.33	0.33	1.95	4,154	37
12-31-22	11.98	0.14	•	(2.15)	(2.01)	0.40	1.18	—	1.58	—	8.39	(17.61)	0.34	0.34	0.34	1.43	3,906	87
12-31-21	10.70	0.17	•	1.34	1.51	0.23	—	—	0.23	—	11.98	14.15	0.36	0.30	0.30	1.49	3,831	50

See Accompanying Notes to Financial Statements

23

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution Balanced Portfolio (continued)
Class I (continued)
12-31-20	10.14	0.18	•	1.09	1.27	0.23	0.48	—	0.71	—	10.70	13.30	0.39	0.31	0.31	1.88	3,224	79
12-31-19	9.24	0.18	•	1.59	1.77	0.26	0.61	—	0.87	—	10.14	19.75	0.32	0.25	0.25	1.78	2,482	85
Class R6
06-30-24+	8.78	0.05	•	0.56	0.61	—	—	—	—	—	9.39	6.95	0.27	0.27	0.27	1.04	24,958	16
12-31-23	8.39	0.17	•	1.15	1.32	0.37	0.56	—	0.93	—	8.78	16.30	0.27	0.27	0.27	2.01	21,849	37
12-31-22	11.98	0.14	•	(2.15)	(2.01)	0.40	1.18	—	1.58	—	8.39	(17.61)	0.29	0.29	0.29	1.39	19,887	87
12-31-21	10.70	0.16	•	1.35	1.51	0.23	—	—	0.23	—	11.98	14.15	0.30	0.30	0.30	1.42	24,204	50
12-31-20	10.14	0.17	•	1.10	1.27	0.23	0.48	—	0.71	—	10.70	13.30	0.32	0.31	0.31	1.77	22,189	79
12-31-19	9.24	0.21	•	1.56	1.77	0.26	0.61	—	0.87	—	10.14	19.76	0.32	0.25	0.25	2.09	20,185	85
Class S
06-30-24+	8.46	0.03	•	0.54	0.57	—	—	—	—	—	9.03	6.74	0.59	0.59	0.59	0.73	15,055	16
12-31-23	8.10	0.14	•	1.12	1.26	0.34	0.56	—	0.90	—	8.46	16.07	0.58	0.58	0.58	1.70	14,310	37
12-31-22	11.63	0.09	•	(2.07)	(1.98)	0.37	1.18	—	1.55	—	8.10	(17.90)	0.59	0.59	0.59	1.00	15,078	87
12-31-21	10.39	0.13	•	1.31	1.44	0.20	—	—	0.20	—	11.63	13.96	0.61	0.55	0.55	1.18	24,044	50
12-31-20	9.87	0.16		1.04	1.20	0.20	0.48	—	0.68	—	10.39	12.95	0.64	0.56	0.56	1.49	19,713	79
12-31-19	9.01	0.17	•	1.53	1.70	0.23	0.61	—	0.84	—	9.87	19.47	0.57	0.50	0.50	1.76	20,388	85
Class S2
06-30-24+	8.44	0.03	•	0.53	0.56	—	—	—	—	—	9.00	6.64	0.74	0.74	0.74	0.58	1,272	16
12-31-23	8.09	0.13	•	1.11	1.24	0.33	0.56	—	0.89	—	8.44	15.84	0.73	0.73	0.73	1.55	1,135	37
12-31-22	11.60	0.09	•	(2.08)	(1.99)	0.34	1.18	—	1.52	—	8.09	(17.99)	0.74	0.74	0.74	0.96	1,091	87
12-31-21	10.34	0.11	•	1.31	1.42	0.16	—	—	0.16	—	11.60	13.80	0.76	0.70	0.70	1.00	1,556	50
12-31-20	9.83	0.11	•	1.08	1.19	0.20	0.48	—	0.68	—	10.34	12.81	0.79	0.71	0.71	1.22	1,621	79
12-31-19	9.00	0.18	•	1.49	1.67	0.23	0.61	—	0.84	—	9.83	19.22	0.72	0.65	0.65	1.90	2,548	85
Voya Solution Conservative Portfolio
Class ADV
06-30-24+	9.58	0.10	•	0.13	0.23	—	—	—	—	—	9.81	2.40	1.03	0.76	0.76	2.15	2,040	24
12-31-23	9.19	0.22	•	0.57	0.79	0.27	0.13	—	0.40	—	9.58	8.79	0.99	0.74	0.74	2.40	2,751	58
12-31-22	11.96	0.13	•	(1.72)	(1.59)	0.35	0.83	—	1.18	—	9.19	(13.78)	0.97	0.74	0.74	1.31	3,388	80
12-31-21	11.80	0.17	•	0.45	0.62	0.27	0.19	—	0.46	—	11.96	5.26	0.95	0.69	0.69	1.42	4,030	54
12-31-20	11.24	0.21	•	0.84	1.05	0.28	0.21	—	0.49	—	11.80	9.59	0.95	0.70	0.70	1.90	4,658	91
12-31-19	10.40	0.24		0.90	1.14	0.21	0.09	—	0.30	—	11.24	10.99	0.92	0.67	0.67	2.10	8,336	75
Class I
06-30-24+	9.67	0.13	•	0.13	0.26	—	—	—	—	—	9.93	2.69	0.53	0.26	0.26	2.65	596	24
12-31-23	9.28	0.27	•	0.57	0.84	0.32	0.13	—	0.45	—	9.67	9.32	0.49	0.24	0.24	2.90	445	58
12-31-22	12.07	0.18	•	(1.74)	(1.56)	0.40	0.83	—	1.23	—	9.28	(13.36)	0.47	0.24	0.24	1.73	415	80
12-31-21	11.92	0.27	•	0.42	0.69	0.35	0.19	—	0.54	—	12.07	5.85	0.45	0.19	0.19	2.24	913	54
12-31-20	11.41	0.24	•	0.86	1.10	0.38	0.21	—	0.59	—	11.92	9.99	0.45	0.20	0.20	2.17	238	91
12-31-19	10.54	0.31	•	0.91	1.22	0.26	0.09	—	0.35	—	11.41	11.65	0.42	0.17	0.17	2.82	658	75
Class R6
06-30-24+	9.66	0.13	•	0.13	0.26	—	—	—	—	—	9.92	2.69	0.44	0.25	0.25	2.65	4,170	24
12-31-23	9.28	0.27	•	0.56	0.83	0.32	0.13	—	0.45	—	9.66	9.26	0.41	0.24	0.24	2.90	4,641	58
12-31-22	12.07	0.19	•	(1.74)	(1.55)	0.41	0.83	—	1.24	—	9.28	(13.34)	0.39	0.24	0.24	1.84	9,008	80
12-31-21	11.93	0.24	•	0.44	0.68	0.35	0.19	—	0.54	—	12.07	5.77	0.37	0.19	0.19	1.95	9,365	54
12-31-20	11.41	0.28	•	0.83	1.11	0.38	0.21	—	0.59	—	11.93	10.09	0.39	0.20	0.20	2.46	7,547	91
12-31-19	10.54	0.30		0.92	1.22	0.26	0.09	—	0.35	—	11.41	11.65	0.42	0.17	0.17	2.61	5,365	75
Class S
06-30-24+	9.62	0.12	•	0.12	0.24	—	—	—	—	—	9.86	2.50	0.78	0.51	0.51	2.40	1,719	24
12-31-23	9.23	0.25	•	0.57	0.82	0.30	0.13	—	0.43	—	9.62	9.12	0.74	0.49	0.49	2.65	1,654	58
12-31-22	12.01	0.16	•	(1.74)	(1.58)	0.37	0.83	—	1.20	—	9.23	(13.60)	0.72	0.49	0.49	1.57	1,782	80

See Accompanying Notes to Financial Statements

24

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution Conservative Portfolio (continued)
Class S (continued)
12-31-21	11.87	0.20	•	0.45	0.65	0.32	0.19	—	0.51	—	12.01	5.52	0.70	0.44	0.44	1.67	2,203	54
12-31-20	11.34	0.24	•	0.84	1.08	0.34	0.21	—	0.55	—	11.87	9.83	0.70	0.45	0.45	2.14	2,215	91
12-31-19	10.48	0.25	•	0.93	1.18	0.23	0.09	—	0.32	—	11.34	11.31	0.67	0.42	0.42	2.30	2,839	75
Class S2
06-30-24+	9.48	0.11	•	0.13	0.24	—	—	—	—	—	9.72	2.53	0.93	0.66	0.66	2.25	891	24
12-31-23	9.09	0.23	•	0.55	0.78	0.26	0.13	—	0.39	—	9.48	8.88	0.89	0.64	0.64	2.50	662	58
12-31-22	11.85	0.15	•	(1.72)	(1.57)	0.36	0.83	—	1.19	—	9.09	(13.75)	0.87	0.64	0.64	1.47	1,241	80
12-31-21	11.73	0.18	•	0.44	0.62	0.31	0.19	—	0.50	—	11.85	5.34	0.85	0.59	0.59	1.53	1,237	54
12-31-20	11.25	0.24	•	0.82	1.06	0.37	0.21	—	0.58	—	11.73	9.69	0.85	0.60	0.60	2.19	1,438	91
12-31-19	10.39	0.23	•	0.93	1.16	0.21	0.09	—	0.30	—	11.25	11.21	0.82	0.57	0.57	2.14	393	75
Voya Solution Income Portfolio
Class ADV
06-30-24+	9.88	0.08	•	0.20	0.28	—	—	—	—	—	10.16	2.83	0.82	0.77	0.77	1.58	92,731	21
12-31-23	9.29	0.21	•	0.74	0.95	0.27	0.09	—	0.36	—	9.88	10.47	0.80	0.75	0.75	2.19	96,456	35
12-31-22	12.75	0.13	•	(1.99)	(1.86)	0.43	1.17	—	1.60	—	9.29	(15.32)	0.80	0.75	0.75	1.26	103,030	47
12-31-21	12.81	0.17	•	0.62	0.79	0.36	0.49	—	0.85	—	12.75	6.16	0.81	0.72	0.72	1.29	144,001	35
12-31-20	11.76	0.21	•	1.13	1.34	0.26	0.03	—	0.29	—	12.81	11.61	0.81	0.71	0.71	1.75	150,215	50
12-31-19	10.92	0.22	•	1.17	1.39	0.31	0.24	—	0.55	—	11.76	12.87	0.76	0.69	0.69	1.88	143,202	39
Class I
06-30-24+	10.18	0.11	•	0.21	0.32	—	—	—	—	—	10.50	3.14	0.32	0.27	0.27	2.08	15,422	21
12-31-23	9.58	0.27	•	0.75	1.02	0.33	0.09	—	0.42	—	10.18	10.91	0.30	0.25	0.25	2.69	19,608	35
12-31-22	13.10	0.19	•	(2.04)	(1.85)	0.50	1.17	—	1.67	—	9.58	(14.82)	0.30	0.25	0.25	1.75	28,449	47
12-31-21	13.13	0.23	•	0.64	0.87	0.41	0.49	—	0.90	—	13.10	6.69	0.31	0.22	0.22	1.77	40,086	35
12-31-20	12.05	0.26	•	1.18	1.44	0.33	0.03	—	0.36	—	13.13	12.18	0.31	0.21	0.21	2.15	46,389	50
12-31-19	11.19	0.28	•	1.19	1.47	0.37	0.24	—	0.61	—	12.05	13.38	0.26	0.19	0.19	2.41	78,441	39
Class S
06-30-24+	10.08	0.09	•	0.22	0.31	—	—	—	—	—	10.39	3.08	0.57	0.52	0.52	1.83	61,882	21
12-31-23	9.49	0.24	•	0.74	0.98	0.30	0.09	—	0.39	—	10.08	10.57	0.55	0.50	0.50	2.44	64,105	35
12-31-22	12.98	0.17	•	(2.03)	(1.86)	0.46	1.17	—	1.63	—	9.49	(15.01)	0.55	0.50	0.50	1.53	71,665	47
12-31-21	13.03	0.20	•	0.63	0.83	0.39	0.49	—	0.88	—	12.98	6.37	0.56	0.47	0.47	1.52	93,573	35
12-31-20	11.95	0.24	•	1.16	1.40	0.29	0.03	—	0.32	—	13.03	11.94	0.56	0.46	0.46	2.00	105,135	50
12-31-19	11.09	0.25	•	1.18	1.43	0.33	0.24	—	0.57	—	11.95	13.13	0.51	0.44	0.44	2.10	103,157	39
Class S2
06-30-24+	9.77	0.08	•	0.21	0.29	—	—	—	—	—	10.06	2.97	0.72	0.67	0.67	1.68	2,838	21
12-31-23	9.20	0.22	•	0.72	0.94	0.28	0.09	—	0.37	—	9.77	10.47	0.70	0.65	0.65	2.29	3,119	35
12-31-22	12.62	0.14	•	(1.97)	(1.83)	0.42	1.17	—	1.59	—	9.20	(15.17)	0.70	0.65	0.65	1.28	3,259	47
12-31-21	12.70	0.18	•	0.61	0.79	0.38	0.49	—	0.87	—	12.62	6.25	0.71	0.62	0.62	1.43	5,629	35
12-31-20	11.65	0.22	•	1.12	1.34	0.26	0.03	—	0.29	—	12.70	11.74	0.71	0.61	0.61	1.84	5,194	50
12-31-19	10.82	0.22	•	1.16	1.38	0.31	0.24	—	0.55	—	11.65	12.96	0.66	0.59	0.59	1.95	5,310	39
Voya Solution Moderately Aggressive Portfolio
Class ADV
06-30-24+	10.86	0.01	•	0.89	0.90	—	—	—	—	—	11.76	8.29	0.75	0.75	0.75	0.09	23,355	16
12-31-23	10.06	0.12	•	1.66	1.78	0.34	0.64	—	0.98	—	10.86	18.23	0.75	0.75	0.75	1.11	21,532	26
12-31-22	14.96	0.09	•	(2.80)	(2.71)	0.41	1.78	—	2.19	—	10.06	(19.01)	0.77	0.77	0.77	0.74	20,306	71
12-31-21	12.98	0.09	•	2.09	2.18	0.20	—	—	0.20	—	14.96	16.87	0.78	0.81	0.81	0.66	26,263	41
12-31-20	12.54	0.14		1.40	1.54	0.21	0.89	—	1.10	—	12.98	13.59	0.77	0.81	0.81	1.03	24,171	47
12-31-19	11.39	0.16		2.28	2.44	0.26	1.03	—	1.29	—	12.54	22.32	0.76	0.76	0.76	1.28	24,168	55
Class I
06-30-24+	11.20	0.03	•	0.92	0.95	—	—	—	—	—	12.15	8.48	0.25	0.25	0.25	0.59	7,558	16

See Accompanying Notes to Financial Statements

25

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution Moderately Aggressive Portfolio (continued)
Class I (continued)
12-31-23	10.35	0.17	•	1.72	1.89	0.40	0.64	—	1.04	—	11.20	18.85	0.25	0.25	0.25	1.61	5,819	26
12-31-22	15.33	0.17	•	(2.89)	(2.72)	0.48	1.78	—	2.26	—	10.35	(18.60)	0.27	0.27	0.27	1.37	4,576	71
12-31-21	13.29	0.17	•	2.14	2.31	0.27	—	—	0.27	—	15.33	17.42	0.28	0.31	0.31	1.19	5,090	41
12-31-20	12.81	0.18	•	1.46	1.64	0.27	0.89	—	1.16	—	13.29	14.23	0.27	0.31	0.31	1.54	4,726	47
12-31-19	11.61	0.22		2.34	2.56	0.33	1.03	—	1.36	—	12.81	22.99	0.26	0.26	0.26	1.84	4,862	55
Class R6
06-30-24+	11.18	0.03	•	0.93	0.96	—	—	—	—	—	12.14	8.59	0.24	0.24	0.24	0.60	32,402	16
12-31-23	10.34	0.17	•	1.71	1.88	0.40	0.64	—	1.04	—	11.18	18.77	0.24	0.24	0.24	1.62	32,231	26
12-31-22	15.32	0.16	•	(2.87)	(2.71)	0.49	1.78	—	2.27	—	10.34	(18.61)	0.27	0.27	0.27	1.30	26,694	71
12-31-21	13.28	0.18	•	2.13	2.31	0.27	—	—	0.27	—	15.32	17.44	0.27	0.30	0.30	1.25	30,360	41
12-31-20	12.80	0.19	•	1.45	1.64	0.27	0.89	—	1.16	—	13.28	14.24	0.26	0.30	0.30	1.58	23,965	47
12-31-19	11.61	0.23	•	2.32	2.55	0.33	1.03	—	1.36	—	12.80	22.91	0.26	0.26	0.26	1.87	17,843	55
Class S
06-30-24+	11.02	0.02	•	0.90	0.92	—	—	—	—	—	11.94	8.35	0.50	0.50	0.50	0.34	410,113	16
12-31-23	10.19	0.14	•	1.70	1.84	0.37	0.64	—	1.01	—	11.02	18.61	0.50	0.50	0.50	1.36	407,787	26
12-31-22	15.13	0.12	•	(2.84)	(2.72)	0.44	1.78	—	2.22	—	10.19	(18.87)	0.52	0.52	0.52	0.97	396,000	71
12-31-21	13.12	0.13	•	2.11	2.24	0.23	—	—	0.23	—	15.13	17.16	0.53	0.56	0.56	0.89	562,208	41
12-31-20	12.66	0.17		1.42	1.59	0.24	0.89	—	1.13	—	13.12	13.92	0.52	0.56	0.56	1.27	552,268	47
12-31-19	11.49	0.19	•	2.30	2.49	0.29	1.03	—	1.32	—	12.66	22.61	0.51	0.51	0.51	1.51	557,294	55
Class S2
06-30-24+	11.04	0.01	•	0.90	0.91	—	—	—	—	—	11.95	8.24	0.65	0.65	0.65	0.19	1,464	16
12-31-23	10.21	0.13	•	1.69	1.82	0.35	0.64	—	0.99	—	11.04	18.42	0.65	0.65	0.65	1.21	1,315	26
12-31-22	15.13	0.09	•	(2.82)	(2.73)	0.41	1.78	—	2.19	—	10.21	(18.98)	0.67	0.67	0.67	0.74	998	71
12-31-21	13.14	0.12	•	2.10	2.22	0.23	—	—	0.23	—	15.13	16.99	0.68	0.71	0.71	0.84	1,851	41
12-31-20	12.69	0.16	•	1.41	1.57	0.23	0.89	—	1.12	—	13.14	13.70	0.67	0.71	0.71	1.32	1,280	47
12-31-19	11.50	0.17	•	2.32	2.49	0.27	1.03	—	1.30	—	12.69	22.49	0.66	0.66	0.66	1.35	879	55
Voya Solution Moderately Conservative Portfolio
Class ADV
06-30-24+	8.60	0.06	•	0.27	0.33	—	—	—	—	—	8.93	3.84	1.28	0.78	0.78	1.46	3,465	25
12-31-23	8.21	0.18	•	0.73	0.91	0.25	0.27	—	0.52	—	8.60	11.40	0.91	0.78	0.78	2.10	3,430	40
12-31-22	11.44	0.11	•	(1.86)	(1.75)	0.37	1.11	—	1.48	—	8.21	(15.97)	0.88	0.78	0.78	1.21	5,355	75
12-31-21	10.69	0.15	•	0.83	0.98	0.23	—	—	0.23	—	11.44	9.16	0.90	0.73	0.73	1.35	5,957	46
12-31-20	10.09	0.17	•	0.90	1.07	0.19	0.28	—	0.47	—	10.69	11.01	0.92	0.73	0.73	1.76	6,505	72
12-31-19	9.13	0.18	•	1.14	1.32	0.16	0.20	—	0.36	—	10.09	14.61	0.84	0.70	0.70	1.83	7,507	81
Class I
06-30-24+	9.07	0.09	•	0.28	0.37	—	—	—	—	—	9.44	4.08	0.78	0.28	0.28	1.96	350	25
12-31-23	8.64	0.23	•	0.79	1.02	0.32	0.27	—	0.59	—	9.07	12.08	0.41	0.28	0.28	2.60	293	40
12-31-22	11.97	0.16	•	(1.95)	(1.79)	0.43	1.11	—	1.54	—	8.64	(15.63)	0.38	0.28	0.28	1.62	192	75
12-31-21	11.18	0.41	•	0.67	1.08	0.29	—	—	0.29	—	11.97	9.69	0.40	0.23	0.23	3.56	373	46
12-31-20	10.55	0.23	•	0.93	1.16	0.25	0.28	—	0.53	—	11.18	11.50	0.42	0.23	0.23	2.27	43	72
12-31-19	9.54	0.29	•	1.14	1.43	0.22	0.20	—	0.42	—	10.55	15.17	0.34	0.20	0.20	2.83	69	81
Class R6
06-30-24+	9.07	0.09	•	0.27	0.36	—	—	—	—	—	9.43	3.97	0.69	0.28	0.28	1.96	11,211	25
12-31-23	8.64	0.23	•	0.79	1.02	0.32	0.27	—	0.59	—	9.07	12.07	0.32	0.28	0.28	2.60	11,126	40
12-31-22	11.97	0.17	•	(1.96)	(1.79)	0.43	1.11	—	1.54	—	8.64	(15.63)	0.31	0.28	0.28	1.69	10,211	75
12-31-21	11.18	0.22	•	0.86	1.08	0.29	—	—	0.29	—	11.97	9.69	0.31	0.23	0.23	1.89	10,245	46
12-31-20	10.54	0.25	•	0.92	1.17	0.25	0.28	—	0.53	—	11.18	11.61	0.33	0.23	0.23	2.38	9,068	72
12-31-19	9.53	0.25	•	1.18	1.43	0.22	0.20	—	0.42	—	10.54	15.18	0.34	0.20	0.20	2.47	6,045	81

See Accompanying Notes to Financial Statements

26

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution Moderately Conservative Portfolio (continued)
Class S
06-30-24+	8.80	0.08	•	0.26	0.34	—	—	—	—	—	9.14	3.86	1.03	0.53	0.53	1.71	15,328	25
12-31-23	8.39	0.20	•	0.77	0.97	0.29	0.27	—	0.56	—	8.80	11.86	0.66	0.53	0.53	2.35	14,867	40
12-31-22	11.67	0.13	•	(1.90)	(1.77)	0.40	1.11	—	1.51	—	8.39	(15.87)	0.63	0.53	0.53	1.38	15,346	75
12-31-21	10.91	0.19	•	0.83	1.02	0.26	—	—	0.26	—	11.67	9.41	0.65	0.48	0.48	1.64	21,640	46
12-31-20	10.30	0.21		0.91	1.12	0.23	0.28	—	0.51	—	10.91	11.33	0.67	0.48	0.48	2.06	20,347	72
12-31-19	9.32	0.22	•	1.16	1.38	0.20	0.20	—	0.40	—	10.30	14.96	0.59	0.45	0.45	2.24	19,349	81
Class S2
06-30-24+	8.67	0.07	•	0.26	0.33	—	—	—	—	—	9.00	3.81	1.18	0.68	0.68	1.56	1,229	25
12-31-23	8.22	0.19	•	0.75	0.94	0.22	0.27	—	0.49	—	8.67	11.66	0.81	0.68	0.68	2.20	1,398	40
12-31-22	11.46	0.12	•	(1.87)	(1.75)	0.38	1.11	—	1.49	—	8.22	(16.00)	0.78	0.68	0.68	1.28	3,788	75
12-31-21	10.72	0.16	•	0.82	0.98	0.24	—	—	0.24	—	11.46	9.22	0.80	0.63	0.63	1.44	4,718	46
12-31-20	10.14	0.19	•	0.89	1.08	0.22	0.28	—	0.50	—	10.72	11.13	0.82	0.63	0.63	1.89	5,074	72
12-31-19	9.21	0.24	•	1.10	1.34	0.21	0.20	—	0.41	—	10.14	14.74	0.74	0.60	0.60	2.39	5,439	81
Voya Solution 2025 Portfolio
Class ADV
06-30-24+	9.02	0.04	•	0.40	0.44	—	—	—	—	—	9.46	4.88	0.81	0.79	0.79	0.98	162,853	23
12-31-23	8.30	0.16	•	0.94	1.10	0.22	0.16	—	0.38	—	9.02	13.43	0.79	0.77	0.77	1.83	168,233	33
12-31-22	12.44	0.11	•	(2.18)	(2.07)	0.44	1.63	—	2.07	—	8.30	(17.69)	0.80	0.74	0.74	1.16	170,434	53
12-31-21	12.12	0.14	•	1.10	1.24	0.33	0.59	—	0.92	—	12.44	10.40	0.81	0.70	0.70	1.16	234,207	36
12-31-20	11.37	0.15	•	1.29	1.44	0.21	0.48	—	0.69	—	12.12	13.30	0.80	0.71	0.71	1.38	246,302	60
12-31-19	10.48	0.18	•	1.64	1.82	0.25	0.68	—	0.93	—	11.37	17.79	0.75	0.71	0.71	1.59	260,690	44
Class I
06-30-24+	9.41	0.07	•	0.41	0.48	—	—	—	—	—	9.89	5.10	0.31	0.29	0.29	1.48	25,386	23
12-31-23	8.65	0.21	•	0.98	1.19	0.27	0.16	—	0.43	—	9.41	13.98	0.29	0.27	0.27	2.33	36,195	33
12-31-22	12.88	0.17	•	(2.26)	(2.09)	0.51	1.63	—	2.14	—	8.65	(17.24)	0.30	0.24	0.24	1.68	50,063	53
12-31-21	12.50	0.21	•	1.14	1.35	0.38	0.59	—	0.97	—	12.88	10.96	0.31	0.20	0.20	1.61	64,534	36
12-31-20	11.71	0.20	•	1.34	1.54	0.27	0.48	—	0.75	—	12.50	13.85	0.30	0.21	0.21	1.71	77,673	60
12-31-19	10.78	0.24		1.68	1.92	0.31	0.68	—	0.99	—	11.71	18.33	0.25	0.21	0.21	2.14	260,767	44
Class S
06-30-24+	9.23	0.06	•	0.39	0.45	—	—	—	—	—	9.68	4.88	0.56	0.54	0.54	1.23	228,127	23
12-31-23	8.49	0.18	•	0.96	1.14	0.24	0.16	—	0.40	—	9.23	13.68	0.54	0.52	0.52	2.08	231,648	33
12-31-22	12.68	0.15	•	(2.24)	(2.09)	0.47	1.63	—	2.10	—	8.49	(17.46)	0.55	0.49	0.49	1.43	232,558	53
12-31-21	12.34	0.18	•	1.12	1.30	0.37	0.59	—	0.96	—	12.68	10.67	0.56	0.45	0.45	1.43	303,656	36
12-31-20	11.57	0.21		1.28	1.49	0.24	0.48	—	0.72	—	12.34	13.54	0.55	0.46	0.46	1.65	299,333	60
12-31-19	10.65	0.21	•	1.67	1.88	0.28	0.68	—	0.96	—	11.57	18.12	0.50	0.46	0.46	1.82	299,655	44
Class S2
06-30-24+	8.85	0.05	•	0.38	0.43	—	—	—	—	—	9.28	4.86	0.71	0.69	0.69	1.08	7,282	23
12-31-23	8.15	0.16	•	0.93	1.09	0.23	0.16	—	0.39	—	8.85	13.52	0.69	0.67	0.67	1.93	7,316	33
12-31-22	12.26	0.12	•	(2.15)	(2.03)	0.45	1.63	—	2.08	—	8.15	(17.59)	0.70	0.64	0.64	1.21	7,321	53
12-31-21	11.97	0.16	•	1.08	1.24	0.36	0.59	—	0.95	—	12.26	10.49	0.71	0.60	0.60	1.33	11,469	36
12-31-20	11.23	0.16	•	1.27	1.43	0.21	0.48	—	0.69	—	11.97	13.42	0.70	0.61	0.61	1.47	9,493	60
12-31-19	10.35	0.18	•	1.63	1.81	0.25	0.68	—	0.93	—	11.23	17.92	0.65	0.61	0.61	1.63	10,745	44
Voya Solution 2030 Portfolio
Class ADV
06-30-24+	13.21	0.04	•	0.72	0.76	—	—	—	—	—	13.97	5.75	0.85	0.76	0.76	0.65	23,339	29
12-31-23	11.95	0.22	•	1.59	1.81	0.33	0.22	—	0.55	—	13.21	15.36	0.82	0.74	0.74	1.76	23,214	62
12-31-22	18.03	0.17	•	(3.25)	(3.08)	0.61	2.39	—	3.00	—	11.95	(18.09)	0.85	0.70	0.70	1.16	20,852	83
12-31-21	16.46	0.20	•	1.81	2.01	0.27	0.17	—	0.44	—	18.03	12.26	0.90	0.67	0.67	1.15	25,214	54
12-31-20	15.30	0.18	•	1.86	2.04	0.23	0.65	—	0.88	—	16.46	13.99	0.94	0.71	0.71	1.24	22,015	90

See Accompanying Notes to Financial Statements

 27

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution 2030 Portfolio (continued)
Class ADV (continued)
12-31-19	13.79	0.23	•	2.46	2.69	0.25	0.93	—	1.18	—	15.30	20.13	0.83	0.71	0.71	1.55	18,792	79
Class I
06-30-24+	13.80	0.08	•	0.76	0.84	—	—	—	—	—	14.64	6.09	0.35	0.26	0.26	1.15	8,651	29
12-31-23	12.47	0.30	•	1.65	1.95	0.40	0.22	—	0.62	—	13.80	15.89	0.32	0.24	0.24	2.26	10,587	62
12-31-22	18.68	0.24	•	(3.36)	(3.12)	0.70	2.39	—	3.09	—	12.47	(17.69)	0.35	0.20	0.20	1.59	9,992	83
12-31-21	17.02	0.28	•	1.88	2.16	0.33	0.17	—	0.50	—	18.68	12.80	0.40	0.17	0.17	1.57	12,248	54
12-31-20	15.77	0.26	•	1.93	2.19	0.29	0.65	—	0.94	—	17.02	14.61	0.44	0.21	0.21	1.69	13,812	90
12-31-19	14.18	0.33	•	2.51	2.84	0.32	0.93	—	1.25	—	15.77	20.65	0.33	0.21	0.21	2.18	13,781	79
Class S
06-30-24+	13.65	0.06	•	0.75	0.81	—	—	—	—	—	14.46	5.93	0.60	0.51	0.51	0.90	22,461	29
12-31-23	12.34	0.26	•	1.63	1.89	0.36	0.22	—	0.58	—	13.65	15.56	0.57	0.49	0.49	2.01	18,676	62
12-31-22	18.51	0.21	•	(3.34)	(3.13)	0.65	2.39	—	3.04	—	12.34	(17.87)	0.60	0.45	0.45	1.43	16,853	83
12-31-21	16.89	0.24	•	1.86	2.10	0.31	0.17	—	0.48	—	18.51	12.49	0.65	0.42	0.42	1.35	18,032	54
12-31-20	15.66	0.23	•	1.91	2.14	0.26	0.65	—	0.91	—	16.89	14.34	0.69	0.46	0.46	1.54	17,584	90
12-31-19	14.09	0.27	•	2.51	2.78	0.28	0.93	—	1.21	—	15.66	20.36	0.58	0.46	0.46	1.78	13,558	79
Class S2
06-30-24+	13.43	0.05	•	0.74	0.79	—	—	—	—	—	14.22	5.88	0.75	0.66	0.66	0.75	1,155	29
12-31-23	12.14	0.24	•	1.61	1.85	0.34	0.22	—	0.56	—	13.43	15.42	0.72	0.64	0.64	1.86	1,023	62
12-31-22	18.22	0.15	•	(3.25)	(3.10)	0.59	2.39	—	2.98	—	12.14	(18.01)	0.75	0.60	0.60	1.01	677	83
12-31-21	16.66	0.27	•	1.77	2.04	0.31	0.17	—	0.48	—	18.22	12.35	0.80	0.57	0.57	1.53	1,596	54
12-31-20	15.46	0.22	•	1.87	2.09	0.24	0.65	—	0.89	—	16.66	14.17	0.84	0.61	0.61	1.47	642	90
12-31-19	13.90	0.25	•	2.48	2.73	0.24	0.93	—	1.17	—	15.46	20.24	0.73	0.61	0.61	1.66	450	79
Voya Solution 2035 Portfolio
Class ADV
06-30-24+	9.33	0.02	•	0.64	0.66	—	—	—	—	—	9.99	7.07	0.81	0.74	0.74	0.36	184,191	19
12-31-23	8.49	0.14	•	1.31	1.45	0.30	0.31	—	0.61	—	9.33	17.38	0.80	0.72	0.72	1.52	175,986	33
12-31-22	13.07	0.12	•	(2.45)	(2.33)	0.44	1.81	—	2.25	—	8.49	(18.84)	0.81	0.68	0.68	1.12	163,697	69
12-31-21	12.20	0.14	•	1.53	1.67	0.26	0.54	—	0.80	—	13.07	13.81	0.83	0.65	0.65	1.05	219,940	42
12-31-20	11.63	0.13		1.39	1.52	0.19	0.76	—	0.95	—	12.20	14.13	0.81	0.69	0.69	0.96	220,485	65
12-31-19	10.60	0.16	•	2.04	2.20	0.24	0.93	—	1.17	—	11.63	21.53	0.75	0.71	0.71	1.38	226,096	52
Class I
06-30-24+	9.76	0.04	•	0.67	0.71	—	—	—	—	—	10.47	7.28	0.31	0.24	0.24	0.86	47,924	19
12-31-23	8.86	0.19	•	1.37	1.56	0.35	0.31	—	0.66	—	9.76	17.98	0.30	0.22	0.22	2.02	55,330	33
12-31-22	13.54	0.18	•	(2.54)	(2.36)	0.51	1.81	—	2.32	—	8.86	(18.39)	0.31	0.18	0.18	1.68	65,455	69
12-31-21	12.59	0.20	•	1.59	1.79	0.30	0.54	—	0.84	—	13.54	14.35	0.33	0.15	0.15	1.48	78,910	42
12-31-20	11.98	0.15	•	1.47	1.62	0.25	0.76	—	1.01	—	12.59	14.65	0.31	0.19	0.19	1.30	93,880	65
12-31-19	10.89	0.22		2.10	2.32	0.30	0.93	—	1.23	—	11.98	22.22	0.25	0.21	0.21	1.97	304,111	52
Class S
06-30-24+	9.56	0.03	•	0.66	0.69	—	—	—	—	—	10.25	7.22	0.56	0.49	0.49	0.61	355,233	19
12-31-23	8.69	0.16	•	1.34	1.50	0.32	0.31	—	0.63	—	9.56	17.64	0.55	0.47	0.47	1.77	338,635	33
12-31-22	13.33	0.15	•	(2.51)	(2.36)	0.47	1.81	—	2.28	—	8.69	(18.62)	0.56	0.43	0.43	1.41	297,358	69
12-31-21	12.43	0.18	•	1.55	1.73	0.29	0.54	—	0.83	—	13.33	14.08	0.58	0.40	0.40	1.35	369,502	42
12-31-20	11.83	0.15		1.43	1.58	0.22	0.76	—	0.98	—	12.43	14.46	0.56	0.44	0.44	1.24	341,146	65
12-31-19	10.76	0.19	•	2.08	2.27	0.27	0.93	—	1.20	—	11.83	21.94	0.50	0.46	0.46	1.64	324,783	52
Class S2
06-30-24+	8.97	0.02	•	0.62	0.64	—	—	—	—	—	9.61	7.14	0.71	0.64	0.64	0.46	9,388	19
12-31-23	8.19	0.14	•	1.26	1.40	0.31	0.31	—	0.62	—	8.97	17.43	0.70	0.62	0.62	1.62	10,884	33
12-31-22	12.70	0.12	•	(2.37)	(2.25)	0.45	1.81	—	2.26	—	8.19	(18.73)	0.71	0.58	0.58	1.20	9,674	69
12-31-21	11.88	0.15	•	1.49	1.64	0.28	0.54	—	0.82	—	12.70	13.91	0.73	0.55	0.55	1.23	14,062	42

See Accompanying Notes to Financial Statements

 28

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution 2035 Portfolio (continued)
Class S2 (continued)
12-31-20	11.34	0.11	•	1.38	1.49	0.19	0.76	—	0.95	—	11.88	14.30	0.71	0.59	0.59	1.01	12,050	65
12-31-19	10.36	0.16	•	1.99	2.15	0.24	0.93	—	1.17	—	11.34	21.63	0.65	0.61	0.61	1.46	14,599	52
Voya Solution 2040 Portfolio
Class ADV
06-30-24+	13.84	0.00	*•	1.13	1.13	—	—	—	—	—	14.97	8.16	0.91	0.73	0.73	0.04	18,357	24
12-31-23	12.34	0.17	•	2.13	2.30	0.44	0.36	—	0.80	—	13.84	18.98	0.91	0.71	0.71	1.31	15,845	57
12-31-22	19.65	0.17	•	(3.78)	(3.61)	0.58	3.12	—	3.70	—	12.34	(19.48)	0.90	0.67	0.67	1.14	14,290	92
12-31-21	17.38	0.18	•	2.55	2.73	0.24	0.22	—	0.46	—	19.65	15.78	0.93	0.64	0.64	0.95	17,364	63
12-31-20	16.09	0.15	•	2.25	2.40	0.24	0.87	—	1.11	—	17.38	15.98	0.96	0.70	0.70	0.95	15,773	91
12-31-19	14.26	0.23	•	2.92	3.15	0.26	1.06	—	1.32	—	16.09	22.82	0.84	0.72	0.72	1.47	14,324	82
Class I
06-30-24+	14.50	0.04	•	1.19	1.23	—	—	—	—	—	15.73	8.48	0.41	0.23	0.23	0.54	5,153	24
12-31-23	12.90	0.25	•	2.23	2.48	0.52	0.36	—	0.88	—	14.50	19.58	0.41	0.21	0.21	1.81	6,338	57
12-31-22	20.38	0.25	•	(3.93)	(3.68)	0.68	3.12	—	3.80	—	12.90	(19.12)	0.40	0.17	0.17	1.61	10,181	92
12-31-21	17.99	0.25	•	2.67	2.92	0.31	0.22	—	0.53	—	20.38	16.34	0.43	0.14	0.14	1.30	10,092	63
12-31-20	16.60	0.26		2.31	2.57	0.31	0.87	—	1.18	—	17.99	16.55	0.46	0.20	0.20	1.48	12,621	91
12-31-19	14.66	0.32	•	3.00	3.32	0.32	1.06	—	1.38	—	16.60	23.44	0.34	0.22	0.22	1.97	11,825	82
Class S
06-30-24+	14.28	0.02	•	1.17	1.19	—	—	—	—	—	15.47	8.33	0.66	0.48	0.48	0.29	19,584	24
12-31-23	12.71	0.21	•	2.19	2.40	0.47	0.36	—	0.83	—	14.28	19.27	0.66	0.46	0.46	1.56	15,920	57
12-31-22	20.14	0.22	•	(3.89)	(3.67)	0.64	3.12	—	3.76	—	12.71	(19.29)	0.65	0.42	0.42	1.44	13,309	92
12-31-21	17.80	0.25	•	2.60	2.85	0.29	0.22	—	0.51	—	20.14	16.10	0.68	0.39	0.39	1.28	13,325	63
12-31-20	16.44	0.20	•	2.29	2.49	0.26	0.87	—	1.13	—	17.80	16.23	0.71	0.45	0.45	1.26	10,486	91
12-31-19	14.54	0.23		3.02	3.25	0.29	1.06	—	1.35	—	16.44	23.07	0.59	0.47	0.47	1.44	8,500	82
Class S2
06-30-24+	13.90	0.01	•	1.14	1.15	—	—	—	—	—	15.05	8.27	0.81	0.63	0.63	0.14	2,095	24
12-31-23	12.39	0.19	•	2.13	2.32	0.45	0.36	—	0.81	—	13.90	19.11	0.81	0.61	0.61	1.41	1,632	57
12-31-22	19.74	0.18	•	(3.79)	(3.61)	0.62	3.12	—	3.74	—	12.39	(19.42)	0.80	0.57	0.57	1.19	1,604	92
12-31-21	17.48	0.24	•	2.52	2.76	0.28	0.22	—	0.50	—	19.74	15.88	0.83	0.54	0.54	1.25	2,051	63
12-31-20	16.17	0.17	•	2.26	2.43	0.25	0.87	—	1.12	—	17.48	16.07	0.86	0.60	0.60	1.07	1,219	91
12-31-19	14.31	0.25	•	2.93	3.18	0.26	1.06	—	1.32	—	16.17	22.93	0.74	0.62	0.62	1.57	973	82
Voya Solution 2045 Portfolio
Class ADV
06-30-24+	9.09	(0.01	)•	0.83	0.82	—	—	—	—	—	9.91	9.02	0.84	0.74	0.74	(0.16)	137,320	17
12-31-23	8.24	0.11	•	1.48	1.59	0.28	0.46	—	0.74	—	9.09	19.73	0.82	0.71	0.71	1.23	129,358	33
12-31-22	13.12	0.10	•	(2.55)	(2.45)	0.43	2.00	—	2.43	—	8.24	(19.72)	0.83	0.67	0.67	1.01	121,395	75
12-31-21	12.29	0.11	•	1.94	2.05	0.23	0.99	—	1.22	—	13.12	16.95	0.85	0.65	0.65	0.86	162,480	42
12-31-20	11.47	0.09		1.61	1.70	0.16	0.72	—	0.88	—	12.29	16.07	0.83	0.70	0.70	0.71	155,503	61
12-31-19	10.42	0.15		2.20	2.35	0.20	1.10	—	1.30	—	11.47	23.59	0.75	0.72	0.72	1.26	150,005	67
Class I
06-30-24+	9.60	0.02	•	0.87	0.89	—	—	—	—	—	10.49	9.27	0.34	0.24	0.24	0.34	36,063	17
12-31-23	8.67	0.16	•	1.56	1.72	0.33	0.46	—	0.79	—	9.60	20.32	0.32	0.21	0.21	1.73	43,480	33
12-31-22	13.67	0.16	•	(2.66)	(2.50)	0.50	2.00	—	2.50	—	8.67	(19.28)	0.33	0.17	0.17	1.55	54,349	75
12-31-21	12.72	0.17	•	2.02	2.19	0.25	0.99	—	1.24	—	13.67	17.51	0.35	0.15	0.15	1.24	65,611	42
12-31-20	11.85	0.12	•	1.69	1.81	0.22	0.72	—	0.94	—	12.72	16.57	0.33	0.20	0.20	1.06	82,473	61
12-31-19	10.73	0.20		2.29	2.49	0.27	1.10	—	1.37	—	11.85	24.29	0.25	0.22	0.22	1.86	269,670	67
Class S
06-30-24+	9.32	0.00	*•	0.85	0.85	—	—	—	—	—	10.17	9.12	0.59	0.49	0.49	0.09	289,038	17
12-31-23	8.43	0.13	•	1.52	1.65	0.30	0.46	—	0.76	—	9.32	20.09	0.57	0.46	0.46	1.48	274,907	33

See Accompanying Notes to Financial Statements

29

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution 2045 Portfolio (continued)
Class S (continued)
12-31-22	13.37	0.13	•	(2.60)	(2.47)	0.47	2.00	—	2.47	—	8.43	(19.50)	0.58	0.42	0.42	1.31	237,729	75
12-31-21	12.50	0.15	•	1.97	2.12	0.26	0.99	—	1.25	—	13.37	17.26	0.60	0.40	0.40	1.14	289,193	42
12-31-20	11.66	0.11		1.64	1.75	0.19	0.72	—	0.91	—	12.50	16.29	0.58	0.45	0.45	0.95	254,990	61
12-31-19	10.58	0.18		2.23	2.41	0.23	1.10	—	1.33	—	11.66	23.90	0.50	0.47	0.47	1.51	237,496	67
Class S2
06-30-24+	8.92	(0.00	)*•	0.81	0.81	—	—	—	—	—	9.73	9.08	0.74	0.64	0.64	(0.06)	6,186	17
12-31-23	8.09	0.11	•	1.47	1.58	0.29	0.46	—	0.75	—	8.92	19.96	0.72	0.61	0.61	1.33	6,857	33
12-31-22	12.93	0.10	•	(2.51)	(2.41)	0.43	2.00	—	2.43	—	8.09	(19.70)	0.73	0.57	0.57	0.96	5,964	75
12-31-21	12.14	0.14	•	1.90	2.04	0.26	0.99	—	1.25	—	12.93	17.10	0.75	0.55	0.55	1.12	10,947	42
12-31-20	11.34	0.09	•	1.60	1.69	0.17	0.72	—	0.89	—	12.14	16.13	0.73	0.60	0.60	0.82	6,867	61
12-31-19	10.31	0.15	•	2.18	2.33	0.20	1.10	—	1.30	—	11.34	23.68	0.65	0.62	0.62	1.31	7,234	67
Voya Solution 2050 Portfolio
Class ADV
06-30-24+	14.25	(0.02	)•	1.35	1.33	—	—	—	—	—	15.58	9.33	0.94	0.75	0.75	(0.32)	16,105	25
12-31-23	12.58	0.16	•	2.34	2.50	0.41	0.42	—	0.83	—	14.25	20.22	0.97	0.73	0.73	1.16	14,397	57
12-31-22	20.45	0.16	•	(3.98)	(3.82)	0.62	3.43	—	4.05	—	12.58	(19.81)	0.96	0.68	0.68	1.06	12,860	88
12-31-21	17.96	0.14	•	2.86	3.00	0.21	0.30	—	0.51	—	20.45	16.82	0.98	0.65	0.65	0.71	15,352	60
12-31-20	16.63	0.13	•	2.32	2.45	0.23	0.89	—	1.12	—	17.96	15.79	1.03	0.71	0.71	0.81	15,402	80
12-31-19	14.58	0.23	•	3.17	3.40	0.22	1.13	—	1.35	—	16.63	24.13	0.86	0.73	0.73	1.45	12,951	84
Class I
06-30-24+	15.03	0.01	•	1.44	1.45	—	—	—	—	—	16.48	9.65	0.44	0.25	0.25	0.18	5,814	25
12-31-23	13.23	0.23	•	2.48	2.71	0.49	0.42	—	0.91	—	15.03	20.88	0.47	0.23	0.23	1.66	6,594	57
12-31-22	21.30	0.25	•	(4.17)	(3.92)	0.72	3.43	—	4.15	—	13.23	(19.46)	0.46	0.18	0.18	1.57	9,196	88
12-31-21	18.66	0.22	•	3.01	3.23	0.29	0.30	—	0.59	—	21.30	17.42	0.48	0.15	0.15	1.09	9,999	60
12-31-20	17.22	0.24		2.38	2.62	0.29	0.89	—	1.18	—	18.66	16.36	0.53	0.21	0.21	1.31	11,647	80
12-31-19	15.04	0.34	•	3.25	3.59	0.28	1.13	—	1.41	—	17.22	24.74	0.36	0.23	0.23	2.04	10,912	84
Class S
06-30-24+	14.73	(0.01	)•	1.41	1.40	—	—	—	—	—	16.13	9.51	0.69	0.50	0.50	(0.07)	17,795	25
12-31-23	12.98	0.20	•	2.41	2.61	0.44	0.42	—	0.86	—	14.73	20.50	0.72	0.48	0.48	1.41	13,936	57
12-31-22	20.99	0.23	•	(4.12)	(3.89)	0.69	3.43	—	4.12	—	12.98	(19.64)	0.71	0.43	0.43	1.49	10,577	88
12-31-21	18.42	0.20	•	2.93	3.13	0.26	0.30	—	0.56	—	20.99	17.10	0.73	0.40	0.40	0.97	9,740	60
12-31-20	17.01	0.17	•	2.39	2.56	0.26	0.89	—	1.15	—	18.42	16.11	0.78	0.46	0.46	1.04	8,339	80
12-31-19	14.88	0.26	•	3.25	3.51	0.25	1.13	—	1.38	—	17.01	24.41	0.61	0.48	0.48	1.58	7,397	84
Class S2
06-30-24+	14.43	(0.02	)•	1.38	1.36	—	—	—	—	—	15.79	9.43	0.84	0.65	0.65	(0.23)	1,326	25
12-31-23	12.73	0.17	•	2.37	2.54	0.42	0.42	—	0.84	—	14.43	20.36	0.87	0.63	0.63	1.26	958	57
12-31-22	20.63	0.15	•	(4.00)	(3.85)	0.62	3.43	—	4.05	—	12.73	(19.76)	0.86	0.58	0.58	0.95	601	88
12-31-21	18.16	0.20	•	2.85	3.05	0.28	0.30	—	0.58	—	20.63	16.91	0.88	0.55	0.55	0.99	1,022	60
12-31-20	16.78	0.17		2.32	2.49	0.22	0.89	—	1.11	—	18.16	15.91	0.93	0.61	0.61	0.89	432	80
12-31-19	14.67	0.23	•	3.21	3.44	0.20	1.13	—	1.33	—	16.78	24.25	0.76	0.63	0.63	1.40	419	84
Voya Solution 2055 Portfolio
Class ADV
06-30-24+	10.80	(0.02	)•	1.04	1.02	—	—	—	—	—	11.82	9.45	0.88	0.77	0.77	(0.40)	54,755	21
12-31-23	9.45	0.11	•	1.77	1.88	0.29	0.24	—	0.53	—	10.80	20.21	0.87	0.74	0.74	1.06	50,945	37
12-31-22	15.14	0.12	•	(2.98)	(2.86)	0.48	2.35	—	2.83	—	9.45	(19.93)	0.88	0.69	0.69	1.00	45,825	75
12-31-21	14.99	0.10	•	2.38	2.48	0.31	2.02	—	2.33	—	15.14	17.03	0.93	0.66	0.66	0.67	58,046	51
12-31-20	13.85	0.08		1.95	2.03	0.15	0.74	—	0.89	—	14.99	15.75	0.96	0.69	0.69	0.63	54,540	67
12-31-19	12.35	0.16		2.70	2.86	0.20	1.16	—	1.36	—	13.85	24.13	0.77	0.72	0.72	1.29	49,315	61

See Accompanying Notes to Financial Statements

30

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution 2055 Portfolio (continued)
Class I
06-30-24+	11.35	0.01	•	1.09	1.10	—	—	—	—	—	12.45	9.69	0.38	0.27	0.27	0.10	19,870	21
12-31-23	9.90	0.17	•	1.87	2.04	0.35	0.24	—	0.59	—	11.35	20.90	0.37	0.24	0.24	1.56	20,883	37
12-31-22	15.72	0.19	•	(3.10)	(2.91)	0.56	2.35	—	2.91	—	9.90	(19.53)	0.38	0.19	0.19	1.57	24,944	75
12-31-21	15.37	0.18	•	2.45	2.63	0.26	2.02	—	2.28	—	15.72	17.53	0.43	0.16	0.16	1.10	27,701	51
12-31-20	14.17	0.13	•	2.03	2.16	0.22	0.74	—	0.96	—	15.37	16.38	0.46	0.19	0.19	1.00	34,329	67
12-31-19	12.61	0.27	•	2.72	2.99	0.27	1.16	—	1.43	—	14.17	24.76	0.27	0.22	0.22	1.93	119,915	61
Class S
06-30-24+	10.97	(0.01	)•	1.06	1.05	—	—	—	—	—	12.02	9.57	0.63	0.52	0.52	(0.15)	97,190	21
12-31-23	9.58	0.13	•	1.82	1.95	0.32	0.24	—	0.56	—	10.97	20.66	0.62	0.49	0.49	1.31	87,505	37
12-31-22	15.33	0.15	•	(3.02)	(2.87)	0.53	2.35	—	2.88	—	9.58	(19.80)	0.63	0.44	0.44	1.32	86,020	75
12-31-21	15.15	0.15	•	2.40	2.55	0.35	2.02	—	2.37	—	15.33	17.32	0.68	0.41	0.41	0.96	86,021	51
12-31-20	13.99	0.12	•	1.97	2.09	0.19	0.74	—	0.93	—	15.15	16.04	0.71	0.44	0.44	0.90	73,361	67
12-31-19	12.46	0.20		2.72	2.92	0.23	1.16	—	1.39	—	13.99	24.50	0.52	0.47	0.47	1.52	59,923	61
Class S2
06-30-24+	10.91	(0.02	)•	1.06	1.04	—	—	—	—	—	11.95	9.53	0.78	0.67	0.67	(0.30)	3,835	21
12-31-23	9.53	0.12	•	1.80	1.92	0.30	0.24	—	0.54	—	10.91	20.41	0.77	0.64	0.64	1.16	3,428	37
12-31-22	15.22	0.11	•	(2.97)	(2.86)	0.48	2.35	—	2.83	—	9.53	(19.84)	0.78	0.59	0.59	0.93	3,070	75
12-31-21	15.09	0.15	•	2.36	2.51	0.36	2.02	—	2.38	—	15.22	17.09	0.83	0.56	0.56	0.97	5,377	51
12-31-20	13.92	0.13		1.93	2.06	0.15	0.74	—	0.89	—	15.09	15.86	0.86	0.59	0.59	0.80	3,036	67
12-31-19	12.39	0.18	•	2.70	2.88	0.19	1.16	—	1.35	—	13.92	24.28	0.67	0.62	0.62	1.33	2,876	61
Voya Solution 2060 Portfolio
Class ADV
06-30-24+	10.61	(0.02	)•	1.02	1.00	—	—	—	—	—	11.61	9.43	1.02	0.76	0.76	(0.40)	11,849	25
12-31-23	9.27	0.12	•	1.73	1.85	0.28	0.23	—	0.51	—	10.61	20.29	1.08	0.74	0.74	1.17	10,706	55
12-31-22	14.96	0.12	•	(2.95)	(2.83)	0.44	2.42	—	2.86	—	9.27	(19.99)	1.05	0.70	0.70	1.04	9,384	85
12-31-21	13.16	0.10	•	2.11	2.21	0.16	0.25	—	0.41	—	14.96	16.63	1.08	0.68	0.68	0.73	10,459	68
12-31-20	12.04	0.10	•	1.67	1.77	0.12	0.53	—	0.65	—	13.16	15.62	1.14	0.70	0.70	0.85	8,999	74
12-31-19	10.45	0.16	•	2.28	2.44	0.15	0.70	—	0.85	—	12.04	24.12	0.95	0.74	0.74	1.39	6,976	89
Class I
06-30-24+	10.92	0.01	•	1.05	1.06	—	—	—	—	—	11.98	9.71	0.52	0.26	0.26	0.10	5,695	25
12-31-23	9.52	0.17	•	1.79	1.96	0.33	0.23	—	0.56	—	10.92	20.98	0.58	0.24	0.24	1.67	6,336	55
12-31-22	15.29	0.19	•	(3.03)	(2.84)	0.51	2.42	—	2.93	—	9.52	(19.65)	0.55	0.20	0.20	1.64	6,855	85
12-31-21	13.41	0.15	•	2.18	2.33	0.20	0.25	—	0.45	—	15.29	17.46	0.58	0.18	0.18	1.04	6,685	68
12-31-20	12.25	0.17	•	1.69	1.86	0.17	0.53	—	0.70	—	13.41	16.14	0.64	0.20	0.20	1.42	7,950	74
12-31-19	10.60	0.25	•	2.29	2.54	0.19	0.70	—	0.89	—	12.25	24.79	0.45	0.24	0.24	2.14	5,184	89
Class S
06-30-24+	10.67	(0.01	)•	1.03	1.02	—	—	—	—	—	11.69	9.56	0.77	0.51	0.51	(0.15)	13,626	25
12-31-23	9.32	0.14	•	1.74	1.88	0.30	0.23	—	0.53	—	10.67	20.59	0.83	0.49	0.49	1.42	10,507	55
12-31-22	15.03	0.16	•	(2.97)	(2.81)	0.48	2.42	—	2.90	—	9.32	(19.78)	0.80	0.45	0.45	1.43	8,466	85
12-31-21	13.21	0.13	•	2.12	2.25	0.18	0.25	—	0.43	—	15.03	17.15	0.83	0.43	0.43	0.93	8,211	68
12-31-20	12.08	0.13	•	1.68	1.81	0.15	0.53	—	0.68	—	13.21	15.90	0.89	0.45	0.45	1.15	6,886	74
12-31-19	10.47	0.18		2.30	2.48	0.17	0.70	—	0.87	—	12.08	24.45	0.70	0.49	0.49	1.56	4,901	89
Class S2
06-30-24+	10.63	(0.02	)•	1.03	1.01	—	—	—	—	—	11.64	9.50	0.92	0.66	0.66	(0.30)	1,077	25
12-31-23	9.28	0.13	•	1.73	1.86	0.28	0.23	—	0.51	—	10.63	20.45	0.98	0.64	0.64	1.27	947	55
12-31-22	14.96	0.11	•	(2.93)	(2.82)	0.44	2.42	—	2.86	—	9.28	(19.93)	0.95	0.60	0.60	0.91	729	85
12-31-21	13.19	0.16	•	2.06	2.22	0.20	0.25	—	0.45	—	14.96	16.93	0.98	0.58	0.58	1.08	1,234	68
12-31-20	12.07	0.12	•	1.67	1.79	0.14	0.53	—	0.67	—	13.19	15.73	1.04	0.60	0.60	1.07	471	74
12-31-19	10.46	0.18		2.28	2.46	0.15	0.70	—	0.85	—	12.07	24.26	0.85	0.64	0.64	1.44	269	89

See Accompanying Notes to Financial Statements

31

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution 2065 Portfolio
Class ADV
06-30-24+	10.69	(0.02	)•	1.05	1.03	—	—	—	—	—	11.72	9.64	1.00	0.76	0.76	(0.43)	4,691	21
12-31-23	8.89	0.14	•	1.67	1.81	—	0.01	—	0.01	—	10.69	20.31	1.20	0.75	0.75	1.47	3,614	33
12-31-22	11.94	0.11	•	(2.48)	(2.37)	0.24	0.44	—	0.68	—	8.89	(19.98)	1.30	0.70	0.70	1.16	1,988	89
12-31-21	11.55	0.11	•	1.86	1.97	0.41	1.17	—	1.58	—	11.94	17.05	1.61	0.67	0.67	0.90	1,583	53
07-29-20(6) - 12-31-20	10.00	0.12	•	1.62	1.74	0.14	0.05	—	0.19	—	11.55	17.42	1.97	0.72	0.72	2.64	1,012	24
Class I
06-30-24+	10.35	0.00	*•	1.02	1.02	—	—	—	—	—	11.37	9.86	0.50	0.26	0.26	0.07	3,791	21
12-31-23	8.92	0.19	•	1.69	1.88	0.44	0.01	—	0.45	—	10.35	20.99	0.70	0.25	0.25	1.97	3,247	33
12-31-22	11.97	0.18	•	(2.51)	(2.33)	0.28	0.44	—	0.72	—	8.92	(19.60)	0.80	0.20	0.20	1.77	2,336	89
12-31-21	11.56	0.18	•	1.86	2.04	0.46	1.17	—	1.63	—	11.97	17.64	1.11	0.17	0.17	1.38	1,692	53
07-29-20(6) - 12-31-20	10.00	0.12	•	1.65	1.77	0.16	0.05	—	0.21	—	11.56	17.69	1.47	0.22	0.22	2.60	1,045	24
Class S
06-30-24+	10.64	(0.01	)•	1.04	1.03	—	—	—	—	—	11.67	9.68	0.75	0.51	0.51	(0.18)	9,759	21
12-31-23	8.90	0.17	•	1.68	1.85	0.10	0.01	—	0.11	—	10.64	20.74	0.95	0.50	0.50	1.72	6,958	33
12-31-22	11.95	0.17	•	(2.53)	(2.36)	0.25	0.44	—	0.69	—	8.90	(19.81)	1.05	0.45	0.45	1.70	3,700	89
12-31-21	11.56	0.18	•	1.82	2.00	0.44	1.17	—	1.61	—	11.95	17.30	1.36	0.42	0.42	1.41	2,431	53
07-29-20(6) - 12-31-20	10.00	0.13	•	1.63	1.76	0.15	0.05	—	0.20	—	11.56	17.61	1.72	0.47	0.47	2.84	955	24
Class S2
06-30-24+	10.72	(0.02	)•	1.05	1.03	—	—	—	—	—	11.75	9.61	0.90	0.66	0.66	(0.33)	301	21
12-31-23	8.90	0.15	•	1.68	1.83	—	0.01	—	0.01	—	10.72	20.52	1.10	0.65	0.65	1.57	230	33
12-31-22	11.95	0.11	•	(2.48)	(2.37)	0.24	0.44	—	0.68	—	8.90	(19.89)	1.20	0.60	0.60	1.13	133	89
12-31-21	11.56	0.16	•	1.82	1.98	0.42	1.17	—	1.59	—	11.95	17.11	1.51	0.57	0.57	1.26	114	53
07-29-20(6) - 12-31-20	10.00	0.10	•	1.65	1.75	0.14	0.05	—	0.19	—	11.56	17.52	1.87	0.62	0.62	2.18	26	24

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds ("ETFs"). Net investment income (loss) of any underlying mutual funds or ETFs is not included in a Portfolio net investment income (loss) ratio to average net assets.

(6)	Commencement of operations.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-seven active separate investment series. The fifteen series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Solution Aggressive Portfolio (“Solution Aggressive”), Voya Solution Balanced Portfolio (“Solution Balanced”), Voya Solution Conservative Portfolio (“Solution Conservative”), Voya Solution Income Portfolio (“Solution Income”), Voya Solution Moderately Aggressive Portfolio (“Solution Moderately Aggressive”), Voya Solution Moderately Conservative Portfolio (“Solution Moderately Conservative”), Voya Solution 2025 Portfolio (“Solution 2025”), Voya Solution 2030 Portfolio (“Solution 2030”), Voya Solution 2035 Portfolio (“Solution 2035”), Voya Solution 2040 Portfolio (“Solution 2040”), Voya Solution 2045 Portfolio (“Solution 2045”), Voya Solution 2050 Portfolio (“Solution 2050”), Voya Solution 2055 Portfolio (“Solution 2055”), Voya Solution 2060 Portfolio (“Solution 2060”) and Voya Solution 2065 Portfolio (“Solution 2065”). Each Portfolio is a diversified series of the Company.

Solution 2025, Solution 2030, Solution 2035, Solution 2040, Solution 2045, Solution 2050, Solution 2055, Solution 2060 and Solution 2065 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Solution Income, without a vote of shareholders, if approved by the Portfolios’ Board of Directors (the “Board”).

The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Class R6, Service (“Class S”), and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends from net investment income and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter ("OTC"), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

During the period ended June 30, 2024, there were no futures contracts entered into by Portfolio.

H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT IN UNDERLYING FUNDS

For the period ended June 30, 2024, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Solution Aggressive	$9,589,777	$9,804,663
Solution Balanced	10,448,675	8,621,572
Solution Conservative	2,392,322	3,234,901
Solution Income	36,212,174	50,122,190
Solution Moderately Aggressive	76,396,517	105,833,103
Solution Moderately Conservative	7,700,061	8,110,538
Solution 2025	98,387,303	135,432,202
Solution 2030	15,512,328	16,139,973
Solution 2035	111,150,703	132,779,339
Solution 2040	12,273,866	9,953,166
Solution 2045	78,289,831	102,689,839
Solution 2050	11,288,040	9,426,511
Solution 2055	35,628,989	37,787,612
Solution 2060	8,655,827	7,507,548
Solution 2065	6,443,488	3,412,554

36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Classes ADV and S2 of the respective Portfolios have a plan of distribution (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% of each Portfolio’s average daily net assets attributable to its Class S2 shares.

The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S, and S2 shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, and S2 shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each applicable Portfolio’s average daily net assets attributable to its Classes ADV, S, and S2 shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

During the period ended June 30, 2024, Solution Moderately Conservative incurred $54,200 of shareholder notification costs associated with the Portfolio’s merger with and into Voya Solution Conservative Portfolio (which is not included in this report).The Investment Adviser or an affiliate reimbursed the Portfolio for these costs.

At June 30, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage

Voya Institutional Trust Company	Solution
	Aggressive	5.75%
	Solution Balanced	10.62
	Solution Conservative	6.93
	Solution Income	43.15
	Solution 2025	28.18
	Solution 2030	16.61
	Solution 2035	23.08
	Solution 2040	7.82
	Solution 2045	20.60
	Solution 2050	11.39
	Solution 2055	15.02
	Solution 2060	10.22
	Solution 2065	8.40
Voya Investment Management Co. LLC	Solution 2065	15.93
Voya Retirement Insurance and Annuity Company	Solution Aggressive	94.25
	Solution Balanced	89.38
	Solution Conservative	93.07
	Solution Income	50.82
	Solution Moderately Aggressive	9.51
	Solution Moderately
	Conservative	98.33
	Solution 2025	68.20
	Solution 2030	83.39
	Solution 2035	73.95
	Solution 2040	92.18
	Solution 2045	78.01
	Solution 2050	88.61
	Solution 2055	84.98
	Solution 2060	89.78
	Solution 2065	75.68

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt

37

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2024, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Solution Aggressive	$ 8,032
Solution Balanced	9,447
Solution Conservative	2,257
Solution Income	47,436
Solution Moderately Aggressive	14,859
Solution Moderately Conservative	9,002
Solution 2025	93,073
Solution 2030	13,329
Solution 2035	168,523
Solution 2040	20,981
Solution 2045	169,454
Solution 2050	29,104
Solution 2055	92,619
Solution 2060	32,792
Solution 2065	13,675

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses, to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class R6	Class S	Class S2
Solution Aggressive	1.39%	0.89%	0.89%	1.14%	1.29%
Solution Balanced	1.30%	0.80%	0.80%	1.05%	1.20%
Solution Conservative	1.16%	0.66%	0.66%	0.91%	1.06%
Solution Income	1.18%	0.68%	N/A	0.93%	1.08%
Solution Moderately Aggressive	1.38%	0.88%	0.88%	1.13%	1.28%
Portfolio(1)	Class ADV	Class I	Class R6	Class S	Class S2
Solution Moderately Conservative	1.24%	0.74%	0.74%	0.99%	1.14%
Solution 2025	1.28%	0.78%	N/A	1.03%	1.18%
Solution 2030	1.29%	0.79%	N/A	1.04%	1.19%
Solution 2035	1.33%	0.83%	N/A	1.08%	1.23%
Solution 2040	1.33%	0.83%	N/A	1.08%	1.23%
Solution 2045	1.36%	0.86%	N/A	1.11%	1.26%
Solution 2050	1.36%	0.86%	N/A	1.11%	1.26%
Solution 2055	1.36%	0.86%	N/A	1.11%	1.26%
Solution 2060	1.37%	0.87%	N/A	1.12%	1.27%
Solution 2065	1.37%	0.87%	N/A	1.12%	1.27%

Pursuant to a side letter agreement, through May 1, 2025, the Investment Adviser has further lowered the expense limits for the following Portfolios. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that this side letter agreements will continue. Termination or modification of this obligation requires approval by the Board.

Portfolio(1)(2)	Class ADV	Class I	Class S	Class S2
Solution 2025	1.22%	0.72%	0.97%	1.12%
Solution 2030	1.22%	0.72%	0.97%	1.12%
Solution 2035	1.23%	0.73%	0.98%	1.13%
Solution 2040	1.23%	0.73%	0.98%	1.13%
Solution 2045	1.25%	0.75%	1.00%	1.15%
Solution 2050	1.26%	0.76%	1.01%	1.16%
Solution 2055	1.28%	0.78%	1.03%	1.18%
Solution 2060	1.28%	0.78%	1.03%	1.18%
Solution 2065	1.28%	0.78%	1.03%	1.18%

(1)	The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)	Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment

38

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 7 —EXPENSE LIMITATION AGREEMENTS (continued)

by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2025	2026	2027	Total
Solution Aggressive	$382	$—	$—	$382
Solution Conservative	26,494	21,292	22,849	70,635
Solution Income	208,091	52,086	7,498	267,675
Solution Moderately Conservative	21,685	7,669	68,185	97,539

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2024, are as follows:

	June 30,
	2025	2026	2027	Total
Solution Aggressive
Class ADV	$3,091	$3,445	$4,671	$11,207
Class I	408	972	1,805	3,185
Class S	2,940	2,770	2,494	8,204
Class S2	1,064	1,467	2,461	4,992
Solution Balanced
Class ADV	$2,544	$—	$—	$2,544

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

	June 30,
	2025	2026	2027	Total
Class I	860	—	—	860
Class S	5,859	—	—	5,859
Class S2	383	—	—	383
Solution Conservative
Class ADV	$3,300	$2,634	$2,367	$8,301
Class I	405	269	397	1,071
Class R6	—	—	220	220
Class S	1,901	1,472	1,438	4,811
Class S2	1,011	834	584	2,429
Solution Income
Class ADV	$—	$23,332	$48,222	$71,554
Class I	—	5,894	9,109	15,003
Class S	—	16,351	32,271	48,622
Class S2	—	741	1,516	2,257
Solution Moderately Conservative
Class ADV	$4,820	$3,683	$3,732	$12,235
Class I	139	232	172	543
Class R6	—	—	36	36
Class S	16,472	11,881	15,067	43,420
Class S2	3,763	2,410	1,517	7,690

The Expense Limitation Agreement is contractual through May 1, 2025, except for Solution Aggressive, Solution Balanced, Solution Conservative, and Solution Moderately Conservative are through May 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

The below Portfolios utilized the line of credit during the period ended June 30, 2024 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Solution Aggressive	5	$1,273,000	6.33%
Solution Balanced	5	1,521,000	6.33
Solution Income	5	3,137,400	6.33
Solution Moderately Aggressive	5	16,732,000	6.33
Solution Moderately Conservative	5	698,000	6.33
Solution 2025	5	20,032,000	6.33
Solution 2030	5	3,281,200	6.33
Solution 2035	5	40,138,200	6.33
Solution 2040	5	3,447,200	6.33
Solution 2045	5	39,599,400	6.33
Solution 2050	5	3,264,200	6.33
Solution 2055	5	14,852,800	6.33
Solution 2060	5	2,738,400	6.33

39

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Solution Aggressive
Class ADV
6/30/2024	27,833	—	—	(32,832)	—	(4,999)	360,556	—	—	(420,998)	—	(60,442)
12/31/2023	61,776	—	17,068	(121,649)	—	(42,805)	725,019	—	200,039	(1,415,330)	—	(490,272)
Class I
6/30/2024	15,797	—	—	(10,731)	—	5,066	207,733	—	—	(145,428)	—	62,305
12/31/2023	34,410	—	7,139	(19,354)	—	22,195	436,817	—	86,455	(233,852)	—	289,420
Class R6
6/30/2024	232,563	—	—	(264,219)	—	(31,656)	3,185,966	—	—	(3,535,710)	—	(349,744)
12/31/2023	399,568	—	130,778	(259,854)	—	270,492	4,835,782	—	1,585,031	(3,158,078)	—	3,262,735
Class S
6/30/2024	9,836	—	—	(8,867)	—	969	129,859	—	—	(115,818)	—	14,041
12/31/2023	35,699	—	9,371	(146,292)	—	(101,222)	427,683	—	111,986	(1,709,065)	—	(1,169,396)
Class S2
6/30/2024	10,668	—	—	(13,000)	—	(2,332)	136,519	—	—	(164,290)	—	(27,771)
12/31/2023	45,490	—	9,789	(28,668)	—	26,611	522,416	—	113,552	(331,948)	—	304,020
Solution Balanced
Class ADV
6/30/2024	45,699	—	—	(114,319)	—	(68,620)	392,249	—	—	(975,927)	—	(583,678)
12/31/2023	94,461	—	108,047	(248,116)	—	(45,608)	776,339	—	852,489	(2,062,351)	—	(433,523)
Class I
6/30/2024	123,569	—	—	(42,989)	—	80,580	1,095,151	—	—	(388,726)	—	706,425
12/31/2023	35,317	—	48,589	(76,704)	—	7,202	306,271	—	404,261	(663,141)	—	47,391
Class R6
6/30/2024	356,400	—	—	(186,683)	—	169,717	3,246,875	—	—	(1,695,413)	—	1,551,462
12/31/2023	397,843	—	249,880	(530,977)	—	116,746	3,440,886	—	2,079,000	(4,597,073)	—	922,813
Class S
6/30/2024	118,970	—	—	(142,932)	—	(23,962)	1,041,885	—	—	(1,239,680)	—	(197,795)
12/31/2023	198,142	—	185,387	(553,427)	—	(169,898)	1,653,186	—	1,486,807	(4,594,337)	—	(1,454,344)
Class S2
6/30/2024	12,991	—	—	(6,175)	—	6,816	114,065	—	—	(52,697)	—	61,368
12/31/2023	10,179	—	13,104	(23,778)	—	(495)	85,246	—	104,960	(203,660)	—	(13,454)
Solution Conservative
Class ADV
6/30/2024	11,334	—	—	(90,392)	—	(79,058)	108,884	—	—	(882,405)	—	(773,521)
12/31/2023	46,836	—	12,957	(141,501)	—	(81,708)	439,956	—	118,557	(1,327,887)	—	(769,374)
Class I
6/30/2024	28,794	—	—	(14,723)	—	14,071	281,025	—	—	(143,467)	—	137,558
12/31/2023	13,213	—	2,114	(13,994)	—	1,333	126,105	—	19,487	(132,134)	—	13,458
Class R6
6/30/2024	49,781	—	—	(109,555)	—	(59,774)	483,268	—	—	(1,071,458)	—	(588,190)
12/31/2023	353,557	—	43,423	(887,822)	—	(490,842)	3,396,005	—	399,928	(8,392,193)	—	(4,596,260)
Class S
6/30/2024	8,532	—	—	(5,958)	—	2,574	82,511	—	—	(58,828)	—	23,683
12/31/2023	35,637	—	8,731	(65,599)	—	(21,231)	336,508	—	80,147	(620,683)	—	(204,028)
Class S2
6/30/2024	22,037	—	—	(84)	—	21,953	214,194	—	—	(797)	—	213,397
12/31/2023	6,406	—	2,879	(75,966)	—	(66,681)	59,368	—	26,086	(713,059)	—	(627,605)
Solution Income
Class ADV
6/30/2024	133,060	—	—	(771,895)	—	(638,835)	1,325,331	—	—	(7,669,121)	—	(6,343,790)
12/31/2023	418,522	—	391,239	(2,133,441)	—	(1,323,680)	3,998,557	—	3,685,467	(20,389,121)	—	(12,705,097)
Class I
6/30/2024	71,149	—	—	(528,340)	—	(457,191)	731,090	—	—	(5,413,034)	—	(4,681,944)
12/31/2023	154,500	—	97,591	(1,296,804)	—	(1,044,713)	1,533,977	—	945,653	(12,713,802)	—	(10,234,172)
Class S
6/30/2024	148,778	—	—	(550,027)	—	(401,249)	1,514,842	—	—	(5,595,054)	—	(4,080,212)
12/31/2023	231,645	—	274,005	(1,703,490)	—	(1,197,840)	2,270,151	—	2,633,188	(16,634,137)	—	(11,730,798)
Class S2
6/30/2024	7,466	—	—	(44,553)	—	(37,087)	73,791	—	—	(436,396)	—	(362,605)
12/31/2023	17,293	—	13,323	(65,794)	—	(35,178)	163,776	—	124,036	(613,703)	—	(325,891)

40

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Solution Income (continued)
Class T(1)
6/30/2024	175	—	—	(6,681)	—	(6,506)	1,916	—	—	(73,284)	—	(71,368)
12/31/2023	114	—	185	—	—	299	1,200	—	1,930	—	—	3,130
Solution Moderately Aggressive
Class ADV
6/30/2024	135,761	—	—	(131,585)	—	4,176	1,534,967	—	—	(1,498,240)	—	36,727
12/31/2023	180,381	—	173,054	(389,966)	—	(36,531)	1,904,637	—	1,778,994	(4,139,110)	—	(455,479)
Class I
6/30/2024	131,353	—	—	(28,944)	—	102,409	1,511,916	—	—	(335,654)	—	1,176,262
12/31/2023	73,478	—	42,438	(38,451)	—	77,465	781,702	—	448,994	(419,214)	—	811,482
Class R6
6/30/2024	204,221	—	—	(416,459)	—	(212,238)	2,362,791	—	—	(4,839,762)	—	(2,476,971)
12/31/2023	466,594	—	244,660	(411,827)	—	299,427	4,997,644	—	2,586,052	(4,483,310)	—	3,100,386
Class S
6/30/2024	60,151	—	—	(2,724,367)	—	(2,664,216)	686,958	—	—	(31,237,263)	—	(30,550,305)
12/31/2023	421,208	—	3,471,188	(5,733,053)	—	(1,840,657)	4,504,799	—	36,169,779	(61,101,412)	—	(20,426,834)
Class S2
6/30/2024	9,286	—	—	(5,878)	—	3,408	106,842	—	—	(66,978)	—	39,864
12/31/2023	23,497	—	9,953	(12,075)	—	21,375	251,800	—	104,004	(128,119)	—	227,685
Solution Moderately Conservative
Class ADV
6/30/2024	16,809	—	—	(27,438)	—	(10,629)	146,141	—	—	(236,294)	—	(90,153)
12/31/2023	30,938	—	27,273	(312,163)	—	(253,952)	260,289	—	223,370	(2,632,843)	—	(2,149,184)
Class I
6/30/2024	5,768	—	—	(1,020)	—	4,748	52,861	—	—	(9,387)	—	43,474
12/31/2023	15,092	—	1,276	(6,324)	—	10,044	127,398	—	11,003	(56,089)	—	82,312
Class R6
6/30/2024	93,103	—	—	(131,488)	—	(38,385)	857,683	—	—	(1,208,378)	—	(350,695)
12/31/2023	230,164	—	78,787	(264,248)	—	44,703	2,058,433	—	679,142	(2,325,663)	—	411,912
Class S
6/30/2024	67,132	—	—	(80,281)	—	(13,149)	598,944	—	—	(717,113)	—	(118,169)
12/31/2023	169,265	—	110,796	(418,839)	—	(138,778)	1,447,025	—	927,362	(3,572,995)	—	(1,198,608)
Class S2
6/30/2024	4,364	—	—	(29,037)	—	(24,673)	38,616	—	—	(255,794)	—	(217,178)
12/31/2023	13,442	—	9,080	(321,987)	—	(299,465)	113,177	—	74,909	(2,766,190)	—	(2,578,104)
Solution 2025
Class ADV
6/30/2024	466,343	—	—	(1,893,359)	—	(1,427,016)	4,282,738	—	—	(17,455,517)	—	(13,172,779)
12/31/2023	979,122	—	833,218	(3,697,291)	—	(1,884,951)	8,473,663	—	7,140,676	(32,043,126)	—	(16,428,787)
Class I
6/30/2024	340,332	—	—	(1,620,964)	—	(1,280,632)	3,244,810	—	—	(15,426,909)	—	(12,182,099)
12/31/2023	423,734	—	181,388	(2,547,540)	—	(1,942,418)	3,804,032	—	1,617,979	(22,964,760)	—	(17,542,749)
Class S
6/30/2024	362,778	—	—	(1,906,539)	—	(1,543,761)	3,420,120	—	—	(17,938,877)	—	(14,518,757)
12/31/2023	904,867	—	1,160,032	(4,370,015)	—	(2,305,116)	8,044,711	—	10,161,877	(38,677,936)	—	(20,471,348)
Class S2
6/30/2024	52,312	—	—	(94,301)	—	(41,989)	471,463	—	—	(843,081)	—	(371,618)
12/31/2023	62,233	—	37,184	(171,281)	—	(71,864)	528,683	—	312,719	(1,449,537)	—	(608,135)
Class T(1)
6/30/2024	—	—	—	(30,078)	—	(30,078)	—	—	—	(299,041)	—	(299,041)
12/31/2023	—	—	1,129	(1,131)	—	(2)	—	—	10,507	(10,620)	—	(113)
Solution 2030
Class ADV
6/30/2024	120,897	—	—	(208,194)	—	(87,297)	1,634,074	—	—	(2,801,747)	—	(1,167,673)
12/31/2023	450,018	—	74,204	(511,608)	—	12,614	5,692,229	—	929,776	(6,435,999)	—	186,006
Class I
6/30/2024	125,983	—	—	(302,151)	—	(176,168)	1,786,237	—	—	(4,205,446)	—	(2,419,209)
12/31/2023	273,578	—	27,795	(335,622)	—	(34,249)	3,577,144	—	363,281	(4,352,159)	—	(411,734)
Class S
6/30/2024	306,710	—	—	(121,668)	—	185,042	4,263,253	—	—	(1,732,624)	—	2,530,629
12/31/2023	422,468	—	57,806	(478,494)	—	1,780	5,503,178	—	748,014	(6,189,660)	—	61,532
Class S2
6/30/2024	13,931	—	—	(8,881)	—	5,050	194,961	—	—	(124,137)	—	70,824

41

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Solution 2030 (continued)
Class S2
12/31/2023	28,200	—	2,403	(10,207)	—	20,396	366,562	—	30,615	(126,534)	—	270,643
Class T(1)
6/30/2024	—	—	—	(302)	—	(302)	—	—	—	(4,180)	—	(4,180)
12/31/2023	—	—	—	—	—	—	—	—	—	—	—	—
Solution 2035
Class ADV
6/30/2024	836,533	—	—	(1,258,551)	—	(422,018)	8,085,325	—	—	(12,127,699)	—	(4,042,374)
12/31/2023	1,154,386	—	1,242,685	(2,815,655)	—	(418,584)	10,355,479	—	10,972,912	(25,218,271)	—	(3,889,880)
Class I
6/30/2024	551,888	—	—	(1,645,741)	—	(1,093,853)	5,548,431	—	—	(16,304,657)	—	(10,756,226)
12/31/2023	792,311	—	368,082	(2,878,634)	—	(1,718,241)	7,397,266	—	3,390,034	(26,946,718)	—	(16,159,418)
Class S
6/30/2024	958,356	—	—	(1,714,722)	—	(756,366)	9,475,932	—	—	(16,906,062)	—	(7,430,130)
12/31/2023	1,806,474	—	2,309,180	(2,920,939)	—	1,194,715	16,612,102	—	20,874,983	(26,798,134)	—	10,688,951
Class S2
6/30/2024	43,344	—	—	(279,492)	—	(236,148)	403,322	—	—	(2,558,217)	—	(2,154,895)
12/31/2023	88,084	—	82,088	(138,656)	—	31,516	757,923	—	696,924	(1,179,956)	—	274,891
Solution 2040
Class ADV
6/30/2024	176,569	—	—	(95,607)	—	80,962	2,566,731	—	—	(1,366,053)	—	1,200,678
12/31/2023	284,486	—	65,444	(363,126)	—	(13,196)	3,713,936	—	856,659	(4,764,785)	—	(194,190)
Class I
6/30/2024	85,063	—	—	(194,497)	—	(109,434)	1,284,442	—	—	(2,819,739)	—	(1,535,297)
12/31/2023	143,973	—	30,501	(526,368)	—	(351,894)	1,969,066	—	417,256	(7,185,943)	—	(4,799,621)
Class S
6/30/2024	196,945	—	—	(45,895)	—	151,050	2,927,942	—	—	(690,106)	—	2,237,836
12/31/2023	348,465	—	65,560	(346,438)	—	67,587	4,704,646	—	884,407	(4,624,098)	—	964,955
Class S2
6/30/2024	23,079	—	—	(1,308)	—	21,771	333,262	—	—	(18,175)	—	315,087
12/31/2023	26,175	—	8,097	(46,289)	—	(12,017)	342,338	—	106,398	(628,602)	—	(179,866)
Class T(1)
6/30/2024	—	—	—	(301)	—	(301)	—	—	—	(4,373)	—	(4,373)
12/31/2023	—	—	—	—	—	—	—	—	—	—	—	—
Solution 2045
Class ADV
6/30/2024	539,454	—	—	(912,783)	—	(373,329)	5,099,328	—	—	(8,669,327)	—	(3,569,999)
12/31/2023	938,889	—	1,165,676	(2,618,193)	—	(513,628)	8,217,713	—	10,024,810	(22,968,709)	—	(4,726,186)
Class I
6/30/2024	494,597	—	—	(1,586,669)	—	(1,092,072)	4,966,363	—	—	(15,733,808)	—	(10,767,445)
12/31/2023	528,789	—	377,451	(2,649,632)	—	(1,743,392)	4,864,603	—	3,419,709	(24,392,346)	—	(16,108,034)
Class S
6/30/2024	698,453	—	—	(1,782,292)	—	(1,083,839)	6,825,877	—	—	(16,739,358)	—	(9,913,481)
12/31/2023	1,537,634	—	2,371,981	(2,621,317)	—	1,288,298	13,725,811	—	20,873,431	(23,308,140)	—	11,291,102
Class S2
6/30/2024	35,833	—	—	(168,656)	—	(132,823)	336,872	—	—	(1,527,104)	—	(1,190,232)
12/31/2023	84,733	—	62,029	(115,223)	—	31,539	723,044	—	522,908	(998,785)	—	247,167
Class T(1)
6/30/2024	—	—	—	(6,980)	—	(6,980)	—	—	—	(71,957)	—	(71,957)
12/31/2023	38	—	460	(12)	—	486	354	—	4,302	(114)	—	4,542
Solution 2050
Class ADV
6/30/2024	100,877	—	—	(77,731)	—	23,146	1,499,823	—	—	(1,162,834)	—	336,989
12/31/2023	228,691	—	60,262	(300,963)	—	(12,010)	3,087,771	—	811,733	(4,043,990)	—	(144,486)
Class I
6/30/2024	85,388	—	—	(171,326)	—	(85,938)	1,345,660	—	—	(2,599,283)	—	(1,253,623)
12/31/2023	157,697	—	24,603	(438,391)	—	(256,091)	2,218,819	—	348,867	(6,226,216)	—	(3,658,530)
Class S
6/30/2024	185,881	—	—	(28,658)	—	157,223	2,862,421	—	—	(446,545)	—	2,415,876
12/31/2023	333,983	—	51,754	(254,730)	—	131,007	4,647,030	—	720,411	(3,540,498)	—	1,826,943
Class S2
6/30/2024	18,497	—	—	(944)	—	17,553	284,143	—	—	(14,188)	—	269,955
12/31/2023	17,400	—	3,566	(1,795)	—	19,171	237,006	—	48,640	(24,788)	—	260,858

42

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Solution 2050 (continued)
Class T(1)
6/30/2024	—	—	—	(302)	—	(302)	—	—	—	(4,598)	—	(4,598)
12/31/2023	—	—	—	—	—	—	—	—	—	—	—	—
Solution 2055
Class ADV
6/30/2024	290,140	—	—	(373,366)	—	(83,226)	3,270,206	—	—	(4,239,364)	—	(969,158)
12/31/2023	676,034	—	242,429	(1,053,400)	—	(134,937)	6,853,493	—	2,477,627	(10,660,280)	—	(1,329,160)
Class I
6/30/2024	275,026	—	—	(518,739)	—	(243,713)	3,259,675	—	—	(6,017,664)	—	(2,757,989)
12/31/2023	342,590	—	98,821	(1,121,232)	—	(679,821)	3,635,127	—	1,058,375	(11,824,303)	—	(7,130,801)
Class S
6/30/2024	418,671	—	—	(307,958)	—	110,713	4,818,398	—	—	(3,546,686)	—	1,271,712
12/31/2023	834,087	—	408,247	(1,195,976)	—	46,358	8,587,306	—	4,229,438	(12,302,600)	—	514,144
Class S2
6/30/2024	40,199	—	—	(33,294)	—	6,905	461,295	—	—	(380,406)	—	80,889
12/31/2023	68,910	—	15,531	(92,411)	—	(7,970)	702,469	—	160,283	(935,589)	—	(72,837)
Solution 2060
Class ADV
6/30/2024	117,172	—	—	(105,304)	—	11,868	1,299,065	—	—	(1,177,233)	—	121,832
12/31/2023	262,446	—	49,681	(315,700)	—	(3,573)	2,604,088	—	498,798	(3,140,548)	—	(37,662)
Class I
6/30/2024	104,835	—	—	(209,503)	—	(104,668)	1,198,211	—	—	(2,308,630)	—	(1,110,419)
12/31/2023	221,276	—	27,187	(388,078)	—	(139,615)	2,265,128	—	280,300	(3,947,279)	—	(1,401,851)
Class S
6/30/2024	214,257	—	—	(33,114)	—	181,143	2,391,548	—	—	(372,058)	—	2,019,490
12/31/2023	300,419	—	48,377	(272,730)	—	76,066	3,010,126	—	487,642	(2,744,767)	—	753,001
Class S2
6/30/2024	17,968	—	—	(14,491)	—	3,477	199,643	—	—	(157,229)	—	42,414
12/31/2023	35,554	—	3,965	(28,996)	—	10,523	352,796	—	39,846	(280,696)	—	111,946
Class T(1)
6/30/2024	—	—	—	(509)	—	(509)	—	—	—	(5,643)	—	(5,643)
12/31/2023	—	—	24	—	—	24	—	—	239	—	—	239
Solution 2065
Class ADV
6/30/2024	79,699	—	—	(17,258)	—	62,441	883,333	—	—	(194,477)	—	688,856
12/31/2023	169,386	—	185	(55,251)	—	114,320	1,674,235	—	1,985	(540,504)	—	1,135,716
Class I
6/30/2024	68,637	—	—	(48,835)	—	19,802	745,484	—	—	(518,026)	—	227,458
12/31/2023	124,144	—	12,858	(85,105)	—	51,897	1,220,820	—	133,338	(810,449)	—	543,709
Class S
6/30/2024	223,586	—	—	(41,215)	—	182,371	2,514,394	—	—	(458,603)	—	2,055,791
12/31/2023	283,104	—	6,440	(51,080)	—	238,464	2,768,951	—	68,650	(501,022)	—	2,336,579
Class S2
6/30/2024	4,378	—	—	(125)	—	4,253	49,440	—	—	(1,388)	—	48,052
12/31/2023	7,362	—	12	(955)	—	6,419	72,247	—	126	(9,180)	—	63,193
Class T(1)
6/30/2024	—	—	—	(369)	—	(369)	—	—	—	(4,130)	—	(4,130)
12/31/2023	—	—	—	—	—	—	—	—	—	—	—	—

(1)	Class T was fully redeemed on close of business May 1, 2024.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

43

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Solution Aggressive	$778,810	$1,318,253	$1,707,659	$3,537,854
Solution Balanced	1,917,897	3,009,620	3,421,744	5,027,038
Solution Conservative	448,973	195,232	984,362	754,961
Solution Income	5,571,811	1,818,555	14,498,810	18,204,860
Solution Moderately Aggressive	15,229,278	25,858,545	24,092,582	61,578,687
Solution Moderately Conservative	999,851	915,935	2,769,129	2,754,053
Solution 2025	11,598,031	7,645,727	35,127,802	60,568,193
Solution 2030	1,286,006	785,743	3,473,710	6,209,208
Solution 2035	18,417,405	17,517,448	37,722,235	76,390,953
Solution 2040	1,293,092	971,836	2,937,353	5,607,460
Solution 2045	13,848,900	20,996,260	32,695,095	63,507,813
Solution 2050	996,045	933,824	2,443,657	5,050,490
Solution 2055	4,495,214	3,430,509	12,598,299	20,973,156
Solution 2060	731,268	575,557	1,897,650	3,617,475
Solution 2065	185,000	19,098	222,177	338,954

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2023 were:

44

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards		Total Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Solution Aggressive	$409,023	$537,735	$(1,135,444)	$—	-	$(188,686)
Solution Balanced	882,715	—	(3,538,639)	(408,402)	Short-term	(3,559,230)
				(494,904)	Long-term
				$(903,306)
Solution Conservative	393,352	—	(907,025)	(21,036)	Short-term	(1,696,552)
				(1,161,843)	Long-term
				$(1,182,879)
Solution Income	4,533,078	—	(14,941,757)	(8,003,117)	Long-term	(18,411,796)
				$(8,003,117)
Solution Moderately Aggressive	7,452,077	3,376,868	(13,148,323)	—	-	(2,319,378)
Solution Moderately Conservative	754,890	—	(3,096,256)	(148,887)	Short-term	(3,434,033)
				(943,780)	Long-term
				$(1,092,667)
Solution 2025	8,986,235	—	(31,113,132)	(393,302)	Short-term	(34,753,483)
				(12,233,284)	Long-term
				$(12,626,586)
Solution 2030	951,473	—	(3,080,962)	(122,096)	Short-term	(3,117,585)
				(866,000)	Long-term
				$(988,096)
Solution 2035	9,509,201	—	(21,644,121)	(554,472)	Short-term	(12,689,392)
Solution 2040	590,963	—	(1,280,871)	(380,987)	Short-term	(1,673,009)
				(602,114)	Long-term
				$(983,101)
Solution 2045	6,230,957	—	(13,628,720)	(1,561,291)	Short-term	(8,959,054)
Solution 2050	454,133	—	(643,715)	(129,959)	Short-term	(547,174)
				(227,633)	Long-term
				$(357,592)
Solution 2055	1,973,417	369,030	(3,192,420)	—	-	(849,973)
Solution 2060	362,733	156,351	(915,148)	—	-	(396,064)
Solution 2065	—	224,247	(32,812)	—	-	191,435

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments,

financings or other transactions (including certain derivatives transactions) to which the Portfolio may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative

45

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Portfolio and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2024, the Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution Aggressive
Class ADV	$-	$-	$0.0418	August 5, 2024	August 1, 2024
Class I	$0.0334	$-	$0.0418	August 5, 2024	August 1, 2024
Class R6	$0.0332	$-	$0.0418	August 5, 2024	August 1, 2024
Class S	$0.0139	$-	$0.0418	August 5, 2024	August 1, 2024
Class S2	$-	$-	$0.0418	August 5, 2024	August 1, 2024

46

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 13 — SUBSEQUENT EVENTS (continued)

Solution Balanced
Class ADV	$-	$-	$-	August 5, 2024	August 1, 2024
Class I	$0.0493	$-	$-	August 5, 2024	August 1, 2024
Class R6	$0.0495	$-	$-	August 5, 2024	August 1, 2024
Class S	$0.0250	$-	$-	August 5, 2024	August 1, 2024
Class S2	$0.0145	$-	$-	August 5, 2024	August 1, 2024
Solution Conservative
Class ADV	$0.0217	$-	$-	August 5, 2024	August 1, 2024
Class I	$0.0396	$-	$-	August 5, 2024	August 1, 2024
Class R6	$0.0485	$-	$-	August 5, 2024	August 1, 2024
Class S	$0.0382	$-	$-	August 5, 2024	August 1, 2024
Class S2	$0.0312	$-	$-	August 5, 2024	August 1, 2024
Class T
Solution Income
Class ADV	$0.2595	$-	$-	August 5, 2024	August 1, 2024
Class I	$0.3147	$-	$-	August 5, 2024	August 1, 2024
Class S	$0.2851	$-	$-	August 5, 2024	August 1, 2024
Class S2	$0.2695	$-	$-	August 5, 2024	August 1, 2024
Solution Moderately Aggressive
Class ADV	$0.1381	$0.0286	$0.0866	August 5, 2024	August 1, 2024
Class I	$0.1900	$0.0286	$0.0866	August 5, 2024	August 1, 2024
Class R6	$0.1905	$0.0286	$0.0866	August 5, 2024	August 1, 2024
Class S	$0.1601	$0.0286	$0.0866	August 5, 2024	August 1, 2024
Class S2	$0.1531	$0.0286	$0.0866	August 5, 2024	August 1, 2024
Solution Moderately Conservative
Class ADV	$0.2777	$-	$-	July 12, 2024	July 10, 2024
Class I	$0.3514	$-	$-	July 12, 2024	July 10, 2024
Class R6	$0.3547	$-	$-	July 12, 2024	July 10, 2024
Class S	$0.3199	$-	$-	July 12, 2024	July 10, 2024
Class S2	$0.2758	$-	$-	July 12, 2024	July 10, 2024
Solution 2025
Class ADV	$0.1912	$-	$-	August 5, 2024	August 1, 2024
Class I	$0.2398	$-	$-	August 5, 2024	August 1, 2024
Class S	$0.2160	$-	$-	August 5, 2024	August 1, 2024
Class S2	$0.2024	$-	$-	August 5, 2024	August 1, 2024
Solution 2030
Class ADV	$0.2242	$-	$-	August 5, 2024	August 1, 2024
Class I	$0.2889	$-	$-	August 5, 2024	August 1, 2024
Class S	$0.2590	$-	$-	August 5, 2024	August 1, 2024
Class S2	$0.2496	$-	$-	August 5, 2024	August 1, 2024
47

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 13 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution 2035
Class ADV	$0.1468	$-	$-	August 5, 2024	August 1, 2024
Class I	$0.1934	$-	$-	August 5, 2024	August 1, 2024
Class S	$0.1696	$-	$-	August 5, 2024	August 1, 2024
Class S2	$0.1509	$-	$-	August 5, 2024	August 1, 2024
Solution 2040
Class ADV	$0.1817	$-	$-	August 5, 2024	August 1, 2024
Class I	$0.2511	$-	$-	August 5, 2024	August 1, 2024
Class S	$0.2117	$-	$-	August 5, 2024	August 1, 2024
Class S2	$0.1839	$-	$-	August 5, 2024	August 1, 2024
Solution 2045
Class ADV	$0.1195	$-	$-	August 5, 2024	August 1, 2024
Class I	$0.1660	$-	$-	August 5, 2024	August 1, 2024
Class S	$0.1418	$-	$-	August 5, 2024	August 1, 2024
Class S2	$0.1232	$-	$-	August 5, 2024	August 1, 2024
Solution 2050
Class ADV	$0.1566	$-	$-	August 5, 2024	August 1, 2024
Class I	$0.2274	$-	$-	August 5, 2024	August 1, 2024
Class S	$0.1929	$-	$-	August 5, 2024	August 1, 2024
Class S2	$0.1687	$-	$-	August 5, 2024	August 1, 2024
Solution 2055
Class ADV	$0.1170	$-	$0.0283	August 5, 2024	August 1, 2024
Class I	$0.1695	$-	$0.0283	August 5, 2024	August 1, 2024
Class S	$0.1434	$-	$0.0283	August 5, 2024	August 1, 2024
Class S2	$0.1270	$-	$0.0283	August 5, 2024	August 1, 2024
Solution 2060
Class ADV	$0.1173	$-	$0.0618	August 5, 2024	August 1, 2024
Class I	$0.1679	$-	$0.0618	August 5, 2024	August 1, 2024
Class S	$0.1437	$-	$0.0618	August 5, 2024	August 1, 2024
Class S2	$0.1207	$-	$0.0618	August 5, 2024	August 1, 2024
Solution 2065
Class ADV	$-	$-	$0.0058	August 5, 2024	August 1, 2024
Class I	$-	$-	$0.0058	August 5, 2024	August 1, 2024
Class S	$-	$-	$0.0058	August 5, 2024	August 1, 2024
Class S2	$-	$-	$0.0058	August 5, 2024	August 1, 2024

Reorganization: On January 10, 2024, the Board approved a proposal to reorganize Solution Moderately Conservative with and into Solution Conservative. The reorganization was completed on the close of business July 12, 2024.

Reorganization: On January 10, 2024, the Board approved a proposal to reorganize Voya Strategic Allocation Conservative Portfolio, which is not included in this report, with and into Solution Conservative. The reorganization was completed on the close of business July 12, 2024.

Reorganization: On January 10, 2024, the Board approved a proposal to reorganize Voya Strategic Allocation Growth Portfolio, which is not included in this report, with and into Solution Aggressive. The reorganization was completed on the close of business July 12, 2024.

48

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 13 — SUBSEQUENT EVENTS (continued)

Reorganization: On January 10, 2024, the Board approved a proposal to reorganize Voya Strategic Allocation Moderate Portfolio, which is not included in this report, with and into Solution Balanced. The proposed reorganization was approved by the shareholders of the merging portfolio at a shareholder meeting held on June 27, 2024. The reorganization was completed on the close of business July 12, 2024.

Fee changes: Effective July 15, 2024, the expense limits for Solution Aggressive Portfolio were lowered to 1.27%, 0.77%, 0.77%, 1.02% and 1.17% for Classes ADV, I, R6, S and S2 shares, respectively, through May 1, 2026. Also, the expense limits for Solution Balanced Portfolio were also lowered, effective July 15, 2024, to 1.25% 0.75%, 0.75%, 1.00% and 1.15% Classes ADV, I, R6, S and S2 shares, respectively, through May 1, 2026. Lastly, for Solution Aggressive, Solution Balanced, Solution Conservative and Solution Moderately Aggressive, the component of the management fee attributable to affiliated Underlying Funds changed to 0.18% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

49

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
261,366	Voya Intermediate Bond Fund - Class R6	$2,258,200	6.0
131,935	Voya International Index Portfolio - Class I	1,497,466	4.0
210,426	Voya Large Cap Value Portfolio - Class R6	1,319,368	3.5
73,298	Voya Multi-Manager Emerging Markets Equity Fund - Class I	759,369	2.0
270,475	Voya Multi-Manager International Equity Fund - Class I	2,815,641	7.5
264,885	Voya Multi-Manager Mid Cap Value Fund - Class I	2,632,954	7.0
30,310	Voya Russell™ Large Cap Growth Index - Class I	2,267,515	6.0
21,332 (1)	Voya Small Cap Growth Fund - Class R6	950,319	2.5
116,741	Voya Small Company Fund - Class R6	1,732,436	4.6
680,719	Voya U.S. Stock Index Portfolio - Class I	13,947,934	37.0
43,137	VY® Invesco Comstock Portfolio - Class I	944,275	2.5
101,477	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,837,302	7.5
235,563	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2,640,658	7.0
11,006	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,132,449	3.0

	Total Mutual Funds
	(Cost $33,329,599)	37,735,886	100.1

	Total Investments in Securities
	(Cost $33,329,599)	$37,735,886	100.1
	Liabilities in Excess of Other Assets	(19,551)	(0.1)
	Net Assets	$37,716,335	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

50

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Signifiicant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Mutual Funds	$37,735,886	$—	$—	$37,735,886
Total Investments, at fair value	$37,735,886	$—	$—	$37,735,886

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$2,362,242	$461,134	$(531,042)	$(34,134)	$2,258,200	$51,062	$(9,974)	$—
Voya International Index Portfolio - Class I	—	1,623,371	(122,672)	(3,233)	1,497,466	39,574	1,937	—
Voya Large Cap Value Portfolio - Class R6	1,220,858	144,283	(123,568)	77,795	1,319,368	—	26,791	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,031,706	141,486	(415,866)	2,043	759,369	—	52,879	—
Voya Multi-Manager International Equity Fund - Class I	1,625,698	1,574,759	(430,983)	46,167	2,815,641	—	1,582	—
Voya Multi-Manager International Factors Fund - Class I	1,650,228	139,733	(1,714,180)	(75,781)	—	—	159,991	—
Voya Multi-Manager Mid Cap Value Fund - Class I	2,053,857	755,150	(298,469)	122,416	2,632,954	—	(36,252)	—
Voya Russell™ Large Cap Growth Index - Class I	1,956,166	456,097	(336,309)	191,561	2,267,515	9,011	149,214	79,012
Voya Small Cap Growth Fund - Class R6	1,058,783	92,048	(265,402)	64,890	950,319	—	49,313	—
Voya Small Company Fund - Class R6	1,421,673	495,209	(160,899)	(23,547)	1,732,436	—	8,843	—
Voya U.S. Stock Index Portfolio - Class I	12,518,853	2,338,103	(2,666,168)	1,757,146	13,947,934	—	95,115	—
VY® Invesco Comstock Portfolio - Class I	1,046,486	94,910	(283,164)	86,043	944,275	—	(6,680)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,573,954	376,870	(353,947)	240,425	2,837,302	—	(59,802)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2,053,869	745,873	(437,809)	278,725	2,640,658	—	(117,478)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,414,024	113,205	(504,149)	109,369	1,132,449	—	131,388	—
	$33,988,397	$9,552,231	$(8,644,627)	$2,839,885	$37,735,886	$99,647	$446,867	$79,012

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

51

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $36,173,337.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,419,454
Gross Unrealized Depreciation	(2,856,905)
Net Unrealized Appreciation	$1,562,549

See Accompanying Notes to Financial Statements

52

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.9%
18,698	Vanguard Long-Term Treasury ETF	$1,078,501	1.9
	Total Exchange-Traded Funds (Cost $1,164,042)	1,078,501	1.9
MUTUAL FUNDS: 98.1%
	Affiliated Investment Companies: 98.1%
1,182,146	Voya Intermediate Bond Fund - Class R6	10,213,743	18.5
440,884	Voya Large Cap Value Portfolio - Class R6	2,764,340	5.0
309,390 (1)	Voya MidCap Opportunities Portfolio - Class R6	1,664,519	3.0
107,527	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,113,985	2.0
290,898	Voya Multi-Manager International Equity Fund - Class I	3,028,250	5.5
166,484	Voya Multi-Manager Mid Cap Value Fund - Class I	1,654,848	3.0
29,646	Voya Russell™ Large Cap Growth Index - Class I	2,217,785	4.0
479,739	Voya Short Term Bond Fund - Class R6	4,447,180	8.1
12,516 (1)	Voya Small Cap Growth Fund - Class R6	557,608	1.0
76,114	Voya Small Company Fund - Class R6	1,129,535	2.1
661,186	Voya U.S. Stock Index Portfolio - Class I	13,547,702	24.5
379,386	VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,554,847	6.4
50,615	VY® Invesco Comstock Portfolio - Class I	1,107,968	2.0
198,472	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,549,267	10.0
16,147	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,661,408	3.0

	Total Mutual Funds (Cost $50,285,832)	54,212,985	98.1

	Total Long-Term Investments (Cost $51,449,874)	55,291,486	100.0

	Total Investments in Securities (Cost $51,449,874)	$55,291,486	100.0

	Liabilities in Excess of Other Assets	(5,764)	0.0
	Net Assets	$55,285,722	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

53

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,078,501	$—	$—	$1,078,501
Mutual Funds	54,212,985	—	—	54,212,985
Total Investments, at fair value	$55,291,486	$—	$—	$55,291,486

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$9,121,832	$2,011,851	$(895,749)	$(24,191)	$10,213,743	$221,645	$(135,323)	$—
Voya Large Cap Value Portfolio - Class R6	1,791,287	1,013,517	(325,031)	284,567	2,764,340	—	(100,433)	—
Voya MidCap Opportunities Portfolio - Class R6	1,529,697	272,100	(164,857)	27,579	1,664,519	—	62,033	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,513,517	115,275	(537,330)	22,523	1,113,985	—	31,630	—
Voya Multi-Manager International Equity Fund - Class I	1,372,671	1,758,541	(150,331)	47,369	3,028,250	—	(4,352)	—
Voya Multi-Manager International Factors Fund - Class I	1,393,975	127,630	(1,482,335)	(39,270)	—	—	129,515	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,505,724	210,210	(154,510)	93,424	1,654,848	—	(22,278)	—
Voya Russell™ Large Cap Growth Index - Class I	2,086,397	299,996	(362,037)	193,429	2,217,785	9,178	160,413	80,473
Voya Short Term Bond Fund - Class R6	3,897,473	879,747	(309,155)	(20,885)	4,447,180	95,976	(4,985)	—
Voya Small Cap Growth Fund - Class R6	517,801	52,585	(63,190)	50,412	557,608	—	11,537	—
Voya Small Company Fund - Class R6	1,051,968	180,181	(85,746)	(16,868)	1,129,535	—	5,296	—
Voya U.S. Stock Index Portfolio - Class I	11,475,083	1,844,540	(1,520,895)	1,748,974	13,547,702	—	42,256	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,659,929	660,184	(853,476)	88,210	3,554,847	—	(176,435)	—
VY® Invesco Comstock Portfolio - Class I	1,792,611	126,894	(964,046)	152,509	1,107,968	—	(37,774)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,054,240	568,781	(460,515)	386,761	5,549,267	—	(27,113)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,556,075	157,759	(289,815)	237,389	1,661,408	—	68,566	—
	$49,320,280	$10,279,791	$(8,619,018)	$3,231,932	$54,212,985	$326,799	$2,553	$80,473

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

54

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $55,663,891.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$4,791,693
Gross Unrealized Depreciation	(5,164,098)
Net Unrealized Depreciation	$(372,405)

See Accompanying Notes to Financial Statements

55

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.0%
9,110	Schwab U.S. TIPS ETF	$473,811	5.0
3,217	Vanguard Long-Term Treasury ETF	185,557	2.0
	Total Exchange-Traded Funds (Cost $675,161)	659,368	7.0
MUTUAL FUNDS: 93.2%
	Affiliated Investment Companies: 93.2%
66,052	Voya Global Bond Fund - Class R6	470,289	5.0
69,263	Voya High Yield Bond Fund - Class R6	474,450	5.0
272,227	Voya Intermediate Bond Fund - Class R6	2,352,038	25.0
45,134	Voya Large Cap Value Portfolio - Class R6	282,987	3.0
26,397 (1)	Voya MidCap Opportunities Portfolio - Class R6	142,017	1.5
18,047	Voya Multi-Manager International Equity Fund - Class I	187,873	2.0
14,202	Voya Multi-Manager Mid Cap Value Fund - Class I	141,167	1.5
3,795	Voya Russell™ Large Cap Growth Index - Class I	283,890	3.0
225,169	Voya Short Term Bond Fund - Class R6	2,087,314	22.2
23,026	Voya U.S. Stock Index Portfolio - Class I	471,806	5.0
99,445	VY® BrandywineGLOBAL - Bond Portfolio - Class I	931,795	9.9
33,868	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	946,946	10.1

	Total Mutual Funds (Cost $8,526,285)	8,772,572	93.2

	Total Long-Term Investments (Cost $9,201,446)	9,431,940	100.2

	Total Investments in Securities (Cost $9,201,446)	$9,431,940	100.2

	Liabilities in Excess of Other Assets	(15,677)	(0.2)
	Net Assets	$9,416,263	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

56

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$659,368	$—	$—	$659,368
Mutual Funds	8,772,572	—	—	8,772,572
Total Investments, at fair value	$9,431,940	$—	$—	$9,431,940

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$507,600	$79,766	$(103,751)	$(13,326)	$470,289	$10,925	$(9,030)	$—
Voya High Yield Bond Fund - Class R6	521,626	63,062	(108,945)	(1,293)	474,450	17,062	(3,122)	—
Voya Intermediate Bond Fund - Class R6	2,304,174	652,215	(563,602)	(40,749)	2,352,038	55,279	2,009	—
Voya Large Cap Value Portfolio - Class R6	—	328,777	(55,687)	9,897	282,987	—	1,678	—
Voya MidCap Opportunities Portfolio - Class R6	156,746	21,363	(36,407)	315	142,017	—	9,050	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	104,373	744	(99,511)	(5,606)	—	—	1,060	—
Voya Multi-Manager International Equity Fund - Class I	76,812	167,876	(57,347)	532	187,873	—	3,586	—
Voya Multi-Manager International Factors Fund - Class I	78,186	31,025	(107,312)	(1,899)	—	—	7,881	—
Voya Multi-Manager Mid Cap Value Fund - Class I	153,606	14,762	(30,485)	3,284	141,167	—	4,124	—
Voya Russell™ Large Cap Growth Index - Class I	301,089	55,208	(91,222)	18,815	283,890	1,280	30,568	11,223
Voya Short Term Bond Fund - Class R6	2,204,191	314,341	(423,474)	(7,744)	2,087,314	50,509	(6,700)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	435,424	10,015	(443,169)	(2,270)	—	—	21,081	—
Voya U.S. Stock Index Portfolio - Class I	211,344	339,432	(116,429)	37,459	471,806	—	16,741	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,198,732	178,384	(418,995)	(26,326)	931,795	—	(1,704)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,044,387	88,694	(235,572)	49,437	946,946	—	19,968	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	163,279	3,534	(132,172)	(34,641)	—	—	50,297	—
	$9,461,569	$2,349,198	$(3,024,080)	$(14,115)	$8,772,572	$135,055	$147,487	$11,223

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

57

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $10,366,250.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$249,233
Gross Unrealized Depreciation	(1,183,543)
Net Unrealized Depreciation	$(934,310)

See Accompanying Notes to Financial Statements

58

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.9%
332,194	Schwab U.S. TIPS ETF	$17,277,410	10.0
104,984	Vanguard FTSE Developed Markets ETF	5,188,309	3.0
58,657	Vanguard Long-Term Treasury ETF	3,383,336	1.9
	Total Exchange-Traded Funds (Cost $25,334,602)	25,849,055	14.9

MUTUAL FUNDS: 85.1%
	Affiliated Investment Companies: 85.1%
727,360	Voya Global Bond Fund - Class R6	5,178,800	3.0
1,016,851	Voya High Yield Bond Fund - Class R6	6,965,432	4.0
5,202,450	Voya Intermediate Bond Fund - Class R6	44,949,172	26.0
1,104,642	Voya Large Cap Value Portfolio - Class R6	6,926,107	4.0
336,817	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,489,419	2.0
745,206	Voya Multi-Manager International Equity Fund - Class I	7,757,599	4.5
347,625	Voya Multi-Manager Mid Cap Value Fund - Class I	3,455,388	2.0
46,434	Voya Russell™ Large Cap Growth Index - Class I	3,473,711	2.0
1,690,516	Voya Short Term Bond Fund - Class R6	15,671,083	9.1
380,385	Voya U.S. Stock Index Portfolio - Class I	7,794,086	4.5
1,827,695	VY® BrandywineGLOBAL - Bond Portfolio - Class I	17,125,507	9.9
621,641	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	17,381,096	10.1
309,185	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3,465,965	2.0

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
33,722	VY® T. Rowe Price Growth Equity Portfolio - Class I	$3,469,656	2.0

	Total Mutual Funds (Cost $150,382,485)	147,103,021	85.1

	Total Long-Term Investments (Cost $175,717,087)	172,952,076	100.0

	Total Investments in Securities (Cost $175,717,087)	$172,952,076	100.0

	Liabilities in Excess of Other Assets	(80,123)	0.0
	Net Assets	$172,871,953	100.0

See Accompanying Notes to Financial Statements

59

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$25,849,055	$—	$—	$25,849,055
Mutual Funds	147,103,021	—	—	147,103,021
Total Investments, at fair value	$172,952,076	$—	$—	$172,952,076

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$5,499,096	$426,289	$(660,486)	$(86,099)	$5,178,800	$114,841	$(153,775)	$—
Voya High Yield Bond Fund - Class R6	7,464,269	330,601	(893,554)	64,116	6,965,432	238,747	(128,200)	—
Voya Intermediate Bond Fund - Class R6	43,208,479	7,977,084	(6,717,816)	481,425	44,949,172	978,824	(1,196,593)	—
Voya Large Cap Value Portfolio - Class R6	—	7,091,968	(419,049)	253,188	6,926,107	—	11,548	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,689,397	128,645	(500,811)	172,188	3,489,419	—	75,196	—
Voya Multi-Manager International Equity Fund - Class I	3,521,372	4,796,827	(804,914)	244,314	7,757,599	—	(65,135)	—
Voya Multi-Manager International Factors Fund - Class I	3,501,566	266,505	(3,670,108)	(97,963)	—	—	315,987	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,851,490	1,868,617	(350,967)	86,248	3,455,388	—	(52,495)	—
Voya Russell™ Large Cap Growth Index - Class I	6,749,542	164,543	(3,049,151)	(391,223)	3,473,711	14,757	1,247,710	129,397
Voya Short Term Bond Fund - Class R6	16,258,932	1,036,653	(1,575,916)	(48,586)	15,671,083	362,005	(55,783)	—
Voya Small Company Fund - Class R6	1,942,052	1,185	(1,693,992)	(249,245)	—	—	209,481	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	11,049,927	7,113	(11,707,352)	650,312	—	—	(189,289)	—
Voya U.S. Stock Index Portfolio - Class I	4,759,234	6,986,252	(4,084,845)	133,445	7,794,086	—	837,312	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	21,454,710	2,246,776	(7,396,650)	820,671	17,125,507	—	(1,384,086)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	18,673,616	93,055	(2,754,598)	1,369,023	17,381,096	—	(163,170)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,848,569	1,862,814	(516,864)	271,446	3,465,965	—	(146,274)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	4,794,756	19,204	(2,006,674)	662,370	3,469,656	—	117,122	—
	$156,267,007	$35,304,131	$(48,803,747)	$4,335,630	$147,103,021	$1,709,174	$(720,444)	$129,397

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

60

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $183,848,219.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$4,513,247
Gross Unrealized Depreciation	(15,409,391)
Net Unrealized Depreciation	$(10,896,144)

See Accompanying Notes to Financial Statements

61

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
161,007	Vanguard Long-Term Treasury ETF	$9,286,884	2.0
	Total Exchange-Traded Funds (Cost $9,774,410)	9,286,884	2.0

MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 98.0%
4,937,348	Voya Intermediate Bond Fund - Class R6	42,658,687	9.0
1,661,559	Voya International Index Portfolio - Class I	18,858,694	4.0
3,786,317	Voya Large Cap Value Portfolio - Class R6	23,740,205	5.0
923,441	Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,566,848	2.0
2,498,160	Voya Multi-Manager International Equity Fund - Class I	26,005,849	5.5
2,621,288	Voya Multi-Manager Mid Cap Value Fund - Class I	26,055,601	5.5
318,236	Voya Russell™ Large Cap Growth Index - Class I	23,807,247	5.0
1,545,021	Voya Short Term Bond Fund - Class R6	14,322,349	3.0
214,986 (1)	Voya Small Cap Growth Fund - Class R6	9,577,637	2.0
980,528	Voya Small Company Fund - Class R6	14,551,041	3.1
6,605,253	Voya U.S. Stock Index Portfolio - Class I	135,341,632	28.5
2,004,630	VY® BrandywineGLOBAL - Bond Portfolio - Class I	18,783,383	3.9
652,028	VY® Invesco Comstock Portfolio - Class I	14,272,888	3.0
1,704,475	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	47,657,108	10.0
2,331,475	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	26,135,833	5.5

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
138,674	VY® T. Rowe Price Growth Equity Portfolio - Class I	$14,268,168	3.0

	Total Mutual Funds (Cost $425,377,676)	465,603,170	98.0

	Total Long-Term Investments (Cost $435,152,086)	474,890,054	100.0

	Total Investments in Securities (Cost $435,152,086)	$474,890,054	100.0

	Assets in Excess of Other Liabilities	2,858	0.0
	Net Assets	$474,892,912	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

62

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,286,884	$—	$—	$9,286,884
Mutual Funds	465,603,170	—	—	465,603,170
Total Investments, at fair value	$474,890,054	$—	$—	$474,890,054

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$45,375,169	$5,076,873	$(8,124,016)	$330,661	$42,658,687	$992,316	$(1,147,321)	$—
Voya International Index Portfolio - Class I	—	19,751,070	(790,035)	(102,341)	18,858,694	396,995	13,199	—
Voya Large Cap Value Portfolio - Class R6	21,321,788	2,568,486	(4,858,099)	4,708,030	23,740,205	—	(2,807,353)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,010,087	763,672	(5,473,644)	266,733	9,566,848	—	463,305	—
Voya Multi-Manager International Equity Fund - Class I	13,566,178	13,306,434	(1,467,470)	600,707	26,005,849	—	(130,280)	—
Voya Multi-Manager International Factors Fund - Class I	18,334,990	878,506	(18,852,212)	(361,284)	—	—	1,435,360	—
Voya Multi-Manager Mid Cap Value Fund - Class I	20,895,931	6,100,995	(1,570,845)	629,520	26,055,601	—	232,575	—
Voya Russell™ Large Cap Growth Index - Class I	19,283,280	5,491,320	(3,080,716)	2,113,363	23,807,247	99,186	1,403,071	869,700
Voya Short Term Bond Fund - Class R6	13,538,920	1,888,766	(1,017,026)	(88,311)	14,322,349	321,056	(3,404)	—
Voya Small Cap Growth Fund - Class R6	9,583,248	24,383	(959,651)	929,657	9,577,637	—	178,092	—
Voya Small Company Fund - Class R6	14,336,716	1,383,574	(953,979)	(215,270)	14,551,041	—	59,643	—
Voya U.S. Stock Index Portfolio - Class I	134,732,287	8,596,264	(29,460,070)	21,473,151	135,341,632	—	(2,136,966)	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	17,967,120	2,778,272	(1,912,907)	(49,102)	18,783,383	—	(392,475)	—
VY® Invesco Comstock Portfolio - Class I	16,599,083	37,865	(3,423,547)	1,059,487	14,272,888	—	197,619	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	46,765,306	1,053,536	(3,587,924)	3,426,190	47,657,108	—	(209,185)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	20,876,076	6,115,358	(3,359,883)	2,504,282	26,135,833	—	(872,616)	—

See Accompanying Notes to Financial Statements

63

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® T. Rowe Price Growth Equity Portfolio - Class I	$19,162,434	$39,154	$(7,897,447)	$2,964,027	$14,268,168	$—	$247,984	$—
	$446,348,613	$75,854,528	$(96,789,471)	$40,189,500	$465,603,170	$1,809,553	$(3,468,752)	$869,700

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $450,718,118.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$45,781,392
Gross Unrealized Depreciation	(21,609,455)
Net Unrealized Appreciation	$24,171,937

See Accompanying Notes to Financial Statements

64

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.9%
18,147	Schwab U.S. TIPS ETF	$943,826	3.0
10,681	Vanguard Long-Term Treasury ETF	616,080	1.9
	Total Exchange-Traded Funds (Cost $1,633,482)	1,559,906	4.9

MUTUAL FUNDS: 95.1%
	Affiliated Investment Companies: 95.1%
177,005	Voya Global Bond Fund - Class R6	1,260,277	4.0
231,979	Voya High Yield Bond Fund - Class R6	1,589,054	5.0
840,312	Voya Intermediate Bond Fund - Class R6	7,260,296	23.0
252,021	Voya Large Cap Value Portfolio - Class R6	1,580,174	5.0
147,382 (1)	Voya MidCap Opportunities Portfolio - Class R6	792,914	2.5
136,050	Voya Multi-Manager International Equity Fund - Class I	1,416,276	4.5
79,309	Voya Multi-Manager Mid Cap Value Fund - Class I	788,328	2.5
12,711	Voya Russell™ Large Cap Growth Index - Class I	950,935	3.0
377,097	Voya Short Term Bond Fund - Class R6	3,495,690	11.1
43,510	Voya Small Company Fund - Class R6	645,694	2.1
177,417	Voya U.S. Stock Index Portfolio - Class I	3,635,281	11.5
300,348	VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,814,258	8.9
113,457	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,172,257	10.0
6,155	VY® T. Rowe Price Growth Equity Portfolio - Class I	633,238	2.0

	Total Mutual Funds (Cost $29,884,123)	30,034,672	95.1

	Total Long-Term Investments (Cost $31,517,605)	31,594,578	100.0

	Total Investments in Securities (Cost $31,517,605)	$31,594,578	100.0

	Liabilities in Excess of Other Assets	(11,509)	0.0
	Net Assets	$31,583,069	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

65

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,559,906	$—	$—	$1,559,906
Mutual Funds	30,034,672	—	—	30,034,672
Total Investments, at fair value	$31,594,578	$—	$—	$31,594,578

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$1,239,386	$159,266	$(106,254)	$(32,121)	$1,260,277	$27,206	$(23,911)	$—
Voya High Yield Bond Fund - Class R6	1,575,399	137,035	(129,062)	5,682	1,589,054	52,973	(19,327)	—
Voya Intermediate Bond Fund - Class R6	7,060,458	869,033	(636,159)	(33,036)	7,260,296	163,741	(90,639)	—
Voya Large Cap Value Portfolio - Class R6	—	1,598,574	(75,466)	57,066	1,580,174	—	2,297	—
Voya MidCap Opportunities Portfolio - Class R6	476,992	381,667	(63,015)	(2,730)	792,914	—	23,483	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	629,404	27,384	(613,245)	(43,543)	—	—	50,050	—
Voya Multi-Manager International Equity Fund - Class I	700,117	765,490	(63,346)	14,015	1,416,276	—	7,264	—
Voya Multi-Manager International Factors Fund - Class I	711,362	21,203	(696,133)	(36,432)	—	—	80,295	—
Voya Multi-Manager Mid Cap Value Fund - Class I	469,360	361,449	(58,776)	16,295	788,328	—	(3,288)	—
Voya Russell™ Large Cap Growth Index - Class I	1,301,798	80,960	(446,649)	14,826	950,935	4,005	173,422	35,119
Voya Short Term Bond Fund - Class R6	3,346,870	397,486	(232,206)	(16,460)	3,495,690	78,578	(5,764)	—
Voya Small Company Fund - Class R6	655,024	57,006	(55,377)	(10,959)	645,694	—	3,025	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,555,351	24,951	(1,696,078)	115,776	—	—	(48,942)	—
Voya U.S. Stock Index Portfolio - Class I	2,067,749	2,259,272	(936,295)	244,555	3,635,281	—	176,672	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,034,591	318,707	(560,604)	21,564	2,814,258	—	(94,988)	—
VY® Invesco Comstock Portfolio - Class I	639,179	9,980	(678,255)	29,096	—	—	(5,444)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,153,737	122,825	(331,884)	227,579	3,172,257	—	(13,497)	—

See Accompanying Notes to Financial Statements

66

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® T. Rowe Price Growth Equity Portfolio - Class I	$971,010	$29,556	$(431,147)	$63,819	$633,238	$—	$89,470	$—
	$29,587,787	$7,621,844	$(7,809,951)	$634,992	$30,034,672	$326,503	$300,178	$35,119

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $34,098,832.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,097,805
Gross Unrealized Depreciation	(3,602,059)
Net Unrealized Depreciation	$(2,504,254)

See Accompanying Notes to Financial Statements

67

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.2%
569,152	Schwab U.S. TIPS ETF	$29,601,596	7.0
278,370	Vanguard FTSE Developed Markets ETF	13,757,045	3.2
143,569	Vanguard Long-Term Treasury ETF	8,281,060	2.0
	Total Exchange-Traded Funds (Cost $49,934,592)	51,639,701	12.2

MUTUAL FUNDS: 87.8%
	Affiliated Investment Companies: 87.8%
1,781,614	Voya Global Bond Fund - Class R6	12,685,092	3.0
1,556,181	Voya High Yield Bond Fund - Class R6	10,659,840	2.5
11,520,387	Voya Intermediate Bond Fund - Class R6	99,536,145	23.5
2,706,193	Voya Large Cap Value Portfolio - Class R6	16,967,828	4.0
824,931	Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,546,284	2.0
3,449,615	Voya Multi-Manager International Equity Fund - Class I	35,910,494	8.5
957,437	Voya Multi-Manager Mid Cap Value Fund - Class I	9,516,926	2.2
113,723	Voya Russell™ Large Cap Growth Index - Class I	8,507,621	2.0
1,725,076	Voya Short Term Bond Fund - Class R6	15,991,456	3.8
72,021 (1)	Voya Small Cap Growth Fund - Class R6	3,208,540	0.8
218,981	Voya Small Company Fund - Class R6	3,249,679	0.8
2,898,676	Voya U.S. Stock Index Portfolio - Class I	59,393,865	14.0
2,798,438	VY® BrandywineGLOBAL - Bond Portfolio - Class I	26,221,367	6.2
1,522,673	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	42,573,944	10.0
946,696	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	10,612,457	2.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
82,588	VY® T. Rowe Price Growth Equity Portfolio- Class I	$8,497,469	2.0

	Total Mutual Funds (Cost $362,336,645)	372,079,007	87.8

	Total Long-Term Investments
	(Cost $412,271,237)	423,718,708	100.0

	Total Investments in Securities
	(Cost $412,271,237)	$423,718,708	100.0

	Liabilities in Excess of Other Assets	(71,380)	0.0
	Net Assets	$423,647,328	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

68

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$51,639,701	$—	$—	$51,639,701
Mutual Funds	372,079,007	—	—	372,079,007
Total Investments, at fair value	$423,718,708	$—	$—	$423,718,708

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$13,215,337	$1,375,818	$(1,752,694)	$(153,369)	$12,685,092	$281,864	$(430,346)	$—
Voya High Yield Bond Fund - Class R6	8,960,486	2,679,676	(884,547)	(95,775)	10,659,840	304,437	29,315	—
Voya Intermediate Bond Fund - Class R6	90,086,678	23,241,860	(14,664,813)	872,420	99,536,145	2,161,992	(2,379,594)	—
Voya Large Cap Value Portfolio - Class R6	—	17,864,426	(1,503,675)	607,077	16,967,828	—	44,670	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,427,962	52,729	(5,017,384)	82,977	8,546,284	—	327,363	—
Voya Multi-Manager International Equity Fund - Class I	17,200,503	22,214,704	(4,612,060)	1,107,347	35,910,494	—	(608,833)	—
Voya Multi-Manager International Factors Fund - Class I	21,811,000	912,172	(23,115,110)	391,938	—	—	918,340	—
Voya Multi-Manager Mid Cap Value Fund - Class I	6,673,393	4,182,650	(1,782,894)	443,777	9,516,926	—	(254,258)	—
Voya Russell™ Large Cap Growth Index - Class I	13,893,772	408,264	(5,337,202)	(457,213)	8,507,621	35,653	2,326,779	312,619
Voya Short Term Bond Fund - Class R6	13,038,691	4,409,293	(1,381,019)	(75,509)	15,991,456	313,052	(4,124)	—
Voya Small Cap Growth Fund - Class R6	4,590,781	41,066	(1,573,792)	150,485	3,208,540	—	277,651	—
Voya Small Company Fund - Class R6	4,662,558	103,996	(1,362,251)	(154,624)	3,249,679	—	76,043	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	22,117,029	42,770	(25,444,691)	3,284,892	—	—	(2,348,305)	—
Voya U.S. Stock Index Portfolio - Class I	70,134,229	5,515,918	(26,214,767)	9,958,485	59,393,865	—	(330,155)	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	29,858,780	6,396,029	(11,666,544)	1,633,102	26,221,367	—	(2,410,718)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	44,846,167	336,714	(5,662,871)	3,053,934	42,573,944	—	(109,935)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	6,666,617	4,709,574	(1,820,382)	1,056,648	10,612,457	—	(579,231)	—

See Accompanying Notes to Financial Statements

69

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® T. Rowe Price Growth Equity Portfolio - Class I	$9,210,970	$51,438	$(2,139,258)	$1,374,319	$8,497,469	$—	$293,707	$—
	$390,394,953	$94,539,097	$(135,935,954)	$23,080,911	$372,079,007	$3,096,998	$(5,161,631)	$312,619

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $432,616,907.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$23,181,303
Gross Unrealized Depreciation	(32,079,502)
Net Unrealized Depreciation	$(8,898,199)

See Accompanying Notes to Financial Statements

70

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.0%
31,982	Schwab U.S. TIPS ETF	$1,663,384	3.0
56,152	Vanguard FTSE Developed Markets ETF	2,775,032	5.0
18,824	Vanguard Long-Term Treasury ETF	1,085,768	2.0
	Total Exchange-Traded Funds (Cost $5,119,680)	5,524,184	10.0
MUTUAL FUNDS: 90.1%
	Affiliated Investment Companies: 90.1%
163,451	Voya High Yield Bond Fund - Class R6	1,119,642	2.0
1,287,152	Voya Intermediate Bond Fund - Class R6	11,120,994	20.0
266,386	Voya Large Cap Value Portfolio - Class R6	1,670,240	3.0
108,285	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,121,829	2.0
559,591	Voya Multi-Manager International Equity Fund - Class I	5,825,344	10.5
167,655	Voya Multi-Manager Mid Cap Value Fund - Class I	1,666,491	3.0
22,391	Voya Russell™ Large Cap Growth Index - Class I	1,675,051	3.0
120,775	Voya Short Term Bond Fund - Class R6	1,119,589	2.0
12,604 (1)	Voya Small Cap Growth Fund - Class R6	561,521	1.0
76,648	Voya Small Company Fund - Class R6	1,137,458	2.1
502,773	Voya U.S. Stock Index Portfolio - Class I	10,301,818	18.5
352,741	VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,305,184	5.9
50,971	VY® Invesco Comstock Portfolio - Class I	1,115,748	2.0
199,865	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,588,236	10.1
149,116	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,671,588	3.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
10,841	VY® T. Rowe Price Growth Equity Portfolio - Class I	$1,115,411	2.0

	Total Mutual Funds (Cost $46,595,688)	50,116,144	90.1

	Total Long-Term Investments (Cost $51,715,368)	55,640,328	100.1

	Total Investments in Securities (Cost $51,715,368)	$55,640,328	100.1
	Liabilities in Excess of Other Assets	(34,797)	(0.1)
	Net Assets	$55,605,531	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

 71

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,524,184	$—	$—	$5,524,184
Mutual Funds	50,116,144	—	—	50,116,144
Total Investments, at fair value	$55,640,328	$—	$—	$55,640,328

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$1,074,319	$189,053	$(130,277)	$(13,453)	$1,119,642	$36,217	$4,417	$—
Voya Intermediate Bond Fund - Class R6	9,466,225	3,307,889	(1,589,792)	(63,328)	11,120,994	231,487	(90,189)	—
Voya Large Cap Value Portfolio - Class R6	—	1,715,545	(103,837)	58,532	1,670,240	—	3,326	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,147,738	147,195	(1,137,341)	(35,763)	1,121,829	—	97,130	—
Voya Multi-Manager International Equity Fund - Class I	2,669,938	3,713,127	(651,361)	93,640	5,825,344	—	(14,731)	—
Voya Multi-Manager International Factors Fund - Class I	3,229,526	414,459	(3,510,025)	(133,960)	—	—	338,080	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,068,541	732,861	(200,408)	65,497	1,666,491	—	(30,366)	—
Voya Russell™ Large Cap Growth Index - Class I	1,664,112	236,572	(347,417)	121,784	1,675,051	6,933	147,938	60,791
Voya Short Term Bond Fund - Class R6	1,040,822	220,177	(134,977)	(6,433)	1,119,589	24,433	(283)	—
Voya Small Cap Growth Fund - Class R6	550,108	56,283	(92,175)	47,305	561,521	—	16,001	—
Voya Small Company Fund - Class R6	1,115,282	184,294	(141,305)	(20,813)	1,137,458	—	9,721	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,592,798	72,956	(1,759,046)	93,292	—	—	(25,229)	—
Voya U.S. Stock Index Portfolio - Class I	10,584,132	1,349,672	(2,711,674)	1,079,688	10,301,818	—	423,376	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,603,507	886,752	(1,252,985)	67,910	3,305,184	—	(160,092)	—
VY® Invesco Comstock Portfolio - Class I	1,088,743	112,566	(181,837)	96,276	1,115,748	—	(7,151)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,378,607	590,161	(902,167)	521,635	5,588,236	—	(153,678)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,068,407	737,198	(265,995)	131,978	1,671,588	—	(52,714)	—

See Accompanying Notes to Financial Statements

 72

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio
as of June 30, 2024 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® T. Rowe Price Growth Equity Portfolio - Class I	$1,102,836	$112,565	$(238,821)	$138,831	$1,115,411	$—	$68,711	$—
	$48,445,641	$14,779,325	$(15,351,440)	$2,242,618	$50,116,144	$299,070	$574,267	$60,791

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $56,499,955.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$3,944,944
Gross Unrealized Depreciation	(4,804,571)
Net Unrealized Depreciation	$(859,627)

See Accompanying Notes to Financial Statements

 73

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.4%
784,564	Vanguard FTSE Developed Markets ETF	$38,773,153	6.5
202,319	Vanguard Long-Term Treasury ETF	11,669,760	1.9
	Total Exchange-Traded Funds (Cost $42,919,112)	50,442,913	8.4
MUTUAL FUNDS: 91.6%
	Affiliated Investment Companies: 91.6%
1,752,924	Voya High Yield Bond Fund - Class R6	12,007,530	2.0
11,039,607	Voya Intermediate Bond Fund - Class R6	95,382,202	16.0
2,856,757	Voya Large Cap Value Portfolio - Class R6	17,911,866	3.0
1,741,859	Voya Multi-Manager Emerging Markets Equity Fund - Class I	18,045,654	3.0
6,851,118	Voya Multi-Manager International Equity Fund - Class I	71,320,133	12.0
1,797,980	Voya Multi-Manager Mid Cap Value Fund - Class I	17,871,923	3.0
240,115	Voya Russell™ Large Cap Growth Index - Class I	17,963,003	3.0
135,172 (1)	Voya Small Cap Growth Fund - Class R6	6,021,901	1.0
822,002	Voya Small Company Fund - Class R6	12,198,513	2.1
7,431,847	Voya U.S. Stock Index Portfolio - Class I	152,278,542	25.5
2,521,026	VY® BrandywineGLOBAL - Bond Portfolio - Class I	23,622,011	4.0
546,616	VY® Invesco Comstock Portfolio - Class I	11,965,424	2.0
2,143,382	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	59,928,957	10.0
1,599,156	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	17,926,537	3.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
116,258	VY® T. Rowe Price Growth Equity Portfolio - Class I	$11,961,811	2.0

	Total Mutual Funds (Cost $508,464,559)	546,406,007	91.6

	Total Long-Term Investments (Cost $551,383,671)	596,848,920	100.0

	Total Investments in Securities (Cost $551,383,671)	$596,848,920	100.0
	Liabilities in Excess of Other Assets	(113,270)	0.0
	Net Assets	$596,735,650	100.0

(1)     Non-income producing security.

See Accompanying Notes to Financial Statements

 74

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$50,442,913	$—	$—	$50,442,913
Mutual Funds	546,406,007	—	—	546,406,007
Total Investments, at fair value	$596,848,920	$—	$—	$596,848,920

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$11,582,297	$1,247,621	$(698,928)	$(123,460)	$12,007,530	$393,422	$22,865	$—
Voya Intermediate Bond Fund - Class R6	79,521,179	23,148,991	(6,921,166)	(366,802)	95,382,202	1,983,928	(966,342)	—
Voya Large Cap Value Portfolio - Class R6	17,610,932	386,854	(3,770,389)	3,684,469	17,911,866	—	(2,199,253)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	29,217,667	361,089	(15,394,602)	3,861,500	18,045,654	—	(2,800,653)	—
Voya Multi-Manager International Equity Fund - Class I	34,607,761	39,366,276	(4,638,330)	1,984,426	71,320,133	—	(935,456)	—
Voya Multi-Manager International Factors Fund - Class I	40,674,015	1,578,536	(43,868,968)	1,616,417	—	—	910,347	—
Voya Multi-Manager Mid Cap Value Fund - Class I	11,513,854	6,947,904	(991,039)	401,204	17,871,923	—	(30,736)	—
Voya Russell™ Large Cap Growth Index - Class I	17,916,410	1,039,863	(2,733,255)	1,739,985	17,963,003	74,302	1,198,929	651,508
Voya Small Cap Growth Fund - Class R6	5,936,683	104,685	(598,392)	578,925	6,021,901	—	103,834	—
Voya Small Company Fund - Class R6	11,885,845	1,166,290	(679,012)	(174,610)	12,198,513	—	42,781	—
Voya U.S. Stock Index Portfolio - Class I	143,315,127	15,415,409	(26,104,968)	19,652,974	152,278,542	—	1,648,510	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	28,204,300	3,781,330	(9,387,400)	1,023,781	23,622,011	—	(1,792,277)	—
VY® Invesco Comstock Portfolio - Class I	17,530,366	240,882	(6,616,218)	810,394	11,965,424	—	368,626	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	57,898,732	1,705,851	(3,914,232)	4,238,606	59,928,957	—	(264,338)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	11,654,664	6,886,680	(2,213,485)	1,598,678	17,926,537	—	(741,172)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	17,810,998	240,883	(9,754,092)	3,664,022	11,961,811	—	(825,013)	—
	$536,880,830	$103,619,144	$(138,284,476)	$44,190,509	$546,406,007	$2,451,652	$(6,259,348)	$651,508

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

 75

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $574,323,877.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$52,650,808
Gross Unrealized Depreciation	(30,125,765)
Net Unrealized Appreciation	$22,525,043

See Accompanying Notes to Financial Statements

 76

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.4%
68,372	Vanguard FTSE Developed Markets ETF	$3,378,944	7.5
15,281	Vanguard Long-Term Treasury ETF	881,408	1.9
	Total Exchange-Traded Funds (Cost $3,760,295)	4,260,352	9.4
MUTUAL FUNDS: 90.6%
	Affiliated Investment Companies: 90.6%
132,722	Voya High Yield Bond Fund - Class R6	909,148	2.0
365,847	Voya Intermediate Bond Fund - Class R6	3,160,919	7.0
288,422	Voya Large Cap Value Portfolio - Class R6	1,808,405	4.0
175,847	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,821,774	4.0
605,889	Voya Multi-Manager International Equity Fund - Class I	6,307,300	14.0
158,834	Voya Multi-Manager Mid Cap Value Fund - Class I	1,578,814	3.5
24,240	Voya Russell™ Large Cap Growth Index - Class I	1,813,417	4.0
15,352 (1)	Voya Small Cap Growth Fund - Class R6	683,953	1.5
77,800	Voya Small Company Fund - Class R6	1,154,554	2.6
617,888	Voya U.S. Stock Index Portfolio - Class I	12,660,520	28.0
143,200	VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,341,780	3.0
62,085	VY® Invesco Comstock Portfolio - Class I	1,359,033	3.0
121,719	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,403,273	7.5
141,268	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,583,610	3.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
13,203	VY® T. Rowe Price Growth Equity Portfolio - Class I	$1,358,483	3.0

	Total Mutual Funds (Cost $36,561,354)	40,944,983	90.6

	Total Long-Term Investments (Cost $40,321,649)	45,205,335	100.0

	Total Investments in Securities (Cost $40,321,649)	$45,205,335	100.0
	Liabilities in Excess of Other Assets	(16,004)	0.0
	Net Assets	$45,189,331	100.0

(1)     Non-income producing security.

See Accompanying Notes to Financial Statements

 77

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,260,352	$—	$—	$4,260,352
Mutual Funds	40,944,983	—	—	40,944,983
Total Investments, at fair value	$45,205,335	$—	$—	$45,205,335

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$791,812	$196,471	$(70,088)	$(9,047)	$909,148	$27,500	$2,449	$—
Voya Intermediate Bond Fund - Class R6	2,720,608	778,505	(296,454)	(41,740)	3,160,919	65,463	(2,253)	—
Voya Large Cap Value Portfolio - Class R6	1,704,722	248,693	(237,623)	92,613	1,808,405	—	46,630	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,991,981	233,891	(477,372)	73,274	1,821,774	—	28,389	—
Voya Multi-Manager International Equity Fund - Class I	2,734,608	4,069,543	(584,229)	87,378	6,307,300	—	(7,788)	—
Voya Multi-Manager International Factors Fund - Class I	3,158,683	593,512	(3,584,042)	(168,153)	—	—	371,139	—
Voya Multi-Manager Mid Cap Value Fund - Class I	982,535	663,424	(116,479)	49,334	1,578,814	—	(17,050)	—
Voya Russell™ Large Cap Growth Index - Class I	1,635,675	300,487	(280,277)	157,532	1,813,417	7,230	116,007	63,395
Voya Small Cap Growth Fund - Class R6	608,205	86,198	(71,217)	60,767	683,953	—	10,903	—
Voya Small Company Fund - Class R6	1,028,264	230,781	(88,142)	(16,349)	1,154,554	—	6,449	—
Voya U.S. Stock Index Portfolio - Class I	11,391,369	1,937,778	(1,930,063)	1,261,436	12,660,520	—	410,268	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,141,846	366,261	(157,081)	(9,246)	1,341,780	—	(16,059)	—
VY® Invesco Comstock Portfolio - Class I	1,203,814	182,041	(129,226)	102,404	1,359,033	—	(3,706)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,971,624	494,963	(345,294)	281,980	3,403,273	—	(73,279)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	982,137	659,532	(155,392)	97,333	1,583,610	—	(24,897)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,321,726	174,981	(303,074)	164,850	1,358,483	—	81,067	—
	$36,369,609	$11,217,061	$(8,826,053)	$2,184,366	$40,944,983	$100,193	$928,269	$63,395

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

 78

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $44,316,572.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,903,519
Gross Unrealized Depreciation	(4,014,755)
Net Unrealized Appreciation	$888,764

See Accompanying Notes to Financial Statements

 79

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.4%
709,830	Vanguard FTSE Developed Markets ETF	$35,079,798	7.5
158,641	Vanguard Long-Term Treasury ETF	9,150,413	1.9
	Total Exchange-Traded Funds (Cost $38,408,637)	44,230,211	9.4

MUTUAL FUNDS: 90.6%
	Affiliated Investment Companies: 90.6%
1,375,431	Voya High Yield Bond Fund - Class R6	9,421,705	2.0
1,624,155	Voya Intermediate Bond Fund - Class R6	14,032,700	3.0
2,988,926	Voya Large Cap Value Portfolio - Class R6	18,740,568	4.0
2,277,877	Voya Multi-Manager Emerging Markets Equity Fund - Class I	23,598,810	5.1
7,170,888	Voya Multi-Manager International Equity Fund - Class I	74,648,945	15.9
1,646,012	Voya Multi-Manager Mid Cap Value Fund - Class I	16,361,359	3.5
251,200	Voya Russell™ Large Cap Growth Index - Class I	18,792,274	4.0
159,100 (1)	Voya Small Cap Growth Fund - Class R6	7,087,890	1.5
806,253	Voya Small Company Fund - Class R6	11,964,801	2.6
7,317,895	Voya U.S. Stock Index Portfolio - Class I	149,943,674	32.0
643,383	VY® Invesco Comstock Portfolio - Class I	14,083,647	3.0
1,261,382	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	35,268,238	7.5
1,463,979	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	16,411,210	3.5

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
136,825	VY® T. Rowe Price Growth Equity Portfolio - Class I	$14,077,932	3.0
	Total Mutual Funds (Cost $378,741,512)	424,433,753	90.6
	Total Long-Term Investments (Cost $417,150,149)	468,663,964	100.0
	Total Investments in Securities (Cost $417,150,149)	$468,663,964	100.0
	Liabilities in Excess of Other Assets	(55,859)	0.0
	Net Assets	$468,608,105	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

80

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$44,230,211	$—	$—	$44,230,211
Mutual Funds	424,433,753	—	—	424,433,753
Total Investments, at fair value	$468,663,964	$—	$—	$468,663,964

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$9,018,224	$1,157,139	$(653,659)	$(99,999)	$9,421,705	$304,507	$21,691	$—
Voya Intermediate Bond Fund - Class R6	13,088,001	2,864,166	(1,713,924)	(205,543)	14,032,700	304,511	(25,549)	—
Voya Large Cap Value Portfolio - Class R6	19,427,051	503,532	(6,047,242)	4,857,227	18,740,568	—	(3,270,382)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	27,317,180	374,375	(8,106,348)	4,013,603	23,598,810	—	(2,592,238)	—
Voya Multi-Manager International Equity Fund - Class I	40,332,405	37,342,757	(6,137,240)	3,111,023	74,648,945	—	(1,764,555)	—
Voya Multi-Manager International Factors Fund - Class I	40,610,833	2,258,317	(43,838,284)	969,134	—	—	1,553,785	—
Voya Multi-Manager Mid Cap Value Fund - Class I	11,206,010	5,702,499	(1,112,979)	565,829	16,361,359	—	(175,883)	—
Voya Russell™ Large Cap Growth Index - Class I	17,424,702	1,983,413	(2,478,622)	1,862,781	18,792,274	76,846	1,057,996	673,817
Voya Small Cap Growth Fund - Class R6	6,934,933	110,075	(647,178)	690,060	7,087,890	—	101,908	—
Voya Small Company Fund - Class R6	11,482,344	1,447,410	(795,675)	(169,278)	11,964,801	—	48,512	—
Voya U.S. Stock Index Portfolio - Class I	148,191,282	5,968,614	(27,067,808)	22,851,586	149,943,674	—	(1,752,664)	—
VY® Invesco Comstock Portfolio - Class I	13,650,236	384,256	(1,020,612)	1,069,767	14,083,647	—	45,254	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	33,769,650	1,727,405	(2,776,026)	2,547,209	35,268,238	—	(243,464)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	11,198,906	5,674,930	(1,967,221)	1,504,595	16,411,210	—	(669,469)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	16,160,382	229,213	(5,259,363)	2,947,700	14,077,932	—	(111,331)	—
	$419,812,139	$67,728,101	$(109,622,181)	$46,515,694	$424,433,753	$685,864	$(7,776,389)	$673,817

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

81

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $435,992,041.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$53,869,730
Gross Unrealized Depreciation	(21,197,807)
Net Unrealized Appreciation	$32,671,923

See Accompanying Notes to Financial Statements

82

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.4%
62,025	Vanguard FTSE Developed Markets ETF	$3,065,276	7.5
13,862	Vanguard Long-Term Treasury ETF	799,560	1.9
	Total Exchange-Traded Funds (Cost $3,440,633)	3,864,836	9.4

MUTUAL FUNDS: 90.6%
	Affiliated Investment Companies: 90.6%
95,111	Voya Intermediate Bond Fund - Class R6	821,763	2.0
261,892	Voya Large Cap Value Portfolio - Class R6	1,642,064	4.0
199,582	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,067,670	5.0
629,042	Voya Multi-Manager International Equity Fund - Class I	6,548,324	16.0
164,828	Voya Multi-Manager Mid Cap Value Fund - Class I	1,638,393	4.0
22,009	Voya Russell™ Large Cap Growth Index - Class I	1,646,524	4.0
13,940 (1)	Voya Small Cap Growth Fund - Class R6	621,032	1.5
70,642	Voya Small Company Fund - Class R6	1,048,327	2.6
681,260	Voya U.S. Stock Index Portfolio - Class I	13,959,021	34.0
56,373	VY® Invesco Comstock Portfolio - Class I	1,234,010	3.0
110,521	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,090,165	7.5
146,598	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,643,366	4.0
11,988	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,233,465	3.0
	Total Mutual Funds (Cost $32,488,873)	37,194,124	90.6
	Total Long-Term Investments (Cost $35,929,506)	41,058,960	100.0
	Total Investments in Securities (Cost $35,929,506)	$41,058,960	100.0
	Liabilities in Excess of Other Assets	(18,887)	0.0
	Net Assets	$41,040,073	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

83

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,864,836	$—	$—	$3,864,836
Mutual Funds	37,194,124	—	—	37,194,124
Total Investments, at fair value	$41,058,960	$—	$—	$41,058,960

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$1,078,254	$259,490	$(497,233)	$(18,748)	$821,763	$20,047	$479	$—
Voya Large Cap Value Portfolio - Class R6	1,536,029	206,836	(191,747)	90,946	1,642,064	—	38,547	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,138,871	234,624	(434,726)	128,901	2,067,670	—	(5,010)	—
Voya Multi-Manager International Equity Fund - Class I	3,200,654	3,617,999	(422,539)	152,210	6,548,324	—	(41,761)	—
Voya Multi-Manager International Factors Fund - Class I	3,068,935	454,652	(3,345,387)	(178,200)	—	—	378,400	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,064,048	629,404	(113,141)	58,082	1,638,393	—	(18,797)	—
Voya Russell™ Large Cap Growth Index - Class I	1,381,550	321,179	(209,755)	153,550	1,646,524	6,566	88,233	57,570
Voya Small Cap Growth Fund - Class R6	548,318	68,857	(53,968)	57,825	621,032	—	8,359	—
Voya Small Company Fund - Class R6	927,156	201,592	(67,093)	(13,328)	1,048,327	—	4,816	—
Voya U.S. Stock Index Portfolio - Class I	12,970,721	1,779,718	(2,206,571)	1,415,153	13,959,021	—	475,291	—
VY® Invesco Comstock Portfolio - Class I	1,084,119	153,509	(96,625)	93,007	1,234,010	—	(1,197)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,784,914	1,309,666	(202,514)	198,099	3,090,165	—	(34,401)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,064,112	626,776	(164,826)	117,304	1,643,366	—	(35,669)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,281,911	145,333	(330,397)	136,618	1,233,465	—	97,514	—
	$33,129,592	$10,009,635	$(8,336,522)	$2,391,419	$37,194,124	$26,613	$954,804	$57,570

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

84

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $39,322,713.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,736,247
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$1,736,247

See Accompanying Notes to Financial Statements

85

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.4%
266,248	Vanguard FTSE Developed Markets ETF	$13,157,976	7.5
59,504	Vanguard Long-Term Treasury ETF	3,432,191	1.9

	Total Exchange-Traded Funds
	(Cost $14,491,540)	16,590,167	9.4

MUTUAL FUNDS: 90.6%
	Affiliated Investment Companies: 90.6%
202,622	Voya Intermediate Bond Fund - Class R6	1,750,658	1.0
1,120,412	Voya Large Cap Value Portfolio - Class R6	7,024,985	4.0
853,864	Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,846,031	5.1
2,687,161	Voya Multi-Manager International Equity Fund - Class I	27,973,343	15.9
705,157	Voya Multi-Manager Mid Cap Value Fund - Class I	7,009,262	4.0
94,161	Voya Russell™ Large Cap Growth Index - Class I	7,044,210	4.0
59,639 (1)	Voya Small Cap Growth Fund - Class R6	2,656,932	1.5
302,233	Voya Small Company Fund - Class R6	4,485,131	2.6
3,000,271	Voya U.S. Stock Index Portfolio - Class I	61,475,552	35.0
241,174	VY® Invesco Comstock Portfolio - Class I	5,279,301	3.0
472,831	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	13,220,357	7.5
627,175	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	7,030,629	4.0
51,288	VY® T. Rowe Price Growth Equity Portfolio - Class I	5,277,036	3.0

	Total Mutual Funds
	(Cost $139,030,413)	159,073,427	90.6

	Total Long-Term
	Investments
	(Cost $153,521,953)	175,663,594	100.0

	Total Investments in
	Securities
	(Cost $153,521,953)	$175,663,594	100.0
	Liabilities in Excess of Other Assets	(13,629)	0.0
	Net Assets	$175,649,965	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

86

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Signifiicant Other Observable Inputs (Level 2)	Signifiicant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$16,590,167	$—	$—	$16,590,167
Mutual Funds	159,073,427	—	—	159,073,427
Total Investments, at fair value	$175,663,594	$—	$—	$175,663,594

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$3,114,800	$571,635	$(1,880,063)	$(55,714)	$1,750,658	$49,661	$(1,886)	$—
Voya Large Cap Value Portfolio - Class R6	6,951,529	333,035	(1,131,990)	872,411	7,024,985	—	(287,314)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	11,429,183	327,909	(4,241,811)	1,330,750	8,846,031	—	(775,471)	—
Voya Multi-Manager International Equity Fund - Class I	14,485,231	14,206,005	(1,578,511)	860,618	27,973,343	—	(359,150)	—
Voya Multi-Manager International Factors Fund - Class I	14,453,795	1,117,162	(15,103,605)	(467,352)	—	—	1,408,908	—
Voya Multi-Manager Mid Cap Value Fund - Class I	4,811,481	2,316,947	(346,964)	227,798	7,009,262	—	(46,509)	—
Voya Russell™ Large Cap Growth Index - Class I	6,227,492	874,237	(789,883)	732,364	7,044,210	28,724	350,318	251,866
Voya Small Cap Growth Fund - Class R6	2,480,855	94,246	(181,605)	263,436	2,656,932	—	31,651	—
Voya Small Company Fund - Class R6	4,165,590	580,967	(205,234)	(56,192)	4,485,131	—	13,585	—
Voya U.S. Stock Index Portfolio - Class I	58,670,860	2,960,531	(8,919,644)	8,763,805	61,475,552	—	(172,797)	—
VY® Invesco Comstock Portfolio - Class I	4,900,836	256,687	(275,269)	397,047	5,279,301	—	15,136	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	8,068,046	4,991,861	(663,021)	823,471	13,220,357	—	(96,149)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4,782,021	2,335,918	(686,488)	599,178	7,030,629	—	(226,500)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	5,772,868	190,024	(1,612,346)	926,490	5,277,036	—	124,378	—
	$150,314,587	$31,157,164	$(37,616,434)	$15,218,110	$159,073,427	$78,385	$(21,800)	$251,866

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

87

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $163,690,249.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$22,171,235
Gross Unrealized Depreciation	(10,197,890)
Net Unrealized Appreciation	$11,973,345

See Accompanying Notes to Financial Statements

88

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.5%
49,069	Vanguard FTSE Developed Markets ETF	$2,424,990	7.5
10,966	Vanguard Long-Term Treasury ETF	632,519	2.0

	Total Exchange-Traded Funds
	(Cost $2,786,566)	3,057,509	9.5

MUTUAL FUNDS: 90.6%
	Affiliated Investment Companies: 90.6%
37,027	Voya Intermediate Bond Fund - Class R6	319,912	1.0
205,924	Voya Large Cap Value Portfolio - Class R6	1,291,144	4.0
156,937	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,625,863	5.1
493,174	Voya Multi-Manager International Equity Fund - Class I	5,133,938	15.9
129,602	Voya Multi-Manager Mid Cap Value Fund - Class I	1,288,241	4.0
17,306	Voya Russell™ Large Cap Growth Index - Class I	1,294,671	4.0
10,962 (1)	Voya Small Cap Growth Fund - Class R6	488,335	1.5
55,552	Voya Small Company Fund - Class R6	824,388	2.6
551,425	Voya U.S. Stock Index Portfolio - Class I	11,298,698	35.0
44,326	VY® Invesco Comstock Portfolio - Class I	970,305	3.0
86,904	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,429,824	7.5
115,270	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,292,172	4.0
9,426	VY® T. Rowe Price Growth Equity Portfolio - Class I	969,874	3.0

	Total Mutual Funds
	(Cost $25,476,243)	29,227,365	90.6

	Total Long-Term
	Investments
	(Cost $28,262,809)	32,284,874	100.1

	Total Investments in
	Securities
	(Cost $28,262,809)	$32,284,874	100.1
	Liabilities in Excess of Other Assets	(38,073)	(0.1)
	Net Assets	$32,246,801	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

89

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Signifiicant Other Observable Inputs (Level 2)	Signifiicant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,057,509	$—	$—	$3,057,509
Mutual Funds	29,227,365	—	—	29,227,365
Total Investments, at fair value	$32,284,874	$—	$—	$32,284,874

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$279,470	$110,723	$(65,201)	$(5,080)	$319,912	$7,025	$528	$—
Voya Large Cap Value Portfolio - Class R6	1,219,187	171,999	(169,606)	69,564	1,291,144	—	23,675	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,980,664	195,426	(671,139)	120,912	1,625,863	—	(20,372)	—
Voya Multi-Manager International Equity Fund - Class I	2,550,751	2,871,440	(406,265)	118,012	5,133,938	—	(31,023)	—
Voya Multi-Manager International Factors Fund - Class I	2,588,176	384,938	(2,819,487)	(153,627)	—	—	320,590	—
Voya Multi-Manager Mid Cap Value Fund - Class I	844,474	498,051	(102,574)	48,290	1,288,241	—	(17,616)	—
Voya Russell™ Large Cap Growth Index - Class I	1,097,951	254,148	(174,669)	117,241	1,294,671	5,210	73,155	45,683
Voya Small Cap Growth Fund - Class R6	434,982	54,510	(45,926)	44,769	488,335	—	7,136	—
Voya Small Company Fund - Class R6	735,400	160,681	(60,432)	(11,261)	824,388	—	4,352	—
Voya U.S. Stock Index Portfolio - Class I	9,870,781	1,803,326	(1,570,596)	1,195,187	11,298,698	—	288,929	—
VY® Invesco Comstock Portfolio - Class I	860,190	121,979	(86,432)	74,568	970,305	—	(2,195)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,141,901	366,408	(279,326)	200,841	2,429,824	—	(49,848)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	844,805	495,853	(141,287)	92,801	1,292,172	—	(29,235)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,018,388	113,700	(268,736)	106,522	969,874	—	77,798	—
	$26,467,120	$7,603,182	$(6,861,676)	$2,018,739	$29,227,365	$12,235	$645,874	$45,683

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

90

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $31,183,054.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,029,917
Gross Unrealized Depreciation	(2,928,097)
Net Unrealized Appreciation	$1,101,820

See Accompanying Notes to Financial Statements

91

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.9%
29,864	Vanguard FTSE Developed Markets ETF	$1,475,879	8.0
6,257	Vanguard Long-Term Treasury ETF	360,904	1.9

	Total Exchange-Traded Funds
	(Cost $1,689,692)	1,836,783	9.9

MUTUAL FUNDS: 90.2%
	Affiliated Investment Companies: 90.2%
118,408	Voya Large Cap Value Portfolio - Class R6	742,420	4.0
90,235	Voya Multi-Manager Emerging Markets Equity Fund - Class I	934,829	5.0
293,479	Voya Multi-Manager International Equity Fund - Class I	3,055,117	16.5
74,523	Voya Multi-Manager Mid Cap Value Fund - Class I	740,759	4.0
9,951	Voya Russell™ Large Cap Growth Index - Class I	744,427	4.0
6,303 (1)	Voya Small Cap Growth Fund - Class R6	280,780	1.5
31,938	Voya Small Company Fund - Class R6	473,956	2.6
317,073	Voya U.S. Stock Index Portfolio - Class I	6,496,825	35.0
25,488	VY® Invesco Comstock Portfolio - Class I	557,925	3.0
50,025	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,398,688	7.6
66,280	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	743,002	4.0
5,420	VY® T. Rowe Price Growth Equity Portfolio - Class I	557,675	3.0

	Total Mutual Funds
	(Cost $14,785,268)	16,726,403	90.2

	Total Long-Term Investments
	(Cost $16,474,960)	18,563,186	100.1

	Total Investments in
	Securities
	(Cost $16,474,960)	$18,563,186	100.1
	Liabilities in Excess
	of Other Assets	(21,603)	(0.1)
	Net Assets	$18,541,583	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

92

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Signifiicant Other Observable Inputs (Level 2)	Signifiicant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,836,783	$—	$—	$1,836,783
Mutual Funds	16,726,403	—	—	16,726,403
Total Investments, at fair value	$18,563,186	$—	$—	$18,563,186

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Large Cap Value Portfolio - Class R6	$601,288	$158,833	$(74,937)	$57,236	$742,420	$—	$(3,205)	$—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	835,890	242,666	(193,206)	49,479	934,829	—	13,193	—
Voya Multi-Manager International Equity Fund - Class I	1,302,224	1,941,824	(221,589)	32,658	3,055,117	—	11,283	—
Voya Multi-Manager International Factors Fund - Class I	1,216,747	299,610	(1,446,223)	(70,134)	—	—	156,462	—
Voya Multi-Manager Mid Cap Value Fund - Class I	417,444	329,972	(26,786)	20,129	740,759	—	(4,380)	—
Voya Russell™ Large Cap Growth Index - Class I	540,225	205,530	(72,428)	71,100	744,427	2,883	32,354	25,279
Voya Small Cap Growth Fund - Class R6	214,555	55,256	(14,785)	25,754	280,780	—	2,603	—
Voya Small Company Fund - Class R6	362,157	131,694	(15,892)	(4,003)	473,956	—	1,237	—
Voya U.S. Stock Index Portfolio - Class I	5,009,395	1,514,564	(755,104)	727,970	6,496,825	—	77,717	—
VY® Invesco Comstock Portfolio - Class I	423,518	118,312	(22,923)	39,018	557,925	—	(473)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,047,041	356,042	(101,400)	97,005	1,398,688	—	(13,719)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	418,056	327,671	(46,636)	43,911	743,002	—	(9,995)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	500,841	114,666	(114,909)	57,077	557,675	—	42,660	—
	$12,889,381	$5,796,640	$(3,106,818)	$1,147,200	$16,726,403	$2,883	$305,737	$25,279

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

93

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $17,437,972.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,115,530
Gross Unrealized Depreciation	(990,316)
Net Unrealized Appreciation	$1,125,214

See Accompanying Notes to Financial Statements

94

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VSOL (0624)

Semi-Annual Financial Statements and Other Information

June 30, 2024

Classes ADV, I, S, S2 and Z

Voya Partners, Inc.

■	Voya Index Solution Income Portfolio	■	Voya Index Solution 2045 Portfolio
■	Voya Index Solution 2025 Portfolio	■	Voya Index Solution 2050 Portfolio
■	Voya Index Solution 2030 Portfolio	■	Voya Index Solution 2055 Portfolio
■	Voya Index Solution 2035 Portfolio	■	Voya Index Solution 2060 Portfolio
■	Voya Index Solution 2040 Portfolio	■	Voya Index Solution 2065 Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio	Voya Index Solution 2035 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$514,727,701	$893,097,231	$860,503,758	$1,511,759,757
Investments in unaffiliated underlying funds at fair value**	124,445,407	151,574,725	83,590,246	61,236,591
Short-term investments at fair value†	1,456,756	–	–	–
Cash	–	2,515,845	3,262,021	3,669,689
Receivables:
Investments in affiliated underlying funds sold	–	–	–	277,714
Fund shares sold	394,743	455,501	662,568	875,784
Interest	–	53	4,001	4,530
Prepaid expenses	2,958	4,539	3,568	5,700
Reimbursement due from Investment Adviser	135,813	212,761	195,010	313,231
Other assets	24,719	30,035	12,853	29,076
Total assets	641,188,097	1,047,890,690	948,234,025	1,578,172,072

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	275,198	423,805	573,936	–
Payable for fund shares redeemed	115,461	27,472	88,620	1,153,141
Payable for investment management fees	135,441	206,626	173,347	272,933
Payable for distribution and shareholder service fees	48,728	78,276	26,444	88,967
Payable to directors under the deferred compensation plan (Note 6)	24,719	30,035	12,853	29,076
Payable for directors fees	2,600	3,500	2,800	4,070
Other accrued expenses and liabilities	66,407	82,976	61,284	113,178
Total liabilities	668,554	852,690	939,284	1,661,365
NET ASSETS	$640,519,543	$1,047,038,000	$947,294,741	$1,576,510,707

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$661,309,502	$1,000,298,154	$885,818,483	$1,440,388,012
Total distributable earnings (loss)	(20,789,959)	46,739,846	61,476,258	136,122,695
NET ASSETS	$640,519,543	$1,047,038,000	$947,294,741	$1,576,510,707

* Cost of investments in affiliated underlying funds	$484,485,513	$808,683,741	$762,277,875	$1,309,789,520
** Cost of investments in unaffiliated underlying funds	$126,399,129	$151,287,350	$82,921,439	$59,493,802
† Cost of short-term investments	$1,456,756	$—	$—	$—

See Accompanying Notes to Financial Statements

 3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

	Voya Index Solution Income Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio	Voya Index Solution 2035 Portfolio
Class ADV
Net assets	$58,890,666	$114,948,989	$38,811,668	$125,880,653
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,146,746	10,934,745	2,506,104	11,066,629
Net asset value and redemption price per share	$9.58	$10.51	$15.49	$11.37

Class I
Net assets	$11,592,128	$42,885,846	$13,199,654	$62,655,868
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,170,478	3,947,030	816,725	5,298,110
Net asset value and redemption price per share	$9.90	$10.87	$16.16	$11.83

Class S
Net assets	$85,452,882	$86,650,901	$14,706,611	$92,023,091
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,737,118	8,093,307	919,559	7,921,116
Net asset value and redemption price per share	$9.78	$10.71	$15.99	$11.62

Class S2
Net assets	$20,293,577	$38,360,490	$22,650,142	$53,880,156
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,141,993	3,682,800	1,452,649	4,763,908
Net asset value and redemption price per share	$9.47	$10.42	$15.59	$11.31

Class Z
Net assets	$464,290,290	$764,191,774	$857,926,666	$1,242,070,939
Shares authorized	300,000,000	300,000,000	100,000,000	300,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	46,065,267	69,035,520	52,167,444	102,825,914
Net asset value and redemption price per share	$10.08	$11.07	$16.45	$12.08

See Accompanying Notes to Financial Statements

 4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio	Voya Index Solution 2055 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$946,218,749	$1,237,804,836	$809,638,190	$830,067,797
Investments in unaffiliated underlying funds at fair value**	37,578,711	48,893,544	15,335,497	15,673,560
Cash	2,849,947	2,719,571	1,287,893	1,180,227
Receivables:
Investments in affiliated underlying funds sold	–	1,754,050	921,551	1,396,863
Fund shares sold	314,092	189,839	196,201	309,136
Interest	4,314	4,219	1,978	1,843
Prepaid expenses	3,384	4,434	2,653	2,714
Reimbursement due from Investment Adviser	197,812	257,379	149,187	152,703
Other assets	10,184	20,244	7,213	8,986
Total assets	987,177,193	1,291,648,116	827,540,363	848,793,829

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	222,112	–	–	–
Payable for fund shares redeemed	91,836	1,943,814	1,117,722	1,705,976
Payable for investment management fees	170,623	222,304	139,444	142,980
Payable for distribution and shareholder service fees	17,844	72,137	14,006	42,324
Payable to directors under the deferred compensation plan (Note 6)	10,184	20,244	7,213	8,986
Payable for directors fees	2,700	3,200	2,020	2,100
Other accrued expenses and liabilities	61,054	98,582	34,211	64,636
Total liabilities	576,353	2,360,281	1,314,616	1,967,002
NET ASSETS	$986,600,840	$1,289,287,835	$826,225,747	$846,826,827

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$878,823,785	$1,128,368,447	$718,990,006	$734,077,336
Total distributable earnings	107,777,055	160,919,388	107,235,741	112,749,491
NET ASSETS	$986,600,840	$1,289,287,835	$826,225,747	$846,826,827

* Cost of investments in affiliated underlying funds	$800,896,669	$1,028,659,116	$672,428,935	$687,439,613
** Cost of investments in unaffiliated underlying funds	$36,551,787	$47,284,952	$14,968,774	$15,292,626

See Accompanying Notes to Financial Statements

 5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio	Voya Index Solution 2055 Portfolio
Class ADV
Net assets	$30,242,752	$107,993,894	$23,299,704	$55,848,217
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,726,108	8,719,733	1,256,902	3,284,608
Net asset value and redemption price per share	$17.52	$12.39	$18.54	$17.00

Class I
Net assets	$14,999,837	$55,986,502	$21,368,483	$54,787,454
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	821,331	4,298,325	1,112,839	3,105,270
Net asset value and redemption price per share	$18.26	$13.03	$19.20	$17.64

Class S
Net assets	$15,494,520	$65,536,312	$12,702,732	$41,850,946
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	851,870	5,145,125	664,584	2,414,082
Net asset value and redemption price per share	$18.19	$12.74	$19.11	$17.34

Class S2
Net assets	$6,392,915	$43,648,898	$5,933,299	$33,054,005
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	359,989	3,533,861	317,974	1,939,837
Net asset value and redemption price per share	$17.76	$12.35	$18.66	$17.04

Class Z
Net assets	$919,470,816	$1,016,122,229	$762,921,529	$661,286,205
Shares authorized	100,000,000	300,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	49,465,558	76,411,925	39,088,980	36,743,247
Net asset value and redemption price per share	$18.59	$13.30	$19.52	$18.00

See Accompanying Notes to Financial Statements

 6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	Voya Index Solution 2060 Portfolio	Voya Index Solution 2065 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$495,745,491	$118,414,890
Investments in unaffiliated underlying funds at fair value**	9,162,583	1,983,904
Cash	723,715	139,610
Receivables:
Investments in affiliated underlying funds sold	2,012,162	336,605
Fund shares sold	168,864	58,536
Interest	1,131	219
Prepaid expenses	1,488	242
Reimbursement due from Investment Adviser	91,647	22,507
Other assets	3,018	281
Total assets	507,910,099	120,956,794

LIABILITIES:
Payable for fund shares redeemed	2,181,015	395,128
Payable for investment management fees	85,562	20,400
Payable for distribution and shareholder service fees	10,536	3,124
Payable to directors under the deferred compensation plan (Note 6)	3,018	281
Payable for directors fees	1,200	320
Other accrued expenses and liabilities	29,631	14,091
Total liabilities	2,310,962	433,344
NET ASSETS	$505,599,137	$120,523,450

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$443,025,275	$105,394,071
Total distributable earnings	62,573,862	15,129,379
NET ASSETS	$505,599,137	$120,523,450

* Cost of investments in affiliated underlying funds	$413,349,087	$101,555,159
** Cost of investments in unaffiliated underlying funds	$8,942,010	$1,953,959

See Accompanying Notes to Financial Statements

 7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

	Voya Index Solution 2060 Portfolio	Voya Index Solution 2065 Portfolio
Class ADV
Net assets	$18,050,864	$4,081,820
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,205,787	318,436
Net asset value and redemption price per share	$14.97	$12.82

Class I
Net assets	$37,776,344	$13,414,142
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	2,451,677	1,035,262
Net asset value and redemption price per share	$15.41	$12.96

Class S
Net assets	$8,970,051	$3,771,902
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	590,083	292,837
Net asset value and redemption price per share	$15.20	$12.88

Class S2
Net assets	$4,021,940	$2,088,396
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	266,898	162,764
Net asset value and redemption price per share	$15.07	$12.83

Class Z
Net assets	$436,779,938	$97,167,190
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	27,874,159	7,457,345
Net asset value and redemption price per share	$15.67	$13.03

See Accompanying Notes to Financial Statements

 8

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio	Voya Index Solution 2035 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$8,837,662	$12,869,309	$11,264,337	$18,161,856
Dividends from unaffiliated underlying funds	1,976,994	2,183,209	1,326,423	1,288,109
Interest	248	19,722	47,125	51,577
Other	2,097	3,362	2,877	4,741
Total investment income	10,817,001	15,075,602	12,640,762	19,506,283

EXPENSES:
Investment management fees	784,122	1,203,654	1,001,549	1,593,019
Distribution and shareholder service fees:
Class ADV	154,298	296,670	96,221	319,850
Class S	107,744	112,611	18,915	115,850
Class S2	39,552	75,167	41,651	102,756
Transfer agent fees:
Class ADV	13,155	23,751	12,514	31,892
Class I	2,535	8,627	4,213	15,548
Class S	18,364	18,032	4,920	23,103
Class S2	4,213	7,522	6,772	12,805
Class Z	70	113	123	109
Shareholder reporting expense	2,063	4,460	4,272	2,358
Registration fees	—	—	2,016	7,323
Professional fees	22,022	36,580	35,198	59,680
Custody and accounting expense	15,049	29,060	22,750	35,490
Directors fees	10,536	15,680	19,540	34,260
Miscellaneous expense	17,876	26,263	22,131	32,462
Interest expense	2,178	—	—	—
Total expenses	1,193,777	1,858,190	1,292,785	2,386,505
Waived and reimbursed fees	(842,290)	(1,301,169)	(1,095,849)	(1,745,995)
Net expenses	351,487	557,021	196,936	640,510
Net investment income	10,465,514	14,518,581	12,443,826	18,865,773
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	10,257,162	28,316,752	13,932,998	23,538,217
Sale of unaffiliated underlying funds	(659,459)	(914,622)	(16,193)	(9,066)
Capital gain distributions from affiliated underlying funds	76,190	336,280	450,790	746,380
Net realized gain	9,673,893	27,738,410	14,367,595	24,275,531
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	2,803,663	13,194,331	29,234,575	67,982,263
Unaffiliated underlying funds	(591,129)	(800,067)	(1,217,928)	(1,955,695)
Net change in unrealized appreciation (depreciation)	2,212,534	12,394,264	28,016,647	66,026,568
Net realized and unrealized gain	11,886,427	40,132,674	42,384,242	90,302,099
Increase in net assets resulting from operations	$22,351,941	$54,651,255	$54,828,068	$109,167,872

See Accompanying Notes to Financial Statements

 9

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution 2040	Solution 2045	Solution 2050	Solution 2055
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$10,440,530	$12,894,974	$8,112,321	$8,147,764
Dividends from unaffiliated underlying funds	792,812	1,030,412	250,008	255,789
Interest	35,756	39,542	20,940	20,167
Other	2,922	3,793	2,393	2,451
Total investment income	11,272,020	13,968,721	8,385,662	8,426,171

EXPENSES:
Investment management fees	986,195	1,282,201	798,013	817,206
Distribution and shareholder service fees:
Class ADV	74,910	263,033	56,324	137,940
Class S	18,581	80,611	15,646	50,170
Class S2	11,982	81,084	10,688	60,264
Transfer agent fees:
Class ADV	12,738	35,131	10,361	25,293
Class I	6,131	18,209	8,836	23,720
Class S	6,319	21,534	5,757	18,392
Class S2	2,547	13,535	2,455	13,797
Class Z	129	88	330	285
Shareholder reporting expense	3,240	4,472	2,747	4,115
Registration fees	6,328	7,178	6,946	6,631
Professional fees	38,936	47,640	23,129	22,601
Custody and accounting expense	21,840	28,210	18,335	18,293
Directors fees	19,040	26,680	9,788	10,138
Miscellaneous expense	20,131	26,443	15,213	17,972
Total expenses	1,229,047	1,936,049	984,568	1,226,817
Waived and reimbursed fees	(1,084,957)	(1,407,816)	(866,146)	(887,175)
Net expenses	144,090	528,233	118,422	339,642
Net investment income	11,127,930	13,440,488	8,267,240	8,086,529
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	14,488,148	18,472,506	10,662,287	10,117,417
Sale of unaffiliated underlying funds	—	85,855	48,055	41,640
Capital gain distributions from affiliated underlying funds	587,116	765,756	511,161	524,212
Net realized gain	15,075,264	19,324,117	11,221,503	10,683,269
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	52,487,182	78,655,148	53,556,693	56,349,469
Unaffiliated underlying funds	(1,210,939)	(1,666,358)	(1,004,490)	(1,022,146)
Net change in unrealized appreciation (depreciation)	51,276,243	76,988,790	52,552,203	55,327,323
Net realized and unrealized gain	66,351,507	96,312,907	63,773,706	66,010,592
Increase in net assets resulting from operations	$77,479,437	$109,753,395	$72,040,946	$74,097,121

See Accompanying Notes to Financial Statements

 10

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	Voya Index	Voya Index
	Solution 2060	Solution 2065
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$4,831,220	$1,116,674
Dividends from unaffiliated underlying funds	149,129	31,987
Interest	12,183	1,208
Other	1,428	306
Total investment income	4,993,960	1,150,175

EXPENSES:
Investment management fees	481,256	107,375
Distribution and shareholder service fees:
Class ADV	43,786	10,055
Class S	10,853	4,592
Class S2	7,189	3,430
Transfer agent fees:
Class ADV	6,867	1,976
Class I	13,596	5,463
Class S	3,404	1,804
Class S2	1,407	839
Class Z	186	169
Shareholder reporting expense	2,405	1,721
Registration fees	5,308	1,968
Professional fees	14,112	3,839
Custody and accounting expense	11,345	3,514
Directors fees	5,517	1,123
Miscellaneous expense	10,954	5,078
Total expenses	618,185	152,946
Waived and reimbursed fees	(526,063)	(123,869)
Net expenses	92,122	29,077
Net investment income	4,901,838	1,121,098
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	5,619,759	1,238,951
Sale of unaffiliated underlying funds	11,330	—
Capital gain distributions from affiliated underlying funds	310,929	71,640
Net realized gain	5,942,018	1,310,591
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	33,497,739	7,489,936
Unaffiliated underlying funds	(576,951)	(112,808)
Net change in unrealized appreciation (depreciation)	32,920,788	7,377,128
Net realized and unrealized gain	38,862,806	8,687,719
Increase in net assets resulting from operations	$43,764,644	$9,808,817

See Accompanying Notes to Financial Statements

 11

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution Income Portfolio		Voya Index Solution 2025 Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$10,465,514	$18,534,960	$14,518,581	$20,011,932
Net realized gain (loss)	9,673,893	(76,579,816)	27,738,410	(84,317,664)
Net change in unrealized appreciation (depreciation)	2,212,534	128,595,120	12,394,264	201,985,936
Increase in net assets resulting from operations	22,351,941	70,550,264	54,651,255	137,680,204

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(2,366,049)	—	(6,337,632)
Class I	—	(497,279)	—	(2,500,404)
Class S	—	(3,563,536)	—	(5,163,738)
Class S2	—	(692,207)	—	(1,805,786)
Class Z	—	(21,350,352)	—	(44,054,777)
Total distributions	—	(28,469,423)	—	(59,862,337)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,804,606	37,575,830	30,039,157	67,718,579
Reinvestment of distributions	—	28,469,423	—	59,862,337
	13,804,606	66,045,253	30,039,157	127,580,916
Cost of shares redeemed	(79,059,923)	(115,574,848)	(132,486,741)	(155,720,161)
Net decrease in net assets resulting from capital share transactions	(65,255,317)	(49,529,595)	(102,447,584)	(28,139,245)
Net increase (decrease) in net assets	(42,903,376)	(7,448,754)	(47,796,329)	49,678,622

NET ASSETS:
Beginning of year or period	683,422,919	690,871,673	1,094,834,329	1,045,155,707
End of year or period	$640,519,543	$683,422,919	$1,047,038,000	$1,094,834,329

See Accompanying Notes to Financial Statements

 12

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2030 Portfolio		Voya Index Solution 2035 Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$12,443,826	$13,659,159	$18,865,773	$15,959,991
Net realized gain (loss)	14,367,595	(65,485,028)	24,275,531	(111,814,045)
Net change in unrealized appreciation (depreciation)	28,016,647	174,823,700	66,026,568	314,326,203
Increase in net assets resulting from operations	54,828,068	122,997,831	109,167,872	218,472,149

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(2,635,400)	—	(9,884,830)
Class I	—	(805,503)	—	(4,797,108)
Class S	—	(1,096,605)	—	(7,205,831)
Class S2	—	(1,115,490)	—	(3,414,569)
Class Z	—	(55,188,688)	—	(86,935,022)
Total distributions	—	(60,841,686)	—	(112,237,360)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	40,325,342	83,387,519	67,631,308	146,295,693
Reinvestment of distributions	—	60,841,686	—	112,237,360
	40,325,342	144,229,205	67,631,308	258,533,053
Cost of shares redeemed	(62,351,337)	(89,271,983)	(101,818,857)	(111,983,776)
Net increase (decrease) in net assets resulting from capital share transactions	(22,025,995)	54,957,222	(34,187,549)	146,549,277
Net increase in net assets	32,802,073	117,113,367	74,980,323	252,784,066

NET ASSETS:
Beginning of year or period	914,492,668	797,379,301	1,501,530,384	1,248,746,318
End of year or period	$947,294,741	$914,492,668	$1,576,510,707	$1,501,530,384

See Accompanying Notes to Financial Statements

 13

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2040 Portfolio		Voya Index Solution 2045 Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$11,127,930	$6,493,855	$13,440,488	$5,017,017
Net realized gain (loss)	15,075,264	(64,203,840)	19,324,117	(77,036,691)
Net change in unrealized appreciation (depreciation)	51,276,243	200,442,574	76,988,790	266,104,835
Increase in net assets resulting from operations	77,479,437	142,732,589	109,753,395	194,085,161

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(2,220,501)	—	(9,009,512)
Class I	—	(1,022,833)	—	(5,058,193)
Class S	—	(1,066,425)	—	(5,559,066)
Class S2	—	(414,574)	—	(3,060,692)
Class Z	—	(63,477,601)	—	(77,619,082)
Total distributions	—	(68,201,934)	—	(100,306,545)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	46,509,581	106,594,540	58,309,323	122,175,304
Reinvestment of distributions	—	68,201,934	—	100,306,545
	46,509,581	174,796,474	58,309,323	222,481,849
Cost of shares redeemed	(59,110,935)	(58,275,521)	(71,900,763)	(80,431,957)
Net increase (decrease) in net assets resulting from capital share transactions	(12,601,354)	116,520,953	(13,591,440)	142,049,892
Net increase in net assets	64,878,083	191,051,608	96,161,955	235,828,508

NET ASSETS:
Beginning of year or period	921,722,757	730,671,149	1,193,125,880	957,297,372
End of year or period	$986,600,840	$921,722,757	$1,289,287,835	$1,193,125,880

See Accompanying Notes to Financial Statements

 14

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2050 Portfolio		Voya Index Solution 2055 Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$8,267,240	$2,363,068	$8,086,529	$1,812,018
Net realized gain (loss)	11,221,503	(46,413,737)	10,683,269	(44,973,696)
Net change in unrealized appreciation (depreciation)	52,552,203	164,724,258	55,327,323	166,733,372
Increase in net assets resulting from operations	72,040,946	120,673,589	74,097,121	123,571,694

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,670,097)	—	(4,016,524)
Class I	—	(1,337,654)	—	(3,799,514)
Class S	—	(950,666)	—	(2,842,817)
Class S2	—	(356,003)	—	(1,884,236)
Class Z	—	(51,224,722)	—	(43,205,136)
Total distributions	—	(55,539,142)	—	(55,748,227)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	46,652,838	111,055,102	51,534,877	112,888,968
Reinvestment of distributions	—	55,539,142	—	55,748,227
	46,652,838	166,594,244	51,534,877	168,637,195
Cost of shares redeemed	(39,185,717)	(41,573,977)	(46,179,350)	(39,078,400)
Net increase in net assets resulting from capital share transactions	7,467,121	125,020,267	5,355,527	129,558,795
Net increase in net assets	79,508,067	190,154,714	79,452,648	197,382,262

NET ASSETS:
Beginning of year or period	746,717,680	556,562,966	767,374,179	569,991,917
End of year or period	$826,225,747	$746,717,680	$846,826,827	$767,374,179

See Accompanying Notes to Financial Statements

 15

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2060 Portfolio		Voya Index Solution 2065 Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$4,901,838	$1,109,750	$1,121,098	$180,200
Net realized gain (loss)	5,942,018	(27,542,061)	1,310,591	(2,727,640)
Net change in unrealized appreciation (depreciation)	32,920,788	95,387,562	7,377,128	14,897,419
Increase in net assets resulting from operations	43,764,644	68,955,251	9,808,817	12,349,979

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,061,699)	—	—
Class I	—	(1,973,710)	—	—
Class S	—	(514,887)	—	—
Class S2	—	(194,869)	—	—
Class Z	—	(23,950,349)	—	—
Total distributions	—	(27,695,514)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	43,367,317	90,136,541	26,643,894	40,670,874
Reinvestment of distributions	—	27,695,514	—	—
	43,367,317	117,832,055	26,643,894	40,670,874
Cost of shares redeemed	(23,054,234)	(20,339,907)	(6,151,132)	(6,536,429)
Net increase in net assets resulting from capital share transactions	20,313,083	97,492,148	20,492,762	34,134,445
Net increase in net assets	64,077,727	138,751,885	30,301,579	46,484,424

NET ASSETS:
Beginning of year or period	441,521,410	302,769,525	90,221,871	43,737,447
End of year or period	$505,599,137	$441,521,410	$120,523,450	$90,221,871

See Accompanying Notes to Financial Statements

 16

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution Income Portfolio
Class ADV
06-30-24+	9.28	0.13	•	0.17	0.30	—	—	—	—	—	9.58	3.23	0.80	0.54		0.54		2.77	58,891	10
12-31-23	8.72	0.20	•	0.70	0.90	0.19	0.15	—	0.34	—	9.28	10.46	0.80	0.54		0.54		2.28	62,868	128
12-31-22	11.45	0.16	•	(1.77)	(1.61)	0.26	0.86	—	1.12	—	8.72	(14.57)	0.78	0.71		0.71		1.67	69,320	51
12-31-21	11.27	0.16	•	0.47	0.63	0.16	0.29	—	0.45	—	11.45	5.62	0.80	0.74		0.74		1.40	96,649	30
12-31-20	10.54	0.20	•	0.91	1.11	0.17	0.21	—	0.38	—	11.27	10.74	0.79	0.74		0.74		1.85	104,557	45
12-31-19	9.66	0.16	•	1.05	1.21	0.18	0.15	—	0.33	—	10.54	12.62	0.76	0.74		0.74		1.52	81,027	38
Class I
06-30-24+	9.57	0.16	•	0.17	0.33	—	—	—	—	—	9.90	3.45	0.30	0.04		0.04		3.24	11,592	10
12-31-23	8.99	0.26	•	0.71	0.97	0.24	0.15	—	0.39	—	9.57	11.04	0.30	0.04		0.04		2.78	13,348	128
12-31-22	11.78	0.22	•	(1.82)	(1.60)	0.33	0.86	—	1.19	—	8.99	(14.13)	0.28	0.21		0.21		2.17	11,434	51
12-31-21	11.58	0.22	•	0.48	0.70	0.21	0.29	—	0.50	—	11.78	6.09	0.30	0.24		0.24		1.87	15,867	30
12-31-20	10.82	0.25	•	0.95	1.20	0.23	0.21	—	0.44	—	11.58	11.32	0.29	0.24		0.24		2.31	20,513	45
12-31-19	9.92	0.21	•	1.08	1.29	0.24	0.15	—	0.39	—	10.82	13.16	0.26	0.24		0.24		2.02	18,653	38
Class S
06-30-24+	9.46	0.14	•	0.18	0.32	—	—	—	—	—	9.78	3.38	0.55	0.29		0.29		3.00	85,453	10
12-31-23	8.89	0.23	•	0.70	0.93	0.21	0.15	—	0.36	—	9.46	10.72	0.55	0.29		0.29		2.53	89,413	128
12-31-22	11.65	0.19	•	(1.80)	(1.61)	0.29	0.86	—	1.15	—	8.89	(14.32)	0.53	0.46		0.46		1.92	94,618	51
12-31-21	11.46	0.19	•	0.47	0.66	0.18	0.29	—	0.47	—	11.65	5.81	0.55	0.49		0.49		1.65	131,694	30
12-31-20	10.71	0.23		0.93	1.16	0.20	0.21	—	0.41	—	11.46	11.05	0.54	0.49		0.49		2.10	147,405	45
12-31-19	9.82	0.19	•	1.06	1.25	0.21	0.15	—	0.36	—	10.71	12.88	0.51	0.49		0.49		1.78	136,385	38
Class S2
06-30-24+	9.17	0.13	•	0.17	0.30	—	—	—	—	—	9.47	3.27	0.70	0.44		0.44		2.89	20,294	10
12-31-23	8.63	0.21	•	0.69	0.90	0.21	0.15	—	0.36	—	9.17	10.59	0.70	0.44		0.44		2.38	18,715	128
12-31-22	11.36	0.18	•	(1.76)	(1.58)	0.29	0.86	—	1.15	—	8.63	(14.47)	0.68	0.61		0.61		1.81	16,493	51
12-31-21	11.20	0.17	•	0.47	0.64	0.19	0.29	—	0.48	—	11.36	5.69	0.70	0.64		0.64		1.50	18,519	30
12-31-20	10.48	0.21	•	0.90	1.11	0.18	0.21	—	0.39	—	11.20	10.79	0.69	0.64		0.64		1.99	16,526	45
12-31-19	9.61	0.16	•	1.05	1.21	0.19	0.15	—	0.34	—	10.48	12.70	0.66	0.64		0.64		1.55	8,387	38
Class Z
06-30-24+	9.73	0.16	•	0.19	0.35	—	—	—	—	—	10.08	3.60	0.26	0.00	*	0.00	*	3.29	464,290	10
12-31-23	9.16	0.27	•	0.71	0.98	0.26	0.15	—	0.41	—	9.73	10.98	0.26	0.00	*	0.00	*	2.82	499,079	128
12-31-22	11.96	0.24	•	(1.85)	(1.61)	0.33	0.86	—	1.19	—	9.16	(13.94)	0.24	0.00	*	0.00	*	2.38	499,006	51
12-31-21	11.72	0.25	•	0.50	0.75	0.22	0.29	—	0.51	—	11.96	6.41	0.26	0.00	*	0.00	*	2.14	669,150	30
12-31-20	10.93	0.30	•	0.93	1.23	0.23	0.21	—	0.44	—	11.72	11.48	0.25	0.00	*	0.00	*	2.66	705,082	45
12-31-19	9.99	0.25	•	1.08	1.33	0.24	0.15	—	0.39	—	10.93	13.47	0.26	0.00	*	0.00	*	2.32	230,574	38
Voya Index Solution 2025 Portfolio
Class ADV
06-30-24+	10.01	0.12	•	0.38	0.50	—	—	—	—	—	10.51	5.00	0.79	0.54		0.54		2.33	114,949	15
12-31-23	9.31	0.14	•	1.08	1.22	0.18	0.34	—	0.52	—	10.01	13.35	0.79	0.54		0.54		1.45	121,090	127
12-31-22	12.53	0.16	•	(2.13)	(1.97)	0.20	1.05	—	1.25	—	9.31	(16.26)	0.77	0.70		0.70		1.48	123,760	50
12-31-21	12.08	0.13	•	1.09	1.22	0.22	0.55	—	0.77	—	12.53	10.20	0.79	0.74		0.74		1.07	176,976	40
12-31-20	11.22	0.19	•	1.17	1.36	0.17	0.33	—	0.50	—	12.08	12.50	0.79	0.74		0.74		1.70	186,131	50
12-31-19	9.99	0.17	•	1.61	1.78	0.16	0.39	—	0.55	—	11.22	18.15	0.75	0.72		0.72		1.55	193,477	28
Class I
06-30-24+	10.32	0.15	•	0.40	0.55	—	—	—	—	—	10.87	5.33	0.29	0.04		0.04		2.78	42,886	15
12-31-23	9.59	0.19	•	1.11	1.30	0.23	0.34	—	0.57	—	10.32	13.92	0.29	0.04		0.04		1.95	46,876	127
12-31-22	12.88	0.22	•	(2.18)	(1.96)	0.28	1.05	—	1.33	—	9.59	(15.81)	0.27	0.20		0.20		2.00	41,957	50
12-31-21	12.40	0.20	•	1.11	1.31	0.28	0.55	—	0.83	—	12.88	10.70	0.29	0.24		0.24		1.56	53,067	40

See Accompanying Notes to Financial Statements

17

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2025 Portfolio (continued)
Class I (continued)
12-31-20	11.51	0.24	•	1.21	1.45	0.23	0.33	—	0.56	—	12.40	13.05	0.29	0.24		0.24		2.13	52,341	50
12-31-19	10.24	0.23	•	1.65	1.88	0.22	0.39	—	0.61	—	11.51	18.78	0.25	0.22		0.22		2.07	60,504	28
Class S
06-30-24+	10.18	0.13	•	0.40	0.53	—	—	—	—	—	10.71	5.21	0.54	0.29		0.29		2.50	86,651	15
12-31-23	9.46	0.17	•	1.10	1.27	0.21	0.34	—	0.55	—	10.18	13.69	0.54	0.29		0.29		1.70	95,814	127
12-31-22	12.72	0.19	•	(2.17)	(1.98)	0.23	1.05	—	1.28	—	9.46	(16.09)	0.52	0.45		0.45		1.74	93,780	50
12-31-21	12.26	0.17	•	1.09	1.26	0.25	0.55	—	0.80	—	12.72	10.42	0.54	0.49		0.49		1.33	134,629	40
12-31-20	11.38	0.24	•	1.17	1.41	0.20	0.33	—	0.53	—	12.26	12.83	0.54	0.49		0.49		1.97	135,558	50
12-31-19	10.13	0.21		1.62	1.83	0.19	0.39	—	0.58	—	11.38	18.46	0.50	0.47		0.47		1.82	133,118	28
Class S2
06-30-24+	9.91	0.12	•	0.39	0.51	—	—	—	—	—	10.42	5.15	0.69	0.44		0.44		2.45	38,360	15
12-31-23	9.23	0.15	•	1.07	1.22	0.20	0.34	—	0.54	—	9.91	13.47	0.69	0.44		0.44		1.55	36,241	127
12-31-22	12.45	0.17	•	(2.12)	(1.95)	0.22	1.05	—	1.27	—	9.23	(16.21)	0.67	0.60		0.60		1.63	31,566	50
12-31-21	12.02	0.14	•	1.07	1.21	0.23	0.55	—	0.78	—	12.45	10.24	0.69	0.64		0.64		1.17	36,074	40
12-31-20	11.17	0.20	•	1.18	1.38	0.20	0.33	—	0.53	—	12.02	12.71	0.69	0.64		0.64		1.85	36,080	50
12-31-19	9.96	0.18	•	1.60	1.78	0.18	0.39	—	0.57	—	11.17	18.23	0.65	0.62		0.62		1.70	32,859	28
Class Z
06-30-24+	10.51	0.15	•	0.41	0.56	—	—	—	—	—	11.07	5.33	0.25	0.00	*	0.00	*	2.84	764,192	15
12-31-23	9.77	0.20	•	1.14	1.34	0.26	0.34	—	0.60	—	10.51	14.00	0.25	0.00	*	0.00	*	1.99	794,813	127
12-31-22	13.09	0.24	•	(2.23)	(1.99)	0.28	1.05	—	1.33	—	9.77	(15.74)	0.24	0.00	*	0.00	*	2.21	754,094	50
12-31-21	12.56	0.24	•	1.12	1.36	0.28	0.55	—	0.83	—	13.09	11.03	0.25	0.00	*	0.00	*	1.83	933,768	40
12-31-20	11.62	0.29	•	1.21	1.50	0.23	0.33	—	0.56	—	12.56	13.36	0.24	0.00	*	0.00	*	2.49	827,543	50
12-31-19	10.31	0.26	•	1.66	1.92	0.22	0.39	—	0.61	—	11.62	19.04	0.25	0.00	*	0.00	*	2.35	685,495	28
Voya Index Solution 2030 Portfolio
Class ADV
06-30-24+	14.64	0.16	•	0.69	0.85	—	—	—	—	—	15.49	5.81	0.80	0.56		0.56		2.18	38,812	13
12-31-23	13.69	0.16	•	1.82	1.98	0.27	0.76	—	1.03	—	14.64	14.90	0.80	0.56		0.56		1.10	39,018	131
12-31-22	18.37	0.22	•	(3.23)	(3.01)	0.26	1.41	—	1.67	—	13.69	(16.89)	0.79	0.70		0.70		1.46	38,122	52
12-31-21	17.23	0.18	•	1.84	2.02	0.29	0.59	—	0.88	—	18.37	11.80	0.81	0.74		0.74		1.00	46,915	41
12-31-20	15.89	0.26	•	1.77	2.03	0.23	0.46	—	0.69	—	17.23	13.22	0.83	0.74		0.74		1.69	42,311	45
12-31-19	13.81	0.23	•	2.53	2.76	0.20	0.48	—	0.68	—	15.89	20.35	0.74	0.73		0.73		1.55	36,621	29
Class I
06-30-24+	15.24	0.21	•	0.71	0.92	—	—	—	—	—	16.16	6.04	0.30	0.06		0.06		2.66	13,200	13
12-31-23	14.21	0.23	•	1.91	2.14	0.35	0.76	—	1.11	—	15.24	15.52	0.30	0.06		0.06		1.59	12,731	131
12-31-22	19.02	0.31	•	(3.36)	(3.05)	0.35	1.41	—	1.76	—	14.21	(16.51)	0.29	0.20		0.20		1.97	8,703	52
12-31-21	17.78	0.28	•	1.90	2.18	0.35	0.59	—	0.94	—	19.02	12.40	0.31	0.24		0.24		1.51	10,579	41
12-31-20	16.37	0.34	•	1.82	2.16	0.29	0.46	—	0.75	—	17.78	13.72	0.33	0.24		0.24		2.13	9,372	45
12-31-19	14.19	0.31	•	2.61	2.92	0.26	0.48	—	0.74	—	16.37	21.02	0.24	0.23		0.23		2.01	8,674	29
Class S
06-30-24+	15.10	0.18	•	0.71	0.89	—	—	—	—	—	15.99	5.89	0.55	0.31		0.31		2.34	14,707	13
12-31-23	14.10	0.20	•	1.88	2.08	0.32	0.76	—	1.08	—	15.10	15.17	0.55	0.31		0.31		1.35	15,761	131
12-31-22	18.85	0.27	•	(3.33)	(3.06)	0.28	1.41	—	1.69	—	14.10	(16.70)	0.54	0.45		0.45		1.68	12,262	52
12-31-21	17.63	0.23	•	1.90	2.13	0.32	0.59	—	0.91	—	18.85	12.18	0.56	0.49		0.49		1.24	20,843	41
12-31-20	16.24	0.31	•	1.79	2.10	0.25	0.46	—	0.71	—	17.63	13.45	0.58	0.49		0.49		1.96	17,414	45
12-31-19	14.09	0.28	•	2.58	2.86	0.23	0.48	—	0.71	—	16.24	20.67	0.49	0.48		0.48		1.79	14,570	29
Class S2
06-30-24+	14.73	0.17	•	0.69	0.86	—	—	—	—	—	15.59	5.84	0.70	0.46		0.46		2.30	22,650	13
12-31-23	13.78	0.17	•	1.84	2.01	0.30	0.76	—	1.06	—	14.73	15.03	0.70	0.46		0.46		1.19	19,520	131
12-31-22	18.51	0.24	•	(3.27)	(3.03)	0.29	1.41	—	1.70	—	13.78	(16.87)	0.69	0.60		0.60		1.57	13,090	52

See Accompanying Notes to Financial Statements

18

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2030 Portfolio (continued)
Class S2 (continued)
12-31-21	17.35	0.20	•	1.87	2.07	0.32	0.59	—	0.91	—	18.51	12.01	0.71	0.64		0.64		1.12	14,118	41
12-31-20	16.02	0.31	•	1.73	2.04	0.25	0.46	—	0.71	—	17.35	13.26	0.73	0.64		0.64		1.96	10,670	45
12-31-19	13.94	0.27	•	2.53	2.80	0.24	0.48	—	0.72	—	16.02	20.50	0.64	0.63		0.63		1.77	5,688	29
Class Z
06-30-24+	15.50	0.22	•	0.73	0.95	—	—	—	—	—	16.45	6.13	0.24	0.00	*	0.00	*	2.73	857,927	13
12-31-23	14.43	0.25	•	1.93	2.18	0.35	0.76	—	1.11	—	15.50	15.52	0.24	0.00	*	0.00	*	1.65	827,463	131
12-31-22	19.25	0.35	•	(3.40)	(3.05)	0.36	1.41	—	1.77	—	14.43	(16.31)	0.23	0.00	*	0.00	*	2.16	725,202	52
12-31-21	17.96	0.33	•	1.92	2.25	0.37	0.59	—	0.96	—	19.25	12.64	0.25	0.00	*	0.00	*	1.76	850,871	41
12-31-20	16.48	0.40	•	1.83	2.23	0.29	0.46	—	0.75	—	17.96	14.06	0.24	0.00	*	0.00	*	2.45	699,789	45
12-31-19	14.26	0.36	•	2.60	2.96	0.26	0.48	—	0.74	—	16.48	21.20	0.24	0.00	*	0.00	*	2.30	558,381	29
Voya Index Solution 2035 Portfolio
Class ADV
06-30-24+	10.62	0.11	•	0.64	0.75	—	—	—	—	—	11.37	7.06	0.78	0.55		0.55		2.01	125,881	12
12-31-23	9.86	0.07	•	1.53	1.60	0.16	0.68	—	0.84	—	10.62	16.70	0.78	0.55		0.55		0.70	128,914	128
12-31-22	13.59	0.15	•	(2.54)	(2.39)	0.16	1.18	—	1.34	—	9.86	(18.14)	0.77	0.70		0.70		1.37	125,263	41
12-31-21	12.69	0.12	•	1.58	1.70	0.19	0.61	—	0.80	—	13.59	13.56	0.80	0.74		0.74		0.89	169,629	38
12-31-20	11.72	0.18	•	1.37	1.55	0.16	0.42	—	0.58	—	12.69	13.85	0.80	0.74		0.74		1.58	172,517	45
12-31-19	10.14	0.17	•	2.00	2.17	0.15	0.44	—	0.59	—	11.72	21.91	0.74	0.73		0.73		1.51	186,455	28
Class I
06-30-24+	11.01	0.14	•	0.68	0.82	—	—	—	—	—	11.83	7.45	0.28	0.05		0.05		2.46	62,656	12
12-31-23	10.20	0.13	•	1.58	1.71	0.22	0.68	—	0.90	—	11.01	17.26	0.28	0.05		0.05		1.20	64,960	128
12-31-22	14.03	0.22	•	(2.64)	(2.42)	0.23	1.18	—	1.41	—	10.20	(17.76)	0.27	0.20		0.20		1.89	50,433	41
12-31-21	13.07	0.19	•	1.64	1.83	0.26	0.61	—	0.87	—	14.03	14.17	0.30	0.24		0.24		1.40	60,969	38
12-31-20	12.06	0.23	•	1.43	1.66	0.23	0.42	—	0.65	—	13.07	14.41	0.30	0.24		0.24		2.01	54,401	45
12-31-19	10.42	0.24		2.05	2.29	0.21	0.44	—	0.65	—	12.06	22.58	0.24	0.23		0.23		2.00	64,433	28
Class S
06-30-24+	10.83	0.12	•	0.67	0.79	—	—	—	—	—	11.62	7.29	0.53	0.30		0.30		2.20	92,023	12
12-31-23	10.05	0.10	•	1.55	1.65	0.19	0.68	—	0.87	—	10.83	16.92	0.53	0.30		0.30		0.95	94,815	128
12-31-22	13.83	0.18	•	(2.59)	(2.41)	0.19	1.18	—	1.37	—	10.05	(17.95)	0.52	0.45		0.45		1.59	82,072	41
12-31-21	12.90	0.16	•	1.61	1.77	0.23	0.61	—	0.84	—	13.83	13.87	0.55	0.49		0.49		1.16	114,671	38
12-31-20	11.91	0.23		1.37	1.60	0.19	0.42	—	0.61	—	12.90	14.12	0.55	0.49		0.49		1.86	112,188	45
12-31-19	10.29	0.21		2.03	2.24	0.18	0.44	—	0.62	—	11.91	22.36	0.49	0.48		0.48		1.76	110,305	28
Class S2
06-30-24+	10.55	0.12	•	0.64	0.76	—	—	—	—	—	11.31	7.20	0.68	0.45		0.45		2.14	53,880	12
12-31-23	9.81	0.08	•	1.52	1.60	0.18	0.68	—	0.86	—	10.55	16.82	0.68	0.45		0.45		0.80	47,748	128
12-31-22	13.54	0.17	•	(2.55)	(2.38)	0.17	1.18	—	1.35	—	9.81	(18.10)	0.67	0.60		0.60		1.54	36,931	41
12-31-21	12.66	0.13	•	1.58	1.71	0.22	0.61	—	0.83	—	13.54	13.65	0.70	0.64		0.64		0.96	40,801	38
12-31-20	11.71	0.20	•	1.36	1.56	0.19	0.42	—	0.61	—	12.66	13.93	0.70	0.64		0.64		1.79	41,739	45
12-31-19	10.13	0.18	•	2.00	2.18	0.16	0.44	—	0.60	—	11.71	22.09	0.64	0.63		0.63		1.62	33,877	28
Class Z
06-30-24+	11.25	0.15	•	0.68	0.83	—	—	—	—	—	12.08	7.38	0.23	0.00	*	0.00	*	2.55	1,242,071	12
12-31-23	10.41	0.14	•	1.62	1.76	0.24	0.68	—	0.92	—	11.25	17.41	0.23	0.00	*	0.00	*	1.26	1,165,093	128
12-31-22	14.27	0.25	•	(2.69)	(2.44)	0.24	1.18	—	1.42	—	10.41	(17.62)	0.23	0.00	*	0.00	*	2.11	954,048	41
12-31-21	13.26	0.23	•	1.66	1.89	0.27	0.61	—	0.88	—	14.27	14.41	0.24	0.00	*	0.00	*	1.67	1,084,762	38
12-31-20	12.20	0.28	•	1.43	1.71	0.23	0.42	—	0.65	—	13.26	14.66	0.24	0.00	*	0.00	*	2.40	876,349	45
12-31-19	10.51	0.27	•	2.07	2.34	0.21	0.44	—	0.65	—	12.20	22.88	0.24	0.00	*	0.00	*	2.31	688,542	28
Voya Index Solution 2040 Portfolio
Class ADV
06-30-24+	16.19	0.15	•	1.18	1.33	—	—	—	—	—	17.52	8.22	0.82	0.59		0.59		1.82	30,243	11

See Accompanying Notes to Financial Statements

19

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2040 Portfolio (continued)
Class ADV (continued)
12-31-23	14.86	0.04	•	2.60	2.64	0.24	1.07	—	1.31	—	16.19	18.24	0.81	0.58		0.58		0.25	28,769	126
12-31-22	20.52	0.23	•	(3.91)	(3.68)	0.21	1.77	—	1.98	—	14.86	(18.48)	0.81	0.70		0.70		1.36	25,195	40
12-31-21	18.49	0.16	•	2.76	2.92	0.25	0.64	—	0.89	—	20.52	15.95	0.84	0.74		0.74		0.83	28,989	35
12-31-20	16.81	0.27		2.16	2.43	0.22	0.53	—	0.75	—	18.49	15.08	0.86	0.74		0.74		1.62	26,276	32
12-31-19	14.29	0.24	•	3.01	3.25	0.19	0.54	—	0.73	—	16.81	23.19	0.74	0.73		0.73		1.48	24,422	23
Class I
06-30-24+	16.84	0.20	•	1.22	1.42	—	—	—	—	—	18.26	8.43	0.32	0.09		0.09		2.30	15,000	11
12-31-23	15.40	0.12	•	2.70	2.82	0.31	1.07	—	1.38	—	16.84	18.87	0.31	0.08		0.08		0.75	14,792	126
12-31-22	21.19	0.32	•	(4.04)	(3.72)	0.30	1.77	—	2.07	—	15.40	(18.08)	0.31	0.20		0.20		1.87	9,800	40
12-31-21	19.04	0.28	•	2.85	3.13	0.34	0.64	—	0.98	—	21.19	16.58	0.34	0.24		0.24		1.35	9,660	35
12-31-20	17.28	0.37	•	2.21	2.58	0.29	0.53	—	0.82	—	19.04	15.62	0.36	0.24		0.24		2.20	7,830	32
12-31-19	14.65	0.32	•	3.09	3.41	0.24	0.54	—	0.78	—	17.28	23.82	0.24	0.23		0.23		1.95	5,832	23
Class S
06-30-24+	16.79	0.17	•	1.23	1.40	—	—	—	—	—	18.19	8.34	0.57	0.34		0.34		2.01	15,495	11
12-31-23	15.36	0.08	•	2.69	2.77	0.27	1.07	—	1.34	—	16.79	18.56	0.56	0.33		0.33		0.50	14,682	126
12-31-22	21.12	0.26	•	(4.01)	(3.75)	0.24	1.77	—	2.01	—	15.36	(18.30)	0.56	0.45		0.45		1.51	11,600	40
12-31-21	18.99	0.23	•	2.84	3.07	0.30	0.64	—	0.94	—	21.12	16.30	0.59	0.49		0.49		1.12	16,775	35
12-31-20	17.24	0.32	•	2.21	2.53	0.25	0.53	—	0.78	—	18.99	15.34	0.61	0.49		0.49		1.94	13,728	32
12-31-19	14.62	0.28	•	3.09	3.37	0.21	0.54	—	0.75	—	17.24	23.53	0.49	0.48		0.48		1.71	11,372	23
Class S2
06-30-24+	16.41	0.16	•	1.19	1.35	—	—	—	—	—	17.76	8.23	0.72	0.49		0.49		1.93	6,393	11
12-31-23	15.04	0.05	•	2.65	2.70	0.26	1.07	—	1.33	—	16.41	18.47	0.71	0.48		0.48		0.35	5,657	126
12-31-22	20.73	0.25	•	(3.96)	(3.71)	0.21	1.77	—	1.98	—	15.04	(18.43)	0.71	0.60		0.60		1.49	4,152	40
12-31-21	18.68	0.18	•	2.80	2.98	0.29	0.64	—	0.93	—	20.73	16.09	0.74	0.64		0.64		0.89	4,354	35
12-31-20	16.98	0.31	•	2.16	2.47	0.24	0.53	—	0.77	—	18.68	15.17	0.76	0.64		0.64		1.89	4,557	32
12-31-19	14.42	0.24	•	3.06	3.30	0.20	0.54	—	0.74	—	16.98	23.36	0.64	0.63		0.63		1.51	2,896	23
Class Z
06-30-24+	17.13	0.21	•	1.25	1.46	—	—	—	—	—	18.59	8.52	0.23	0.00	*	0.00	*	2.38	919,471	11
12-31-23	15.66	0.14	•	2.75	2.89	0.35	1.07	—	1.42	—	17.13	18.96	0.23	0.00	*	0.00	*	0.82	857,824	126
12-31-22	21.49	0.36	•	(4.10)	(3.74)	0.32	1.77	—	2.09	—	15.66	(17.93)	0.23	0.00	*	0.00	*	2.06	679,923	40
12-31-21	19.27	0.33	•	2.89	3.22	0.36	0.64	—	1.00	—	21.49	16.86	0.24	0.00	*	0.00	*	1.60	760,148	35
12-31-20	17.43	0.41	•	2.25	2.66	0.29	0.53	—	0.82	—	19.27	15.96	0.23	0.00	*	0.00	*	2.41	577,969	32
12-31-19	14.74	0.37	•	3.10	3.47	0.24	0.54	—	0.78	—	17.43	24.08	0.24	0.00	*	0.00	*	2.25	426,037	23
Voya Index Solution 2045 Portfolio
Class ADV
06-30-24+	11.36	0.10	•	0.93	1.03	—	—	—	—	—	12.39	9.07	0.80	0.57		0.57		1.71	107,994	11
12-31-23	10.46	(0.00	)*•	1.95	1.95	0.16	0.89	—	1.05	—	11.36	19.21	0.80	0.57		0.57		(0.01)	102,369	127
12-31-22	14.77	0.15	•	(2.81)	(2.66)	0.13	1.52	—	1.65	—	10.46	(18.60)	0.79	0.70		0.70		1.26	93,516	39
12-31-21	13.31	0.11	•	2.16	2.27	0.19	0.62	—	0.81	—	14.77	17.25	0.81	0.74		0.74		0.73	132,543	38
12-31-20	12.17	0.18	•	1.58	1.76	0.15	0.47	—	0.62	—	13.31	15.23	0.81	0.74		0.74		1.54	129,548	34
12-31-19	10.38	0.16	•	2.29	2.45	0.14	0.52	—	0.66	—	12.17	24.29	0.73	0.73		0.73		1.39	134,331	24
Class I
06-30-24+	11.92	0.13	•	0.98	1.11	—	—	—	—	—	13.03	9.31	0.30	0.07		0.07		2.15	55,987	11
12-31-23	10.93	0.06	•	2.04	2.10	0.22	0.89	—	1.11	—	11.92	19.83	0.30	0.07		0.07		0.49	60,301	127
12-31-22	15.37	0.23	•	(2.94)	(2.71)	0.21	1.52	—	1.73	—	10.93	(18.19)	0.29	0.20		0.20		1.81	47,575	39
12-31-21	13.81	0.19	•	2.24	2.43	0.25	0.62	—	0.87	—	15.37	17.86	0.31	0.24		0.24		1.25	54,110	38
12-31-20	12.61	0.23	•	1.66	1.89	0.22	0.47	—	0.69	—	13.81	15.78	0.31	0.24		0.24		1.92	46,883	34
12-31-19	10.74	0.22		2.38	2.60	0.21	0.52	—	0.73	—	12.61	24.89	0.23	0.23		0.23		1.89	53,784	24

See Accompanying Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2045 Portfolio (continued)
Class S
06-30-24+	11.67	0.12	•	0.95	1.07	—	—	—	—	—	12.74	9.17	0.55	0.32		0.32		1.90	65,536	11
12-31-23	10.72	0.03	•	2.00	2.03	0.19	0.89	—	1.08	—	11.67	19.54	0.55	0.32		0.32		0.24	64,053	127
12-31-22	15.09	0.18	•	(2.87)	(2.69)	0.16	1.52	—	1.68	—	10.72	(18.40)	0.54	0.45		0.45		1.46	54,086	39
12-31-21	13.58	0.15	•	2.20	2.35	0.22	0.62	—	0.84	—	15.09	17.56	0.56	0.49		0.49		1.02	84,023	38
12-31-20	12.41	0.23		1.60	1.83	0.19	0.47	—	0.66	—	13.58	15.49	0.56	0.49		0.49		1.80	77,113	34
12-31-19	10.58	0.20		2.33	2.53	0.18	0.52	—	0.70	—	12.41	24.55	0.48	0.48		0.48		1.64	74,022	24
Class S2
06-30-24+	11.32	0.11	•	0.92	1.03	—	—	—	—	—	12.35	9.10	0.70	0.47		0.47		1.82	43,649	11
12-31-23	10.44	0.01	•	1.94	1.95	0.18	0.89	—	1.07	—	11.32	19.29	0.70	0.47		0.47		0.09	37,431	127
12-31-22	14.76	0.17	•	(2.81)	(2.64)	0.16	1.52	—	1.68	—	10.44	(18.49)	0.69	0.60		0.60		1.45	28,510	39
12-31-21	13.32	0.12	•	2.15	2.27	0.21	0.62	—	0.83	—	14.76	17.28	0.71	0.64		0.64		0.85	29,628	38
12-31-20	12.19	0.20	•	1.58	1.78	0.18	0.47	—	0.65	—	13.32	15.35	0.71	0.64		0.64		1.72	25,318	34
12-31-19	10.41	0.16		2.30	2.46	0.16	0.52	—	0.68	—	12.19	24.34	0.63	0.63		0.63		1.50	20,384	24
Class Z
06-30-24+	12.16	0.14	•	1.00	1.14	—	—	—	—	—	13.30	9.38	0.23	0.00	*	0.00	*	2.27	1,016,122	11
12-31-23	11.14	0.07	•	2.08	2.15	0.24	0.89	—	1.13	—	12.16	19.93	0.23	0.00	*	0.00	*	0.56	928,971	127
12-31-22	15.62	0.25	•	(2.99)	(2.74)	0.22	1.52	—	1.74	—	11.14	(18.10)	0.23	0.00	*	0.00	*	2.01	733,611	39
12-31-21	14.00	0.23	•	2.27	2.50	0.26	0.62	—	0.88	—	15.62	18.14	0.24	0.00	*	0.00	*	1.52	827,504	38
12-31-20	12.74	0.29	•	1.66	1.95	0.22	0.47	—	0.69	—	14.00	16.09	0.23	0.00	*	0.00	*	2.36	650,098	34
12-31-19	10.82	0.27	•	2.38	2.65	0.21	0.52	—	0.73	—	12.74	25.17	0.23	0.00	*	0.00	*	2.21	464,683	24
Voya Index Solution 2050 Portfolio
Class ADV
06-30-24+	16.96	0.14	•	1.44	1.58	—	—	—	—	—	18.54	9.32	0.82	0.60		0.60		1.58	23,300	10
12-31-23	15.39	(0.04	)•	2.99	2.95	0.21	1.17	—	1.38	—	16.96	19.68	0.84	0.62		0.62		(0.22)	21,757	122
12-31-22	21.29	0.22	•	(4.10)	(3.88)	0.16	1.86	—	2.02	—	15.39	(18.70)	0.85	0.72		0.72		1.25	17,963	34
12-31-21	18.85	0.15	•	3.06	3.21	0.23	0.54	—	0.77	—	21.29	17.22	0.87	0.74		0.74		0.72	23,791	38
12-31-20	17.18	0.25	•	2.15	2.40	0.20	0.53	—	0.73	—	18.85	14.66	0.91	0.74		0.74		1.53	19,574	29
12-31-19	14.39	0.24	•	3.24	3.48	0.17	0.52	—	0.69	—	17.18	24.60	0.74	0.74		0.74		1.47	17,450	22
Class I
06-30-24+	17.52	0.19	•	1.49	1.68	—	—	—	—	—	19.20	9.59	0.32	0.10		0.10		2.12	21,368	10
12-31-23	15.86	0.05	•	3.08	3.13	0.30	1.17	—	1.47	—	17.52	20.23	0.34	0.12		0.12		0.28	18,482	122
12-31-22	21.88	0.32	•	(4.22)	(3.90)	0.26	1.86	—	2.12	—	15.86	(18.29)	0.35	0.22		0.22		1.80	11,849	34
12-31-21	19.33	0.26	•	3.15	3.41	0.32	0.54	—	0.86	—	21.88	17.81	0.37	0.24		0.24		1.23	11,548	38
12-31-20	17.58	0.35	•	2.20	2.55	0.27	0.53	—	0.80	—	19.33	15.25	0.41	0.24		0.24		2.07	8,770	29
12-31-19	14.69	0.32	•	3.31	3.63	0.22	0.52	—	0.74	—	17.58	25.21	0.24	0.24		0.24		1.97	6,367	22
Class S
06-30-24+	17.46	0.16	•	1.49	1.65	—	—	—	—	—	19.11	9.45	0.57	0.35		0.35		1.71	12,703	10
12-31-23	15.81	0.00	*•	3.07	3.07	0.25	1.17	—	1.42	—	17.46	19.94	0.59	0.37		0.37		0.03	12,363	122
12-31-22	21.78	0.25	•	(4.18)	(3.93)	0.18	1.86	—	2.04	—	15.81	(18.52)	0.60	0.47		0.47		1.40	9,814	34
12-31-21	19.26	0.20	•	3.14	3.34	0.28	0.54	—	0.82	—	21.78	17.50	0.62	0.49		0.49		0.96	15,698	38
12-31-20	17.53	0.30	•	2.20	2.50	0.24	0.53	—	0.77	—	19.26	14.94	0.66	0.49		0.49		1.80	12,575	29
12-31-19	14.65	0.28	•	3.31	3.59	0.19	0.52	—	0.71	—	17.53	24.94	0.49	0.49		0.49		1.70	10,885	22
Class S2
06-30-24+	17.06	0.15	•	1.45	1.60	—	—	—	—	—	18.66	9.38	0.72	0.50		0.50		1.70	5,933	10
12-31-23	15.48	(0.02	)•	3.01	2.99	0.24	1.17	—	1.41	—	17.06	19.78	0.74	0.52		0.52		(0.12)	4,841	122
12-31-22	21.41	0.25	•	(4.13)	(3.88)	0.19	1.86	—	2.05	—	15.48	(18.62)	0.75	0.62		0.62		1.44	4,018	34
12-31-21	18.95	0.19	•	3.06	3.25	0.25	0.54	—	0.79	—	21.41	17.33	0.77	0.64		0.64		0.93	3,918	38
12-31-20	17.26	0.29	•	2.14	2.43	0.21	0.53	—	0.74	—	18.95	14.77	0.81	0.64		0.64		1.77	3,563	29
12-31-19	14.45	0.25	•	3.25	3.50	0.17	0.52	—	0.69	—	17.26	24.69	0.64	0.64		0.64		1.53	3,072	22

See Accompanying Notes to Financial Statements

 21

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2050 Portfolio (continued)
Class Z
06-30-24+	17.80	0.20	•	1.52	1.72	—	—	—	—	—	19.52	9.66	0.22	0.00	*	0.00	*	2.14	762,922	10
12-31-23	16.10	0.07	•	3.13	3.20	0.33	1.17	—	1.50	—	17.80	20.38	0.22	0.00	*	0.00	*	0.40	689,274	122
12-31-22	22.16	0.36	•	(4.27)	(3.91)	0.29	1.86	—	2.15	—	16.10	(18.14)	0.23	0.00	*	0.00	*	2.01	512,919	34
12-31-21	19.54	0.32	•	3.18	3.50	0.34	0.54	—	0.88	—	22.16	18.12	0.24	0.00	*	0.00	*	1.48	539,936	38
12-31-20	17.73	0.40	•	2.21	2.61	0.27	0.53	—	0.80	—	19.54	15.46	0.23	0.00	*	0.00	*	2.32	398,859	29
12-31-19	14.77	0.37	•	3.33	3.70	0.22	0.52	—	0.74	—	17.73	25.56	0.24	0.00	*	0.00	*	2.23	286,945	22
Voya Index Solution 2055 Portfolio
Class ADV
06-30-24+	15.54	0.12	•	1.34	1.46	—	—	—	—	—	17.00	9.40	0.82	0.60		0.60		1.54	55,848	10
12-31-23	14.08	(0.04	)•	2.74	2.70	0.22	1.02	—	1.24	—	15.54	19.66	0.85	0.62		0.62		(0.26)	53,819	120
12-31-22	19.61	0.20	•	(3.77)	(3.57)	0.14	1.82	—	1.96	—	14.08	(18.76)	0.84	0.72		0.72		1.22	45,187	34
12-31-21	17.47	0.13	•	2.87	3.00	0.21	0.65	—	0.86	—	19.61	17.32	0.85	0.74		0.74		0.69	63,321	38
12-31-20	15.91	0.24		2.03	2.27	0.18	0.53	—	0.71	—	17.47	14.90	0.89	0.74		0.74		1.49	58,091	29
12-31-19	13.42	0.22		3.00	3.22	0.15	0.58	—	0.73	—	15.91	24.52	0.74	0.74		0.74		1.40	54,378	20
Class I
06-30-24+	16.09	0.17	•	1.38	1.55	—	—	—	—	—	17.64	9.63	0.32	0.10		0.10		2.02	54,787	10
12-31-23	14.53	0.04	•	2.84	2.88	0.30	1.02	—	1.32	—	16.09	20.33	0.35	0.12		0.12		0.24	52,451	120
12-31-22	20.20	0.29	•	(3.90)	(3.61)	0.24	1.82	—	2.06	—	14.53	(18.38)	0.34	0.22		0.22		1.78	37,659	34
12-31-21	17.95	0.24	•	2.95	3.19	0.29	0.65	—	0.94	—	20.20	17.95	0.35	0.24		0.24		1.22	42,496	38
12-31-20	16.33	0.31	•	2.09	2.40	0.25	0.53	—	0.78	—	17.95	15.43	0.39	0.24		0.24		1.95	35,009	29
12-31-19	13.75	0.30	•	3.09	3.39	0.23	0.58	—	0.81	—	16.33	25.22	0.24	0.24		0.24		1.95	31,202	20
Class S
06-30-24+	15.83	0.14	•	1.37	1.51	—	—	—	—	—	17.34	9.54	0.57	0.35		0.35		1.73	41,851	10
12-31-23	14.32	(0.00	)*•	2.79	2.79	0.26	1.02	—	1.28	—	15.83	20.00	0.60	0.37		0.37		(0.01)	38,902	120
12-31-22	19.90	0.23	•	(3.82)	(3.59)	0.17	1.82	—	1.99	—	14.32	(18.56)	0.59	0.47		0.47		1.43	29,007	34
12-31-21	17.71	0.18	•	2.91	3.09	0.25	0.65	—	0.90	—	19.90	17.64	0.60	0.49		0.49		0.93	43,919	38
12-31-20	16.13	0.27	•	2.06	2.33	0.22	0.53	—	0.75	—	17.71	15.11	0.64	0.49		0.49		1.76	40,587	29
12-31-19	13.59	0.25	•	3.06	3.31	0.19	0.58	—	0.77	—	16.13	24.94	0.49	0.49		0.49		1.66	35,423	20
Class S2
06-30-24+	15.57	0.13	•	1.34	1.47	—	—	—	—	—	17.04	9.44	0.72	0.50		0.50		1.65	33,054	10
12-31-23	14.11	(0.02	)•	2.75	2.73	0.25	1.02	—	1.27	—	15.57	19.84	0.75	0.52		0.52		(0.16)	27,217	120
12-31-22	19.67	0.23	•	(3.80)	(3.57)	0.17	1.82	—	1.99	—	14.11	(18.69)	0.74	0.62		0.62		1.41	19,070	34
12-31-21	17.54	0.15	•	2.88	3.03	0.25	0.65	—	0.90	—	19.67	17.43	0.75	0.64		0.64		0.78	20,878	38
12-31-20	15.99	0.27	•	2.01	2.28	0.20	0.53	—	0.73	—	17.54	14.97	0.79	0.64		0.64		1.73	17,208	29
12-31-19	13.49	0.23	•	3.03	3.26	0.18	0.58	—	0.76	—	15.99	24.68	0.64	0.64		0.64		1.53	11,439	20
Class Z
06-30-24+	16.40	0.18	•	1.42	1.60	—	—	—	—	—	18.00	9.76	0.22	0.00	*	0.00	*	2.10	661,286	10
12-31-23	14.80	0.06	•	2.89	2.95	0.33	1.02	—	1.35	—	16.40	20.44	0.23	0.00	*	0.00	*	0.36	594,985	120
12-31-22	20.51	0.33	•	(3.96)	(3.63)	0.26	1.82	—	2.08	—	14.80	(18.20)	0.23	0.00	*	0.00	*	2.00	439,069	34
12-31-21	18.20	0.29	•	2.99	3.28	0.32	0.65	—	0.97	—	20.51	18.19	0.24	0.00	*	0.00	*	1.49	450,163	38
12-31-20	16.51	0.37	•	2.10	2.47	0.25	0.53	—	0.78	—	18.20	15.69	0.23	0.00	*	0.00	*	2.32	324,254	29
12-31-19	13.86	0.35	•	3.11	3.46	0.23	0.58	—	0.81	—	16.51	25.54	0.24	0.00	*	0.00	*	2.23	217,585	20
Voya Index Solution 2060 Portfolio
Class ADV
06-30-24+	13.68	0.11	•	1.18	1.29	—	—	—	—	—	14.97	9.43	0.80	0.58		0.58		1.57	18,051	9
12-31-23	12.27	(0.04	)•	2.40	2.36	0.15	0.80	—	0.95	—	13.68	19.67	0.85	0.62		0.62		(0.27)	16,902	117
12-31-22	16.89	0.17	•	(3.27)	(3.10)	0.11	1.41	—	1.52	—	12.27	(18.84)	0.88	0.72		0.72		1.25	12,814	34
12-31-21	14.80	0.12	•	2.47	2.59	0.13	0.37	—	0.50	—	16.89	17.65	0.91	0.74		0.74		0.72	15,085	37
12-31-20	13.31	0.18	•	1.76	1.94	0.12	0.33	—	0.45	—	14.80	15.11	0.92	0.74		0.74		1.42	11,253	34

See Accompanying Notes to Financial Statements

 22

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2060 Portfolio (continued)
Class ADV (continued)
12-31-19	11.02	0.18	•	2.50	2.68	0.09	0.30	—	0.39	—	13.31	24.62	0.77	0.74		0.74		1.45	9,576	36
Class I
06-30-24+	14.05	0.15	•	1.21	1.36	—	—	—	—	—	15.41	9.68	0.30	0.08		0.08		2.06	37,776	9
12-31-23	12.56	0.03	•	2.47	2.50	0.21	0.80	—	1.01	—	14.05	20.37	0.35	0.12		0.12		0.23	31,714	117
12-31-22	17.25	0.25	•	(3.35)	(3.10)	0.18	1.41	—	1.59	—	12.56	(18.44)	0.38	0.22		0.22		1.80	20,763	34
12-31-21	15.10	0.21	•	2.51	2.72	0.20	0.37	—	0.57	—	17.25	18.18	0.41	0.24		0.24		1.26	20,267	37
12-31-20	13.55	0.28	•	1.77	2.05	0.17	0.33	—	0.50	—	15.10	15.69	0.43	0.24		0.24		2.11	13,765	34
12-31-19	11.19	0.27	•	2.52	2.79	0.13	0.30	—	0.43	—	13.55	25.32	0.27	0.24		0.24		2.18	7,603	36
Class S
06-30-24+	13.88	0.12	•	1.20	1.32	—	—	—	—	—	15.20	9.51	0.55	0.33		0.33		1.70	8,970	9
12-31-23	12.42	(0.00	)*•	2.44	2.44	0.18	0.80	—	0.98	—	13.88	20.08	0.60	0.37		0.37		(0.02)	8,533	117
12-31-22	17.04	0.20	•	(3.30)	(3.10)	0.11	1.41	—	1.52	—	12.42	(18.65)	0.63	0.47		0.47		1.39	6,050	34
12-31-21	14.92	0.15	•	2.51	2.66	0.17	0.37	—	0.54	—	17.04	17.96	0.66	0.49		0.49		0.95	9,659	37
12-31-20	13.41	0.24	•	1.75	1.99	0.15	0.33	—	0.48	—	14.92	15.37	0.68	0.49		0.49		1.83	8,248	34
12-31-19	11.10	0.22	•	2.50	2.72	0.11	0.30	—	0.41	—	13.41	24.87	0.52	0.49		0.49		1.74	5,693	36
Class S2
06-30-24+	13.77	0.12	•	1.18	1.30	—	—	—	—	—	15.07	9.44	0.70	0.48		0.48		1.68	4,022	9
12-31-23	12.34	(0.02	)•	2.42	2.40	0.17	0.80	—	0.97	—	13.77	19.86	0.75	0.52		0.52		(0.17)	3,219	117
12-31-22	16.97	0.20	•	(3.31)	(3.11)	0.11	1.41	—	1.52	—	12.34	(18.77)	0.78	0.62		0.62		1.42	2,381	34
12-31-21	14.87	0.13	•	2.49	2.62	0.15	0.37	—	0.52	—	16.97	17.78	0.81	0.64		0.64		0.80	2,296	37
12-31-20	13.37	0.22	•	1.74	1.96	0.13	0.33	—	0.46	—	14.87	15.17	0.83	0.64		0.64		1.74	2,098	34
12-31-19	11.07	0.19	•	2.51	2.70	0.10	0.30	—	0.40	—	13.37	24.76	0.67	0.64		0.64		1.56	1,545	36
Class Z
06-30-24+	14.28	0.16	•	1.23	1.39	—	—	—	—	—	15.67	9.73	0.23	0.00	*	0.00	*	2.11	436,780	9
12-31-23	12.76	0.05	•	2.50	2.55	0.23	0.80	—	1.03	—	14.28	20.46	0.23	0.00	*	0.00	*	0.34	381,153	117
12-31-22	17.48	0.29	•	(3.40)	(3.11)	0.20	1.41	—	1.61	—	12.76	(18.25)	0.24	0.00	*	0.00	*	2.02	260,763	34
12-31-21	15.27	0.25	•	2.55	2.80	0.22	0.37	—	0.59	—	17.48	18.50	0.24	0.00	*	0.00	*	1.49	243,777	37
12-31-20	13.67	0.31	•	1.79	2.10	0.17	0.33	—	0.50	—	15.27	15.92	0.25	0.00	*	0.00	*	2.35	159,536	34
12-31-19	11.26	0.29	•	2.55	2.84	0.13	0.30	—	0.43	—	13.67	25.61	0.27	0.00	*	0.00	*	2.31	84,826	36
Voya Index Solution 2065 Portfolio
Class ADV
06-30-24+	11.70	0.10	•	1.02	1.12	—	—	—	—	—	12.82	9.57	0.83	0.59		0.59		1.67	4,082	9
12-31-23	9.76	(0.03	)•	1.97	1.94	—	—	—	—	—	11.70	19.88	0.92	0.66		0.66		(0.31)	3,585	108
12-31-22	12.79	0.12	•	(2.52)	(2.40)	0.12	0.51	—	0.63	—	9.76	(18.86)	1.00	0.73		0.73		1.16	3,367	51
12-31-21	11.58	0.12	•	1.93	2.05	0.08	0.76	—	0.84	—	12.79	17.74	1.12	0.74		0.74		0.92	1,684	42
07-29-20(5)- 12-31-20	10.00	0.08	•	1.58	1.66	0.07	0.01	—	0.08	—	11.58	16.62	2.09	0.74		0.74		1.87	382	17
Class I
06-30-24+	11.80	0.13	•	1.03	1.16	—	—	—	—	—	12.96	9.83	0.33	0.09		0.09		2.15	13,414	9
12-31-23	9.80	0.02	•	1.98	2.00	—	—	—	—	—	11.80	20.41	0.42	0.16		0.16		0.19	9,140	108
12-31-22	12.82	0.21	•	(2.57)	(2.36)	0.15	0.51	—	0.66	—	9.80	(18.45)	0.50	0.23		0.23		1.97	3,337	51
12-31-21	11.58	0.20	•	1.93	2.13	0.13	0.76	—	0.89	—	12.82	18.45	0.62	0.24		0.24		1.51	1,419	42
07-29-20(5)- 12-31-20	10.00	0.13	•	1.55	1.68	0.09	0.01	—	0.10	—	11.58	16.79	1.59	0.24		0.24		2.76	341	17
Class S
06-30-24+	11.75	0.10	•	1.03	1.13	—	—	—	—	—	12.88	9.62	0.58	0.34		0.34		1.70	3,772	9
12-31-23	9.77	(0.01	)•	1.99	1.98	—	—	—	—	—	11.75	20.27	0.67	0.41		0.41		(0.06)	3,649	108
12-31-22	12.80	0.17	•	(2.56)	(2.39)	0.13	0.51	—	0.64	—	9.77	(18.71)	0.75	0.48		0.48		1.55	2,156	51
12-31-21	11.58	0.16	•	1.93	2.09	0.11	0.76	—	0.87	—	12.80	18.08	0.87	0.49		0.49		1.21	1,626	42

See Accompanying Notes to Financial Statements

 23

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2065 Portfolio (continued)
Class S (continued)
07-29-20(5)- 12-31-20	10.00	0.11	•	1.56	1.67	0.08	0.01	—	0.09	—	11.58	16.72	1.84	0.49		0.49		2.50	382	17
Class S2
06-30-24+	11.71	0.11	•	1.01	1.12	—	—	—	—	—	12.83	9.56	0.73	0.49		0.49		1.77	2,088	9
12-31-23	9.76	(0.02	)•	1.97	1.95	—	—	—	—	—	11.71	19.98	0.82	0.56		0.56		(0.21)	1,337	108
12-31-22	12.78	0.16	•	(2.55)	(2.39)	0.12	0.51	—	0.63	—	9.76	(18.74)	0.90	0.63		0.63		1.45	611	51
12-31-21	11.57	0.09	•	1.97	2.06	0.09	0.76	—	0.85	—	12.78	17.87	1.02	0.64		0.64		0.70	428	42
07-29-20(5)- 12-31-20	10.00	0.13	•	1.53	1.66	0.08	0.01	—	0.09	—	11.57	16.59	1.99	0.64		0.64		2.80	175	17
Class Z
06-30-24+	11.86	0.14	•	1.03	1.17	—	—	—	—	—	13.03	9.87	0.24	0.00	*	0.00	*	2.18	97,167	9
12-31-23	9.83	0.04	•	1.99	2.03	—	—	—	—	—	11.86	20.65	0.26	0.00	*	0.00	*	0.35	72,511	108
12-31-22	12.85	0.23	•	(2.57)	(2.34)	0.17	0.51	—	0.68	—	9.83	(18.27)	0.30	0.00	*	0.00	*	2.13	34,267	51
12-31-21	11.59	0.22	•	1.94	2.16	0.14	0.76	—	0.90	—	12.85	18.69	0.48	0.00	*	0.00	*	1.72	16,030	42
07-29-20(5)- 12-31-20	10.00	0.12	•	1.57	1.69	0.09	0.01	—	0.10	—	11.59	16.89	1.57	0.00	*	0.00	*	2.74	3,190	17

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

 24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-seven active separate investment series. The ten series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Index Solution Income Portfolio (“Index Solution Income”), Voya Index Solution 2025 Portfolio (“Index Solution 2025”), Voya Index Solution 2030 Portfolio (“Index Solution 2030”), Voya Index Solution 2035 Portfolio (“Index Solution 2035”), Voya Index Solution 2040 Portfolio (“Index Solution 2040”), Voya Index Solution 2045 Portfolio (“Index Solution 2045”), Voya Index Solution 2050 Portfolio (“Index Solution 2050”), Voya Index Solution 2055 Portfolio (“Index Solution 2055”), Voya Index Solution 2060 Portfolio (“Index Solution 2060”) and Voya Index Solution 2065 Portfolio (“Index Solution 2065”), each a diversified series of the Company.

Index Solution 2025, Index Solution 2030, Index Solution 2035, Index Solution 2040, Index Solution 2045, Index Solution 2050, Index Solution 2055, Index Solution 2060 and Index Solution 2065 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Index Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”).

The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Service (“Class S”), Service 2 (“Class S2”) and Class Z. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of each of the Portfolios is described in the respective Portfolio’s Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

During the period ended June 30, 2024, there were no futures contracts entered into by Portfolio.

H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2024, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Index Solution Income	$65,415,939	$121,141,877
Index Solution 2025	159,341,586	247,415,568
Index Solution 2030	118,297,446	128,720,393
Index Solution 2035	177,586,506	193,308,498
Index Solution 2040	105,143,635	108,332,387
Index Solution 2045	130,720,180	11,139,297
Index Solution 2050	90,693,915	76,092,483
Index Solution 2055	93,391,762	79,961,211
Index Solution 2060	69,526,889	44,357,073
Index Solution 2065	30,857,000	9,131,231

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing,

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and/or Funding Agreements and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Classes ADV and S2 of the Portfolios have a plan of distribution (the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each respective Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% of each Portfolio’s average daily net assets attributable to its Class S2 shares.

The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S and S2 shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S and S2 shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S and S2 shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage

Voya Institutional Trust Company	Index Solution Income	36.19%
	Index Solution 2025	20.44
	Index Solution 2030	16.16
	Index Solution 2035	18.00
	Index Solution 2040	14.74
	Index Solution 2045	19.88
	Index Solution 2050	14.49
	Index Solution 2055	17.17
	Index Solution 2060	17.16
	Index Solution 2065	11.50

Voya Retirement Insurance and Annuity Company	Index Solution Income	63.79
	Index Solution 2025	79.56
	Index Solution 2030	83.80
	Index Solution 2035	81.99
	Index Solution 2040	85.22
	Index Solution 2045	80.12
	Index Solution 2050	85.50
	Index Solution 2055	82.83
	Index Solution 2060	82.84
	Index Solution 2065	88.50

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2024, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Portfolio	Amount
Index Solution Income	$38,239
Index Solution 2025	57,889
Index Solution 2030	28,407
Index Solution 2035	83,317
Index Solution 2040	27,728
Index Solution 2045	88,385
Index Solution 2050	27,383
Index Solution 2055	81,121
Index Solution 2060	25,244
Index Solution 2065	10,041

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below.

Portfolio(1)	Class ADV	Class I	Class S	Class S2	Class Z
Index Solution Income	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2025	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2030	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2035	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2040	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2045	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2050	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2055	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2060	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2065	0.74%	0.24%	0.49%	0.64%	0.00%

(1)	Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

The Expense Limitation Agreement is contractual through May 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months ended June 30, 2024 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Index Solution Income	4	$3,096,250	6.33%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Index Solution Income
Class ADV
6/30/2024	161,511	—	—	(790,867)	—	(629,356)	1,506,637	—	—	(7,458,686)	—	(5,952,049)
12/31/2023	310,752	—	267,653	(1,750,742)	—	(1,172,337)	2,773,988	—	2,366,049	(15,650,137)	—	(10,510,100)
Class I
6/30/2024	93,829	—	—	(318,548)	—	(224,719)	907,399	—	—	(3,075,941)	—	(2,168,542)

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Index Solution Income (continued)
Class I
12/31/2023	258,483	—	54,646	(189,436)	—	123,693	2,380,019	—	497,279	(1,762,233)	—	1,115,065
Class S
6/30/2024	48,220	—	—	(763,191)	—	(714,971)	460,914	—	—	(7,312,491)	—	(6,851,577)
12/31/2023	295,365	—	395,509	(1,880,379)	—	(1,189,505)	2,690,180	—	3,563,536	(17,180,735)	—	(10,927,019)
Class S2
6/30/2024	250,050	—	—	(148,959)	—	101,091	2,309,312	—	—	(1,383,986)	—	925,326
12/31/2023	412,789	—	79,200	(361,361)	—	130,628	3,662,861	—	692,207	(3,195,929)	—	1,159,139
Class Z
6/30/2024	872,629	—	—	(6,078,426)	—	(5,205,797)	8,620,344	—	—	(59,828,819)	—	(51,208,475)
12/31/2023	2,795,818	—	2,305,654	(8,301,293)	—	(3,199,821)	26,068,782	—	21,350,352	(77,785,814)	—	(30,366,680)
Index Solution 2025
Class ADV
6/30/2024	385,686	—	—	(1,552,933)	—	(1,167,247)	3,942,117	—	—	(16,004,740)	—	(12,062,623)
12/31/2023	623,753	—	666,418	(2,486,261)	—	(1,196,090)	5,980,397	—	6,337,632	(23,945,967)	—	(11,627,938)
Class I
6/30/2024	269,690	—	—	(866,612)	—	(596,922)	2,874,658	—	—	(9,101,642)	—	(6,226,984)
12/31/2023	512,915	—	255,665	(600,709)	—	167,871	5,074,499	—	2,500,404	(5,963,580)	—	1,611,323
Class S
6/30/2024	247,811	—	—	(1,568,415)	—	(1,320,604)	2,579,999	—	—	(16,398,257)	—	(13,818,258)
12/31/2023	471,084	—	534,548	(1,501,140)	—	(495,508)	4,627,298	—	5,163,738	(14,641,147)	—	(4,850,111)
Class S2
6/30/2024	335,523	—	—	(310,046)	—	25,477	3,395,293	—	—	(3,154,915)	—	240,378
12/31/2023	610,048	—	191,901	(564,249)	—	237,700	5,715,358	—	1,805,786	(5,323,279)	—	2,197,865
Class Z
6/30/2024	1,597,077	—	—	(8,200,862)	—	(6,603,785)	17,247,090	—	—	(87,827,187)	—	(70,580,097)
12/31/2023	4,557,188	—	4,423,170	(10,510,345)	—	(1,529,987)	46,321,027	—	44,054,777	(105,846,188)	—	(15,470,384)
Index Solution 2030
Class ADV
6/30/2024	145,317	—	—	(305,028)	—	(159,711)	2,184,561	—	—	(4,556,173)	—	(2,371,612)
12/31/2023	448,471	—	189,734	(757,458)	—	(119,253)	6,302,198	—	2,635,400	(10,709,690)	—	(1,772,092)
Class I
6/30/2024	149,724	—	—	(168,572)	—	(18,848)	2,306,087	—	—	(2,611,136)	—	(305,049)
12/31/2023	272,405	—	55,821	(104,960)	—	223,266	4,045,190	—	805,503	(1,603,947)	—	3,246,746
Class S
6/30/2024	124,077	—	—	(248,575)	—	(124,498)	1,912,753	—	—	(3,864,233)	—	(1,951,480)
12/31/2023	296,023	—	76,632	(198,523)	—	174,132	4,337,491	—	1,096,605	(2,863,257)	—	2,570,839
Class S2
6/30/2024	264,412	—	—	(137,095)	—	127,317	4,011,113	—	—	(2,065,101)	—	1,946,012
12/31/2023	403,001	—	79,849	(107,348)	—	375,502	5,642,314	—	1,115,490	(1,507,448)	—	5,250,356
Class Z
6/30/2024	1,883,509	—	—	(3,104,844)	—	(1,221,335)	29,910,828	—	—	(49,254,694)	—	(19,343,866)
12/31/2023	4,220,115	—	3,759,447	(4,855,120)	—	3,124,442	63,060,326	—	55,188,688	(72,587,641)	—	45,661,373
Index Solution 2035
Class ADV
6/30/2024	449,039	—	—	(1,521,518)	—	(1,072,479)	4,952,419	—	—	(16,855,981)	—	(11,903,562)
12/31/2023	749,475	—	981,612	(2,297,709)	—	(566,622)	7,660,352	—	9,884,830	(23,605,287)	—	(6,060,105)
Class I
6/30/2024	323,663	—	—	(923,681)	—	(600,018)	3,709,034	—	—	(10,473,079)	—	(6,764,045)
12/31/2023	845,904	—	460,375	(352,545)	—	953,734	8,944,174	—	4,797,108	(3,643,406)	—	10,097,876
Class S
6/30/2024	222,324	—	—	(1,053,617)	—	(831,293)	2,473,870	—	—	(11,866,514)	—	(9,392,644)
12/31/2023	919,351	—	702,323	(1,039,136)	—	582,538	9,653,704	—	7,205,831	(10,838,963)	—	6,020,572
Class S2
6/30/2024	613,540	—	—	(373,563)	—	239,977	6,665,350	—	—	(4,121,009)	—	2,544,341
12/31/2023	739,577	—	341,457	(320,485)	—	760,549	7,506,756	—	3,414,569	(3,195,576)	—	7,725,749
Class Z
6/30/2024	4,277,775	—	—	(5,042,440)	—	(764,665)	49,830,635	—	—	(58,502,274)	—	(8,671,639)
12/31/2023	10,349,512	—	8,170,585	(6,562,691)	—	11,957,406	112,530,707	—	86,935,022	(70,700,544)	—	128,765,185
Index Solution 2040
Class ADV
6/30/2024	169,882	—	—	(220,224)	—	(50,342)	2,829,680	—	—	(3,728,619)	—	(898,939)

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Index Solution 2040 (continued)
Class ADV
12/31/2023	314,168	—	144,658	(378,302)	—	80,524	4,907,212	—	2,220,501	(5,894,123)	—	1,233,590
Class I
6/30/2024	114,611	—	—	(171,698)	—	(57,087)	2,010,168	—	—	(2,964,529)	—	(954,361)
12/31/2023	246,447	—	64,248	(68,786)	—	241,909	3,984,074	—	1,022,833	(1,136,631)	—	3,870,276
Class S
6/30/2024	91,730	—	—	(114,213)	—	(22,483)	1,618,108	—	—	(2,006,899)	—	(388,791)
12/31/2023	221,561	—	67,071	(169,586)	—	119,046	3,593,283	—	1,066,425	(2,683,009)	—	1,976,699
Class S2
6/30/2024	45,973	—	—	(30,776)	—	15,197	786,332	—	—	(528,636)	—	257,696
12/31/2023	87,624	—	26,678	(45,516)	—	68,786	1,392,498	—	414,574	(709,776)	—	1,097,296
Class Z
6/30/2024	2,198,829	—	—	(2,807,025)	—	(608,196)	39,265,293	—	—	(49,882,252)	—	(10,616,959)
12/31/2023	5,654,201	—	3,918,370	(2,920,635)	—	6,651,936	92,717,473	—	63,477,601	(47,851,982)	—	108,343,092
Index Solution 2045
Class ADV
6/30/2024	334,963	—	—	(627,235)	—	(292,272)	3,988,306	—	—	(7,502,551)	—	(3,514,245)
12/31/2023	764,500	—	837,315	(1,532,955)	—	68,860	8,321,424	—	9,009,512	(16,805,937)	—	524,999
Class I
6/30/2024	350,178	—	—	(1,112,122)	—	(761,944)	4,353,560	—	—	(13,484,106)	—	(9,130,546)
12/31/2023	611,143	—	449,218	(354,032)	—	706,329	7,013,443	—	5,058,193	(4,009,542)	—	8,062,094
Class S
6/30/2024	181,197	—	—	(525,557)	—	(344,360)	2,214,167	—	—	(6,458,445)	—	(4,244,278)
12/31/2023	495,275	—	503,539	(555,262)	—	443,552	5,575,851	—	5,559,066	(6,199,869)	—	4,935,048
Class S2
6/30/2024	391,093	—	—	(162,995)	—	228,098	4,616,874	—	—	(1,951,432)	—	2,665,442
12/31/2023	525,713	—	285,512	(237,040)	—	574,185	5,725,542	—	3,060,692	(2,594,880)	—	6,191,354
Class Z
6/30/2024	3,380,185	—	—	(3,348,085)	—	32,100	43,136,416	—	—	(42,504,229)	—	632,187
12/31/2023	8,172,772	—	6,755,360	(4,380,085)	—	10,548,047	95,539,044	—	77,619,082	(50,821,729)	—	122,336,397
Index Solution 2050
Class ADV
6/30/2024	115,486	—	—	(141,691)	—	(26,205)	2,048,001	—	—	(2,532,992)	—	(484,991)
12/31/2023	290,131	—	103,991	(278,115)	—	116,007	4,722,162	—	1,670,097	(4,544,573)	—	1,847,686
Class I
6/30/2024	168,927	—	—	(110,973)	—	57,954	3,086,477	—	—	(1,976,197)	—	1,110,280
12/31/2023	352,167	—	80,776	(125,185)	—	307,758	5,873,921	—	1,337,654	(2,081,222)	—	5,130,353
Class S
6/30/2024	113,506	—	—	(156,923)	—	(43,417)	2,037,506	—	—	(2,864,395)	—	(826,889)
12/31/2023	161,479	—	57,546	(131,675)	—	87,350	2,706,909	—	950,666	(2,173,989)	—	1,483,586
Class S2
6/30/2024	44,873	—	—	(10,691)	—	34,182	802,739	—	—	(189,540)	—	613,199
12/31/2023	89,578	—	22,044	(87,313)	—	24,309	1,480,729	—	356,003	(1,441,259)	—	395,473
Class Z
6/30/2024	2,067,359	—	—	(1,700,220)	—	367,139	38,678,115	—	—	(31,622,593)	—	7,055,522
12/31/2023	5,662,308	—	3,045,465	(1,842,439)	—	6,865,334	96,271,381	—	51,224,722	(31,332,934)	—	116,163,169
Index Solution 2055
Class ADV
6/30/2024	219,315	—	—	(397,680)	—	(178,365)	3,580,882	—	—	(6,538,687)	—	(2,957,805)
12/31/2023	514,167	—	272,676	(533,580)	—	253,263	7,587,933	—	4,016,524	(7,947,673)	—	3,656,784
Class I
6/30/2024	264,123	—	—	(419,295)	—	(155,172)	4,432,436	—	—	(6,840,264)	—	(2,407,828)
12/31/2023	563,586	—	249,804	(144,115)	—	669,275	8,659,263	—	3,799,514	(2,200,787)	—	10,257,990
Class S
6/30/2024	164,196	—	—	(208,226)	—	(44,030)	2,716,966	—	—	(3,468,649)	—	(751,683)
12/31/2023	416,836	—	189,774	(174,246)	—	432,364	6,294,600	—	2,842,817	(2,625,690)	—	6,511,727
Class S2
6/30/2024	253,839	—	—	(62,396)	—	191,443	4,130,911	—	—	(1,014,788)	—	3,116,123
12/31/2023	396,950	—	127,745	(127,744)	—	396,951	5,893,398	—	1,884,236	(1,899,699)	—	5,877,935
Class Z
6/30/2024	2,125,839	—	—	(1,657,617)	—	468,222	36,673,682	—	—	(28,316,962)	—	8,356,720
12/31/2023	5,395,538	—	2,787,428	(1,568,277)	—	6,614,689	84,453,774	—	43,205,136	(24,404,551)	—	103,254,359

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Index Solution 2060
Class ADV
6/30/2024	115,883	—	—	(145,379)	—	(29,496)	1,668,546	—	—	(2,096,116)	—	(427,570)
12/31/2023	330,506	—	81,921	(221,654)	—	190,773	4,322,976	—	1,061,699	(2,898,112)	—	2,486,563
Class I
6/30/2024	362,582	—	—	(168,427)	—	194,155	5,299,452	—	—	(2,467,188)	—	2,832,264
12/31/2023	579,190	—	148,623	(122,751)	—	605,062	7,724,138	—	1,973,710	(1,630,021)	—	8,067,827
Class S
6/30/2024	79,511	—	—	(104,294)	—	(24,783)	1,149,842	—	—	(1,519,395)	—	(369,553)
12/31/2023	166,160	—	39,215	(77,411)	—	127,964	2,178,233	—	514,887	(1,001,372)	—	1,691,748
Class S2
6/30/2024	40,347	—	—	(7,298)	—	33,049	581,517	—	—	(105,228)	—	476,289
12/31/2023	63,071	—	14,944	(37,075)	—	40,940	820,991	—	194,869	(487,072)	—	528,788
Class Z
6/30/2024	2,316,840	—	—	(1,132,467)	—	1,184,373	34,667,960	—	—	(16,866,307)	—	17,801,653
12/31/2023	5,539,307	—	1,774,100	(1,056,208)	—	6,257,199	75,090,203	—	23,950,349	(14,323,330)	—	84,717,222
Index Solution 2065
Class ADV
6/30/2024	87,318	—	—	(75,258)	—	12,060	1,073,913	—	—	(943,373)	—	130,540
12/31/2023	149,355	—	—	(187,803)	—	(38,448)	1,586,964	—	—	(1,981,068)	—	(394,104)
Class I
6/30/2024	333,968	—	—	(73,223)	—	260,745	4,126,363	—	—	(898,447)	—	3,227,916
12/31/2023	477,865	—	—	(43,967)	—	433,898	5,143,912	—	—	(478,617)	—	4,665,295
Class S
6/30/2024	62,436	—	—	(80,287)	—	(17,851)	765,665	—	—	(993,110)	—	(227,445)
12/31/2023	127,097	—	—	(37,024)	—	90,073	1,359,796	—	—	(399,798)	—	959,998
Class S2
6/30/2024	59,255	—	—	(10,700)	—	48,555	726,251	—	—	(128,624)	—	597,627
12/31/2023	66,962	—	—	(15,310)	—	51,652	726,738	—	—	(161,471)	—	565,267
Class Z
6/30/2024	1,601,065	—	—	(257,169)	—	1,343,896	19,951,702	—	—	(3,187,578)	—	16,764,124
12/31/2023	2,954,455	—	—	(327,283)	—	2,627,172	31,853,464	—	—	(3,515,475)	—	28,337,989

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, futures contracts and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Index Solution Income	$17,724,066	$10,745,357	$42,278,263	$42,530,643
Index Solution 2025	24,745,512	35,116,825	29,671,435	100,280,980
Index Solution 2030	18,950,866	41,890,820	19,397,293	67,658,339
Index Solution 2035	27,884,363	84,352,997	25,939,909	123,623,291
Index Solution 2040	16,385,623	51,816,311	16,748,845	67,090,290
Index Solution 2045	20,534,661	79,771,884	21,504,790	106,591,347
Index Solution 2050	11,946,994	43,592,148	10,874,680	51,762,464
Index Solution 2055	13,078,303	42,669,924	12,710,761	54,218,109
Index Solution 2060	6,103,505	21,592,009	5,896,354	25,028,352
Index Solution 2065	—	—	697,368	2,048,929

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2023 were:

	Undistributed	Unrealized			Total
	Ordinary	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	(Depreciation)	Amount	Character	Earnings/(Loss)
Index Solution Income	$18,529,687	$24,721,915	$(1,180,767)	Short-term	$(43,141,900)
			(85,212,735)	Long-term
			$(86,393,502)
Index Solution 2025	20,001,631	70,939,151	(98,852,191)	Long-term	(7,911,409)
Index Solution 2030	13,655,809	69,618,658	(2,050,971)	Short-term	6,648,190
			(74,575,306)	Long-term
			$(76,626,277)
Index Solution 2035	15,951,654	136,445,535	(125,442,366)	Long-term	26,954,823
Index Solution 2040	6,489,204	94,557,687	(1,567,267)	Short-term	30,297,618
			(69,182,006)	Long-term
			$(70,749,273)
Index Solution 2045	5,012,755	133,100,146	(86,946,907)	Long-term	51,165,994
Index Solution 2050	2,360,397	84,724,622	(51,890,224)	Long-term	35,194,795
Index Solution 2055	1,807,077	87,475,307	(50,630,013)	Long-term	38,652,371
Index Solution 2060	1,107,471	49,588,859	(3,065,159)	Short-term	18,809,219
			(28,821,952)	Long-term
			$(31,887,111)
Index Solution 2065	180,200	9,432,590	(225,511)	Short-term	5,320,562
			(4,066,717)	Long-term
			$(4,292,228)

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Portfolio may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Portfolio and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2024, the Portfolios declared dividends from net investment income of:

	Per Share	Payable	Record		Per Share	Payable	Record
	Amount	Date	Date		Amount	Date	Date
Index Solution Income				Index Solution 2045
Class ADV	$0.2445	August 5, 2024	August 1, 2024	Class ADV	$-	August 5, 2024	August 1, 2024
Class I	$0.2967	August 5, 2024	August 1, 2024	Class I	$0.0583	August 5, 2024	August 1, 2024
Class S	$0.2716	August 5, 2024	August 1, 2024	Class S	$0.0253	August 5, 2024	August 1, 2024
Class S2	$0.2608	August 5, 2024	August 1, 2024	Class S2	$0.0141	August 5, 2024	August 1, 2024
Class Z	$0.3029	August 5, 2024	August 1, 2024	Class Z	$0.0608	August 5, 2024	August 1, 2024
Index Solution 2025				Index Solution 2050
Class ADV	$0.1637	August 5, 2024	August 1, 2024	Class ADV	$-	August 5, 2024	August 1, 2024
Class I	$0.2202	August 5, 2024	August 1, 2024	Class I	$0.0422	August 5, 2024	August 1, 2024
Class S	$0.1912	August 5, 2024	August 1, 2024	Class S	$0.0023	August 5, 2024	August 1, 2024
Class S2	$0.1787	August 5, 2024	August 1, 2024	Class S2	$-	August 5, 2024	August 1, 2024
Class Z	$0.2241	August 5, 2024	August 1, 2024	Class Z	$0.0592	August 5, 2024	August 1, 2024
Index Solution 2030				Index Solution 2055
Class ADV	$0.1601	August 5, 2024	August 1, 2024	Class ADV	$-	August 5, 2024	August 1, 2024
Class I	$0.2355	August 5, 2024	August 1, 2024	Class I	$0.0329	August 5, 2024	August 1, 2024
Class S	$0.1980	August 5, 2024	August 1, 2024	Class S	$-	August 5, 2024	August 1, 2024
Class S2	$0.1861	August 5, 2024	August 1, 2024	Class S2	$-	August 5, 2024	August 1, 2024
Class Z	$0.2445	August 5, 2024	August 1, 2024	Class Z	$0.0466	August 5, 2024	August 1, 2024
Index Solution 2035				Index Solution 2060
Class ADV	$0.0701	August 5, 2024	August 1, 2024	Class ADV	$-	August 5, 2024	August 1, 2024
Class I	$0.1285	August 5, 2024	August 1, 2024	Class I	$0.0242	August 5, 2024	August 1, 2024
Class S	$0.0988	August 5, 2024	August 1, 2024	Class S	$-	August 5, 2024	August 1, 2024
Class S2	$0.0880	August 5, 2024	August 1, 2024	Class S2	$-	August 5, 2024	August 1, 2024
Class Z	$0.1309	August 5, 2024	August 1, 2024	Class Z	$0.0375	August 5, 2024	August 1, 2024
Index Solution 2040				Index Solution 2065
Class ADV	$0.0338	August 5, 2024	August 1, 2024	Class ADV	$0.0189	August 5, 2024	August 1, 2024
Class I	$0.1169	August 5, 2024	August 1, 2024	Class I	$0.0189	August 5, 2024	August 1, 2024
Class S	$0.0774	August 5, 2024	August 1, 2024	Class S	$0.0189	August 5, 2024	August 1, 2024
Class S2	$0.0577	August 5, 2024	August 1, 2024	Class S2	$0.0189	August 5, 2024	August 1, 2024
Class Z	$0.1269	August 5, 2024	August 1, 2024	Class Z	$0.0189	August 5, 2024	August 1, 2024

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

36

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares	RA	Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 56.8%
1,244,518	Schwab U.S. TIPS ETF	$64,727,381	10.1
227,399	Vanguard Long-Term Treasury ETF	13,116,374	2.0
258,902	Vanguard Short-Term Corporate Bond ETF	20,006,652	3.1
4,968,773 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	239,345,796	37.4
750,000	Xtrackers USD High Yield Corporate Bond ETF	26,595,000	4.2
	Total Exchange-Traded Funds (Cost $374,305,374)	363,791,203	56.8
MUTUAL FUNDS: 43.0%
	Affiliated Investment Companies: 43.0%
4,003,713	Voya Short Term Bond Fund - Class R6	37,114,424	5.8
2,983,324	Voya U.S. Bond Index Portfolio - Class I	26,760,414	4.2
1,178,638	Voya VACS Index Series EM Portfolio	13,412,904	2.1
4,296,993	Voya VACS Index Series I Portfolio	48,126,326	7.5
2,218,212	Voya VACS Index Series MC Portfolio	25,021,428	3.9
9,126,838 (2)	Voya VACS Index Series S Portfolio	124,946,409	19.5
	Total Mutual Funds (Cost $236,579,268)	275,381,905	43.0

	Total Long-Term Investments (Cost $610,884,642)	639,173,108	99.8

Shares	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
1,456,756 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.210%	1,456,756	0.2
	Total Short-Term Investments (Cost $1,456,756)	1,456,756	0.2
	Total Investments in Securities (Cost $612,341,398)	$640,629,864	100.0
	Liabilities in Excess of Other Assets	(110,321)	0.0
	Net Assets	$640,519,543	100.0

(1)	Investment in affiliate.
(2)	Non-income producing security.
(3)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

37

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$363,791,203	$—	$—	$363,791,203
Mutual Funds	275,381,905	—	—	275,381,905
Short-Term Investments	1,456,756	—	—	1,456,756
Total Investments, at fair value	$640,629,864	$—	$—	$640,629,864

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Short Term Bond Fund -Class R6	$39,338,104	$4,532,989	$(6,443,376)	$(313,293)	$37,114,424	$896,188	$52,603	$—
Voya U.S. Bond Index Portfolio -Class I	33,338,526	36,952,992	(42,535,765)	(995,339)	26,760,414	644,820	48,989	—
Voya VACS Index Series EM Portfolio	13,462,255	991,671	(1,359,512)	318,490	13,412,904	488,819	84,039	—
Voya VACS Index Series I Portfolio	45,465,412	7,064,971	(5,056,575)	652,518	48,126,326	1,217,336	584,530	—
Voya VACS Index Series MC Portfolio	14,094,385	13,787,869	(2,657,279)	(203,547)	25,021,428	217,749	324,305	76,190
Voya VACS Index Series S Portfolio	144,475,192	1,208,984	(31,310,425)	10,572,658	124,946,409	—	8,504,957	—
Voya VACS Index Series SC Portfolio	7,139,133	27,902	(6,255,483)	(911,552)	—	—	1,000,466	—
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	254,314,417	—	(8,652,349)	(6,316,272)	239,345,796	5,372,750	(342,727)	—
	$551,627,424	$64,567,378	$(104,270,764)	$2,803,663	$514,727,701	$8,837,662	$10,257,162	$76,190

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $613,695,414.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$38,043,374
Gross Unrealized Depreciation	(11,108,925)
Net Unrealized Appreciation	$26,934,449

See Accompanying Notes to Financial Statements

38

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares	RA	Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 45.2%
1,404,700	Schwab U.S. TIPS ETF	$73,058,447	7.0
367,419	Vanguard Long-Term Treasury ETF	21,192,728	2.0
404,380	Vanguard Short-Term Corporate Bond ETF	31,248,465	3.0
6,674,664 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	321,518,565	30.7
735,338	Xtrackers USD High Yield Corporate Bond ETF	26,075,085	2.5
	Total Exchange-Traded Funds (Cost $483,409,462)	473,093,290	45.2
MUTUAL FUNDS: 54.6%
	Affiliated Investment Companies: 54.6%
844,116	Voya Short Term Bond Fund - Class R6	7,824,958	0.7
6,502,226	Voya U.S. Bond Index Portfolio - Class I	58,324,966	5.6
1,847,326	Voya VACS Index Series EM Portfolio	21,022,570	2.0
10,666,510	Voya VACS Index Series I Portfolio	119,464,913	11.4
4,330,825	Voya VACS Index Series MC Portfolio	48,851,703	4.7
21,973,622 (2)	Voya VACS Index Series S Portfolio	300,818,882	28.7
1,408,734	Voya VACS Index Series SC Portfolio	15,270,674	1.5
	Total Mutual Funds (Cost $476,561,629)	571,578,666	54.6
	Total Long-Term Investments (Cost $959,971,091)	1,044,671,956	99.8
	Total Investments in Securities (Cost $959,971,091)	$1,044,671,956	99.8
	Assets in Excess of Other Liabilities	2,366,044	0.2
	Net Assets	$1,047,038,000	100.0

(1)	Investment in affiliate.
(2)	Non-income producing security.

See Accompanying Notes to Financial Statements

39

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$473,093,290	$—	$—	$473,093,290
Mutual Funds	571,578,666	—	—	571,578,666
Total Investments, at fair value	$1,044,671,956	$—	$—	$1,044,671,956

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Short Term Bond Fund -Class R6	$—	$7,980,976	$(170,147)	$14,129	$7,824,958	$41,717	$(403)	$—
Voya U.S. Bond Index Portfolio -Class I	66,233,658	50,716,776	(57,594,651)	(1,030,817)	58,324,966	1,198,559	(803,770)	—
Voya VACS Index Series EM Portfolio	32,410,034	1,730,573	(12,919,448)	(198,589)	21,022,570	777,289	357,985	—
Voya VACS Index Series I Portfolio	138,961,641	4,547,915	(24,852,568)	807,925	119,464,913	3,107,828	3,068,984	—
Voya VACS Index Series MC Portfolio	33,641,966	23,163,922	(7,609,553)	(344,632)	48,851,703	433,932	927,148	151,831
Voya VACS Index Series S Portfolio	352,444,133	13,286,618	(87,753,693)	22,841,824	300,818,882	—	24,351,799	—
Voya VACS Index Series SC Portfolio	22,929,646	1,185,307	(7,823,626)	(1,020,653)	15,270,674	358,359	652,813	184,449
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	304,738,145	30,423,476	(5,768,200)	(7,874,856)	321,518,565	6,951,625	(237,804)	—
	$951,359,223	$133,035,563	$(204,491,886)	$13,194,331	$893,097,231	$12,869,309	$28,316,752	$336,280

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $961,338,542.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$95,392,455
Gross Unrealized Depreciation	(12,059,041)
Net Unrealized Appreciation	$83,333,414

See Accompanying Notes to Financial Statements

40

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares	RA	Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 33.2%
537,862	Schwab U.S. TIPS ETF	$27,974,203	2.9
320,887	Vanguard Long-Term Treasury ETF	18,508,762	1.9
240,462	Vanguard Short-Term Corporate Bond ETF	18,581,701	2.0
4,798,551 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	231,146,202	24.4
522,436	Xtrackers USD High Yield Corporate Bond ETF	18,525,580	2.0
	Total Exchange-Traded Funds (Cost $320,987,586)	314,736,448	33.2
MUTUAL FUNDS: 66.5%
	Affiliated Investment Companies: 66.5%
4,649,466	Voya U.S. Bond Index Portfolio - Class I	41,705,710	4.4
1,723,798	Voya VACS Index Series EM Portfolio	19,616,821	2.1
12,975,091	Voya VACS Index Series I Portfolio	145,321,017	15.4
4,892,959	Voya VACS Index Series MC Portfolio	55,192,578	5.8
24,825,194 (2)	Voya VACS Index Series S Portfolio	339,856,910	35.9
2,552,078	Voya VACS Index Series SC Portfolio	27,664,520	2.9
	Total Mutual Funds (Cost $524,211,728)	629,357,556	66.5
	Total Long-Term Investments (Cost $845,199,314)	944,094,004	99.7
	Total Investments in Securities (Cost $845,199,314)	$944,094,004	99.7
	Assets in Excess of Other Liabilities	3,200,737	0.3
	Net Assets	$947,294,741	100.0

(1)	Investment in affiliate.
(2)	Non-income producing security.

See Accompanying Notes to Financial Statements

41

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$314,736,448	$—	$—	$314,736,448
Mutual Funds	629,357,556	—	—	629,357,556
Total Investments, at fair value	$944,094,004	$—	$—	$944,094,004

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Bond Index Portfolio - Class I	$52,158,163	$13,919,307	$(23,489,367)	$(882,393)	$41,705,710	$932,832	$(600,492)	$—
Voya VACS Index Series EM Portfolio	36,255,329	1,886,299	(18,030,594)	(494,213)	19,616,821	698,753	677,851	—
Voya VACS Index Series I Portfolio	143,121,433	7,549,990	(8,271,239)	2,920,833	145,321,017	3,590,729	961,420	—
Voya VACS Index Series MC Portfolio	37,468,258	20,832,342	(3,496,474)	388,452	55,192,578	468,808	410,732	164,034
Voya VACS Index Series S Portfolio	310,592,553	34,791,387	(41,196,930)	35,669,900	339,856,910	—	11,245,440	—
Voya VACS Index Series SC Portfolio	47,913,975	2,061,009	(19,883,730)	(2,426,734)	27,664,520	557,126	1,238,047	286,756
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	222,547,347	14,540,125	—	(5,941,270)	231,146,202	5,016,089	—	—
	$850,057,058	$95,580,459	$(114,368,334)	$29,234,575	$860,503,758	$11,264,337	$13,932,998	$450,790

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $846,458,700.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$105,193,053
Gross Unrealized Depreciation	(7,557,749)
Net Unrealized Appreciation	$97,635,304

See Accompanying Notes to Financial Statements

42

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 20.4%
530,721	Vanguard Long-Term Treasury ETF	$30,611,987	1.9
5,402,401 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	260,233,656	16.5
863,638	Xtrackers USD High Yield Corporate Bond ETF	30,624,604	2.0
	Total Exchange-Traded Funds (Cost $327,712,675)	321,470,247	20.4

MUTUAL FUNDS: 79.4%
	Affiliated Investment Companies: 79.4%
11,405,261	Voya U.S. Bond Index Portfolio - Class I	102,305,192	6.5
4,277,491	Voya VACS Index Series EM Portfolio	48,677,845	3.1
25,630,281	Voya VACS Index Series I Portfolio	287,059,151	18.2
8,105,772	Voya VACS Index Series MC Portfolio	91,433,113	5.8
49,416,220 (2)	Voya VACS Index Series S Portfolio	676,508,046	42.9
4,201,361	Voya VACS Index Series SC Portfolio	45,542,754	2.9
	Total Mutual Funds (Cost $1,041,570,647)	1,251,526,101	79.4
	Total Long-Term Investments (Cost $1,369,283,322)	1,572,996,348	99.8
	Total Investments in Securities (Cost $1,369,283,322)	$1,572,996,348	99.8
	Assets in Excess of Other Liabilities	3,514,359	0.2
	Net Assets	$1,576,510,707	100.0

(1)	Investment in affiliate.

(2)	Non-income producing security.

See Accompanying Notes to Financial Statements

43

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$321,470,247	$—	$—	$321,470,247
Mutual Funds	1,251,526,101	—	—	1,251,526,101
Total Investments, at fair value	$1,572,996,348	$—	$—	$1,572,996,348

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Bond Index Portfolio - Class I	$81,446,803	$43,997,184	$(21,416,798)	$(1,721,997)	$102,305,192	$1,929,532	$(717,140)	$—
Voya VACS Index Series EM Portfolio	74,204,147	4,279,205	(29,423,908)	(381,599)	48,677,845	1,739,412	1,217,310	—
Voya VACS Index Series I Portfolio	279,469,741	14,243,888	(12,761,263)	6,106,785	287,059,151	7,117,110	1,498,212	—
Voya VACS Index Series MC Portfolio	61,327,936	34,370,650	(4,983,537)	718,064	91,433,113	779,293	582,369	272,672
Voya VACS Index Series S Portfolio	613,015,712	57,945,846	(68,453,571)	74,000,059	676,508,046	—	18,942,707	—
Voya VACS Index Series SC Portfolio	78,508,962	3,513,361	(32,496,576)	(3,982,993)	45,542,754	920,348	2,014,759	473,708
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	252,224,782	14,764,930	—	(6,756,056)	260,233,656	5,676,161	—	—
	$1,440,198,083	$173,115,064	$(169,535,653)	$67,982,263	$1,511,759,757	$18,161,856	$23,538,217	$746,380

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,370,524,245.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$211,238,416
Gross Unrealized Depreciation	(8,766,312)
Net Unrealized Appreciation	$202,472,104

See Accompanying Notes to Financial Statements

44

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.9%
323,518	Vanguard Long-Term Treasury ETF	$18,660,518	1.9
1,857,269 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	89,464,648	9.1
533,508	Xtrackers USD High Yield Corporate Bond ETF	18,918,193	1.9
	Total Exchange-Traded Funds (Cost $128,159,320)	127,043,359	12.9

MUTUAL FUNDS: 86.8%
	Affiliated Investment Companies: 86.8%
3,587,863	Voya U.S. Bond Index Portfolio - Class I	32,183,130	3.3
3,547,703	Voya VACS Index Series EM Portfolio	40,372,863	4.1
18,551,800	Voya VACS Index Series I Portfolio	207,780,155	21.1
5,898,070	Voya VACS Index Series MC Portfolio	66,530,234	6.7
34,482,128 (2)	Voya VACS Index Series S Portfolio	472,060,335	47.8
3,489,611	Voya VACS Index Series SC Portfolio	37,827,384	3.8
	Total Mutual Funds (Cost $709,289,136)	856,754,101	86.8
	Total Long-Term Investments (Cost $837,448,456)	983,797,460	99.7
	Total Investments in Securities (Cost $837,448,456)	$983,797,460	99.7
	Assets in Excess of Other Liabilities	2,803,380	0.3
	Net Assets	$986,600,840	100.0

(1)	Investment in affiliate.

(2)	Non-income producing security.

See Accompanying Notes to Financial Statements

45

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$127,043,359	$—	$—	$127,043,359
Mutual Funds	856,754,101	—	—	856,754,101
Total Investments, at fair value	$983,797,460	$—	$—	$983,797,460

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Bond Index Portfolio - Class I	$31,987,480	$9,548,763	$(8,787,621)	$(565,492)	$32,183,130	$641,063	$(352,213)	$—
Voya VACS Index Series EM Portfolio	45,365,230	3,731,963	(9,322,232)	597,902	40,372,863	1,431,550	257,119	—
Voya VACS Index Series I Portfolio	198,333,659	14,425,361	(9,308,940)	4,330,075	207,780,155	5,111,525	1,064,550	—
Voya VACS Index Series MC Portfolio	46,578,635	22,354,548	(3,156,354)	753,405	66,530,234	562,494	377,434	196,815
Voya VACS Index Series S Portfolio	420,784,014	41,915,298	(42,924,654)	52,285,677	472,060,335	—	11,869,539	—
Voya VACS Index Series SC Portfolio	57,257,645	3,547,182	(20,344,436)	(2,633,007)	37,827,384	758,299	1,271,719	390,301
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	85,085,988	6,660,038	—	(2,281,378)	89,464,648	1,935,599	—	—
	$885,392,651	$102,183,153	$(93,844,237)	$52,487,182	$946,218,749	$10,440,530	$14,488,148	$587,116

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $837,963,531.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$148,140,613
Gross Unrealized Depreciation	(2,306,683)
Net Unrealized Appreciation	$145,833,930

See Accompanying Notes to Financial Statements

46

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.5%
420,928	Vanguard Long-Term Treasury ETF	$24,279,127	1.9
1,271,835 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	61,264,292	4.7
694,146	Xtrackers USD High Yield Corporate Bond ETF	24,614,417	1.9
	Total Exchange-Traded Funds (Cost $110,109,864)	110,157,836	8.5

MUTUAL FUNDS: 91.3%
	Affiliated Investment Companies: 91.3%
1,286,041	Voya U.S. Bond Index Portfolio - Class I	11,535,784	0.9
5,774,891	Voya VACS Index Series EM Portfolio	65,718,261	5.1
26,408,938	Voya VACS Index Series I Portfolio	295,780,102	23.0
7,685,209	Voya VACS Index Series MC Portfolio	86,689,153	6.7
48,761,712 (2)	Voya VACS Index Series S Portfolio	667,547,839	51.8
4,545,148	Voya VACS Index Series SC Portfolio	49,269,405	3.8
	Total Mutual Funds (Cost $965,834,204)	1,176,540,544	91.3
	Total Long-Term Investments (Cost $1,075,944,068)	1,286,698,380	99.8
	Total Investments in Securities (Cost $1,075,944,068)	$1,286,698,380	99.8
	Assets in Excess of Other Liabilities	2,589,455	0.2
	Net Assets	$1,289,287,835	100.0

(1)	Investment in affiliate.

(2)	Non-income producing security.

See Accompanying Notes to Financial Statements

47

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$110,157,836	$—	$—	$110,157,836
Mutual Funds	1,176,540,544	—	—	1,176,540,544
Total Investments, at fair value	$1,286,698,380	$—	$—	$1,286,698,380

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Bond Index Portfolio - Class I	$11,605,155	$5,945,187	$(5,700,464)	$(314,094)	$11,535,784	$230,511	$(18,461)	$—
Voya VACS Index Series EM Portfolio	70,445,059	5,765,045	(11,671,067)	1,179,224	65,718,261	2,333,141	344,131	—
Voya VACS Index Series I Portfolio	279,632,839	21,875,729	(11,969,435)	6,240,969	295,780,102	7,285,272	1,383,272	—
Voya VACS Index Series MC Portfolio	60,124,095	28,926,476	(3,402,282)	1,040,864	86,689,153	733,873	415,631	256,779
Voya VACS Index Series S Portfolio	591,793,263	53,625,210	(53,343,472)	75,472,838	667,547,839	—	14,705,110	—
Voya VACS Index Series SC Portfolio	74,243,921	4,685,135	(26,244,005)	(3,415,646)	49,269,405	988,869	1,642,823	508,977
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	57,033,117	5,780,182	—	(1,549,007)	61,264,292	1,323,308	—	—
	$1,144,877,449	$126,602,964	$(112,330,725)	$78,655,148	$1,237,804,836	$12,894,974	$18,472,506	$765,756

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,076,609,441.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$211,721,554
Gross Unrealized Depreciation	(1,632,616)
Net Unrealized Appreciation	$210,088,938

See Accompanying Notes to Financial Statements

48

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.6%
265,872	Vanguard Long-Term Treasury ETF	$15,335,497	1.9
642,666 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	30,957,221	3.7
	Total Exchange-Traded Funds (Cost $46,650,726)	46,292,718	5.6

MUTUAL FUNDS: 94.2%
	Affiliated Investment Companies: 94.2%
915,440	Voya U.S. Bond Index Portfolio - Class I	8,211,498	1.0
3,695,605	Voya VACS Index Series EM Portfolio	42,055,984	5.1
16,902,032	Voya VACS Index Series I Portfolio	189,302,755	22.9
5,623,510	Voya VACS Index Series MC Portfolio	63,433,193	7.7
32,442,474 (2)	Voya VACS Index Series S Portfolio	444,137,473	53.7
2,909,600	Voya VACS Index Series SC Portfolio	31,540,066	3.8
	Total Mutual Funds (Cost $640,746,983)	778,680,969	94.2
	Total Long-Term Investments (Cost $687,397,709)	824,973,687	99.8
	Total Investments in Securities (Cost $687,397,709)	$824,973,687	99.8
	Assets in Excess of Other Liabilities	1,252,060	0.2
	Net Assets	$826,225,747	100.0

(1)	Investment in affiliate.

(2)	Non-income producing security.

See Accompanying Notes to Financial Statements

49

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$46,292,718	$—	$—	$46,292,718
Mutual Funds	778,680,969	—	—	778,680,969
Total Investments, at fair value	$824,973,687	$—	$—	$824,973,687

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Bond Index Portfolio - Class I	$7,355,278	$3,054,099	$(1,991,093)	$(206,786)	$8,211,498	$155,153	$(9,796)	$—
Voya VACS Index Series EM Portfolio	43,772,573	4,374,367	(6,887,673)	796,717	42,055,984	1,486,070	188,158	—
Voya VACS Index Series I Portfolio	175,048,103	16,131,037	(5,955,330)	4,078,945	189,302,755	4,640,184	695,106	—
Voya VACS Index Series MC Portfolio	45,033,302	19,391,144	(1,936,662)	945,409	63,433,193	534,344	238,262	186,965
Voya VACS Index Series S Portfolio	384,643,874	38,945,524	(30,361,096)	50,909,171	444,137,473	—	8,499,042	—
Voya VACS Index Series SC Portfolio	47,196,139	3,430,156	(16,891,834)	(2,194,395)	31,540,066	629,867	1,051,515	324,196
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	27,931,397	3,798,192	—	(772,368)	30,957,221	666,703	—	—
	$730,980,666	$89,124,519	$(64,023,688)	$53,556,693	$809,638,190	$8,112,321	$10,662,287	$511,161

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $687,696,863.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$138,054,596
Gross Unrealized Depreciation	(777,771)
Net Unrealized Appreciation	$137,276,825

See Accompanying Notes to Financial Statements

50

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.7%
271,733	Vanguard Long-Term Treasury ETF	$15,673,560	1.9
492,625 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	23,729,746	2.8
	Total Exchange-Traded Funds (Cost $39,661,301)	39,403,306	4.7

MUTUAL FUNDS: 95.2%
	Affiliated Investment Companies: 95.2%
942,369	Voya U.S. Bond Index Portfolio - Class I	8,453,049	1.0
3,788,252	Voya VACS Index Series EM Portfolio	43,110,303	5.1
17,314,067	Voya VACS Index Series I Portfolio	193,917,547	22.9
5,760,646	Voya VACS Index Series MC Portfolio	64,980,090	7.7
33,861,766 (2)	Voya VACS Index Series S Portfolio	463,567,582	54.7
2,980,579	Voya VACS Index Series SC Portfolio	32,309,480	3.8
	Total Mutual Funds (Cost $663,070,938)	806,338,051	95.2
	Total Long-Term Investments (Cost $702,732,239)	845,741,357	99.9
	Total Investments in Securities (Cost $702,732,239)	$845,741,357	99.9
	Assets in Excess of Other Liabilities	1,085,470	0.1
	Net Assets	$846,826,827	100.0

(1)	Investment in affiliate.

(2)	Non-income producing security.

See Accompanying Notes to Financial Statements

51

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$39,403,306	$—	$—	$39,403,306
Mutual Funds	806,338,051	—	—	806,338,051
Total Investments, at fair value	$845,741,357	$—	$—	$845,741,357

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Bond Index Portfolio - Class I	$7,642,412	$3,023,067	$(1,998,388)	$(214,042)	$8,453,049	$158,635	$(4,838)	$—
Voya VACS Index Series EM Portfolio	52,800,702	4,487,031	(14,556,101)	378,671	43,110,303	1,524,936	615,003	—
Voya VACS Index Series I Portfolio	179,837,491	16,639,961	(6,696,130)	4,136,225	193,917,547	4,758,362	727,833	—
Voya VACS Index Series MC Portfolio	46,355,022	19,770,855	(2,105,274)	959,487	64,980,090	547,978	240,988	191,735
Voya VACS Index Series S Portfolio	395,181,288	41,748,079	(27,253,681)	53,891,896	463,567,582	—	7,490,335	—
Voya VACS Index Series SC Portfolio	47,890,692	3,527,420	(16,901,320)	(2,207,312)	32,309,480	645,955	1,048,096	332,477
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	21,649,285	2,675,917	—	(595,456)	23,729,746	511,898	—	—
	$751,356,892	$91,872,330	$(69,510,894)	$56,349,469	$830,067,797	$8,147,764	$10,117,417	$524,212

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $702,938,727.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$143,495,512
Gross Unrealized Depreciation	(692,882)
Net Unrealized Appreciation	$142,802,630

See Accompanying Notes to Financial Statements

52

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.6%
158,852	Vanguard Long-Term Treasury ETF	$9,162,583	1.8
287,984 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	13,872,189	2.8

	Total Exchange-Traded Funds (Cost $23,105,115)	23,034,772	4.6

MUTUAL FUNDS: 95.3%
	Affiliated Investment Companies: 95.3%
619,566	Voya U.S. Bond Index Portfolio - Class I	5,557,509	1.1
2,260,955	Voya VACS Index Series EM Portfolio	25,729,663	5.1
10,335,609	Voya VACS Index Series I Portfolio	115,758,825	22.9
3,439,581	Voya VACS Index Series MC Portfolio	38,798,477	7.7
20,214,151 (2)	Voya VACS Index Series S Portfolio	276,731,725	54.7
1,780,176	Voya VACS Index Series SC Portfolio	19,297,103	3.8
	Total Mutual Funds (Cost $399,185,982)	481,873,302	95.3
	Total Long-Term Investments (Cost $422,291,097)	504,908,074	99.9
	Total Investments in Securities (Cost $422,291,097)	$504,908,074	99.9
	Assets in Excess of Other Liabilities	691,063	0.1
	Net Assets	$505,599,137	100.0

(1)	Investment in affiliate.

(2)	Non-income producing security.

See Accompanying Notes to Financial Statements

53

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$23,034,772	$—	$—	$23,034,772
Mutual Funds	481,873,302	—	—	481,873,302
Total Investments, at fair value	$504,908,074	$—	$—	$504,908,074

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Bond Index Portfolio - Class I	$4,568,859	$2,309,576	$(1,190,437)	$(130,489)	$5,557,509	$98,968	$(557)	$—
Voya VACS Index Series EM Portfolio	30,294,898	3,518,307	(8,326,843)	243,301	25,729,663	904,263	358,495	—
Voya VACS Index Series I Portfolio	103,459,162	13,159,914	(3,318,777)	2,458,526	115,758,825	2,821,849	367,927	—
Voya VACS Index Series MC Portfolio	26,665,442	12,629,195	(1,067,885)	571,725	38,798,477	324,984	126,509	113,711
Voya VACS Index Series S Portfolio	227,275,242	32,139,158	(14,684,785)	32,002,110	276,731,725	—	4,144,059	—
Voya VACS Index Series SC Portfolio	27,954,483	2,706,033	(10,058,005)	(1,305,408)	19,297,103	383,167	623,326	197,218
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	12,163,599	2,050,616	—	(342,026)	13,872,189	297,989	—	—
	$432,381,685	$68,512,799	$(38,646,732)	$33,497,739	$495,745,491	$4,831,220	$5,619,759	$310,929

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $422,398,428.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$82,837,797
Gross Unrealized Depreciation	(328,150)
Net Unrealized Appreciation	$82,509,647

See Accompanying Notes to Financial Statements

54

Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.3%
34,395	Vanguard Long-Term Treasury ETF	$1,983,904	1.6
41,570 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2,002,427	1.7
	Total Exchange-Traded Funds (Cost $4,000,024)	3,986,331	3.3

MUTUAL FUNDS: 96.6%
	Affiliated Investment Companies: 96.6%
191,065	Voya U.S. Bond Index Portfolio - Class I	1,713,856	1.4
538,222	Voya VACS Index Series EM Portfolio	6,124,970	5.1
2,568,306	Voya VACS Index Series I Portfolio	28,765,022	23.9
820,585	Voya VACS Index Series MC Portfolio	9,256,202	7.7
4,817,016 (2)	Voya VACS Index Series S Portfolio	65,944,949	54.7
425,043	Voya VACS Index Series SC Portfolio	4,607,464	3.8
	Total Mutual Funds (Cost $99,509,094)	116,412,463	96.6
	Total Long-Term Investments (Cost $103,509,118)	120,398,794	99.9
	Total Investments in Securities (Cost $103,509,118)	$120,398,794	99.9
	Assets in Excess of Other Liabilities	124,656	0.1
	Net Assets	$120,523,450	100.0

(1)	Investment in affiliate.

(2)	Non-income producing security.

See Accompanying Notes to Financial Statements

55

Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,986,331	$—	$—	$3,986,331
Mutual Funds	116,412,463	—	—	116,412,463
Total Investments, at fair value	$120,398,794	$—	$—	$120,398,794

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Bond Index Portfolio - Class I	$998,598	$1,201,911	$(456,185)	$(30,468)	$1,713,856	$25,513	$(349)	$—
Voya VACS Index Series EM Portfolio	5,215,406	1,660,833	(877,514)	126,245	6,124,970	208,146	50,489	—
Voya VACS Index Series I Portfolio	22,077,330	6,854,221	(686,361)	519,832	28,765,022	677,480	81,112	—
Voya VACS Index Series MC Portfolio	5,596,323	3,914,501	(354,321)	99,699	9,256,202	74,854	35,290	26,191
Voya VACS Index Series S Portfolio	47,608,520	14,603,846	(3,369,460)	7,102,043	65,944,949	—	939,742	—
Voya VACS Index Series SC Portfolio	5,751,614	1,286,563	(2,148,440)	(282,273)	4,607,464	88,300	132,667	45,449
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1,346,895	700,674	—	(45,142)	2,002,427	42,381	—	—
	$88,594,686	$30,222,549	$(7,892,281)	$7,489,936	$118,414,890	$1,116,674	$1,238,951	$71,640

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $103,589,077.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$16,864,529
Gross Unrealized Depreciation	(54,812)
Net Unrealized Appreciation	$16,809,717

See Accompanying Notes to Financial Statements

56

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Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VINDSOL (0624)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Partners, Inc.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2024

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: September 5, 2024